SunAmerica Series Trust SA AB Growth Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2022— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 95.2%
Apparel — 1.2%
NIKE, Inc., Class B	192,809	$ 17,869,538
Beverages — 3.2%
Monster Beverage Corp.†	524,115	49,120,058
Biotechnology — 5.1%
Genmab A/S ADR†	159,834	6,155,207
Illumina, Inc.†	29,537	6,758,657
Vertex Pharmaceuticals, Inc.†	209,445	65,346,840
		78,260,704
Building Materials — 0.4%
Trex Co., Inc.†	115,632	5,560,743
Chemicals — 0.9%
Sherwin-Williams Co.	60,170	13,540,055
Commercial Services — 0.7%
PayPal Holdings, Inc.†	136,330	11,394,461
Computers — 4.3%
EPAM Systems, Inc.†	83,410	29,193,500
Fortinet, Inc.†	628,357	35,916,886
		65,110,386
Distribution/Wholesale — 1.9%
Copart, Inc.†	253,949	29,209,214
Diversified Financial Services — 6.1%
Visa, Inc., Class A	448,012	92,810,166
Electrical Components & Equipment — 0.9%
AMETEK, Inc.	110,930	14,383,184
Electronics — 2.3%
Amphenol Corp., Class A	251,426	19,065,634
Mettler-Toledo International, Inc.†	12,480	15,786,326
		34,851,960
Healthcare-Products — 7.5%
ABIOMED, Inc.†	29,186	7,357,207
Align Technology, Inc.†	25,730	4,999,339
Edwards Lifesciences Corp.†	430,940	31,212,984
IDEXX Laboratories, Inc.†	75,631	27,202,958
Intuitive Surgical, Inc.†	176,503	43,502,695
		114,275,183
Healthcare-Services — 5.7%
UnitedHealth Group, Inc.	157,360	87,358,404
Internet — 10.1%
Alphabet, Inc., Class C†	963,890	91,241,827
Amazon.com, Inc.†	492,410	50,442,480
Etsy, Inc.†	130,784	12,281,926
		153,966,233
Machinery-Diversified — 1.4%
Cognex Corp.	142,295	6,578,298
IDEX Corp.	65,381	14,534,850
		21,113,148
Security Description	Shares or Principal Amount	Value

Office/Business Equipment — 0.9%
Zebra Technologies Corp., Class A†	50,169	$ 14,208,864
Pharmaceuticals — 3.4%
Zoetis, Inc.	349,744	52,734,400
Retail — 9.4%
Chipotle Mexican Grill, Inc.†	9,942	14,896,397
Costco Wholesale Corp.	100,692	50,497,038
Dollar General Corp.	76,579	19,531,474
Home Depot, Inc.	173,300	51,319,329
Tractor Supply Co.	33,496	7,361,416
		143,605,654
Semiconductors — 6.6%
ASML Holding NV	22,140	10,459,379
Entegris, Inc.	158,152	12,547,780
NVIDIA Corp.	219,756	29,660,467
QUALCOMM, Inc.	413,585	48,662,411
		101,330,037
Software — 19.9%
Adobe, Inc.†	69,190	22,037,015
Atlassian Corp., Class A†	49,046	9,943,096
Autodesk, Inc.†	75,335	16,144,291
Cadence Design Systems, Inc.†	46,554	7,047,810
Manhattan Associates, Inc.†	54,040	6,575,047
Microsoft Corp.	573,500	133,126,555
MSCI, Inc.	28,660	13,437,528
PTC, Inc.†	105,562	12,438,370
Roper Technologies, Inc.	62,797	26,031,868
ServiceNow, Inc.†	15,780	6,639,277
Synopsys, Inc.†	42,502	12,433,960
Tyler Technologies, Inc.†	37,967	12,275,870
Veeva Systems, Inc., Class A†	157,937	26,523,940
		304,654,627
Telecommunications — 3.3%
Arista Networks, Inc.†	265,470	32,084,704
Motorola Solutions, Inc.	73,489	18,350,938
		50,435,642
TOTAL INVESTMENTS (cost $1,220,848,412)	95.2%	1,455,792,661
Other assets less liabilities	4.8	73,576,304
NET ASSETS	100.0%	$1,529,368,965
†	Non-income producing security
ADR—American Depositary Receipt

SunAmerica Series Trust SA AB Growth Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2022— (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2022 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$1,455,792,661	$—	$—	$1,455,792,661
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Portfolio of Investments

SunAmerica Series Trust SA AB Small & Mid Cap Value Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2022— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 99.3%
Aerospace/Defense — 0.9%
Spirit AeroSystems Holdings, Inc., Class A	195,590	$ 4,529,864
Airlines — 1.1%
Alaska Air Group, Inc.†	121,180	5,387,663
Apparel — 3.5%
Carter's, Inc.	73,460	4,985,730
Ralph Lauren Corp.	69,800	6,469,762
Tapestry, Inc.	198,270	6,281,194
		17,736,686
Auto Parts & Equipment — 2.1%
Dana, Inc.	277,741	4,432,746
Goodyear Tire & Rubber Co.†	483,920	6,145,784
		10,578,530
Banks — 14.9%
BankUnited, Inc.	167,126	6,008,180
Comerica, Inc.	111,660	7,872,030
First BanCorp/Puerto Rico	512,250	8,088,427
First Citizens BancShares, Inc., Class A	11,377	9,353,259
First Hawaiian, Inc.	294,350	7,529,473
Synovus Financial Corp.	177,721	7,082,182
Texas Capital Bancshares, Inc.†	111,146	6,668,760
Webster Financial Corp.	126,823	6,881,416
Wintrust Financial Corp.	89,130	8,344,351
Zions Bancorp NA	149,966	7,789,234
		75,617,312
Building Materials — 1.0%
Masonite International Corp.†	67,938	4,859,605
Chemicals — 2.0%
Huntsman Corp.	221,350	5,923,326
Innospec, Inc.	39,750	3,974,602
		9,897,928
Commercial Services — 4.7%
ADT, Inc.	668,826	5,658,268
Herc Holdings, Inc.	53,960	6,346,236
Korn Ferry	56,970	3,166,962
Robert Half International, Inc.	57,359	4,385,669
WillScot Mobile Mini Holdings Corp.†	101,740	4,327,002
		23,884,137
Computers — 2.0%
Genpact, Ltd.	102,746	4,983,181
Lumentum Holdings, Inc.†	72,180	5,373,801
		10,356,982
Diversified Financial Services — 3.5%
Cboe Global Markets, Inc.	36,490	4,543,005
Moelis & Co., Class A	124,643	5,292,342
Stifel Financial Corp.	124,878	7,726,202
		17,561,549
Electric — 1.6%
IDACORP, Inc.	79,359	8,308,887
Electrical Components & Equipment — 0.9%
Belden, Inc.	68,346	4,758,932
Security Description	Shares or Principal Amount	Value

Electronics — 2.0%
Avnet, Inc.	133,960	$ 5,383,852
Sensata Technologies Holding PLC	115,870	4,659,133
		10,042,985
Engineering & Construction — 5.1%
AECOM	111,210	8,371,889
Arcosa, Inc.	115,100	7,389,420
Dycom Industries, Inc.†	48,220	5,698,639
Fluor Corp.†	150,450	4,552,617
		26,012,565
Food — 2.0%
Hain Celestial Group, Inc.†	251,459	4,704,798
Nomad Foods, Ltd.†	337,628	5,199,471
		9,904,269
Gas — 0.9%
Southwest Gas Holdings, Inc.	63,550	4,643,599
Hand/Machine Tools — 1.2%
Regal Rexnord Corp.	47,174	5,969,398
Healthcare-Products — 2.8%
Envista Holdings Corp.†	211,830	6,992,508
Integra LifeSciences Holdings Corp.†	140,550	7,062,638
		14,055,146
Healthcare-Services — 3.6%
Acadia Healthcare Co., Inc.†	91,360	7,427,568
Pediatrix Medical Group, Inc. †	302,860	5,875,484
Syneos Health, Inc.†	101,290	5,102,990
		18,406,042
Home Builders — 2.9%
KB Home	149,020	4,294,756
PulteGroup, Inc.	167,750	6,708,323
Taylor Morrison Home Corp.†	136,611	3,598,334
		14,601,413
Insurance — 6.0%
American Financial Group, Inc.	46,168	6,699,438
Hanover Insurance Group, Inc.	45,450	6,657,971
Kemper Corp.	102,840	4,902,383
Reinsurance Group of America, Inc.	37,430	5,508,573
Selective Insurance Group, Inc.	69,850	6,850,888
		30,619,253
Internet — 2.1%
Criteo SA ADR†	203,189	5,181,319
Gen Digital, Inc.	240,630	5,421,394
		10,602,713
Iron/Steel — 2.3%
ATI, Inc.†	220,700	6,568,032
Reliance Steel & Aluminum Co.	26,170	5,272,732
		11,840,764
Lodging — 0.9%
Hilton Grand Vacations, Inc.†	120,920	4,744,901
Machinery-Construction & Mining — 2.8%
Oshkosh Corp.	57,450	5,055,600
Vertiv Holdings Co.	623,870	8,927,580
		13,983,180

SunAmerica Series Trust SA AB Small & Mid Cap Value Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Metal Fabricate/Hardware — 1.2%
Timken Co.	86,350	$ 6,155,891
Mining — 0.9%
Cameco Corp.	201,044	4,768,764
Oil & Gas — 4.2%
Helmerich & Payne, Inc.	147,270	7,291,338
HF Sinclair Corp.	111,344	6,810,912
Magnolia Oil & Gas Corp., Class A	276,490	7,100,263
		21,202,513
Packaging & Containers — 1.5%
Berry Global Group, Inc.†	157,610	7,458,105
REITS — 6.3%
Broadstone Net Lease, Inc.	245,240	4,203,414
Camden Property Trust	54,989	6,353,979
Cousins Properties, Inc.	160,750	3,819,420
CubeSmart	161,638	6,767,783
Physicians Realty Trust	412,000	6,204,720
STAG Industrial, Inc.	137,140	4,332,252
		31,681,568
Retail — 4.1%
Dine Brands Global, Inc.	79,827	5,754,728
Papa John's International, Inc.	68,017	4,940,075
Sally Beauty Holdings, Inc.†	356,000	4,524,760
Williams-Sonoma, Inc.	42,990	5,323,452
		20,543,015
Security Description	Shares or Principal Amount	Value

Semiconductors — 1.2%
Kulicke & Soffa Industries, Inc.	61,460	$ 2,577,632
ON Semiconductor Corp.†	59,150	3,633,585
		6,211,217
Software — 2.3%
ACI Worldwide, Inc.†	251,620	6,121,915
CommVault Systems, Inc.†	92,709	5,645,051
		11,766,966
Transportation — 4.8%
Kirby Corp.†	63,921	4,458,490
Knight-Swift Transportation Holdings, Inc.	149,406	7,175,970
Star Bulk Carriers Corp.	244,540	4,259,887
XPO Logistics, Inc.†	164,750	8,524,165
		24,418,512
TOTAL INVESTMENTS (cost $500,456,575)	99.3%	503,110,854
Other assets less liabilities	0.7	3,630,312
NET ASSETS	100.0%	$506,741,166
†	Non-income producing security
ADR—American Depositary Receipt

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2022 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$503,110,854	$—	$—	$503,110,854
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Portfolio of Investments

SunAmerica Series Trust SA BlackRock Multi-Factor 70/30 Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2022— (unaudited)

Security Description	Shares or Principal Amount	Value
UNAFFILIATED INVESTMENT COMPANIES — 99.9%
iShares MSCI EAFE Min Vol Factor ETF	64,221	$ 3,758,213
iShares MSCI USA Min Vol Factor ETF	130,094	9,261,392
iShares MSCI USA Quality Factor ETF	113,857	12,815,744
iShares MSCI USA Size Factor ETF	48,290	5,478,983
iShares MSCI USA Value Factor ETF	20,432	1,891,595
iShares MSCI USA Momentum Factor ETF	49,813	7,354,391
iShares MSCI International Momentum Factor ETF	109,233	3,135,752
iShares MSCI International Quality Factor ETF	187,962	5,503,527
iShares MSCI International Value Factor ETF	40,205	843,903
iShares U.S. Fixed Income Balanced Risk Factor ETF (1)	229,135	18,755,021
iShares MSCI EAFE Small-Cap ETF	43,243	2,202,798
iShares Core U.S. Aggregate Bond ETF	39,404	3,739,440
Total Long-Term Investment Securities (cost $84,113,705)		74,740,759
Security Description	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS — 0.5%
Unaffiliated Investment Companies — 0.5%
State Street Institutional Treasury Money Market Fund, Premier Class 2.92%(2) (cost $381,860)	381,860	$ 381,860
TOTAL INVESTMENTS (cost $84,495,565)	100.4%	75,122,619
Other assets less liabilities	(0.4)	(271,908)
NET ASSETS	100.0%	$74,850,711
(1)	Security represents an investment in an affiliated company (see Note 2)
(2)	The rate shown is the 7-day yield as of October 31, 2022.
ETF—Exchange Traded Fund

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2022 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Unaffiliated Investment Companies	$74,740,759	$—	$—	$74,740,759
Short-Term Investments	381,860	—	—	381,860
Total Investments at Value	$75,122,619	$—	$—	$75,122,619
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Portfolio of Investments

SunAmerica Series Trust SA Blackrock VCP Global Multi Asset Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2022— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 46.0%
Australia — 1.8%
Adbri, Ltd.	10,558	$ 10,558
AGL Energy, Ltd.	25,244	109,738
Allkem, Ltd.†	2,706	24,756
Alumina, Ltd.	11,750	10,075
APA Group	3,587	24,052
Aristocrat Leisure, Ltd.	17,948	423,532
ASX, Ltd.	965	41,701
Atlas Arteria, Ltd.	2,608	10,998
Aurizon Holdings, Ltd.	20,238	46,751
Australia & New Zealand Banking Group, Ltd.	22,264	362,935
Bank of Queensland, Ltd.	2,738	12,847
BHP Group, Ltd.	70,408	1,685,837
BHP Group, Ltd.	1,935	46,079
Challenger, Ltd.	4,069	18,218
Charter Hall Group	1,864	15,359
Cochlear, Ltd.	198	25,336
Coles Group, Ltd.	7,476	78,015
Commonwealth Bank of Australia	16,476	1,099,797
Computershare, Ltd.	2,246	36,328
CSL, Ltd.	4,583	821,323
CSR, Ltd.	2,567	7,552
Deterra Royalties, Ltd.	3,363	8,784
Dexus	6,713	33,467
Endeavour Group, Ltd.	2,959	13,513
Evolution Mining, Ltd.	16,689	22,065
Flight Centre Travel Group, Ltd.†	3,560	37,778
Goodman Group	8,997	97,995
GPT Group	4,395	12,131
Harvey Norman Holdings, Ltd.	5,829	15,429
Iluka Resources, Ltd.	1,621	8,942
Incitec Pivot, Ltd.	6,495	15,493
Ioof Holdings, Ltd.	3,653	7,324
JB Hi-Fi, Ltd.	686	18,714
Lendlease Corp., Ltd.	2,999	16,611
Lynas Rare Earths, Ltd.†	2,478	13,085
Macquarie Group, Ltd.	8,551	921,831
Medibank Private, Ltd.	126,386	227,297
Metcash, Ltd.	5,597	14,683
Mineral Resources, Ltd.	194	8,991
Mirvac Group	11,786	15,554
National Australia Bank, Ltd.	29,912	618,599
Newcrest Mining, Ltd.	12,381	136,728
Northern Star Resources, Ltd.	16,765	93,122
Orica, Ltd.	893	7,887
Origin Energy, Ltd.	36,017	127,839
Perpetual, Ltd.	649	10,302
Pilbara Minerals, Ltd.†	8,979	29,058
Pro Medicus, Ltd.	352	12,506
Qantas Airways, Ltd.†	37,046	138,151
QBE Insurance Group, Ltd.	10,099	78,847
Ramsay Health Care, Ltd.	297	11,133
REA Group, Ltd.	6,306	488,402
Reece, Ltd.	1,924	19,019
Rio Tinto, Ltd.	3,118	174,686
Santos, Ltd.	7,877	38,920
Scentre Group	70,822	130,979
Shopping Centres Australasia Property Group	4,472	7,783
Sonic Healthcare, Ltd.	1,819	38,039
South32, Ltd.	173,594	396,623
Security Description	Shares or Principal Amount	Value

Australia (continued)
Stockland	76,859	$ 177,015
Telstra Group, Ltd.	169,854	425,897
Transurban Group	3,532	29,890
Treasury Wine Estates, Ltd.	3,732	30,848
Vicinity, Ltd.	15,842	19,708
Wesfarmers, Ltd.	12,687	367,450
Westpac Banking Corp.	73,047	1,123,330
WiseTech Global, Ltd.	746	27,603
Woodside Energy Group, Ltd. (ASX)	24,785	574,193
Woodside Energy Group, Ltd. (LSE)	349	8,051
Woolworths Group, Ltd.	4,146	87,435
Worley, Ltd.	1,274	11,622
		11,863,139
Austria — 0.1%
ams-OSRAM AG†	3,755	21,241
ANDRITZ AG	5,737	266,339
BAWAG Group AG*	911	43,967
Erste Group Bank AG	1,538	37,890
OMV AG	879	40,470
Raiffeisen Bank International AG†	1,734	24,111
Verbund AG	533	41,754
		475,772
Belgium — 0.2%
Ackermans & van Haaren NV	167	23,268
Ageas SA/NV	2,951	102,056
Anheuser-Busch InBev SA NV	7,387	370,003
D'ieteren Group SA	112	18,610
Elia Group SA	387	48,928
Groupe Bruxelles Lambert NV	4,372	321,998
KBC Group NV	2,972	148,733
Proximus SADP	2,327	24,404
Solvay SA, Class A	2,626	236,392
UCB SA	286	21,566
Warehouses De Pauw CVA	595	15,270
		1,331,228
Bermuda — 0.0%
CK Infrastructure Holdings, Ltd.	3,000	14,263
Essent Group, Ltd.	287	11,360
Golden Ocean Group, Ltd.	892	7,319
Invesco, Ltd.	278	4,259
Jardine Matheson Holdings, Ltd.	1,100	50,644
Kerry Properties, Ltd.	8,500	13,452
Norwegian Cruise Line Holdings, Ltd.†	689	11,637
NWS Holdings, Ltd.	13,608	9,658
VTech Holdings, Ltd.	2,200	11,687
		134,279
British Virgin Islands — 0.0%
Nomad Foods, Ltd.†	1,374	21,160
Sierra Rutile Holdings, Ltd.†	1,621	217
		21,377
Canada — 0.0%
Canada Goose Holdings, Inc.†	9,842	161,015
Cayman Islands — 0.0%
ASMPT, Ltd.	900	4,936
CK Asset Holdings, Ltd.	3,000	16,591
CK Hutchison Holdings, Ltd.	6,000	29,748

SunAmerica Series Trust SA Blackrock VCP Global Multi Asset Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Cayman Islands (continued)
Sea, Ltd. ADR†	382	$ 18,978
Wharf Real Estate Investment Co., Ltd.	3,000	11,807
		82,060
Curacao — 0.1%
Schlumberger, Ltd.	15,628	813,125
Denmark — 0.6%
AP Moller - Maersk A/S, Series A	105	209,837
AP Moller - Maersk A/S, Series B	147	306,937
Carlsberg A/S, Class B	1,096	129,050
Coloplast A/S, Class B	1,888	210,372
Danske Bank A/S	2,494	40,206
DSV A/S	1,397	188,832
Genmab A/S†	1,040	401,087
H Lundbeck A/S	7,372	27,566
ISS A/S†	707	12,960
Jyske Bank A/S†	190	10,239
Novo Nordisk A/S, Class B	21,460	2,332,171
Novozymes A/S, Class B	2,714	142,377
Orsted A/S*	283	23,318
ROCKWOOL A/S, Class B	114	22,655
Tryg A/S	683	14,769
Vestas Wind Systems A/S	1,713	33,668
		4,106,044
Finland — 0.3%
Kesko Oyj, Class B	1,799	34,997
Kone Oyj, Class B	12,091	494,823
Neste Oyj	279	12,214
Nokia Oyj	167,345	742,938
Nordea Bank Abp	78,056	745,976
Orion Oyj, Class B	243	11,179
Outokumpu Oyj	7,508	30,111
Valmet Oyj	914	20,779
Wartsila Oyj Abp	1,962	13,354
		2,106,371
France — 2.2%
Accor SA†	913	21,843
Aeroports de Paris†	189	25,561
Air France-KLM†	7,503	9,856
Air Liquide SA	1,733	226,362
Alstom SA	585	12,041
Amundi SA*	3,890	183,401
Arkema SA	260	20,557
AXA SA	39,386	972,048
BioMerieux	94	8,315
BNP Paribas SA	1,475	69,101
Bollore SE	4,478	22,395
Bouygues SA	4,795	136,744
Capgemini SE	586	96,146
Carrefour SA	10,151	163,278
Cie Generale des Etablissements Michelin SCA	1,296	33,011
Credit Agricole SA	2,040	18,495
Danone SA	398	19,788
Dassault Aviation SA	162	24,059
Dassault Systemes SE	1,135	38,000
Edenred	274	14,060
Eiffage SA	1,648	148,947
Electricite de France SA	19,546	230,843
Security Description	Shares or Principal Amount	Value

France (continued)
Engie SA	92,387	$ 1,200,065
Eramet SA	134	8,774
EssilorLuxottica SA	409	64,786
Faurecia SE†	616	9,191
Gecina SA	302	26,909
Hermes International	1,100	1,424,611
Ipsen SA	106	10,888
JCDecaux SA†	1,445	18,221
Kering SA	1,694	775,405
Legrand SA	6,841	520,939
L'Oreal SA	6,973	2,189,271
LVMH Moet Hennessy Louis Vuitton SE	2,567	1,619,458
Pernod Ricard SA	5,101	894,957
Publicis Groupe SA	1,059	59,317
Remy Cointreau SA	338	51,766
Renault SA†	252	7,763
Rexel SA	18,846	336,768
Safran SA	2,043	227,151
Sanofi	10,996	949,468
Sartorius Stedim Biotech	430	136,432
Schneider Electric SE	2,524	319,425
Societe Generale SA	19,236	440,925
Sodexo SA	806	71,425
SPIE SA	3	70
Teleperformance	780	208,941
Thales SA	374	47,532
TotalEnergies SE	3,466	189,418
Valeo	8,486	139,709
Veolia Environnement SA	1,545	34,448
Vinci SA	3,976	365,385
Vivendi SE	1,099	8,991
Wendel SE	78	6,104
		14,859,364
Germany — 1.9%
adidas AG	166	16,238
Allianz SE	9,023	1,624,473
Aurubis AG	206	13,016
BASF SE	9,238	414,698
Bayer AG	14,675	772,008
Bayerische Motoren Werke AG	17,463	1,372,339
Bayerische Motoren Werke AG (Preference Shares)	206	15,207
Bechtle AG	256	8,855
Beiersdorf AG	356	34,190
Brenntag SE	599	36,363
Carl Zeiss Meditec AG	142	17,199
Commerzbank AG†	20,780	166,230
Daimler Truck Holding AG†	353	9,419
Deutsche Bank AG	33,007	315,069
Deutsche Boerse AG	915	148,870
Deutsche Lufthansa AG†	31,990	219,503
Deutsche Pfandbriefbank AG*	6	45
Deutsche Post AG	4,824	171,156
DWS Group GmbH & Co. KGaA*	455	12,321
E.ON SE	56,503	473,402
Encavis AG	560	10,430
Evonik Industries AG	22,011	405,790
Fielmann AG†	325	10,361
Freenet AG	11,133	219,055
Fresenius SE & Co. KGaA	326	7,506
Fuchs Petrolub SE (Preference Shares)	1,792	51,358

SunAmerica Series Trust SA Blackrock VCP Global Multi Asset Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Germany (continued)
HeidelbergCement AG	1,504	$ 69,341
Henkel AG & Co. KGaA	452	26,556
Henkel AG & Co. KGaA (Preference Shares)	567	35,738
HOCHTIEF AG	411	21,857
HUGO BOSS AG	1,510	69,599
Infineon Technologies AG	13,825	336,596
Jenoptik AG	2	44
K+S AG	1,513	33,439
LEG Immobilien SE	350	22,869
Mercedes-Benz Group AG	20,396	1,181,158
Merck KGaA	996	162,418
MTU Aero Engines AG	91	16,297
Nemetschek SE	162	7,741
Porsche Automobil Holding SE (Preference Shares)	181	10,124
Rheinmetall AG	491	79,827
RWE AG	2,843	109,576
SAP SE	11,734	1,132,912
Sartorius AG (Preference Shares)	628	221,644
Scout24 SE*	1,941	99,518
Siemens AG	14,482	1,583,151
Siemens Healthineers AG*	672	30,936
Symrise AG	345	35,237
Telefonica Deutschland Holding AG	50,716	110,561
TUI AG†	3,146	4,748
Volkswagen AG (Preference Shares)	4,592	586,949
Vonovia SE	677	14,987
Wacker Chemie AG	264	30,767
Zalando SE*†	516	11,897
		12,591,588
Hong Kong — 0.5%
AIA Group, Ltd.	216,019	1,631,310
BOC Hong Kong Holdings, Ltd.	220,500	685,998
Cathay Pacific Airways, Ltd.†	13,000	11,795
CLP Holdings, Ltd.	3,500	23,481
Hang Seng Bank, Ltd.	2,500	35,149
Hong Kong & China Gas Co., Ltd.	24,107	18,589
Hong Kong Exchanges & Clearing, Ltd.	1,504	39,931
Hysan Development Co., Ltd.	5,000	10,894
Link REIT	57,100	337,811
Power Assets Holdings, Ltd.	3,500	16,746
Sino Land Co., Ltd.	6,000	6,418
Sun Hung Kai Properties, Ltd.	5,000	53,838
Swire Pacific, Ltd., Class A	16,319	108,031
Swire Properties, Ltd.	79,400	152,663
Techtronic Industries Co., Ltd.	17,000	160,362
		3,293,016
Ireland — 0.8%
Accenture PLC, Class A	5,035	1,429,436
AIB Group PLC	17,301	50,013
Alkermes PLC†	1,910	43,357
Allegion PLC	559	58,566
Aon PLC, Class A	480	135,115
CRH PLC	1,335	48,033
DCC PLC	551	30,560
Eaton Corp. PLC	470	70,533
Horizon Therapeutics PLC†	186	11,592
James Hardie Industries PLC CDI	15,551	341,639
Jazz Pharmaceuticals PLC†	86	12,366
Security Description	Shares or Principal Amount	Value

Ireland (continued)
Johnson Controls International PLC	2,572	$ 148,764
Kerry Group PLC, Class A	1,165	101,250
Kingspan Group PLC	3,378	170,352
Linde PLC	2,748	817,118
Medtronic PLC	14,690	1,283,025
Pentair PLC	765	32,857
Seagate Technology Holdings PLC	383	19,020
STERIS PLC	91	15,705
Trane Technologies PLC	1,334	212,946
Willis Towers Watson PLC	175	38,187
		5,070,434
Israel — 0.2%
Bank Hapoalim BM	28,423	273,836
Bank Leumi Le-Israel BM	1,864	17,773
Bezeq The Israeli Telecommunication Corp., Ltd.	7,211	12,762
Check Point Software Technologies, Ltd.†	3,806	491,849
Israel Discount Bank, Ltd., Class A	22,156	125,932
NICE, Ltd.†	794	150,347
Teva Pharmaceutical Industries, Ltd.†	7,481	66,948
Teva Pharmaceutical Industries, Ltd. ADR†	20,792	185,465
		1,324,912
Italy — 0.4%
A2A SpA	8,510	9,449
Assicurazioni Generali SpA	2,935	44,060
Atlantia SpA	514	11,471
Banca Mediolanum SpA	5,372	40,303
Banco BPM SpA	16,533	50,097
BPER Banca	64,013	118,463
Enel SpA	158,792	710,097
Eni SpA	8,926	117,463
FinecoBank Banca Fineco SpA	1,580	21,338
Intesa Sanpaolo SpA	325,138	620,834
Italgas SpA	3,582	18,479
Leonardo SpA	14,580	117,271
Mediobanca Banca di Credito Finanziario SpA	21,540	195,512
Moncler SpA	1,564	67,533
Nexi SpA*†	816	7,083
Pirelli & C SpA*	3,322	12,553
Reply SpA	53	5,767
Snam SpA	15,076	67,143
Telecom Italia SpA†	86,076	16,876
Terna - Rete Elettrica Nazionale SpA	2,556	16,961
UniCredit SpA	32,883	408,403
UnipolSai Assicurazioni SpA	5,174	11,678
		2,688,834
Japan — 4.4%
Advantest Corp.	4,500	236,558
Aeon Co., Ltd.	900	16,798
Aeon Mall Co., Ltd.	800	8,697
Ajinomoto Co., Inc.	3,000	82,486
Alfresa Holdings Corp.	1,100	12,662
Alps Alpine Co., Ltd.	17,600	150,933
Amada Co., Ltd.	28,100	197,733
Anritsu Corp.	4,700	47,255
Asahi Group Holdings, Ltd.	400	11,197
Asahi Kasei Corp.	41,000	263,052

SunAmerica Series Trust SA Blackrock VCP Global Multi Asset Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Astellas Pharma, Inc.	31,600	$ 434,706
Azbil Corp.	1,400	38,057
Benesse Holdings, Inc.	600	8,849
Bridgestone Corp.	2,500	90,098
Calbee, Inc.	2,900	58,242
Canon, Inc.	13,400	285,109
Casio Computer Co., Ltd.	1,100	9,565
Central Japan Railway Co.	1,000	115,906
Chugai Pharmaceutical Co., Ltd.	18,935	439,048
Chugoku Electric Power Co., Inc.	1,800	8,413
COMSYS Holdings Corp.	600	9,817
Cosmos Pharmaceutical Corp.	100	9,666
Dai Nippon Printing Co., Ltd.	300	6,007
Daifuku Co., Ltd.	1,900	87,068
Daiichi Sankyo Co., Ltd.	12,100	387,993
Daikin Industries, Ltd.	2,400	360,966
Daito Trust Construction Co., Ltd.	200	19,779
Daiwa House Industry Co., Ltd.	5,800	117,421
Daiwa House REIT Investment Corp.	10	20,173
Denso Corp.	1,200	59,585
Disco Corp.	600	143,579
DMG Mori Co., Ltd.	1,100	12,751
East Japan Railway Co.	900	48,590
Ebara Corp.	600	19,474
Eisai Co., Ltd.	4,792	288,997
Electric Power Development Co., Ltd.	1,000	13,850
EXEO Group, Inc.	800	11,718
FANUC Corp.	400	52,572
Fast Retailing Co., Ltd.	600	334,608
Fuji Electric Co., Ltd.	500	19,352
FUJIFILM Holdings Corp.	6,500	297,174
Fujitsu, Ltd.	892	102,653
GLP J-REIT	11	11,406
GMO Payment Gateway, Inc.	200	14,352
Hankyu Hanshin Holdings, Inc.†	200	5,936
Harmonic Drive Systems, Inc.	1,700	56,770
Hino Motors, Ltd.†	2,100	8,723
Hitachi Transport System, Ltd.	600	35,880
Hitachi, Ltd.	5,100	231,017
Honda Motor Co., Ltd.	37,935	860,059
Horiba, Ltd.	300	12,302
Hoya Corp.	7,800	727,249
Inpex Corp.	20,200	206,352
Isetan Mitsukoshi Holdings, Ltd.	1,300	11,535
Isuzu Motors, Ltd.	1,100	12,894
Ito En, Ltd.	200	7,045
ITOCHU Corp.	27,500	711,391
Itochu Techno-Solutions Corp.	1,300	30,112
J Front Retailing Co, Ltd.	1,800	14,495
Japan Exchange Group, Inc.	1,000	13,130
Japan Metropolitan Fund Investment Corp.	10	7,362
Japan Post Bank Co., Ltd.	1,200	7,985
Japan Post Holdings Co., Ltd.	1,700	11,420
Japan Real Estate Investment Corp.	5	20,945
Japan Tobacco, Inc.	73,900	1,224,336
JGC Holdings Corp.	1,900	22,880
Kajima Corp.	1,800	16,947
Kamigumi Co., Ltd.	600	11,391
Kandenko Co., Ltd.	1,100	6,182
Kao Corp.	10,000	375,273
Security Description	Shares or Principal Amount	Value

Japan (continued)
KDDI Corp.	21,516	$ 635,339
Keyence Corp.	1,600	603,004
Kirin Holdings Co., Ltd.	1,900	27,942
Kobayashi Pharmaceutical Co., Ltd.	200	10,637
Kobe Bussan Co., Ltd.	400	8,679
Konami Group Corp.	100	4,393
Konica Minolta, Inc.	13,900	42,321
Kuraray Co., Ltd.	1,700	11,690
Kyocera Corp.	1,300	64,883
Kyowa Kirin Co., Ltd.	500	11,785
Kyushu Electric Power Co., Inc.	3,900	19,259
Lawson, Inc.	4,700	149,956
Lintec Corp.	700	10,502
Lion Corp.	1,000	10,103
LIXIL Corp.	900	13,614
M3, Inc.†	500	14,934
Mazda Motor Corp.	1,300	8,763
Medipal Holdings Corp.	800	9,908
MEIJI Holdings Co., Ltd.	800	32,905
Mitsubishi Corp.	18,600	503,919
Mitsubishi Electric Corp.	8,300	73,076
Mitsubishi Estate Co., Ltd.	24,100	303,011
Mitsubishi HC Capital, Inc.	7,200	30,854
Mitsubishi Heavy Industries, Ltd.	2,100	72,268
Mitsubishi Materials Corp.	1,600	20,929
Mitsubishi Motors Corp.†	17,300	58,128
Mitsubishi UFJ Financial Group, Inc.	12,800	60,680
Mitsui & Co., Ltd.	39,000	863,129
Mitsui Fudosan Co., Ltd.	30,400	582,302
Mitsui Mining & Smelting Co., Ltd.	3,600	72,448
Mizuho Financial Group, Inc.	2,270	24,495
MonotaRO Co., Ltd.	1,100	16,763
Murata Manufacturing Co., Ltd.	7,100	348,301
NEC Corp.	2,700	89,388
Nexon Co., Ltd.	1,100	18,420
NGK Spark Plug Co., Ltd.	6,900	125,694
Nidec Corp.	900	49,628
Nihon Kohden Corp.	400	8,976
Nihon M&A Center Holdings, Inc.	1,200	13,569
Nikon Corp.	23,200	224,342
Nintendo Co., Ltd.	5,110	208,232
Nippon Building Fund, Inc.	5	22,249
Nippon Prologis REIT, Inc.	4	8,378
Nippon Telegraph & Telephone Corp.	55,400	1,525,005
Nissan Motor Co., Ltd.	8,900	28,374
Nissin Foods Holdings Co., Ltd.	500	32,376
Nitori Holdings Co., Ltd.	300	27,161
Nitto Denko Corp.	3,186	167,644
Nomura Real Estate Master Fund, Inc.	11	12,530
Nomura Research Institute, Ltd.	8,800	194,986
NSK, Ltd.	2,200	11,616
NTT Data Corp.	500	7,248
Obayashi Corp.	6,900	44,233
OBIC Co., Ltd.	400	59,996
Olympus Corp.	17,300	365,025
Omron Corp.	10,100	469,446
Ono Pharmaceutical Co., Ltd.	2,000	47,009
Oracle Corp. Japan	500	26,670
ORIX Corp.	900	13,180
Orix JREIT, Inc.	9	12,064
Otsuka Corp.	1,000	31,482
Otsuka Holdings Co., Ltd.	3,200	102,552

SunAmerica Series Trust SA Blackrock VCP Global Multi Asset Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Pigeon Corp.	800	$ 10,473
Pola Orbis Holdings, Inc.	44	486
Recruit Holdings Co., Ltd.	25,500	782,653
Renesas Electronics Corp.†	5,400	45,222
Ricoh Co., Ltd.	10,200	74,723
Rohm Co., Ltd.	1,100	77,380
Sankyo Co., Ltd.	600	19,755
Santen Pharmaceutical Co., Ltd.	3,600	24,647
SBI Holdings, Inc.	3,200	57,821
SCREEN Holdings Co., Ltd.	200	10,958
SCSK Corp.	2,500	36,832
Secom Co., Ltd.	1,100	62,672
Sega Sammy Holdings, Inc.	800	10,243
Sekisui House, Ltd.	9,100	151,223
Seven & i Holdings Co., Ltd.	900	33,597
Shimadzu Corp.	3,700	97,122
Shimamura Co., Ltd.	100	8,090
Shimizu Corp.	5,700	28,417
Shin-Etsu Chemical Co., Ltd.	3,400	355,028
Shionogi & Co., Ltd.	1,140	52,810
Shiseido Co., Ltd.	300	10,394
Skylark Holdings Co., Ltd.†	1,400	14,939
SMC Corp.	700	281,778
SoftBank Corp.	26,000	256,331
SoftBank Group Corp.	11,900	511,762
Sohgo Security Services Co., Ltd.	400	9,976
Sony Group Corp.	1,300	88,026
Square Enix Holdings Co., Ltd.	100	4,471
Subaru Corp.	28,400	441,961
Sumitomo Chemical Co., Ltd.	258,200	866,947
Sumitomo Corp.	40,900	521,067
Sumitomo Mitsui Financial Group, Inc.	27,100	760,294
Sundrug Co., Ltd.	400	9,318
Suntory Beverage & Food, Ltd.	6,100	204,226
Suzuki Motor Corp.	600	20,244
Sysmex Corp.	1,200	64,734
Taisei Corp.	1,600	43,558
Takeda Pharmaceutical Co., Ltd.	25,700	680,861
Teijin, Ltd.	9,800	88,935
Terumo Corp.	23,200	705,113
TIS, Inc.	1,100	29,618
Toho Co., Ltd.	300	10,667
Tohoku Electric Power Co., Inc.	5,200	21,792
Tokio Marine Holdings, Inc.	23,100	417,312
Tokyo Electron, Ltd.	3,200	846,282
Tokyo Tatemono Co., Ltd.	900	12,373
Tokyu Corp.	700	8,065
Tokyu Fudosan Holdings Corp.	2,500	12,664
Toshiba Corp.	4,100	142,804
Tosoh Corp.	800	8,706
TOTO, Ltd.	600	17,136
Toyota Industries Corp.	200	10,296
Toyota Motor Corp.	80,225	1,112,774
Trend Micro, Inc.	1,700	85,594
Tsuruha Holdings, Inc.	3,600	209,152
Unicharm Corp.	7,900	240,682
USS Co., Ltd.	600	9,043
Welcia Holdings Co., Ltd.	400	8,362
West Japan Railway Co.	300	11,889
Yamada Holdings Co., Ltd.	45,200	145,544
Yaskawa Electric Corp.	1,900	52,533
Security Description	Shares or Principal Amount	Value

Japan (continued)
Yokogawa Electric Corp.	500	$ 8,370
ZOZO, Inc.	2,400	50,909
		29,280,573
Jersey — 0.2%
Aptiv PLC†	722	65,753
Experian PLC	27,339	868,974
Ferguson PLC	1,430	155,814
Glencore PLC	52,066	297,584
WPP PLC	19,298	169,335
		1,557,460
Liberia — 0.0%
Royal Caribbean Cruises, Ltd.†	550	29,359
Luxembourg — 0.1%
ArcelorMittal SA	12,225	273,703
Aroundtown SA	13,022	25,846
B&M European Value Retail SA	1,534	5,672
Eurofins Scientific SE	297	18,993
RTL Group SA	705	23,929
SES SA FDR	4	28
Spotify Technology SA†	118	9,509
Tenaris SA	1,606	24,933
		382,613
Netherlands — 1.0%
ABN AMRO Bank NV CVA*	8,311	81,680
Adyen NV*†	50	71,626
Airbus SE	1,029	111,433
Akzo Nobel NV	1,089	67,129
Argenx SE †	264	102,706
ASM International NV	173	38,316
ASML Holding NV	4,142	1,952,613
ASR Nederland NV	2,468	108,651
Davide Campari-Milano NV	3,134	28,186
Euronext NV*	211	13,388
EXOR NV†	160	10,752
Ferrari NV	636	125,507
Heineken Holding NV	513	35,030
Heineken NV	6,241	521,762
IMCD NV	1,637	212,122
ING Groep NV	9,992	98,144
JDE Peet's NV	322	9,217
Koninklijke Ahold Delhaize NV	2,976	83,050
Koninklijke DSM NV	634	74,656
Koninklijke KPN NV	13,744	38,448
Koninklijke Philips NV	4,575	57,926
Koninklijke Vopak NV	2,380	48,654
LyondellBasell Industries NV, Class A	205	15,672
NXP Semiconductors NV	3,860	563,869
OCI NV	1,303	49,859
Prosus NV	4,461	194,154
QIAGEN NV†	785	33,904
Randstad NV	12,368	615,823
Signify NV*	9,314	257,973
Stellantis NV	10,587	142,928
STMicroelectronics NV	1,951	60,820
Universal Music Group NV	1,065	20,869
Wolters Kluwer NV	7,217	767,068
		6,613,935

SunAmerica Series Trust SA Blackrock VCP Global Multi Asset Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
New Zealand — 0.0%
Fisher & Paykel Healthcare Corp., Ltd.	16,236	$ 184,805
Xero, Ltd.†	299	14,844
		199,649
Norway — 0.3%
Adevinta ASA†	1,082	7,393
Aker BP ASA	3,196	101,426
DNB Bank ASA	6,793	119,851
Equinor ASA	27,923	1,017,142
Kongsberg Gruppen ASA	856	30,657
Mowi ASA	3,807	56,714
Norsk Hydro ASA	46,528	294,710
Orkla ASA	18,260	123,031
Salmar ASA	453	15,332
Telenor ASA	10,429	94,756
Var Energi ASA	7,846	26,600
Yara International ASA	1,107	49,360
		1,936,972
Portugal — 0.1%
EDP - Energias de Portugal SA	30,088	131,449
Jeronimo Martins SGPS SA	22,383	463,980
		595,429
Singapore — 0.2%
CapitaLand Ascendas REIT	7,200	13,322
CapitaLand Integrated Commercial Trust†	7,900	10,488
City Developments, Ltd.	5,800	31,305
DBS Group Holdings, Ltd.	3,782	91,319
Flex, Ltd.†	1,024	20,050
Jardine Cycle & Carriage, Ltd.	12,000	252,021
Keppel Corp., Ltd.	8,300	40,847
Mapletree Pan Asia Commercial Trust	8,200	9,207
Oversea-Chinese Banking Corp., Ltd.	24,937	213,554
Sembcorp Industries, Ltd.	4,300	8,852
Singapore Airlines, Ltd.†	48,300	179,410
Singapore Technologies Engineering, Ltd.	8,300	19,343
Singapore Telecommunications, Ltd.	74,300	131,170
Suntec Real Estate Investment Trust	8,600	7,842
United Overseas Bank, Ltd.	11,700	229,361
		1,258,091
Spain — 0.3%
Acciona SA	411	73,915
ACS Actividades de Construccion y Servicios SA	1,395	35,739
Aena SME SA*†	103	12,118
Amadeus IT Group SA†	302	15,721
Banco Bilbao Vizcaya Argentaria SA	31,586	162,315
Banco de Sabadell SA	99,799	78,348
Banco Santander SA	223,772	578,900
Bankinter SA	4,308	26,038
CaixaBank SA	3,853	12,767
EDP Renovaveis SA	370	7,786
Endesa SA	1,849	30,864
Iberdrola SA	36,236	368,093
Industria de Diseno Textil SA	40,325	913,329
Merlin Properties Socimi SA	1,686	14,275
Security Description	Shares or Principal Amount	Value

Spain (continued)
Naturgy Energy Group SA	484	$ 12,417
Telefonica SA	12,000	41,477
		2,384,102
SupraNational — 0.0%
Unibail-Rodamco-Westfield†	544	25,694
Sweden — 0.4%
Assa Abloy AB, Class B	18,546	374,208
Atlas Copco AB, Class A	17,630	188,224
Atlas Copco AB, Class B	19,787	191,648
Boliden AB	401	11,663
Castellum AB	729	8,328
Epiroc AB, Class A	2,009	30,718
Essity AB, Class B	724	15,295
Hennes & Mauritz AB, Class B	2,433	24,479
Hexagon AB, Class B	4,772	47,132
Holmen AB, Class B	297	10,776
Industrivarden AB, Class A	1,015	22,977
Industrivarden AB, Class C	3,015	67,678
Indutrade AB	1,259	22,016
Investment AB Latour, Class B	1,111	18,763
Investor AB, Class A	1,173	19,933
Investor AB, Class B	36,983	603,484
L E Lundbergforetagen AB, Class B	565	22,298
Lifco AB, Class B	1,303	18,808
Nibe Industrier AB, Class B	1,915	15,260
Saab AB, Series B	8,360	295,298
Skandinaviska Enskilda Banken AB, Class A	1,093	11,522
Skanska AB, Class B	939	14,595
Svenska Handelsbanken AB, Class A	861	7,997
Swedish Match AB	3,613	37,173
Tele2 AB, Class B	29,876	244,869
Telefonaktiebolaget LM Ericsson, Class B	73,972	410,986
Trelleborg AB, Class B	12,356	271,978
Volvo AB, Class B	1,692	27,666
		3,035,772
Switzerland — 1.9%
ABB, Ltd.	18,696	519,012
Accelleron Industries AG†	992	16,821
Alcon, Inc.	1,206	73,359
Baloise Holding AG	1,014	138,428
Belimo Holding AG	39	15,925
Chocoladefabriken Lindt & Spruengli AG (Participation Certificate)	8	76,781
Cie Financiere Richemont SA	5,129	501,657
Coca-Cola HBC AG	991	21,609
Dufry AG†	856	28,218
EMS-Chemie Holding AG	59	37,155
Flughafen Zurich AG†	195	30,283
Garmin, Ltd.	357	31,430
Geberit AG	851	377,967
Givaudan SA	208	620,414
Helvetia Holding AG	148	14,678
Holcim AG	2,712	123,018
Idorsia, Ltd.†	981	15,169
Kuehne & Nagel International AG	97	20,652
Logitech International SA	437	21,695
Lonza Group AG	78	40,099
Nestle SA	24,675	2,685,661

SunAmerica Series Trust SA Blackrock VCP Global Multi Asset Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Switzerland (continued)
Novartis AG	23,741	$ 1,924,222
Partners Group Holding AG	243	217,814
PSP Swiss Property AG	475	50,801
Roche Holding AG	7,260	2,412,869
Roche Holding AG (BR)	370	150,192
Schindler Holding AG (Participation Certificate)	83	13,518
Sika AG	3,459	778,712
Sonova Holding AG	112	26,450
Straumann Holding AG	1,470	139,756
Swatch Group AG (BR)	993	223,260
Swiss Life Holding AG	177	85,628
Swiss Prime Site AG	362	29,194
TE Connectivity, Ltd.	1,442	176,256
Temenos AG	319	18,989
UBS Group AG	46,747	740,147
VAT Group AG*	579	132,027
		12,529,866
United Kingdom — 2.9%
3i Group PLC	1,833	24,368
Abrdn PLC	1,848	3,365
Anglo American PLC	1,405	42,030
Antofagasta PLC	694	9,341
Ashtead Group PLC	5,472	284,767
Associated British Foods PLC	626	9,666
AstraZeneca PLC	9,634	1,130,265
Atlantica Sustainable Infrastructure PLC	1,051	29,123
Auto Trader Group PLC*	5,140	30,716
AVEVA Group PLC	243	8,695
Aviva PLC	17,803	85,278
Babcock International Group PLC†	6	19
BAE Systems PLC	9,579	89,463
Barclays PLC	33,271	56,646
Barratt Developments PLC	4,228	18,241
Bellway PLC	332	7,063
Berkeley Group Holdings PLC	393	15,644
BP PLC	396,465	2,199,486
British American Tobacco PLC	60,522	2,390,961
British Land Co. PLC	4,872	20,423
BT Group PLC	6,749	10,032
Burberry Group PLC	574	11,947
Carnival PLC†	1,554	12,336
Centrica PLC	453,756	398,846
Coca-Cola Europacific Partners PLC	1,806	84,972
Compass Group PLC	2,217	46,692
Croda International PLC	432	33,461
Derwent London PLC	278	6,899
Diageo PLC	33,937	1,399,089
Direct Line Insurance Group PLC	15,306	35,405
Drax Group PLC	8,561	51,104
easyJet PLC†	2,800	11,187
Fresnillo PLC	7,368	61,534
Greggs PLC	582	13,469
GSK PLC	33,337	546,283
Haleon PLC†	10,594	32,538
Halma PLC	679	16,450
Hargreaves Lansdown PLC	8,877	77,595
Howden Joinery Group PLC	10,214	60,141
HSBC Holdings PLC	40,728	208,904
IG Group Holdings PLC	10,342	94,300
Security Description	Shares or Principal Amount	Value

United Kingdom (continued)
IMI PLC	1,399	$ 19,702
Imperial Brands PLC	24,155	588,069
Informa PLC	6,120	38,994
InterContinental Hotels Group PLC	3,099	166,725
International Game Technology PLC	2,625	52,631
Intertek Group PLC	975	40,831
ITV PLC	75,623	58,105
J Sainsbury PLC	5,798	12,918
JD Sports Fashion PLC	42,218	47,096
Johnson Matthey PLC	3,671	81,357
Kingfisher PLC	79,093	198,359
Land Securities Group PLC	1,578	10,311
Liberty Global PLC, Class A†	465	7,840
Liberty Global PLC, Class C†	1,326	23,417
Lloyds Banking Group PLC	955,803	460,025
London Stock Exchange Group PLC	567	49,163
M&G PLC	3,526	7,079
Micro Focus International PLC	8	48
Mondi PLC	830	13,921
National Grid PLC	7,937	86,360
NatWest Group PLC	111,817	300,276
Next PLC	530	29,936
NMC Health PLC†(1)	128	0
Ocado Group PLC†	1,240	6,709
Pearson PLC	1,598	17,600
Persimmon PLC	1,434	21,461
Phoenix Group Holdings PLC	22,735	141,297
Prudential PLC	3,598	33,394
Reckitt Benckiser Group PLC	1,127	74,665
RELX PLC	47,356	1,272,941
Rentokil Initial PLC	12,499	77,971
Rightmove PLC	83,132	468,324
Rio Tinto PLC	2,792	145,269
Rolls-Royce Holdings PLC†	47,145	42,183
Sage Group PLC	6,097	50,763
Schroders PLC	6,458	29,009
Segro PLC	8,192	73,675
Severn Trent PLC	906	25,995
Shell PLC	82,410	2,284,248
Smith & Nephew PLC	1,636	19,363
Smiths Group PLC	15,066	269,618
Spectris PLC	10,007	346,177
Spirax-Sarco Engineering PLC	118	14,531
SSE PLC	38,123	680,579
St. James's Place PLC	695	8,472
Standard Chartered PLC	7,974	47,570
Tate & Lyle PLC	4,468	35,898
Taylor Wimpey PLC	17,279	18,564
Tesco PLC	73,096	180,190
Unilever PLC	10,303	468,651
Unilever PLC	11,860	541,399
United Utilities Group PLC	4,389	47,291
Weir Group PLC	1,467	25,579
Whitbread PLC	860	25,345
		19,456,638
United States — 25.1%
3M Co.	3,455	434,604
A.O. Smith Corp.	389	21,309
Abbott Laboratories	15,034	1,487,464
AbbVie, Inc.	8,843	1,294,615
ABIOMED, Inc.†	33	8,319
Activision Blizzard, Inc.	1,030	74,984

SunAmerica Series Trust SA Blackrock VCP Global Multi Asset Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United States (continued)
Adobe, Inc.†	3,689	$ 1,174,946
Advance Auto Parts, Inc.	59	11,205
Advanced Micro Devices, Inc.†	8,074	484,924
AECOM	154	11,593
AES Corp.	3,973	103,934
Agilent Technologies, Inc.	7,391	1,022,545
Air Products and Chemicals, Inc.	48	12,019
Alaska Air Group, Inc.†	208	9,248
Albemarle Corp.	188	52,616
Alcoa Corp.	1,098	42,855
Alexandria Real Estate Equities, Inc.	233	33,855
Align Technology, Inc.†	104	20,207
Alliant Energy Corp.	1,385	72,255
Ally Financial, Inc.	2,098	57,821
Alnylam Pharmaceuticals, Inc.†	41	8,498
Alphabet, Inc., Class A†	32,427	3,064,676
Alphabet, Inc., Class C†	28,686	2,715,417
Altice USA, Inc., Class A†	1,704	11,263
Altria Group, Inc.	18,076	836,377
Amazon.com, Inc.†	43,908	4,497,936
AMC Entertainment Holdings, Inc., Class A†	1,159	7,719
Ameren Corp.	3,078	250,919
American Airlines Group, Inc.†	1,075	15,243
American Electric Power Co., Inc.	3,028	266,222
American Express Co.	6,499	964,777
American Financial Group, Inc.	100	14,511
American Homes 4 Rent, Class A	4,250	135,745
American Tower Corp.	2,608	540,352
American Water Works Co., Inc.	1,201	174,553
AmerisourceBergen Corp.	647	101,721
AMETEK, Inc.	1,783	231,184
Amgen, Inc.	3,378	913,242
Amphenol Corp., Class A	5,451	413,349
Analog Devices, Inc.	6,423	916,048
ANSYS, Inc.†	150	33,174
APA Corp.	4,473	203,343
Apple, Inc.	84,023	12,884,087
Applied Materials, Inc.	9,954	878,839
Archer-Daniels-Midland Co.	899	87,185
Arrow Electronics, Inc.†	252	25,518
Assurant, Inc.	42	5,706
AT&T, Inc.	16,241	296,073
Atlassian Corp., Class A†	69	13,988
Atmos Energy Corp.	727	77,462
Autodesk, Inc.†	172	36,860
Automatic Data Processing, Inc.	1,016	245,567
AutoNation, Inc.†	224	23,813
AutoZone, Inc.†	20	50,658
AvalonBay Communities, Inc.	247	43,255
Baker Hughes Co.	1,741	48,156
Ball Corp.	644	31,807
Bank of America Corp.	52,620	1,896,425
Bank of New York Mellon Corp.	6,350	267,398
Baxter International, Inc.	616	33,480
Becton Dickinson and Co.	464	109,490
Berkshire Hathaway, Inc., Class B†	8,110	2,393,180
Best Buy Co., Inc.	227	15,529
Biogen, Inc.†	882	249,994
BioMarin Pharmaceutical, Inc.†	1,317	114,092
Bio-Techne Corp.	35	10,369
Security Description	Shares or Principal Amount	Value

United States (continued)
Black Hills Corp.	640	$ 41,837
Block, Inc.†	243	14,597
Boeing Co.†	3,178	452,897
Booking Holdings, Inc.†	318	594,495
Booz Allen Hamilton Holding Corp.	526	57,255
Boston Scientific Corp.†	24,704	1,064,989
Box, Inc., Class A†	483	14,031
Boyd Gaming Corp.	262	15,133
Brighthouse Financial, Inc.†	1,312	74,876
Bristol-Myers Squibb Co.	24,163	1,871,908
Brixmor Property Group, Inc.	874	18,625
Broadcom, Inc.	925	434,861
Brown-Forman Corp., Class B	2,254	153,272
Builders FirstSource, Inc.†	331	20,409
Burlington Stores, Inc.†	446	63,760
Cadence Design Systems, Inc.†	2,382	360,611
Camden Property Trust	113	13,057
Campbell Soup Co.	367	19,418
Capital One Financial Corp.	5,204	551,728
Carlisle Cos., Inc.	103	24,596
Carrier Global Corp.	3,769	149,855
Catalent, Inc.†	495	32,536
Caterpillar, Inc.	2,449	530,111
Cboe Global Markets, Inc.	83	10,334
CBRE Group, Inc., Class A†	625	44,337
CDW Corp.	398	68,778
CenterPoint Energy, Inc.	1,093	31,271
Charles River Laboratories International, Inc.†	79	16,768
Charles Schwab Corp.	3,851	306,809
Charter Communications, Inc., Class A†	1,032	379,384
Chemed Corp.	24	11,205
Cheniere Energy, Inc.	114	20,111
Chesapeake Energy Corp.	134	13,704
Chevron Corp.	13,369	2,418,452
Chipotle Mexican Grill, Inc.†	110	164,816
Choice Hotels International, Inc.	160	20,774
Church & Dwight Co., Inc.	135	10,008
Cigna Corp.	3,026	977,580
Cintas Corp.	397	169,737
Cirrus Logic, Inc.†	149	10,001
Cisco Systems, Inc.	19,917	904,829
Citigroup, Inc.	14,385	659,696
Citizens Financial Group, Inc.	433	17,710
Clorox Co.	73	10,661
CME Group, Inc.	1,036	179,539
CMS Energy Corp.	6,507	371,224
Coca-Cola Co.	28,029	1,677,536
Cognizant Technology Solutions Corp., Class A	7,445	463,451
Colgate-Palmolive Co.	12,405	915,985
Comcast Corp., Class A	34,424	1,092,618
Comerica, Inc.	216	15,228
Conagra Brands, Inc.	1,186	43,526
ConocoPhillips	3,158	398,192
Consolidated Edison, Inc.	1,253	110,214
Constellation Brands, Inc., Class A	242	59,793
Constellation Energy Corp.	1,126	106,452
Copart, Inc.†	84	9,662
Corteva, Inc.	414	27,051
CoStar Group, Inc.†	455	37,638

SunAmerica Series Trust SA Blackrock VCP Global Multi Asset Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United States (continued)
Costco Wholesale Corp.	3,313	$ 1,661,469
Coterra Energy, Inc.	984	30,632
Crown Castle, Inc.	4,847	645,911
CSX Corp.	5,401	156,953
CubeSmart	5,582	233,718
Cummins, Inc.	850	207,833
CVS Health Corp.	6,529	618,296
D.R. Horton, Inc.	2,394	184,051
Danaher Corp.	2,485	625,400
Deere & Co.	1,677	663,790
Delta Air Lines, Inc.†	5,442	184,647
Devon Energy Corp.	2,318	179,297
DexCom, Inc.†	720	86,962
Diamondback Energy, Inc.	241	37,864
Digital Realty Trust, Inc.	1,029	103,157
Discover Financial Services	2,707	282,773
DocuSign, Inc.†	281	13,572
Dollar General Corp.	1,395	355,795
Dollar Tree, Inc.†	1,691	268,023
Dominion Energy, Inc.	4,389	307,098
Domino's Pizza, Inc.	204	67,777
Dover Corp.	202	26,399
Dropbox, Inc., Class A†	553	12,028
DTE Energy Co.	8,926	1,000,694
Duke Energy Corp.	1,931	179,931
DuPont de Nemours, Inc.	1,877	107,364
DXC Technology Co.†	406	11,672
East West Bancorp, Inc.	189	13,527
eBay, Inc.	2,671	106,413
Ecolab, Inc.	1,031	161,939
Edison International	3,817	229,173
Edwards Lifesciences Corp.†	4,251	307,900
Electronic Arts, Inc.	1,355	170,676
Elevance Health, Inc.	1,036	566,454
Eli Lilly & Co.	5,202	1,883,592
Enphase Energy, Inc.†	560	171,920
Entegris, Inc.	2,116	167,883
Entergy Corp.	6,649	712,374
EOG Resources, Inc.	5,371	733,249
EPAM Systems, Inc.†	264	92,400
EQT Corp.	343	14,351
Equinix, Inc.	656	371,585
Equity Residential	8,378	527,982
Essential Utilities, Inc.	685	30,291
Essex Property Trust, Inc.	833	185,126
Estee Lauder Cos., Inc., Class A	1,201	240,788
Evergy, Inc.	958	58,563
Eversource Energy	1,026	78,263
Exelixis, Inc.†	867	14,375
Exelon Corp.	3,422	132,055
Expedia Group, Inc.†	3,139	293,402
Expeditors International of Washington, Inc.	3,566	348,933
Extra Space Storage, Inc.	257	45,602
Exxon Mobil Corp.	21,461	2,378,093
FactSet Research Systems, Inc.	602	256,145
Fair Isaac Corp.†	102	48,842
Federal Realty Investment Trust	117	11,581
FedEx Corp.	634	101,618
Fidelity National Information Services, Inc.	3,230	268,058
Security Description	Shares or Principal Amount	Value

United States (continued)
Fifth Third Bancorp	801	$ 28,588
First Republic Bank	213	25,581
FirstEnergy Corp.	1,924	72,554
Fiserv, Inc.†	897	92,158
Ford Motor Co.	10,954	146,455
Fortinet, Inc.†	727	41,555
Fortive Corp.	954	60,961
Fortune Brands Home & Security, Inc.	570	34,382
Fox Corp., Class A	13,655	394,220
Freeport-McMoRan, Inc.	6,134	194,386
Gartner, Inc.†	2,055	620,446
General Dynamics Corp.	7,497	1,872,751
General Electric Co.	6,727	523,428
General Mills, Inc.	1,186	96,754
General Motors Co.	11,103	435,793
Gilead Sciences, Inc.	8,085	634,349
Global Payments, Inc.	1,330	151,966
Goldman Sachs Group, Inc.	388	133,670
H&R Block, Inc.	1,161	47,775
Halliburton Co.	2,017	73,459
Hartford Financial Services Group, Inc.	1,555	112,598
Hasbro, Inc.	193	12,593
Healthpeak Properties, Inc.	511	12,126
HEICO Corp.	635	103,276
HEICO Corp., Class A	940	119,662
Hershey Co.	309	73,780
Hewlett Packard Enterprise Co.	6,450	92,041
Hologic, Inc.†	1,879	127,396
Home Depot, Inc.	6,685	1,979,629
Honeywell International, Inc.	6,162	1,257,171
Hormel Foods Corp.	879	40,830
Host Hotels & Resorts, Inc.	1,462	27,603
HP, Inc.	5,038	139,150
Humana, Inc.	173	96,548
Huntington Bancshares, Inc.	1,622	24,622
Huntington Ingalls Industries, Inc.	189	48,586
IDACORP, Inc.	236	24,709
IDEX Corp.	34	7,559
IDEXX Laboratories, Inc.†	1,188	427,300
Illinois Tool Works, Inc.	1,461	311,967
Illumina, Inc.†	270	61,781
Incyte Corp.†	1,629	121,100
Ingersoll Rand, Inc.	577	29,138
Integra LifeSciences Holdings Corp.†	188	9,447
Intel Corp.	31,339	890,968
Intercontinental Exchange, Inc.	1,929	184,355
International Business Machines Corp.	802	110,909
International Flavors & Fragrances, Inc.	340	33,187
International Paper Co.	2,885	96,965
Interpublic Group of Cos., Inc.	878	26,156
Intuit, Inc.	1,768	755,820
Intuitive Surgical, Inc.†	589	145,171
Invitation Homes, Inc.	928	29,408
IPG Photonics Corp.†	113	9,680
IQVIA Holdings, Inc.†	241	50,530
Iron Mountain, Inc.	629	31,494
ITT, Inc.	153	11,688
J.M. Smucker Co.	52	7,834
Jack Henry & Associates, Inc.	149	29,660
JB Hunt Transport Services, Inc.	58	9,922
Jefferies Financial Group, Inc.	622	21,403
Johnson & Johnson	18,411	3,202,962

SunAmerica Series Trust SA Blackrock VCP Global Multi Asset Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United States (continued)
Jones Lang LaSalle, Inc.†	136	$ 21,636
JPMorgan Chase & Co.	21,011	2,644,865
Keurig Dr Pepper, Inc.	452	17,556
KeyCorp	2,073	37,045
Kimberly-Clark Corp.	235	29,248
Kimco Realty Corp.	664	14,196
KLA Corp.	717	226,895
Knight-Swift Transportation Holdings, Inc.	1,631	78,337
Kraft Heinz Co.	1,633	62,822
Kroger Co.	4,384	207,319
L3Harris Technologies, Inc.	690	170,064
Lam Research Corp.	1,267	512,856
Lamar Advertising Co., Class A	161	14,849
Lamb Weston Holdings, Inc.	229	19,744
Lattice Semiconductor Corp.†	179	8,683
Lennar Corp., Class A	2,573	207,641
Lennox International, Inc.	259	60,495
Liberty Media Corp. - Liberty Formula One, Series C†	278	16,049
Life Storage, Inc.	347	38,382
Lincoln National Corp.	136	7,326
Live Nation Entertainment, Inc.†	433	34,471
LKQ Corp.	1,304	72,555
Lockheed Martin Corp.	2,496	1,214,753
Lowe's Cos., Inc.	5,235	1,020,563
Lucid Group, Inc.†	4,451	63,605
Lululemon Athletica, Inc.†	609	200,385
M&T Bank Corp.	307	51,690
MACOM Technology Solutions Holdings, Inc.†	274	15,856
Magnolia Oil & Gas Corp., Class A	1,221	31,355
Manhattan Associates, Inc.†	987	120,088
ManpowerGroup, Inc.	170	13,318
Marathon Oil Corp.	9,321	283,824
Marathon Petroleum Corp.	4,372	496,747
MarketAxess Holdings, Inc.	27	6,589
Marriott International, Inc., Class A	1,799	288,038
Marsh & McLennan Cos., Inc.	2,969	479,464
Martin Marietta Materials, Inc.	136	45,693
Masco Corp.	1,326	61,354
Mastercard, Inc., Class A	5,155	1,691,768
McCormick & Co., Inc.	586	46,083
Merck & Co., Inc.	15,490	1,567,588
Meta Platforms, Inc., Class A†	12,973	1,208,565
MetLife, Inc.	13,580	994,192
Mettler-Toledo International, Inc.†	383	484,468
MGM Resorts International	1,013	36,032
Microchip Technology, Inc.	3,141	193,925
Micron Technology, Inc.	1,694	91,645
Microsoft Corp.	42,838	9,943,985
Mid-America Apartment Communities, Inc.	247	38,890
Moderna, Inc.†	984	147,925
Mohawk Industries, Inc.†	194	18,381
Mondelez International, Inc., Class A	5,511	338,816
Monolithic Power Systems, Inc.	322	109,303
Monster Beverage Corp.†	309	28,959
Moody's Corp.	1,456	385,651
Morgan Stanley	1,719	141,250
MP Materials Corp.†	412	12,376
Security Description	Shares or Principal Amount	Value

United States (continued)
MSCI, Inc.	49	$ 22,974
Murphy Oil Corp.	1,311	63,597
Nasdaq, Inc.	223	13,880
Netflix, Inc.†	1,659	484,229
Newmont Corp.	239	10,114
News Corp., Class B	200	3,426
NextEra Energy, Inc.	10,167	787,942
NIKE, Inc., Class B	7,820	724,758
Norfolk Southern Corp.	924	210,737
Northern Trust Corp.	133	11,219
Northrop Grumman Corp.	796	437,012
NOV, Inc.	3,310	74,144
NRG Energy, Inc.	1,279	56,788
Nucor Corp.	111	14,583
NVIDIA Corp.	10,055	1,357,123
NVR, Inc.†	26	110,181
Occidental Petroleum Corp.	1,487	107,956
Old Dominion Freight Line, Inc.	363	99,680
Omnicom Group, Inc.	457	33,247
ON Semiconductor Corp.†	657	40,360
Oracle Corp.	2,208	172,379
O'Reilly Automotive, Inc.†	71	59,439
Organon & Co.	421	11,022
Owens Corning	1,908	163,344
PACCAR, Inc.	2,850	275,965
Packaging Corp. of America	250	30,052
Palo Alto Networks, Inc.†	1,356	232,676
Papa John's International, Inc.	181	13,146
Paramount Global, Class B	1,673	30,649
Parker-Hannifin Corp.	360	104,623
Paychex, Inc.	2,610	308,789
Paycom Software, Inc.†	331	114,526
Paylocity Holding Corp.†	170	39,404
PayPal Holdings, Inc.†	4,439	371,012
PBF Energy, Inc., Class A	412	18,231
PDC Energy, Inc.	300	21,642
Penn Entertainment, Inc.†	487	16,120
Penske Automotive Group, Inc.	137	15,292
PepsiCo, Inc.	9,449	1,715,749
PerkinElmer, Inc.	131	17,499
Pfizer, Inc.	31,625	1,472,144
PG&E Corp.†	7,712	115,140
Philip Morris International, Inc.	11,647	1,069,777
Phillips 66	3,169	330,495
Pinnacle West Capital Corp.	180	12,098
Pioneer Natural Resources Co.	544	139,487
PNC Financial Services Group, Inc.	1,816	293,883
Pool Corp.	394	119,867
Portland General Electric Co.	476	21,391
Power Integrations, Inc.	729	48,632
PPG Industries, Inc.	430	49,097
PPL Corp.	4,055	107,417
Procter & Gamble Co.	11,930	1,606,613
Prologis, Inc.	6,033	668,155
Prudential Financial, Inc.	523	55,014
Public Service Enterprise Group, Inc.	7,490	419,964
Public Storage	296	91,686
PulteGroup, Inc.	2,203	88,098
Pure Storage, Inc., Class A†	678	20,923
Qorvo, Inc.†	177	15,236
QUALCOMM, Inc.	5,817	684,428
Qualys, Inc.†	88	12,545

SunAmerica Series Trust SA Blackrock VCP Global Multi Asset Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United States (continued)
Quanta Services, Inc.	167	$ 23,721
Quest Diagnostics, Inc.	604	86,765
Ralph Lauren Corp.	68	6,303
Range Resources Corp.	508	14,468
Raymond James Financial, Inc.	164	19,375
Raytheon Technologies Corp.	9,111	863,905
Realty Income Corp.	1,212	75,471
Regency Centers Corp.	382	23,115
Regeneron Pharmaceuticals, Inc.†	485	363,144
Regions Financial Corp.	1,441	31,630
Reinsurance Group of America, Inc.	64	9,419
Reliance Steel & Aluminum Co.	294	59,235
Republic Services, Inc.	183	24,269
ResMed, Inc.	242	54,133
RingCentral, Inc., Class A†	815	28,949
Rivian Automotive, Inc., Class A†	2,101	73,472
Roper Technologies, Inc.	169	70,057
Ross Stores, Inc.	1,966	188,127
Royal Gold, Inc.	72	6,837
S&P Global, Inc.	1,610	517,212
Salesforce, Inc.†	5,338	867,905
SBA Communications Corp.	213	57,489
Seagen, Inc.†	105	13,352
Sempra Energy	974	147,016
Service Corp. International	1,920	116,371
ServiceNow, Inc.†	1,384	582,304
Sherwin-Williams Co.	533	119,941
Signature Bank	64	10,146
Silicon Laboratories, Inc.†	121	13,905
Simon Property Group, Inc.	6,719	732,237
Sirius XM Holdings, Inc.	58,321	352,259
SiteOne Landscape Supply, Inc.†	472	54,691
Skyworks Solutions, Inc.	607	52,208
Snap-on, Inc.	1,705	378,595
SolarEdge Technologies, Inc.†	496	114,095
Southern Co.	6,623	433,674
Southwest Airlines Co.†	1,758	63,903
Stanley Black & Decker, Inc.	521	40,893
State Street Corp.	1,027	75,998
Steel Dynamics, Inc.	532	50,035
Stifel Financial Corp.	2,112	130,669
Stryker Corp.	554	126,999
SVB Financial Group†	75	17,322
Synchrony Financial	2,056	73,111
Synopsys, Inc.†	203	59,388
Sysco Corp.	1,886	163,252
T. Rowe Price Group, Inc.	204	21,657
Take-Two Interactive Software, Inc.†	181	21,445
Tapestry, Inc.	400	12,672
Target Corp.	2,663	437,398
Teledyne Technologies, Inc.†	69	27,461
Teleflex, Inc.	103	22,100
Teradata Corp.†	312	9,856
Teradyne, Inc.	856	69,636
Tesla, Inc.†	15,243	3,468,392
Tetra Tech, Inc.	74	10,455
Texas Instruments, Inc.	6,490	1,042,489
Texas Pacific Land Corp.	11	25,343
Textron, Inc.	1,123	76,858
Thermo Fisher Scientific, Inc.	1,969	1,012,007
TJX Cos., Inc.	4,638	334,400
Security Description	Shares or Principal Amount	Value

United States (continued)
Trade Desk, Inc., Class A†	234	$ 12,458
TransDigm Group, Inc.	113	65,061
Travel & Leisure Co.	3,969	150,743
Travelers Cos., Inc.	3,461	638,416
Trex Co., Inc.†	198	9,522
Trimble, Inc.†	141	8,483
Truist Financial Corp.	2,969	132,982
Tyler Technologies, Inc.†	115	37,183
Tyson Foods, Inc., Class A	619	42,309
UDR, Inc.	2,101	83,536
UGI Corp.	334	11,800
Ulta Beauty, Inc.†	537	225,202
Union Pacific Corp.	5,344	1,053,516
United Airlines Holdings, Inc.†	537	23,134
United Parcel Service, Inc., Class B	3,816	640,210
United Rentals, Inc.†	182	57,459
United States Steel Corp.	492	10,017
United Therapeutics Corp.†	58	13,371
UnitedHealth Group, Inc.	4,020	2,231,703
US Bancorp	12,506	530,880
Valero Energy Corp.	2,111	265,036
Veeva Systems, Inc., Class A†	68	11,420
Ventas, Inc.	440	17,217
Verizon Communications, Inc.	1,336	49,926
Vertex Pharmaceuticals, Inc.†	1,802	562,224
VF Corp.	1,481	41,838
Viatris, Inc.	40,559	410,863
VICI Properties, Inc.	1,825	58,436
Visa, Inc., Class A	12,416	2,572,099
Vistra Corp.	4,423	101,596
Voya Financial, Inc.	4,449	304,134
Vulcan Materials Co.	316	51,729
Walgreens Boots Alliance, Inc.	2,995	109,317
Walmart, Inc.	4,553	648,028
Walt Disney Co.†	8,333	887,798
Warner Bros. Discovery, Inc.†	5,583	72,579
Waste Management, Inc.	570	90,271
Waters Corp.†	668	199,846
WEC Energy Group, Inc.	1,349	123,204
Wells Fargo & Co.	18,989	873,304
Welltower, Inc.	839	51,213
West Pharmaceutical Services, Inc.	135	31,063
Westinghouse Air Brake Technologies Corp.	1,838	171,449
Westlake Corp.	110	10,631
Weyerhaeuser Co.	1,546	47,818
Williams Cos., Inc.	7,040	230,419
Wintrust Financial Corp.	1,570	146,983
Workday, Inc., Class A†	2,581	402,171
Wyndham Hotels & Resorts, Inc.	246	18,679
Xcel Energy, Inc.	2,346	152,748
Xylem, Inc.	395	40,460
Yum! Brands, Inc.	5,793	685,022
Zebra Technologies Corp., Class A†	56	15,860
Zillow Group, Inc., Class C†	673	20,769
Zimmer Biomet Holdings, Inc.	263	29,811
Zions Bancorp NA	251	13,037
Zoetis, Inc.	1,319	198,879
		168,391,816
Total Common Stocks (cost $349,527,115)		308,600,527

SunAmerica Series Trust SA Blackrock VCP Global Multi Asset Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 44.7%
United States — 44.7%
United States Treasury Notes
0.63%, 05/15/2030 to 08/15/2030	$66,000,000	$ 51,106,601
0.88%, 11/15/2030	42,750,000	33,618,867
1.13%, 02/15/2031	40,000,000	31,982,813
1.25%, 08/15/2031	33,000,000	26,228,555
1.38%, 11/15/2031	40,079,600	31,979,137
1.50%, 02/15/2030	20,622,700	17,277,150
1.63%, 05/15/2031	47,956,300	39,631,386
1.75%, 11/15/2029	11,088,700	9,521,122
1.88%, 02/15/2032	29,000,000	24,115,313
2.75%, 08/15/2032	13,428,300	12,016,230
2.88%, 05/15/2032	19,635,100	17,791,242
5.38%, 02/15/2031	2,506,500	2,721,902
6.25%, 05/15/2030	1,821,200	2,063,365
Total U.S. Government & Agency Obligations (cost $362,949,595)		300,053,683
PURCHASED OPTIONS — 0.2%
Purchased Options - Puts — 0.2%
Over the Counter put option on the S&P 500 Index (Expiration Date: 03/17/2023; Strike Price: $2,800.00; Counterparty: JPMorgan) (cost $2,930,578)	623	1,283,380
WARRANTS — 0.0%
Switzerland — 0.0%
Cie Financiere Richemont SA Expires 11/22/2023†	1,210	592
United States — 0.0%
Occidental Petroleum Corp. Expires 08/03/2027†	234	11,840
Total Warrants (cost $1,155)		12,432
Total Long-Term Investment Securities (cost $715,408,443)		609,950,022
SHORT-TERM INVESTMENTS — 8.1%
U.S. Government — 5.8%
United States Treasury Bills
1.29%, 11/03/2022	9,000,000	8,998,930
Security Description	Shares or Principal Amount	Value

U.S. Government (continued)
2.23%, 12/08/2022	$ 2,000,000	$ 1,992,932
2.66%, 01/26/2023	8,000,000	7,923,794
2.92%, 02/02/2023	9,000,000	8,906,066
3.00%, 03/23/2023	9,000,000	8,850,967
3.54%, 04/20/2023	2,000,000	1,958,869
		38,631,558
Unaffiliated Investment Companies — 2.3%
State Street Institutional Treasury Money Market Fund, Premier Class 2.92%(2)	15,743,395	15,743,395
Total Short-Term Investments (cost $54,479,481)		54,374,953
TOTAL INVESTMENTS (cost $769,887,924)	99.0%	664,324,975
Other assets less liabilities	1.0	6,436,088
NET ASSETS	100.0%	$670,761,063
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA Blackrock VCP Global Multi Asset Portfolio has no right to demand registration of these securities. At October 31, 2022, the aggregate value of these securities was $1,024,567 representing 0.2% of net assets.
(1)	Securities classified as Level 3 (see Note 1).
(2)	The rate shown is the 7-day yield as of October 31, 2022.
ADR—American Depositary Receipt
ASX—Australian Stock Exchange
BR—Bearer Shares
CDI—Chess Depositary Interest
CVA—Certification Van Aandelen (Dutch Cert.)
FDR—Fiduciary Depositary Receipt
LSE—London Stock Exchange

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
71	Long	S&P 500 E-Mini Index	December 2022	$13,423,389	$13,784,650	$ 361,261
48	Short	U.S. Treasury Ultra Bonds	December 2022	7,124,961	6,127,500	997,461
						$1,358,722

SunAmerica Series Trust SA Blackrock VCP Global Multi Asset Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2022— (unaudited) — (continued)

Futures Contracts — (continued)

Numberof Contracts	Type	Description	ExpirationMonth	NotionalBasis*	NotionalValue*	Unrealized (Depreciation)
753	Short	MSCI EAFE Index	December 2022	$65,710,105	$66,109,635	$ (399,530)
236	Short	S&P 500 E-Mini Index	December 2022	45,200,118	45,819,400	(619,282)
						$(1,018,812)
Net Unrealized Appreciation (Depreciation)						$339,910
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Citibank, N.A.	AUD	400,000	USD	275,908	12/21/2022	$ 19,641	$ —
	EUR	136,000	USD	136,492	12/21/2022	1,541	—
						21,182	—
Deutsche Bank AG	EUR	2,489,735	USD	2,534,936	12/21/2022	64,399	—
	NOK	2,525,000	USD	256,393	12/21/2022	13,099	—
	SEK	2,554,000	USD	225,438	12/21/2022	—	(6,839)
	USD	75,343	EUR	74,000	12/21/2022	—	(1,914)
						77,498	(8,753)
JPMorgan Chase Bank, N.A.	EUR	142,000	USD	139,973	12/21/2022	—	(932)
	GBP	202,000	USD	222,099	12/21/2022	—	(9,950)
	SGD	204,000	USD	146,200	12/21/2022	2,049	—
	USD	338,408	EUR	341,000	12/21/2022	—	(37)
	USD	11,703	GBP	10,000	12/21/2022	—	(216)
	USD	355,044	SEK	3,710,000	12/21/2022	—	(17,634)
	USD	164,794	SGD	237,000	12/21/2022	2,675	—
						4,724	(28,769)
Morgan Stanley & Co. International PLC	CAD	38,001	USD	29,267	12/21/2022	1,358	—
	JPY	267,839,930	USD	1,895,122	12/21/2022	82,604	—
	USD	305	AUD	442	12/21/2022	—	(22)
	USD	376,057	CHF	356,000	12/21/2022	—	(18,402)
	USD	427,818	JPY	60,464,000	12/21/2022	—	(18,647)
						83,962	(37,071)
UBS AG	USD	47,237	NZD	77,000	12/21/2022	—	(2,436)
Unrealized Appreciation (Depreciation)						$187,366	$(77,029)
AUD—Australian Dollar
CAD—Canadian Dollar
CHF—Swiss Franc
EUR—Euro Currency
GBP—British Pound
JPY—Japanese Yen
NOK—Norwegian Krone
NZD—New Zealand Dollar
SEK—Swedish Krona
SGD—Singapore Dollar
USD—United States Dollar

Industry Allocation*
U.S. Government & Agency Obligations	44.7%
Short-Term Investments	8.1
Pharmaceuticals	4.3
Banks	3.4
Software	2.6
Oil & Gas	2.4
Computers	2.3
Internet	2.3
Retail	2.0
Semiconductors	1.8

SunAmerica Series Trust SA Blackrock VCP Global Multi Asset Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2022— (unaudited) — (continued)

Industry Allocation* (continued)
Insurance	1.8%
Electric	1.7
Auto Manufacturers	1.6
Healthcare-Products	1.3
Diversified Financial Services	1.2
Beverages	1.1
Cosmetics/Personal Care	1.1
Commercial Services	1.0
Telecommunications	1.0
Agriculture	1.0
Electronics	1.0
Aerospace/Defense	0.9
Media	0.8
Miscellaneous Manufacturing	0.8
REITS	0.7
Chemicals	0.7
Apparel	0.7
Food	0.6
Biotechnology	0.6
Mining	0.6
Machinery-Diversified	0.6
Distribution/Wholesale	0.6
Transportation	0.5
Building Materials	0.5
Healthcare-Services	0.4
Electrical Components & Equipment	0.4
Real Estate	0.3
Purchased Options	0.2
Investment Companies	0.2
Machinery-Construction & Mining	0.2
Office/Business Equipment	0.2
Engineering & Construction	0.1
Oil & Gas Services	0.1
Hand/Machine Tools	0.1
Lodging	0.1
Gas	0.1
Entertainment	0.1
Iron/Steel	0.1
Private Equity	0.1
99.0%
*	Calculated as a percentage of net assets
The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2022 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Australia	$425,897	$11,437,242	$—	$11,863,139
Bermuda	27,256	107,023	—	134,279
British Virgin Islands	21,160	217	—	21,377
Canada	161,015	—	—	161,015
Cayman Islands	18,978	63,082	—	82,060
Curacao	813,125	—	—	813,125
Ireland	4,328,587	741,847	—	5,070,434
Israel	677,314	647,598	—	1,324,912
Jersey	65,753	1,491,707	—	1,557,460
Liberia	29,359	—	—	29,359
Luxembourg	9,509	373,104	—	382,613
Netherlands	590,293	6,023,642	—	6,613,935
Singapore	20,050	1,238,041	—	1,258,091
Switzerland	224,507	12,305,359	—	12,529,866

SunAmerica Series Trust SA Blackrock VCP Global Multi Asset Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2022— (unaudited) — (continued)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

United Kingdom	$197,983	$19,258,655	$0	$19,456,638
United States	168,391,816	—	—	168,391,816
Other Countries	—	78,910,408	—	78,910,408
U.S. Government & Agency Obligations	—	300,053,683	—	300,053,683
Purchased Options	1,283,380	—	—	1,283,380
Warrants	12,432	—	—	12,432
Short-Term Investments:
U.S. Government	—	38,631,558	—	38,631,558
Other Short-Term Investments	15,743,395	—	—	15,743,395
Total Investments at Value	$193,041,809	$471,283,166	$0	$664,324,975
Other Financial Instruments:†
Futures Contracts	$1,358,722	$—	$—	$1,358,722
Forward Foreign Currency Contracts	—	187,366	—	187,366
Total Other Financial Instruments	$1,358,722	$187,366	$—	$1,546,088
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$1,018,812	$—	$—	$1,018,812
Forward Foreign Currency Contracts	—	77,029	—	77,029
Total Other Financial Instruments	$1,018,812	$77,029	$—	$1,095,841
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
Level 3 investments in securities were not considered a significant portion of the Portfolio's net assets.
See Notes to Portfolio of Investments

SunAmerica Series Trust SA DFA Ultra Short Bond Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2022— (unaudited)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES — 31.3%
Banks — 15.5%
Canadian Imperial Bank of Commerce
3.50%, 09/13/2023	$ 8,975,000	$ 8,855,209
Cooperatieve Rabobank UA FRS
3.35%, (SOFR+0.30%), 01/12/2024	5,532,000	5,489,791
Dexia Credit Local SA
0.50%, 07/16/2024	1,262,000	1,173,216
3.25%, 09/26/2023	6,750,000	6,653,603
Kreditanstalt fuer Wiederaufbau
0.25%, 03/08/2024	479,000	451,575
1.63%, 05/10/2024	3,136,000	2,996,705
Landeskreditbank Baden-Wuerttemberg Foerderbank
0.25%, 02/12/2024	8,000,000	7,562,112
Landwirtschaftliche Rentenbank
2.38%, 01/23/2024	1,000,000	972,414
Svenska Handelsbanken AB
0.63%, 06/30/2023*	2,000,000	1,939,137
Swedbank AB
0.60%, 09/25/2023*	3,300,000	3,157,572
Toronto-Dominion Bank
3.50%, 07/19/2023	988,000	977,900
Toronto-Dominion Bank FRS
3.27%, (SOFR+0.22%), 06/02/2023	6,000,000	5,979,360
3.29%, (SOFR+0.24%), 01/06/2023	3,879,000	3,876,665
Westpac Banking Corp.
3.30%, 02/26/2024	9,000,000	8,828,037
		58,913,296
Healthcare-Services — 0.3%
Roche Holdings, Inc. FRS
3.29%, (SOFR+0.24%), 03/05/2024	1,000,000	993,148
Internet — 1.5%
Amazon.com, Inc.
0.45%, 05/12/2024	2,781,000	2,607,364
2.73%, 04/13/2024	3,000,000	2,917,365
		5,524,729
Multi-National — 12.6%
Asian Development Bank
1.63%, 03/15/2024	11,250,000	10,786,050
Asian Infrastructure Investment Bank
2.25%, 05/16/2024	3,700,000	3,562,842
Erste Abwicklungsanstalt
0.25%, 08/25/2023	1,000,000	963,888
Eurofima Europaeische Gesellschaft fuer die Finanzierung von Eisenbahnmaterial
0.38%, 11/16/2023	3,275,000	3,131,040
European Bank for Reconstruction & Development
0.25%, 07/10/2023	4,000,000	3,879,120
European Investment Bank
3.13%, 12/14/2023	2,000,000	1,966,760
3.25%, 01/29/2024	700,000	688,086
FMS Wertmanagement
0.38%, 05/06/2024	6,000,000	5,624,472
Inter-American Development Bank
0.25%, 11/15/2023	3,000,000	2,874,210
2.63%, 01/16/2024	1,000,000	976,130
Inter-American Investment Corp. FRS
3.32%, (SOFR+0.27%), 03/22/2024	8,400,000	8,392,019
Security Description	Shares or Principal Amount	Value

Multi-National (continued)
International Finance Corp.
2.88%, 07/31/2023	$ 5,000,000	$ 4,928,763
		47,773,380
Oil & Gas — 1.4%
Equinor ASA
2.65%, 01/15/2024	5,650,000	5,494,767
Total Corporate Bonds & Notes (cost $120,696,629)		118,699,320
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 46.4%
U.S. Government — 46.4%
United States Treasury Notes
0.13%, 07/15/2023 to 01/15/2024	97,400,000	93,557,360
0.25%, 09/30/2023 to 11/15/2023	35,400,000	33,977,203
0.38%, 10/31/2023 to 04/15/2024	31,500,000	30,125,449
0.50%, 11/30/2023	11,000,000	10,522,617
0.75%, 12/31/2023	5,500,000	5,256,582
2.00%, 04/30/2024	3,000,000	2,884,570
Total U.S. Government & Agency Obligations (cost $181,850,478)		176,323,781
FOREIGN GOVERNMENT OBLIGATIONS — 20.7%
Banks — 4.4%
Agence Francaise de Developpement EPIC
3.13%, 06/30/2024	11,000,000	10,698,536
BNG Bank NV
0.75%, 04/17/2023	1,280,000	1,257,348
3.00%, 09/20/2023	2,000,000	1,970,049
Nederlandse Waterschapsbank NV
1.13%, 03/15/2024	3,000,000	2,859,815
		16,785,748
Diversified Financial Services — 2.2%
CDP Financial, Inc.
3.15%, 07/24/2024	3,000,000	2,918,790
OMERS Finance Trust
2.50%, 05/02/2024	3,250,000	3,137,907
Ontario Teachers' Finance Trust
0.38%, 09/29/2023	2,421,000	2,328,421
		8,385,118
Regional(State/Province) — 8.8%
Kommunekredit
1.00%, 12/15/2023	1,000,000	959,316
Kommuninvest I Sverige AB
0.38%, 02/16/2024*	8,000,000	7,565,600
0.38%, 02/16/2024	200,000	189,140
1.38%, 05/08/2024	1,500,000	1,425,825
3.25%, 01/16/2024	1,643,000	1,613,987
Province of Alberta, Canada
2.95%, 01/23/2024	1,650,000	1,613,304
3.35%, 11/01/2023	9,367,000	9,242,231
Province of Ontario, Canada
3.05%, 01/29/2024	5,000,000	4,895,900
3.40%, 10/17/2023	6,000,000	5,916,930
		33,422,233

SunAmerica Series Trust SA DFA Ultra Short Bond Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Sovereign — 5.3%
Caisse d'Amortissement de la Dette Sociale
3.38%, 03/20/2024	$ 242,000	$ 237,543
Export Development Canada
0.50%, 04/08/2024	800,000	752,676
2.63%, 02/21/2024	460,000	448,175
Kommunalbanken AS
0.25%, 12/08/2023	200,000	190,448
2.75%, 02/05/2024	1,786,000	1,743,079
Kommunalbanken AS FRS
3.21%, (SOFR+0.16%), 10/27/2023*	5,500,000	5,499,615
Svensk Exportkredit AB
0.38%, 03/11/2024	2,000,000	1,886,000
1.75%, 12/12/2023	1,218,000	1,178,890
Svensk Exportkredit AB FRS
4.05%, (SOFR+1.00%), 12/19/2022 to 05/25/2023	8,000,000	8,014,660
		19,951,086
Total Foreign Government Obligations (cost $79,836,351)		78,544,185
Total Long-Term Investment Securities (cost $382,383,458)		373,567,286
SHORT-TERM INVESTMENTS — 1.7%
Commercial Paper — 1.3%
Royal Bank of Canada
3.30%, 12/01/2022	5,000,000	5,000,219
Security Description	Shares or Principal Amount	Value

Unaffiliated Investment Companies — 0.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.01%(1)	1,293,658	$ 1,293,658
Total Short-Term Investments (cost $6,293,658)		6,293,877
TOTAL INVESTMENTS (cost $388,677,116)	100.1%	379,861,163
Other assets less liabilities	(0.1)	(236,458)
NET ASSETS	100.0%	$379,624,705
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA DFA Ultra Short Bond Portfolio has no right to demand registration of these securities. At October 31, 2022, the aggregate value of these securities was $18,161,924 representing 4.8% of net assets.
(1)	The rate shown is the 7-day yield as of October 31, 2022.
FRS—Floating Rate Security
SOFR—Secured Overnight Financing Rate
The rates shown on FRS and/or VRS are the current interest rates at October 31, 2022 and unless noted otherwise, the dates shown are the original maturity dates.

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2022 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Corporate Bonds & Notes	$—	$118,699,320	$—	$118,699,320
U.S. Government & Agency Obligations	—	176,323,781	—	176,323,781
Foreign Government Obligations	—	78,544,185	—	78,544,185
Short-Term Investments:
Commercial Paper	—	5,000,219	—	5,000,219
Other Short-Term Investments	1,293,658	—	—	1,293,658
Total Investments at Value	$1,293,658	$378,567,505	$—	$379,861,163
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Portfolio of Investments

SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2022— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 87.4%
Bermuda — 0.5%
Alibaba Health Information Technology, Ltd.†	56,000	$ 23,704
Alibaba Pictures Group, Ltd.†	160,000	5,897
Beijing Enterprises Water Group, Ltd.	46,000	9,671
Brilliance China Automotive Holdings, Ltd.†	36,000	15,501
China Gas Holdings, Ltd.	42,000	37,252
China Resources Gas Group, Ltd.	12,000	30,737
COSCO SHIPPING Ports, Ltd.	26,000	12,774
Credicorp, Ltd.	907	132,749
Hopson Development Holdings, Ltd.	14,520	11,655
Kunlun Energy Co., Ltd.	54,000	32,268
Nine Dragons Paper Holdings, Ltd.	25,000	14,794
Orient Overseas International, Ltd.	1,500	21,927
Shenzhen International Holdings, Ltd.	24,500	16,497
		365,426
Brazil — 6.0%
AMBEV SA	64,100	198,548
Americanas SA†	8,770	26,384
Atacadao SA	6,100	22,981
B3 SA - Brasil Bolsa Balcao	85,200	248,070
Banco Bradesco SA	15,071	48,549
Banco Bradesco SA (Preference Shares)	79,015	303,792
Banco BTG Pactual SA	15,400	86,279
Banco do Brasil SA	11,000	78,835
Banco Santander Brasil SA	5,500	31,708
BB Seguridade Participacoes SA	8,600	49,431
Braskem SA, Class A (Preference Shares)†	2,100	13,705
BRF SA	6,300	15,319
CCR SA†	13,400	33,620
Centrais Eletricas Brasileiras SA	14,100	135,991
Centrais Eletricas Brasileiras SA (Preference Shares)	3,100	31,999
Cia de Saneamento Basico do Estado de Sao Paulo	5,000	58,174
Cia Energetica de Minas Gerais (Preference Shares)	15,486	34,087
Cia Siderurgica Nacional SA†	9,400	22,347
Cosan SA	13,800	45,043
CPFL Energia SA	3,600	24,685
Energisa SA	1,500	14,081
Engie Brasil Energia SA	1,900	14,794
Equatorial Energia SA	13,300	77,320
Gerdau SA (Preference Shares)†	13,900	69,291
Hapvida Participacoes e Investimentos SA*	64,205	96,951
Hypera SA	4,200	41,313
Itau Unibanco Holding SA (Preference Shares)†	66,550	391,660
Itausa SA (Preference Shares)	61,824	128,543
JBS SA	9,600	46,388
Klabin SA	8,700	36,414
Localiza Rent a Car SA†	10,380	141,749
Lojas Renner SA	11,110	66,460
Magazine Luiza SA†	41,000	35,480
Natura & Co. Holding SA	11,900	34,441
Petro Rio SA†	9,400	64,401
Petroleo Brasileiro SA	51,800	333,534
Petroleo Brasileiro SA (Preference Shares)	67,900	391,850
Raia Drogasil SA	13,200	67,233
Security Description	Shares or Principal Amount	Value

Brazil (continued)
Rede D'Or Sao Luiz SA*	5,000	$ 31,139
Rumo SA	17,000	72,864
Suzano SA	10,191	104,958
Telefonica Brasil SA	6,300	50,383
TIM SA	8,900	22,743
TOTVS SA†	5,600	35,949
Ultrapar Participacoes SA	9,500	24,663
Vale SA	56,488	734,109
Vibra Energia SA	14,100	49,816
WEG SA	23,600	184,030
		4,872,104
British Virgin Islands — 0.0%
VK Co., Ltd. GDR†(1)(2)	1,364	0
Cayman Islands — 13.2%
360 DigiTech, Inc. ADR	1,035	10,516
3SBio, Inc.*	13,000	9,177
AAC Technologies Holdings, Inc.†	9,500	17,342
Airtac International Group	2,000	45,938
Alibaba Group Holding, Ltd.†	215,828	1,718,309
ANTA Sports Products, Ltd.	17,400	153,030
Autohome, Inc. ADR	772	20,165
Baidu, Inc., Class A†	30,728	294,844
BeiGene, Ltd. ADR†	700	118,223
Bilibili, Inc.†	2,235	19,923
Bosideng International Holdings, Ltd.	42,000	18,109
Chailease Holding Co., Ltd.	18,106	83,378
China Conch Venture Holdings, Ltd.	22,500	33,219
China Feihe, Ltd.*	49,000	28,260
China Hongqiao Group, Ltd.	23,000	16,266
China Lesso Group Holdings, Ltd.	15,000	12,176
China Literature, Ltd.*†	4,200	11,287
China Medical System Holdings, Ltd.	16,000	17,474
China Meidong Auto Holdings, Ltd.	8,000	10,508
China Mengniu Dairy Co., Ltd.	44,000	141,032
China Resources Cement Holdings, Ltd.	36,000	13,029
China Resources Land, Ltd.	46,000	144,212
China Resources Mixc Lifestyle Services, Ltd.*	7,600	22,274
Chinasoft International, Ltd.	36,000	23,856
CIFI Holdings Group Co., Ltd.	54,600	3,403
Country Garden Holdings Co., Ltd.	113,000	14,546
Country Garden Services Holdings Co., Ltd.	27,689	24,213
Dali Foods Group Co., Ltd.*	27,500	11,322
Daqo New Energy Corp. ADR†	750	32,992
Dongyue Group, Ltd.	20,000	17,336
ENN Energy Holdings, Ltd.	11,100	110,106
GDS Holdings, Ltd., Class A†	9,776	10,965
Geely Automobile Holdings, Ltd.	82,000	87,840
Genscript Biotech Corp.†	14,000	35,406
Greentown China Holdings, Ltd.	13,500	12,867
Haidilao International Holding, Ltd.*†	11,000	16,348
Haitian International Holdings, Ltd.	9,000	17,996
Hansoh Pharmaceutical Group Co., Ltd.*	16,000	24,645
Hengan International Group Co., Ltd.	9,000	34,931
Huazhu Group, Ltd. ADR	2,724	73,766
Hutchmed China, Ltd. ADR†	907	8,018
Hygeia Healthcare Holdings Co., Ltd.*†	4,600	19,932
Innovent Biologics, Inc.*†	16,000	56,780
iQIYI, Inc. ADR†	3,642	7,357
JD Health International, Inc.*†	15,650	85,899

SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Cayman Islands (continued)
JD.com, Inc., Class A	30,627	$ 571,895
Jinxin Fertility Group, Ltd.*	18,000	8,878
Jiumaojiu International Holdings, Ltd.*	10,000	15,703
JOYY, Inc. ADR	750	18,922
Kanzhun, Ltd. ADR†	2,500	27,325
KE Holdings, Inc. ADR†	9,400	95,692
Kingboard Holdings, Ltd.	10,500	25,925
Kingboard Laminates Holdings, Ltd.	16,000	12,783
Kingdee International Software Group Co., Ltd.†	34,000	55,645
Kingsoft Corp., Ltd.	12,000	36,327
Kuaishou Technology*†	24,800	102,305
Legend Biotech Corp. ADR†	600	29,892
Li Auto, Inc. ADR†	7,258	98,854
Li Ning Co., Ltd.	32,000	165,608
Longfor Group Holdings, Ltd.*	26,000	33,136
Lufax Holding, Ltd. ADR	8,266	13,143
Meituan, Class B*†	62,600	995,795
Microport Scientific Corp.†	10,000	21,135
Ming Yuan Cloud Group Holdings, Ltd.	5,000	2,301
Minth Group, Ltd.	10,000	19,630
NetEase, Inc.	29,450	327,672
New Oriental Education & Technology Group, Inc.†	21,360	51,610
NIO, Inc. ADR†	19,429	187,878
Parade Technologies, Ltd.†	1,000	18,795
Pinduoduo, Inc. ADR†	7,205	395,050
Ping An Healthcare and Technology Co., Ltd.*†	7,000	12,917
Pop Mart International Group, Ltd.*	7,000	9,063
RLX Technology, Inc. ADR†	7,798	9,747
Sany Heavy Equipment International Holdings Co., Ltd.	14,000	11,468
Seazen Group, Ltd.†	28,000	4,496
Shenzhou International Group Holdings, Ltd.	11,700	80,753
Shimao Group Holdings, Ltd.†(1)	17,500	4,682
Silergy Corp.	4,000	46,005
Sino Biopharmaceutical, Ltd.	141,750	68,650
Smoore International Holdings, Ltd.*	24,000	25,590
Sunac China Holdings, Ltd.†(1)	35,000	10,211
Sunny Optical Technology Group Co., Ltd.	10,000	86,749
TAL Education Group ADR†	5,319	25,052
Tencent Holdings, Ltd.	88,900	2,332,715
Tencent Music Entertainment Group ADR†	8,901	32,133
Tingyi Cayman Islands Holding Corp.	26,000	40,692
Tongcheng-Elong Holdings, Ltd.†	11,200	17,380
Topsports International Holdings, Ltd.*	17,000	8,557
Trip.com Group, Ltd. ADR†	7,729	174,907
Uni-President China Holdings, Ltd.	18,000	13,303
Vinda International Holdings, Ltd.	5,000	9,378
Vipshop Holdings, Ltd. ADR†	6,113	42,608
Want Want China Holdings, Ltd.	68,000	44,656
Weibo Corp. ADR†	688	7,788
Wuxi Biologics Cayman, Inc.*†	49,000	221,676
Xinyi Solar Holdings, Ltd.	66,000	65,283
Xpeng, Inc. ADR†	5,200	34,424
Xtep International Holdings, Ltd.	17,500	16,058
Yadea Group Holdings, Ltd.*	14,000	21,393
Security Description	Shares or Principal Amount	Value

Cayman Islands (continued)
Yihai International Holding, Ltd.	7,000	$ 11,525
Zai Lab, Ltd. ADR†	953	21,233
Zhen Ding Technology Holding, Ltd.	7,000	22,933
Zhongsheng Group Holdings, Ltd.	8,000	30,382
ZTO Express Cayman, Inc. ADR	5,548	93,706
		10,679,227
Chile — 0.5%
Banco de Chile	582,395	52,620
Banco de Credito e Inversiones SA	690	19,242
Banco Santander Chile†	824,433	29,691
Cencosud SA	17,694	23,794
Cia Sud Americana de Vapores SA	167,320	11,588
Empresas CMPC SA	15,604	24,712
Empresas COPEC SA	5,516	38,049
Enel Americas SA	275,251	27,281
Falabella SA	8,881	17,359
Sociedad Quimica y Minera de Chile SA, Class B (Preference Shares)	2,021	189,713
		434,049
China — 5.7%
Agricultural Bank of China, Ltd.	394,000	112,307
Air China, Ltd.†	20,000	13,915
A-Living Smart City Services Co., Ltd.*	6,000	3,411
Aluminum Corp. of China, Ltd.	34,000	9,707
Anhui Conch Cement Co., Ltd.	17,500	45,105
Bank of China, Ltd.	1,110,000	357,817
Bank of Communications Co., Ltd.	127,000	61,879
Beijing Capital International Airport Co., Ltd.†	24,000	13,000
BYD Co., Ltd.	12,000	268,816
CanSino Biologics, Inc.*	1,000	9,273
China Cinda Asset Management Co., Ltd.	87,000	8,103
China CITIC Bank Corp., Ltd.	125,000	47,143
China Coal Energy Co., Ltd.	29,000	21,361
China Communications Services Corp., Ltd.	24,000	6,697
China Construction Bank Corp.	1,363,000	724,263
China Everbright Bank Co., Ltd.	45,000	11,638
China Galaxy Securities Co., Ltd.	39,500	14,798
China International Capital Corp., Ltd.*	18,400	25,482
China Life Insurance Co., Ltd.	102,000	110,841
China Longyuan Power Group Corp. Ltd.	45,000	51,490
China Merchants Bank Co., Ltd.	56,500	185,780
China Minsheng Banking Corp., Ltd.	80,000	23,225
China National Building Material Co., Ltd.	54,000	31,287
China Pacific Insurance Group Co., Ltd.	39,000	62,725
China Petroleum & Chemical Corp.	342,000	135,103
China Railway Group, Ltd.	43,000	18,667
China Shenhua Energy Co., Ltd.	49,000	128,837
China Southern Airlines Co, Ltd.†	26,000	13,418
China Tower Corp., Ltd.*	580,000	52,472
China Vanke Co., Ltd.	24,300	31,222
CITIC Securities Co., Ltd.	28,500	42,640
CMOC Group, Ltd.	42,000	13,504
COSCO SHIPPING Holdings Co., Ltd.	50,050	54,023
Dongfeng Motor Group Co., Ltd.	36,000	16,285
Flat Glass Group Co., Ltd.	5,000	11,722
Fuyao Glass Industry Group Co., Ltd.*	6,800	24,343

SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Ganfeng Lithium Co., Ltd.*	4,760	$ 32,217
GF Securities Co., Ltd.	14,600	14,865
Great Wall Motor Co., Ltd.	44,500	48,389
Guangzhou Automobile Group Co., Ltd.	37,200	22,661
Haier Smart Home Co., Ltd.	32,800	82,106
Haitong Securities Co., Ltd.	29,200	14,287
Huaneng Power International, Inc.†	48,000	17,194
Huatai Securities Co., Ltd.*	26,200	25,698
Industrial & Commercial Bank of China, Ltd.	785,000	340,327
Jiangsu Expressway Co., Ltd.	14,000	9,867
Jiangxi Copper Co., Ltd.	12,000	13,121
New China Life Insurance Co., Ltd.	10,800	17,148
Nongfu Spring Co., Ltd.*	24,200	121,663
People's Insurance Co. Group of China, Ltd.	104,000	28,736
PetroChina Co., Ltd.	304,000	116,213
Pharmaron Beijing Co., Ltd.*	2,700	9,087
PICC Property & Casualty Co., Ltd.	96,000	88,565
Ping An Insurance Group Co. of China, Ltd.	90,500	362,164
Postal Savings Bank of China Co., Ltd.*	110,000	51,058
Shandong Gold Mining Co, Ltd.*	8,750	13,909
Shandong Weigao Group Medical Polymer Co., Ltd.	36,000	49,643
Shanghai Fosun Pharmaceutical Group Co., Ltd.	6,500	16,434
Shanghai Pharmaceuticals Holding Co., Ltd.	5,800	7,852
Sinopharm Group Co., Ltd.	16,800	31,987
TravelSky Technology, Ltd.	12,000	17,434
Tsingtao Brewery Co., Ltd.	8,000	55,942
Weichai Power Co., Ltd.	25,000	23,882
WuXi AppTec Co., Ltd.*	4,896	39,285
Xinjiang Goldwind Science & Technology Co., Ltd.	9,400	8,140
Yanzhou Coal Mining Co., Ltd.	20,000	56,395
Zhejiang Expressway Co., Ltd.	18,000	11,153
ZhongAn Online P&C Insurance Co., Ltd.*†	9,700	18,113
Zijin Mining Group Co., Ltd.	82,000	78,063
Zoomlion Heavy Industry Science and Technology Co., Ltd.	17,200	5,537
		4,611,434
Colombia — 0.2%
Bancolombia SA	3,585	25,769
Bancolombia SA (Preference Shares)	5,647	35,731
Ecopetrol SA	82,950	41,150
Interconexion Electrica SA ESP	6,010	23,450
		126,100
Cyprus — 0.0%
Galaxy Cosmos Mezz PLC†	961	155
Ozon Holdings PLC ADR†(1)(2)	701	0
TCS Group Holding PLC GDR†(1)	1,576	0
		155
Security Description	Shares or Principal Amount	Value

Czech Republic — 0.1%
CEZ AS	2,137	$ 69,888
Komercni banka AS	1,302	37,315
		107,203
Greece — 0.2%
Alpha Services and Holdings SA†	25,956	24,069
Eurobank Ergasias Services and Holdings SA†	27,995	27,675
Hellenic Telecommunications Organization SA	2,692	42,323
JUMBO SA	1,014	14,424
Mytilineos SA	1,227	20,604
National Bank of Greece SA†	7,176	26,060
OPAP SA	2,396	29,368
Public Power Corp. S.A.†	2,501	15,798
		200,321
Hong Kong — 0.9%
Beijing Enterprises Holdings, Ltd.	6,000	15,205
BYD Electronic International Co., Ltd.	9,500	27,495
China Everbright Environment Group, Ltd.	45,000	14,967
China Merchants Port Holdings Co., Ltd.	17,320	20,244
China Power International Development, Ltd.	75,000	21,696
China Resources Beer Holdings Co., Ltd.	22,000	103,728
China Resources Power Holdings Co., Ltd.	28,000	40,748
China Taiping Insurance Holdings Co., Ltd.	21,600	14,942
China Traditional Chinese Medicine Holdings Co., Ltd.	32,000	13,805
CITIC, Ltd.	78,000	69,875
CSPC Pharmaceutical Group, Ltd.	122,320	125,800
Fosun International, Ltd.	37,000	22,613
Guangdong Investment, Ltd.	38,000	23,989
Hua Hong Semiconductor, Ltd.*†	6,000	14,057
Lenovo Group, Ltd.	106,000	84,460
MMG, Ltd.†	36,000	7,092
Sinotruk Hong Kong, Ltd.	9,000	8,028
Wharf Holdings, Ltd.	20,000	57,284
Yuexiu Property Co., Ltd.	28,000	23,865
		709,893
Hungary — 0.2%
MOL Hungarian Oil & Gas PLC	6,654	39,966
OTP Bank Nyrt	3,169	69,370
Richter Gedeon Nyrt	1,902	37,610
		146,946
India — 15.1%
ACC, Ltd.†	753	21,727
Adani Enterprises, Ltd.	4,071	164,636
Adani Green Energy, Ltd.†	4,464	113,959
Adani Ports & Special Economic Zone, Ltd.	6,474	64,641
Adani Power, Ltd.†	10,645	43,130
Adani Total Gas, Ltd.	3,861	169,797
Adani Transmission, Ltd.†	3,936	159,219
Ambuja Cements, Ltd.†	7,361	47,399
Apollo Hospitals Enterprise, Ltd.	1,385	75,416
Asian Paints, Ltd.	5,198	195,659
AU Small Finance Bank, Ltd.*	2,023	14,404

SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
India (continued)
Aurobindo Pharma, Ltd.	3,893	$ 25,246
Avenue Supermarts, Ltd.*†	2,121	110,693
Axis Bank, Ltd.	30,995	338,924
Bajaj Auto, Ltd.	798	35,405
Bajaj Finance, Ltd.	3,894	335,838
Bajaj Finserv, Ltd.	4,870	99,164
Balkrishna Industries, Ltd.	1,036	24,615
Bandhan Bank, Ltd.*†	9,067	26,199
Berger Paints India, Ltd.	2,613	18,541
Bharat Electronics, Ltd.	44,040	56,951
Bharat Forge, Ltd.	2,445	24,514
Bharat Petroleum Corp., Ltd.	11,716	43,005
Bharti Airtel, Ltd.†	30,551	307,593
Biocon, Ltd.†	5,155	16,866
Britannia Industries, Ltd.	1,420	64,539
Cholamandalam Investment and Finance Co., Ltd.	4,836	41,562
Cipla, Ltd.	6,084	85,806
Coal India, Ltd.	21,962	65,222
Colgate-Palmolive India, Ltd.	1,376	27,101
Container Corp. Of India, Ltd.	2,762	26,551
Dabur India, Ltd.	6,181	41,522
Divi's Laboratories, Ltd.	1,768	76,993
DLF, Ltd.	7,657	35,579
Dr Reddy's Laboratories, Ltd.†	1,567	83,771
Eicher Motors, Ltd.	1,700	79,114
GAIL India, Ltd.	29,109	31,983
Godrej Consumer Products, Ltd.†	5,234	52,690
Godrej Properties, Ltd.†	1,798	27,494
Grasim Industries, Ltd.	3,820	79,522
Havells India, Ltd.	2,980	43,924
HCL Technologies, Ltd.†	14,941	187,263
HDFC Life Insurance Co., Ltd.*	12,121	79,095
Hero MotoCorp, Ltd.	1,510	48,925
Hindalco Industries, Ltd.	19,529	95,537
Hindustan Petroleum Corp., Ltd.	8,320	21,434
Hindustan Unilever, Ltd.†	11,318	350,020
Housing Development Finance Corp., Ltd.	24,408	727,734
ICICI Bank, Ltd.	72,752	797,852
ICICI Lombard General Insurance Co., Ltd.*	2,658	37,606
ICICI Prudential Life Insurance Co., Ltd.*	4,024	24,705
Indian Oil Corp., Ltd.	36,076	29,750
Indian Railway Catering & Tourism Corp., Ltd.	3,145	28,073
Indraprastha Gas, Ltd.	3,557	18,341
Indus Towers, Ltd.	8,088	18,137
Info Edge India, Ltd.	950	44,888
Infosys, Ltd.†	47,558	883,163
InterGlobe Aviation, Ltd.*†	1,191	25,648
ITC, Ltd.	43,227	182,129
Jindal Steel & Power, Ltd.	5,040	28,046
JSW Steel, Ltd.	10,169	82,793
Jubilant Foodworks, Ltd.	5,085	37,631
Kotak Mahindra Bank, Ltd.	7,612	175,044
Larsen & Toubro Infotech, Ltd.*	701	40,066
Larsen & Toubro, Ltd.	9,173	224,980
Lupin, Ltd.	2,736	23,091
Mahindra & Mahindra, Ltd.	12,098	197,135
Security Description	Shares or Principal Amount	Value

India (continued)
Marico, Ltd.	6,506	$ 41,366
Maruti Suzuki India, Ltd.†	1,651	190,315
Mindtree, Ltd.	872	35,785
Mphasis, Ltd.	1,114	26,644
MRF, Ltd.	17	18,574
Muthoot Finance, Ltd.	1,484	18,724
Nestle India, Ltd.	455	111,768
NTPC, Ltd.	55,297	115,800
Oil & Natural Gas Corp., Ltd.	35,442	57,492
Page Industries, Ltd.	62	37,339
Petronet LNG, Ltd.†	9,779	24,263
PI Industries, Ltd.	1,010	39,565
Pidilite Industries, Ltd.	2,030	63,492
Piramal Pharma, Ltd.†	6,236	12,532
Power Grid Corp. of India, Ltd.	42,054	115,520
Reliance Industries, Ltd.	43,212	1,327,819
Samvardhana Motherson International, Ltd.	23,245	18,173
SBI Cards & Payment Services, Ltd.	2,884	28,816
SBI Life Insurance Co., Ltd.*	6,146	93,922
Shree Cement, Ltd.	127	34,865
Shriram Transport Finance Co., Ltd.†	2,349	34,848
Siemens, Ltd.†	567	19,995
SRF, Ltd.†	1,957	60,397
State Bank of India	23,858	165,159
Sun Pharmaceutical Industries, Ltd.	13,247	162,950
Tata Consultancy Services, Ltd.†	12,565	482,338
Tata Consumer Products, Ltd.	8,350	77,668
Tata Elxsi, Ltd.	477	40,571
Tata Motors, Ltd.†	22,179	110,310
Tata Power Co., Ltd.	19,071	52,045
Tata Steel, Ltd.	94,670	115,501
Tech Mahindra, Ltd.	8,265	106,049
Titan Co., Ltd.	4,707	157,115
Torrent Pharmaceuticals, Ltd.	1,084	21,586
Trent, Ltd.	1,848	34,022
UltraTech Cement, Ltd.†	1,332	108,036
United Spirits, Ltd.†	2,861	30,960
UPL, Ltd.	6,028	53,275
Vedanta, Ltd.	9,884	33,518
Wipro, Ltd.	17,946	83,695
Yes Bank, Ltd.†	111,453	20,925
Zomato, Ltd.†	21,117	16,048
		12,205,785
Indonesia — 2.0%
Adaro Energy Tbk PT	183,600	46,777
Aneka Tambang Tbk	102,700	12,113
Astra International Tbk PT	260,900	110,999
Bank Central Asia Tbk PT	773,600	435,914
Bank Jago Tbk PT†	55,000	17,952
Bank Mandiri Persero Tbk PT	251,000	169,817
Bank Negara Indonesia Persero Tbk PT	90,600	54,514
Bank Rakyat Indonesia Persero Tbk PT	912,200	271,458
Barito Pacific Tbk PT	305,700	16,160
Charoen Pokphand Indonesia Tbk PT	92,900	33,207
Gudang Garam Tbk PT	7,500	11,589
Indah Kiat Pulp & Paper Corp. PT	36,200	22,251
Indofood CBP Sukses Makmur Tbk PT	20,800	12,960
Indofood Sukses Makmur Tbk PT	47,000	19,425
Kalbe Farma Tbk PT	224,100	29,463
Merdeka Copper Gold Tbk PT†	155,600	37,521
Sarana Menara Nusantara Tbk PT	189,300	14,029

SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Indonesia (continued)
Semen Indonesia Persero Tbk PT	34,700	$ 17,663
Sumber Alfaria Trijaya Tbk PT	203,900	36,838
Telkom Indonesia Persero Tbk PT	646,400	182,299
Unilever Indonesia Tbk PT	91,400	27,192
United Tractors Tbk PT	23,600	48,921
		1,629,062
Kuwait — 0.9%
Agility Public Warehousing Co. KSCP	19,532	49,439
Boubyan Bank KSCP	14,658	38,992
Gulf Bank KSCP	21,751	24,070
Kuwait Finance House KSCP	71,124	185,777
Mabanee Co. KPSC	12,576	35,376
Mobile Telecommunications Co. KSCP	29,805	57,602
National Bank of Kuwait SAKP	98,705	343,244
		734,500
Luxembourg — 0.1%
Allegro.eu SA*†	5,091	24,718
Reinet Investments SCA	1,465	23,535
		48,253
Malaysia — 1.3%
AMMB Holdings Bhd	15,800	13,664
Axiata Group Bhd	30,600	18,438
CIMB Group Holdings Bhd	84,200	98,284
Dialog Group Bhd	47,800	20,817
DiGi.Com Bhd	32,000	25,671
Genting Bhd	23,000	21,618
Genting Malaysia Bhd	28,800	16,701
HAP Seng Consolidated Bhd	8,200	11,157
Hartalega Holdings Bhd	23,300	10,641
Hong Leong Bank Bhd†	8,500	38,049
IHH Healthcare Bhd	22,700	28,561
Inari Amertron Bhd†	40,600	21,363
IOI Corp. Bhd	27,900	24,068
Kuala Lumpur Kepong Bhd	4,800	22,005
Malayan Banking Bhd	64,500	117,174
Malaysia Airports Holdings Bhd†	10,000	12,649
Maxis Bhd	24,800	20,205
MISC Bhd†	15,100	23,088
Nestle Malaysia Bhd	600	16,880
Petronas Chemicals Group Bhd	30,400	56,096
Petronas Dagangan Bhd	3,700	16,967
Petronas Gas Bhd	9,400	34,018
PPB Group Bhd	8,200	28,993
Press Metal Aluminium Holdings Bhd	48,700	44,786
Public Bank Bhd	199,600	188,799
QL Resources Bhd	11,600	12,563
RHB Bank Bhd	19,700	23,845
Sime Darby Bhd	26,300	12,524
Sime Darby Plantation Bhd	23,000	21,403
Telekom Malaysia Bhd	11,600	13,651
Tenaga Nasional Bhd	35,400	63,074
Top Glove Corp. Bhd	68,500	11,538
		1,089,290
Mexico — 2.4%
Alfa SAB de CV	38,800	25,771
America Movil SAB de CV, Series L	387,400	365,638
Arca Continental SAB de CV	4,600	37,579
Cemex SAB de CV CPO†	206,400	80,422
Security Description	Shares or Principal Amount	Value

Mexico (continued)
Coca-Cola Femsa SAB de CV	7,385	$ 46,450
Fibra Uno Administracion SA de CV	37,300	43,545
Fomento Economico Mexicano SAB de CV	26,100	187,243
Gruma SAB de CV, Class B	2,775	32,025
Grupo Aeroportuario del Pacifico SAB de CV, Class B	4,800	74,451
Grupo Aeroportuario del Sureste SAB de CV, Class B	2,495	58,553
Grupo Bimbo SAB de CV, Class A	21,400	82,962
Grupo Carso SAB de CV, Class A1	4,600	18,550
Grupo Financiero Banorte SAB de CV, Class O	35,400	288,178
Grupo Financiero Inbursa SAB de CV, Class O†	27,200	50,012
Grupo Mexico SAB de CV, Class B	42,700	153,813
Grupo Televisa SAB CPO	30,800	32,645
Industrias Penoles SAB de CV	1,630	18,265
Kimberly-Clark de Mexico SAB de CV, Class A	17,300	27,260
Operadora De Sites Mexicanos SAB de CV	14,700	16,182
Orbia Advance Corp SAB de CV	12,000	20,187
Promotora y Operadora de Infraestructura SAB de CV	2,130	16,023
Sitios Latinoamerica SAB de CV†	19,370	5,739
Wal-Mart de Mexico SAB de CV	70,300	271,577
		1,953,070
Netherlands — 0.0%
NEPI Rockcastle NV	5,148	25,924
X5 Retail Group NV GDR(1)(2)	1,555	0
Yandex NV, Class A†(1)(2)	4,192	0
		25,924
Peru — 0.0%
Cia de Minas Buenaventura SAA ADR	2,325	16,135
Philippines — 0.7%
Aboitiz Equity Ventures, Inc.	21,390	21,036
AC Energy Corp.	112,065	12,158
Ayala Corp.	3,755	43,593
Ayala Land, Inc.	108,400	48,227
Bank of the Philippine Islands	23,440	38,920
BDO Unibank, Inc.	24,700	54,592
Globe Telecom, Inc.	345	13,882
International Container Terminal Services, Inc.	11,660	34,915
JG Summit Holdings, Inc.	39,165	29,267
Jollibee Foods Corp.	4,780	19,188
Manila Electric Co.	2,750	14,292
Metropolitan Bank & Trust Co.	18,723	16,802
Monde Nissin Corp.*	57,400	11,570
PLDT, Inc.	1,155	32,596
SM Investments Corp.	3,160	44,957
SM Prime Holdings, Inc.	164,300	89,790
Universal Robina Corp.	10,620	22,421
		548,206
Poland — 0.5%
Bank Polska Kasa Opieki SA	2,138	35,072
CD Projekt SA	878	23,345
Dino Polska SA*†	661	43,186

SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Poland (continued)
KGHM Polska Miedz SA	1,972	$ 39,422
LPP SA	16	27,767
PGE Polska Grupa Energetyczna SA†	10,070	11,485
Polski Koncern Naftowy Orlen SA	4,160	47,873
Polskie Gornictwo Naftowe I Gazownictwo SA†	27,552	29,449
Powszechna Kasa Oszczednosci Bank Polski SA	11,583	63,151
Powszechny Zaklad Ubezpieczen SA	7,578	42,500
Santander Bank Polska SA	376	20,032
		383,282
Qatar — 1.2%
Barwa Real Estate Co.	34,884	32,560
Commercial Bank PQSC	42,642	73,672
Industries Qatar QSC	19,992	86,592
Masraf Al Rayan QSC	71,297	75,094
Mesaieed Petrochemical Holding Co.	45,719	28,479
Ooredoo Q.P.S.C.	6,504	17,448
Qatar Electricity & Water Co. QSC	4,301	21,860
Qatar Fuel QSC	6,324	33,127
Qatar Gas Transport Co., Ltd.	36,420	41,000
Qatar International Islamic Bank QSC	6,733	21,383
Qatar Islamic Bank SAQ	22,644	151,542
Qatar National Bank Q.P.S.C.	63,926	349,954
		932,711
Russia — 0.0%
Gazprom PJSC ADR(1)(2)	158,896	0
Lukoil PJSC ADR†(1)(2)	5,515	0
Magnit PJSC GDR†(1)(2)	4,625	0
MMC Norilsk Nickel PJSC ADR(1)(2)	8,556	0
Mobile TeleSystems PJSC ADR(1)(2)	5,342	0
Novatek PJSC GDR(1)(2)	1,235	0
Novolipetsk Steel PJSC GDR(1)(2)	1,814	0
Phosagro PJSC(1)(2)	13	0
Phosagro PJSC GDR(1)(2)	1,927	0
Polyus PJSC GDR(1)(2)	852	0
Rosneft PJSC GDR(1)(2)	16,114	0
Severstal PAO GDR(1)(2)	2,862	0
Surgutneftegas PJSC ADR†(1)(2)	10,451	0
Tatneft PJSC ADR(1)(2)	2,926	0
		0
Saudi Arabia — 4.7%
ACWA Power Co.	1,146	53,034
Advanced Petrochemical Co.	1,578	18,597
Al Rajhi Bank†	27,737	628,432
Alinma Bank	13,115	130,769
Almarai Co. JSC	3,390	50,773
Arab National Bank	7,328	62,886
Bank AlBilad†	6,412	86,451
Bank Al-Jazira	5,363	33,338
Banque Saudi Fransi	7,816	89,777
Bupa Arabia for Cooperative Insurance Co.	769	39,504
Dar Al Arkan Real Estate Development Co.†	9,752	34,816
Dr. Sulaiman Al Habib Medical Services Group Co.	1,203	72,524
Elm Co.	315	27,736
Emaar Economic City†	3,631	9,262
Security Description	Shares or Principal Amount	Value

Saudi Arabia (continued)
Etihad Etisalat Co.	5,135	$ 50,069
Jarir Marketing Co.	640	27,915
Mouwasat Medical Services Co.	491	28,622
National Industrialization Co.†	2,777	9,880
Rabigh Refining & Petrochemical Co.†	2,559	9,280
Riyad Bank	18,467	176,526
SABIC Agri-Nutrients Co.	3,006	126,878
Sahara International Petrochemical Co.	4,799	51,738
Saudi Arabian Mining Co.†	12,117	269,612
Saudi Arabian Oil Co.*	32,832	304,837
Saudi Basic Industries Corp.	12,362	290,268
Saudi British Bank	12,910	149,370
Saudi Electricity Co.	11,038	79,129
Saudi Industrial Investment Group	4,949	29,563
Saudi Investment Bank	6,604	31,863
Saudi Kayan Petrochemical Co.†	10,442	36,544
Saudi National Bank	31,050	490,541
Saudi Research & Media Group†	462	24,817
Saudi Tadawul Group Holding Co.	458	26,459
Saudi Telecom Co.	20,242	217,672
Savola Group	3,609	28,149
Yanbu National Petrochemical Co.	3,335	39,652
		3,837,283
Singapore — 0.0%
BOC Aviation, Ltd.*	2,500	16,750
South Africa — 3.3%
Absa Group, Ltd.	12,013	130,711
African Rainbow Minerals, Ltd.	1,413	19,908
Anglo American Platinum, Ltd.	710	56,493
AngloGold Ashanti, Ltd.	5,570	72,781
Aspen Pharmacare Holdings, Ltd.	4,858	40,010
Bid Corp., Ltd.	4,316	69,477
Bidvest Group, Ltd.	3,426	39,634
Capitec Bank Holdings, Ltd.	1,207	124,881
Clicks Group, Ltd.	3,106	52,641
Discovery, Ltd.†	6,646	43,528
Exxaro Resources, Ltd.	3,710	41,335
FirstRand, Ltd.	72,051	252,611
Foschini Group Ltd/The	4,145	26,004
Gold Fields, Ltd.	11,884	94,847
Grindrod, Ltd.	1,816	1,027
Growthpoint Properties, Ltd.	38,120	26,876
Harmony Gold Mining Co., Ltd.	6,594	18,275
Impala Platinum Holdings, Ltd.	10,887	111,520
Kumba Iron Ore, Ltd.	844	15,920
Mr. Price Group, Ltd.	3,088	29,808
MTN Group, Ltd.	22,749	161,071
MultiChoice Group, Ltd.	5,919	38,618
Naspers, Ltd., Class N	3,086	319,546
Nedbank Group, Ltd.	5,570	66,004
Northam Platinum Holdings, Ltd.†	4,333	40,689
Old Mutual, Ltd.	61,491	34,973
Pepkor Holdings, Ltd.*	16,088	19,897
Remgro, Ltd.	5,915	44,027
Sanlam, Ltd.	23,915	69,605
Sasol, Ltd.	7,454	125,350
Shoprite Holdings, Ltd.	6,487	82,641
Sibanye Stillwater, Ltd.	35,477	82,977
SPAR Group, Ltd.	2,090	17,732
Standard Bank Group, Ltd.	17,725	165,766

SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
South Africa (continued)
Vodacom Group, Ltd.	8,572	$ 58,484
Woolworths Holdings, Ltd.	11,889	40,841
		2,636,508
South Korea — 11.1%
Alteogen, Inc.†	433	11,117
Amorepacific Corp.	423	27,454
BGF retail Co., Ltd.	92	12,031
Celltrion Healthcare Co., Ltd.	982	47,775
Celltrion Pharm, Inc.†	227	10,772
Celltrion, Inc.†	1,363	183,184
Cheil Worldwide, Inc.†	715	12,252
CJ CheilJedang Corp.	113	32,800
CJ ENM Co., Ltd.	106	5,446
CJ Logistics Corp.†	110	6,774
Coway Co, Ltd.†	543	21,016
DB Insurance Co., Ltd.	563	22,209
Doosan Bobcat, Inc.	500	11,740
Doosan Enerbility Co., Ltd.†	4,704	43,605
Ecopro BM Co., Ltd.	600	48,313
E-MART Inc.†	247	14,641
F&F Co., Ltd.	223	22,709
Green Cross Corp.	64	5,714
GS Engineering & Construction Corp.†	789	11,978
GS Holdings Corp.†	649	20,933
Hana Financial Group, Inc.	4,136	119,463
Hankook Tire & Technology Co., Ltd.	947	24,242
Hanmi Pharm Co., Ltd.	77	13,707
Hanon Systems	2,390	13,055
Hanwha Solutions Corp.†	1,683	55,414
HD Hyundai Co., Ltd.	510	21,764
HLB, Inc.†	1,138	32,245
Hotel Shilla Co., Ltd.†	288	13,088
HYBE Co., Ltd.†	166	14,046
Hyundai Engineering & Construction Co., Ltd.†	947	23,130
Hyundai Glovis Co., Ltd.	239	29,124
Hyundai Heavy Industries Co., Ltd.†	234	17,848
Hyundai Merchant Marine Co., Ltd.	3,345	44,703
Hyundai Mobis Co., Ltd.†	913	140,088
Hyundai Motor Co.	2,040	235,028
Hyundai Motor Co. (2nd Preference Shares)†	341	19,072
Hyundai Motor Co. (Preference Shares)†	195	10,719
Hyundai Steel Co.†	1,079	21,219
Iljin Materials Co., Ltd.	315	13,360
Industrial Bank of Korea	2,725	19,962
Kakao Corp.†	4,181	148,210
Kakao Games Corp.†	409	11,300
KakaoBank Corp.†	1,267	15,155
Kangwon Land, Inc.†	1,186	19,114
KB Financial Group, Inc.	5,445	183,168
Kia Corp.	3,625	168,372
Korea Aerospace Industries, Ltd.	1,110	36,915
Korea Electric Power Corp.†	3,329	39,085
Korea Investment Holdings Co., Ltd.†	528	18,296
Korea Shipbuilding & Offshore Engineering Co., Ltd.†	463	23,567
Korea Zinc Co., Ltd.	84	37,662
Korean Air Lines Co., Ltd.†	2,137	34,558
Krafton, Inc.†	297	37,040
KT&G Corp.	1,562	104,880
Security Description	Shares or Principal Amount	Value

South Korea (continued)
Kumho Petrochemical Co., Ltd.	246	$ 22,530
L&F Co., Ltd.†	302	47,508
LG Chem, Ltd.	698	305,857
LG Chem, Ltd. (Preference Shares)	87	17,612
LG Corp.†	1,184	65,684
LG Display Co., Ltd.†	3,126	27,901
LG Electronics, Inc.	1,484	84,736
LG Energy Solution, Ltd.†	323	119,469
LG H&H Co., Ltd.	134	47,852
LG Innotek Co., Ltd.	178	36,887
LG Uplus Corp.	1,876	15,059
Lotte Chemical Corp.†	224	23,209
Meritz Fire & Marine Insurance Co, Ltd.	546	12,028
Meritz Securities Co, Ltd.	3,697	9,576
Mirae Asset Daewoo Co., Ltd.	3,672	16,308
NAVER Corp.	1,861	220,615
NCSoft Corp.	226	61,705
Netmarble Corp.*	264	8,241
Orion Corp.	289	20,568
Pan Ocean Co., Ltd.†	3,044	9,161
PearlAbyss Corp.†	340	9,893
POSCO Chemical Co., Ltd.	366	51,101
POSCO Holdings, Inc.	1,089	190,039
Samsung Biologics Co, Ltd.*†	224	137,652
Samsung C&T Corp.	1,149	95,359
Samsung Electro-Mechanics Co., Ltd.	768	64,995
Samsung Electronics Co., Ltd.	68,081	2,831,046
Samsung Electronics Co., Ltd. (Preference Shares)	11,559	431,645
Samsung Engineering Co., Ltd.†	1,634	27,285
Samsung Fire & Marine Insurance Co., Ltd.	403	56,523
Samsung Heavy Industries Co., Ltd.†	8,827	31,838
Samsung Life Insurance Co., Ltd.	978	46,173
Samsung SDI Co., Ltd.	769	396,626
Samsung SDS Co., Ltd.	443	38,789
Samsung Securities Co. Ltd.	706	15,699
SD Biosensor, Inc.	486	10,053
Seegene, Inc.	480	9,644
Shinhan Financial Group Co., Ltd.†	6,578	167,354
SK Biopharmaceuticals Co., Ltd.†	193	7,854
SK Bioscience Co., Ltd.†	260	13,750
SK Chemicals Co., Ltd.	153	9,500
SK Hynix, Inc.	7,725	447,080
SK IE Technology Co., Ltd.*†	193	7,020
SK Innovation Co., Ltd.†	781	94,516
SK Square Co., Ltd.†	1,308	33,826
SK, Inc.	560	83,889
SKC Co., Ltd.†	252	18,248
S-Oil Corp.	578	35,066
Woori Financial Group, Inc.	7,094	58,312
Yuhan Corp.†	687	28,796
		8,953,139
Taiwan — 12.4%
Accton Technology Corp.	7,000	52,507
Acer, Inc.†	56,000	38,321
Advantech Co., Ltd.	6,499	58,824
ASE Technology Holding Co., Ltd.	44,000	109,325
Asia Cement Corp.†	22,000	25,421
Asustek Computer, Inc.†	11,000	80,311
AUO Corp.†	91,200	47,839
Catcher Technology Co., Ltd.†	10,000	52,503

SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Taiwan (continued)
Cathay Financial Holding Co., Ltd.	102,000	$ 119,298
Chang Hwa Commercial Bank, Ltd.	46,626	23,960
Cheng Shin Rubber Industry Co., Ltd.†	16,000	16,004
China Airlines, Ltd.†	38,000	19,905
China Development Financial Holding Corp.	201,451	73,242
China Steel Corp.	156,000	129,715
Chunghwa Telecom Co., Ltd.†	49,000	168,635
Compal Electronics, Inc.†	66,000	43,161
CTBC Financial Holding Co., Ltd.†	246,000	155,217
Delta Electronics, Inc.	27,000	215,179
E Ink Holdings, Inc.†	12,000	76,167
E.Sun Financial Holding Co., Ltd.†	164,402	118,148
Eclat Textile Co., Ltd.	2,000	26,228
eMemory Technology, Inc.	1,000	33,079
Eva Airways Corp.	35,000	25,310
Evergreen Marine Corp Taiwan, Ltd.†	22,000	93,902
Far Eastern New Century Corp.	27,000	26,884
Far EasTone Telecommunications Co., Ltd.	20,000	43,831
Feng TAY Enterprise Co., Ltd.†	5,280	26,170
First Financial Holding Co., Ltd.†	141,812	108,705
Formosa Chemicals & Fibre Corp.†	43,000	92,545
Formosa Petrochemical Corp.†	16,000	41,135
Formosa Plastics Corp.†	56,000	144,177
Fubon Financial Holding Co., Ltd.	101,640	160,236
Giant Manufacturing Co., Ltd.	4,000	25,429
Globalwafers Co., Ltd.	3,000	33,169
Hon Hai Precision Industry Co., Ltd.	175,200	555,989
Hotai Motor Co., Ltd.†	4,000	72,275
Hua Nan Financial Holdings Co., Ltd.	112,833	73,544
Innolux Corp.†	100,455	36,949
Inventec Corp.	37,000	27,973
Largan Precision Co., Ltd.	1,000	57,133
Lite-On Technology Corp.	29,000	57,468
MediaTek, Inc.	21,000	382,606
Mega Financial Holding Co., Ltd.†	153,375	142,058
Micro-Star International Co., Ltd.†	12,000	40,636
momo.com, Inc.	1,200	17,973
Nan Ya Plastics Corp.	65,000	137,443
Nan Ya Printed Circuit Board Corp.†	3,000	19,551
Nanya Technology Corp.	16,000	26,952
Nien Made Enterprise Co., Ltd.	2,000	15,384
Novatek Microelectronics Corp.†	8,000	59,574
Pegatron Corp.	30,000	54,734
Pou Chen Corp.†	21,000	17,710
Powerchip Semiconductor Manufacturing Corp.	38,000	36,166
President Chain Store Corp.	6,000	49,828
Quanta Computer, Inc.	39,000	82,628
Realtek Semiconductor Corp.	6,000	47,290
Ruentex Development Co., Ltd.	19,950	24,521
Shanghai Commercial & Savings Bank, Ltd.	40,000	57,505
Shin Kong Financial Holding Co., Ltd.†	120,598	29,855
SinoPac Financial Holdings Co., Ltd.†	133,178	66,312
Synnex Technology International Corp.†	15,000	24,433
Taishin Financial Holding Co., Ltd.	139,344	57,124
Taiwan Cement Corp.	78,512	73,602
Taiwan Cooperative Financial Holding Co., Ltd.	132,311	102,372
Security Description	Shares or Principal Amount	Value

Taiwan (continued)
Taiwan High Speed Rail Corp.	21,000	$ 18,286
Taiwan Mobile Co., Ltd.†	21,000	61,943
Taiwan Semiconductor Manufacturing Co., Ltd.	350,000	4,211,935
Unimicron Technology Corp.	17,000	65,274
Uni-President Enterprises Corp.	62,000	125,770
United Microelectronics Corp.†	163,000	195,842
Vanguard International Semiconductor Corp.	13,000	26,663
Voltronic Power Technology Corp.	1,000	40,453
Walsin Lihwa Corp.	35,000	38,652
Wan Hai Lines, Ltd.	9,200	19,232
Win Semiconductors Corp.	5,000	18,935
Winbond Electronics Corp.†	40,000	24,099
Wiwynn Corp.	1,000	22,495
WPG Holdings, Ltd.	15,000	20,423
Yageo Corp.†	4,776	54,143
Yang Ming Marine Transport Corp.†	20,000	37,179
Yuanta Financial Holding Co., Ltd.†	118,079	71,990
		10,005,384
Thailand — 1.9%
Advanced Info Service PCL NVDR	15,700	78,863
Airports of Thailand PCL NVDR†	57,200	111,264
B Grimm Power PCL	8,400	7,449
Bangkok Dusit Medical Services PCL NVDR	126,400	98,009
Bangkok Expressway & Metro PCL NVDR	104,700	25,870
BTS Group Holdings PCL NVDR	107,600	23,479
Bumrungrad Hospital PCL	4,600	27,436
Central Pattana PCL NVDR	31,200	56,325
Central Retail Corp. PCL NVDR	20,508	22,609
Charoen Pokphand Foods PCL NVDR	51,700	34,313
CP ALL PCL NVDR	76,500	120,646
Delta Electronics Thai PCL NVDR†	4,200	63,932
Electricity Generating PCL NVDR	3,000	13,436
Energy Absolute PCL NVDR	22,100	56,099
Global Power Synergy PCL	8,100	13,195
Gulf Energy Development PCL NVDR	40,900	54,400
Home Product Center PCL NVDR	84,300	32,318
Indorama Ventures PCL NVDR	24,900	27,458
Intouch Holdings PCL NVDR†	15,000	28,397
JMT Network Services PCL NVDR	10,400	17,746
Kasikornbank PCL	8,400	32,246
Krung Thai Bank PCL	46,300	21,278
Krungthai Card PCL	6,300	9,435
Krungthai Card PCL NVDR†	12,300	18,410
Land & Houses PCL NVDR	102,700	24,838
Minor International PCL NVDR†	35,300	26,180
Muangthai Capital PCL NVDR	11,600	11,035
Osotspa PCL	17,100	11,901
PTT Exploration & Production PCL NVDR†	18,100	86,373
PTT Global Chemical PCL NVDR	28,700	32,782
PTT Oil & Retail Business PCL	37,000	23,439
PTT PCL NVDR	133,900	126,605
Ratch Group PCL†	17,800	19,168
SCB X PCL	11,600	32,280
SCG Packaging PCL	16,300	22,259
Siam Cement PCL NVDR	10,600	90,211
Srisawad Corp. PCL	8,000	8,618
Thai Oil PCL NVDR†	15,100	21,640

SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2022— (unaudited) — (continued)

Security Description		Shares or Principal Amount	Value
COMMON STOCKS (continued)
Thailand (continued)
Thai Union Group PCL NVDR		41,400	$ 19,601
True Corp. PCL NVDR†		147,500	19,222
			1,570,765
Turkey — 0.4%
Akbank Turk AS†		36,733	28,825
Aselsan Elektronik Sanayi Ve Ticaret AS		9,732	16,906
BIM Birlesik Magazalar AS		5,965	43,072
Eregli Demir ve Celik Fabrikalari TAS†		17,018	27,124
Ford Otomotiv Sanayi AS		887	17,299
Haci Omer Sabanci Holding AS		12,699	22,884
KOC Holding AS		9,241	27,616
Tupras Turkiye Petrol Rafinerileri AS†		1,600	32,582
Turk Hava Yollari AO†		7,380	40,186
Turkcell Iletisim Hizmetleri AS		15,252	21,011
Turkiye Is Bankasi AS		42,388	21,347
Turkiye Sise ve Cam Fabrikalari AS		17,135	30,585
			329,437
United Arab Emirates — 1.5%
Abu Dhabi Commercial Bank PJSC		38,822	99,894
Abu Dhabi Islamic Bank PJSC		21,048	54,457
Abu Dhabi National Oil Co. for Distribution PJSC		41,790	51,329
Aldar Properties PJSC		55,751	65,614
Dubai Islamic Bank PJSC		40,479	64,115
Emaar Properties PJSC		57,627	95,153
Emirates NBD Bank PJSC		26,576	95,895
Emirates Telecommunications Group Co. PJSC		49,131	345,187
First Abu Dhabi Bank PJSC		63,150	307,799
			1,179,443
United States — 0.4%
Southern Copper Corp.		1,232	57,867
Yum China Holdings, Inc.		5,935	245,412
			303,279
Total Common Stocks (cost $87,615,858)			70,651,064
CORPORATE BONDS & NOTES — 0.0%
India — 0.0%
Britannia Industries, Ltd.
5.50%, 06/03/2024 (cost $566)	INR	41,180	481
UNAFFILIATED INVESTMENT COMPANIES — 8.5%
United States — 8.5%
iShares MSCI China A ETF		127,699	3,537,263
iShares MSCI Emerging Markets ETF		98,064	3,352,808
Total Unaffiliated Investment Companies (cost $8,817,508)			6,890,071
WARRANTS — 0.0%
Thailand — 0.0%
BTS Group Holdings No 8 PCL Expires 11/20/2026†		21,520	170
BTS Group Holdings PCL Expires 11/07/2024†		10,760	65
Minor International PCL Expires 02/15/2024†		1,103	87
Security Description	Shares or Principal Amount	Value

Thailand (continued)
Minor International PCL Expires 05/05/2023†	1,217	$ 96
Minor International PCL Expires 07/31/2023†	1,605	310
Srisawad Corp. PCL Expires 08/29/2025†	320	27
Total Warrants (cost $0)		755
RIGHTS — 0.0%
South Korea — 0.0%
HLB, Inc. Expires 12/02/2022†	101	695
Thailand — 0.0%
Thai Union Group PCL Expires 11/30/2022†	1,173	0
Total Rights (cost $0)		695
Total Long-Term Investment Securities (cost $96,433,932)		77,543,066
SHORT-TERM INVESTMENTS — 0.8%
U.S. Government — 0.8%
United States Treasury Bills
0.26%, 12/01/2022(3)	$ 400,000	399,914
1.01%, 02/23/2023(3)	250,000	246,757
Total Short-Term Investments (cost $649,115)		646,671
TOTAL INVESTMENTS (cost $97,083,047)	96.7%	78,189,737
Other assets less liabilities	3.3	2,643,581
NET ASSETS	100.0%	$80,833,318
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA Emerging Markets Equity Index Portfolio has no right to demand registration of these securities. At October 31, 2022, the aggregate value of these securities was $3,335,304 representing 4.1% of net assets.

SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2022— (unaudited) — (continued)

(1)	Securities classified as Level 3 (see Note 1).
(2)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of October 31, 2022, the Portfolio held the following restricted securities:
Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
Gazprom PJSC ADR
	01/28/2021	27,678	$79,635
	05/04/2018	85,356	194,454
	05/30/2018	45,862	106,108
		158,896	380,197	$0	$0.00	0.00%
Lukoil PJSC ADR
	05/30/2018	1,724	115,966
	05/04/2018	3,791	246,225
		5,515	362,191	0	0.00	0.00
Magnit PJSC GDR
	05/04/2018	2,346	44,142
	05/30/2018	1,119	22,180
	07/28/2020	1,160	18,127
		4,625	84,449	0	0.00	0.00
MMC Norilsk Nickel PJSC ADR
	05/04/2018	5,720	98,910
	05/30/2018	2,836	49,974
		8,556	148,884	0	0.00	0.00
Mobile TeleSystems PJSC ADR
	05/30/2018	1,630	16,186
	05/03/2018	2,565	26,258
	01/09/2020	1,147	12,003
		5,342	54,447	0	0.00	0.00
Novatek PJSC GDR
	05/04/2018	924	115,173
	05/30/2018	311	44,022
		1,235	159,195	0	0.00	0.00
Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks (continued)
Novolipetsk Steel PJSC GDR	09/30/2021	1,814	$54,499	$0	$0.00	0.00%
Ozon Holdings PLC ADR	09/30/2021	701	34,890	0	0.00	0.00
Phosagro PJSC
	05/04/2018	8	110
	05/30/2018	1	4
	07/28/2020	4	54
		13	168	0	0.00	0.00
Phosagro PJSC GDR
	05/30/2018	44	593
	05/04/2018	1,191	17,007
	07/28/2020	692	8,305
		1,927	25,905	0	0.00	0.00
Polyus PJSC GDR	09/30/2021	852	68,456	0	0.00	0.00
Rosneft PJSC GDR
	05/04/2018	9,570	58,608
	05/30/2018	6,544	39,785
		16,114	98,393	0	0.00	0.00
Severstal PAO GDR
	05/04/2018	1,809	28,141
	05/30/2018	1,053	16,966
		2,862	45,107	0	0.00	0.00
Surgutneftegas PJSC ADR
	05/04/2018	6,836	31,487
	05/30/2018	3,705	16,723
		10,541	48,210	0	0.00	0.00
Tatneft PJSC ADR
	05/04/2018	1,874	116,610
	05/30/2018	1,052	68,590
		2,926	185,200	0	0.00	0.00
VK Co., Ltd. GDR	09/30/2021	1,364	28,193	0	0.00	0.00
X5 Retail Group NV GDR	01/28/2021	1,555	56,407	0	0.00	0.00
Yandex NV, Class A	01/27/2021	4,192	270,131	0	0.00	0.00
				$0		0.00%
(3)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
ADR—American Depositary Receipt
CPO—Certification de Participations Ordinario
ETF—Exchange Traded Fund
GDR—Global Depositary Receipt
GDS—Global Depositary Share
NVDR—Non-Voting Depositary Receipt
INR—Indian Rupee

SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2022— (unaudited) — (continued)

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized (Depreciation)
82	Long	MSCI Emerging Markets Index	December 2022	$3,893,231	$3,499,760	$(393,471)
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
Industry Allocation*
Banks	14.8%
Semiconductors	10.8
Internet	9.5
Unaffiliated Investment Companies	8.5
Oil & Gas	5.2
Diversified Financial Services	4.1
Telecommunications	3.6
Chemicals	3.5
Computers	2.9
Retail	2.6
Food	2.2
Auto Manufacturers	2.0
Electric	2.0
Insurance	1.9
Electronics	1.9
Iron/Steel	1.7
Mining	1.6
Pharmaceuticals	1.4
Real Estate	1.3
Beverages	1.2
Software	1.0
Healthcare-Services	1.0
Engineering & Construction	0.9
Short-Term Investments	0.8
Building Materials	0.7
Electrical Components & Equipment	0.7
Transportation	0.6
Commercial Services	0.6
Biotechnology	0.6
Gas	0.6
Coal	0.6
Miscellaneous Manufacturing	0.5
Auto Parts & Equipment	0.4
Agriculture	0.4
Household Products/Wares	0.4
Home Furnishings	0.3
Investment Companies	0.3
Cosmetics/Personal Care	0.3
Leisure Time	0.3
Holding Companies-Diversified	0.2
Apparel	0.2
Machinery-Diversified	0.2
Distribution/Wholesale	0.2
Airlines	0.2
Energy-Alternate Sources	0.2
Healthcare-Products	0.2
Aerospace/Defense	0.2
Water	0.2
Lodging	0.1
Forest Products & Paper	0.1
Shipbuilding	0.1
Entertainment	0.1
Metal Fabricate/Hardware	0.1
Machinery-Construction & Mining	0.1
REITS	0.1
Packaging & Containers	0.1

SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2022— (unaudited) — (continued)

Industry Allocation* (continued)
Pipelines	0.1%
Storage/Warehousing	0.1
Housewares	0.1
Environmental Control	0.1
96.7%
*	Calculated as a percentage of net assets
The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2022 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Bermuda	$148,250	$217,176	$—	$365,426
Brazil	4,872,104	—	—	4,872,104
British Virgin Islands	—	—	0	0
Cayman Islands	1,579,391	9,084,943	14,893	10,679,227
Colombia	126,100	—	—	126,100
Cyprus	155	—	0	155
India	12,532	12,193,253	—	12,205,785
Mexico	1,953,070	—	—	1,953,070
Netherlands	—	25,924	0	25,924
Peru	16,135	—	—	16,135
Russia	—	—	0	0
Thailand	66,133	1,504,632	—	1,570,765
United States	303,279	—	—	303,279
Other Countries	—	38,533,094	—	38,533,094
Unaffiliated Investment Companies	6,890,071	—	—	6,890,071
Warrants	755	—	—	755
Rights	—	695	—	695
Corporate Bonds & Notes	—	481	—	481
Short-Term Investments	—	646,671	—	646,671
Total Investments at Value	$15,967,975	$62,206,869	$14,893	$78,189,737
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$393,471	$—	$—	$393,471
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
Level 3 investments in securities were not considered a significant portion of the Portfolio's net assets.
See Notes to Portfolio of Investments

SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2022— (unaudited)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES — 96.7%
Advertising — 0.3%
CMG Media Corp.
8.88%, 12/15/2027*	$ 775,000	$ 656,812
Interpublic Group of Cos., Inc.
3.38%, 03/01/2041	3,440,000	2,223,833
Outfront Media Capital LLC/Outfront Media Capital Corp.
4.63%, 03/15/2030*	150,000	124,082
Stagwell Global LLC
5.63%, 08/15/2029*	775,000	668,437
		3,673,164
Aerospace/Defense — 1.6%
BAE Systems Holdings, Inc.
3.85%, 12/15/2025*	2,000,000	1,894,759
Boeing Co.
2.95%, 02/01/2030	1,950,000	1,562,104
3.95%, 08/01/2059	2,670,000	1,672,168
5.81%, 05/01/2050	2,570,000	2,210,348
Lockheed Martin Corp.
3.55%, 01/15/2026	6,230,000	5,991,049
Teledyne Technologies, Inc.
1.60%, 04/01/2026	5,750,000	4,995,037
TransDigm UK Holdings PLC
6.88%, 05/15/2026	575,000	561,209
TransDigm, Inc.
5.50%, 11/15/2027	150,000	136,830
6.25%, 03/15/2026*	300,000	295,923
7.50%, 03/15/2027	275,000	270,980
		19,590,407
Agriculture — 0.6%
BAT Capital Corp.
3.56%, 08/15/2027	4,270,000	3,717,478
4.54%, 08/15/2047	5,625,000	3,633,238
		7,350,716
Auto Manufacturers — 1.5%
Daimler Trucks Finance North America LLC
2.00%, 12/14/2026*	3,030,000	2,585,966
Ford Motor Credit Co. LLC
3.38%, 11/13/2025	300,000	272,163
4.00%, 11/13/2030	750,000	606,585
4.06%, 11/01/2024	200,000	191,750
4.13%, 08/17/2027	575,000	510,629
5.11%, 05/03/2029	200,000	178,800
5.13%, 06/16/2025	200,000	192,960
General Motors Co.
4.00%, 04/01/2025	1,555,000	1,490,771
5.20%, 04/01/2045	3,750,000	2,893,411
Hyundai Capital America
1.30%, 01/08/2026*	3,610,000	3,069,397
Stellantis Finance US, Inc.
1.71%, 01/29/2027*	3,000,000	2,480,021
Volkswagen Group of America Finance LLC
1.63%, 11/24/2027*	5,000,000	4,008,652
		18,481,105
Security Description	Shares or Principal Amount	Value

Auto Parts & Equipment — 0.2%
Adient Global Holdings, Ltd.
4.88%, 08/15/2026*	$ 375,000	$ 335,625
Clarios Global LP/Clarios US Finance Co.
8.50%, 05/15/2027*	900,000	882,000
Dana, Inc.
5.38%, 11/15/2027	200,000	181,000
Dornoch Debt Merger Sub, Inc.
6.63%, 10/15/2029*	700,000	476,618
IHO Verwaltungs GmbH
6.00%, 05/15/2027*(1)	200,000	172,250
6.38%, 05/15/2029*(1)	375,000	319,999
Real Hero Merger Sub 2, Inc.
6.25%, 02/01/2029*	600,000	430,155
		2,797,647
Banks — 18.8%
Associated Banc-Corp
4.25%, 01/15/2025	2,710,000	2,616,146
Bank of America Corp.
2.59%, 04/29/2031	2,325,000	1,835,688
2.69%, 04/22/2032	5,600,000	4,327,977
2.88%, 10/22/2030	4,000,000	3,257,134
2.97%, 02/04/2033	3,600,000	2,789,859
3.71%, 04/24/2028	2,975,000	2,691,332
3.82%, 01/20/2028	3,170,000	2,893,948
3.95%, 04/21/2025	1,000,000	956,954
4.00%, 04/01/2024 to 01/22/2025	6,850,000	6,674,573
4.18%, 11/25/2027	2,760,000	2,528,145
4.38%, 04/27/2028	6,360,000	5,914,291
4.57%, 04/27/2033	3,150,000	2,791,504
Bank of New York Mellon Corp.
3.99%, 06/13/2028	9,420,000	8,776,240
Capital One Bank USA NA
3.38%, 02/15/2023	6,100,000	6,072,682
Citigroup, Inc.
2.56%, 05/01/2032	5,625,000	4,286,070
2.98%, 11/05/2030	1,390,000	1,133,912
3.06%, 01/25/2033	3,010,000	2,344,925
3.35%, 04/24/2025	2,085,000	2,002,066
3.40%, 05/01/2026	3,340,000	3,093,928
3.52%, 10/27/2028	6,250,000	5,542,207
4.13%, 07/25/2028	1,340,000	1,206,411
4.30%, 11/20/2026	3,100,000	2,920,083
4.91%, 05/24/2033	3,880,000	3,524,799
5.50%, 09/13/2025	2,500,000	2,478,080
Comerica, Inc.
3.80%, 07/22/2026	2,330,000	2,180,969
Fifth Third Bancorp
2.38%, 01/28/2025	1,765,000	1,639,962
4.30%, 01/16/2024	3,485,000	3,434,013
Goldman Sachs Capital I
6.35%, 02/15/2034	2,500,000	2,384,119
Goldman Sachs Group, Inc.
2.38%, 07/21/2032	5,000,000	3,720,773
2.62%, 04/22/2032	5,700,000	4,347,749
3.10%, 02/24/2033	4,225,000	3,308,980
3.81%, 04/23/2029	3,800,000	3,371,610
4.22%, 05/01/2029	3,125,000	2,827,165
4.39%, 06/15/2027	9,825,000	9,234,051
5.15%, 05/22/2045	3,000,000	2,434,740
Huntington Bancshares, Inc.
4.55%, 05/17/2028	3,150,000	3,007,451

SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Banks (continued)
JPMorgan Chase & Co.
2.58%, 04/22/2032	$ 5,700,000	$ 4,382,688
2.95%, 02/24/2028	2,310,000	2,032,686
2.96%, 01/25/2033	3,500,000	2,734,336
3.38%, 05/01/2023	1,510,000	1,498,961
3.88%, 09/10/2024	10,500,000	10,228,084
4.32%, 04/26/2028	6,500,000	6,046,251
4.57%, 06/14/2030	8,570,000	7,849,795
8.00%, 04/29/2027	460,000	503,348
Morgan Stanley
1.59%, 05/04/2027	4,115,000	3,521,432
1.93%, 04/28/2032	5,000,000	3,624,821
2.94%, 01/21/2033	4,985,000	3,882,785
3.77%, 01/24/2029	2,000,000	1,785,055
3.95%, 04/23/2027	8,250,000	7,612,317
4.10%, 05/22/2023	4,000,000	3,979,624
4.21%, 04/20/2028	6,500,000	6,018,323
4.46%, 04/22/2039	3,125,000	2,559,016
5.00%, 11/24/2025	2,000,000	1,995,351
PNC Bank NA
3.88%, 04/10/2025	3,110,000	2,984,169
PNC Financial Services Group, Inc.
4.63%, 06/06/2033	4,700,000	4,156,601
State Street Corp.
4.42%, 05/13/2033	3,150,000	2,861,526
Truist Bank
3.80%, 10/30/2026	3,000,000	2,789,827
Truist Financial Corp.
4.12%, 06/06/2028	3,850,000	3,561,155
Wells Fargo & Co.
3.35%, 03/02/2033	5,750,000	4,635,344
3.53%, 03/24/2028	5,600,000	5,042,543
3.91%, 04/25/2026	6,110,000	5,821,475
4.30%, 07/22/2027	4,800,000	4,489,683
4.90%, 11/17/2045	2,330,000	1,858,094
		233,005,826
Beverages — 3.6%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
3.65%, 02/01/2026	6,050,000	5,794,498
4.90%, 02/01/2046	3,270,000	2,804,589
Anheuser-Busch InBev Worldwide, Inc.
4.60%, 04/15/2048	2,920,000	2,407,188
Bacardi, Ltd.
2.75%, 07/15/2026*	1,340,000	1,188,136
Coca-Cola Co.
1.00%, 03/15/2028	10,700,000	8,804,159
Coca-Cola Europacific Partners PLC
1.50%, 01/15/2027*	2,250,000	1,914,274
Coca-Cola Femsa SAB de CV
2.75%, 01/22/2030	4,805,000	4,052,105
Constellation Brands, Inc.
3.75%, 05/01/2050	385,000	268,692
4.35%, 05/09/2027	3,150,000	3,007,220
4.65%, 11/15/2028	5,335,000	5,046,650
5.25%, 11/15/2048	2,250,000	1,933,326
Keurig Dr Pepper, Inc.
4.42%, 05/25/2025	2,000,000	1,970,167
4.99%, 05/25/2038	1,340,000	1,157,971
Security Description	Shares or Principal Amount	Value

Beverages (continued)
PepsiCo, Inc.
1.95%, 10/21/2031	$ 5,000,000	$ 3,961,180
		44,310,155
Biotechnology — 0.6%
Amgen, Inc.
2.20%, 02/21/2027	5,060,000	4,492,178
Grifols Escrow Issuer SA
4.75%, 10/15/2028*	200,000	156,250
Regeneron Pharmaceuticals, Inc.
1.75%, 09/15/2030	1,185,000	892,750
2.80%, 09/15/2050	3,920,000	2,296,658
		7,837,836
Building Materials — 0.9%
Camelot Return Merger Sub, Inc.
8.75%, 08/01/2028*	200,000	166,500
Carrier Global Corp.
2.70%, 02/15/2031	3,110,000	2,485,907
2.72%, 02/15/2030	1,265,000	1,040,125
CP Atlas Buyer, Inc.
7.00%, 12/01/2028*	600,000	432,000
Koppers, Inc.
6.00%, 02/15/2025*	650,000	581,750
Lennox International, Inc.
1.70%, 08/01/2027	3,370,000	2,811,205
3.00%, 11/15/2023	3,365,000	3,282,630
MIWD Holdco II LLC/MIWD Finance Corp.
5.50%, 02/01/2030*	175,000	134,983
Standard Industries, Inc.
5.00%, 02/15/2027*	800,000	724,000
		11,659,100
Chemicals — 0.5%
Axalta Coating Systems LLC
3.38%, 02/15/2029*	350,000	287,656
Diamond BC BV
4.63%, 10/01/2029*	600,000	440,766
Element Solutions, Inc.
3.88%, 09/01/2028*	400,000	340,000
Herens Holdco SARL
4.75%, 05/15/2028*	525,000	430,100
International Flavors & Fragrances, Inc.
1.23%, 10/01/2025*	4,050,000	3,507,380
1.83%, 10/15/2027*	635,000	517,781
Olympus Water US Holding Corp.
6.25%, 10/01/2029*	675,000	467,407
Polar US Borrower LLC/Schenectady International Group, Inc.
6.75%, 05/15/2026*	425,000	202,884
WR Grace Holdings LLC
5.63%, 08/15/2029*	475,000	367,165
		6,561,139
Commercial Services — 2.9%
Allied Universal Holdco LLC/Allied Universal Finance Corp.
6.00%, 06/01/2029*	700,000	486,008
9.75%, 07/15/2027*	500,000	434,705

SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Commercial Services (continued)
Ashtead Capital, Inc.
2.45%, 08/12/2031*	$ 3,750,000	$ 2,689,659
Cintas Corp. No 2
4.00%, 05/01/2032	3,375,000	3,054,704
Cintas Corp. No. 2
3.70%, 04/01/2027	3,140,000	2,960,293
Equifax, Inc.
2.60%, 12/01/2024	1,750,000	1,652,350
3.25%, 06/01/2026	3,425,000	3,115,910
3.95%, 06/15/2023	1,315,000	1,303,467
ERAC USA Finance LLC
4.50%, 02/15/2045*	750,000	561,384
5.63%, 03/15/2042*	4,090,000	3,568,337
Garda World Security Corp.
6.00%, 06/01/2029*	600,000	467,592
Global Payments, Inc.
4.45%, 06/01/2028	870,000	790,840
4.80%, 04/01/2026	695,000	667,382
GW B-CR Security Corp.
9.50%, 11/01/2027*	572,000	516,230
GXO Logistics, Inc.
1.65%, 07/15/2026	2,395,000	1,988,038
2.65%, 07/15/2031	2,825,000	2,014,377
HealthEquity, Inc.
4.50%, 10/01/2029*	475,000	415,031
MPH Acquisition Holdings LLC
5.50%, 09/01/2028*	300,000	258,975
5.75%, 11/01/2028*	225,000	173,813
S&P Global, Inc.
4.25%, 05/01/2029*	5,415,000	5,050,654
Team Health Holdings, Inc.
6.38%, 02/01/2025*	150,000	113,250
Verisk Analytics, Inc.
4.00%, 06/15/2025	250,000	240,877
4.13%, 03/15/2029	160,000	146,261
5.50%, 06/15/2045	3,560,000	3,134,408
		35,804,545
Computers — 2.2%
Apple, Inc.
1.65%, 05/11/2030 to 02/08/2031	14,320,000	11,337,481
2.80%, 02/08/2061	8,615,000	5,108,620
Condor Merger Sub, Inc.
7.38%, 02/15/2030*	850,000	703,012
Dell International LLC/EMC Corp.
8.35%, 07/15/2046	2,000,000	2,123,161
Fortinet, Inc.
1.00%, 03/15/2026	1,200,000	1,029,533
Leidos Holdings, Inc.
5.95%, 12/01/2040	850,000	745,618
Leidos, Inc.
2.30%, 02/15/2031	5,595,000	4,125,711
3.63%, 05/15/2025	1,475,000	1,404,754
NCR Corp.
5.00%, 10/01/2028*	25,000	21,008
5.75%, 09/01/2027*	150,000	144,750
6.13%, 09/01/2029*	425,000	405,062
Seagate HDD Cayman
3.13%, 07/15/2029	425,000	314,258
		27,462,968
Security Description	Shares or Principal Amount	Value

Distribution/Wholesale — 0.1%
American Builders & Contractors Supply Co., Inc.
3.88%, 11/15/2029*	$ 300,000	$ 246,420
BCPE Empire Holdings, Inc.
7.63%, 05/01/2027*	750,000	685,086
		931,506
Diversified Financial Services — 2.9%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
1.75%, 01/30/2026	1,830,000	1,558,312
3.40%, 10/29/2033	2,500,000	1,807,212
4.63%, 10/15/2027	3,150,000	2,832,271
4.88%, 01/16/2024	715,000	701,775
Air Lease Corp.
3.63%, 12/01/2027	2,650,000	2,274,509
American Express Co.
4.05%, 05/03/2029	4,725,000	4,291,962
Capital One Financial Corp.
4.20%, 10/29/2025	1,690,000	1,603,634
Cboe Holdings, Inc.
3.65%, 01/12/2027	3,000,000	2,808,279
Charles Schwab Corp.
3.63%, 04/01/2025	2,650,000	2,568,657
Discover Financial Services
3.85%, 11/21/2022	3,212,000	3,208,744
FMR LLC
7.57%, 06/15/2029*	2,200,000	2,372,081
Jefferies Group LLC
6.50%, 01/20/2043	1,170,000	1,072,839
Jefferies Group LLC/Jefferies Group Capital Finance, Inc.
2.63%, 10/15/2031	3,150,000	2,240,311
4.85%, 01/15/2027	3,475,000	3,261,586
Navient Corp.
5.50%, 03/15/2029	375,000	297,517
6.75%, 06/25/2025 to 06/15/2026	275,000	261,217
NFP Corp.
6.88%, 08/15/2028*	1,000,000	849,685
Nuveen Finance LLC
4.13%, 11/01/2024*	1,080,000	1,045,972
Quicken Loans LLC/Quicken Loans Co-Issuer, Inc.
3.88%, 03/01/2031*	550,000	408,925
Rocket Mtg. LLC/Rocket Mtg. Co-Issuer, Inc.
2.88%, 10/15/2026*	175,000	146,025
United Wholesale Mtg. LLC
5.50%, 11/15/2025*	300,000	270,889
5.75%, 06/15/2027*	425,000	348,287
		36,230,689
Electric — 6.2%
AEP Texas, Inc.
4.70%, 05/15/2032	3,275,000	2,981,140
Ameren Corp.
1.95%, 03/15/2027	1,090,000	935,479
3.65%, 02/15/2026	1,480,000	1,399,238
American Electric Power Co., Inc.
2.03%, 03/15/2024	1,400,000	1,336,507
3.20%, 11/13/2027	3,125,000	2,781,968

SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Electric (continued)
Black Hills Corp.
2.50%, 06/15/2030	$ 1,210,000	$ 939,685
Calpine Corp.
5.00%, 02/01/2031*	425,000	359,092
5.13%, 03/15/2028*	250,000	221,654
Cleveland Electric Illuminating Co.
5.95%, 12/15/2036	1,145,000	1,112,943
Consolidated Edison Co. of New York, Inc.
4.63%, 12/01/2054	1,367,000	1,078,427
Constellation Energy Generation LLC
5.75%, 10/01/2041	500,000	451,094
Dominion Energy, Inc.
3.38%, 04/01/2030	6,350,000	5,450,364
EDP Finance BV
3.63%, 07/15/2024*	2,550,000	2,449,821
Electricite de France SA
5.63%, 01/22/2024*(2)	5,000,000	4,396,850
Emera US Finance LP
3.55%, 06/15/2026	1,240,000	1,144,034
4.75%, 06/15/2046	1,880,000	1,393,901
Enel Finance International NV
2.25%, 07/12/2031*	5,000,000	3,392,134
4.88%, 06/14/2029*	980,000	848,792
Entergy Gulf States Louisiana LLC
5.59%, 10/01/2024	125,000	125,789
Eversource Energy
3.35%, 03/15/2026	3,300,000	3,059,702
Exelon Corp.
3.95%, 06/15/2025	1,500,000	1,444,407
4.10%, 03/15/2052*	7,980,000	5,870,458
Fortis, Inc.
3.06%, 10/04/2026	3,220,000	2,902,229
National Rural Utilities Cooperative Finance Corp.
3.40%, 02/07/2028	7,840,000	7,165,692
NextEra Energy Capital Holdings, Inc.
3.55%, 05/01/2027	7,575,000	6,973,581
4.63%, 07/15/2027	2,010,000	1,932,400
NRG Energy, Inc.
5.75%, 01/15/2028	350,000	333,813
6.63%, 01/15/2027	175,000	175,079
Puget Energy, Inc.
2.38%, 06/15/2028	925,000	764,144
Sempra Energy
3.70%, 04/01/2029	6,100,000	5,377,500
6.00%, 10/15/2039	1,170,000	1,114,149
Virginia Electric and Power Co.
3.75%, 05/15/2027	3,275,000	3,071,625
Vistra Operations Co. LLC
5.63%, 02/15/2027*	400,000	381,312
Xcel Energy, Inc.
4.60%, 06/01/2032	3,160,000	2,910,418
		76,275,421
Electrical Components & Equipment — 0.3%
Energizer Holdings, Inc.
4.38%, 03/31/2029*	600,000	480,354
6.50%, 12/31/2027*	75,000	68,621
Security Description	Shares or Principal Amount	Value

Electrical Components & Equipment (continued)
Molex Electronic Technologies LLC
3.90%, 04/15/2025*	$ 2,500,000	$ 2,368,638
WESCO Distribution, Inc.
7.25%, 06/15/2028*	300,000	304,338
		3,221,951
Electronics — 3.2%
Agilent Technologies, Inc.
3.05%, 09/22/2026	3,330,000	3,057,178
Allegion PLC
3.50%, 10/01/2029	3,900,000	3,264,368
Allegion US Holding Co., Inc.
3.55%, 10/01/2027	6,070,000	5,367,815
Flex, Ltd.
4.75%, 06/15/2025	1,935,000	1,877,275
Honeywell International, Inc.
1.10%, 03/01/2027	10,700,000	9,174,448
Hubbell, Inc.
2.30%, 03/15/2031	2,100,000	1,640,448
II-VI, Inc.
5.00%, 12/15/2029*	500,000	428,940
Keysight Technologies, Inc.
3.00%, 10/30/2029	1,425,000	1,189,934
4.55%, 10/30/2024	4,175,000	4,087,428
Sensata Technologies BV
5.88%, 09/01/2030*	200,000	190,000
TTM Technologies, Inc.
4.00%, 03/01/2029*	400,000	334,055
Tyco Electronics Group SA
3.70%, 02/15/2026	9,297,000	8,867,211
		39,479,100
Energy-Alternate Sources — 0.1%
Enviva Partners LP/Enviva Partners Finance Corp.
6.50%, 01/15/2026*	475,000	456,104
TerraForm Power Operating LLC
5.00%, 01/31/2028*	300,000	277,907
		734,011
Entertainment — 0.6%
Affinity Gaming
6.88%, 12/15/2027*	450,000	375,639
Caesars Entertainment, Inc.
4.63%, 10/15/2029*	475,000	380,000
Caesars Resort Collection LLC/CRC Finco, Inc.
5.75%, 07/01/2025*	300,000	293,034
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp.
4.88%, 05/01/2029*	275,000	232,550
Mohegan Gaming & Entertainment
8.00%, 02/01/2026*	625,000	527,206
Penn Entertainment, Inc.
4.13%, 07/01/2029*	425,000	335,255
Raptor Acquisition Corp./Raptor Co-Issuer LLC
4.88%, 11/01/2026*	250,000	220,625
Scientific Games Holdings LP/Scientific Games US FinCo, Inc.
6.63%, 03/01/2030*	450,000	386,721

SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Entertainment (continued)
Scientific Games International, Inc.
7.25%, 11/15/2029*	$ 200,000	$ 193,340
8.63%, 07/01/2025*	125,000	128,419
SeaWorld Parks & Entertainment, Inc.
5.25%, 08/15/2029*	450,000	387,065
Six Flags Entertainment Corp.
5.50%, 04/15/2027*	200,000	180,000
Warnermedia Holdings, Inc.
5.05%, 03/15/2042*	4,595,000	3,361,679
		7,001,533
Environmental Control — 0.1%
Madison IAQ LLC
5.88%, 06/30/2029*	1,050,000	719,250
Food — 2.0%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC
3.50%, 03/15/2029*	525,000	434,437
5.88%, 02/15/2028*	50,000	46,750
Grupo Bimbo SAB de CV
4.88%, 06/27/2044*	2,736,000	2,195,754
Kraft Heinz Foods Co.
4.38%, 06/01/2046	6,160,000	4,805,345
Kroger Co.
3.50%, 02/01/2026	3,150,000	2,950,118
4.45%, 02/01/2047	1,325,000	1,042,574
6.90%, 04/15/2038	940,000	973,945
Performance Food Group, Inc.
4.25%, 08/01/2029*	375,000	317,693
Post Holdings, Inc.
5.50%, 12/15/2029*	275,000	247,478
5.75%, 03/01/2027*	107,000	103,433
Smithfield Foods, Inc.
2.63%, 09/13/2031*	3,230,000	2,263,262
3.00%, 10/15/2030*	4,220,000	3,206,824
Sysco Corp.
4.45%, 03/15/2048	5,175,000	4,023,849
Tyson Foods, Inc.
3.95%, 08/15/2024	1,475,000	1,439,015
US Foods, Inc.
4.75%, 02/15/2029*	350,000	310,188
		24,360,665
Gas — 0.9%
AmeriGas Partners LP/AmeriGas Finance Corp.
5.50%, 05/20/2025	350,000	335,198
5.88%, 08/20/2026	100,000	93,550
National Fuel Gas Co.
2.95%, 03/01/2031	2,580,000	1,934,544
3.75%, 03/01/2023	3,800,000	3,772,043
5.50%, 01/15/2026	2,025,000	1,982,382
NiSource, Inc.
4.38%, 05/15/2047	935,000	716,830
Southern Co. Gas Capital Corp.
3.95%, 10/01/2046	2,370,000	1,674,524
		10,509,071
Security Description	Shares or Principal Amount	Value

Healthcare-Products — 2.6%
Abbott Laboratories
1.40%, 06/30/2030	$ 3,075,000	$ 2,374,306
3.75%, 11/30/2026	10,058,000	9,659,129
Alcon Finance Corp.
2.60%, 05/27/2030*	2,585,000	2,079,017
3.00%, 09/23/2029*	2,245,000	1,870,394
Avantor Funding, Inc.
4.63%, 07/15/2028*	300,000	271,113
Danaher Corp.
2.60%, 10/01/2050	6,855,000	4,113,879
2.80%, 12/10/2051	3,475,000	2,162,365
DH Europe Finance II SARL
2.60%, 11/15/2029	1,665,000	1,415,191
3.40%, 11/15/2049	4,180,000	2,932,877
Medline Borrower LP
5.25%, 10/01/2029*	1,100,000	856,625
PerkinElmer, Inc.
1.90%, 09/15/2028	2,675,000	2,137,671
3.30%, 09/15/2029	2,525,000	2,121,311
		31,993,878
Healthcare-Services — 1.9%
AHP Health Partners, Inc.
5.75%, 07/15/2029*	325,000	248,625
Catalent Pharma Solutions, Inc.
3.50%, 04/01/2030*	250,000	201,875
Centene Corp.
2.63%, 08/01/2031	175,000	133,915
3.38%, 02/15/2030	275,000	228,470
4.63%, 12/15/2029	200,000	181,000
CHS/Community Health Systems, Inc.
6.13%, 04/01/2030*	375,000	153,750
6.88%, 04/15/2029*	375,000	150,900
8.00%, 03/15/2026*	300,000	258,750
Elevance Health, Inc.
1.50%, 03/15/2026	5,250,000	4,636,388
4.55%, 05/15/2052	3,155,000	2,586,747
5.85%, 01/15/2036	760,000	738,581
Global Medical Response, Inc.
6.50%, 10/01/2025*	350,000	278,250
LifePoint Health, Inc.
5.38%, 01/15/2029*	750,000	479,145
Pediatrix Medical Group, Inc.
5.38%, 02/15/2030*	250,000	215,000
Tenet Healthcare Corp.
4.25%, 06/01/2029*	175,000	147,437
4.63%, 07/15/2024	50,000	48,750
5.13%, 11/01/2027*	325,000	299,406
6.13%, 10/01/2028*	450,000	389,475
UnitedHealth Group, Inc.
2.30%, 05/15/2031	5,000,000	4,007,196
3.75%, 07/15/2025	3,165,000	3,072,172
3.88%, 08/15/2059	3,000,000	2,195,451
4.75%, 05/15/2052	3,100,000	2,711,659
		23,362,942
Insurance — 1.8%
AmWINS Group, Inc.
4.88%, 06/30/2029*	400,000	341,936
Ardonagh Midco 2 PLC
12.75%, 01/15/2027*(3)	654,426	644,610

SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Insurance (continued)
AssuredPartners, Inc.
5.63%, 01/15/2029*	$ 675,000	$ 555,188
7.00%, 08/15/2025*	200,000	191,635
BroadStreet Partners, Inc.
5.88%, 04/15/2029*	850,000	682,187
Hartford Financial Services Group, Inc.
6.63%, 04/15/2042	2,255,000	2,218,508
HUB International, Ltd.
5.63%, 12/01/2029*	1,150,000	986,114
7.00%, 05/01/2026*	625,000	617,188
Lincoln National Corp.
7.00%, 06/15/2040	1,425,000	1,442,096
Massachusetts Mutual Life Insurance Co.
8.88%, 06/01/2039*	1,008,000	1,209,565
MBIA, Inc.
6.63%, 10/01/2028	250,000	222,500
MetLife, Inc.
10.75%, 08/01/2069	900,000	1,162,809
Nationwide Mutual Insurance Co.
9.38%, 08/15/2039*	2,870,000	3,535,465
New York Life Insurance Co.
6.75%, 11/15/2039*	420,000	454,555
Pacific LifeCorp
6.60%, 09/15/2033*	2,700,000	2,815,234
Penn Mutual Life Insurance Co.
7.63%, 06/15/2040*	875,000	920,855
Prudential Financial, Inc.
6.20%, 11/15/2040	850,000	827,485
6.63%, 12/01/2037	2,130,000	2,229,319
Ryan Specialty Group LLC
4.38%, 02/01/2030*	175,000	149,625
USF&G Capital III
8.31%, 07/01/2046*	250,000	279,988
USI, Inc.
6.88%, 05/01/2025*	725,000	703,239
		22,190,101
Internet — 2.1%
Alphabet, Inc.
2.25%, 08/15/2060	6,000,000	3,275,953
Amazon.com, Inc.
2.70%, 06/03/2060	8,580,000	4,867,008
3.30%, 04/13/2027	3,365,000	3,158,450
3.60%, 04/13/2032	6,450,000	5,774,987
Booking Holdings, Inc.
4.63%, 04/13/2030	4,895,000	4,606,029
Cars.com, Inc.
6.38%, 11/01/2028*	350,000	303,268
Match Group Holdings II LLC
4.63%, 06/01/2028*	550,000	488,747
Millennium Escrow Corp.
6.63%, 08/01/2026*	325,000	234,000
Netflix, Inc.
4.88%, 04/15/2028	3,050,000	2,894,480
VeriSign, Inc.
2.70%, 06/15/2031	1,220,000	946,200
		26,549,122
Security Description	Shares or Principal Amount	Value

Iron/Steel — 0.0%
Cleveland-Cliffs, Inc.
4.88%, 03/01/2031*	$ 200,000	$ 168,920
Lodging — 0.1%
Boyd Gaming Corp.
4.75%, 12/01/2027	250,000	230,330
Hilton Domestic Operating Co., Inc.
3.63%, 02/15/2032*	250,000	199,062
5.38%, 05/01/2025*	75,000	73,875
5.75%, 05/01/2028*	75,000	72,375
Station Casinos LLC
4.50%, 02/15/2028*	450,000	387,675
		963,317
Machinery-Construction & Mining — 0.3%
Weir Group PLC
2.20%, 05/13/2026*	3,865,000	3,306,968
Machinery-Diversified — 0.6%
CNH Industrial Capital LLC
1.95%, 07/02/2023	770,000	751,920
4.20%, 01/15/2024	2,155,000	2,118,101
John Deere Capital Corp.
3.90%, 06/07/2032	4,700,000	4,259,524
Redwood Star Merger Sub, Inc.
8.75%, 04/01/2030*	500,000	406,250
TK Elevator Holdco GmbH
7.63%, 07/15/2028*	474,000	391,773
		7,927,568
Media — 5.3%
Audacy Capital Corp.
6.50%, 05/01/2027*	625,000	184,375
CCO Holdings LLC/CCO Holdings Capital Corp.
4.25%, 01/15/2034*	350,000	257,250
4.75%, 03/01/2030*	475,000	399,190
5.00%, 02/01/2028*	400,000	362,000
5.38%, 06/01/2029*	450,000	402,021
5.50%, 05/01/2026*	350,000	336,875
Charter Communications Operating LLC/Charter Communications Operating Capital
2.80%, 04/01/2031	3,000,000	2,274,392
3.90%, 06/01/2052	3,400,000	2,105,423
4.91%, 07/23/2025	2,750,000	2,669,763
6.48%, 10/23/2045	2,365,000	2,094,042
Comcast Corp.
2.65%, 02/01/2030	8,020,000	6,705,794
3.30%, 02/01/2027	4,690,000	4,338,589
4.00%, 11/01/2049	3,554,000	2,626,753
Cox Communications, Inc.
3.35%, 09/15/2026*	3,125,000	2,867,266
CSC Holdings LLC
4.13%, 12/01/2030*	250,000	196,693
5.00%, 11/15/2031*	775,000	552,387
5.50%, 04/15/2027*	250,000	234,375
5.75%, 01/15/2030*	250,000	191,250
6.50%, 02/01/2029*	350,000	329,875
7.50%, 04/01/2028*	200,000	173,274
Cumulus Media New Holdings, Inc.
6.75%, 07/01/2026*	250,000	211,494

SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Media (continued)
Diamond Sports Group LLC/Diamond Sports Finance Co.
5.38%, 08/15/2026*	$ 325,000	$ 65,000
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.
5.88%, 08/15/2027*	200,000	180,120
Discovery Communications LLC
4.65%, 05/15/2050	1,110,000	727,977
DISH DBS Corp.
5.13%, 06/01/2029	1,025,000	688,439
Gray Escrow II, Inc.
5.38%, 11/15/2031*	175,000	140,438
Gray Television, Inc.
5.88%, 07/15/2026*	200,000	188,500
7.00%, 05/15/2027*	325,000	309,562
Grupo Televisa SAB
5.00%, 05/13/2045	835,000	663,477
6.63%, 03/18/2025	4,673,000	4,724,156
iHeartCommunications, Inc.
6.38%, 05/01/2026	100,000	95,268
8.38%, 05/01/2027	923,710	829,762
NBCUniversal Media LLC
5.95%, 04/01/2041	2,000,000	1,954,860
Nexstar Media, Inc.
5.63%, 07/15/2027*	700,000	661,150
Paramount Global
4.90%, 08/15/2044	2,550,000	1,786,365
4.95%, 05/19/2050	940,000	657,319
Scripps Escrow II, Inc.
5.38%, 01/15/2031*	125,000	101,563
Scripps Escrow, Inc.
5.88%, 07/15/2027*	225,000	203,839
Sinclair Television Group, Inc.
5.13%, 02/15/2027*	275,000	231,083
5.50%, 03/01/2030*	525,000	392,579
Sirius XM Radio, Inc.
3.88%, 09/01/2031*	475,000	380,000
4.13%, 07/01/2030*	250,000	204,572
5.50%, 07/01/2029*	200,000	184,460
TEGNA, Inc.
4.63%, 03/15/2028	400,000	380,748
5.00%, 09/15/2029	275,000	260,727
Telenet Finance Luxembourg Notes SARL
5.50%, 03/01/2028*	550,000	478,280
Time Warner Cable LLC
4.50%, 09/15/2042	1,000,000	682,826
5.50%, 09/01/2041	3,910,000	3,068,645
6.75%, 06/15/2039	690,000	610,590
Univision Communications, Inc.
7.38%, 06/30/2030*	150,000	145,125
UPC Broadband Finco BV
4.88%, 07/15/2031*	625,000	524,831
Urban One, Inc.
7.38%, 02/01/2028*	400,000	349,520
Virgin Media Finance PLC
5.00%, 07/15/2030*	375,000	300,520
Virgin Media Secured Finance PLC
4.50%, 08/15/2030*	200,000	165,268
Walt Disney Co.
2.20%, 01/13/2028	13,900,000	12,065,322
Security Description	Shares or Principal Amount	Value

Media (continued)
3.00%, 02/13/2026	$ 1,059,000	$ 989,560
Ziggo Bond Co. BV
5.13%, 02/28/2030*	225,000	178,295
6.00%, 01/15/2027*	525,000	472,342
		65,556,169
Metal Fabricate/Hardware — 0.8%
Valmont Industries, Inc.
5.00%, 10/01/2044	500,000	401,672
5.25%, 10/01/2054	3,815,000	3,092,632
Worthington Industries, Inc.
4.30%, 08/01/2032	3,805,000	3,101,155
4.55%, 04/15/2026	3,083,000	2,955,205
		9,550,664
Mining — 0.4%
Coeur Mining, Inc.
5.13%, 02/15/2029*	475,000	365,780
Glencore Funding LLC
2.63%, 09/23/2031*	4,000,000	2,999,110
2.85%, 04/27/2031*	2,790,000	2,159,756
		5,524,646
Miscellaneous Manufacturing — 0.5%
Gates Global LLC/Gates Global Co.
6.25%, 01/15/2026*	675,000	648,000
Textron Financial Corp.
4.64%, 02/15/2067*	2,400,000	1,648,708
Textron, Inc.
3.88%, 03/01/2025	905,000	873,417
3.90%, 09/17/2029	1,215,000	1,071,325
4.30%, 03/01/2024	1,945,000	1,921,395
		6,162,845
Office Furnishings — 0.0%
Interface, Inc.
5.50%, 12/01/2028*	550,000	433,984
Office/Business Equipment — 0.1%
CDW LLC/CDW Finance Corp.
2.67%, 12/01/2026	1,510,000	1,298,642
Oil & Gas — 3.6%
Antero Resources Corp.
5.38%, 03/01/2030*	250,000	231,082
Ascent Resources Utica Holdings LLC/ARU Finance Corp.
7.00%, 11/01/2026*	150,000	147,750
8.25%, 12/31/2028*	275,000	265,375
BP Capital Markets America, Inc.
1.75%, 08/10/2030	1,485,000	1,150,007
2.94%, 06/04/2051	5,325,000	3,311,974
3.12%, 05/04/2026	2,810,000	2,619,989
Callon Petroleum Co.
6.38%, 07/01/2026	125,000	119,866
8.25%, 07/15/2025	225,000	224,414
Cenovus Energy, Inc.
3.75%, 02/15/2052	3,780,000	2,518,480
4.40%, 04/15/2029	2,460,000	2,242,520
Centennial Resource Production LLC
6.88%, 04/01/2027*	500,000	485,000
Chevron USA, Inc.
1.02%, 08/12/2027	7,370,000	6,193,354

SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Oil & Gas (continued)
CNPC HK Overseas Capital, Ltd.
5.95%, 04/28/2041*	$ 1,550,000	$ 1,508,538
Comstock Resources, Inc.
6.75%, 03/01/2029*	500,000	478,750
ConocoPhillips Co.
2.40%, 03/07/2025	6,525,000	6,166,781
CrownRock LP/CrownRock Finance, Inc.
5.63%, 10/15/2025*	300,000	290,160
Hess Corp.
5.60%, 02/15/2041	4,221,000	3,803,861
Marathon Petroleum Corp.
3.63%, 09/15/2024	1,850,000	1,787,170
4.50%, 04/01/2048	1,725,000	1,295,675
6.50%, 03/01/2041	730,000	710,926
Nabors Industries, Ltd.
7.25%, 01/15/2026*	375,000	361,875
7.50%, 01/15/2028*	100,000	92,750
Occidental Petroleum Corp.
5.88%, 09/01/2025	425,000	428,188
6.63%, 09/01/2030	325,000	338,018
8.00%, 07/15/2025	250,000	263,903
Precision Drilling Corp.
6.88%, 01/15/2029*	150,000	137,945
7.13%, 01/15/2026*	200,000	196,482
Range Resources Corp.
4.88%, 05/15/2025	200,000	192,919
5.00%, 03/15/2023	149,000	148,423
Rockcliff Energy II LLC
5.50%, 10/15/2029*	175,000	155,860
SM Energy Co.
6.75%, 09/15/2026	325,000	320,125
Southwestern Energy Co.
5.38%, 03/15/2030	200,000	185,000
8.38%, 09/15/2028	150,000	155,158
Tap Rock Resources LLC
7.00%, 10/01/2026*	225,000	210,074
Valero Energy Corp.
3.65%, 12/01/2051	2,925,000	1,940,428
4.00%, 04/01/2029	1,535,000	1,397,997
4.90%, 03/15/2045	1,000,000	820,609
7.50%, 04/15/2032	1,540,000	1,668,142
		44,565,568
Oil & Gas Services — 0.1%
Archrock Partners LP/Archrock Partners Finance Corp.
6.88%, 04/01/2027*	650,000	619,125
USA Compression Partners LP/USA Compression Finance Corp.
6.88%, 09/01/2027	725,000	692,375
		1,311,500
Packaging & Containers — 0.4%
ARD Finance SA
6.50%, 06/30/2027*(1)	618,637	443,872
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC
4.00%, 09/01/2029*	200,000	151,718
Security Description	Shares or Principal Amount	Value

Packaging & Containers (continued)
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
5.25%, 08/15/2027*	$ 1,125,000	$ 790,313
Clydesdale Acquisition Holdings, Inc.
8.75%, 04/15/2030*	1,025,000	900,719
Graphic Packaging International LLC
4.75%, 07/15/2027*	300,000	276,139
Mauser Packaging Solutions Holding Co.
7.25%, 04/15/2025*	400,000	360,039
OI European Group BV
4.75%, 02/15/2030*	250,000	210,000
Owens-Brockway Glass Container, Inc.
6.63%, 05/13/2027*	443,000	423,058
Trident TPI Holdings, Inc.
6.63%, 11/01/2025*	550,000	473,604
Trivium Packaging Finance BV
8.50%, 08/15/2027*	625,000	587,632
		4,617,094
Pharmaceuticals — 5.3%
AbbVie, Inc.
2.95%, 11/21/2026	5,950,000	5,433,717
3.20%, 11/21/2029	6,575,000	5,746,946
3.80%, 03/15/2025	890,000	858,520
AdaptHealth LLC
5.13%, 03/01/2030*	400,000	347,000
AstraZeneca PLC
2.13%, 08/06/2050	4,970,000	2,745,230
3.13%, 06/12/2027	3,085,000	2,832,547
3.38%, 11/16/2025	6,065,000	5,772,612
Bausch Health Cos., Inc.
5.25%, 01/30/2030*	475,000	184,062
5.50%, 11/01/2025*	125,000	99,873
6.25%, 02/15/2029*	925,000	360,750
Bayer US Finance II LLC
4.25%, 12/15/2025*	910,000	870,064
4.88%, 06/25/2048*	1,000,000	805,483
Bayer US Finance LLC
3.38%, 10/08/2024*	720,000	692,196
Becton Dickinson and Co.
3.70%, 06/06/2027	3,025,000	2,804,091
3.73%, 12/15/2024	1,625,000	1,575,606
4.69%, 12/15/2044	3,088,000	2,595,595
BellRing Brands, Inc.
7.00%, 03/15/2030*	300,000	283,290
Bristol-Myers Squibb Co.
3.40%, 07/26/2029	6,250,000	5,677,588
CVS Health Corp.
3.88%, 07/20/2025	2,025,000	1,953,808
4.78%, 03/25/2038	3,130,000	2,716,709
5.05%, 03/25/2048	2,740,000	2,327,475
5.13%, 07/20/2045	1,265,000	1,087,886
CVS Pass-Through Trust
5.30%, 01/11/2027*	204,786	201,658
Embecta Corp.
5.00%, 02/15/2030*	150,000	128,589
6.75%, 02/15/2030*	300,000	274,500
Johnson & Johnson
1.30%, 09/01/2030	11,565,000	9,146,722

SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Pharmaceuticals (continued)
Mallinckrodt International Finance SA/Mallinckrodt CB LLC
10.00%, 06/15/2029*	$ 325,000	$ 180,375
Merck & Co., Inc.
1.70%, 06/10/2027	7,325,000	6,381,884
Organon & Co./Organon Foreign Debt Co-Issuer BV
5.13%, 04/30/2031*	275,000	233,549
Takeda Pharmaceutical Co., Ltd.
2.05%, 03/31/2030	1,660,000	1,310,644
		65,628,969
Pipelines — 3.5%
Antero Midstream Partners LP/Antero Midstream Finance Corp.
5.38%, 06/15/2029*	350,000	319,305
5.75%, 03/01/2027*	300,000	285,690
7.88%, 05/15/2026*	325,000	331,500
Boardwalk Pipelines LP
3.40%, 02/15/2031	1,915,000	1,544,211
3.60%, 09/01/2032	2,970,000	2,354,126
4.80%, 05/03/2029	980,000	891,877
Cheniere Energy Partners LP
4.00%, 03/01/2031	125,000	105,386
4.50%, 10/01/2029	400,000	353,180
CNX Midstream Partners LP
4.75%, 04/15/2030*	475,000	390,688
Columbia Pipeline Group, Inc.
4.50%, 06/01/2025	2,065,000	2,015,705
5.80%, 06/01/2045	1,260,000	1,132,483
DT Midstream, Inc.
4.38%, 06/15/2031*	450,000	379,125
Eastern Gas Transmission & Storage, Inc.
3.00%, 11/15/2029	1,200,000	1,009,428
Energy Transfer LP
4.90%, 02/01/2024	4,250,000	4,208,748
5.15%, 03/15/2045	3,513,000	2,739,262
Enterprise Products Operating LLC
3.75%, 02/15/2025	3,300,000	3,174,193
EQM Midstream Partners LP
6.50%, 07/01/2027*	725,000	706,875
6.50%, 07/15/2048	400,000	308,000
Hess Midstream Partners LP
5.13%, 06/15/2028*	250,000	230,000
Holly Energy Partners LP/Holly Energy Finance Corp.
5.00%, 02/01/2028*	350,000	316,328
MPLX LP
4.00%, 03/15/2028	850,000	768,952
4.50%, 04/15/2038	3,150,000	2,511,198
5.20%, 03/01/2047 to 12/01/2047	5,490,000	4,384,847
Oasis Midstream Partners LP/OMP Finance Corp.
8.00%, 04/01/2029*	475,000	475,000
ONEOK, Inc.
4.95%, 07/13/2047	3,000,000	2,274,266
5.20%, 07/15/2048	2,825,000	2,195,637
Targa Resources Corp.
4.20%, 02/01/2033	2,825,000	2,358,338
Security Description	Shares or Principal Amount	Value

Pipelines (continued)
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
5.00%, 01/15/2028	$ 500,000	$ 461,052
TC PipeLines LP
3.90%, 05/25/2027	1,270,000	1,182,258
TransMontaigne Partners LP/TLP Finance Corp.
6.13%, 02/15/2026	400,000	342,000
Western Midstream Operating LP
4.30%, 02/01/2030	100,000	87,980
4.65%, 07/01/2026	325,000	307,938
5.30%, 03/01/2048	500,000	403,750
5.50%, 08/15/2048	75,000	60,491
Williams Cos., Inc.
4.90%, 01/15/2045	3,460,000	2,754,484
		43,364,301
REITS — 3.1%
Alexandria Real Estate Equities, Inc.
1.88%, 02/01/2033	1,745,000	1,207,693
3.95%, 01/15/2028	2,110,000	1,927,850
American Tower Corp.
5.00%, 02/15/2024	2,400,000	2,385,755
AvalonBay Communities, Inc.
3.35%, 05/15/2027	2,745,000	2,496,512
Boston Properties LP
3.80%, 02/01/2024	1,400,000	1,364,375
Crown Castle, Inc.
2.50%, 07/15/2031	1,775,000	1,365,734
3.25%, 01/15/2051	3,185,000	1,947,576
3.80%, 02/15/2028	3,560,000	3,209,129
Healthcare Realty Holdings LP
2.00%, 03/15/2031	1,905,000	1,372,030
Host Hotels & Resorts LP
4.00%, 06/15/2025	2,815,000	2,651,391
Mid-America Apartments LP
3.75%, 06/15/2024	3,200,000	3,113,706
Physicians Realty LP
4.30%, 03/15/2027	1,590,000	1,476,832
Tanger Properties LP
3.13%, 09/01/2026	2,600,000	2,305,156
UDR, Inc.
2.95%, 09/01/2026	2,180,000	1,964,565
Welltower, Inc.
2.80%, 06/01/2031	5,300,000	4,083,361
4.00%, 06/01/2025	2,600,000	2,484,804
WP Carey, Inc.
2.40%, 02/01/2031	1,975,000	1,483,079
4.60%, 04/01/2024	1,890,000	1,860,851
		38,700,399
Retail — 1.9%
1011778 BC ULC/New Red Finance, Inc.
4.00%, 10/15/2030*	1,025,000	836,656
Academy, Ltd.
6.00%, 11/15/2027*	150,000	140,813
Advance Auto Parts, Inc.
1.75%, 10/01/2027	1,845,000	1,506,606
3.90%, 04/15/2030	2,450,000	2,071,797
Asbury Automotive Group, Inc.
4.63%, 11/15/2029*	125,000	102,813
5.00%, 02/15/2032*	275,000	221,719

SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Retail (continued)
Costco Wholesale Corp.
1.60%, 04/20/2030	$ 9,600,000	$ 7,662,359
Foundation Building Materials, Inc.
6.00%, 03/01/2029*	675,000	466,326
Gap, Inc.
3.63%, 10/01/2029*	300,000	210,220
3.88%, 10/01/2031*	250,000	172,500
GYP Holdings III Corp.
4.63%, 05/01/2029*	575,000	454,093
Home Depot, Inc.
3.00%, 04/01/2026	3,075,000	2,890,307
3.25%, 04/15/2032	3,075,000	2,653,540
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC
4.75%, 06/01/2027*	200,000	190,918
SRS Distribution, Inc.
6.00%, 12/01/2029*	250,000	203,838
6.13%, 07/01/2029*	550,000	447,239
Suburban Propane Partners LP/Suburban Energy Finance Corp.
5.00%, 06/01/2031*	175,000	147,110
5.88%, 03/01/2027	350,000	330,749
Tractor Supply Co.
1.75%, 11/01/2030	3,300,000	2,449,784
White Cap Buyer LLC
6.88%, 10/15/2028*	375,000	317,812
White Cap Parent LLC
8.25%, 03/15/2026*(1)	275,000	232,375
		23,709,574
Semiconductors — 2.3%
Broadcom, Inc.
3.14%, 11/15/2035*	3,440,000	2,386,239
3.42%, 04/15/2033*	3,000,000	2,279,564
3.75%, 02/15/2051*	960,000	615,289
Entegris Escrow Corp.
5.95%, 06/15/2030*	100,000	91,250
KLA Corp.
4.65%, 07/15/2032	4,190,000	3,979,855
Lam Research Corp.
3.75%, 03/15/2026	2,235,000	2,142,839
4.00%, 03/15/2029	3,790,000	3,513,313
Micron Technology, Inc.
2.70%, 04/15/2032	3,175,000	2,326,081
QUALCOMM, Inc.
1.65%, 05/20/2032	3,940,000	2,958,862
2.60%, 01/30/2023	1,940,000	1,929,726
3.25%, 05/20/2027	6,589,000	6,121,600
		28,344,618
Shipbuilding — 0.2%
Huntington Ingalls Industries, Inc.
3.48%, 12/01/2027	2,470,000	2,204,895
Software — 2.7%
Adobe, Inc.
2.15%, 02/01/2027	1,275,000	1,144,161
Boxer Parent Co., Inc.
9.13%, 03/01/2026*	200,000	191,014
Security Description	Shares or Principal Amount	Value

Software (continued)
Central Parent, Inc./Central Merger Sub, Inc.
7.25%, 06/15/2029*	$ 150,000	$ 143,371
Clarivate Science Holdings Corp.
4.88%, 07/01/2029*	425,000	354,344
Consensus Cloud Solutions, Inc.
6.50%, 10/15/2028*	550,000	485,475
Elastic NV
4.13%, 07/15/2029*	500,000	417,462
Helios Software Holdings, Inc./ION Corporate Solutions Finance SARL
4.63%, 05/01/2028*	225,000	173,691
Microsoft Corp.
2.68%, 06/01/2060	8,870,000	5,373,153
Minerva Merger Sub, Inc.
6.50%, 02/15/2030*	875,000	682,500
Open Text Corp.
3.88%, 02/15/2028*	150,000	128,391
Oracle Corp.
3.60%, 04/01/2050	4,300,000	2,646,753
3.95%, 03/25/2051	3,000,000	1,962,633
Picard Midco, Inc.
6.50%, 03/31/2029*	125,000	108,398
Rackspace Technology Global, Inc.
5.38%, 12/01/2028*	750,000	315,705
ROBLOX Corp.
3.88%, 05/01/2030*	300,000	247,500
Rocket Software, Inc.
6.50%, 02/15/2029*	800,000	638,624
Roper Technologies, Inc.
2.95%, 09/15/2029	1,230,000	1,028,370
3.80%, 12/15/2026	1,225,000	1,146,169
3.85%, 12/15/2025	3,510,000	3,345,316
4.20%, 09/15/2028	955,000	885,576
Salesforce, Inc.
1.50%, 07/15/2028	172,000	143,665
1.95%, 07/15/2031	9,500,000	7,415,814
VMware, Inc.
2.20%, 08/15/2031	5,885,000	4,283,480
		33,261,565
Telecommunications — 4.5%
AT&T, Inc.
1.70%, 03/25/2026	4,500,000	3,968,561
2.25%, 02/01/2032	2,300,000	1,728,079
2.55%, 12/01/2033	6,999,000	5,157,879
3.30%, 02/01/2052	6,265,000	3,931,124
3.50%, 06/01/2041 to 02/01/2061	4,873,000	3,280,788
3.80%, 12/01/2057	4,261,000	2,807,890
3.85%, 06/01/2060	2,125,000	1,401,816
5.15%, 03/15/2042	1,500,000	1,292,410
5.30%, 08/15/2058	1,875,000	1,575,193
6.38%, 03/01/2041	3,500,000	3,484,504
Corning, Inc.
4.75%, 03/15/2042	1,100,000	925,373
GoTo Group, Inc.
5.50%, 09/01/2027*	650,000	376,831
Rogers Communications, Inc.
4.55%, 03/15/2052*	2,500,000	1,931,390
T-Mobile USA, Inc.
2.25%, 02/15/2026 to 11/15/2031	3,385,000	2,615,656
3.40%, 10/15/2052	8,000,000	5,173,704

SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Telecommunications (continued)
Verizon Communications, Inc.
2.55%, 03/21/2031	$ 3,570,000	$ 2,821,097
3.40%, 03/22/2041	6,165,000	4,383,218
4.13%, 08/15/2046	5,545,000	4,172,359
4.50%, 08/10/2033	3,000,000	2,672,789
Vmed O2 UK Financing I PLC
4.25%, 01/31/2031*	225,000	178,895
Vodafone Group PLC
4.13%, 05/30/2025	1,475,000	1,435,620
		55,315,176
Transportation — 2.5%
Burlington Northern Santa Fe LLC
5.75%, 05/01/2040	2,200,000	2,179,497
Canadian Pacific Railway Co.
3.00%, 12/02/2041	1,410,000	977,163
7.13%, 10/15/2031	2,950,000	3,182,941
FedEx Corp.
3.10%, 08/05/2029	1,220,000	1,039,670
4.05%, 02/15/2048	1,320,000	930,303
Kansas City Southern
3.00%, 05/15/2023	1,935,000	1,910,399
4.70%, 05/01/2048	2,710,000	2,214,609
Ryder System, Inc.
2.90%, 12/01/2026	3,000,000	2,672,207
3.88%, 12/01/2023	3,300,000	3,253,426
Union Pacific Corp.
2.80%, 02/14/2032	7,275,000	6,028,075
2.97%, 09/16/2062	3,025,000	1,765,947
United Parcel Service, Inc.
3.05%, 11/15/2027	4,700,000	4,310,431
Watco Cos. LLC/Watco Finance Co.
6.50%, 06/15/2027*	400,000	376,459
		30,841,127
Water — 0.0%
Solaris Midstream Holdings LLC
7.63%, 04/01/2026*	375,000	357,188
Total Corporate Bonds & Notes (cost $1,387,090,802)		1,195,209,545
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 0.8%
U.S. Government — 0.8%
United States Treasury Notes
United States Treasury Notes 3.25%, 08/31/2024 (cost $9,872,502)	10,000,000	9,771,875
COMMON STOCKS — 0.1%
Oil & Gas — 0.0%
Ultra Resources, Inc. CVR†(4)	364	0
Oil & Gas Services — 0.1%
SESI LLC(5)	10,618	674,243
Pharmaceuticals — 0.0%
Mallinckrodt PLC†	26,468	401,255
Telecommunications — 0.0%
Intelsat Jackson Holdings SA CVR†(4)	1,293	6,465
Total Common Stocks (cost $797,598)		1,081,963
Security Description	Shares or Principal Amount	Value
ESCROWS AND LITIGATION TRUSTS — 0.0%
Lehman Brothers Holdings, Inc. Class D 5.67%†(2)(4)	30,000	$ 300
Intelsat Jackson Holdings SA 5.50%, 08/01/2023(4)	550,000	0
Intelsat Jackson Holdings SA 8.50%, 10/15/2024(4)	550,000	0
Intelsat Jackson Holdings SA 9.75%, 07/15/2025(4)	200,000	0
Total Escrows and Litigation Trusts (cost $1,211,640)		300
TOTAL INVESTMENTS (cost $1,398,972,542)	97.6%	1,206,063,683
Other assets less liabilities	2.4	30,085,837
NET ASSETS	100.0%	$1,236,149,520
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA Federated Hermes Corporate Bond Portfolio has no right to demand registration of these securities. At October 31, 2022, the aggregate value of these securities was $175,666,781 representing 14.2% of net assets.
†	Non-income producing security
(1)	PIK ("Payment-in-Kind") security -- Income may be paid in additional securities or cash at the discretion of the issuer. The security is currently paying interest in cash at the coupon rate listed.
(2)	Perpetual maturity - maturity date reflects the next call date.
(3)	PIK ("Payment-in-Kind") security -- Income may be paid in additional securities or cash at the discretion of the issuer. The security is currently paying interest in the form of additional securities at the coupon rate listed.

SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2022— (unaudited) — (continued)

(4)	Securities classified as Level 3 (see Note 1).
(5)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of October 31, 2022, the Portfolio held the following restricted securities:
Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
SESI LLC
	02/10/2021	5,030	$145,870
	02/16/2021	5,588	162,052
		10,618	307,922	$674,243	$63.50	0.05%
CVR—Contingent Value Rights
Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
175	Short	U.S. Treasury Long Bonds	December 2022	$23,776,660	$21,087,500	$2,689,160
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2022— (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2022 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Corporate Bonds & Notes	$—	$1,195,209,545	$—	$1,195,209,545
U.S. Government & Agency Obligations	—	9,771,875	—	9,771,875
Common Stocks:
Oil & Gas	—	—	0	0
Pharmaceuticals	401,255	—	—	401,255
Other Industries	—	—	680,708	680,708
Escrows and Litigation Trusts	—	—	300	300
Total Investments at Value	$401,255	$1,204,981,420	$681,008	$1,206,063,683
Other Financial Instruments:†
Futures Contracts	$2,689,160	$—	$—	$2,689,160
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
Level 3 investments in securities were not considered a significant portion of the Portfolio's net assets.
See Notes to Portfolio of Investments

SunAmerica Series Trust Fidelity Institutional AM® International Growth
PORTFOLIO OF INVESTMENTS — October 31, 2022— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 98.9%
Canada — 9.1%
Canadian National Railway Co.	36,703	$ 4,348,269
Canadian Pacific Railway, Ltd.	65,147	4,856,556
Constellation Software, Inc.	2,856	4,129,633
Thomson Reuters Corp.	38,586	4,103,737
Waste Connections, Inc.	26,171	3,454,184
		20,892,379
Denmark — 4.3%
DSV A/S	30,556	4,130,253
Novo Nordisk A/S, Class B	52,066	5,658,286
		9,788,539
France — 15.0%
Capgemini SE	23,411	3,841,092
Dassault Systemes SE	114,848	3,845,151
Hermes International	3,631	4,702,513
Kering SA	8,056	3,687,520
L'Oreal SA	15,845	4,974,758
LVMH Moet Hennessy Louis Vuitton SE	9,839	6,207,188
Sartorius Stedim Biotech	11,220	3,559,933
Teleperformance	13,277	3,556,546
		34,374,701
Germany — 1.5%
Nemetschek SE	72,426	3,460,902
India — 3.7%
HDFC Bank, Ltd.	241,455	4,360,024
Infosys, Ltd. ADR	214,984	4,026,650
		8,386,674
Ireland — 4.9%
Accenture PLC, Class A	13,300	3,775,870
Kingspan Group PLC	69,424	3,501,033
Linde PLC	13,366	3,974,380
		11,251,283
Israel — 1.7%
NICE, Ltd. ADR†	20,033	3,804,066
Japan — 6.9%
Hoya Corp.	42,159	3,930,782
Keyence Corp.	13,043	4,915,609
Recruit Holdings Co., Ltd.	111,300	3,416,049
Tokyo Electron, Ltd.	13,104	3,465,524
		15,727,964
Luxembourg — 1.5%
Eurofins Scientific SE	54,467	3,483,049
Netherlands — 7.8%
ASM International NV	14,841	3,286,982
Security Description	Shares or Principal Amount	Value

Netherlands (continued)
ASML Holding NV	12,572	$ 5,926,665
Ferrari NV	21,731	4,288,356
Wolters Kluwer NV	39,803	4,230,512
		17,732,515
Sweden — 3.6%
Atlas Copco AB, Class A	416,581	4,447,568
Hexagon AB, Class B	383,229	3,785,102
		8,232,670
Switzerland — 10.2%
Cie Financiere Richemont SA	41,868	4,095,023
Givaudan SA	1,246	3,716,518
Nestle SA	63,723	6,935,699
Partners Group Holding AG	4,645	4,163,570
Sika AG	19,999	4,502,304
		23,413,114
Taiwan — 2.7%
Taiwan Semiconductor Manufacturing Co., Ltd.	512,271	6,164,721
United Kingdom — 13.0%
AstraZeneca PLC	48,081	5,640,886
Compass Group PLC	187,761	3,954,429
Diageo PLC	109,322	4,506,917
Halma PLC	150,860	3,654,843
London Stock Exchange Group PLC	45,475	3,943,047
RELX PLC	150,358	4,041,660
Rentokil Initial PLC	656,856	4,097,571
		29,839,353
United States — 13.0%
Danaher Corp.	14,650	3,686,966
Marsh & McLennan Cos., Inc.	25,185	4,067,126
Moody's Corp.	14,421	3,819,690
NVIDIA Corp.	26,725	3,607,073
S&P Global, Inc.	11,536	3,705,940
Thermo Fisher Scientific, Inc.	7,253	3,727,824
Visa, Inc., Class A	17,424	3,609,556
Zoetis, Inc.	23,533	3,548,306
		29,772,481
TOTAL INVESTMENTS (cost $243,598,604)	98.9%	226,324,411
Other assets less liabilities	1.1	2,459,417
NET ASSETS	100.0%	$228,783,828
†	Non-income producing security
ADR—American Depositary Receipt

Industry Allocation*
Semiconductors	9.8%
Commercial Services	8.4
Computers	6.7
Pharmaceuticals	6.4
Apparel	6.3
Transportation	5.8
Machinery-Diversified	5.8
Software	5.0

SunAmerica Series Trust Fidelity Institutional AM® International Growth
PORTFOLIO OF INVESTMENTS — October 31, 2022— (unaudited) — (continued)

Industry Allocation* (continued)
Healthcare-Products	4.8%
Media	3.7
Building Materials	3.5
Chemicals	3.3
Electronics	3.3
Diversified Financial Services	3.3
Food	3.0
Cosmetics/Personal Care	2.2
Beverages	2.0
Banks	1.9
Auto Manufacturers	1.9
Private Equity	1.8
Retail	1.8
Insurance	1.8
Food Service	1.7
Telecommunications	1.7
Healthcare-Services	1.5
Environmental Control	1.5
98.9%
*	Calculated as a percentage of net assets
The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2022 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Canada	$20,892,379	$—	$—	$20,892,379
India	4,026,650	4,360,024	—	8,386,674
Ireland	7,750,250	3,501,033	—	11,251,283
Israel	3,804,066	—	—	3,804,066
United States	29,772,481	—	—	29,772,481
Other Countries	—	152,217,528	—	152,217,528
Total Investments at Value	$66,245,826	$160,078,585	$—	$226,324,411
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Portfolio of Investments

SunAmerica Series Trust SA Fidelity Institutional AM® Real Estate Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2022— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 98.9%
Commercial Services — 0.9%
CoreCivic, Inc.†	228,700	$ 2,394,489
Entertainment — 0.6%
Caesars Entertainment, Inc.†	35,900	1,569,907
Real Estate — 2.1%
CBRE Group, Inc., Class A†	52,200	3,703,068
WeWork, Inc., Class A†	631,300	1,622,441
		5,325,509
REITS — 94.8%
Alexandria Real Estate Equities, Inc.	61,800	8,979,540
CareTrust REIT, Inc.	204,100	3,812,588
Crown Castle, Inc.	26,700	3,558,042
CubeSmart	454,800	19,042,476
Douglas Emmett, Inc.	162,700	2,861,893
EastGroup Properties, Inc.	41,800	6,549,642
Equinix, Inc.	37,100	21,014,924
Equity LifeStyle Properties, Inc.	174,692	11,173,300
Essex Property Trust, Inc.	52,613	11,692,713
Four Corners Property Trust, Inc.	281,400	7,209,468
Healthcare Realty Trust, Inc.	97,500	1,982,175
Host Hotels & Resorts, Inc.	264,100	4,986,208
Invitation Homes, Inc.	316,500	10,029,885
Lamar Advertising Co., Class A	21,400	1,973,722
LXP Industrial Trust	308,300	2,984,344
Security Description	Shares or Principal Amount	Value

REITS (continued)
Mid-America Apartment Communities, Inc.	98,100	$ 15,445,845
Phillips Edison & Co., Inc.	113,700	3,426,918
Prologis, Inc.	296,760	32,866,170
Public Storage	29,200	9,044,700
Ryman Hospitality Properties, Inc.	95,400	8,482,968
SITE Centers Corp.	526,800	6,521,784
Spirit Realty Capital, Inc.	189,100	7,342,753
Terreno Realty Corp.	78,680	4,495,775
UDR, Inc.	205,700	8,178,632
Urban Edge Properties	328,500	4,638,420
Ventas, Inc.	327,345	12,809,010
VICI Properties, Inc.	214,400	6,865,088
Welltower, Inc.	131,064	8,000,147
		245,969,130
Telecommunications — 0.5%
Cyxtera Technologies, Inc.†	502,281	1,215,520
TOTAL INVESTMENTS (cost $266,725,307)	98.9%	256,474,555
Other assets less liabilities	1.1	2,898,485
NET ASSETS	100.0%	$259,373,040
†	Non-income producing security

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2022 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$256,474,555	$—	$—	$256,474,555
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Portfolio of Investments

SunAmerica Series Trust SA Fixed Income Index Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2022— (unaudited)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES — 38.3%
Aerospace/Defense — 0.8%
Embraer Netherlands Finance BV
5.40%, 02/01/2027	$ 1,000,000	$ 914,039
General Dynamics Corp.
3.75%, 05/15/2028	2,000,000	1,865,893
Raytheon Technologies Corp.
5.40%, 05/01/2035	1,000,000	961,855
		3,741,787
Agriculture — 0.2%
Altria Group, Inc.
5.95%, 02/14/2049	1,000,000	816,748
Auto Manufacturers — 0.8%
Cummins, Inc.
4.88%, 10/01/2043	605,000	538,131
General Motors Co.
6.25%, 10/02/2043	1,000,000	877,953
General Motors Financial Co., Inc.
3.10%, 01/12/2032	2,000,000	1,522,152
4.35%, 01/17/2027	1,000,000	920,214
		3,858,450
Auto Parts & Equipment — 0.2%
Aptiv PLC
3.10%, 12/01/2051	2,000,000	1,115,372
Banks — 5.9%
Bank of America Corp.
3.30%, 01/11/2023	1,000,000	997,961
3.82%, 01/20/2028	2,000,000	1,825,835
4.44%, 01/20/2048	963,000	760,152
Bank of New York Mellon Corp.
2.95%, 01/29/2023	2,000,000	1,991,444
3.00%, 02/24/2025	928,000	885,354
Barclays PLC
5.20%, 05/12/2026	1,000,000	914,830
Citigroup, Inc.
4.13%, 07/25/2028	2,000,000	1,800,614
4.65%, 07/30/2045	750,000	599,608
Cooperatieve Rabobank UA
3.38%, 05/21/2025	1,264,000	1,207,942
Goldman Sachs Group, Inc.
3.50%, 04/01/2025	3,000,000	2,842,415
4.02%, 10/31/2038	1,000,000	778,638
6.75%, 10/01/2037	1,200,000	1,186,433
HSBC Holdings PLC
6.50%, 09/15/2037	793,000	692,873
JPMorgan Chase & Co.
4.01%, 04/23/2029	2,000,000	1,802,711
6.40%, 05/15/2038	999,000	1,029,323
Lloyds Bank PLC
3.50%, 05/14/2025	1,101,000	1,041,866
Morgan Stanley
3.13%, 01/23/2023	2,500,000	2,491,506
Natwest Group PLC
5.08%, 01/27/2030	1,000,000	890,751
PNC Bank NA
4.05%, 07/26/2028	1,000,000	907,523
State Street Corp.
3.55%, 08/18/2025	844,000	811,175
US Bancorp
3.15%, 04/27/2027	1,000,000	919,008
Security Description	Shares or Principal Amount	Value

Banks (continued)
Wells Fargo & Co.
3.55%, 09/29/2025	$ 2,000,000	$ 1,894,057
3.90%, 05/01/2045	1,311,000	948,540
		29,220,559
Beverages — 0.8%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
4.70%, 02/01/2036	1,000,000	903,855
4.90%, 02/01/2046	1,000,000	857,672
Anheuser-Busch InBev Worldwide, Inc.
5.55%, 01/23/2049	1,500,000	1,412,657
Pepsi-Cola Metropolitan Bottling Co., Inc.
7.00%, 03/01/2029	644,000	698,060
		3,872,244
Biotechnology — 0.8%
Biogen, Inc.
2.25%, 05/01/2030	4,000,000	3,145,697
Gilead Sciences, Inc.
5.65%, 12/01/2041	1,000,000	958,635
		4,104,332
Chemicals — 0.6%
DuPont de Nemours, Inc.
5.32%, 11/15/2038	1,000,000	906,171
PPG Industries, Inc.
3.75%, 03/15/2028	2,000,000	1,835,270
		2,741,441
Commercial Services — 0.6%
Moody's Corp.
4.88%, 02/15/2024	1,031,000	1,025,537
S&P Global, Inc.
2.45%, 03/01/2027*	2,000,000	1,791,767
		2,817,304
Computers — 0.9%
Dell International LLC/EMC Corp.
5.30%, 10/01/2029	2,000,000	1,872,370
International Business Machines Corp.
3.50%, 05/15/2029	2,000,000	1,790,494
4.25%, 05/15/2049	1,000,000	776,217
		4,439,081
Cosmetics/Personal Care — 0.6%
Procter & Gamble Co.
1.20%, 10/29/2030	2,000,000	1,526,179
1.95%, 04/23/2031	2,000,000	1,610,247
		3,136,426
Diversified Financial Services — 1.1%
Ameriprise Financial, Inc.
3.70%, 10/15/2024	1,176,000	1,141,266
Capital One Financial Corp.
3.20%, 02/05/2025	500,000	472,694
CME Group, Inc.
3.00%, 03/15/2025	680,000	649,659
Intercontinental Exchange, Inc.
3.75%, 12/01/2025	1,143,000	1,098,062
Mastercard, Inc.
2.95%, 06/01/2029	2,000,000	1,770,010

SunAmerica Series Trust SA Fixed Income Index Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Diversified Financial Services (continued)
Visa, Inc.
4.30%, 12/14/2045	$ 539,000	$ 459,332
		5,591,023
Electric — 1.1%
Berkshire Hathaway Energy Co.
3.80%, 07/15/2048	1,000,000	718,975
Consolidated Edison Co. of New York, Inc.
4.50%, 05/15/2058	859,000	649,681
Constellation Energy Generation LLC
6.25%, 10/01/2039	200,000	192,039
DTE Electric Co.
3.70%, 03/15/2045	1,244,000	920,980
Duke Energy Florida LLC
3.40%, 10/01/2046	1,179,000	793,201
Northern States Power Co.
2.90%, 03/01/2050	1,000,000	635,228
Pacific Gas & Electric Co.
4.55%, 07/01/2030	2,000,000	1,751,722
		5,661,826
Food — 0.4%
Campbell Soup Co.
4.80%, 03/15/2048	600,000	498,429
Tyson Foods, Inc.
4.88%, 08/15/2034	1,523,000	1,419,140
		1,917,569
Gas — 0.3%
Piedmont Natural Gas Co., Inc.
3.50%, 06/01/2029	1,000,000	886,007
Southern Co. Gas Capital Corp.
5.88%, 03/15/2041	915,000	843,647
		1,729,654
Healthcare-Products — 0.6%
Abbott Laboratories
2.95%, 03/15/2025	1,000,000	958,559
Medtronic, Inc.
4.63%, 03/15/2045	701,000	612,705
Thermo Fisher Scientific, Inc.
2.00%, 10/15/2031	2,000,000	1,569,043
		3,140,307
Healthcare-Services — 1.4%
Elevance Health, Inc.
2.25%, 05/15/2030	2,000,000	1,605,984
Laboratory Corp. of America Holdings
3.60%, 02/01/2025	1,030,000	986,782
UnitedHealth Group, Inc.
3.85%, 06/15/2028	2,000,000	1,861,998
3.88%, 12/15/2028	2,500,000	2,324,853
		6,779,617
Insurance — 0.4%
Aegon NV
5.50%, 04/11/2048	500,000	442,000
Allstate Corp.
5.75%, 08/15/2053	500,000	458,900
Security Description	Shares or Principal Amount	Value

Insurance (continued)
MetLife, Inc.
3.60%, 04/10/2024	$ 1,345,000	$ 1,315,370
		2,216,270
Internet — 1.2%
Alibaba Group Holding, Ltd.
4.20%, 12/06/2047	1,000,000	603,603
4.50%, 11/28/2034	1,000,000	787,620
Amazon.com, Inc.
2.80%, 08/22/2024	3,000,000	2,899,358
4.25%, 08/22/2057	1,000,000	805,112
eBay, Inc.
3.45%, 08/01/2024	1,073,000	1,043,009
		6,138,702
Iron/Steel — 0.3%
Vale Overseas, Ltd.
6.25%, 08/10/2026	1,500,000	1,522,500
Lodging — 0.5%
Marriott International, Inc.
2.85%, 04/15/2031	2,000,000	1,556,125
3.13%, 06/15/2026	1,000,000	912,770
		2,468,895
Media — 2.4%
Charter Communications Operating LLC/Charter Communications Operating Capital
6.48%, 10/23/2045	1,000,000	885,430
6.83%, 10/23/2055	1,000,000	901,278
Comcast Corp.
3.70%, 04/15/2024	3,000,000	2,944,449
3.90%, 03/01/2038	2,000,000	1,618,143
Historic TW, Inc.
9.15%, 02/01/2023	2,500,000	2,512,300
NBCUniversal Media LLC
4.45%, 01/15/2043	1,000,000	816,199
Paramount Global
4.20%, 06/01/2029	1,500,000	1,309,134
Time Warner Cable LLC
6.75%, 06/15/2039	1,000,000	884,913
		11,871,846
Mining — 0.5%
Freeport-McMoRan, Inc.
5.45%, 03/15/2043	2,000,000	1,643,000
Southern Copper Corp.
5.25%, 11/08/2042	810,000	701,986
		2,344,986
Miscellaneous Manufacturing — 0.3%
GE Capital International Funding Co. ULC
4.42%, 11/15/2035	1,000,000	882,291
General Electric Co.
5.88%, 01/14/2038	778,000	766,765
		1,649,056
Oil & Gas — 1.5%
Chevron Corp.
2.95%, 05/16/2026	3,193,000	2,995,133
Devon Energy Corp.
7.95%, 04/15/2032	200,000	221,383

SunAmerica Series Trust SA Fixed Income Index Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Oil & Gas (continued)
Exxon Mobil Corp.
2.73%, 03/01/2023	$ 1,000,000	$ 994,605
HollyFrontier Corp.
5.88%, 04/01/2026	250,000	243,141
Kerr-McGee Corp.
7.88%, 09/15/2031	200,000	200,704
Marathon Petroleum Corp.
6.50%, 03/01/2041	500,000	486,935
Shell International Finance BV
4.38%, 05/11/2045	1,000,000	827,046
6.38%, 12/15/2038	1,000,000	1,054,880
Valero Energy Corp.
7.50%, 04/15/2032	200,000	216,642
		7,240,469
Oil & Gas Services — 0.8%
Halliburton Co.
3.80%, 11/15/2025	834,000	801,520
7.45%, 09/15/2039	500,000	533,590
Schlumberger Investment SA
3.65%, 12/01/2023	2,500,000	2,464,600
		3,799,710
Pharmaceuticals — 2.1%
AbbVie, Inc.
3.20%, 11/21/2029	3,000,000	2,622,180
Allergan Funding SCS
3.85%, 06/15/2024	250,000	241,747
4.55%, 03/15/2035	1,000,000	837,526
Becton Dickinson and Co.
3.73%, 12/15/2024	771,000	747,565
Cigna Corp.
4.38%, 10/15/2028	1,000,000	941,320
4.80%, 07/15/2046	800,000	665,103
CVS Health Corp.
5.13%, 07/20/2045	872,000	749,910
Evernorth Health, Inc.
4.50%, 02/25/2026	1,122,000	1,084,622
Johnson & Johnson
3.50%, 01/15/2048	1,134,000	871,311
Novartis Capital Corp.
3.40%, 05/06/2024	800,000	784,502
Pfizer, Inc.
4.20%, 09/15/2048	844,000	713,253
		10,259,039
Pipelines — 3.3%
Enbridge, Inc.
3.13%, 11/15/2029	1,500,000	1,277,159
EnLink Midstream Partners LP
4.85%, 07/15/2026	2,000,000	1,885,140
Enterprise Products Operating LLC
5.10%, 02/15/2045	1,000,000	839,938
5.70%, 02/15/2042	1,000,000	918,709
Kinder Morgan Energy Partners LP
7.30%, 08/15/2033	300,000	311,264
Kinder Morgan, Inc.
3.60%, 02/15/2051	2,000,000	1,294,482
MPLX LP
4.00%, 03/15/2028	1,125,000	1,017,730
4.95%, 09/01/2032	2,000,000	1,809,930
Security Description	Shares or Principal Amount	Value

Pipelines (continued)
Phillips 66 Partners LP
3.61%, 02/15/2025	$ 2,101,000	$ 1,958,337
TransCanada PipeLines, Ltd.
6.20%, 10/15/2037	1,500,000	1,458,496
Valero Energy Partners LP
4.50%, 03/15/2028	1,000,000	941,163
Williams Cos., Inc.
2.60%, 03/15/2031	2,000,000	1,566,997
4.30%, 03/04/2024	1,000,000	984,667
		16,264,012
REITS — 0.8%
American Tower Corp.
5.00%, 02/15/2024	1,261,000	1,253,516
Crown Castle, Inc.
4.45%, 02/15/2026	1,180,000	1,129,604
Weyerhaeuser Co.
4.00%, 04/15/2030	2,000,000	1,747,858
		4,130,978
Retail — 2.2%
Dollar General Corp.
4.15%, 11/01/2025	1,154,000	1,111,928
Dollar Tree, Inc.
4.20%, 05/15/2028	2,000,000	1,860,441
Home Depot, Inc.
2.80%, 09/14/2027	2,000,000	1,818,946
3.50%, 09/15/2056	786,000	533,143
Lowe's Cos., Inc.
4.05%, 05/03/2047	700,000	513,998
McDonald's Corp.
3.50%, 07/01/2027	2,000,000	1,862,495
Target Corp.
6.50%, 10/15/2037	840,000	899,606
Walgreens Boots Alliance, Inc.
3.45%, 06/01/2026	1,391,000	1,302,254
Walmart, Inc.
5.63%, 04/15/2041	939,000	956,174
		10,858,985
Semiconductors — 0.7%
NVIDIA Corp.
2.00%, 06/15/2031	2,000,000	1,555,317
QUALCOMM, Inc.
4.80%, 05/20/2045	2,000,000	1,772,638
		3,327,955
Software — 1.1%
Fiserv, Inc.
3.50%, 07/01/2029	1,000,000	867,619
Microsoft Corp.
3.70%, 08/08/2046	1,036,000	833,208
Oracle Corp.
2.40%, 09/15/2023	1,000,000	975,382
2.65%, 07/15/2026	3,000,000	2,696,934
		5,373,143
Telecommunications — 1.9%
AT&T, Inc.
4.75%, 05/15/2046	1,000,000	815,680
6.00%, 08/15/2040	864,000	822,627
6.38%, 03/01/2041	710,000	706,857

SunAmerica Series Trust SA Fixed Income Index Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Telecommunications (continued)
Cisco Systems, Inc.
2.20%, 09/20/2023	$ 500,000	$ 488,997
T Mobile Usa, Inc.
1.50%, 02/15/2026	2,000,000	1,753,807
Verizon Communications, Inc.
1.45%, 03/20/2026	2,000,000	1,761,033
3.38%, 02/15/2025	2,500,000	2,413,201
Vodafone Group PLC
5.00%, 05/30/2038	1,000,000	849,118
		9,611,320
Toys/Games/Hobbies — 0.3%
Hasbro, Inc.
3.90%, 11/19/2029	2,000,000	1,725,282
Transportation — 0.9%
Canadian National Railway Co.
2.45%, 05/01/2050	1,000,000	575,253
CSX Corp.
3.80%, 03/01/2028	3,000,000	2,800,635
FedEx Corp.
3.10%, 08/05/2029	1,500,000	1,278,282
		4,654,170
Total Corporate Bonds & Notes (cost $221,483,639)		190,141,058
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 56.9%
U.S. Government — 53.1%
United States Treasury Bonds
1.13%, 05/15/2040 to 08/15/2040	4,000,000	2,377,500
1.25%, 05/15/2050	5,000,000	2,576,367
1.38%, 11/15/2040 to 08/15/2050	6,000,000	3,367,891
1.63%, 11/15/2050	2,000,000	1,143,750
1.88%, 02/15/2041 to 11/15/2051	6,000,000	3,794,765
2.00%, 11/15/2041 to 08/15/2051	6,000,000	3,895,626
2.25%, 05/15/2041 to 08/15/2049	4,500,000	3,138,554
2.38%, 02/15/2042 to 05/15/2051	4,000,000	2,845,235
2.50%, 02/15/2046 to 05/15/2046	1,652,000	1,180,368
2.75%, 08/15/2042 to 11/15/2047	7,300,000	5,558,414
2.88%, 05/15/2043 to 11/15/2046	2,860,000	2,216,932
3.00%, 11/15/2044 to 02/15/2049	10,462,000	8,276,057
3.13%, 02/15/2043 to 05/15/2048	4,779,000	3,886,504
3.38%, 05/15/2044	1,498,000	1,266,688
3.63%, 08/15/2043 to 02/15/2044	2,102,000	1,857,621
3.75%, 11/15/2043	1,685,000	1,521,305
4.38%, 11/15/2039	1,000,000	1,008,008
4.63%, 02/15/2040	2,015,000	2,094,577
4.75%, 02/15/2041	1,751,000	1,841,696
5.50%, 08/15/2028	2,000,000	2,121,172
United States Treasury Notes
0.13%, 01/15/2024 to 02/15/2024	4,000,000	3,781,875
0.25%, 11/15/2023 to 10/31/2025	17,000,000	15,505,428
0.38%, 04/15/2024 to 09/30/2027	19,000,000	16,973,047
0.50%, 11/30/2023 to 10/31/2027	16,500,000	14,324,864
0.63%, 10/15/2024 to 08/15/2030	14,000,000	11,740,626
0.75%, 12/31/2023 to 01/31/2028	15,000,000	13,389,101
0.88%, 01/31/2024 to 11/15/2030	8,000,000	6,995,938
1.00%, 12/15/2024 to 07/31/2028	4,000,000	3,530,859
1.13%, 02/29/2028 to 02/15/2031	6,000,000	4,979,376
1.25%, 08/31/2024 to 08/15/2031	12,100,000	10,425,125
1.38%, 08/31/2026 to 11/15/2031	5,000,000	4,211,699
1.50%, 09/30/2024 to 02/15/2030	14,181,000	12,872,808
Security Description	Shares or Principal Amount	Value

U.S. Government (continued)
1.63%, 02/15/2026 to 05/15/2031	$ 9,719,000	$ 8,547,857
1.75%, 07/31/2024 to 11/15/2029	7,070,000	6,316,530
1.88%, 08/31/2024 to 02/15/2032	7,000,000	6,312,890
2.00%, 05/31/2024 to 11/15/2026	12,004,000	11,307,615
2.13%, 03/31/2024 to 05/15/2025	10,320,000	9,859,363
2.25%, 10/31/2024 to 11/15/2027	18,094,000	16,876,907
2.38%, 08/15/2024 to 05/15/2029	5,721,000	5,268,069
2.50%, 01/31/2024 to 05/15/2024	2,620,000	2,544,705
2.63%, 12/31/2023 to 02/15/2029	4,700,000	4,414,500
2.75%, 02/28/2025 to 02/15/2028	5,000,000	4,735,313
2.88%, 04/30/2025 to 05/15/2032	8,500,000	7,920,879
3.13%, 11/15/2028	3,000,000	2,819,531
5.38%, 02/15/2031	2,000,000	2,171,875
		263,795,810
U.S. Government Agency — 3.8%
Federal Home Loan Bank
0.13%, 06/02/2023	2,000,000	1,949,891
1.50%, 08/15/2024	1,500,000	1,422,494
2.50%, 12/09/2022	1,000,000	998,268
2.88%, 09/13/2024	1,000,000	968,302
5.50%, 07/15/2036	2,000,000	2,116,175
Federal Home Loan Mtg. Corp.
Zero Coupon, 12/14/2029	2,200,000	1,612,112
0.38%, 07/21/2025 to 09/23/2025	4,000,000	3,569,963
Federal National Mtg. Assoc.
0.50%, 06/17/2025 to 11/07/2025	4,000,000	3,580,736
0.63%, 04/22/2025	2,000,000	1,815,720
Tennessee Valley Authority
4.88%, 01/15/2048	1,000,000	932,819
		18,966,480
Total U.S. Government & Agency Obligations (cost $320,996,901)		282,762,290
UNAFFILIATED INVESTMENT COMPANIES — 3.5%
iShares iBoxx $ Investment Grade Corporate Bond ETF	73,800	7,479,630
iShares 20+ Year Treasury Bond ETF	14,200	1,364,762
iShares 7-10 Year Treasury Bond ETF	9,900	934,659
iShares 1-3 Year Treasury Bond ETF	44,300	3,588,300
iShares 10-20 Year Treasury Bond ETF	1,400	145,922
iShares 3-7 Year Treasury Bond ETF	33,000	3,746,820
Total Unaffiliated Investment Companies (cost $21,078,685)		17,260,093
Total Long-Term Investment Securities (cost $563,559,225)		490,163,441

SunAmerica Series Trust SA Fixed Income Index Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
REPURCHASE AGREEMENTS — 0.6%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.83% dated 10/31/2022, to be repurchased 11/01/2022 in the amount of $2,944,228 and collateralized by $2,467,900 of United States Treasury Inflation Index Notes, bearing interest at 0.13% due 07/15/2024 and having an approximate value of $3,003,075
(cost $2,944,160)	$ 2,944,160	$ 2,944,160
TOTAL INVESTMENTS (cost $566,503,385)	99.3%	493,107,601
Other assets less liabilities	0.7	3,530,969
NET ASSETS	100.0%	$496,638,570
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA Fixed Income Index Portfolio has no right to demand registration of these securities. At October 31, 2022, the aggregate value of these securities was $1,791,767 representing 0.4% of net assets.
ETF—Exchange Traded Fund
ULC—Unlimited Liability Corp.

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2022 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Corporate Bonds & Notes	$—	$190,141,058	$—	$190,141,058
U.S. Government & Agency Obligations	—	282,762,290	—	282,762,290
Unaffiliated Investment Companies	17,260,093	—	—	17,260,093
Repurchase Agreements	—	2,944,160	—	2,944,160
Total Investments at Value	$17,260,093	$475,847,508	$—	$493,107,601
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Portfolio of Investments

SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2022— (unaudited)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES — 34.1%
Aerospace/Defense — 1.0%
General Dynamics Corp.
3.75%, 05/15/2028	$ 2,000,000	$ 1,865,893
Raytheon Technologies Corp.
3.50%, 03/15/2027	3,000,000	2,795,096
		4,660,989
Agriculture — 0.7%
Altria Group, Inc.
2.35%, 05/06/2025	2,000,000	1,845,394
4.00%, 01/31/2024	700,000	688,810
Philip Morris International, Inc.
3.60%, 11/15/2023	1,000,000	983,962
		3,518,166
Airlines — 0.6%
Southwest Airlines Co.
5.13%, 06/15/2027	3,000,000	2,927,172
Apparel — 0.2%
VF Corp.
2.95%, 04/23/2030	1,300,000	1,048,749
Auto Manufacturers — 0.9%
Honda Motor Co, Ltd.
2.53%, 03/10/2027	2,000,000	1,787,217
Stellantis NV
5.25%, 04/15/2023	2,573,000	2,563,403
		4,350,620
Auto Parts & Equipment — 0.4%
Lear Corp.
3.50%, 05/30/2030	1,500,000	1,220,490
3.80%, 09/15/2027	1,000,000	904,016
		2,124,506
Banks — 6.1%
Bank of America Corp.
3.88%, 08/01/2025	1,200,000	1,158,130
Bank of Montreal
3.30%, 02/05/2024	1,000,000	975,527
Barclays PLC
3.65%, 03/16/2025	1,000,000	928,955
4.34%, 01/10/2028	2,000,000	1,752,609
Credit Suisse AG
3.63%, 09/09/2024	1,000,000	929,346
Discover Bank
2.70%, 02/06/2030	2,000,000	1,529,962
Goldman Sachs Group, Inc.
3.50%, 11/16/2026	2,000,000	1,834,069
JPMorgan Chase & Co.
3.38%, 05/01/2023	1,300,000	1,290,496
3.88%, 09/10/2024	1,000,000	974,103
Mitsubishi UFJ Financial Group, Inc.
3.85%, 03/01/2026	800,000	752,881
Morgan Stanley
3.63%, 01/20/2027	1,000,000	921,325
3.75%, 02/25/2023	1,300,000	1,294,926
4.00%, 07/23/2025	2,000,000	1,922,223
NatWest Group PLC
5.13%, 05/28/2024	1,000,000	974,626
Northern Trust Corp.
1.95%, 05/01/2030	2,000,000	1,565,175
Security Description	Shares or Principal Amount	Value

Banks (continued)
PNC Bank NA
2.95%, 02/23/2025	$ 2,500,000	$ 2,382,577
State Street Corp.
3.10%, 05/15/2023	3,000,000	2,969,789
Sumitomo Mitsui Financial Group, Inc.
2.63%, 07/14/2026	1,000,000	895,843
Wells Fargo & Co.
1.65%, 06/02/2024	2,000,000	1,953,783
3.00%, 02/19/2025 to 04/22/2026	2,000,000	1,859,607
3.55%, 09/29/2025	1,000,000	947,028
		29,812,980
Beverages — 0.2%
Keurig Dr Pepper, Inc.
3.13%, 12/15/2023	1,000,000	980,129
Biotechnology — 0.6%
Gilead Sciences, Inc.
3.50%, 02/01/2025	900,000	868,750
3.65%, 03/01/2026	2,000,000	1,893,635
		2,762,385
Chemicals — 0.9%
Air Products and Chemicals, Inc.
1.85%, 05/15/2027	2,000,000	1,744,198
2.05%, 05/15/2030	2,000,000	1,614,943
Dow Chemical Co.
4.80%, 11/30/2028	1,000,000	950,307
		4,309,448
Commercial Services — 0.7%
Quanta Services, Inc.
2.90%, 10/01/2030	2,000,000	1,578,655
S&P Global, Inc.
2.70%, 03/01/2029*	2,000,000	1,718,626
		3,297,281
Computers — 0.8%
Apple, Inc.
2.05%, 09/11/2026	2,000,000	1,808,258
3.35%, 02/09/2027	1,000,000	948,358
3.45%, 05/06/2024	1,000,000	981,686
		3,738,302
Cosmetics/Personal Care — 0.3%
Estee Lauder Cos., Inc.
2.60%, 04/15/2030	2,000,000	1,679,486
Diversified Financial Services — 1.4%
American Express Co.
3.00%, 10/30/2024	2,000,000	1,910,034
Capital One Financial Corp.
3.30%, 10/30/2024	2,000,000	1,906,648
Synchrony Financial
4.38%, 03/19/2024	2,000,000	1,955,229
Visa, Inc.
3.15%, 12/14/2025	1,000,000	953,051
		6,724,962
Electric — 2.4%
Connecticut Light & Power Co.
3.20%, 03/15/2027	2,000,000	1,842,300
Dominion Energy, Inc.
3.90%, 10/01/2025	1,000,000	958,673

SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Electric (continued)
DTE Energy Co.
2.53%, 10/01/2024	$ 2,000,000	$ 1,894,017
Evergy, Inc.
2.45%, 09/15/2024	2,000,000	1,884,908
Pacific Gas & Electric Co.
2.10%, 08/01/2027	3,000,000	2,466,758
4.55%, 07/01/2030	2,000,000	1,751,722
Sempra Energy
3.25%, 06/15/2027	1,000,000	904,356
		11,702,734
Environmental Control — 0.2%
Republic Services, Inc.
2.50%, 08/15/2024	1,000,000	952,024
Food — 1.2%
Conagra Brands, Inc.
4.30%, 05/01/2024	1,000,000	984,259
General Mills, Inc.
3.20%, 02/10/2027	3,000,000	2,776,294
Kroger Co.
4.50%, 01/15/2029	2,000,000	1,886,019
		5,646,572
Gas — 0.7%
NiSource, Inc.
3.60%, 05/01/2030	2,000,000	1,721,212
Piedmont Natural Gas Co., Inc.
3.50%, 06/01/2029	1,000,000	886,007
Southern California Gas Co.
2.55%, 02/01/2030	1,000,000	826,247
		3,433,466
Healthcare-Products — 0.1%
Abbott Laboratories
3.75%, 11/30/2026	283,000	271,777
Healthcare-Services — 0.6%
UnitedHealth Group, Inc.
2.88%, 03/15/2023	1,000,000	993,427
3.85%, 06/15/2028	2,000,000	1,861,997
		2,855,424
Insurance — 0.3%
Marsh & McLennan Cos., Inc.
2.25%, 11/15/2030	2,000,000	1,567,027
Internet — 1.1%
Alphabet, Inc.
2.00%, 08/15/2026	1,300,000	1,182,578
Amazon.com, Inc.
2.80%, 08/22/2024	1,200,000	1,159,743
eBay, Inc.
3.45%, 08/01/2024	1,300,000	1,263,665
Expedia Group, Inc.
3.80%, 02/15/2028	2,000,000	1,778,362
		5,384,348
Lodging — 0.2%
Marriott International, Inc.
3.13%, 06/15/2026	900,000	821,493
Machinery-Diversified — 0.9%
John Deere Capital Corp.
2.80%, 09/08/2027 to 07/18/2029	2,500,000	2,216,841
Security Description	Shares or Principal Amount	Value

Machinery-Diversified (continued)
Otis Worldwide Corp.
2.57%, 02/15/2030	$ 2,500,000	$ 2,037,793
		4,254,634
Mining — 0.3%
Newmont Corp.
2.25%, 10/01/2030	2,000,000	1,543,946
Miscellaneous Manufacturing — 0.7%
3M Co.
2.38%, 08/26/2029	2,000,000	1,646,705
GE Capital Funding LLC
4.40%, 05/15/2030	2,000,000	1,764,828
		3,411,533
Oil & Gas — 2.2%
Diamondback Energy, Inc.
3.13%, 03/24/2031	4,000,000	3,268,696
Pioneer Natural Resources Co.
1.90%, 08/15/2030	4,000,000	3,073,473
Shell International Finance BV
3.25%, 05/11/2025	2,000,000	1,920,694
TotalEnergies Capital International SA
3.75%, 04/10/2024	600,000	591,222
Valero Energy Corp.
4.00%, 04/01/2029	2,000,000	1,821,494
		10,675,579
Pharmaceuticals — 1.9%
AbbVie, Inc.
3.60%, 05/14/2025	800,000	767,664
Allergan Funding SCS
3.80%, 03/15/2025	600,000	565,149
AstraZeneca PLC
1.38%, 08/06/2030	2,000,000	1,529,281
Bristol-Myers Squibb Co.
3.45%, 11/15/2027	1,000,000	930,671
CVS Health Corp.
4.00%, 12/05/2023	700,000	693,718
4.30%, 03/25/2028	2,000,000	1,876,650
Evernorth Health, Inc.
3.00%, 07/15/2023	1,000,000	982,410
Johnson & Johnson
2.45%, 03/01/2026	1,000,000	934,036
Novartis Capital Corp.
3.40%, 05/06/2024	1,200,000	1,176,753
		9,456,332
Pipelines — 0.6%
Kinder Morgan, Inc.
3.15%, 01/15/2023	600,000	597,126
Sabine Pass Liquefaction LLC
5.63%, 03/01/2025	500,000	497,916
Williams Cos., Inc.
2.60%, 03/15/2031	2,000,000	1,566,997
		2,662,039
REITS — 0.3%
Crown Castle, Inc.
3.30%, 07/01/2030	2,000,000	1,668,311
Retail — 0.9%
Costco Wholesale Corp.
1.60%, 04/20/2030	2,000,000	1,596,325

SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Retail (continued)
Home Depot, Inc.
3.90%, 12/06/2028	$ 2,000,000	$ 1,889,283
Walmart, Inc.
2.65%, 12/15/2024	1,000,000	959,841
		4,445,449
Semiconductors — 0.7%
Broadcom Corp./Broadcom Cayman Finance, Ltd.
3.88%, 01/15/2027	1,000,000	918,972
NVIDIA Corp.
0.58%, 06/14/2024	2,000,000	1,865,863
QUALCOMM, Inc.
3.45%, 05/20/2025	700,000	675,339
		3,460,174
Software — 2.8%
Microsoft Corp.
3.13%, 11/03/2025	1,300,000	1,251,055
3.30%, 02/06/2027	2,000,000	1,900,926
Oracle Corp.
1.65%, 03/25/2026	2,000,000	1,755,711
2.65%, 07/15/2026	900,000	809,080
3.40%, 07/08/2024	1,000,000	970,097
Roper Technologies, Inc.
1.75%, 02/15/2031	2,000,000	1,469,678
Salesforce, Inc.
0.63%, 07/15/2024	2,000,000	1,862,811
VMware, Inc.
1.00%, 08/15/2024	2,000,000	1,844,058
Workday, Inc.
3.70%, 04/01/2029	2,000,000	1,780,851
		13,644,267
Telecommunications — 0.9%
T-Mobile USA, Inc.
3.75%, 04/15/2027	1,000,000	922,556
Verizon Communications, Inc.
1.45%, 03/20/2026	2,000,000	1,761,033
Vodafone Group PLC
4.38%, 05/30/2028	2,000,000	1,882,045
		4,565,634
Transportation — 0.3%
FedEx Corp.
3.40%, 02/15/2028	1,500,000	1,354,292
Total Corporate Bonds & Notes (cost $184,729,713)		165,712,230
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 60.7%
U.S. Government — 52.1%
United States Treasury Bonds
5.25%, 02/15/2029	1,000,000	1,051,289
6.00%, 02/15/2026	1,000,000	1,046,953
United States Treasury Notes
0.13%, 10/15/2023 to 02/15/2024	7,000,000	6,642,031
0.25%, 09/30/2023 to 10/31/2025	20,000,000	18,310,780
0.38%, 10/31/2023 to 09/30/2027	20,500,000	18,507,461
0.50%, 11/30/2023 to 10/31/2027	13,000,000	11,381,679
0.63%, 10/15/2024 to 08/15/2030	11,500,000	9,618,614
0.75%, 12/31/2023 to 01/31/2028	12,000,000	10,716,719
0.88%, 01/31/2024 to 11/15/2030	7,500,000	6,554,981
Security Description	Shares or Principal Amount	Value

U.S. Government (continued)
1.00%, 12/15/2024 to 07/31/2028	$ 4,000,000	$ 3,530,859
1.13%, 10/31/2026 to 02/15/2031	11,000,000	9,290,547
1.25%, 07/31/2023 to 08/15/2031	19,500,000	16,815,174
1.38%, 06/30/2023 to 11/15/2031	13,900,000	12,306,535
1.50%, 01/15/2023 to 02/15/2030	18,400,000	16,976,814
1.63%, 11/15/2022 to 05/15/2031	19,000,000	17,319,819
1.75%, 01/31/2023 to 11/15/2029	8,700,000	7,980,567
1.88%, 08/31/2024 to 02/15/2032	8,000,000	7,147,559
2.00%, 11/30/2022 to 11/15/2026	10,500,000	10,059,612
2.13%, 12/31/2022 to 05/31/2026	11,600,000	11,142,319
2.25%, 12/31/2023 to 11/15/2027	15,500,000	14,625,743
2.38%, 02/29/2024 to 05/15/2029	6,600,000	6,219,659
2.50%, 03/31/2023 to 03/31/2027	7,700,000	7,411,028
2.63%, 12/31/2023 to 02/15/2029	9,800,000	9,298,469
2.75%, 11/15/2023 to 02/15/2028	8,800,000	8,393,903
2.88%, 04/30/2025 to 05/15/2032	9,500,000	8,897,090
3.13%, 11/15/2028	2,000,000	1,879,687
		253,125,891
U.S. Government Agency — 8.6%
Federal Farm Credit Bank
0.90%, 06/15/2026	1,500,000	1,313,026
Federal Home Loan Bank
1.38%, 02/17/2023	2,000,000	1,981,933
1.50%, 08/15/2024	3,000,000	2,844,989
1.88%, 12/09/2022	2,000,000	1,995,602
2.50%, 12/09/2022 to 02/13/2024	4,000,000	3,919,894
2.88%, 09/13/2024	1,000,000	968,302
3.25%, 11/16/2028	2,000,000	1,886,116
Federal Home Loan Mtg. Corp.
0.25%, 06/26/2023	2,000,000	1,943,113
0.38%, 07/21/2025 to 09/23/2025	5,000,000	4,462,454
2.75%, 06/19/2023	3,000,000	2,964,443
Federal National Mtg. Assoc.
0.25%, 07/10/2023	2,000,000	1,939,063
0.38%, 08/25/2025	2,000,000	1,783,051
0.50%, 06/17/2025	2,500,000	2,254,478
0.75%, 10/08/2027	2,000,000	1,684,342
1.63%, 10/15/2024	3,000,000	2,834,522
1.88%, 09/24/2026	2,000,000	1,820,244
2.13%, 04/24/2026	2,000,000	1,851,721
2.63%, 09/06/2024	3,500,000	3,376,616
		41,823,909
Total U.S. Government & Agency Obligations (cost $317,958,831)		294,949,800
UNAFFILIATED INVESTMENT COMPANIES — 3.3%
iShares iBoxx $ Investment Grade Corporate Bond ETF	53,000	5,371,550
iShares 7-10 Year Treasury Bond ETF	12,200	1,151,802
iShares 1-3 Year Treasury Bond ETF	58,000	4,698,000
iShares 3-7 Year Treasury Bond ETF	42,200	4,791,388
Total Unaffiliated Investment Companies (cost $18,601,008)		16,012,740
Total Long-Term Investment Securities (cost $521,289,552)		476,674,770

SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
REPURCHASE AGREEMENTS — 1.4%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.83% dated 10/31/2022, to be repurchased 11/01/2022 in the amount of $6,967,568 and collateralized by $5,840,300 of United States Treasury Inflation Index Notes, bearing interest at 0.13% due 07/15/2024 and having an approximate value of $7,106,794
(cost $6,967,408)	$ 6,967,408	$ 6,967,408
TOTAL INVESTMENTS (cost $528,256,960)	99.5%	483,642,178
Other assets less liabilities	0.5	2,245,264
NET ASSETS	100.0%	$485,887,442
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA Fixed Income Intermediate Index Portfolio has no right to demand registration of these securities. At October 31, 2022, the aggregate value of these securities was $1,718,626 representing 0.4% of net assets.
ETF—Exchange Traded Fund
The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2022 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Corporate Bonds & Notes	$—	$165,712,230	$—	$165,712,230
U.S. Government & Agency Obligations	—	294,949,800	—	294,949,800
Unaffiliated Investment Companies	16,012,740	—	—	16,012,740
Repurchase Agreements	—	6,967,408	—	6,967,408
Total Investments at Value	$16,012,740	$467,629,438	$—	$483,642,178
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Portfolio of Investments

SunAmerica Series Trust SA Franklin BW U.S. Large Cap Value Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2022— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 97.6%
Advertising — 0.3%
Interpublic Group of Cos., Inc.	50,700	$ 1,510,353
Omnicom Group, Inc.	39,700	2,888,175
		4,398,528
Aerospace/Defense — 1.3%
Lockheed Martin Corp.	37,300	18,153,164
Agriculture — 3.2%
Altria Group, Inc.	263,000	12,169,010
Archer-Daniels-Midland Co.	101,400	9,833,772
Darling Ingredients, Inc.†	19,400	1,522,512
Philip Morris International, Inc.	222,500	20,436,625
		43,961,919
Apparel — 0.2%
Capri Holdings, Ltd.†	20,700	945,576
Ralph Lauren Corp.	5,548	514,244
Skechers U.S.A., Inc., Class A†	16,800	578,424
Tapestry, Inc.	31,400	994,752
		3,032,996
Auto Manufacturers — 1.4%
Cummins, Inc.	18,200	4,450,082
Ford Motor Co.	712,500	9,526,125
PACCAR, Inc.	45,132	4,370,132
		18,346,339
Auto Parts & Equipment — 0.2%
BorgWarner, Inc.	30,700	1,152,171
Lear Corp.	9,300	1,290,003
		2,442,174
Banks — 13.6%
Bank of America Corp.	1,217,700	43,885,908
Bank of New York Mellon Corp.	126,200	5,314,282
BOK Financial Corp.	8,800	969,672
Comerica, Inc.	20,100	1,417,050
Commerce Bancshares, Inc.	17,417	1,233,820
East West Bancorp, Inc.	19,800	1,417,086
Fifth Third Bancorp	102,700	3,665,363
Goldman Sachs Group, Inc.	48,500	16,708,735
Huntington Bancshares, Inc.	187,200	2,841,696
JPMorgan Chase & Co.	393,900	49,584,132
KeyCorp	141,200	2,523,244
Morgan Stanley	222,800	18,307,476
Northern Trust Corp.	29,000	2,446,150
Pinnacle Financial Partners, Inc.	4,700	390,053
PNC Financial Services Group, Inc.	60,200	9,742,166
Prosperity Bancshares, Inc.	11,900	851,683
Regions Financial Corp.	136,700	3,000,565
Synovus Financial Corp.	9,100	362,635
Truist Financial Corp.	191,800	8,590,722
US Bancorp	213,256	9,052,717
Zions Bancorp NA	23,700	1,230,978
		183,536,133
Beverages — 0.1%
Molson Coors Beverage Co., Class B	26,041	1,313,248
Biotechnology — 4.1%
Amgen, Inc.	69,300	18,735,255
Biogen, Inc.†	15,300	4,336,632
Gilead Sciences, Inc.	169,500	13,298,970
Security Description	Shares or Principal Amount	Value

Biotechnology (continued)
Moderna, Inc.†	50,700	$ 7,621,731
Regeneron Pharmaceuticals, Inc.†	14,700	11,006,625
		54,999,213
Building Materials — 0.7%
Builders FirstSource, Inc.†	20,800	1,282,528
Carrier Global Corp.	109,167	4,340,480
Masco Corp.	48,700	2,253,349
Owens Corning	20,300	1,737,883
		9,614,240
Chemicals — 1.4%
Dow, Inc.	91,300	4,267,362
DuPont de Nemours, Inc.	69,300	3,963,960
FMC Corp.	17,300	2,056,970
Huntsman Corp.	15,896	425,377
LyondellBasell Industries NV, Class A	42,343	3,237,122
Mosaic Co.	68,700	3,692,625
Olin Corp.	18,803	995,619
		18,639,035
Commercial Services — 0.8%
AMERCO	3,400	1,955,646
FleetCor Technologies, Inc.†	9,700	1,805,364
Global Payments, Inc.	9,900	1,131,174
Robert Half International, Inc.	12,700	971,042
Service Corp. International	32,600	1,975,886
United Rentals, Inc.†	10,300	3,251,813
		11,090,925
Computers — 2.8%
CACI International, Inc., Class A†	2,600	790,478
Cognizant Technology Solutions Corp., Class A	67,200	4,183,200
Dell Technologies, Inc., Class C	32,000	1,228,800
DXC Technology Co.†	29,800	856,750
Hewlett Packard Enterprise Co.	239,600	3,419,092
HP, Inc.	235,500	6,504,510
International Business Machines Corp.	121,000	16,733,090
Leidos Holdings, Inc.	17,747	1,802,918
NetApp, Inc.	28,200	1,953,414
		37,472,252
Distribution/Wholesale — 0.2%
LKQ Corp.	54,900	3,054,636
Diversified Financial Services — 2.4%
American Express Co.	110,500	16,403,725
Ameriprise Financial, Inc.	15,700	4,853,184
Credit Acceptance Corp.†	2,400	1,117,488
Discover Financial Services	42,500	4,439,550
Jefferies Financial Group, Inc.	38,900	1,338,549
SEI Investments Co.	21,100	1,145,730
Synchrony Financial	58,500	2,080,260
Western Union Co.	46,400	626,864
		32,005,350
Electric — 4.1%
Alliant Energy Corp.	36,200	1,888,554
Dominion Energy, Inc.	115,200	8,060,544
Duke Energy Corp.	99,900	9,308,682
Edison International	51,000	3,062,040
Entergy Corp.	28,500	3,053,490
Evergy, Inc.	33,200	2,029,516

SunAmerica Series Trust SA Franklin BW U.S. Large Cap Value Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electric (continued)
Eversource Energy	45,800	$ 3,493,624
Exelon Corp.	178,600	6,892,174
OGE Energy Corp.	25,978	951,574
Pinnacle West Capital Corp.	14,694	987,584
PPL Corp.	101,400	2,686,086
Public Service Enterprise Group, Inc.	96,200	5,393,934
Sempra Energy	40,800	6,158,352
Vistra Corp.	66,100	1,518,317
		55,484,471
Electronics — 0.3%
Arrow Electronics, Inc.†	13,700	1,387,262
Jabil, Inc.	27,900	1,792,575
Sensata Technologies Holding PLC	20,500	824,305
		4,004,142
Energy-Alternate Sources — 0.2%
First Solar, Inc.†	15,500	2,256,335
Engineering & Construction — 0.0%
TopBuild Corp.†	800	136,112
Food — 1.6%
Campbell Soup Co.	22,569	1,194,126
Conagra Brands, Inc.	62,163	2,281,382
Ingredion, Inc.	3,300	294,096
Kellogg Co.	45,100	3,464,582
Kraft Heinz Co.	174,700	6,720,709
Kroger Co.	106,000	5,012,740
Tyson Foods, Inc., Class A	42,700	2,918,545
		21,886,180
Forest Products & Paper — 0.1%
International Paper Co.	44,500	1,495,645
Gas — 0.1%
National Fuel Gas Co.	11,000	742,390
UGI Corp.	27,200	960,976
		1,703,366
Hand/Machine Tools — 0.2%
Snap-on, Inc.	10,600	2,353,730
Healthcare-Products — 0.2%
Hologic, Inc.†	34,300	2,325,540
Healthcare-Services — 4.1%
Centene Corp.†	78,500	6,682,705
DaVita, Inc.†	20,300	1,482,103
Elevance Health, Inc.	45,100	24,659,327
HCA Healthcare, Inc.	61,500	13,374,405
Laboratory Corp. of America Holdings	18,100	4,015,666
Quest Diagnostics, Inc.	24,300	3,490,695
Universal Health Services, Inc., Class B	14,500	1,680,115
		55,385,016
Home Builders — 1.0%
D.R. Horton, Inc.	66,700	5,127,896
Lennar Corp., Class A	51,000	4,115,700
NVR, Inc.†	530	2,246,007
PulteGroup, Inc.	49,900	1,995,501
		13,485,104
Security Description	Shares or Principal Amount	Value

Home Furnishings — 0.1%
Whirlpool Corp.	11,700	$ 1,617,408
Housewares — 0.0%
Newell Brands, Inc.	49,800	687,738
Insurance — 7.0%
Aflac, Inc.	99,500	6,478,445
Allstate Corp.	42,600	5,378,250
American Financial Group, Inc.	11,800	1,712,298
Arch Capital Group, Ltd.†	58,000	3,335,000
Assurant, Inc.	9,000	1,222,740
Chubb, Ltd.	64,100	13,774,449
Cincinnati Financial Corp.	22,600	2,335,032
Equitable Holdings, Inc.	63,700	1,950,494
Everest Re Group, Ltd.	6,300	2,032,758
Fidelity National Financial, Inc.	41,000	1,614,580
Globe Life, Inc.	13,300	1,536,416
Hartford Financial Services Group, Inc.	51,000	3,692,910
Lincoln National Corp.	28,100	1,513,747
Loews Corp.	38,500	2,195,270
Markel Corp.†	2,140	2,581,054
MetLife, Inc.	127,600	9,341,596
Old Republic International Corp.	29,200	677,732
Principal Financial Group, Inc.	39,900	3,516,387
Prudential Financial, Inc.	56,300	5,922,197
Reinsurance Group of America, Inc.	8,643	1,271,990
RenaissanceRe Holdings, Ltd.	6,500	1,005,420
Travelers Cos., Inc.	67,600	12,469,496
Unum Group	24,100	1,098,719
Voya Financial, Inc.	19,400	1,326,184
W.R. Berkley Corp.	38,925	2,895,242
Willis Towers Watson PLC	18,800	4,102,348
		94,980,754
Iron/Steel — 1.0%
Nucor Corp.	54,900	7,212,762
Reliance Steel & Aluminum Co.	11,100	2,236,428
Steel Dynamics, Inc.	39,100	3,677,355
		13,126,545
Leisure Time — 0.1%
Brunswick Corp.	14,200	1,003,514
Polaris, Inc.	6,900	701,040
		1,704,554
Lodging — 0.1%
Boyd Gaming Corp.	13,794	796,741
Machinery-Construction & Mining — 1.0%
Caterpillar, Inc.	60,800	13,160,768
Oshkosh Corp.	8,500	748,000
		13,908,768
Machinery-Diversified — 0.3%
AGCO Corp.	9,700	1,204,449
Dover Corp.	18,200	2,378,558
		3,583,007
Media — 1.8%
Comcast Corp., Class A	653,700	20,748,438
Fox Corp., Class A	62,400	1,801,488
News Corp., Class A	44,400	749,028
Nexstar Media Group, Inc.	5,000	856,500
		24,155,454

SunAmerica Series Trust SA Franklin BW U.S. Large Cap Value Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Mining — 0.8%
Alcoa Corp.	22,300	$ 870,369
Freeport-McMoRan, Inc.	185,440	5,876,594
Newmont Corp.	107,300	4,540,936
		11,287,899
Miscellaneous Manufacturing — 0.6%
Parker-Hannifin Corp.	18,800	5,463,656
Textron, Inc.	42,500	2,908,700
		8,372,356
Oil & Gas — 11.1%
APA Corp.	49,500	2,250,270
Chevron Corp.	94,233	17,046,750
ConocoPhillips	165,200	20,830,068
Devon Energy Corp.	84,900	6,567,015
Diamondback Energy, Inc.	20,500	3,220,755
EOG Resources, Inc.	106,600	14,553,032
Exxon Mobil Corp.	569,900	63,150,619
Marathon Oil Corp.	104,770	3,190,246
Ovintiv, Inc.	34,900	1,767,685
PDC Energy, Inc.	12,500	901,750
Pioneer Natural Resources Co.	31,000	7,948,710
Range Resources Corp.	31,400	894,272
Valero Energy Corp.	58,900	7,394,895
		149,716,067
Packaging & Containers — 0.9%
Amcor PLC	290,700	3,366,306
Berry Global Group, Inc.†	16,300	771,316
Crown Holdings, Inc.	24,300	1,666,737
Graphic Packaging Holding Co.	39,800	913,808
Packaging Corp. of America	17,500	2,103,675
Sealed Air Corp.	29,000	1,380,980
Sonoco Products Co.	12,700	788,416
WestRock Co.	33,000	1,123,980
		12,115,218
Pharmaceuticals — 13.1%
AbbVie, Inc.	238,200	34,872,480
AmerisourceBergen Corp.	37,000	5,817,140
Bristol-Myers Squibb Co.	275,800	21,366,226
Cardinal Health, Inc.	33,907	2,573,541
Cigna Corp.	49,000	15,829,940
CVS Health Corp.	177,945	16,851,392
Henry Schein, Inc.†	20,100	1,376,046
McKesson Corp.	29,400	11,447,478
Merck & Co., Inc.	328,600	33,254,320
Pfizer, Inc.	728,100	33,893,055
		177,281,618
Pipelines — 0.7%
Kinder Morgan, Inc.	323,200	5,856,384
ONEOK, Inc.	59,500	3,529,540
		9,385,924
Real Estate — 0.3%
CBRE Group, Inc., Class A†	41,699	2,958,127
Jones Lang LaSalle, Inc.†	10,200	1,622,718
		4,580,845
Retail — 2.8%
AutoNation, Inc.†	16,100	1,711,591
Best Buy Co., Inc.	25,900	1,771,819
Security Description	Shares or Principal Amount	Value

Retail (continued)
Dick's Sporting Goods, Inc.	7,300	$ 830,448
Lithia Motors, Inc.	3,100	614,265
Lowe's Cos., Inc.	133,500	26,025,825
Penske Automotive Group, Inc.	11,100	1,238,982
Walgreens Boots Alliance, Inc.	124,700	4,551,550
Williams-Sonoma, Inc.	8,600	1,064,938
		37,809,418
Semiconductors — 1.6%
KLA Corp.	18,400	5,822,680
QUALCOMM, Inc.	132,800	15,625,248
		21,447,928
Shipbuilding — 0.1%
Huntington Ingalls Industries, Inc.	5,600	1,439,592
Software — 4.1%
Fidelity National Information Services, Inc.	70,000	5,809,300
Fiserv, Inc.†	76,494	7,858,993
Oracle Corp.	537,800	41,986,046
		55,654,339
Telecommunications — 3.5%
AT&T, Inc.	924,500	16,853,635
Cisco Systems, Inc.	601,300	27,317,059
Corning, Inc.	109,700	3,529,049
		47,699,743
Transportation — 2.0%
C.H. Robinson Worldwide, Inc.	17,000	1,661,240
Expeditors International of Washington, Inc.	22,300	2,182,055
FedEx Corp.	31,200	5,000,736
Knight-Swift Transportation Holdings, Inc.	23,900	1,147,917
United Parcel Service, Inc., Class B	98,800	16,575,676
		26,567,624
Total Common Stocks (cost $1,098,971,840)		1,320,495,333
UNAFFILIATED INVESTMENT COMPANIES — 1.9%
iShares Russell 1000 Value ETF (cost $25,435,770)	171,400	25,665,436
Total Long-Term Investment Securities (cost $1,124,407,610)		1,346,160,769
SHORT-TERM INVESTMENTS — 0.6%
Unaffiliated Investment Companies — 0.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.01%(1) (cost $7,830,922)	7,830,922	7,830,922
TOTAL INVESTMENTS (cost $1,132,238,532)	100.1%	1,353,991,691
Other assets less liabilities	(0.1)	(962,481)
NET ASSETS	100.0%	$1,353,029,210
†	Non-income producing security
(1)	The rate shown is the 7-day yield as of October 31, 2022.
ETF—Exchange Traded Fund

SunAmerica Series Trust SA Franklin BW U.S. Large Cap Value Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2022— (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2022 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$1,320,495,333	$—	$—	$1,320,495,333
Unaffiliated Investment Companies	25,665,436	—	—	25,665,436
Short-Term Investments	7,830,922	—	—	7,830,922
Total Investments at Value	$1,353,991,691	$—	$—	$1,353,991,691
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Portfolio of Investments

SunAmerica Series Trust SA Franklin Small Company Value Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2022— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 97.5%
Aerospace/Defense — 1.7%
Aerojet Rocketdyne Holdings, Inc.†	108,069	$ 5,235,943
Apparel — 0.5%
Carter's, Inc.	24,520	1,664,172
Auto Manufacturers — 0.6%
REV Group, Inc.	142,017	1,951,314
Auto Parts & Equipment — 1.1%
Adient PLC†	92,547	3,237,294
Banks — 14.9%
Atlantic Union Bankshares Corp.	160,970	5,559,904
Camden National Corp.	57,902	2,519,895
Columbia Banking System, Inc.	227,661	7,619,814
First Bancorp	16,918	754,035
First Interstate BancSystem, Inc., Class A	159,226	7,262,298
First of Long Island Corp.	64,014	1,125,366
German American Bancorp, Inc.	59,152	2,324,082
Peoples Bancorp, Inc.	80,801	2,445,846
SouthState Corp.	93,217	8,429,613
TriCo Bancshares	69,328	4,014,784
Washington Trust Bancorp, Inc.	59,839	2,902,192
		44,957,829
Building Materials — 5.1%
Apogee Enterprises, Inc.	62,204	2,853,920
Masonite International Corp.†	8,949	640,122
Summit Materials, Inc., Class A†	207,438	5,465,991
UFP Industries, Inc.	91,286	6,502,302
		15,462,335
Chemicals — 3.0%
Ashland, Inc.	14,735	1,545,996
Avient Corp.	9,110	314,204
Elementis PLC†	2,109,449	2,237,681
Minerals Technologies, Inc.	64,048	3,523,281
Tronox Holdings PLC	110,026	1,320,312
		8,941,474
Commercial Services — 6.3%
Herc Holdings, Inc.	42,742	5,026,887
ICF International, Inc.	34,459	4,122,330
QinetiQ Group PLC	336,979	1,388,892
WillScot Mobile Mini Holdings Corp.†	200,332	8,520,120
		19,058,229
Computers — 3.1%
NetScout Systems, Inc.†	259,741	9,329,897
Distribution/Wholesale — 1.8%
IAA, Inc.†	42,480	1,611,267
Univar Solutions, Inc.†	146,717	3,738,349
		5,349,616
Diversified Financial Services — 0.1%
Bread Financial Holdings, Inc.	8,810	318,129
Electric — 0.4%
Black Hills Corp.	10,706	699,851
IDACORP, Inc.	5,929	620,766
		1,320,617
Electronics — 3.6%
Benchmark Electronics, Inc.	171,903	4,880,326
Security Description	Shares or Principal Amount	Value

Electronics (continued)
Coherent Corp.†	5,881	$ 197,661
CTS Corp.	32,912	1,300,682
Knowles Corp.†	332,713	4,574,804
		10,953,473
Energy-Alternate Sources — 2.0%
Green Plains, Inc.†	214,376	6,193,323
Engineering & Construction — 2.2%
Great Lakes Dredge & Dock Corp.†	294,460	2,226,118
Primoris Services Corp.	65,280	1,318,003
Stantec, Inc.	63,467	3,105,450
		6,649,571
Food — 3.0%
Glanbia PLC	567,609	6,557,382
Maple Leaf Foods, Inc.	170,566	2,527,785
		9,085,167
Hand/Machine Tools — 0.7%
Regal Rexnord Corp.	16,209	2,051,087
Healthcare-Products — 3.9%
Envista Holdings Corp.†	132,791	4,383,431
Integer Holdings Corp.†	120,113	7,486,643
		11,870,074
Home Builders — 1.2%
Century Communities, Inc.	11,847	527,310
LCI Industries	3,122	331,276
M/I Homes, Inc.†	28,219	1,170,806
Meritage Homes Corp.†	12,051	917,804
Taylor Morrison Home Corp.†	23,005	605,952
		3,553,148
Insurance — 6.7%
CNO Financial Group, Inc.	141,162	3,114,034
Hanover Insurance Group, Inc.	60,798	8,906,299
Horace Mann Educators Corp.	139,103	5,489,004
Selective Insurance Group, Inc.	27,783	2,724,957
		20,234,294
Iron/Steel — 0.5%
Commercial Metals Co.	32,904	1,497,132
Leisure Time — 0.3%
Brunswick Corp.	12,610	891,149
Lodging — 1.2%
Boyd Gaming Corp.	11,104	641,367
Dalata Hotel Group PLC†	435,474	1,396,508
Hilton Grand Vacations, Inc.†	38,703	1,518,706
		3,556,581
Machinery-Construction & Mining — 0.6%
Astec Industries, Inc.	38,464	1,678,954
Machinery-Diversified — 0.2%
Columbus McKinnon Corp.	24,010	684,765
Metal Fabricate/Hardware — 2.1%
Timken Co.	87,557	6,241,938
Mining — 1.1%
Alcoa Corp.	52,929	2,065,819
Arconic Corp.†	54,978	1,141,343
		3,207,162

SunAmerica Series Trust SA Franklin Small Company Value Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Oil & Gas — 3.3%
Crescent Point Energy Corp.	1,288,711	$ 10,074,336
Oil & Gas Services — 3.8%
Hunting PLC	744,074	2,282,588
Natural Gas Services Group, Inc.†	36,814	423,361
TechnipFMC PLC†	817,497	8,657,293
		11,363,242
Real Estate — 3.8%
Cushman & Wakefield PLC†	158,408	1,829,612
McGrath RentCorp	103,736	9,756,371
		11,585,983
REITS — 3.4%
Alexander & Baldwin, Inc.	146,567	2,855,125
Highwoods Properties, Inc.	9,883	278,997
STAG Industrial, Inc.	69,127	2,183,722
Sunstone Hotel Investors, Inc.	458,062	5,107,391
		10,425,235
Retail — 6.3%
Brinker International, Inc.†	179,094	5,979,949
Children's Place, Inc.†	67,021	2,713,010
Denny's Corp.†	288,777	3,271,843
Group 1 Automotive, Inc.	1,823	315,379
Jack in the Box, Inc.	76,660	6,763,712
		19,043,893
Savings & Loans — 1.9%
WSFS Financial Corp.	123,305	5,741,081
Semiconductors — 1.5%
Cohu, Inc.†	74,968	2,467,947
Onto Innovation, Inc.†	31,397	2,098,575
		4,566,522
Security Description	Shares or Principal Amount	Value

Software — 3.2%
ACI Worldwide, Inc.†	315,322	$ 7,671,784
Software AG	88,183	1,932,953
		9,604,737
Transportation — 1.1%
Saia, Inc.†	17,206	3,421,585
Trucking & Leasing — 1.3%
Greenbrier Cos., Inc.	111,043	3,920,928
Total Long-Term Investment Securities (cost $293,459,143)		294,922,209
SHORT-TERM INVESTMENTS — 2.9%
Unaffiliated Investment Companies — 2.9%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.01%(1) (cost $8,675,531)	8,675,531	8,675,531
TOTAL INVESTMENTS (cost $302,134,674)	100.4%	303,597,740
Other assets less liabilities	(0.4)	(1,074,910)
NET ASSETS	100.0%	$302,522,830
†	Non-income producing security
(1)	The rate shown is the 7-day yield as of October 31, 2022.

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2022 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Chemicals	$6,703,793	$2,237,681	$—	$8,941,474
Commercial Services	17,669,337	1,388,892	—	19,058,229
Food	2,527,785	6,557,382	—	9,085,167
Lodging	2,160,073	1,396,508	—	3,556,581
Oil & Gas Services	9,080,654	2,282,588	—	11,363,242
Software	7,671,784	1,932,953	—	9,604,737
Other Industries	233,312,779	—	—	233,312,779
Short-Term Investments	8,675,531	—	—	8,675,531
Total Investments at Value	$287,801,736	$15,796,004	$—	$303,597,740
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Portfolio of Investments

SunAmerica Series Trust SA Franklin Systematic U.S. Large Cap Core Portfolio#
PORTFOLIO OF INVESTMENTS — October 31, 2022— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 99.3%
Aerospace/Defense — 2.3%
General Dynamics Corp.	2,990	$ 746,902
Lockheed Martin Corp.	4,904	2,386,679
		3,133,581
Agriculture — 0.7%
Altria Group, Inc.	18,413	851,969
Archer-Daniels-Midland Co.	1,860	180,383
		1,032,352
Airlines — 0.2%
Delta Air Lines, Inc.†	7,245	245,823
Apparel — 0.2%
Deckers Outdoor Corp.†	586	205,059
Auto Manufacturers — 1.9%
PACCAR, Inc.	4,435	429,441
Tesla, Inc.†	9,961	2,266,526
		2,695,967
Auto Parts & Equipment — 0.3%
Allison Transmission Holdings, Inc.	5,616	237,276
BorgWarner, Inc.	4,625	173,576
		410,852
Banks — 3.1%
Bank of America Corp.	40,632	1,464,377
Citigroup, Inc.	24,143	1,107,198
Comerica, Inc.	5,930	418,065
First Horizon Corp.	30,823	755,472
FNB Corp.	18,774	271,284
Popular, Inc.	1,851	130,903
Prosperity Bancshares, Inc.	2,077	148,651
		4,295,950
Beverages — 1.8%
PepsiCo, Inc.	13,905	2,524,870
Biotechnology — 3.4%
Exelixis, Inc.†	8,122	134,663
Gilead Sciences, Inc.	2,247	176,300
Moderna, Inc.†	10,192	1,532,163
Regeneron Pharmaceuticals, Inc.†	2,660	1,991,675
Vertex Pharmaceuticals, Inc.†	3,003	936,936
		4,771,737
Building Materials — 0.7%
Builders FirstSource, Inc.†	8,960	552,474
Owens Corning	5,532	473,594
		1,026,068
Chemicals — 2.0%
CF Industries Holdings, Inc.	11,344	1,205,413
LyondellBasell Industries NV, Class A	14,588	1,115,253
Mosaic Co.	6,871	369,316
Westlake Corp.	1,493	144,299
		2,834,281
Commercial Services — 1.8%
Automatic Data Processing, Inc.	651	157,347
Avis Budget Group, Inc.†	1,662	392,996
Booz Allen Hamilton Holding Corp.	3,336	363,124
Cintas Corp.	502	214,630
Gartner, Inc.†	1,697	512,358
Security Description	Shares or Principal Amount	Value

Commercial Services (continued)
H&R Block, Inc.	10,007	$ 411,788
Hertz Global Holdings, Inc.†	11,629	213,974
Robert Half International, Inc.	3,315	253,465
		2,519,682
Computers — 8.3%
Amdocs, Ltd.	7,042	607,795
Apple, Inc.	49,533	7,595,390
Cognizant Technology Solutions Corp., Class A	4,255	264,874
Fortinet, Inc.†	34,034	1,945,383
Genpact, Ltd.	10,403	504,545
HP, Inc.	21,767	601,205
		11,519,192
Cosmetics/Personal Care — 1.7%
Colgate-Palmolive Co.	30,234	2,232,479
Estee Lauder Cos., Inc., Class A	606	121,497
		2,353,976
Distribution/Wholesale — 0.3%
WW Grainger, Inc.	696	406,708
Diversified Financial Services — 3.0%
Affiliated Managers Group, Inc.	2,025	251,424
Cboe Global Markets, Inc.	1,288	160,356
Credit Acceptance Corp.†	381	177,401
Evercore, Inc., Class A	2,000	210,200
Jefferies Financial Group, Inc.	11,622	399,913
Lazard, Ltd., Class A	4,097	154,498
LPL Financial Holdings, Inc.	4,584	1,171,899
Mastercard, Inc., Class A	1,228	403,005
SEI Investments Co.	5,946	322,868
Synchrony Financial	17,607	626,105
Western Union Co.	22,033	297,666
		4,175,335
Electric — 2.7%
American Electric Power Co., Inc.	9,742	856,517
DTE Energy Co.	10,752	1,205,407
Exelon Corp.	18,048	696,472
NRG Energy, Inc.	13,645	605,838
Sempra Energy	1,272	191,996
Vistra Corp.	6,185	142,069
		3,698,299
Electrical Components & Equipment — 0.7%
Acuity Brands, Inc.	1,912	350,986
Emerson Electric Co.	6,467	560,042
		911,028
Electronics — 1.9%
Avnet, Inc.	5,433	218,352
Jabil, Inc.	7,836	503,463
Keysight Technologies, Inc.†	818	142,455
Mettler-Toledo International, Inc.†	1,253	1,584,957
Vontier Corp.	7,597	145,103
		2,594,330
Environmental Control — 0.4%
Clean Harbors, Inc.†	1,154	141,319
Republic Services, Inc.	3,389	449,449
		590,768

SunAmerica Series Trust SA Franklin Systematic U.S. Large Cap Core Portfolio#
PORTFOLIO OF INVESTMENTS — October 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Food — 2.7%
Albertsons Cos., Inc., Class A	9,691	$ 198,762
Hershey Co.	3,444	822,324
Kroger Co.	38,988	1,843,743
Tyson Foods, Inc., Class A	12,080	825,668
		3,690,497
Gas — 0.2%
National Fuel Gas Co.	5,027	339,272
Hand/Machine Tools — 0.8%
Lincoln Electric Holdings, Inc.	3,125	443,750
Snap-on, Inc.	3,041	675,254
		1,119,004
Healthcare-Products — 2.8%
Edwards Lifesciences Corp.†	3,266	236,556
Hologic, Inc.†	14,270	967,506
IDEXX Laboratories, Inc.†	2,695	969,338
QIAGEN NV†	3,161	137,693
QuidelOrtho Corp.†	2,881	258,771
ResMed, Inc.	652	145,846
Waters Corp.†	3,399	1,016,879
Zimmer Biomet Holdings, Inc.	1,334	151,209
		3,883,798
Healthcare-Services — 2.0%
Centene Corp.†	2,678	227,978
Elevance Health, Inc.	3,041	1,662,728
Humana, Inc.	266	148,449
Molina Healthcare, Inc.†	499	179,071
UnitedHealth Group, Inc.	1,059	587,904
		2,806,130
Home Builders — 0.3%
PulteGroup, Inc.	5,587	223,424
Thor Industries, Inc.	3,157	257,201
		480,625
Household Products/Wares — 0.1%
Kimberly-Clark Corp.	1,164	144,871
Insurance — 3.4%
American Financial Group, Inc.	3,787	549,532
Arch Capital Group, Ltd.†	2,866	164,795
Berkshire Hathaway, Inc., Class B†	6,231	1,838,706
Chubb, Ltd.	2,604	559,573
MetLife, Inc.	6,076	444,824
MGIC Investment Corp.	17,157	234,193
Unum Group	11,694	533,129
WR Berkley Corp.	6,199	461,082
		4,785,834
Internet — 7.8%
Alphabet, Inc., Class A†	35,810	3,384,403
Alphabet, Inc., Class C†	21,695	2,053,649
Amazon.com, Inc.†	25,574	2,619,801
Booking Holdings, Inc.†	237	443,067
eBay, Inc.	14,743	587,361
Etsy, Inc.†	1,300	122,083
F5, Inc.†	1,033	147,626
Meta Platforms, Inc., Class A†	14,183	1,321,288
VeriSign, Inc.†	772	154,755
		10,834,033
Security Description	Shares or Principal Amount	Value

Iron/Steel — 0.8%
Nucor Corp.	8,480	$ 1,114,102
Leisure Time — 0.1%
Brunswick Corp.	1,998	141,199
Lodging — 0.2%
Choice Hotels International, Inc.	1,844	239,425
Machinery-Diversified — 0.2%
AGCO Corp.	1,635	203,018
Media — 1.5%
Comcast Corp., Class A	20,251	642,767
FactSet Research Systems, Inc.	2,212	941,184
Nexstar Media Group, Inc.	1,015	173,869
Walt Disney Co.†	1,367	145,640
World Wrestling Entertainment, Inc., Class A	2,490	196,436
		2,099,896
Miscellaneous Manufacturing — 0.7%
3M Co.	6,950	874,240
Carlisle Cos., Inc.	472	112,714
		986,954
Oil & Gas — 5.1%
APA Corp.	14,360	652,806
Chesapeake Energy Corp.	6,855	701,061
Chevron Corp.	6,755	1,221,979
Devon Energy Corp.	2,252	174,192
Exxon Mobil Corp.	14,498	1,606,523
Valero Energy Corp.	22,247	2,793,111
		7,149,672
Oil & Gas Services — 0.1%
Schlumberger NV	3,467	180,388
Packaging & Containers — 0.2%
Packaging Corp. of America	2,431	292,231
Pharmaceuticals — 7.8%
AbbVie, Inc.	9,784	1,432,378
Becton Dickinson and Co.	597	140,874
Cigna Corp.	620	200,297
CVS Health Corp.	13,469	1,275,514
Johnson & Johnson	2,314	402,566
McKesson Corp.	6,094	2,372,821
Merck & Co., Inc.	28,159	2,849,691
Pfizer, Inc.	48,509	2,258,094
		10,932,235
Private Equity — 0.2%
Carlyle Group, Inc.	8,248	233,253
Real Estate — 0.4%
CBRE Group, Inc., Class A†	2,668	189,268
Jones Lang LaSalle, Inc.†	2,714	431,770
		621,038
REITS — 2.9%
Apartment Income REIT Corp.	9,050	347,792
National Retail Properties, Inc.	8,109	340,821
Omega Healthcare Investors, Inc.	12,491	396,964
Prologis, Inc.	1,273	140,985
Public Storage	6,446	1,996,648
Weyerhaeuser Co.	26,535	820,728
		4,043,938

SunAmerica Series Trust SA Franklin Systematic U.S. Large Cap Core Portfolio#
PORTFOLIO OF INVESTMENTS — October 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Retail — 5.1%
AutoNation, Inc.†	2,174	$ 231,118
AutoZone, Inc.†	686	1,737,556
Dollar Tree, Inc.†	1,018	161,353
Domino's Pizza, Inc.	1,349	448,192
Genuine Parts Co.	1,592	283,153
Home Depot, Inc.	2,368	701,236
Lowe's Cos., Inc.	685	133,541
Lululemon Athletica, Inc.†	870	286,265
Macy's, Inc.	15,600	325,260
McDonald's Corp.	3,972	1,083,005
Penske Automotive Group, Inc.	1,550	173,011
Ulta Beauty, Inc.†	2,474	1,037,521
Williams-Sonoma, Inc.	3,915	484,794
		7,086,005
Semiconductors — 3.7%
Broadcom, Inc.	658	309,339
KLA Corp.	426	134,808
ON Semiconductor Corp.†	3,896	239,331
QUALCOMM, Inc.	12,665	1,490,164
Texas Instruments, Inc.	18,527	2,975,992
		5,149,634
Software — 10.3%
Cadence Design Systems, Inc.†	15,424	2,335,039
Electronic Arts, Inc.	4,622	582,187
Fair Isaac Corp.†	1,418	678,995
Jack Henry & Associates, Inc.	4,162	828,488
Manhattan Associates, Inc.†	3,616	439,959
Microsoft Corp.	31,193	7,240,831
MSCI, Inc.	463	217,082
Paychex, Inc.	11,902	1,408,126
Synopsys, Inc.†	1,641	480,074
Teradata Corp.†	6,020	190,172
		14,400,953
Security Description	Shares or Principal Amount	Value

Telecommunications — 1.6%
Arista Networks, Inc.†	1,435	$ 173,434
AT&T, Inc.	60,600	1,104,738
Cisco Systems, Inc.	12,805	581,731
T-Mobile US, Inc.†	1,958	296,755
		2,156,658
Transportation — 0.8%
Ryder System, Inc.	2,866	230,742
United Parcel Service, Inc., Class B	5,639	946,055
		1,176,797
Water — 0.1%
Essential Utilities, Inc.	3,035	134,208
Total Long-Term Investment Securities (cost $131,614,870)		138,371,526
SHORT-TERM INVESTMENTS — 0.7%
Unaffiliated Investment Companies — 0.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.01%(1) (cost $957,473)	957,473	957,473
TOTAL INVESTMENTS (cost $132,572,343)	100.0%	139,328,999
Other assets less liabilities	0.0	11,620
NET ASSETS	100.0%	$139,340,619
#	Effective July 1, 2022, the SA Franklin U.S. Equity Smart Beta Portfolio changed its name to SA Franklin Systematic U.S. Large Cap Core Portfolio.
†	Non-income producing security
(1)	The rate shown is the 7-day yield as of October 31, 2022.

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2022 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$138,371,526	$—	$—	$138,371,526
Short-Term Investments	957,473	—	—	957,473
Total Investments at Value	$139,328,999	$—	$—	$139,328,999
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Portfolio of Investments

SunAmerica Series Trust SA Franklin Systematic U.S. Large Cap Value Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2022— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 99.0%
Advertising — 0.1%
Interpublic Group of Cos., Inc.	13,465	$ 401,122
Aerospace/Defense — 1.3%
Howmet Aerospace, Inc.	33,190	1,179,905
Northrop Grumman Corp.	7,048	3,869,422
		5,049,327
Agriculture — 1.1%
Altria Group, Inc.	87,195	4,034,513
Apparel — 0.3%
Tapestry, Inc.	31,379	994,087
Auto Manufacturers — 0.8%
Ford Motor Co.	232,100	3,103,177
Auto Parts & Equipment — 0.5%
BorgWarner, Inc.	48,375	1,815,514
Banks — 11.5%
Bank of America Corp.	32,542	1,172,814
Bank OZK	22,913	984,801
Comerica, Inc.	26,770	1,887,285
Goldman Sachs Group, Inc.	27,978	9,638,701
Huntington Bancshares, Inc.	284,439	4,317,784
JPMorgan Chase & Co.	27,180	3,421,418
KeyCorp	178,499	3,189,777
M&T Bank Corp.	23,783	4,004,344
Morgan Stanley	40,573	3,333,883
Popular, Inc.	11,596	820,069
Regions Financial Corp.	191,583	4,205,247
State Street Corp.	67,878	5,022,972
Zions Bancorp NA	28,463	1,478,368
		43,477,463
Beverages — 1.2%
PepsiCo, Inc.	25,883	4,699,835
Biotechnology — 2.7%
Moderna, Inc.†	3,999	601,169
Regeneron Pharmaceuticals, Inc.†	11,401	8,536,499
Vertex Pharmaceuticals, Inc.†	2,938	916,656
		10,054,324
Building Materials — 0.7%
Lennox International, Inc.	4,458	1,041,255
Owens Corning	19,857	1,699,958
		2,741,213
Chemicals — 2.3%
Dow, Inc.	47,981	2,242,632
Huntsman Corp.	29,361	785,700
LyondellBasell Industries NV, Class A	31,666	2,420,866
Mosaic Co.	61,988	3,331,855
		8,781,053
Commercial Services — 0.6%
Cintas Corp.	949	405,745
FTI Consulting, Inc.†	4,006	623,454
Grand Canyon Education, Inc.†	6,309	634,874
Moody's Corp.	1,869	495,042
		2,159,115
Computers — 2.3%
Dell Technologies, Inc., Class C	44,968	1,726,771
Security Description	Shares or Principal Amount	Value

Computers (continued)
Hewlett Packard Enterprise Co.	266,226	$ 3,799,045
HP, Inc.	113,134	3,124,761
		8,650,577
Cosmetics/Personal Care — 1.3%
Colgate-Palmolive Co.	59,916	4,424,197
Procter & Gamble Co.	2,786	375,191
		4,799,388
Diversified Financial Services — 2.1%
American Express Co.	18,562	2,755,529
SLM Corp.	46,268	767,586
Synchrony Financial	98,399	3,499,068
Western Union Co.	52,358	707,357
		7,729,540
Electric — 6.1%
American Electric Power Co., Inc.	60,517	5,320,655
CMS Energy Corp.	6,746	384,859
Consolidated Edison, Inc.	70,641	6,213,582
DTE Energy Co.	38,390	4,303,903
NRG Energy, Inc.	48,360	2,147,184
Sempra Energy	29,880	4,510,087
		22,880,270
Electrical Components & Equipment — 0.5%
Acuity Brands, Inc.	4,697	862,228
Emerson Electric Co.	9,898	857,167
		1,719,395
Electronics — 0.5%
Agilent Technologies, Inc.	6,271	867,593
Hubbell, Inc.	2,521	598,687
Keysight Technologies, Inc.†	2,711	472,121
		1,938,401
Environmental Control — 0.4%
Tetra Tech, Inc.	4,733	668,678
Waste Management, Inc.	5,363	849,339
		1,518,017
Food — 3.0%
General Mills, Inc.	86,243	7,035,704
Hershey Co.	3,861	921,891
Kroger Co.	70,043	3,312,333
		11,269,928
Healthcare-Products — 3.5%
Abbott Laboratories	22,895	2,265,231
Hologic, Inc.†	50,419	3,418,408
QuidelOrtho Corp.†	7,169	643,920
Thermo Fisher Scientific, Inc.	13,660	7,020,830
		13,348,389
Healthcare-Services — 2.9%
Elevance Health, Inc.	6,098	3,334,204
Laboratory Corp. of America Holdings	1,913	424,418
Quest Diagnostics, Inc.	23,258	3,341,012
UnitedHealth Group, Inc.	6,996	3,883,829
		10,983,463
Home Builders — 0.2%
PulteGroup, Inc.	17,816	712,462

SunAmerica Series Trust SA Franklin Systematic U.S. Large Cap Value Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Home Furnishings — 0.1%
Whirlpool Corp.	2,495	$ 344,909
Insurance — 5.6%
Berkshire Hathaway, Inc., Class B†	24,148	7,125,833
Chubb, Ltd.	23,892	5,134,152
Hartford Financial Services Group, Inc.	39,202	2,838,617
Marsh & McLennan Cos., Inc.	10,659	1,721,322
MetLife, Inc.	20,091	1,470,862
Unum Group	41,046	1,871,287
W.R. Berkley Corp.	11,767	875,230
		21,037,303
Internet — 3.0%
Alphabet, Inc., Class A†	47,372	4,477,128
Alphabet, Inc., Class C†	45,106	4,269,734
Gen Digital, Inc.	75,167	1,693,512
Meta Platforms, Inc., Class A†	11,207	1,044,044
		11,484,418
Iron/Steel — 0.3%
United States Steel Corp.	48,169	980,721
Leisure Time — 0.2%
Brunswick Corp.	11,610	820,479
Lodging — 0.2%
Boyd Gaming Corp.	16,016	925,084
Machinery-Diversified — 1.5%
IDEX Corp.	9,064	2,015,018
Otis Worldwide Corp.	24,131	1,704,614
Xylem, Inc.	18,109	1,854,905
		5,574,537
Media — 2.6%
Comcast Corp., Class A	123,729	3,927,159
Fox Corp., Class A	15,115	436,370
Fox Corp., Class B	28,762	782,326
News Corp., Class B	21,842	374,154
Walt Disney Co.†	38,867	4,140,890
		9,660,899
Mining — 0.5%
Freeport-McMoRan, Inc.	35,460	1,123,727
Newmont Corp.	16,431	695,360
		1,819,087
Miscellaneous Manufacturing — 2.6%
3M Co.	41,420	5,210,222
Carlisle Cos., Inc.	1,655	395,214
Illinois Tool Works, Inc.	6,348	1,355,488
Textron, Inc.	40,156	2,748,277
		9,709,201
Oil & Gas — 6.4%
APA Corp.	66,601	3,027,681
Chevron Corp.	18,688	3,380,659
ConocoPhillips	16,709	2,106,838
Devon Energy Corp.	11,405	882,177
Exxon Mobil Corp.	89,944	9,966,695
Ovintiv, Inc.	15,083	763,954
Valero Energy Corp.	32,554	4,087,155
		24,215,159
Security Description	Shares or Principal Amount	Value

Oil & Gas Services — 0.5%
Halliburton Co.	56,165	$ 2,045,529
Packaging & Containers — 0.4%
Packaging Corp. of America	13,315	1,600,596
Pharmaceuticals — 8.4%
Henry Schein, Inc.†	27,707	1,896,821
Johnson & Johnson	32,388	5,634,540
McKesson Corp.	10,181	3,964,176
Merck & Co., Inc.	109,194	11,050,433
Pfizer, Inc.	187,803	8,742,230
Premier, Inc., Class A	14,289	498,400
		31,786,600
Pipelines — 0.8%
Cheniere Energy, Inc.	16,821	2,967,393
Private Equity — 0.3%
Carlyle Group, Inc.	41,778	1,181,482
Real Estate — 0.4%
Jones Lang LaSalle, Inc.†	9,782	1,556,218
REITS — 5.2%
American Tower Corp.	3,595	744,848
Annaly Capital Management, Inc.	23,537	436,611
AvalonBay Communities, Inc.	26,498	4,640,330
Brixmor Property Group, Inc.	18,733	399,200
Host Hotels & Resorts, Inc.	30,819	581,863
Iron Mountain, Inc.	14,850	743,539
Omega Healthcare Investors, Inc.	48,160	1,530,525
Prologis, Inc.	25,498	2,823,903
Public Storage	2,637	816,811
Regency Centers Corp.	22,712	1,374,303
SL Green Realty Corp.	13,117	520,483
Weyerhaeuser Co.	146,115	4,519,337
WP Carey, Inc.	4,990	380,737
		19,512,490
Retail — 5.6%
AutoNation, Inc.†	7,045	748,954
AutoZone, Inc.†	363	919,436
Dick's Sporting Goods, Inc.	4,128	469,601
Home Depot, Inc.	19,181	5,680,070
Lowe's Cos., Inc.	17,974	3,504,031
Macy's, Inc.	55,225	1,151,441
McDonald's Corp.	28,390	7,740,817
Walmart, Inc.	2,767	393,827
Williams-Sonoma, Inc.	2,925	362,203
		20,970,380
Semiconductors — 2.1%
Micron Technology, Inc.	109,921	5,946,726
ON Semiconductor Corp.†	33,440	2,054,219
		8,000,945
Software — 1.8%
Electronic Arts, Inc.	18,110	2,281,136
MSCI, Inc.	3,991	1,871,220
VMware, Inc., Class A	21,969	2,472,171
		6,624,527
Telecommunications — 2.7%
Lumen Technologies, Inc.	204,058	1,501,867

SunAmerica Series Trust SA Franklin Systematic U.S. Large Cap Value Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Telecommunications (continued)
Motorola Solutions, Inc.	32,037	$ 7,999,959
Verizon Communications, Inc.	20,788	776,848
		10,278,674
Toys/Games/Hobbies — 0.1%
Mattel, Inc.†	17,449	330,833
Transportation — 1.8%
CSX Corp.	82,999	2,411,951
Expeditors International of Washington, Inc.	23,097	2,260,042
Ryder System, Inc.	10,130	815,566
United Parcel Service, Inc., Class B	7,688	1,289,816
		6,777,375
Total Long-Term Investment Securities (cost $378,847,128)		373,065,412
Security Description	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS — 1.1%
Unaffiliated Investment Companies — 1.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.01%(1) (cost $4,106,286)	4,106,286	$ 4,106,286
TOTAL INVESTMENTS (cost $382,953,414)	100.1%	377,171,698
Other assets less liabilities	(0.1)	(234,255)
NET ASSETS	100.0%	$376,937,443
†	Non-income producing security
(1)	The rate shown is the 7-day yield as of October 31, 2022.

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2022 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$373,065,412	$—	$—	$373,065,412
Short-Term Investments	4,106,286	—	—	4,106,286
Total Investments at Value	$377,171,698	$—	$—	$377,171,698
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Portfolio of Investments

SunAmerica Series Trust SA Franklin Tactical Opportunities Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2022— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 62.1%
Advertising — 0.1%
Interpublic Group of Cos., Inc.	188	$ 5,601
Omnicom Group, Inc.	140	10,185
WPP PLC	2,597	22,788
		38,574
Aerospace/Defense — 1.3%
AAR Corp.†	361	16,000
Airbus SE	792	85,768
Astronics Corp.†	851	7,880
BAE Systems PLC	1,895	17,698
Bombardier, Inc., Class B†	453	13,304
Lockheed Martin Corp.	316	153,791
MTU Aero Engines AG	133	23,818
Northrop Grumman Corp.	64	35,137
Raytheon Technologies Corp.	5,926	561,903
Thales SA	299	38,000
		953,299
Agriculture — 0.6%
Altria Group, Inc.	2,219	102,673
Archer-Daniels-Midland Co.	380	36,852
British American Tobacco PLC	1,672	66,054
Darling Ingredients, Inc.†	467	36,650
Japan Tobacco, Inc.	1,300	21,538
KT&G Corp.	851	57,140
Philip Morris International, Inc.	840	77,154
Turning Point Brands, Inc.	241	5,678
Vector Group, Ltd.	1,845	19,594
		423,333
Airlines — 0.1%
Japan Airlines Co., Ltd.†	1,767	32,923
Qantas Airways, Ltd.†	8,000	29,833
		62,756
Apparel — 0.5%
adidas AG	289	28,269
Burberry Group PLC	2,150	44,751
Capri Holdings, Ltd.†	70	3,198
Hermes International	31	40,148
Lakeland Industries, Inc.†	481	5,690
LVMH Moet Hennessy Louis Vuitton SE	111	70,027
NIKE, Inc., Class B	2,196	203,525
Ralph Lauren Corp.	21	1,947
Skechers U.S.A., Inc., Class A†	70	2,410
Tapestry, Inc.	120	3,802
		403,767
Auto Manufacturers — 0.8%
Bayerische Motoren Werke AG	1,530	120,236
Cummins, Inc.	376	91,936
Ford Motor Co.	2,690	35,965
General Motors Co.	1,822	71,513
Honda Motor Co., Ltd.	3,286	74,500
Isuzu Motors, Ltd.	2,200	25,788
Mercedes-Benz Group AG	852	49,340
PACCAR, Inc.	167	16,171
Toyota Motor Corp.	2,800	38,838
Volkswagen AG	150	25,645
Volkswagen AG (Preference Shares)	169	21,602
		571,534
Security Description	Shares or Principal Amount	Value

Auto Parts & Equipment — 0.4%
Aptiv PLC†	1,457	$ 132,689
BorgWarner, Inc.	114	4,278
Goodyear Tire & Rubber Co.†	1,500	19,050
Lear Corp.	33	4,578
NGK Insulators, Ltd.	3,100	36,110
NGK Spark Plug Co., Ltd.	2,600	47,363
Standard Motor Products, Inc.	241	9,141
Titan International, Inc.†	2,181	32,628
		285,837
Banks — 3.9%
Amalgamated Financial Corp.	601	13,817
Associated Banc-Corp	722	17,581
Banco Bilbao Vizcaya Argentaria SA	22,044	113,280
Banco do Brasil SA	2,900	20,784
Banco Santander SA	20,000	51,740
Bank Leumi Le-Israel BM	10,638	101,432
Bank of America Corp.	11,437	412,189
Bank of New York Mellon Corp.	470	19,792
Bank of Nova Scotia	1,100	53,169
Barclays PLC	53,314	90,770
BAWAG Group AG*	981	47,346
BNP Paribas SA	2,392	112,060
BOK Financial Corp.	33	3,636
Carter Bankshares, Inc.†	1,084	19,404
Central Pacific Financial Corp.	426	8,742
Comerica, Inc.	70	4,935
Commerce Bancshares, Inc.	60	4,250
Commerzbank AG†	4,459	35,670
CrossFirst Bankshares, Inc.†	800	11,128
Danske Bank A/S	1,803	29,066
Deutsche Bank AG	2,705	25,821
East West Bancorp, Inc.	70	5,010
Equity Bancshares, Inc., Class A	360	12,859
Erste Group Bank AG	1,000	24,636
Fifth Third Bancorp	380	13,562
Financial Institutions, Inc.	566	13,488
First BanCorp/Puerto Rico	2,113	33,364
First Financial Corp.	355	17,214
First Internet Bancorp	241	6,191
Flagstar Bancorp, Inc.	400	15,480
Goldman Sachs Group, Inc.	180	62,012
Hana Financial Group, Inc.	600	17,330
Hancock Whitney Corp.	301	16,817
Hanmi Financial Corp.	1,225	32,805
Heartland Financial USA, Inc.	121	5,968
Heritage Financial Corp.	284	9,568
HomeStreet, Inc.	481	12,487
Hope Bancorp, Inc.	963	13,068
HSBC Holdings PLC	10,025	51,421
Huntington Bancshares, Inc.	695	10,550
Independent Bank Corp.	142	3,284
ING Groep NV	2,806	27,561
JPMorgan Chase & Co.	4,405	554,501
KBC Group NV	633	31,678
KeyCorp	520	9,292
Lloyds Banking Group PLC	63,164	30,401
Mercantile Bank Corp.	121	4,229
Midland States Bancorp, Inc.	567	15,899
Morgan Stanley	826	67,872
NatWest Group PLC	13,561	36,417
Nordea Bank Abp	3,461	33,077
Northern Trust Corp.	110	9,278

SunAmerica Series Trust SA Franklin Tactical Opportunities Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
OFG Bancorp	709	$ 19,767
Peoples Bancorp, Inc.	361	10,927
Pinnacle Financial Partners, Inc.	20	1,660
PNC Financial Services Group, Inc.	220	35,603
Prosperity Bancshares, Inc.	50	3,579
Regions Financial Corp.	510	11,194
Seven Bank, Ltd.	6,100	10,993
Societe Generale SA	1,672	38,325
Standard Chartered PLC	14,564	86,884
Sumitomo Mitsui Financial Group, Inc.	600	16,833
Synovus Financial Corp.	40	1,594
Truist Financial Corp.	720	32,249
UBS Group AG	4,009	63,475
Umpqua Holdings Corp.	709	14,095
UniCredit SpA	3,344	41,532
US Bancorp	3,461	146,919
Zions Bancorp NA	90	4,675
		2,934,235
Beverages — 1.2%
Anheuser-Busch InBev SA NV	665	33,309
Carlsberg A/S, Class B	179	21,077
Coca-Cola Co.	2,628	157,286
Coca-Cola Consolidated, Inc.	43	20,941
Coca-Cola Femsa SAB de CV, ADR	590	37,046
Diageo PLC	1,672	68,930
Kirin Holdings Co., Ltd.	1,600	23,530
Molson Coors Beverage Co., Class B	96	4,841
Monster Beverage Corp.†	2,837	265,884
PepsiCo, Inc.	1,028	186,664
Remy Cointreau SA	150	22,973
Treasury Wine Estates, Ltd.	6,953	57,472
		899,953
Biotechnology — 0.9%
Abeona Therapeutics, Inc.†	200	918
ACADIA Pharmaceuticals, Inc.†	700	11,221
Achillion Pharmaceuticals, Inc. CVR†(1)	1,296	0
Actinium Pharmaceuticals, Inc.†	709	9,600
Alaunos Therapeutics, Inc.†	7,098	8,163
Amgen, Inc.	581	157,073
AnaptysBio, Inc.†	601	17,339
Aptevo Therapeutics, Inc.†	709	2,141
Aravive, Inc.†	1,300	1,703
Arbutus Biopharma Corp.†	1,277	2,988
Ardelyx, Inc.†	8,375	12,562
Assembly Biosciences, Inc.†	3,100	5,084
Atara Biotherapeutics, Inc.†	1,100	5,126
Biogen, Inc.†	60	17,006
Bluebird Bio, Inc.†	1,200	7,524
Calithera Biosciences, Inc.†	160	402
Cara Therapeutics, Inc.†	426	4,004
Caribou Biosciences, Inc.†	638	6,214
CASI Pharmaceuticals, Inc.†	823	1,621
Cellectar Biosciences, Inc.†	240	485
Clearside Biomedical, Inc.†	2,289	2,609
CSL, Ltd.	36	6,452
CytomX Therapeutics, Inc.†	679	889
Deciphera Pharmaceuticals, Inc.†	500	8,110
Editas Medicine, Inc.†	330	4,142
Genmab A/S†	111	42,808
Gilead Sciences, Inc.	1,602	125,693
Security Description	Shares or Principal Amount	Value

Biotechnology (continued)
GlycoMimetics, Inc.†	4,542	$ 3,081
Homology Medicines, Inc.†	1,845	2,749
Icosavax, Inc.†	567	1,945
Infinity Pharmaceuticals, Inc.†	4,968	6,160
Intercept Pharmaceuticals, Inc.†	284	3,939
iTeos Therapeutics, Inc.†	142	2,766
Iterum Therapeutics PLC†	596	1,007
Karyopharm Therapeutics, Inc.†	800	3,808
MacroGenics, Inc.†	1,300	6,656
Moderna, Inc.†	188	28,262
Mustang Bio, Inc.†	1,500	812
Nektar Therapeutics†	1,135	4,268
NextCure, Inc.†	1,277	3,193
PDL BioPharma, Inc.†(1)	3,800	5,586
Pieris Pharmaceuticals, Inc.†	1,135	1,260
Precigen, Inc.†	1,205	1,952
Precision BioSciences, Inc.†	3,123	4,372
Prothena Corp. PLC†	301	18,493
Puma Biotechnology, Inc.†	851	1,855
Qualigen Therapeutics, Inc.†	2,000	440
RAPT Therapeutics, Inc.†	241	5,259
Regeneron Pharmaceuticals, Inc.†	58	43,427
REGENXBIO, Inc.†	180	4,261
Rigel Pharmaceuticals, Inc.†	1,807	1,317
Sangamo Therapeutics, Inc.†	1,000	4,390
Savara, Inc.†	6,246	7,683
Selecta Biosciences, Inc.†	1,528	2,414
Sio Gene Therapies, Inc.†	2,122	622
Solid Biosciences, Inc.†	379	2,426
Surface Oncology, Inc.†	2,413	2,992
Sutro Biopharma, Inc.†	851	6,238
Synlogic, Inc.†	2,981	2,497
Tempest Therapeutics, Inc.†	1,135	2,100
Theravance Biopharma, Inc.†	426	4,247
UNITY Biotechnology, Inc.†	567	1,622
Verastem, Inc.†	3,133	1,316
Vir Biotechnology, Inc.†	241	5,297
Viracta Therapeutics, Inc.†	1,050	4,127
VYNE Therapeutics, Inc.†	2,600	665
Wave Life Sciences, Ltd.†	1,987	9,518
Xencor, Inc.†	71	1,988
		678,887
Building Materials — 0.5%
AGC, Inc.	800	25,085
Armstrong Flooring, Inc.†	1,358	14
Boise Cascade Co.	284	18,963
Builders FirstSource, Inc.†	70	4,316
Caesarstone, Ltd.	722	6,411
Carrier Global Corp.	405	16,103
Cie de Saint-Gobain	830	33,908
Geberit AG	40	17,766
Holcim AG	691	31,344
JELD-WEN Holding, Inc.†	601	6,377
Masco Corp.	180	8,329
Masonite International Corp.†	355	25,393
Modine Manufacturing Co.†	1,135	20,339
Owens Corning	70	5,993
Rinnai Corp.	300	20,447
TOTO, Ltd.	800	22,848

SunAmerica Series Trust SA Franklin Tactical Opportunities Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Building Materials (continued)
Vulcan Materials Co.	563	$ 92,163
Wienerberger AG	1,037	23,684
		379,483
Chemicals — 1.4%
AdvanSix, Inc.	500	18,190
Air Products and Chemicals, Inc.	710	177,784
American Vanguard Corp.	426	9,913
BASF SE	712	31,962
Brenntag SE	379	23,008
Dow, Inc.	339	15,845
DuPont de Nemours, Inc.	260	14,872
Ecolab, Inc.	644	101,153
FMC Corp.	60	7,134
Huntsman Corp.	50	1,338
K+S AG	1,000	22,101
LyondellBasell Industries NV, Class A	157	12,003
Mitsubishi Gas Chemical Co., Inc.	1,700	21,617
Mosaic Co.	260	13,975
Nitto Denko Corp.	500	26,309
Nutrien, Ltd.	459	38,782
Olin Corp.	70	3,706
PPG Industries, Inc.	1,605	183,259
Rayonier Advanced Materials, Inc.†	1,635	7,439
Sherwin-Williams Co.	1,046	235,381
Shin-Etsu Chemical Co., Ltd.	500	52,210
Tronox Holdings PLC	993	11,916
Westlake Corp.	61	5,896
Yara International ASA	752	33,531
		1,069,324
Coal — 0.0%
SunCoke Energy, Inc.	3,300	23,958
Commercial Services — 1.7%
2U, Inc.†	1,400	8,666
Acacia Research Corp.†	2,500	9,975
Alarm.com Holdings, Inc.†	213	12,533
AMERCO	10	5,752
AMN Healthcare Services, Inc.†	163	20,456
Arlo Technologies, Inc.†	1,445	7,442
Automatic Data Processing, Inc.	1,370	331,129
Barrett Business Services, Inc.	171	14,915
Bureau Veritas SA	552	13,664
CoreCivic, Inc.†	1,561	16,344
CRA International, Inc.	121	12,431
Cross Country Healthcare, Inc.†	600	22,254
FleetCor Technologies, Inc.†	36	6,700
GEO Group, Inc.†	1,565	13,240
Global Payments, Inc.	30	3,428
Heidrick & Struggles International, Inc.	366	10,307
Herc Holdings, Inc.	181	21,287
Insperity, Inc.	284	33,518
Kforce, Inc.	373	23,600
LiveRamp Holdings, Inc.†	383	7,032
Medifast, Inc.	86	10,061
PayPal Holdings, Inc.†	2,980	249,068
Perdoceo Education Corp.†	426	4,869
Recruit Holdings Co., Ltd.	900	27,623
Robert Half International, Inc.	47	3,594
S&P Global, Inc.	832	267,280
Service Corp. International	120	7,273
Security Description	Shares or Principal Amount	Value

Commercial Services (continued)
TravelSky Technology, Ltd.	16,284	$ 23,657
TriNet Group, Inc.†	220	14,296
Triton International, Ltd.	355	21,545
TrueBlue, Inc.†	481	9,456
United Rentals, Inc.†	35	11,050
		1,244,445
Computers — 2.5%
Amdocs, Ltd.	750	64,733
Apple, Inc.	8,640	1,324,858
CACI International, Inc., Class A†	10	3,040
Check Point Software Technologies, Ltd.†	475	61,384
Cognizant Technology Solutions Corp., Class A	249	15,500
Dell Technologies, Inc., Class C	110	4,224
DXC Technology Co.†	111	3,191
Everspin Technologies, Inc.†	1,445	8,713
ExlService Holdings, Inc.†	241	43,826
Grid Dynamics Holdings, Inc.†	602	8,193
Hewlett Packard Enterprise Co.	890	12,700
HP, Inc.	2,784	76,894
International Business Machines Corp.	1,018	140,779
Leidos Holdings, Inc.	66	6,705
Logitech International SA	472	23,433
NetApp, Inc.	105	7,273
NetScout Systems, Inc.†	301	10,812
Qualys, Inc.†	182	25,946
Stratasys, Ltd.†	553	8,002
Tenable Holdings, Inc.†	246	9,998
Varonis Systems, Inc.†	241	6,452
		1,866,656
Cosmetics/Personal Care — 0.6%
Amorepacific Corp.	250	16,226
Kao Corp.	700	26,269
L'Oreal SA	199	62,479
Pola Orbis Holdings, Inc.	900	9,934
Procter & Gamble Co.	1,782	239,982
Unilever PLC (LSE)	1,002	45,740
Unilever PLC (XAMS)	893	40,620
		441,250
Distribution/Wholesale — 0.9%
Bunzl PLC	830	27,018
Ferguson PLC	276	30,073
ITOCHU Corp.	1,900	49,151
LKQ Corp.	210	11,684
Marubeni Corp.	6,610	57,883
Mitsubishi Corp.	3,600	97,533
Mitsui & Co., Ltd.	1,700	37,623
MRC Global, Inc.†	1,686	16,910
Titan Machinery, Inc.†	650	22,347
Veritiv Corp.†	241	28,019
WW Grainger, Inc.	485	283,410
		661,651
Diversified Financial Services — 2.0%
Amerant Bancorp, Inc.	387	11,649
American Express Co.	410	60,864
Ameriprise Financial, Inc.	60	18,547
BGC Partners, Inc., Class A	2,891	11,448
Bread Financial Holdings, Inc.	300	10,833
CI Financial Corp.	800	8,010

SunAmerica Series Trust SA Franklin Tactical Opportunities Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Diversified Financial Services (continued)
CME Group, Inc.	605	$ 104,846
Credit Acceptance Corp.†	10	4,656
Discover Financial Services	150	15,669
Enova International, Inc.†	722	27,068
IG Group Holdings PLC	8,695	79,283
Intercontinental Exchange, Inc.	538	51,417
International Money Express, Inc.†	722	19,516
Jefferies Financial Group, Inc.	140	4,817
Julius Baer Group, Ltd.	1,070	51,336
LendingClub Corp.†	993	10,565
Mr. Cooper Group, Inc.†	426	16,823
Navient Corp.	567	8,584
Radian Group, Inc.	1,419	29,615
SBI Holdings, Inc.	1,100	19,876
SEI Investments Co.	80	4,344
Synchrony Financial	217	7,716
Visa, Inc., Class A	4,510	934,292
Western Union Co.	180	2,432
		1,514,206
Electric — 0.9%
ALLETE, Inc.	326	18,344
Alliant Energy Corp.	130	6,782
Atco, Ltd., Class I	1,400	43,469
Canadian Utilities, Ltd., Class A	1,100	29,269
Dominion Energy, Inc.	430	30,087
Duke Energy Corp.	371	34,570
Edison International	190	11,408
Endesa SA	1,200	20,031
Engie SA	3,500	45,463
Entergy Corp.	100	10,714
Evergy, Inc.	120	7,336
Eversource Energy	170	12,968
Exelon Corp.	670	25,855
Iberdrola SA	3,010	30,576
IDACORP, Inc.	178	18,637
NextEra Energy, Inc.	549	42,548
OGE Energy Corp.	96	3,517
Orron Energy AB	15,000	31,136
Otter Tail Corp.	213	14,360
Pinnacle West Capital Corp.	60	4,033
PNM Resources, Inc.	468	21,748
Portland General Electric Co.	709	31,862
PPL Corp.	380	10,066
Public Service Enterprise Group, Inc.	360	20,185
Red Electrica Corp. SA	3,077	49,730
Sempra Energy	480	72,451
Vistra Corp.	230	5,283
		652,428
Electrical Components & Equipment — 0.1%
Brother Industries, Ltd.	900	15,310
Encore Wire Corp.	120	16,511
Legrand SA	345	26,272
Schneider Electric SE	274	34,676
		92,769
Electronics — 0.7%
Applied Optoelectronics, Inc.†	3,163	8,698
Arrow Electronics, Inc.†	50	5,063
Avnet, Inc.	200	8,038
GoPro, Inc., Class A†	782	4,262
Security Description	Shares or Principal Amount	Value

Electronics (continued)
Hirose Electric Co., Ltd.	200	$ 25,959
Honeywell International, Inc.	1,572	320,719
Hoya Corp.	500	46,619
Jabil, Inc.	100	6,425
Nippon Electric Glass Co., Ltd.	700	12,106
Sanmina Corp.†	241	13,508
Sensata Technologies Holding PLC	930	37,395
TTM Technologies, Inc.†	481	7,364
Vishay Intertechnology, Inc.	241	5,039
		501,195
Energy-Alternate Sources — 0.1%
Enphase Energy, Inc.†	229	70,303
First Solar, Inc.†	50	7,278
REX American Resources Corp.†	213	6,388
SunPower Corp.†	481	8,894
		92,863
Engineering & Construction — 0.1%
Dycom Industries, Inc.†	181	21,391
EMCOR Group, Inc.	181	25,539
Exponent, Inc.	121	11,526
Skanska AB, Class B	1,002	15,574
Taisei Corp.	900	24,501
TopBuild Corp.†	6	1,021
		99,552
Entertainment — 0.1%
International Game Technology PLC	738	14,797
La Francaise des Jeux SAEM*	483	15,739
Penn Entertainment, Inc.†	121	4,005
Sankyo Co., Ltd.	1,000	32,924
SeaWorld Entertainment, Inc.†	230	13,377
		80,842
Environmental Control — 0.4%
PureCycle Technologies, Inc.†	1,135	9,386
Waste Management, Inc.	1,726	273,347
		282,733
Food — 1.7%
Cal-Maine Foods, Inc.	200	11,302
Campbell Soup Co.	80	4,233
Carrefour SA	1,700	27,344
Conagra Brands, Inc.	231	8,478
Empire Co., Ltd., Class A	2,600	66,796
Flowers Foods, Inc.	2,389	68,588
George Weston, Ltd.	700	77,047
Hershey Co.	250	59,692
Ingredion, Inc.	20	1,782
J.M. Smucker Co.	421	63,428
Jeronimo Martins SGPS SA	1,502	31,135
John B. Sanfilippo & Son, Inc.	121	10,093
Kellogg Co.	899	69,061
Kesko Oyj, Class B	2,996	58,284
Koninklijke Ahold Delhaize NV	3,409	95,134
Kraft Heinz Co.	650	25,005
Kroger Co.	1,857	87,818
Loblaw Cos., Ltd.	1,100	90,125
Marks & Spencer Group PLC†	10,368	12,544
Mondelez International, Inc., Class A	2,041	125,481
Nestle SA	1,245	135,508
Nissin Foods Holdings Co., Ltd.	400	25,901

SunAmerica Series Trust SA Franklin Tactical Opportunities Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Food (continued)
Simply Good Foods Co.†	426	$ 16,316
SpartanNash Co.	843	30,104
Toyo Suisan Kaisha, Ltd.	900	33,763
Tyson Foods, Inc., Class A	150	10,253
United Natural Foods, Inc.†	722	30,620
Yakult Honsha Co., Ltd.	500	27,676
		1,303,511
Food Service — 0.1%
Compass Group PLC	2,203	46,397
Forest Products & Paper — 0.1%
Clearwater Paper Corp.†	426	18,948
International Paper Co.	1,683	56,566
		75,514
Gas — 0.2%
AltaGas, Ltd.	1,100	19,839
Centrica PLC	32,332	28,419
National Fuel Gas Co.	40	2,700
Northwest Natural Holding Co.	241	11,590
Tokyo Gas Co., Ltd.	2,400	42,687
UGI Corp.	101	3,568
		108,803
Hand/Machine Tools — 0.0%
Amada Co., Ltd.	3,600	25,332
Snap-on, Inc.	30	6,662
		31,994
Healthcare-Products — 2.1%
Adaptive Biotechnologies Corp.†	700	5,446
Alcon, Inc.	3,262	197,938
Alpha Pro Tech, Ltd.†	567	2,347
Avanos Medical, Inc.†	426	9,436
Co-Diagnostics, Inc.†	963	3,342
Demant A/S†	500	13,645
Electromed, Inc.†	481	5,108
Hologic, Inc.†	120	8,136
InfuSystem Holdings, Inc.†	361	2,754
Inmode, Ltd.†	850	29,172
Intuitive Surgical, Inc.†	852	209,993
iRadimed Corp.	142	4,125
Lantheus Holdings, Inc.†	120	8,879
Masimo Corp.†	71	9,344
Medtronic PLC	267	23,320
Meridian Bioscience, Inc.†	451	14,419
Olympus Corp.	1,000	21,100
QIAGEN NV†	600	25,914
QuidelOrtho Corp.†	142	12,754
Semler Scientific, Inc.†	200	8,402
Shockwave Medical, Inc.†	156	45,731
Sonova Holding AG	83	19,601
STAAR Surgical Co.†	85	6,024
Stryker Corp.	1,335	306,035
T2 Biosystems, Inc.†	120	222
Thermo Fisher Scientific, Inc.	1,107	568,965
Varex Imaging Corp.†	421	9,308
Zynex, Inc.	1,277	14,558
		1,586,018
Healthcare-Services — 1.9%
Addus HomeCare Corp.†	156	15,977
Security Description	Shares or Principal Amount	Value

Healthcare-Services (continued)
Centene Corp.†	290	$ 24,688
DaVita, Inc.†	70	5,111
Elevance Health, Inc.	170	92,951
Ensign Group, Inc.	360	32,321
Fulgent Genetics, Inc.†	121	4,795
HCA Healthcare, Inc.	230	50,018
Joint Corp.†	254	4,196
Laboratory Corp. of America Holdings	60	13,312
ModivCare, Inc.†	121	11,766
Quest Diagnostics, Inc.	90	12,928
Sonic Healthcare, Ltd.	1,271	26,579
Tenet Healthcare Corp.†	355	15,748
UnitedHealth Group, Inc.	2,024	1,123,624
Universal Health Services, Inc., Class B	60	6,952
		1,440,966
Holding Companies-Diversified — 0.1%
Jardine Matheson Holdings, Ltd.	700	32,228
Swire Pacific, Ltd., Class A	4,000	26,480
		58,708
Home Builders — 0.2%
Beazer Homes USA, Inc.†	1,561	17,655
D.R. Horton, Inc.	250	19,220
Forestar Group, Inc.†	993	11,499
Lennar Corp., Class A	180	14,526
M/I Homes, Inc.†	284	11,783
MDC Holdings, Inc.	241	7,341
Meritage Homes Corp.†	284	21,629
NVR, Inc.†	2	8,476
PulteGroup, Inc.	180	7,198
Tri Pointe Homes, Inc.†	843	14,120
Vistry Group PLC	2,165	14,971
Winnebago Industries, Inc.	121	7,223
		155,641
Home Furnishings — 0.2%
Ethan Allen Interiors, Inc.	426	10,901
Howden Joinery Group PLC	4,079	24,018
Lite-On Technology Corp.	27,000	53,504
Sony Group Corp.	300	20,314
Whirlpool Corp.	40	5,530
		114,267
Housewares — 0.0%
Newell Brands, Inc.	180	2,486
Insurance — 3.3%
Admiral Group PLC	2,186	50,511
Aflac, Inc.	370	24,091
Ageas SA/NV	780	26,975
AIA Group, Ltd.	2,400	18,124
Allianz SE	319	57,432
Allstate Corp.	744	93,930
Ambac Financial Group, Inc.†	970	13,628
American Financial Group, Inc.	40	5,804
Arch Capital Group, Ltd.†	210	12,075
ASR Nederland NV	507	22,320
Assurant, Inc.	31	4,212
Aviva PLC	5,000	23,950
AXA SA	1,350	33,318
Berkshire Hathaway, Inc., Class B†	1,424	420,208
Chubb, Ltd.	240	51,574
Cincinnati Financial Corp.	80	8,266

SunAmerica Series Trust SA Franklin Tactical Opportunities Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
Dai-ichi Life Holdings, Inc.	1,800	$ 28,478
Direct Line Insurance Group PLC	24,094	55,732
Equitable Holdings, Inc.	230	7,043
Essent Group, Ltd.	300	11,874
Everest Re Group, Ltd.	20	6,453
Fidelity National Financial, Inc.	150	5,907
Genworth Financial, Inc., Class A†	4,400	20,548
Globe Life, Inc.	42	4,852
Greenlight Capital Re, Ltd., Class A†	843	7,115
Hannover Rueck SE	300	48,856
Hartford Financial Services Group, Inc.	1,126	81,534
Jackson Financial, Inc., Class A	600	23,016
Japan Post Holdings Co., Ltd.	13,400	90,014
Japan Post Insurance Co., Ltd.	1,600	23,633
Legal & General Group PLC	13,379	35,688
Lincoln National Corp.	100	5,387
Loews Corp.	140	7,983
M&G PLC	8,919	17,906
Manulife Financial Corp.	1,100	18,232
Markel Corp.†	6	7,237
Marsh & McLennan Cos., Inc.	638	103,031
MetLife, Inc.	480	35,141
MGIC Investment Corp.	1,703	23,246
Muenchener Rueckversicherungs-Gesellschaft AG	200	52,840
NMI Holdings, Inc., Class A†	603	13,224
NN Group NV	937	39,640
Old Republic International Corp.	110	2,553
Principal Financial Group, Inc.	140	12,338
ProAssurance Corp.	426	9,461
Progressive Corp.	1,237	158,831
Prudential Financial, Inc.	210	22,090
Reinsurance Group of America, Inc.	32	4,709
RenaissanceRe Holdings, Ltd.	30	4,640
Safety Insurance Group, Inc.	158	13,738
Samsung Fire & Marine Insurance Co., Ltd.	301	42,217
SCOR SE	998	15,016
Stewart Information Services Corp.	241	9,389
Swiss Re AG	896	66,483
T&D Holdings, Inc.	2,200	21,693
Travelers Cos., Inc.	2,249	414,850
United Fire Group, Inc.	355	9,620
Unum Group	90	4,103
Voya Financial, Inc.	80	5,469
W.R. Berkley Corp.	140	10,413
Willis Towers Watson PLC	70	15,275
		2,483,916
Internet — 3.6%
Alphabet, Inc., Class A†	2,560	241,946
Alphabet, Inc., Class C†	2,368	224,155
Amazon.com, Inc.†	10,699	1,096,006
ANGI, Inc.†	1,916	4,119
Auto Trader Group PLC*	3,045	18,196
Cargurus, Inc.†	361	5,256
ChannelAdvisor Corp.†	361	8,317
Couchbase, Inc.†	1,000	12,800
CyberAgent, Inc.	2,000	16,401
JD.com, Inc., Class A	11	205
Kakaku.com, Inc.	700	11,822
Meta Platforms, Inc., Class A†	1,848	172,160
Security Description	Shares or Principal Amount	Value

Internet (continued)
Netflix, Inc.†	868	$ 253,352
Palo Alto Networks, Inc.†	2,135	366,345
Perion Network, Ltd.†	722	16,440
Rightmove PLC	3,121	17,582
Sea, Ltd. ADR†	1,244	61,802
Tencent Holdings, Ltd.	555	14,563
TrueCar, Inc.†	3,265	5,877
Uber Technologies, Inc.†	5,307	141,007
Yelp, Inc.†	700	26,887
ZOZO, Inc.	700	14,849
		2,730,087
Iron/Steel — 0.3%
ArcelorMittal SA (NYSE)	4,831	108,456
ArcelorMittal SA (XAMS)	2,560	57,315
BlueScope Steel, Ltd.	1,603	16,006
Evraz PLC(1)	3,725	59
Nucor Corp.	200	26,276
Reliance Steel & Aluminum Co.	40	8,059
Steel Dynamics, Inc.	140	13,167
		229,338
Leisure Time — 0.1%
Brunswick Corp.	50	3,533
Polaris, Inc.	30	3,048
Yamaha Motor Co., Ltd.	1,700	35,080
		41,661
Lodging — 0.2%
Bluegreen Vacations Holding Corp.	312	5,401
Boyd Gaming Corp.	51	2,946
Galaxy Entertainment Group, Ltd.	5,851	26,661
InterContinental Hotels Group PLC	557	29,966
Marcus Corp.	481	7,234
Marriott International, Inc., Class A	323	51,716
Melia Hotels International SA†	4,446	20,683
Playa Hotels & Resorts NV†	1,700	10,489
		155,096
Machinery-Construction & Mining — 0.3%
Argan, Inc.	500	17,335
Caterpillar, Inc.	517	111,910
Hitachi, Ltd.	818	37,053
Manitowoc Co, Inc.†	963	8,783
Metso Outotec Oyj	3,500	26,516
Oshkosh Corp.	40	3,520
Terex Corp.	461	18,689
		223,806
Machinery-Diversified — 0.2%
AGCO Corp.	36	4,470
ANDRITZ AG	552	25,626
CNH Industrial NV (NYSE)	3,698	47,852
CNH Industrial NV (XMIL)	1,803	23,316
Dover Corp.	68	8,887
GEA Group AG	1,835	64,195
GrafTech International, Ltd.	1,135	5,777
		180,123
Media — 0.7%
Comcast Corp., Class A	6,985	221,704
Fox Corp., Class A	230	6,640
Gannett Co, Inc.†	1,565	2,269

SunAmerica Series Trust SA Franklin Tactical Opportunities Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Media (continued)
News Corp., Class A	165	$ 2,783
Nexstar Media Group, Inc.	20	3,426
Pearson PLC	2,100	23,129
Vivendi SE	3,000	24,543
Walt Disney Co.†	2,014	214,572
Wolters Kluwer NV	468	49,742
		548,808
Metal Fabricate/Hardware — 0.0%
Tenaris SA	2,172	33,720
Mining — 0.7%
Alcoa Corp.	321	12,529
Anglo American PLC	1,411	42,209
BHP Group, Ltd. (ASX)	1,339	32,061
Freeport-McMoRan, Inc.	688	21,803
Glencore PLC	24,429	139,624
Newcrest Mining, Ltd.	1,800	19,878
Newmont Corp.	400	16,928
Norsk Hydro ASA	5,513	34,919
Rio Tinto PLC	1,107	57,598
Rio Tinto, Ltd.	1,479	82,861
South32, Ltd.	11,149	25,473
Teck Resources, Ltd., Class B	600	18,264
		504,147
Miscellaneous Manufacturing — 0.8%
3M Co.	421	52,958
Eaton Corp. PLC	2,430	364,670
Haynes International, Inc.	355	17,363
Parker-Hannifin Corp.	70	20,343
Siemens AG	557	60,890
Teledyne Technologies, Inc.†	128	50,942
Textron, Inc.	150	10,266
		577,432
Office/Business Equipment — 0.0%
Seiko Epson Corp.	1,400	19,063
Oil & Gas — 3.2%
APA Corp.	180	8,183
BP PLC	12,264	68,037
Chevron Corp.	2,301	416,251
Chord Energy Corp.	202	30,924
ConocoPhillips	613	77,293
Devon Energy Corp.	315	24,365
Diamondback Energy, Inc.	245	38,492
Eni SpA	4,753	62,548
EOG Resources, Inc.	400	54,608
EQT Corp.	1,981	82,885
Equinor ASA	1,337	48,702
Exxon Mobil Corp.	4,356	482,688
Helmerich & Payne, Inc.	400	19,804
Imperial Oil, Ltd.	800	43,519
Inpex Corp.	8,410	85,912
Marathon Oil Corp.	390	11,875
Murphy Oil Corp.	900	43,659
Noble Corp. PLC†	9	320
OMV AG	652	30,019
Ovintiv, Inc.	683	34,594
PDC Energy, Inc.	226	16,304
PetroChina Co., Ltd.	86,000	32,876
Pioneer Natural Resources Co.	1,087	278,718
Security Description	Shares or Principal Amount	Value

Oil & Gas (continued)
Range Resources Corp.	116	$ 3,304
Ranger Oil Corp. Class A	601	24,581
Repsol SA	1,588	21,606
SandRidge Energy, Inc.†	1,565	29,563
Shell PLC (LSE)	4,629	128,307
Shell PLC (XAMS)	600	16,612
SM Energy Co.	851	38,278
TotalEnergies SE	1,953	106,732
Valero Energy Corp.	220	27,621
Woodside Energy Group, Ltd. (ASX)	1,713	39,685
		2,428,865
Oil & Gas Services — 0.0%
NOW, Inc.†	2,555	32,525
Packaging & Containers — 0.2%
Amcor PLC	1,080	12,506
Ball Corp.	1,599	78,975
Berry Global Group, Inc.†	60	2,839
Crown Holdings, Inc.	90	6,173
Graphic Packaging Holding Co.	148	3,398
Packaging Corp. of America	60	7,213
Sealed Air Corp.	100	4,762
Sonoco Products Co.	47	2,918
WestRock Co.	122	4,155
		122,939
Pharmaceuticals — 5.6%
AbbVie, Inc.	1,493	218,575
Aduro Biotech Holding, Inc. CVR†(1)	460	0
Aeglea BioTherapeutics, Inc.†	1,300	1,339
Agios Pharmaceuticals, Inc.†	284	7,821
Akebia Therapeutics, Inc.†	2,300	585
Alector, Inc.†	339	3,119
Alkermes PLC†	567	12,871
AmerisourceBergen Corp.	570	89,615
Amphastar Pharmaceuticals, Inc.†	362	11,186
Anika Therapeutics, Inc.†	171	4,860
Assertio Holdings, Inc.†	1,703	4,394
AstraZeneca PLC	484	56,783
Bayer AG	1,861	97,902
Becton Dickinson and Co.	570	134,503
Beyondspring, Inc.†	330	246
Bristol-Myers Squibb Co.	2,134	165,321
Cardinal Health, Inc.	1,176	89,258
Chimerix, Inc.†	1,205	2,133
Chugai Pharmaceutical Co., Ltd.	1,400	32,462
Cigna Corp.	180	58,151
CVS Health Corp.	1,456	137,883
Cyclerion Therapeutics, Inc.†	3,133	1,723
DexCom, Inc.†	1,925	232,501
Eagle Pharmaceuticals, Inc.†	180	5,665
Eli Lilly & Co.	638	231,013
Enanta Pharmaceuticals, Inc.†	107	4,827
Euroapi SA†	56	980
Gritstone Bio, Inc.†	843	2,714
GSK PLC	2,943	48,226
Henry Schein, Inc.†	70	4,792
Heron Therapeutics, Inc.†	1,100	4,235
Hikma Pharmaceuticals PLC	990	14,165
Ipsen SA	239	24,549
Ironwood Pharmaceuticals, Inc.†	600	6,564

SunAmerica Series Trust SA Franklin Tactical Opportunities Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Pharmaceuticals (continued)
Johnson & Johnson	2,530	$ 440,144
Jounce Therapeutics, Inc.†	843	1,838
McKesson Corp.	110	42,831
Merck & Co., Inc.	5,370	543,444
Merck KGaA	167	27,233
Nature's Sunshine Products, Inc.†	481	4,060
Novartis AG	942	76,350
Novo Nordisk A/S, Class B	1,993	216,590
Ono Pharmaceutical Co., Ltd.	1,600	37,607
Owens & Minor, Inc.	446	7,582
Pfizer, Inc.	8,356	388,972
Roche Holding AG	877	291,472
Sanofi	1,385	119,590
Spectrum Pharmaceuticals, Inc.†	2,839	1,306
Syros Pharmaceuticals, Inc.†	227	1,140
uniQure NV†	171	3,184
USANA Health Sciences, Inc.†	121	6,354
Vanda Pharmaceuticals, Inc.†	601	6,292
Vaxcyte, Inc.†	50	2,180
Voyager Therapeutics, Inc.†	638	3,305
Zoetis, Inc.	1,901	286,633
		4,219,068
Pipelines — 0.2%
Golar LNG, Ltd.†	993	27,625
Kinder Morgan, Inc.	5,348	96,906
ONEOK, Inc.	220	13,050
		137,581
Private Equity — 0.0%
3i Group PLC	1,557	20,699
Real Estate — 0.4%
CBRE Group, Inc., Class A†	155	10,996
CK Asset Holdings, Ltd.	5,500	30,417
Daito Trust Construction Co., Ltd.	1,231	121,741
Jones Lang LaSalle, Inc.†	30	4,773
Marcus & Millichap, Inc.	301	11,089
Mitsui Fudosan Co., Ltd.	1,000	19,155
PSP Swiss Property AG	199	21,283
RE/MAX Holdings, Inc., Class A	520	10,119
Sun Hung Kai Properties, Ltd.	3,000	32,302
		261,875
REITS — 0.8%
American Tower Corp.	811	168,031
Apple Hospitality REIT, Inc.	1,419	24,293
Braemar Hotels & Resorts, Inc.	1,807	8,909
CareTrust REIT, Inc.	851	15,897
Chatham Lodging Trust†	685	8,884
Corporate Office Properties Trust	638	17,003
Dexus	3,679	18,341
DiamondRock Hospitality Co.	2,500	23,350
Equinix, Inc.	268	151,806
Hersha Hospitality Trust Class A	2,048	18,739
Innovative Industrial Properties, Inc.	114	12,323
Klepierre SA	1,114	22,379
Outfront Media, Inc.	851	15,361
Park Hotels & Resorts, Inc.	502	6,566
Pebblebrook Hotel Trust	481	7,715
Security Description	Shares or Principal Amount	Value

REITS (continued)
Piedmont Office Realty Trust, Inc., Class A	993	$ 10,377
Redwood Trust, Inc.	1,419	10,117
RLJ Lodging Trust	963	11,720
Sabra Health Care REIT, Inc.	1,135	15,504
Stockland	10,484	24,146
Xenia Hotels & Resorts, Inc.	851	14,535
		605,996
Retail — 3.1%
Academy Sports & Outdoors, Inc.	601	26,462
Advance Auto Parts, Inc.	891	169,219
AutoNation, Inc.†	50	5,315
B&M European Value Retail SA	7,215	26,679
Best Buy Co., Inc.	96	6,567
Bloomin' Brands, Inc.	1,200	28,812
BlueLinx Holdings, Inc.†	361	25,436
Canadian Tire Corp., Ltd., Class A	200	22,416
Cheesecake Factory, Inc.	383	13,715
Cie Financiere Richemont SA	660	64,553
Cracker Barrel Old Country Store, Inc.	66	7,539
Dick's Sporting Goods, Inc.	208	23,662
Dollar General Corp.	290	73,964
Dollarama, Inc.	400	23,768
Fiesta Restaurant Group, Inc.†	426	2,952
Genesco, Inc.†	213	10,020
Hibbett, Inc.	326	20,349
Home Depot, Inc.	1,060	313,898
Inchcape PLC	2,918	24,897
Industria de Diseno Textil SA	3,320	75,195
Jardine Cycle & Carriage, Ltd.	3,700	77,707
JD Sports Fashion PLC	5,395	6,018
Lawson, Inc.	800	25,524
Lithia Motors, Inc.	12	2,378
Lowe's Cos., Inc.	500	97,475
Macy's, Inc.	638	13,302
MarineMax, Inc.†	433	13,990
McDonald's Corp.	322	87,797
Movado Group, Inc.	360	11,905
Next PLC	351	19,826
Pandora A/S	530	27,878
Patrick Industries, Inc.	121	5,531
Penske Automotive Group, Inc.	50	5,581
Red Robin Gourmet Burgers, Inc.†	100	822
Rush Enterprises, Inc., Class A	497	24,795
Ruth's Hospitality Group, Inc.	301	6,255
Signet Jewelers, Ltd.	270	17,615
Swatch Group AG (TRQX)	414	17,282
Swatch Group AG (XEGT)	99	22,259
Target Corp.	421	69,149
TJX Cos., Inc.	3,994	287,967
Tractor Supply Co.	680	149,444
TravelCenters of America, Inc.†	200	12,716
Walgreens Boots Alliance, Inc.	1,907	69,605
Walmart, Inc.	2,044	290,923
Williams-Sonoma, Inc.	32	3,963
Yamada Holdings Co., Ltd.	6,000	19,320
		2,352,445
Savings & Loans — 0.1%
Berkshire Hills Bancorp, Inc.	601	17,579
First Financial Northwest, Inc.	938	13,939

SunAmerica Series Trust SA Franklin Tactical Opportunities Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Savings & Loans (continued)
Flushing Financial Corp.	601	$ 11,840
HomeTrust Bancshares, Inc.	341	8,194
		51,552
Semiconductors — 1.8%
Alpha & Omega Semiconductor, Ltd.†	361	11,823
Amkor Technology, Inc.	1,060	22,037
ASM International NV	130	28,792
ASML Holding NV (NASDAQ)	544	256,997
ASML Holding NV (XAMS)	295	139,068
Axcelis Technologies, Inc.†	331	19,198
BE Semiconductor Industries NV	299	15,252
Broadcom, Inc.	145	68,167
EMCORE Corp.†	2,839	4,344
Infineon Technologies AG	1,357	33,039
Intel Corp.	4,983	141,667
KLA Corp.	68	21,519
Kulicke & Soffa Industries, Inc.	362	15,182
NVIDIA Corp.	2,495	336,750
Photronics, Inc.†	1,205	19,545
QUALCOMM, Inc.	500	58,830
Samsung Electronics Co., Ltd.	841	34,972
Texas Instruments, Inc.	441	70,838
Tokyo Electron, Ltd.	100	26,446
United Microelectronics Corp.†	10,000	12,015
		1,336,481
Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc.	20	5,141
Software — 4.5%
Activision Blizzard, Inc.	1,207	87,870
Adobe, Inc.†	877	279,325
Alignment Healthcare, Inc.†	1,000	13,240
Asana, Inc., Class A†	121	2,493
Atlassian Corp., Class A†	928	188,133
AvidXchange Holdings, Inc.†	1,200	10,920
Box, Inc., Class A†	650	18,883
CommVault Systems, Inc.†	312	18,998
Domo, Inc., Class B†	121	2,138
eGain Corp.†	963	7,752
Fidelity National Information Services, Inc.	260	21,577
Fiserv, Inc.†	280	28,767
HubSpot, Inc.†	49	14,531
Manhattan Associates, Inc.†	171	20,806
Microsoft Corp.	6,881	1,597,287
NextGen Healthcare, Inc.†	709	14,208
Open Text Corp. (NASDAQ)	811	23,478
Open Text Corp. (TSX)	500	14,482
Oracle Corp.	3,524	275,119
Sage Group PLC	4,797	39,939
Salesforce, Inc.†	1,741	283,069
SAP SE	527	50,882
Splunk, Inc.†	1,598	132,810
Sprout Social, Inc., Class A†	159	9,592
Square Enix Holdings Co., Ltd.	600	26,828
Unity Software, Inc.†	1,144	33,748
Workday, Inc., Class A†	977	152,236
Workiva, Inc.†	130	10,115
Zuora, Inc., Class A†	722	5,552
		3,384,778
Security Description	Shares or Principal Amount	Value

Telecommunications — 2.1%
A10 Networks, Inc.	1,565	$ 26,292
ADTRAN Holdings, Inc.	1,000	22,460
Arista Networks, Inc.†	509	61,518
AT&T, Inc.	6,992	127,464
BCE, Inc.	500	22,553
Cisco Systems, Inc.	3,874	175,996
Corning, Inc.	2,057	66,174
EchoStar Corp., Class A†	532	10,039
Eutelsat Communications SA	5,223	52,411
Extreme Networks, Inc.†	1,334	23,932
Inseego Corp.†	4,000	9,040
Iridium Communications, Inc.†	489	25,198
Juniper Networks, Inc.	2,186	66,891
KDDI Corp.	1,800	53,151
Koninklijke KPN NV	10,025	28,044
NETGEAR, Inc.†	241	4,736
Nippon Telegraph & Telephone Corp.	3,500	96,345
Nokia Oyj	10,440	46,349
Orange SA	8,300	79,193
SoftBank Corp.	4,900	48,308
SoftBank Group Corp.	700	30,104
Telefonaktiebolaget LM Ericsson, Class B	14,132	78,517
Telefonica SA	8,919	30,827
Telephone & Data Systems, Inc.	601	10,217
T-Mobile US, Inc.†	1,164	176,416
United States Cellular Corp.†	114	3,553
Verizon Communications, Inc.	4,059	151,685
Vodafone Group PLC	16,442	19,161
		1,546,574
Toys/Games/Hobbies — 0.1%
Nintendo Co., Ltd.	1,000	40,750
Transportation — 1.4%
AP Moller - Maersk A/S, Series B	13	27,144
ArcBest Corp.	241	19,143
Aurizon Holdings, Ltd.	26,062	60,205
C.H. Robinson Worldwide, Inc.	60	5,863
Canadian Pacific Railway, Ltd.	1,351	100,636
Covenant Logistics Group, Inc.	709	26,829
Deutsche Post AG	901	31,968
DHT Holdings, Inc.	1,600	14,256
Expeditors International of Washington, Inc.	80	7,828
FedEx Corp.	110	17,631
Kamigumi Co., Ltd.	1,400	26,579
Knight-Swift Transportation Holdings, Inc.	80	3,842
Kuehne & Nagel International AG	172	36,621
Union Pacific Corp.	237	46,722
United Parcel Service, Inc., Class B	3,377	566,559
Werner Enterprises, Inc.	542	21,246
ZIM Integrated Shipping Services, Ltd.	400	9,396
		1,022,468
Trucking & Leasing — 0.0%
Greenbrier Cos., Inc.	121	4,272
Water — 0.0%
Consolidated Water Co., Ltd.	1,135	20,839
Total Common Stocks (cost $45,594,608)		46,501,880

SunAmerica Series Trust SA Franklin Tactical Opportunities Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES — 12.9%
Aerospace/Defense — 0.4%
Northrop Grumman Corp.
2.93%, 01/15/2025	$ 335,000	$ 319,370
Banks — 1.9%
Bank of America Corp.
3.50%, 04/19/2026	330,000	308,122
Citigroup, Inc.
3.20%, 10/21/2026	255,000	232,218
Goldman Sachs Group, Inc.
4.80%, 07/08/2044	320,000	260,861
JPMorgan Chase & Co.
5.40%, 01/06/2042	235,000	215,017
US Bancorp
1.38%, 07/22/2030	275,000	202,878
Wells Fargo & Co.
3.00%, 10/23/2026	220,000	199,083
		1,418,179
Beverages — 0.4%
PepsiCo, Inc.
2.25%, 03/19/2025	340,000	320,304
Biotechnology — 0.4%
Gilead Sciences, Inc.
2.95%, 03/01/2027	360,000	327,207
Commercial Services — 0.3%
PayPal Holdings, Inc.
1.65%, 06/01/2025	250,000	229,373
Computers — 0.4%
Apple, Inc.
3.75%, 11/13/2047	350,000	275,170
Diversified Financial Services — 0.9%
Capital One Financial Corp.
3.20%, 02/05/2025	335,000	316,705
Mastercard, Inc.
3.30%, 03/26/2027	215,000	201,409
Visa, Inc.
4.30%, 12/14/2045	205,000	174,700
		692,814
Healthcare-Services — 0.6%
Humana, Inc.
3.70%, 03/23/2029	235,000	209,381
UnitedHealth Group, Inc.
3.70%, 08/15/2049	265,000	196,636
		406,017
Insurance — 0.9%
Chubb INA Holdings, Inc.
2.88%, 11/03/2022	230,000	229,989
MetLife, Inc.
3.60%, 04/10/2024	220,000	215,153
Prudential Financial, Inc.
4.60%, 05/15/2044	260,000	214,579
		659,721
Media — 0.9%
Comcast Corp.
3.70%, 04/15/2024	220,000	215,926
Walt Disney Co.
3.00%, 02/13/2026	440,000	411,149
		627,075
Security Description	Shares or Principal Amount	Value

Miscellaneous Manufacturing — 0.4%
General Electric Co.
6.75%, 03/15/2032	$ 255,000	$ 277,045
Oil & Gas — 0.5%
Chevron USA, Inc.
3.90%, 11/15/2024	220,000	216,063
Exxon Mobil Corp.
3.57%, 03/06/2045	245,000	181,281
		397,344
Pharmaceuticals — 0.8%
Becton Dickinson and Co.
3.70%, 06/06/2027	230,000	213,203
Cigna Corp.
1.25%, 03/15/2026	240,000	209,484
CVS Health Corp.
4.78%, 03/25/2038	220,000	190,951
		613,638
Pipelines — 0.7%
Enterprise Products Operating LLC
3.75%, 02/15/2025	325,000	312,610
MPLX LP
2.65%, 08/15/2030	265,000	208,622
		521,232
Retail — 1.1%
Home Depot, Inc.
3.00%, 04/01/2026	220,000	206,786
Lowe's Cos, Inc.
3.75%, 04/01/2032	230,000	198,538
McDonald's Corp.
3.38%, 05/26/2025	220,000	211,165
TJX Cos., Inc.
2.25%, 09/15/2026	225,000	203,285
		819,774
Semiconductors — 0.7%
Intel Corp.
3.90%, 03/25/2030	240,000	217,536
NVIDIA Corp.
3.20%, 09/16/2026	325,000	305,706
		523,242
Software — 0.4%
Oracle Corp.
2.50%, 04/01/2025	340,000	317,663
Telecommunications — 0.5%
AT&T, Inc.
5.35%, 09/01/2040	240,000	212,403
Verizon Communications, Inc.
2.88%, 11/20/2050	295,000	174,086
		386,489
Transportation — 0.7%
Burlington Northern Santa Fe LLC
3.55%, 02/15/2050	240,000	172,382
CSX Corp.
3.80%, 03/01/2028	210,000	196,044

SunAmerica Series Trust SA Franklin Tactical Opportunities Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Transportation (continued)
FedEx Corp.
4.75%, 11/15/2045	$ 215,000	$ 169,926
		538,352
Total Corporate Bonds & Notes (cost $11,514,759)		9,670,009
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 15.4%
U.S. Government — 15.4%
United States Treasury Bonds
1.13%, 05/15/2040	625,000	373,071
1.25%, 05/15/2050	985,000	507,544
2.75%, 11/15/2047	855,000	641,517
3.00%, 08/15/2048	950,000	754,285
3.38%, 05/15/2044	755,000	638,417
United States Treasury Notes
1.13%, 02/15/2031	890,000	711,618
1.63%, 08/15/2029	1,020,000	869,351
2.00%, 02/15/2025 to 11/15/2026	2,787,000	2,586,281
2.13%, 02/29/2024	770,000	745,095
2.25%, 01/31/2024 to 02/15/2027	1,485,000	1,381,680
2.63%, 02/15/2029	440,000	400,744
2.88%, 05/15/2032	340,000	308,072
3.00%, 07/31/2024	680,000	661,858
3.25%, 06/30/2027	770,000	736,734
4.25%, 10/15/2025	210,000	208,884
Total U.S. Government & Agency Obligations (cost $13,562,459)		11,525,151
UNAFFILIATED INVESTMENT COMPANIES — 5.4%
iShares MSCI EAFE ETF	2,550	151,240
iShares Core S&P 500 ETF	2,501	969,863
iShares MSCI USA Quality Factor ETF	4,553	512,486
iShares Edge MSCI USA Momentum Factor ETF	3,474	512,901
iShares Russell 1000 Value ETF	876	131,172
iShares Core High Dividend ETF	4,913	506,088
Vanguard Value ETF	5,714	788,361
CION Investment Corp.	1,200	11,172
Invesco S&P 500 Low Volatility ETF	7,889	487,067
Total Unaffiliated Investment Companies (cost $4,139,021)		4,070,350
Security Description	Shares or Principal Amount	Value
WARRANTS — 0.0%
Retail — 0.0%
Cie Financiere Richemont SA Expires 11/22/2023† (cost $0)	1,057	$ 518
Total Long-Term Investment Securities (cost $74,810,847)		71,767,908
SHORT-TERM INVESTMENTS — 6.2%
Unaffiliated Investment Companies — 6.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.01%(2) (cost $4,656,785)	4,656,785	4,656,785
TOTAL INVESTMENTS (cost $79,467,632)	102.0%	76,424,693
Other assets less liabilities	(2.0)	(1,490,907)
NET ASSETS	100.0%	$74,933,786
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA Franklin Tactical Opportunities Portfolio has no right to demand registration of these securities. At October 31, 2022, the aggregate value of these securities was $81,281 representing 0.1% of net assets.
(1)	Securities classified as Level 3 (see Note 1).
(2)	The rate shown is the 7-day yield as of October 31, 2022.
ADR—American Depositary Receipt
ASX—Australian Stock Exchange
CVR—Contingent Value Rights
ETF—Exchange Traded Fund
LSE—London Stock Exchange
NASDAQ—National Association of Securities Dealers Automated Quotations
NYSE—New York Stock Exchange
TRQX—Turquoise Stock Exchange
TSX—Toronto Stock Exchange
XAMS—Euronext Amsterdam Stock Exchange
XEGT—Equiduct Stock Exchange
XMIL—Euronext Milan Stock Exchange

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized (Depreciation)
6	Long	S&P 500 E-Mini Index	December 2022	$1,206,983	$1,164,900	$ (42,083)
15	Long	U.S. Treasury 10 Year Notes	December 2022	1,772,968	1,658,906	(114,062)
						$(156,145)
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

SunAmerica Series Trust SA Franklin Tactical Opportunities Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2022— (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2022 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Advertising	$15,786	$22,788	$—	$38,574
Aerospace/Defense	788,015	165,284	—	953,299
Agriculture	278,601	144,732	—	423,333
Airlines	—	62,756	—	62,756
Apparel	220,572	183,195	—	403,767
Auto Manufacturers	215,585	355,949	—	571,534
Auto Parts & Equipment	202,364	83,473	—	285,837
Banks	1,816,487	1,117,748	—	2,934,235
Beverages	672,662	227,291	—	899,953
Biotechnology	624,041	49,260	5,586	678,887
Building Materials	204,401	175,082	—	379,483
Chemicals	858,586	210,738	—	1,069,324
Commercial Services	1,179,501	64,944	—	1,244,445
Computers	1,843,223	23,433	—	1,866,656
Cosmetics/Personal Care	239,982	201,268	—	441,250
Distribution/Wholesale	362,370	299,281	—	661,651
Diversified Financial Services	1,363,711	150,495	—	1,514,206
Electric	475,492	176,936	—	652,428
Electrical Components & Equipment	16,511	76,258	—	92,769
Electronics	416,511	84,684	—	501,195
Engineering & Construction	59,477	40,075	—	99,552
Entertainment	32,179	48,663	—	80,842
Food	856,222	447,289	—	1,303,511
Food Service	—	46,397	—	46,397
Gas	37,697	71,106	—	108,803
Hand/Machine Tools	6,662	25,332	—	31,994
Healthcare-Products	1,505,758	80,260	—	1,586,018
Healthcare-Services	1,414,387	26,579	—	1,440,966
Holding Companies-Diversified	—	58,708	—	58,708
Home Builders	140,670	14,971	—	155,641
Home Furnishings	16,431	97,836	—	114,267
Insurance	1,713,090	770,826	—	2,483,916
Internet	2,636,469	93,618	—	2,730,087
Iron/Steel	155,958	73,321	59	229,338
Leisure Time	6,581	35,080	—	41,661
Lodging	77,786	77,310	—	155,096
Machinery-Construction & Mining	160,237	63,569	—	223,806
Machinery-Diversified	66,986	113,137	—	180,123
Media	451,394	97,414	—	548,808
Metal Fabricate/Hardware	—	33,720	—	33,720
Mining	69,524	434,623	—	504,147
Miscellaneous Manufacturing	516,542	60,890	—	577,432
Office/Business Equipment	—	19,063	—	19,063
Oil & Gas	1,787,829	641,036	—	2,428,865
Pharmaceuticals	3,175,159	1,043,909	0	4,219,068
Private Equity	—	20,699	—	20,699
Real Estate	36,977	224,898	—	261,875
REITS	541,130	64,866	—	605,996
Retail	1,945,307	407,138	—	2,352,445
Semiconductors	1,046,897	289,584	—	1,336,481
Software	3,267,129	117,649	—	3,384,778
Telecommunications	984,164	562,410	—	1,546,574
Toys/Games/Hobbies	—	40,750	—	40,750
Transportation	839,951	182,517	—	1,022,468
Other Industries	852,403	—	—	852,403
Corporate Bonds & Notes	—	9,670,009	—	9,670,009
U.S. Government & Agency Obligations	—	11,525,151	—	11,525,151
Unaffiliated Investment Companies	4,070,350	—	—	4,070,350

SunAmerica Series Trust SA Franklin Tactical Opportunities Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2022— (unaudited) — (continued)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Warrants	$518	$—	$—	$518
Short-Term Investments	4,656,785	—	—	4,656,785
Total Investments at Value	$44,923,050	$31,495,998	$5,645	$76,424,693
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$156,145	$—	$—	$156,145
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
Level 3 investments in securities were not considered a significant portion of the Portfolio's net assets.
See Notes to Portfolio of Investments

SunAmerica Series Trust SA Global Index Allocation 60/40 Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2022— (unaudited)

Security Description	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES#(1) — 100.1%
Domestic Fixed Income Investment Companies — 39.8%
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	1,594,886	$14,641,052
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	1,718,130	16,459,687
Total Domestic Fixed Income Investment Companies (cost $35,628,398)		31,100,739
Domestic Equity Investment Companies — 32.9%
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	623,615	19,138,743
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	356,814	4,813,421
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	142,303	1,775,936
Total Domestic Equity Investment Companies (cost $23,831,967)		25,728,100
International Equity Investment Companies — 27.4%
SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio, Class 1	189,163	2,207,537
SunAmerica Series Trust SA International Index Portfolio, Class 1	1,859,408	19,151,903
Total International Equity Investment Companies (cost $23,799,210)		21,359,440
TOTAL INVESTMENTS (cost $83,259,575)	100.1%	78,188,279
Other assets less liabilities	(0.1)	(81,482)
NET ASSETS	100.0%	$78,106,797
#	The SunAmerica Series Trust SA Global Index Allocation 60/40 Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of the SunAmerica Series Trust. Additional information on the underlying Portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.aig.com/getprospectus.
(1)	See Note 2.
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Investment Companies	$78,188,279	$—	$—	$78,188,279
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Portfolio of Investments

SunAmerica Series Trust SA Global Index Allocation 75/25 Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2022— (unaudited)

Security Description	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES#(1) — 100.1%
Domestic Equity Investment Companies — 41.2%
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	727,091	$22,314,415
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	400,702	5,405,480
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	270,575	3,376,773
Total Domestic Equity Investment Companies (cost $29,171,015)		31,096,668
International Equity Investment Companies — 33.8%
SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio, Class 1	295,053	3,443,261
SunAmerica Series Trust SA International Index Portfolio, Class 1	2,147,112	22,115,254
Total International Equity Investment Companies (cost $29,100,944)		25,558,515
Domestic Fixed Income Investment Companies — 25.1%
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	976,434	8,963,668
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	1,039,575	9,959,128
Total Domestic Fixed Income Investment Companies (cost $21,634,425)		18,922,796
TOTAL INVESTMENTS (cost $79,906,384)	100.1%	75,577,979
Other assets less liabilities	(0.1)	(81,833)
NET ASSETS	100.0%	$75,496,146
#	The SunAmerica Series Trust SA Global Index Allocation 75/25 Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of the SunAmerica Series Trust. Additional information on the underlying Portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.aig.com/getprospectus.
(1)	See Note 2.
The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2022 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Investment Companies	$75,577,979	$—	$—	$75,577,979
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Portfolio of Investments

SunAmerica Series Trust SA Global Index Allocation 90/10 Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2022— (unaudited)

Security Description	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES#(1) — 100.1%
Domestic Equity Investment Companies — 48.5%
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	3,099,360	$ 95,119,367
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	1,916,917	25,859,206
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	1,209,571	15,095,440
Total Domestic Equity Investment Companies (cost $125,595,791)		136,074,013
International Equity Investment Companies — 41.5%
SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio, Class 1	1,092,207	12,746,052
SunAmerica Series Trust SA International Index Portfolio, Class 1	10,085,900	103,884,776
Total International Equity Investment Companies (cost $132,832,614)		116,630,828
Domestic Fixed Income Investment Companies — 10.1%
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	1,444,284	13,258,525
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	1,585,349	15,187,646
Total Domestic Fixed Income Investment Companies (cost $32,376,202)		28,446,171
TOTAL INVESTMENTS (cost $290,804,607)	100.1%	281,151,012
Other assets less liabilities	(0.1)	(142,413)
NET ASSETS	100.0%	$281,008,599
#	The SunAmerica Series Trust SA Global Index Allocation 90/10 Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of the SunAmerica Series Trust. Additional information on the underlying Portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.aig.com/getprospectus.
(1)	See Note 2.
The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2022 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Investment Companies	$281,151,012	$—	$—	$281,151,012
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Portfolio of Investments

SunAmerica Series Trust SA Goldman Sachs Global Bond Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2022— (unaudited)

Security Description		Shares or Principal Amount	Value
CORPORATE BONDS & NOTES — 18.0%
Australia — 0.4%
Australia & New Zealand Banking Group, Ltd.
2.95%, 07/22/2030*		$ 400,000	$ 356,870
Macquarie Bank, Ltd.
3.05%, 03/03/2036*		475,000	335,904
Macquarie Group, Ltd.
1.34%, 01/12/2027*		225,000	190,843
Westpac Banking Corp.
2.67%, 11/15/2035		525,000	371,914
			1,255,531
Belgium — 0.1%
Anheuser-Busch InBev SA NV
2.70%, 03/31/2026	EUR	245,000	236,325
Brazil — 0.1%
Banco do Brasil SA (Cayman)
6.25%, 04/15/2024(1)		240,000	210,914
Cayman Islands — 0.1%
Avolon Holdings Funding, Ltd.
3.95%, 07/01/2024*		250,000	234,054
Denmark — 0.2%
Danske Bank A/S
4.30%, 04/01/2028*		700,000	616,716
Finland — 0.1%
Citycon Oyj
3.63%, 06/10/2026(1)	EUR	675,000	334,535
France — 1.9%
BNP Paribas SA
3.38%, 01/09/2025*		2,050,000	1,937,916
BPCE SA
4.00%, 09/12/2023*		1,300,000	1,273,977
CNP Assurances
0.38%, 03/08/2028	EUR	200,000	153,441
Credit Agricole SA
1.25%, 01/26/2027*		650,000	547,489
Electricite de France SA
2.88%, 12/15/2026(1)	EUR	600,000	442,510
6.13%, 06/02/2034	GBP	350,000	398,253
Engie SA
1.00%, 03/13/2026	EUR	200,000	181,834
Societe Generale SA
1.49%, 12/14/2026*		550,000	460,113
			5,395,533
Germany — 0.8%
Allianz SE
3.20%, 10/30/2027*(1)		400,000	270,120
Deutsche Bank AG
1.75%, 11/19/2030	EUR	200,000	148,572
2.13%, 11/24/2026		150,000	126,115
2.22%, 09/18/2024		300,000	284,228
3.73%, 01/14/2032		325,000	228,936
4.63%, 10/30/2027(1)	EUR	600,000	429,889
6.00%, 10/30/2025(1)		400,000	312,916
FMS Wertmanagement
1.38%, 03/07/2025	GBP	600,000	646,328
			2,447,104
Security Description		Shares or Principal Amount	Value

India — 0.0%
Reliance Industries, Ltd.
3.63%, 01/12/2052*		$ 250,000	$ 146,747
Ireland — 0.6%
AIB Group PLC
2.88%, 05/30/2031	EUR	274,000	232,915
6.25%, 06/23/2025(1)	EUR	200,000	182,351
Bank of Ireland Group PLC
0.38%, 05/10/2027	EUR	375,000	313,507
1.38%, 08/11/2031	EUR	350,000	281,498
GE Capital International Funding Co. ULC
4.42%, 11/15/2035		655,000	577,901
Smurfit Kappa Acquisitions ULC
2.88%, 01/15/2026	EUR	210,000	199,227
			1,787,399
Isle of Man — 0.1%
Sasol Financing International, Ltd.
4.50%, 11/14/2022		200,000	199,236
Italy — 0.4%
Aeroporti di Roma SpA
1.63%, 02/02/2029	EUR	250,000	196,763
Enel SpA
1.38%, 06/27/2027(1)	EUR	700,000	517,582
3.38%, 08/24/2026(1)	EUR	135,000	114,235
Intesa Sanpaolo SpA
1.35%, 02/24/2031	EUR	350,000	246,680
Telecom Italia SpA
4.00%, 04/11/2024	EUR	150,000	143,955
			1,219,215
Jersey — 0.1%
Galaxy Pipeline Assets Bidco, Ltd.
2.16%, 03/31/2034		184,932	150,571
Glencore Finance Europe, Ltd.
3.13%, 03/26/2026	GBP	100,000	102,732
			253,303
Luxembourg — 0.6%
ArcelorMittal SA
4.25%, 07/16/2029		155,000	136,946
Blackstone Property Partners Europe Holdings SARL
1.00%, 05/04/2028	EUR	350,000	253,385
1.25%, 04/26/2027	EUR	237,000	183,708
1.75%, 03/12/2029	EUR	350,000	256,248
2.00%, 02/15/2024	EUR	300,000	277,340
Logicor Financing SARL
2.25%, 05/13/2025	EUR	350,000	306,709
3.25%, 11/13/2028	EUR	300,000	239,096
			1,653,432
Mexico — 0.2%
Banco Mercantil del Norte SA
5.88%, 01/24/2027*(1)		200,000	152,463
Mexico City Airport Trust
3.88%, 04/30/2028*		210,000	177,450
5.50%, 07/31/2047		200,000	129,100
			459,013

SunAmerica Series Trust SA Goldman Sachs Global Bond Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2022— (unaudited) — (continued)

Security Description		Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Netherlands — 1.0%
ABN AMRO Bank NV
1.54%, 06/16/2027*		$ 500,000	$ 420,504
American Medical Systems Europe BV
0.75%, 03/08/2025	EUR	800,000	743,401
Enel Finance International NV
2.88%, 07/12/2041*		425,000	234,495
ING Groep NV
1.00%, 11/13/2030 to 11/16/2032	EUR	300,000	251,584
4.02%, 03/28/2028		225,000	202,361
4.25%, 03/28/2033		200,000	166,090
Prosus NV
3.68%, 01/21/2030		200,000	147,185
Repsol International Finance BV
4.25%, 09/11/2028(1)	EUR	350,000	296,473
Technip Energies NV
1.13%, 05/28/2028	EUR	525,000	402,350
WPC Eurobond BV
0.95%, 06/01/2030	EUR	175,000	117,371
			2,981,814
South Korea — 0.1%
Korea Hydro & Nuclear Power Co, Ltd.
4.25%, 07/27/2027*		220,000	206,523
Spain — 0.7%
Banco Santander SA
2.71%, 06/27/2024		600,000	569,566
3.49%, 05/28/2030		200,000	157,875
CaixaBank SA
0.38%, 11/18/2026	EUR	300,000	259,707
0.75%, 05/26/2028	EUR	200,000	163,431
1.13%, 05/17/2024	EUR	400,000	381,608
2.25%, 04/17/2030	EUR	100,000	88,874
FCC Aqualia SA
2.63%, 06/08/2027	EUR	365,000	325,159
			1,946,220
SupraNational — 2.1%
African Export-Import Bank
3.80%, 05/17/2031*		200,000	153,480
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC
3.00%, 09/01/2029*	EUR	100,000	70,561
Asian Development Bank
1.13%, 06/10/2025	GBP	2,700,000	2,874,344
2.35%, 06/21/2027	JPY	40,000,000	295,173
CANPACK SA /Eastern PA Land Investment Holding LLC
2.38%, 11/01/2027*	EUR	200,000	159,602
European Investment Bank
2.25%, 03/15/2030	EUR	1,670,000	1,590,749
Inter-American Development Bank
7.00%, 06/15/2025		850,000	899,227
			6,043,136
Security Description		Shares or Principal Amount	Value

Sweden — 0.0%
Verisure Holding AB
3.25%, 02/15/2027*	EUR	150,000	$ 125,905
Switzerland — 0.1%
Credit Suisse AG
2.95%, 04/09/2025		$ 250,000	223,749
Credit Suisse Group AG
3.09%, 05/14/2032*		300,000	205,767
			429,516
United Kingdom — 1.3%
BAT International Finance PLC
3.95%, 06/15/2025*		1,000,000	950,863
Bellis Acquisition Co. PLC
3.25%, 02/16/2026*	GBP	100,000	93,168
BP Capital Markets PLC
3.25%, 03/22/2026(1)	EUR	200,000	181,344
3.63%, 03/22/2029(1)	EUR	300,000	253,593
HSBC Holdings PLC
5.40%, 08/11/2033		525,000	455,169
Imperial Brands Finance PLC
3.38%, 02/26/2026	EUR	160,000	147,897
Nationwide Building Society
3.96%, 07/18/2030*		200,000	167,709
Natwest Group PLC
1.64%, 06/14/2027		275,000	228,483
Santander UK Group Holdings PLC
1.09%, 03/15/2025		400,000	366,858
Standard Chartered PLC
1.21%, 03/23/2025*		200,000	185,066
1.46%, 01/14/2027*		700,000	580,240
Vodafone Group PLC
1.88%, 09/11/2025	EUR	210,000	199,213
			3,809,603
United States — 7.0%
AbbVie, Inc.
2.60%, 11/21/2024		750,000	712,665
Air Lease Corp.
2.88%, 01/15/2026		350,000	311,130
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
3.65%, 02/01/2026		550,000	526,773
AutoNation, Inc.
1.95%, 08/01/2028		125,000	95,854
Aviation Capital Group LLC
1.95%, 01/30/2026*		75,000	62,645
Bank of America Corp.
3.37%, 01/23/2026		1,000,000	942,526
4.57%, 04/27/2033		293,000	259,654
BAT Capital Corp.
2.26%, 03/25/2028		550,000	435,853
Bayer US Finance II LLC
4.25%, 12/15/2025*		650,000	621,474
Becton Dickinson & Co.
0.03%, 08/13/2025	EUR	230,000	206,637
3.36%, 06/06/2024		431,000	418,346
Boeing Co.
3.25%, 02/01/2035		50,000	35,333
5.15%, 05/01/2030		425,000	392,693
5.81%, 05/01/2050		25,000	21,501

SunAmerica Series Trust SA Goldman Sachs Global Bond Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2022— (unaudited) — (continued)

Security Description		Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
United States (continued)
Broadcom, Inc.
3.14%, 11/15/2035*		$ 364,000	$ 252,497
4.15%, 04/15/2032*		275,000	230,169
CF Industries, Inc.
5.38%, 03/15/2044		135,000	114,723
Cheniere Energy Partners LP
3.25%, 01/31/2032		145,000	112,835
4.50%, 10/01/2029		735,000	648,968
Citigroup, Inc.
3.11%, 04/08/2026		800,000	746,731
3.79%, 03/17/2033		855,000	708,214
4.91%, 05/24/2033		350,000	317,959
Dell International LLC/EMC Corp.
5.30%, 10/01/2029		150,000	140,428
6.02%, 06/15/2026		475,000	474,127
6.20%, 07/15/2030		75,000	73,470
Dollar Tree, Inc.
4.00%, 05/15/2025		400,000	387,951
EMD Finance LLC
3.25%, 03/19/2025*		900,000	857,675
Ford Motor Credit Co. LLC
3.25%, 09/15/2025	EUR	325,000	301,139
General Motors Financial Co, Inc.
1.69%, 03/26/2025	EUR	185,000	170,659
General Motors Financial Co., Inc.
0.85%, 02/26/2026	EUR	115,000	100,374
Glencore Funding LLC
1.63%, 04/27/2026*		297,000	255,099
HCA, Inc.
3.38%, 03/15/2029*		100,000	84,824
5.88%, 02/01/2029		300,000	292,839
Hewlett Packard Enterprise Co.
4.45%, 10/02/2023		350,000	347,212
6.35%, 10/15/2045		97,000	87,722
Hyundai Capital America
1.00%, 09/17/2024*		1,525,000	1,380,443
International Flavors & Fragrances, Inc.
1.23%, 10/01/2025*		300,000	259,806
JPMorgan Chase & Co.
2.96%, 05/13/2031		350,000	275,357
4.59%, 04/26/2033		296,000	263,601
Mattel, Inc.
5.88%, 12/15/2027*		160,000	155,261
McKesson Corp.
1.50%, 11/17/2025	EUR	200,000	186,429
Morgan Stanley
2.94%, 01/21/2033		333,000	259,372
MPT Operating Partnership LP/MPT Finance Corp.
3.69%, 06/05/2028	GBP	450,000	360,313
4.63%, 08/01/2029		300,000	237,669
Occidental Petroleum Corp.
8.88%, 07/15/2030		300,000	340,500
ONE Gas, Inc.
1.10%, 03/11/2024		314,000	297,048
Security Description	Shares or Principal Amount	Value

United States (continued)
Pioneer Natural Resources Co.
1.13%, 01/15/2026	$ 25,000	$ 21,778
Realty Income Corp.
4.63%, 11/01/2025	650,000	634,468
Sabine Pass Liquefaction LLC
5.63%, 03/01/2025	650,000	647,290
Spirit Realty LP
2.10%, 03/15/2028	175,000	137,698
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.88%, 02/01/2031	575,000	507,328
6.88%, 01/15/2029	155,000	154,448
Teledyne Technologies, Inc.
0.95%, 04/01/2024	400,000	374,096
T-Mobile USA, Inc.
3.50%, 04/15/2025	250,000	238,503
3.75%, 04/15/2027	450,000	415,150
UnitedHealth Group, Inc.
5.35%, 02/15/2033	925,000	927,964
VICI Properties LP/VICI Note Co., Inc.
4.63%, 12/01/2029*	575,000	499,985
VMware, Inc.
4.70%, 05/15/2030	145,000	130,932
Warnermedia Holdings, Inc.
5.05%, 03/15/2042*	112,000	81,939
		20,536,077
Venezuela — 0.0%
Petroleos de Venezuela SA
5.38%, 04/12/2027†(2)(3)	390,000	7,800
Total Corporate Bonds & Notes (cost $63,677,457)		52,535,651
ASSET BACKED SECURITIES — 4.5%
Cayman Islands — 3.6%
Arbor Realty Commercial Real Estate Notes, Ltd. FRS
Series 2022-FL1, Class A 4.24%, (SOFR30A+1.45%), 01/15/2037*	950,000	917,201
Diameter Capital CLO 1, Ltd. FRS
Series 2021-1A, Class A1A 5.32%, (3 ML+1.24%), 07/15/2036*	1,100,000	1,051,806
Elmwood CLO IV, Ltd. FRS
Series 2020-1A, Class A 5.32%, (3 ML+1.24%), 04/15/2033*	1,100,000	1,061,891
HalseyPoint CLO 3, Ltd. FRS
Series 2020-3A, Class A1A 5.86%, (3 ML+1.45%), 11/30/2032*	1,225,000	1,195,340
ICG US CLO, Ltd. FRS
Series 2017-1A, Class ARR 5.54%, (3 ML+1.17%), 07/28/2034*	2,100,000	1,998,410

SunAmerica Series Trust SA Goldman Sachs Global Bond Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Cayman Islands (continued)
Marble Point CLO XIX, Ltd. FRS
Series 2020-3A, Class D 8.13%, (3 ML+3.90%), 01/19/2034*	$ 400,000	$ 349,038
Trysail CLO, Ltd. FRS
Series 2021-1A, Class A1 5.56%, (3 ML+1.32%), 07/20/2032*	2,100,000	2,030,022
Venture 39 CLO, Ltd. FRS
Series 2020-39A, Class A1 5.36%, (3 ML+1.28%), 04/15/2033*	1,200,000	1,149,323
Wellfleet CLO X, Ltd. FRS
Series 2019-XA, Class A1R 5.41%, (3 ML+1.17%), 07/20/2032*	750,000	719,611
		10,472,642
United States — 0.9%
Citigroup Mtg. Loan Trust, Inc. FRS
Series 2005-HE4, Class M2 4.26%, (1 ML+0.68%), 10/25/2035	67,253	64,978
Higher Education Funding I FRS
Series 2014-1, Class A 4.05%, (3 ML+1.05%), 05/25/2034*	423,880	423,284
Home Equity Loan Trust FRS
Series 2007-FRE1, Class 2AV3 3.82%, (1 ML+0.23%), 04/25/2037	302,789	289,708
Mill City Mtg. Loan Trust VRS
Series 2017-2, Class A3 3.11%, 07/25/2059*(4)	127,108	118,357
SLM Student Loan Trust FRS
Series 2003-1, Class A5A 3.40%, (3 ML+0.11%), 12/15/2032*	969,230	903,966
Series 2008-4, Class A4 6.01%, (3 ML+1.65%), 07/25/2022	244,633	243,364
Series 2008-5, Class A4 6.06%, (3 ML+1.70%), 07/25/2023	462,848	456,022
		2,499,679
Total Asset Backed Securities (cost $13,316,476)		12,972,321
COLLATERALIZED MORTGAGE OBLIGATIONS — 1.6%
Bermuda — 0.1%
Bellemeade Re, Ltd. FRS
Series 2021-2A, Class M1B 4.50%, (SOFR30A+1.50%), 06/25/2031*	225,000	217,691
Security Description	Shares or Principal Amount	Value

United States — 1.5%
BANK
Series 2018-BN10, Class D 2.60%, 02/15/2061*	$ 200,000	$ 135,863
Series 2018-BN14, Class D 3.00%, 09/15/2060*	175,000	119,357
Series 2018-BN13, Class D 3.00%, 08/15/2061*	300,000	200,096
Series 2019-BN19, Class D 3.00%, 08/15/2061*	100,000	66,854
Benchmark Mtg. Trust VRS
Series 2018-B6, Class D 3.11%, 10/10/2051*(4)	250,000	178,470
Countrywide Alternative Loan Trust FRS
Series 2005-82, Class A1 4.13%, (1 ML+0.54%), 02/25/2036	241,736	185,011
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk FRS
Series 2020-HQA5, Class M2 5.60%, (SOFR30A+2.60%), 11/25/2050*	112,009	112,008
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk REMIC Trust FRS
Series 2021-HQA1, Class B1 6.00%, (SOFR30A+3.00%), 08/25/2033*	225,000	180,637
Series 2020-HQA4, Class M2 6.74%, (1 ML+3.15%), 09/25/2050*	12,282	12,281
Series 2020-DNA4, Class M2 7.34%, (1 ML+3.75%), 08/25/2050*	26	26
Series 2020-DNA5, Class B1 7.80%, (SOFR30A+4.80%), 10/25/2050*	578,000	572,708
Series 2020-HQA4, Class B1 8.84%, (1 ML+5.25%), 09/25/2050*	401,000	396,565
Series 2020-DNA4, Class B1 9.59%, (1 ML+6.00%), 08/25/2050*	563,000	588,245
Federal National Mtg. Assoc. Connecticut Avenue Securities FRS
Series 2019-R02, Class 1M2 5.89%, (1 ML+2.30%), 08/25/2031*	15,963	15,943
Series 2021-R01, Class 1B1 6.10%, (SOFR30A+3.10%), 10/25/2041*	381,000	344,147
Federal National Mtg. Assoc. REMIC
Series 2012-153, Class B 7.00%, 07/25/2042	167,392	175,676
Series 2012-111, Class B 7.00%, 10/25/2042	44,638	46,408

SunAmerica Series Trust SA Goldman Sachs Global Bond Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
United States (continued)
JPMorgan Mtg. Trust VRS
Series 2021-LTV2, Class A1 2.52%, 05/25/2052*(4)	$ 698,610	$ 535,595
Lehman XS Trust FRS
Series 2007-7N, Class 1A2 4.07%, (1 ML+0.48%), 06/25/2047	192,343	165,496
Sequoia Mtg. Trust FRS
Series 2004-10, Class A3A 5.38%, (6 ML+0.66%), 11/20/2034	14,148	12,305
Washington Mutual Mtg. Pass-Through Certs. FRS
Series 2006-AR5, Class 4A 2.36%, (12 MTA+0.99%), 06/25/2046	200,446	154,523
Wells Fargo Alternative Loan Trust VRS
Series 2007-PA6, Class A1 4.27%, 12/28/2037(4)	101,305	92,570
Wells Fargo Commercial Mtg. Trust
Series 2017-RC1, Class D 3.25%, 01/15/2060*	150,000	111,896
Wells Fargo Mtg. Backed Securities Trust VRS
Series 2019-3, Class A1 3.50%, 07/25/2049*(4)	23,269	21,095
		4,423,775
Total Collateralized Mortgage Obligations (cost $5,170,455)		4,641,466
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 28.3%
United States — 28.3%
United States Treasury Bonds
1.38%, 11/15/2040	2,000,000	1,235,547
1.75%, 08/15/2041	8,350,000	5,449,680
1.88%, 02/15/2041(5)	13,060,000	8,828,764
2.00%, 11/15/2041	1,350,000	920,320
2.25%, 05/15/2041(5)	18,220,000	13,137,616
United States Treasury Bonds STRIPS
0.01%, 02/15/2038 to 08/15/2038	1,020,000	508,973
United States Treasury Notes
0.75%, 04/30/2026	18,080,000	15,952,069
1.38%, 11/15/2031	2,440,000	1,946,853
1.88%, 02/15/2032	7,650,000	6,361,453
2.75%, 05/31/2029	2,740,000	2,508,920
2.88%, 04/30/2029	2,190,000	2,022,414
3.88%, 09/30/2029	70,000	68,753
4.25%, 10/15/2025(5)	14,880,000	14,800,950
Federal Home Loan Bank
2.63%, 09/12/2025	2,200,000	2,084,463
Federal Home Loan Mtg. Corp.
5.00%, 10/01/2029 to 05/01/2041	462,924	463,142
Security Description		Shares or Principal Amount	Value

United States (continued)
Federal National Mtg. Assoc.
4.50%, 02/01/2040 to 08/01/2041		$ 51,508	$ 49,697
6.00%, 10/01/2034 to 10/01/2041		573,665	587,207
Government National Mtg. Assoc.
4.50%, 02/20/2049		1,462,362	1,408,332
5.00%, 09/20/2049		1,319,647	1,297,669
Uniform Mtg. Backed Securities
5.00%, 11/14/2052		3,000,000	2,892,773
Total U.S. Government & Agency Obligations (cost $88,206,061)			82,525,595
FOREIGN GOVERNMENT OBLIGATIONS — 44.1%
Australia — 0.4%
Commonwealth of Australia
3.25%, 06/21/2039	AUD	740,000	427,368
4.50%, 04/21/2033	AUD	1,100,000	747,983
			1,175,351
Belgium — 0.7%
Kingdom of Belgium
0.35%, 06/22/2032*	EUR	1,080,000	853,574
2.15%, 06/22/2066*	EUR	620,000	496,755
Region Wallonne Belgium
2.88%, 01/14/2038	EUR	800,000	734,690
			2,085,019
Canada — 2.1%
Government of Canada
2.75%, 12/01/2048	CAD	1,500,000	983,018
Province of British Columbia, Canada
2.85%, 06/18/2025	CAD	3,600,000	2,566,310
4.95%, 06/18/2040	CAD	400,000	313,270
Province of Ontario, Canada
2.85%, 06/02/2023	CAD	1,200,000	873,837
Province of Quebec, Canada
2.25%, 09/15/2026	GBP	1,360,000	1,437,306
			6,173,741
Denmark — 0.3%
Kingdom of Denmark
4.50%, 11/15/2039	DKK	4,700,000	776,663
France — 4.8%
Government of France
Zero Coupon, 03/25/2025	EUR	7,820,000	7,339,744
0.75%, 02/25/2028	EUR	1,210,000	1,101,258
1.25%, 05/25/2034	EUR	2,110,000	1,760,190
1.75%, 05/25/2066*	EUR	1,100,000	781,872
2.00%, 05/25/2048*	EUR	130,000	104,072
4.50%, 04/25/2041	EUR	2,450,000	2,893,687
			13,980,823
Germany — 0.2%
State of North Rhine-Westphalia, Germany
2.13%, 06/13/2025	GBP	400,000	435,651

SunAmerica Series Trust SA Goldman Sachs Global Bond Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2022— (unaudited) — (continued)

Security Description		Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Hungary — 0.1%
Government of Hungary
5.50%, 06/16/2034*		$ 200,000	$ 171,960
Indonesia — 0.3%
Perusahaan Penerbit SBSN Indonesia III
4.70%, 06/06/2032*		210,000	196,210
Republic of Indonesia
4.65%, 09/20/2032		860,000	795,191
			991,401
Ireland — 0.0%
Republic of Ireland
0.35%, 10/18/2032	EUR	140,000	110,997
Israel — 0.1%
Israel Government USAID
5.50%, 09/18/2023		300,000	301,410
Italy — 7.7%
Republic of Italy
0.90%, 04/01/2031	EUR	6,450,000	4,961,048
0.95%, 03/01/2023	EUR	2,550,000	2,514,367
1.45%, 05/15/2025	EUR	1,200,000	1,140,252
2.15%, 09/01/2052*	EUR	470,000	296,649
2.80%, 06/15/2029	EUR	6,170,000	5,724,480
2.80%, 03/01/2067*	EUR	200,000	138,354
3.25%, 03/01/2038*	EUR	40,000	34,253
5.50%, 11/01/2022	EUR	6,380,000	6,305,033
6.00%, 05/01/2031	EUR	1,040,000	1,178,534
			22,292,970
Japan — 20.2%
Government of Japan
0.01%, 05/01/2024 to 10/01/2024	JPY	6,476,100,000	43,591,000
1.00%, 03/20/2062	JPY	422,000,000	2,409,653
1.10%, 09/20/2042	JPY	1,016,750,000	6,890,405
1.40%, 09/20/2052	JPY	882,650,000	5,912,054
			58,803,112
Nigeria — 0.1%
Federal Republic of Nigeria
7.88%, 02/16/2032		490,000	314,825
Romania — 0.1%
Government of Romania
2.00%, 01/28/2032*	EUR	70,000	44,338
3.38%, 01/28/2050*	EUR	10,000	5,235
3.62%, 05/26/2030*	EUR	300,000	231,992
			281,565
Spain — 2.3%
Kingdom of Spain
0.85%, 07/30/2037*	EUR	330,000	225,422
1.25%, 10/31/2030*	EUR	160,000	138,966
1.50%, 04/30/2027*	EUR	2,770,000	2,612,898
2.55%, 10/31/2032*	EUR	660,000	614,523
2.90%, 10/31/2046*	EUR	770,000	677,716
3.45%, 07/30/2043 to 07/30/2066*	EUR	1,971,000	1,868,227
5.15%, 10/31/2044*	EUR	550,000	671,613
			6,809,365
Security Description		Shares or Principal Amount	Value

SupraNational — 1.6%
European Union
0.01%, 07/06/2026	EUR	5,240,000	$ 4,707,554
Sweden — 0.1%
Kingdom of Sweden
1.00%, 11/12/2026	SEK	4,610,000	395,565
United Kingdom — 3.0%
United Kingdom Gilt Treasury
1.50%, 07/31/2053	GBP	490,000	344,127
1.75%, 07/22/2057	GBP	40,000	30,295
3.25%, 01/22/2044	GBP	3,130,000	3,284,377
3.50%, 01/22/2045 to 07/22/2068	GBP	4,050,000	4,512,077
4.25%, 12/07/2046	GBP	470,000	576,235
			8,747,111
Venezuela — 0.0%
Republic of Venezuela
9.25%, 05/07/2028†(2)(3)		$ 230,000	15,525
Total Foreign Government Obligations (cost $147,850,280)			128,570,608
PURCHASED OPTIONS† — 0.3%
Purchased Options - Calls — 0.2%
Over the Counter call option on the USD vs KRW (Expiration Date: 11/15/2022; Strike Price: USD 1,469.00; Counterparty: Deutsche Bank AG)		998,000	2,624
Over the Counter call option on the USD vs. BRL (Expiration Date: 11/10/2022; Strike Price: USD 5.67; Counterparty: JPMorgan Chase Bank, N.A.)		2,000,000	1,046
Over the Counter call option on the USD vs. BRL (Expiration Date: 11/23/2022; Strike Price: USD 5.58; Counterparty: Morgan Stanley and Co., Inc.)		2,004,000	6,850
Over the Counter call option on the USD vs. CNH (Expiration Date: 11/10/2022; Strike Price: USD 7.29; Counterparty: Citibank, N.A.)		2,007,000	23,026
Over the Counter call option on the USD vs. CNH (Expiration Date: 11/16/2022; Strike Price: USD 7.31; Counterparty: HSBC Bank PLC)		1,993,000	21,885

SunAmerica Series Trust SA Goldman Sachs Global Bond Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
PURCHASED OPTIONS (continued)
Purchased Options - Calls (continued)
Over the Counter call option on the USD vs. CNH (Expiration Date: 11/17/2022; Strike Price: USD 7.32; Counterparty: JPMorgan Chase Bank, N.A.)	1,985,000	$ 21,285
Over the Counter call option on the USD vs. CNH (Expiration Date: 11/30/2022; Strike Price: USD 7.44; Counterparty: Citibank, N.A.)	2,018,000	11,819
Over the Counter call option on the USD vs. ILS (Expiration Date: 11/10/2022; Strike Price: USD 3.62; Counterparty: JPMorgan Chase Bank, N.A.)	1,003,000	1,792
Over the Counter call option on the USD vs. ILS (Expiration Date: 11/10/2022; Strike Price: USD 3.63; Counterparty: JPMorgan Chase Bank, N.A.)	1,001,000	1,590
Over the Counter call option on the USD vs. ILS (Expiration Date: 11/17/2022; Strike Price: USD 3.61; Counterparty: Bank of America, N.A.)	1,998,000	7,175
Over the Counter call option on the USD vs. ILS (Expiration Date: 11/30/2022; Strike Price: USD 3.59; Counterparty: UBS AG)	2,018,000	13,561
Over the Counter call option on the USD vs. INR (Expiration Date: 11/10/2022; Strike Price: USD 83.50; Counterparty: Deutsche Bank AG)	1,501,000	3,473
Over the Counter call option on the USD vs. INR (Expiration Date: 11/30/2022; Strike Price: USD 84.26; Counterparty: Citibank, N.A.)	1,513,000	5,592
Security Description	Shares or Principal Amount	Value

Purchased Options - Calls (continued)
Over the Counter call option on the USD vs. KRW (Expiration Date: 11/03/2022; Strike Price: USD 1443.90; Counterparty: Standard Chartered Bank)	999,000	$ 4,004
Over the Counter call option on the USD vs. KRW (Expiration Date: 11/03/2022; Strike Price: USD 1461.50; Counterparty: Standard Chartered Bank)	2,063,000	4,252
Over the Counter call option on the USD vs. KRW (Expiration Date: 12/07/2022; Strike Price: USD 1480.20; Counterparty: Standard Chartered Bank)	1,980,000	10,154
Over the Counter call option on the USD vs. MXN (Expiration Date: 11/03/2022; Strike Price: USD 20.69; Counterparty: Bank of America, N.A.)	2,063,000	78
Over the Counter call option on the USD vs. NOK (Expiration Date: 11/02/2022; Strike Price: USD 11.02; Counterparty: HSBC Bank PLC)	2,009,000	2
Over the Counter call option on the USD vs. NOK (Expiration Date: 11/10/2022; Strike Price: USD 10.90; Counterparty: UBS AG)	2,041,000	2,953
Over the Counter call option on the USD vs. NOK (Expiration Date: 11/16/2022; Strike Price: USD 11.05; Counterparty: UBS AG)	996,000	1,402
Over the Counter call option on the USD vs. NOK (Expiration Date: 11/17/2022; Strike Price: USD 10.94; Counterparty: UBS AG)	999,000	2,349
Over the Counter call option on the USD vs. NOK (Expiration Date: 11/28/2022; Strike Price: USD 10.53; Counterparty: Morgan Stanley and Co., Inc.)	2,020,000	25,345

SunAmerica Series Trust SA Goldman Sachs Global Bond Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
PURCHASED OPTIONS (continued)
Purchased Options - Calls (continued)
Over the Counter call option on the USD vs. SEK (Expiration Date: 11/03/2022; Strike Price: USD 11.46; Counterparty: Deutsche Bank AG)	1,004,000	$ 259
Over the Counter call option on the USD vs. SEK (Expiration Date: 11/10/2022; Strike Price: USD 11.32; Counterparty: HSBC Bank PLC)	2,041,000	7,178
Over the Counter call option on the USD vs. SEK (Expiration Date: 11/28/2022; Strike Price: USD 11.13; Counterparty: Deutsche Bank AG)	2,020,000	26,191
Over the Counter call option on the USD vs. TRY (Expiration Date: 11/02/2022; Strike Price: USD 18.95; Counterparty: JPMorgan Chase Bank, N.A.)	1,001,000	148
Over the Counter call option on the USD vs. TRY (Expiration Date: 11/11/2022; Strike Price: USD 19.21; Counterparty: UBS AG)	1,003,000	1,081
Over the Counter call option on the USD vs. TRY (Expiration Date: 11/29/2022; Strike Price: USD 19.08; Counterparty: Morgan Stanley and Co., Inc.)	521,087	5,558
Over the Counter call option on the USD vs. TWD (Expiration Date: 11/15/2022; Strike Price: USD 32.40; Counterparty: Citibank, N.A.)	1,996,000	10,908
Over the Counter call option on the USD vs. TWD (Expiration Date: 11/30/2022; Strike Price: USD 32.75; Counterparty: Morgan Stanley and Co., Inc.)	4,036,000	20,031
Over the Counter call option on the USD vs. ZAR (Expiration Date: 11/03/2022; Strike Price: USD 18.33; Counterparty: UBS AG)	2,063,000	17,954
Security Description	Shares or Principal Amount	Value

Purchased Options - Calls (continued)
Over the Counter call option on the USD vs. ZAR (Expiration Date: 11/16/2022; Strike Price: USD 18.93; Counterparty: Bank of America, N.A.)	996,000	$ 5,214
Over the Counter call option on the USD vs. ZAR (Expiration Date: 11/17/2022; Strike Price: USD 18.69; Counterparty: Deutsche Bank AG)	997,000	8,799
Over the Counter call option on the USD vs. ZAR (Expiration Date: 11/17/2022; Strike Price: USD 18.85; Counterparty: BNP Paribas)	1,998,000	13,171
Over the Counter call option on the USD vs. ZAR (Expiration Date: 11/23/2022; Strike Price: USD 18.95; Counterparty: Deutsche Bank AG)	992,000	7,066
Over the Counter call option on the USD vs. ZAR (Expiration Date: 12/22/2022; Strike Price: USD 19.18; Counterparty: Citibank, N.A.)	1,984,000	23,282
Over the counter call option to enter into an interest rate swap for the right to receive a fixed rate of 0.52% versus GBP-SONIA maturing 11/15/2022 (Counterparty: Citibank, N.A.)	13,810,000	2
Over the counter call option to enter into an interest rate swap for the right to receive a fixed rate of 0.54% versus GBP-SONIA maturing 11/16/2022 (Counterparty: Morgan Stanley and Co., Inc.)	12,570,000	2
Over the counter call option to enter into an interest rate swap for the right to receive a fixed rate of 0.70% versus USD-LIBOR_BBA maturing 11/14/2022 (Counterparty: JPMorgan Chase Bank, N.A.)	7,300,000	1
Over the counter call option to enter into an interest rate swap for the right to receive a fixed rate of 1.80% versus USD-SOFR maturing 11/16/2022 (Counterparty: JPMorgan Chase Bank, N.A.)	33,500,000	3

SunAmerica Series Trust SA Goldman Sachs Global Bond Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
PURCHASED OPTIONS (continued)
Purchased Options - Calls (continued)
Over the counter call option to enter into an interest rate swap for the right to receive a fixed rate of 1.85% versus USD-SOFR maturing 11/22/2022 (Counterparty: Deutsche Bank AG)	33,700,000	$ 3
Over the counter call option to enter into an interest rate swap for the right to receive a fixed rate of 2.40% versus USD-SOFR maturing 07/28/2023 (Counterparty: Citibank, N.A.)	3,200,000	18,379
Over the counter call option to enter into an interest rate swap for the right to receive a fixed rate of 2.52% versus EUR-LIBOR_BBA maturing 10/27/2023 (Counterparty: Morgan Stanley and Co., Inc.)	3,000,000	77,076
Over the counter call option to enter into an interest rate swap for the right to receive a fixed rate of 2.70% versus USD-SOFR maturing 04/28/2023 (Counterparty: Deutsche Bank AG)	3,040,000	16,409
Over the counter call option to enter into an interest rate swap for the right to receive a fixed rate of 2.94% versus EUR-LIBOR_BBA maturing 01/19/2023 (Counterparty: Morgan Stanley and Co., Inc.)	1,020,000	19,027
		449,999
Purchased Options - Puts — 0.1%
Over the Counter put option on the AUD vs. USD (Expiration Date: 11/17/2022; Strike Price: AUD 0.60; Counterparty: UBS AG)	1,591,000	1,417
Over the Counter put option on the AUD vs. USD (Expiration Date: 11/17/2022; Strike Price: AUD 0.61; Counterparty: Standard Chartered Bank)	1,586,000	2,315
Over the Counter put option on the AUD vs. USD (Expiration Date: 11/24/2022; Strike Price: AUD 0.62; Counterparty: Bank of America, N.A.)	3,149,000	9,282
Security Description	Shares or Principal Amount	Value

Purchased Options - Puts (continued)
Over the Counter put option on the EUR vs. USD (Expiration Date: 11/03/2022; Strike Price: EUR 0.97; Counterparty: Deutsche Bank AG)	2,072,000	$ 1,046
Over the Counter put option on the EUR vs. USD (Expiration Date: 11/10/2022; Strike Price: EUR 0.94; Counterparty: Citibank, N.A.)	1,032,000	353
Over the Counter put option on the EUR vs. USD (Expiration Date: 11/10/2022; Strike Price: EUR 0.95; Counterparty: Standard Chartered Bank)	2,061,000	1,173
Over the Counter put option on the EUR vs. USD (Expiration Date: 11/16/2022; Strike Price: EUR 0.95; Counterparty: Morgan Stanley and Co., Inc.)	1,026,000	1,089
Over the Counter put option on the EUR vs. USD (Expiration Date: 11/17/2022; Strike Price: EUR 0.96; Counterparty: Morgan Stanley and Co., Inc.)	2,032,000	5,635
Over the Counter put option on the EUR vs. USD (Expiration Date: 11/23/2022; Strike Price: EUR 0.96; Counterparty: Deutsche Bank AG)	2,026,000	7,292
Over the Counter put option on the EUR vs. USD (Expiration Date: 11/24/2022; Strike Price: EUR 0.97; Counterparty: BNP Paribas SA)	4,024,000	18,631
Over the Counter put option on the EUR vs. USD (Expiration Date: 11/28/2022; Strike Price: EUR 0.99; Counterparty: BNP Paribas SA)	4,020,000	47,463
Over the Counter put option on the GBP vs. USD (Expiration Date: 11/10/2022; Strike Price: GBP 1.09; Counterparty: UBS AG)	1,362,000	871

SunAmerica Series Trust SA Goldman Sachs Global Bond Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
PURCHASED OPTIONS (continued)
Purchased Options - Puts (continued)
Over the Counter put option on the GBP vs. USD (Expiration Date: 11/24/2022; Strike Price: GBP 1.11; Counterparty: Standard Chartered Bank)	1,753,000	$ 8,176
Over the Counter put option on the GBP vs. USD (Expiration Date: 11/30/2022; Strike Price: GBP 1.14; Counterparty: Barclays Bank)	1,741,000	18,748
Over the Counter put option on the NZD vs. USD (Expiration Date: 11/10/2022; Strike Price: NZD 0.54; Counterparty: Standard Chartered Bank)	1,804,000	272
Over the Counter put option on the NZD vs. USD (Expiration Date: 11/24/2022; Strike Price: NZD 0.56; Counterparty: UBS AG)	3,490,000	7,838
Over the Counter put option on the NZD vs. USD (Expiration Date: 11/03/2022; Strike Price: NZD 0.55; Counterparty: Morgan Stanley and Co., Inc.)	1,776,000	47
Over the Counter put option on the NZD vs. USD (Expiration Date: 11/03/2022; Strike Price: NZD 0.56; Counterparty: Barclays Capital Group)	3,591,000	278
Over the Counter put option on the NZD vs. USD (Expiration Date: 11/17/2022; Strike Price: NZD 0.55; Counterparty: Morgan Stanley and Co., Inc.)	1,772,000	2,078
Over the Counter put option on the NZD vs. USD (Expiration Date: 11/24/2022; Strike Price: NZD 0.55; Counterparty: Barclays Capital Group)	3,452,000	3,960
Security Description		Shares or Principal Amount	Value

Purchased Options - Puts (continued)
Over the Counter put option on the NZD vs. USD (Expiration Date: 11/28/2022; Strike Price: NZD 0.57; Counterparty: JPMorgan Chase Bank, N.A.)		3,466,000	$ 15,845
Over the Counter put option on the USD vs. TRY (Expiration Date: 11/29/2022; Strike Price: USD 19.08; Counterparty: Morgan Stanley and Co., Inc.)		521,087	4,909
Over the counter put option to enter into an interest rate swap for the right to pay a fixed rate of 3.00% versus USD-SOFR maturing 05/05/2023 (Counterparty: Deutsche Bank AG)		2,990,000	211,196
			369,914
Total Purchased Options (cost $1,610,433)			819,913
Total Long-Term Investment Securities (cost $319,831,162)			282,065,554
SHORT-TERM INVESTMENTS — 3.4%
Foreign Government Obligations — 3.2%
Government of Japan Disc. Bills (0.16%), 03/10/2023	JPY	$1,141,950,000	7,683,571
Government of Japan Disc. Bills (0.15%), 01/06/2023	JPY	254,650,000	1,713,027
			9,396,598
Unaffiliated Investment Companies — 0.2%
State Street Institutional U.S. Government Money Market Fund, Administration Class 2.76%(6)		634,661	634,661
Total Short-Term Investments (cost $10,415,437)			10,031,259
TOTAL INVESTMENTS (cost $330,246,599)		100.2%	292,096,813
Other assets less liabilities		(0.2)	(659,617)
NET ASSETS		100.0%	$291,437,196
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA Goldman Sachs Global Bond Portfolio has no right to demand registration of these securities. At October 31, 2022, the aggregate value of these securities was $40,888,717 representing 14.0% of net assets.
†	Non-income producing security
(1)	Perpetual maturity - maturity date reflects the next call date.

SunAmerica Series Trust SA Goldman Sachs Global Bond Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2022— (unaudited) — (continued)

(2)	Security in default of interest.
(3)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of October 31, 2022, the Portfolio held the following restricted securities:
Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Corporate Bonds & Notes
Petroleos de Venezuela SA 5.38%, 04/12/2027	10/23/2017	$390,000	$115,546	$7,800	$2.00	0.00%
Foreign Government Obligations
Republic of Venezuela 9.25%, 05/07/2028	08/01/2017	230,000	93,621	15,525	6.75	0.01
				$23,325		0.01%
(4)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(5)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(6)	The rate shown is the 7-day yield as of October 31, 2022.
1 ML—1 Month USD LIBOR
12 MTA—Federal Reserve US 12 Month Cumulative Average 1 Year CMT
3 ML—3 Month USD LIBOR
6 ML—6 Month USD LIBOR
CLO—Collateralized Loan Obligation
FRS—Floating Rate Security
REMIC—Real Estate Mortgage Investment Conduit
SOFR—Secured Overnight Financing Rate
SOFR30A—US 30 Day Average Secured Overnight Financing Rate
SONIA—Sterling Overnight Index Average
STRIPS—Separate Trading of Registered Interest and Principal
ULC—Unlimited Liability Corp.
VRS—Variable Rate Security
AUD—Australian Dollar
CAD—Canadian Dollar
DKK—Danish Krone
EUR—Euro Currency
GBP—British Pound
JPY—Japanese Yen
NZD—New Zealand Dollar
SEK—Swedish Krona
The rates shown on FRS and/or VRS are the current interest rates at October 31, 2022 and unless noted otherwise, the dates shown are the original maturity dates.

Interest Rate Swaps
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally Cleared	11,540,000	BRL	Fixed 5.800%	Less than 1-Month BRCDI	Maturity	Maturity	Jan 2023	$ 623	$ 120,270	$ 120,893
Centrally Cleared	6,080,000	NZD	3-Month NZDBB	Fixed 1.250%	Annual	Quarterly	Dec 2022	(1,089)	(9,196)	(10,285)
Centrally Cleared	4,970,000	BRL	Less than 1-Month BRCDI	Fixed 10.565	Maturity	Maturity	Jan 2023	—	(11,532)	(11,532)
Centrally Cleared	1,770,000	BRL	Less than 1-Month BRCDI	Fixed 12.400	Maturity	Maturity	Jan 2023	(9)	2,023	2,014
Centrally Cleared	1,630,000	BRL	Less than 1-Month BRCDI	Fixed 12.300	Maturity	Maturity	Jan 2024	842	(608)	234
Centrally Cleared	15,010,000	BRL	1-Month BRCDI	Fixed 11.814	Monthly	Monthly	Jan 2024	10,192	(35,073)	(24,881)
Centrally Cleared	5,150,000	BRL	Fixed 10.950	1-Month BRCDI	Monthly	Monthly	Jan 2025	(1,092)	20,195	19,103
Centrally Cleared	2,749,310,000	KRW	Fixed 3.000	3-Month KSDA	Quarterly	Quarterly	Jun 2024	2,370	34,724	37,094
Centrally Cleared	4,470,000	EUR	6-Month EURIBOR	Fixed 2.000	Annual	Semiannual	May 2032	(101,930)	(102,582)	(204,512)
Centrally Cleared	1,847,760,000	JPY	Fixed 0.500	12-Month TIBOR	Annual	Annual	May 2032	58,110	145,914	204,024
Centrally Cleared	4,460,000	USD	Less than 1-Month SOFR	Fixed 2.500	Annual	Annual	Jun 2029	(2,830)	(70,503)	(73,333)
Centrally Cleared	11,760,000	USD	Fixed 2.570	Less than 1-Month SOFR	Annual	Annual	Jun 2031	11,470	156,751	168,221
Centrally Cleared	7,470,000	USD	Less than 1-Month SOFR	Fixed 2.730	Annual	Annual	Jun 2033	(6,095)	(90,383)	(96,478)
Centrally Cleared	857,950,000	KRW	Fixed 3.750	3-Month KSDA	Quarterly	Quarterly	Dec 2032	(17,826)	29,026	11,200
Centrally Cleared	21,920,000	CNY	3-Month CNRR	Fixed 2.500	Annual	Quarterly	Dec 2024	22,392	(186)	22,206
Centrally Cleared	10,260,000	CNY	3-Month CNRR	Fixed 2.500	Annual	Quarterly	Dec 2027	6,110	(510)	5,600
Centrally Cleared	1,010,000	EUR	6-Month EURIBOR	Fixed 2.855	Annual	Semiannual	Jul 2037	(13,275)	(6,339)	(19,614)

SunAmerica Series Trust SA Goldman Sachs Global Bond Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2022— (unaudited) — (continued)

Interest Rate Swaps — (continued)
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally Cleared	720,000	EUR	Fixed 1.560%	6-Month EURIBOR	Annual	Semiannual	Jul 2052	$ (6,226)	$ 13,003	$ 6,777
Centrally Cleared	630,000	USD	Fixed 2.680	Less than 1-Month SOFR	Annual	Annual	Jul 2032	(3,148)	23,891	20,743
Centrally Cleared	1,530,000	USD	Less than 1-Month SOFR	Fixed 2.910%	Annual	Annual	Jul 2037	2,676	(41,179)	(38,503)
Centrally Cleared	1,080,000	USD	Fixed 2.080	Less than 1-Month SOFR	Annual	Annual	Jul 2047	(687)	15,421	14,734
Centrally Cleared	5,470,000	EUR	Fixed 1.452	6-Month EURIBOR	Annual	Semiannual	Aug 2042	35,562	89,172	124,734
Centrally Cleared	2,400,000	EUR	6-Month EURIBOR	Fixed 2.152	Annual	Semiannual	Aug 2037	(32,979)	(51,380)	(84,359)
Centrally Cleared	3,030,000	EUR	6-Month EURIBOR	Fixed 1.051	Annual	Semiannual	Aug 2047	(6,058)	(30,250)	(36,308)
Centrally Cleared	6,350,000	AUD	Fixed 3.250	3-Month BBSW	Quarterly	Quarterly	Aug 2024	15,599	37,085	52,684
Centrally Cleared	2,030,000	EUR	6-Month EURIBOR	Fixed 2.500	Annual	Semiannual	Aug 2032	(58,143)	5,507	(52,636)
Centrally Cleared	1,480,000	GBP	Fixed 2.500	Less than 1-Month SONIA	Annual	Annual	Aug 2032	4,596	44,347	48,943
Centrally Cleared	270,000	EUR	Fixed 2.350	6-Month EURIBOR	Annual	Semiannual	Jul 2029	9,356	(1,588)	7,768
Centrally Cleared	3,970,000	NZD	3-Month NZDBB	Fixed 4.000	Semiannual	Quarterly	Dec 2027	(49,965)	(29,644)	(79,609)
Centrally Cleared	3,140,000	EUR	6-Month EURIBOR	Fixed 1.500	Annual	Semiannual	Dec 2027	(151,336)	(61,529)	(212,865)
Centrally Cleared	33,220,000	HKD	Fixed 3.750	3-Month HIBOR	Quarterly	Quarterly	Dec 2024	29,836	72,241	102,077
Centrally Cleared	1,725,000	PLN	Fixed 7.500	6-Month WIBOR	Annual	Semiannual	Dec 2024	(3,688)	8,055	4,367
Centrally Cleared	1,000,000	PLN	6-Month WIBOR	Fixed 6.500	Semiannual	Semiannual	Dec 2027	3,037	(11,318)	(8,281)
Centrally Cleared	2,675,000	PLN	6-Month WIBOR	Fixed 6.250	Annual	Semiannual	Dec 2032	9,138	(51,371)	(42,233)
Centrally Cleared	43,850,000	ZAR	Fixed 8.750	3-Month JIBAR	Quarterly	Quarterly	Dec 2024	(38,012)	2,694	(35,318)
Centrally Cleared	8,300,000	ZAR	3-Month JIBAR	Fixed 9.500	Quarterly	Quarterly	Dec 2032	9,126	(13,405)	(4,279)
Centrally Cleared	5,310,000	EUR	6-Month EURIBOR	Fixed 2.750	Annual	Semiannual	Sep 2032	(99,085)	14,239	(84,846)
Centrally Cleared	58,810,000	SEK	Fixed 2.750	3-Month STIBOR	Annual	Quarterly	Sep 2032	58,156	1,402	59,558
Centrally Cleared	2,200,000	EUR	Fixed 2.350	6-Month EURIBOR	Annual	Semiannual	Sep 2027	24,483	12,590	37,073
Centrally Cleared	3,250,000	EUR	6-Month EURIBOR	Fixed 2.650	Annual	Semiannual	Sep 2032	(37,213)	(27,727)	(64,940)
Centrally Cleared	690,000	EUR	Fixed 1.800	6-Month EURIBOR	Annual	Semiannual	Sep 2052	3,470	20,369	23,839
Centrally Cleared	1,020,000	USD	Fixed 2.750	Less than 1-Month SOFR	Annual	Annual	Dec 2027	48,188	8,882	57,070
Centrally Cleared	1,590,000	USD	Less than 1-Month SOFR	Fixed 2.500	Annual	Annual	Dec 2032	(161,757)	(7,864)	(169,621)
Centrally Cleared	2,420,000	EUR	Fixed 1.500	6-Month EURIBOR	Annual	Semiannual	Dec 2025	78,383	22,578	100,961
Centrally Cleared	2,790,000	EUR	Fixed 1.750	6-Month EURIBOR	Annual	Semiannual	Dec 2029	142,250	76,131	218,381
Centrally Cleared	770,000	EUR	6-Month EURIBOR	Fixed 2.000	Annual	Semiannual	Dec 2032	(61,938)	(8,279)	(70,217)
Centrally Cleared	220,000	EUR	Fixed 2.000	6-Month EURIBOR	Annual	Semiannual	Dec 2042	13,903	15,507	29,410
Centrally Cleared	210,000	EUR	6-Month EURIBOR	Fixed 1.750	Annual	Semiannual	Dec 2052	(13,996)	(17,242)	(31,238)
Centrally Cleared	1,400,000	EUR	12-Month ESTR	Fixed 1.500	Annual	Annual	Dec 2027	(69,307)	(6,870)	(76,177)
Centrally Cleared	1,420,000	GBP	Less than 1-Month SONIA	Fixed 2.500	Annual	Annual	Dec 2026	(78,585)	(32,896)	(111,481)
Centrally Cleared	1,540,000	GBP	Fixed 2.000	Less than 1-Month SONIA	Annual	Annual	Dec 2042	287,485	81,827	369,312
Centrally Cleared	290,000	CAD	3-Month CDOR	Fixed 3.250	Semiannual	Semiannual	Dec 2032	(9,271)	(122)	(9,393)
Centrally Cleared	3,950,000	AUD	6-Month BBSW	Fixed 3.750	Semiannual	Semiannual	Dec 2027	(66,504)	(1,987)	(68,491)
Centrally Cleared	3,500,000	AUD	Fixed 3.750	6-Month BBSW	Semiannual	Semiannual	Dec 2032	152,866	3,752	156,618
Centrally Cleared	2,103,050,000	JPY	Fixed 0.000	12-Month TIBOR	Annual	Annual	Dec 2027	205,561	(7,398)	198,163
Centrally Cleared	1,214,740,000	JPY	Fixed 0.250	12-Month TIBOR	Annual	Annual	Dec 2032	223,548	49,088	272,636
Centrally Cleared	3,330,000	CHF	Fixed 1.500	12-Month SARON	Annual	Annual	Dec 2027	42,737	(13,558)	29,179
Centrally Cleared	179,860,000	SEK	3-Month STIBOR	Fixed 3.000	Annual	Quarterly	Dec 2024	(102,367)	9,992	(92,375)
Centrally Cleared	6,640,000	SEK	3-Month STIBOR	Fixed 3.000	Annual	Quarterly	Dec 2032	(6,467)	100	(6,367)
Centrally Cleared	150,100,000	NOK	Fixed 3.750	6-Month NIBOR	Annual	Semiannual	Dec 2024	(9,763)	47,396	37,633
Centrally Cleared	16,640,000	NZD	3-Month NZDBB	Fixed 4.000	Semiannual	Quarterly	Dec 2024	(161,451)	(49,814)	(211,265)
Centrally Cleared	40,000	NZD	3-Month NZDBB	Fixed 4.000	Quarterly	Quarterly	Dec 2032	(829)	(426)	(1,255)
Centrally Cleared	11,340,000	AUD	Fixed 3.250	3-Month BBSW	Quarterly	Quarterly	Dec 2024	116,769	3,503	120,272
Centrally Cleared	21,990,000	MXN	1-Month TIIE	Fixed 8.600	Monthly	Monthly	Dec 2032	(41,780)	(7,665)	(49,445)
Centrally Cleared	4,070,000	USD	Less than 1-Month SOFR	Fixed 3.600	Annual	Annual	Dec 2024	(22,103)	(52,019)	(74,122)
Centrally Cleared	1,000,000	PLN	Fixed 6.750	6-Month WIBOR	Annual	Semiannual	Dec 2027	898	5,296	6,194
Centrally Cleared	2,650,000	USD	Fixed 3.240	Less than 1-Month SOFR	Annual	Annual	Oct 2035	66,491	—	66,491
Centrally Cleared	6,350,000	USD	Less than 1-Month SOFR	Fixed 2.720	Annual	Annual	Aug 2037	(241,754)	44,325	(197,429)
Centrally Cleared	3,140,000	USD	Fixed 2.170	Less than 1-Month SOFR	Annual	Annual	Aug 2052	178,216	(30,802)	147,414
Centrally Cleared	2,000,000	GBP	Less than 1-Month SONIA	Fixed 2.500	Annual	Annual	Dec 2027	(185,787)	6,221	(179,566)
Centrally Cleared	33,030,000	NOK	Fixed 3.500	6-Month NIBOR	Annual	Semiannual	Dec 2027	48,646	(10,511)	38,135
Centrally Cleared	5,940,000	MXN	Fixed 9.200	1-Month TIIE	Monthly	Monthly	Dec 2024	5,300	(665)	4,635
Centrally Cleared	7,090,000	BRL	Fixed 12.795	Less than 1-Month BRCDI	Maturity	Maturity	Jan 2024	—	1,864	1,864
Centrally Cleared	10,750,000	BRL	Less than 1-Month BRCDI	Fixed 11.488	Monthly	Monthly	Jan 2025	(212)	(6,456)	(6,668)
Centrally Cleared	13,430,000	USD	Less than 1-Month SOFR	Fixed 4.390	Annual	Annual	Sep 2024	(53,145)	380	(52,765)
Centrally Cleared	2,520,000	EUR	Fixed 3.000	6-Month EURIBOR	Annual	Semiannual	Oct 2032	19,339	(3,633)	15,706

SunAmerica Series Trust SA Goldman Sachs Global Bond Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2022— (unaudited) — (continued)

Interest Rate Swaps — (continued)
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally Cleared	2,740,000	USD	Less than 1-Month SOFR	Fixed 3.500%	Annual	Annual	Oct 2032	$ (22,815)	$ 16,901	$ (5,914)
Centrally Cleared	11,380,000	USD	Less than 1-Month SOFR	Fixed 3.350	Annual	Annual	Oct 2027	(38,372)	(2)	(38,374)
								$(31,165)	$358,150	$326,985
Credit Default Swaps - Seller
Counterparty (OTC)/ Centrally cleared	Reference obligation	Implied credit spread	Notional amount	Currency	USD notional amount	Received fixed rate	Fixed payment frequency	Maturity date	Upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally Cleared	CDX North America Investment Grade Index	0.7643%	13,225,000	USD	13,225,000	1.000%	Quarterly	Dec 2026	$208,561	$ (92,372)	$116,189
Centrally Cleared	CDX North America Investment Grade Index	0.8093	2,475,000	USD	2,475,000	1.000	Quarterly	Jun 2025	23,175	(11,543)	11,632
Centrally Cleared	Bayerische Motoren Werke AG	0.9542	2,875,000	EUR	2,875,000	1.000	Quarterly	Dec 2027	31,596	(37,725)	(6,129)
Centrally Cleared	iTraxx	1.1375	2,875,000	EUR	2,875,000	1.000	Quarterly	Dec 2027	(29,318)	11,227	(18,091)
					21,450,000				$234,014	$(130,413)	$103,601
BBSW—Bank Bill Swap Reference Rate
BRCDI—Brazilian Interbank Certificate of Deposit
CDOR—Canadian Dollar Offered Rate
CNRR—China 7-day Reverse Repo Rate
ESTR—Euro Short-Term Rate
EURIBOR—Euro Interbank Offered Rate
HIBOR—Hong Kong Interbank Offered Rate
JIBAR—Johannesburg Interbank Average Rate
NIBOR—Norwegian Interbank Offered Rate
NZDBB—New Zealand Bank Dollar Bill
SARON—Swiss Average Rate Overnight
SOFR—Secured Overnight Financing Rate
SONIA—Sterling Overnight Index Average
TIIE—Interbank Equilibrium Interest Rate
WIBOR—Warsaw Interbank Offered Rate
AUD—Australian Dollar
BRL—Brazilian Real
CAD—Canadian Dollar
CHF—Swiss Franc
CNY—Yuan Renminbi
EUR—Euro Currency
GBP—British Pound
HKD—Hong Kong Dollar
JPY—Japanese Yen
KRW—South Korean Won
MXN—Mexican Peso
NOK—Norwegian Krone
NZD—New Zealand Dollar
PLN—Polish Zloty
SEK—Swedish Krona
USD—United States Dollar
ZAR—South African Rand

SunAmerica Series Trust SA Goldman Sachs Global Bond Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2022— (unaudited) — (continued)

Written Options on Interest Rate Swaps
Counterparty (OTC)/Exchange-Traded	Issue	Strike price	Expiration date	Notional amount	Premium	Value	Unrealized Appreciation (Depreciation)
Calls
JPMorgan Chase Bank, N.A.	Call option to enter into an interest rate swap for the right to receive a fixed rate of 1.06% versus USDLIBOR_BBA maturing 11/14/2022	1.06	11/14/2022	$1,400,000	$72,719	$ -	$ 72,719
Citibank, N.A.	Call option to enter into an interest rate swap for the right to receive a fixed rate of 0.55% versus GBP-SONIA maturing 11/15/2022	0.55	11/15/2022	1,430,000	32,504	1	32,503
Morgan Stanley and Co., Inc.	Call option to enter into an interest rate swap for the right to receive a fixed rate of 0.60% versus GBP-SONIA maturing 11/16/2022	0.60	11/16/2022	1,300,000	29,632	-	29,632
JPMorgan Chase Bank, N.A.	Call option to enter into an interest rate swap for the right to receive a fixed rate of 1.29% versus USD-SOFR maturing 11/16/2022	1.29	11/16/2022	33,500,000	40,200	3	40,197
JPMorgan Chase Bank, N.A.	Call option to enter into an interest rate swap for the right to receive a fixed rate of 1.55% versus USD-SOFR maturing 11/16/2022	1.55	11/16/2022	33,500,000	68,675	3	68,672
Deutsche Bank AG	Call option to enter into an interest rate swap for the right to receive a fixed rate of 1.60% versus USD-SOFR maturing 11/22/2022	1.60	11/22/2022	33,700,000	73,838	3	73,835
Deutsche Bank AG	Call option to enter into an interest rate swap for the right to receive a fixed rate of 1.35% versus USD-SOFR maturing 11/22/2023	1.35	11/22/2022	33,700,000	40,492	4	40,488
Deutsche Bank AG	Call option to enter into an interest rate swap for the right to receive a fixed rate of 2.01% versus USD-SOFR maturing 04/28/2023	2.01	4/28/2023	3,040,000	43,005	4,200	38,805
Deutsche Bank AG	Call option to enter into an interest rate swap for the right to receive a fixed rate of 2.36% versus USD-SOFR maturing 04/28/2023	2.36	4/28/2023	3,040,000	69,883	8,439	61,444
Citibank, N.A.	Call option to enter into an interest rate swap for the right to receive a fixed rate of 1.75% versus USD-SOFR maturing 07/28/2023	1.75	7/28/2023	3,200,000	40,000	6,295	33,705
Citibank, N.A.	Call option to enter into an interest rate swap for the right to receive a fixed rate of 2.08% versus USD-SOFR maturing 07/28/2023	2.07	7/28/2023	3,200,000	67,200	10,856	56,344
Deutsche Bank AG	Call option to enter into an interest rate swap for the right to receive a fixed rate of 3.40% versus USD-SOFR maturing 11/03/2022	3.40	11/3/2022	580,000	8,725	57	8,668
UBS AG	Call option to enter into an interest rate swap for the right to receive a fixed rate of 3.27% versus EUR-LIBOR_BBA maturing 11/10/2022	3.26	11/10/2022	470,000	7,639	10,561	(2,922)
JPMorgan Chase Bank, N.A.	Call option to enter into an interest rate swap for the right to receive a fixed rate of 3.63% versus USD-SOFR maturing 11/03/2022	3.63	11/14/2022	580,000	9,440	2,798	6,642
JPMorgan Chase Bank, N.A.	Call option to enter into an interest rate swap for the right to receive a fixed rate of 3.27% versus EUR-LIBOR_BBA maturing 11/17/2022	3.27	11/17/2022	460,000	7,660	11,221	(3,561)

SunAmerica Series Trust SA Goldman Sachs Global Bond Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2022— (unaudited) — (continued)

Written Options on Interest Rate Swaps — (continued)
Counterparty (OTC)/Exchange-Traded	Issue	Strike price	Expiration date	Notional amount	Premium	Value	Unrealized Appreciation (Depreciation)
JPMorgan Chase Bank, N.A.	Call option to enter into an interest rate swap for the right to receive a fixed rate of 3.84% versus USD-SOFR maturing 11/21/2022	3.84	11/21/2022	$580,000	$8,729	$ 8,128	$ 601
Morgan Stanley and Co., Inc.	Call option to enter into an interest rate swap for the right to receive a fixed rate of 2.29% versus EUR-LIBOR_BBA maturing 1/19/2023	2.29	1/19/2023	430,000	14,742	15,034	(292)
Morgan Stanley and Co., Inc.	Call option to enter into an interest rate swap for the right to receive a fixed rate of 3.25% versus EUR-LIBOR_BBA maturing 11/24/2022	3.25	11/24/2022	460,000	7,744	11,307	(3,563)
Morgan Stanley and Co., Inc.	Call option to enter into an interest rate swap for the right to receive a fixed rate of 3.75% versus USD-SOFR maturing 11/28/2022	3.75	11/28/2022	580,000	8,367	6,854	1,513
Morgan Stanley and Co., Inc.	Call option to enter into an interest rate swap for the right to receive a fixed rate of 1.95% versus EUR-LIBOR_BBA maturing 10/27/2023	1.95	10/27/2023	1,260,000	79,624	78,539	1,085
Citibank, N.A,	Call option to enter into an interest rate swap for the right to receive a fixed rate of 3.03% versus EUR-LIBOR_BBA maturing 11/30/2022	3.02	11/30/2022	460,000	7,075	71	7,004
					$737,893	$174,374	$563,519
Puts
Deutsche Bank AG	Put option to enter into an interest rate swap for the right to receive a fixed rate of 3.89% versus USD-SOFR maturing 05/05/2023	3.89	5/5/2023	2,990,000	38,425	79,468	(41,043)
Deutsche Bank AG	Put option to enter into an interest rate swap for the right to receive a fixed rate of 3.45% versus USD-SOFR maturing 05/05/2023	3.45	5/5/2023	2,990,000	66,176	135,030	(68,854)
Deutsche Bank AG	Put option to enter into an interest rate swap for the right to receive a fixed rate of 3.40% versus USD-SOFR maturing 11/03/2022	3.40	11/3/2022	580,000	8,725	19,410	(10,685)
UBS AG	Put option to enter into an interest rate swap for the right to receive a fixed rate of 3.27% versus EUR-LIBOR_BBA maturing 11/10/2022	3.26	11/10/2022	470,000	7,639	1,765	5,874
JPMorgan Chase Bank, N.A.	Put option to enter into an interest rate swap for the right to receive a fixed rate of 3.63% versus USD-SOFR maturing 11/14/2022	3.63	11/14/2022	580,000	9,440	11,285	(1,845)
JPMorgan Chase Bank, N.A.	Put option to enter into an interest rate swap for the right to receive a fixed rate of 3.27% versus EUR-LIBOR_BBA maturing 11/17/2022	3.27	11/17/2022	460,000	7,660	2,762	4,898
JPMorgan Chase Bank, N.A.	Put option to enter into an interest rate swap for the right to receive a fixed rate of 3.84% versus USD-SOFR maturing 11/21/2022	3.84	11/21/2022	580,000	8,729	6,666	2,063
Morgan Stanley and Co., Inc.	Put option to enter into an interest rate swap for the right to receive a fixed rate of 3.25% versus EUR-LIBOR_BBA maturing 11/24/2022	3.25	11/24/2022	460,000	7,744	3,582	4,162

SunAmerica Series Trust SA Goldman Sachs Global Bond Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2022— (unaudited) — (continued)

Written Options on Interest Rate Swaps — (continued)
Counterparty (OTC)/Exchange-Traded	Issue	Strike price	Expiration date	Notional amount	Premium	Value	Unrealized Appreciation (Depreciation)
Morgan Stanley and Co., Inc.	Put option to enter into an interest rate swap for the right to receive a fixed rate of 3.75% versus USD-SOFR maturing 11/28/2022	3.75	11/28/2022	$580,000	$8,367	$ 9,537	$ (1,170)
Citibank, N.A.	Put option to enter into an interest rate swap for the right to receive a fixed rate of 3.03% versus EUR-LIBOR_BBA maturing 11/30/2022	3.03	11/30/2022	460,000	7,075	71	7,004
					$169,980	$269,576	$(99,596)
					$907,873	$443,950	$463,923
Written Options on Foreign Currency
Description	Counterparty (OTC)/Exchange-Traded	Currency	Strike price	Expiration date	Notional amount	Premium	Value	Unrealized Appreciation (Depreciation)
Calls
USD vs. BRL	JPMorgan Chase Bank, N.A.	USD	5.41	11/10/2022	$1,000,000	$ 34,201	$ 3,735	$ 30,466
USD vs. INR	Morgan Stanley and Co., Inc.	USD	81.90	11/3/2022	502,000	4,875	5,566	(691)
USD vs. TWD	Bank of America, N.A.	USD	31.64	11/2/2022	502,000	4,621	9,534	(4,913)
EUR vs. USD	HSBC Bank PLC	EUR	0.98	12/1/2022	514,000	10,764	9,662	1,102
USD vs. NOK	HSBC Bank PLC	USD	10.65	11/2/2022	1,005,000	22,477	317	22,160
USD vs. CNH	JPMorgan Chase Bank, N.A.	USD	7.12	11/3/2022	502,000	4,961	14,706	(9,745)
EUR vs. CZK	Morgan Stanley and Co., Inc.	EUR	24.57	11/3/2022	513,000	2,874	276	2,598
EUR vs. USD	Deutsche Bank AG	EUR	1.02	11/3/2022	2,072,000	11,024	143	10,881
USD vs. ZAR	UBS AG	USD	17.82	11/3/2022	1,031,000	19,481	31,349	(11,868)
USD vs. MXN	Bank of America, N.A.	USD	20.23	11/3/2022	1,031,000	14,158	549	13,609
USD vs. KRW	Standard Chartered Bank	USD	1,416.65	11/3/2022	1,031,000	13,892	10,375	3,517
USD vs. SEK	HSBC Bank PLC	USD	10.95	11/10/2022	1,021,000	23,876	15,515	8,361
EUR vs. CHF	Morgan Stanley and Co., Inc.	EUR	0.97	11/10/2022	518,000	5,471	8,774	(3,303)
USD vs. NOK	UBS AG	USD	10.53	11/10/2022	1,021,000	23,503	7,205	16,298
EUR vs. SEK	Citibank, N.A.	EUR	10.84	11/10/2022	518,000	5,167	4,704	463
AUD vs. CAD	Bank of America, N.A.	AUD	0.88	11/10/2022	791,000	6,223	1,283	4,940
AUD vs. NZD	Morgan Stanley and Co., Inc.	AUD	1.14	11/10/2022	791,000	4,401	24	4,377
EUR vs. USD	Citibank, N.A.	EUR	1.00	11/10/2022	1,032,000	5,841	4,762	1,079
USD vs. SGD	JPMorgan Chase Bank, N.A.	USD	1.43	11/10/2022	505,000	4,850	744	4,106
USD vs. CNH	Morgan Stanley and Co., Inc.	USD	7.12	11/10/2022	505,000	5,289	14,898	(9,609)
USD vs. INR	Bank of America, N.A.	USD	82.45	11/10/2022	500,000	4,355	3,761	594
EUR vs. USD	Morgan Stanley and Co., Inc.	EUR	1.00	11/16/2022	1,026,000	5,436	5,867	(431)
USD vs. CNH	HSBC Bank PLC	USD	7.20	11/16/2022	996,000	10,727	20,772	(10,045)
USD vs. TWD	JPMorgan Chase Bank, N.A.	USD	31.83	11/16/2022	498,000	4,852	7,970	(3,118)
EUR vs. CHF	HSBC Bank PLC	EUR	0.98	11/16/2022	513,000	4,967	7,198	(2,231)
USD vs. CNH	JPMorgan Chase Bank, N.A.	USD	7.20	11/17/2022	993,000	10,319	21,089	(10,770)
AUD vs. USD	UBS AG	AUD	0.65	11/17/2022	1,591,000	7,160	9,344	(2,184)
EUR vs. SEK	Morgan Stanley and Co., Inc.	EUR	10.97	11/17/2022	509,000	4,977	2,467	2,510
USD vs. SGD	Standard Chartered Bank	USD	1.42	11/17/2022	496,000	4,298	2,419	1,879
EUR vs. USD	Morgan Stanley and Co., Inc.	EUR	1.01	11/17/2022	2,032,000	10,059	5,834	4,225
EUR vs. USD	Morgan Stanley and Co., Inc.	NZD	0.59	11/17/2022	1,772,000	6,537	9,739	(3,202)
AUD vs. USD	Standard Chartered Bank	AUD	0.65	11/17/2022	1,586,000	6,926	7,614	(688)
USD vs. ILS	Bank of America, N.A.	USD	3.53	11/17/2022	999,000	13,706	9,636	4,070
AUD vs. NZD	Morgan Stanley and Co., Inc.	AUD	1.11	11/23/2022	788,000	4,569	2,346	2,223
USD vs. ZAR	Citibank, N.A.	USD	18.32	11/3/2022	2,063,000	25,468	17,955	7,513
USD vs. KRW	Standard Chartered Bank	USD	1,443.90	11/3/2022	2,063,000	20,661	4,252	16,409
USD vs. SGD	JPMorgan Chase Bank, N.A.	USD	1.42	11/24/2022	496,000	4,003	3,426	577
USD vs. CNH	HSBC Bank PLC	USD	7.33	11/24/2022	496,000	6,169	5,540	629
USD vs. BRL	Morgan Stanley and Co., Inc.	USD	5.35	11/23/2022	1,002,000	28,894	10,565	18,329
USD vs. NOK	Morgan Stanley and Co., Inc.	USD	10.24	11/28/2022	1,010,000	19,878	25,606	(5,728)
USD vs. SEK	Deutsche Bank AG	USD	10.83	11/28/2022	1,010,000	17,894	26,689	(8,795)
EUR vs. SEK	Citibank, N.A.	EUR	10.92	11/29/2022	508,000	4,620	4,414	206
USD vs. INR	Citibank, N.A.	USD	83.50	11/10/2022	1,501,000	3,870	3,870	—

SunAmerica Series Trust SA Goldman Sachs Global Bond Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2022— (unaudited) — (continued)

Written Options on Foreign Currency — (continued)
Description	Counterparty (OTC)/Exchange-Traded	Currency	Strike price	Expiration date	Notional amount	Premium	Value	Unrealized Appreciation (Depreciation)
USD vs. CNH	Citibank, N.A.	USD	7.28	11/10/2022	$2,007,000	$ 20,192	$ 20,192	$ —
USD vs. ILS	UBS AG	USD	3.52	11/30/2022	1,009,000	13,289	13,289	—
USD vs. TWD	Morgan Stanley and Co., Inc.	USD	32.26	11/30/2022	2,018,000	20,097	20,095	2
EUR vs. CHF	Citibank, N.A.	EUR	0.99	12/2/2022	507,000	4,140	4,140	—
						$516,012	$420,210	$95,802
Puts
USD vs. INR	Morgan Stanley and Co., Inc.	USD	81.90	11/3/2022	502,000	4,875	143	4,732
USD vs. TWD	Bank of America, N.A.	USD	31.64	11/2/2022	502,000	4,621	2	4,619
EUR vs. USD	HSBC Bank PLC	EUR	0.98	12/1/2022	514,000	10,764	4,723	6,041
USD vs. CNH	JPMorgan Chase Bank, N.A.	USD	7.12	11/3/2022	502,000	4,961	54	4,907
EUR vs. CZK	Morgan Stanley and Co., Inc.	EUR	24.57	11/3/2022	513,000	2,874	1,976	898
NZD vs. USD	Barclays Capital Group	NZD	0.57	11/3/2022	1,796,000	18,393	1,576	16,817
EUR vs. CHF	Morgan Stanley and Co., Inc.	EUR	0.97	11/10/2022	518,000	5,471	406	5,065
EUR vs. SEK	Citibank, N.A.	EUR	10.84	11/10/2022	518,000	5,167	1,213	3,954
AUD vs. CAD	Bank of America, N.A.	AUD	0.88	11/10/2022	791,000	5,939	6,812	(873)
AUD vs. NZD	Morgan Stanley and Co., Inc.	AUD	1.13	11/10/2022	791,000	4,401	15,913	(11,512)
USD vs. SGD	JPMorgan Chase Bank, N.A.	USD	1.43	11/10/2022	505,000	4,850	7,225	(2,375)
USD vs. CNH	Morgan Stanley and Co., Inc.	USD	7.12	11/10/2022	505,000	5,289	323	4,966
USD vs. INR	Bank of America, N.A.	USD	82.45	11/10/2022	500,000	3,300	1,274	2,026
USD vs. KRW	Deutsche Bank AG	USD	1,394.00	11/15/2022	998,000	5,269	2,686	2,583
USD vs. NOK	UBS AG	USD	10.27	11/16/2022	996,000	7,490	8,777	(1,287)
USD vs. TWD	JPMorgan Chase Bank, N.A.	USD	31.83	11/16/2022	498,000	4,852	1,192	3,660
EUR vs. CHF	HSBC Bank PLC	EUR	0.98	11/16/2022	513,000	4,967	1,036	3,931
EUR vs. SEK	Morgan Stanley and Co., Inc.	EUR	10.97	11/17/2022	509,000	4,977	5,007	(30)
USD vs. SGD	Standard Chartered Bank	USD	1.42	11/17/2022	496,000	3,539	4,433	(894)
USD vs. ZAR	Deutsche Bank AG	USD	17.48	11/17/2022	997,000	6,745	1,243	5,502
USD vs. KRW	Standard Chartered Bank	USD	1,394.50	11/17/2022	999,000	5,103	3,266	1,837
USD vs. NOK	UBS AG	USD	10.26	11/17/2022	999,000	7,193	9,244	(2,051)
AUD vs. NZD	Morgan Stanley and Co., Inc.	AUD	1.11	11/23/2022	788,000	4,569	5,891	(1,322)
EUR vs. USD	Deutsche Bank AG	EUR	0.97	11/3/2022	2,072,000	9,530	1,047	8,483
NZD vs. USD	Barclays Capital Group	NZD	0.56	11/3/2022	3,591,000	14,621	278	14,343
EUR vs. USD	BNP Paribas SA	EUR	0.99	11/24/2022	2,012,000	28,646	20,651	7,995
GBP vs. USD	Standard Chartered Bank	GBP	1.13	11/24/2022	876,000	16,220	9,602	6,618
NZD vs. USD	UBS AG	NZD	0.57	11/24/2022	1,745,000	20,230	9,782	10,448
USD vs. SGD	JPMorgan Chase Bank, N.A.	USD	1.42	11/24/2022	496,000	4,003	4,065	(62)
USD vs. CNH	HSBC Bank PLC	USD	7.33	11/24/2022	496,000	6,169	5,713	456
AUD vs. USD	Bank of America, N.A.	AUD	0.63	11/24/2022	1,574,000	19,543	11,893	7,650
NZD vs. USD	JPMorgan Chase Bank, N.A.	NZD	0.58	11/28/2022	1,733,000	18,589	17,120	1,469
EUR vs. USD	BNP Paribas SA	EUR	1.01	11/28/2022	2,010,000	25,746	44,747	(19,001)
EUR vs. SEK	Citibank, N.A.	EUR	10.92	11/29/2022	508,000	4,620	4,605	15
GBP vs. USD	Barclays Bank	GBP	1.16	11/30/2022	870,000	16,489	16,489	—
EUR vs. CHF	Citibank, N.A.	EUR	0.99	12/2/2022	507,000	4,140	4,140	—
NZD vs. USD	Citibank, N.A.	NZD	0.56	11/30/2022	868,000	3,679	3,679	—
						$327,834	$238,226	$89,608
						$843,846	$658,436	$185,410
Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
23	Long	Euro-OAT	December 2022	$2,990,029	$ 3,020,329	$ 30,300
35	Long	Euro-Schatz	December 2022	3,697,304	3,698,747	1,443
10	Long	Japan 10 Year Bonds	December 2022	9,969,871	10,005,044	35,173
1	Long	Long Gilt	December 2022	111,251	117,122	5,871
37	Short	Euro-BOBL	December 2022	4,424,503	4,375,763	48,740
65	Short	U.S. Treasury Long Bonds	December 2022	8,263,319	7,832,500	430,819
						$552,346

SunAmerica Series Trust SA Goldman Sachs Global Bond Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2022— (unaudited) — (continued)

Futures Contracts — (continued)

Numberof Contracts	Type	Description	ExpirationMonth	NotionalBasis*	NotionalValue*	Unrealized (Depreciation)
37	Long	Australian 10 Year Bonds	December 2022	$ 2,845,476	$ 2,804,111	$ (41,365)
7	Long	Australian 3 Year Bonds	December 2022	482,948	481,487	(1,461)
12	Long	Canada 10 Year Bonds	December 2022	1,105,443	1,083,686	(21,757)
12	Long	Euro Buxl 30 Year Bonds	December 2022	1,889,435	1,710,305	(179,130)
2	Long	Euro-BTP	December 2022	231,092	226,605	(4,487)
16	Long	Euro-BUND	December 2022	2,190,159	2,189,013	(1,146)
26	Long	U.S. Treasury Ultra 10 Year Notes	December 2022	3,041,235	3,015,594	(25,641)
12	Long	U.S. Treasury Ultra Bonds	December 2022	1,602,375	1,531,875	(70,500)
87	Long	U.S. Treasury 2 Year Notes	December 2022	17,861,481	17,781,304	(80,177)
23	Long	U.S. Treasury 5 Year Notes	December 2022	2,453,094	2,451,657	(1,437)
26	Short	U.S. Treasury 10 Year Notes	December 2022	2,873,823	2,875,437	(1,614)
						$(428,715)
Net Unrealized Appreciation (Depreciation)						$123,631
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
JPMorgan Chase Bank, N.A.	AUD	315,557	CAD	273,070	11/14/2022	$ —	$ (1,464)
	AUD	3,140,646	NZD	3,495,714	12/21/2022	21,821	—
	AUD	972,824	USD	613,274	11/21/2022	—	(9,327)
	AUD	1,482,948	USD	975,535	12/21/2022	25,458	—
	BRL	9,873,362	USD	1,860,111	11/03/2022	—	(51,294)
	BRL	3,394,421	USD	633,960	12/02/2022	—	(19,111)
	CAD	25,288	AUD	28,687	11/14/2022	—	(207)
	CAD	666,138	EUR	492,174	12/21/2022	—	(864)
	CAD	344,976	NZD	435,471	12/21/2022	6	—
	CAD	2,550,693	USD	1,939,625	12/21/2022	66,277	—
	CHF	233,126	EUR	235,105	11/18/2022	—	(606)
	CHF	1,399,639	EUR	1,424,819	11/25/2022	9,154	—
	CHF	232,982	EUR	235,105	11/25/2022	—	(524)
	CHF	497,955	EUR	502,559	12/21/2022	—	(1,587)
	CHF	1,496,059	USD	1,539,882	12/21/2022	36,868	—
	CLP	240,172,539	USD	241,768	01/10/2023	—	(9,833)
	CNH	9,142,231	USD	1,251,075	11/14/2022	4,082	—
	CNH	1,711,153	USD	234,871	11/18/2022	1,417	—
	CNH	2,139,825	USD	297,900	11/21/2022	5,911	—
	CNH	10,065,180	USD	1,386,383	11/25/2022	12,622	—
	CNH	14,734,818	USD	2,071,052	12/21/2022	56,794	—
	COP	2,451,652,997	USD	491,094	01/23/2023	2,064	—
	CZK	12,898,620	EUR	524,036	11/25/2022	—	(1,071)
	EUR	508,810	CHF	502,765	11/25/2022	—	(318)
	EUR	505,281	CHF	500,160	11/25/2022	567	—
	EUR	521,163	CHF	498,752	12/21/2022	—	(16,075)
	EUR	654,425	CZK	16,103,443	11/25/2022	1,153	—
	EUR	521,443	GBP	454,315	12/21/2022	4,477	—
	EUR	207,200	SEK	2,294,046	11/14/2022	2,995	—
	EUR	826,092	SEK	9,044,545	11/25/2022	2,668	—
	EUR	116,991	SEK	1,276,527	11/25/2022	—	(18)
	EUR	259,898	SEK	2,805,788	12/21/2022	—	(2,719)
	EUR	873,843	USD	859,534	11/07/2022	—	(4,335)
	EUR	1,555,052	USD	1,516,942	11/14/2022	—	(21,122)
	EUR	674,859	USD	663,556	11/18/2022	—	(4,123)
	EUR	515,000	USD	505,346	11/21/2022	—	(4,284)
	EUR	236,342	USD	231,914	11/25/2022	—	(2,031)
	EUR	901,858	USD	900,009	11/28/2022	7,108	—
	EUR	2,404,611	USD	2,393,104	12/05/2022	10,955	—
	EUR	3,261,933	USD	3,239,776	12/21/2022	2,996	—

SunAmerica Series Trust SA Goldman Sachs Global Bond Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2022— (unaudited) — (continued)

Forward Foreign Currency Contracts — (continued)
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
	EUR	3,543,401	USD	3,519,421	01/06/2023	$ —	$ (2,134)
	GBP	222,911	EUR	257,235	12/21/2022	—	(819)
	GBP	219,916	EUR	254,630	12/21/2022	37	—
	GBP	869,111	USD	986,650	11/14/2022	—	(10,366)
	GBP	4,237,732	USD	4,849,933	12/21/2022	—	(18,201)
	HUF	33,569,155	USD	83,955	12/21/2022	4,042	—
	IDR	1,435,520,248	USD	96,993	11/15/2022	5,101	—
	ILS	1,130,421	USD	320,983	11/14/2022	877	—
	ILS	412,351	USD	115,976	11/15/2022	—	(799)
	ILS	1,289,153	USD	367,867	11/21/2022	2,659	—
	ILS	782,562	USD	222,384	12/02/2022	543	—
	ILS	1,765,978	USD	523,765	12/21/2022	22,048	—
	INR	159,662,294	USD	1,929,509	11/14/2022	3,445	—
	INR	59,671,344	USD	719,390	11/25/2022	539	—
	INR	42,499,600	USD	515,431	12/14/2022	4,613	—
	INR	20,758,641	USD	251,221	12/21/2022	1,921	—
	JPY	73,749,771	USD	504,645	12/21/2022	5,568	—
	JPY	79,122,815	USD	552,280	12/22/2022	16,761	—
	JPY	254,812,976	USD	1,790,896	01/06/2023	62,390	—
	JPY	1,813,881,483	USD	13,002,464	02/01/2023	655,141	—
	JPY	1,143,231,267	USD	8,207,892	03/10/2023	383,332	—
	KRW	1,915,287,457	USD	1,334,886	11/07/2022	—	(7,641)
	KRW	337,445,002	USD	234,962	11/17/2022	—	(1,448)
	KRW	338,118,813	USD	236,244	11/21/2022	—	(649)
	KRW	780,466,138	USD	563,004	12/12/2022	15,901	—
	KRW	451,582,871	USD	324,600	12/21/2022	7,925	—
	MXN	4,613,801	USD	229,165	11/07/2022	—	(3,535)
	MXN	9,932,100	USD	491,377	12/21/2022	—	(5,636)
	NOK	2,656,771	EUR	261,661	12/21/2022	3,653	—
	NOK	5,903,100	USD	558,931	11/04/2022	—	(8,920)
	NOK	3,601,188	USD	342,644	11/14/2022	—	(3,884)
	NOK	2,000,796	USD	189,014	11/21/2022	—	(3,558)
	NOK	13,855,530	USD	1,347,407	12/21/2022	12,372	—
	NZD	439,412	EUR	260,508	12/21/2022	2,834	—
	NZD	1,560,926	USD	890,662	11/07/2022	—	(16,951)
	NZD	650,658	USD	366,312	11/14/2022	—	(12,063)
	NZD	1,889,184	USD	1,073,304	11/21/2022	—	(25,424)
	NZD	999,136	USD	578,278	11/28/2022	—	(2,871)
	NZD	267,081	USD	154,890	11/30/2022	—	(463)
	NZD	625,463	USD	362,903	12/02/2022	—	(921)
	NZD	6,601,564	USD	3,910,452	12/21/2022	69,424	—
	PLN	103,433	USD	22,050	12/21/2022	566	—
	SEK	11,320,771	EUR	1,024,678	11/25/2022	—	(12,560)
	SEK	2,778,867	EUR	254,127	12/21/2022	—	(559)
	SEK	10,930,127	USD	978,106	11/14/2022	—	(12,595)
	SEK	1,138,115	USD	103,892	11/30/2022	626	—
	SEK	5,676,170	USD	514,088	12/19/2022	—	(2,018)
	SEK	32,944,765	USD	3,111,987	12/21/2022	115,792	—
	SGD	365,682	EUR	258,605	12/21/2022	—	(1,789)
	SGD	1,145,718	USD	809,822	11/25/2022	357	—
	SGD	1,086,248	USD	774,569	12/21/2022	7,002	—
	TRY	1,879,878	USD	100,100	11/04/2022	—	(744)
	TRY	3,977,142	USD	208,435	11/30/2022	—	(840)
	TRY	22,618,034	USD	1,143,484	12/21/2022	—	(25,966)
	TWD	34,288,015	USD	1,071,022	11/04/2022	7,411	—
	TWD	3,777,431	USD	117,436	11/18/2022	380	—
	TWD	37,797,945	USD	1,172,212	11/25/2022	807	—
	TWD	73,860,532	USD	2,332,658	12/21/2022	41,421	—
	USD	115,768	AUD	186,465	11/14/2022	3,545	—
	USD	1,277,483	AUD	2,019,686	11/21/2022	15,103	—
	USD	18,779	AUD	29,663	11/28/2022	208	—
	USD	3,496,773	AUD	5,174,653	12/21/2022	—	(181,541)
	USD	4,150,846	AUD	6,408,020	12/22/2022	—	(45,277)

SunAmerica Series Trust SA Goldman Sachs Global Bond Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2022— (unaudited) — (continued)

Forward Foreign Currency Contracts — (continued)
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
	USD	1,870,912	BRL	9,873,362	11/03/2022	$ 40,493	$ —
	USD	68,449	BRL	371,542	11/16/2022	3,267	—
	USD	65,296	BRL	349,335	11/28/2022	1,969	—
	USD	202,254	BRL	1,084,790	12/02/2022	6,455	—
	USD	258,183	CAD	357,281	11/14/2022	4,083	—
	USD	1,660,900	CAD	2,281,470	12/20/2022	14,684	—
	USD	3,103,684	CAD	4,150,231	12/21/2022	—	(55,560)
	USD	2,171,397	CHF	2,076,593	12/21/2022	—	(85,151)
	USD	102,446	CLP	98,983,615	01/10/2023	1,247	—
	USD	659,784	CNH	4,753,188	11/14/2022	—	(11,453)
	USD	643,456	CNH	4,703,200	11/18/2022	—	(1,794)
	USD	233,995	CNH	1,695,759	11/21/2022	—	(2,600)
	USD	998,074	CNH	7,204,281	11/25/2022	—	(14,787)
	USD	484,804	CNH	3,542,220	12/02/2022	—	(1,142)
	USD	1,476,650	CNH	10,363,116	12/21/2022	—	(60,006)
	USD	105,593	COP	511,701,594	01/23/2023	—	(3,524)
	USD	1,774,000	EUR	1,794,437	11/07/2022	—	(43)
	USD	1,033,503	EUR	1,061,666	11/14/2022	16,565	—
	USD	876,369	EUR	896,712	11/18/2022	10,802	—
	USD	1,270,748	EUR	1,285,066	11/21/2022	918	—
	USD	514,158	EUR	522,784	11/25/2022	3,323	—
	USD	167,676	EUR	170,022	11/28/2022	658	—
	USD	597,403	EUR	598,961	11/30/2022	—	(4,306)
	USD	2,859,533	EUR	2,935,187	12/05/2022	48,236	—
	USD	3,026,314	EUR	3,020,780	12/21/2022	—	(28,827)
	USD	9,523,863	EUR	9,542,819	01/06/2023	—	(39,879)
	USD	770,559	GBP	688,280	11/14/2022	19,013	—
	USD	16,814	GBP	14,833	11/28/2022	209	—
	USD	85,584	GBP	74,131	12/02/2022	—	(501)
	USD	632,766	GBP	557,607	12/15/2022	7,611	—
	USD	3,271,017	GBP	2,900,269	12/21/2022	60,695	—
	USD	99,583	HUF	42,671,375	12/21/2022	1,998	—
	USD	890,113	ILS	3,176,003	11/14/2022	9,248	—
	USD	115,976	ILS	413,859	11/15/2022	1,225	—
	USD	221,470	ILS	780,678	11/21/2022	—	(309)
	USD	20,756	ILS	73,103	12/02/2022	—	(33)
	USD	249,750	ILS	873,106	12/21/2022	—	(1,699)
	USD	1,663,579	INR	137,635,637	11/14/2022	—	(3,231)
	USD	202,752	INR	16,673,584	11/25/2022	—	(1,888)
	USD	306,803	INR	25,507,631	12/02/2022	216	—
	USD	251,221	INR	20,840,036	12/21/2022	—	(943)
	USD	1,049,407	JPY	150,282,411	12/21/2022	—	(32,421)
	USD	6,160,209	JPY	886,243,302	12/22/2022	—	(161,937)
	USD	593,380	KRW	845,192,347	11/07/2022	—	(940)
	USD	449,364	KRW	642,141,628	11/17/2022	513	—
	USD	831,282	KRW	1,186,526,869	11/21/2022	23	—
	USD	493,840	KRW	712,611,769	12/09/2022	5,636	—
	USD	297,000	KRW	420,088,977	12/12/2022	—	(2,519)
	USD	114,582	MXN	2,278,163	11/07/2022	318	—
	USD	352,543	MXN	7,141,092	12/21/2022	4,805	—
	USD	258,489	NOK	2,726,844	11/04/2022	3,821	—
	USD	149,907	NOK	1,607,970	11/14/2022	4,822	—
	USD	656,651	NOK	6,974,384	11/18/2022	14,551	—
	USD	826,852	NOK	8,687,491	11/21/2022	9,296	—
	USD	43,041	NOK	441,385	11/30/2022	—	(547)
	USD	2,264,614	NOK	22,562,565	12/21/2022	—	(90,622)
	USD	498,298	NZD	886,599	11/07/2022	17,222	—
	USD	360,245	NZD	643,428	11/14/2022	13,926	—
	USD	2,212,620	NZD	3,879,205	11/21/2022	43,483	—
	USD	563,512	NZD	997,647	11/28/2022	16,771	—
	USD	43,104	NZD	74,190	11/30/2022	50	—
	USD	1,254,365	NZD	2,086,939	12/21/2022	—	(40,109)
	USD	255,269	SEK	2,843,055	11/07/2022	2,308	—

SunAmerica Series Trust SA Goldman Sachs Global Bond Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2022— (unaudited) — (continued)

Forward Foreign Currency Contracts — (continued)
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
	USD	658,846	SEK	7,409,200	11/14/2022	$ 12,720	$ —
	USD	26,715	SEK	289,458	11/30/2022	—	(451)
	USD	515,367	SEK	5,676,170	12/19/2022	738	—
	USD	1,413,567	SEK	15,354,586	12/21/2022	—	(17,129)
	USD	990,156	SGD	1,407,591	11/25/2022	4,326	—
	USD	415,448	SGD	585,588	11/28/2022	—	(1,715)
	USD	2,073,343	SGD	2,892,313	12/21/2022	—	(29,570)
	USD	376,921	TRY	7,143,779	11/04/2022	6,299	—
	USD	404,803	TRY	7,784,357	11/14/2022	9,989	—
	USD	375,352	TRY	7,558,886	12/21/2022	15,475	—
	USD	1,135,463	TWD	36,397,525	11/04/2022	—	(6,415)
	USD	396,504	TWD	12,628,645	11/17/2022	—	(5,171)
	USD	950,984	TWD	30,636,659	11/18/2022	—	(1,610)
	USD	117,436	TWD	3,746,545	11/25/2022	—	(1,325)
	USD	1,805,450	TWD	57,439,463	12/21/2022	—	(23,613)
	USD	1,252,000	ZAR	22,868,637	11/07/2022	—	(7,497)
	USD	190,833	ZAR	3,478,880	11/18/2022	—	(1,678)
	USD	969,740	ZAR	17,595,772	11/21/2022	—	(13,247)
	USD	206,845	ZAR	3,782,992	11/25/2022	—	(1,270)
	USD	118,197	ZAR	2,172,347	11/28/2022	—	(176)
	USD	98,905	ZAR	1,836,739	12/21/2022	710	—
	USD	455,059	ZAR	8,361,262	12/27/2022	—	(1,792)
	USD	40,509	ZAR	728,163	01/05/2023	—	(1,061)
	ZAR	31,703,806	USD	1,738,421	11/07/2022	13,111	—
	ZAR	6,436,817	USD	352,307	11/18/2022	2,322	—
	ZAR	2,163,109	USD	118,196	11/21/2022	611	—
	ZAR	2,427,227	USD	132,972	11/25/2022	1,072	—
	ZAR	2,163,896	USD	118,197	11/28/2022	635	—
	ZAR	3,667,168	USD	209,458	12/21/2022	10,571	—
Unrealized Appreciation (Depreciation)						$2,218,776	$(1,321,576)
AUD—Australian Dollar
BRL—Brazilian Real
CAD—Canadian Dollar
CHF—Swiss Franc
CLP—Chilean Peso
CNH—Yuan Renminbi Offshore
COP—Columbian Peso
CZK—Czech Koruna
EUR—Euro Currency
GBP—British Pound
HUF—Hungarian Forint
IDR—Indonesian Rupiah
ILS—Israeli New Sheqel
INR—Indian Rupee
JPY—Japanese Yen
KRW—South Korean Won
MXN—Mexican Peso
NOK—Norwegian Krone
NZD—New Zealand Dollar
PLN—Polish Zloty
SEK—Swedish Krona
SGD—Singapore Dollar
TRY—New Turkish Lira
TWD—New Taiwan Dollar
USD—United States Dollar
ZAR—South African Rand
Industry Allocation*
Foreign Government Obligations	44.1%
U.S. Government & Agency Obligations	28.3
Banks	6.2
Other Asset Backed Securities	4.5
Short-Term Investments	3.4
Multi-National	2.2
Collateralized Mortgage Obligations	1.6
Pharmaceuticals	1.0
Pipelines	0.8
Electric	0.7
REITS	0.7
Auto Manufacturers	0.7
Agriculture	0.5
Healthcare-Services	0.4
Oil & Gas	0.4
Computers	0.4
Private Equity	0.4
Telecommunications	0.3

SunAmerica Series Trust SA Goldman Sachs Global Bond Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2022— (unaudited) — (continued)

Industry Allocation* (continued)
Engineering & Construction	0.3%
Real Estate	0.3
Purchased Options	0.3
Beverages	0.3
Healthcare-Products	0.3
Aerospace/Defense	0.2
Diversified Financial Services	0.2
Miscellaneous Manufacturing	0.2
Chemicals	0.2
Semiconductors	0.2
Packaging & Containers	0.2
Insurance	0.2
Retail	0.1
Mining	0.1
Water	0.1
Gas	0.1
Savings & Loans	0.1
Toys/Games/Hobbies	0.1
Software	0.1
100.2%
*	Calculated as a percentage of net assets
The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2022 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Corporate Bonds & Notes	$—	$52,535,651	$—	$52,535,651
Asset Backed Securities	—	12,972,321	—	12,972,321
Collateralized Mortgage Obligations	—	4,641,466	—	4,641,466
U.S. Government & Agency Obligations	—	82,525,595	—	82,525,595
Foreign Government Obligations	—	128,570,608	—	128,570,608
Purchased Options	—	819,913	—	819,913
Short-Term Investments:
Foreign Government Obligations	—	9,396,598	—	9,396,598
Other Short-Term Investments	634,661	—	—	634,661
Total Investments at Value	$634,661	$291,462,152	$—	$292,096,813
Other Financial Instruments:†
Swaps	$—	$1,273,889	$—	$1,273,889
Futures Contracts	552,346	—	—	552,346
Forward Foreign Currency Contracts	—	2,218,776	—	2,218,776
Written Options	—	909,996	—	909,996
Total Other Financial Instruments	$552,346	$4,402,661	$—	$4,955,007
LIABILITIES:
Other Financial Instruments:†
Swaps	$—	$1,046,152	$—	$1,046,152
Futures Contracts	428,715	—	—	428,715
Forward Foreign Currency Contracts	—	1,321,576	—	1,321,576
Written Options	—	260,663	—	260,663
Total Other Financial Instruments	$428,715	$2,628,391	$—	$3,057,106
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Portfolio of Investments

SunAmerica Series Trust Goldman Sachs Multi-Asset Insights Allocation
PORTFOLIO OF INVESTMENTS — October 31, 2022— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 65.9%
Advertising — 0.1%
Interpublic Group of Cos., Inc.	1,009	$ 30,058
Trade Desk, Inc., Class A†	171	9,104
		39,162
Aerospace/Defense — 1.3%
Airbus SE	1,849	200,233
Dassault Aviation SA	868	128,906
General Dynamics Corp.	95	23,731
HEICO Corp.	48	7,807
Howmet Aerospace, Inc.	146	5,190
Lockheed Martin Corp.	213	103,663
		469,530
Agriculture — 1.4%
Altria Group, Inc.	1,836	84,952
British American Tobacco PLC	4,842	191,286
Bunge, Ltd.	55	5,429
Imperial Brands PLC	7,014	170,760
Philip Morris International, Inc.	605	55,569
		507,996
Airlines — 0.1%
Delta Air Lines, Inc.†	250	8,482
Southwest Airlines Co.†	230	8,361
United Airlines Holdings, Inc.†	129	5,557
		22,400
Apparel — 0.9%
Christian Dior SE	79	48,861
Deckers Outdoor Corp.†	10	3,499
Gunze, Ltd.	100	2,568
Hermes International	68	88,067
Kering SA	86	39,365
LVMH Moet Hennessy Louis Vuitton SE	223	140,685
Tapestry, Inc.	98	3,105
		326,150
Auto Manufacturers — 2.6%
Bayerische Motoren Werke AG (Preference Shares)	388	28,643
Ford Motor Co.	1,532	20,483
General Motors Co.	4,906	192,561
Honda Motor Co., Ltd.	3,000	68,016
Mercedes-Benz Group AG	185	10,714
PACCAR, Inc.	133	12,878
Porsche Automobil Holding SE (Preference Shares)	1,460	81,665
Stellantis NV	12,056	162,760
Tesla, Inc.†	1,010	229,815
Volvo AB, Class B	7,088	115,897
		923,432
Auto Parts & Equipment — 0.0%
Aptiv PLC†	106	9,653
BorgWarner, Inc.	94	3,528
Lear Corp.	24	3,329
		16,510
Banks — 2.9%
Australia & New Zealand Banking Group, Ltd.	11,099	180,930
Bank of New York Mellon Corp.	3,556	149,743
BOK Financial Corp.	529	58,291
Security Description	Shares or Principal Amount	Value

Banks (continued)
Commonwealth Bank of Australia	1,431	$ 95,521
East West Bancorp, Inc.	1,257	89,964
Jyske Bank A/S†	122	6,574
M&T Bank Corp.	68	11,449
National Australia Bank, Ltd.	4,369	90,354
Nordea Bank Abp	5,610	53,614
Northern Trust Corp.	81	6,832
Oversea-Chinese Banking Corp., Ltd.	2,700	23,122
PacWest Bancorp	104	2,585
Prosperity Bancshares, Inc.	34	2,433
Signature Bank	24	3,805
Skandinaviska Enskilda Banken AB, Class A	3,838	40,458
Societe Generale SA	2,383	54,623
SouthState Corp.	29	2,622
State Street Corp.	143	10,582
UBS Group AG	8,609	136,307
Webster Financial Corp.	68	3,690
		1,023,499
Beverages — 1.9%
Asahi Group Holdings, Ltd.	900	25,192
Brown-Forman Corp., Class B	89	6,052
Carlsberg A/S, Class B	101	11,892
Coca-Cola Consolidated, Inc.	97	47,240
Diageo PLC	4,388	180,900
Heineken Holding NV	516	35,235
Heineken NV	1,620	135,436
PepsiCo, Inc.	551	100,050
Pernod Ricard SA	654	114,743
Treasury Wine Estates, Ltd.	3,188	26,351
		683,091
Biotechnology — 1.6%
Biogen, Inc.†	61	17,290
BioMarin Pharmaceutical, Inc.†	72	6,237
Corteva, Inc.	281	18,361
Exelixis, Inc.†	1,481	24,555
Gilead Sciences, Inc.	2,907	228,083
Horizon Therapeutics PLC†	341	21,251
Incyte Corp.†	175	13,009
Moderna, Inc.†	110	16,536
Royalty Pharma PLC, Class A	143	6,052
Sarepta Therapeutics, Inc.†	33	3,763
United Therapeutics Corp.†	18	4,150
Vertex Pharmaceuticals, Inc.†	619	193,128
		552,415
Building Materials — 0.2%
Builders FirstSource, Inc.†	60	3,700
Carrier Global Corp.	329	13,081
Lennox International, Inc.	155	36,203
Martin Marietta Materials, Inc.	24	8,064
Vulcan Materials Co.	52	8,512
		69,560
Chemicals — 1.3%
CF Industries Holdings, Inc.	1,364	144,939
Dow, Inc.	281	13,134
K+S AG	2,977	65,794
Linde PLC	196	58,281

SunAmerica Series Trust Goldman Sachs Multi-Asset Insights Allocation
PORTFOLIO OF INVESTMENTS — October 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Chemicals (continued)
Mosaic Co.	2,906	$ 156,197
Sherwin-Williams Co.	93	20,928
		459,273
Commercial Services — 0.5%
Cintas Corp.	34	14,537
Gartner, Inc.†	30	9,058
H&R Block, Inc.	63	2,592
I K K Holdings, Inc.	2,200	9,303
Inui Global Logistics Co., Ltd.†	10,800	137,930
MarketAxess Holdings, Inc.	14	3,417
United Rentals, Inc.†	27	8,524
WEX, Inc.†	17	2,790
		188,151
Computers — 3.3%
Accenture PLC, Class A	248	70,407
Apple, Inc.	4,309	660,742
Cognizant Technology Solutions Corp., Class A	202	12,575
Computershare, Ltd.	2,086	33,740
Crowdstrike Holdings, Inc., Class A†	82	13,218
Dell Technologies, Inc., Class C	103	3,955
Fortinet, Inc.†	2,045	116,892
Genpact, Ltd.	70	3,395
Hewlett Packard Enterprise Co.	3,887	55,468
HP, Inc.	412	11,379
International Business Machines Corp.	357	49,370
MAXIMUS, Inc.	255	15,726
NCR Corp.†	5,573	118,482
NetApp, Inc.	85	5,888
Pure Storage, Inc., Class A†	110	3,395
Zscaler, Inc.†	32	4,931
		1,179,563
Cosmetics/Personal Care — 0.4%
Artnature, Inc.†	1,000	5,183
Colgate-Palmolive Co.	322	23,776
Procter & Gamble Co.	934	125,782
		154,741
Distribution/Wholesale — 1.9%
Fastenal Co.	224	10,826
ITOCHU Corp.	6,100	157,800
LKQ Corp.	3,297	183,445
Marubeni Corp.	16,600	145,364
Mitsubishi Corp.	5,600	151,717
Pool Corp.	15	4,563
Sumitomo Corp.	800	10,192
Watsco, Inc.	13	3,523
		667,430
Diversified Financial Services — 3.9%
Ameriprise Financial, Inc.	387	119,629
ASX, Ltd.	777	33,577
Capital One Financial Corp.	1,523	161,468
Cboe Global Markets, Inc.	41	5,105
CME Group, Inc.	929	160,996
Discover Financial Services	106	11,073
Intercontinental Exchange, Inc.	216	20,643
Jefferies Financial Group, Inc.	79	2,718
LPL Financial Holdings, Inc.	32	8,181
Security Description	Shares or Principal Amount	Value

Diversified Financial Services (continued)
Mastercard, Inc., Class A	342	$ 112,238
Mitsubishi HC Capital, Inc.	30,900	132,413
Nasdaq, Inc.	134	8,340
ORIX Corp.	9,600	140,587
Raymond James Financial, Inc.	125	14,768
SBI Holdings, Inc.	3,300	59,627
Stifel Financial Corp.	2,613	161,666
Synchrony Financial	4,782	170,048
Tokyo Century Corp.	1,500	51,111
		1,374,188
Electric — 0.7%
CMS Energy Corp.	147	8,387
E.ON SE	5,501	46,089
Exelon Corp.	388	14,973
Iberdrola SA	17,198	174,701
SSE PLC	210	3,749
		247,899
Electrical Components & Equipment — 0.8%
AMETEK, Inc.	940	121,880
Emerson Electric Co.	229	19,831
Encore Wire Corp.	1,091	150,111
Fujikura, Ltd.	1,700	10,054
		301,876
Electronics — 0.2%
Agilent Technologies, Inc.	117	16,187
Atkore, Inc.†	51	4,860
Garmin, Ltd.	60	5,282
Jabil, Inc.	52	3,341
Keysight Technologies, Inc.†	70	12,191
Mettler-Toledo International, Inc.†	37	46,803
		88,664
Energy-Alternate Sources — 0.0%
Enphase Energy, Inc.†	14	4,298
First Solar, Inc.†	41	5,968
		10,266
Engineering & Construction — 0.1%
CK Infrastructure Holdings, Ltd.	2,000	9,509
NWS Holdings, Ltd.	7,000	4,968
Obayashi Corp.	4,100	26,284
		40,761
Entertainment — 0.3%
Live Nation Entertainment, Inc.†	60	4,777
Oriental Land Co., Ltd.	700	93,691
		98,468
Environmental Control — 0.0%
Pentair PLC	64	2,749
Republic Services, Inc.	81	10,742
Tetra Tech, Inc.	21	2,967
		16,458
Food — 0.7%
Campbell Soup Co.	75	3,968
Carrefour SA	509	8,187
Conagra Brands, Inc.	183	6,716
Koninklijke Ahold Delhaize NV	302	8,428
Kraft Heinz Co.	271	10,426
Kroger Co.	255	12,059

SunAmerica Series Trust Goldman Sachs Multi-Asset Insights Allocation
PORTFOLIO OF INVESTMENTS — October 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Food (continued)
Lamb Weston Holdings, Inc.	56	$ 4,828
Mondelez International, Inc., Class A	2,947	181,182
		235,794
Food Service — 0.1%
Compass Group PLC	1,539	32,413
Gas — 0.6%
ONE Gas, Inc.	493	38,197
Tokyo Gas Co., Ltd.	8,900	158,298
		196,495
Healthcare-Products — 1.0%
ABIOMED, Inc.†	17	4,285
Avantor, Inc.†	237	4,780
Bio-Techne Corp.	15	4,444
Boston Scientific Corp.†	2,204	95,015
Hologic, Inc.†	96	6,509
Inspire Medical Systems, Inc.†	98	19,105
Intuitive Surgical, Inc.†	139	34,259
Medtronic PLC	522	45,592
QIAGEN NV†	99	4,312
Shockwave Medical, Inc.†	14	4,104
Teleflex, Inc.	18	3,862
Thermo Fisher Scientific, Inc.	213	109,476
Waters Corp.†	23	6,881
		342,624
Healthcare-Services — 2.8%
Centene Corp.†	2,040	173,665
Chemed Corp.	6	2,801
Elevance Health, Inc.	404	220,895
HCA Healthcare, Inc.	86	18,702
Humana, Inc.	354	197,560
IQVIA Holdings, Inc.†	72	15,096
Laboratory Corp. of America Holdings	35	7,765
Medpace Holdings, Inc.†	620	137,628
Molina Healthcare, Inc.†	210	75,361
Quest Diagnostics, Inc.	46	6,608
UnitedHealth Group, Inc.	97	53,850
Universal Health Services, Inc., Class B	677	78,444
		988,375
Holding Companies-Diversified — 0.2%
Jardine Matheson Holdings, Ltd.	1,400	64,457
Home Builders — 0.0%
Haseko Corp.	1,000	10,300
NVR, Inc.†	1	4,238
PulteGroup, Inc.	90	3,599
		18,137
Home Furnishings — 0.0%
Whirlpool Corp.	21	2,903
Household Products/Wares — 0.1%
Church & Dwight Co., Inc.	94	6,968
Kimberly-Clark Corp.	131	16,304
		23,272
Insurance — 2.4%
American Equity Investment Life Holding Co.	74	3,188
American Financial Group, Inc.	1,062	154,107
Security Description	Shares or Principal Amount	Value

Insurance (continued)
Aviva PLC	5,805	$ 27,806
Berkshire Hathaway, Inc., Class B†	1,182	348,796
Chubb, Ltd.	647	139,034
Equitable Holdings, Inc.	1,125	34,448
Everest Re Group, Ltd.	15	4,840
Globe Life, Inc.	35	4,043
Goosehead Insurance, Inc., Class A†	799	33,167
Lincoln National Corp.	458	24,672
Loews Corp.	78	4,448
Marsh & McLennan Cos., Inc.	196	31,652
MS&AD Insurance Group Holdings, Inc.	100	2,649
Reinsurance Group of America, Inc.	26	3,826
Travelers Cos., Inc.	92	16,970
Voya Financial, Inc.	38	2,598
W.R. Berkley Corp.	82	6,099
		842,343
Internet — 4.3%
Alphabet, Inc., Class A†	2,155	203,669
Alphabet, Inc., Class C†	2,379	225,196
Amazon.com, Inc.†	3,545	363,150
Booking Holdings, Inc.†	15	28,042
eBay, Inc.	215	8,566
F5, Inc.†	23	3,287
GoDaddy, Inc., Class A†	61	4,904
Match Group, Inc.†	111	4,795
MercadoLibre, Inc.†	158	142,456
Meta Platforms, Inc., Class A†	911	84,869
Netflix, Inc.†	174	50,787
Palo Alto Networks, Inc.†	1,002	171,933
Pinterest, Inc., Class A†	1,645	40,467
VeriSign, Inc.†	906	181,617
		1,513,738
Investment Companies — 0.2%
Investor AB, Class B	4,106	67,001
Iron/Steel — 0.1%
Reliance Steel & Aluminum Co.	24	4,836
SSAB AB, Class B†	4,971	23,087
Steel Dynamics, Inc.	67	6,301
		34,224
Lodging — 0.7%
Hilton Worldwide Holdings, Inc.	106	14,338
Hyatt Hotels Corp., Class A†	172	16,204
Marriott International, Inc., Class A	390	62,443
Wyndham Hotels & Resorts, Inc.	1,869	141,913
		234,898
Machinery-Construction & Mining — 0.3%
Epiroc AB, Class B	958	12,860
Sandvik AB	5,645	88,245
		101,105
Machinery-Diversified — 0.3%
Atlas Copco AB, Class B	7,638	73,978
Ingersoll Rand, Inc.	159	8,029
Otis Worldwide Corp.	165	11,656
		93,663
Media — 0.8%
Charter Communications, Inc., Class A†	392	144,107

SunAmerica Series Trust Goldman Sachs Multi-Asset Insights Allocation
PORTFOLIO OF INVESTMENTS — October 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Media (continued)
Liberty Broadband Corp., Class C†	56	$ 4,728
News Corp., Class A	8,650	145,926
		294,761
Metal Fabricate/Hardware — 0.4%
Mueller Industries, Inc.	2,291	143,508
Mining — 0.5%
Anglo American PLC	2,644	79,093
BHP Group, Ltd. (ASX)	243	5,818
BHP Group, Ltd. (LSE)	3,103	73,893
Freeport-McMoRan, Inc.	566	17,937
		176,741
Miscellaneous Manufacturing — 0.6%
A.O. Smith Corp.	49	2,684
Illinois Tool Works, Inc.	121	25,837
Parker-Hannifin Corp.	51	14,822
Teledyne Technologies, Inc.†	360	143,273
Textron, Inc.	82	5,612
Trane Technologies PLC	91	14,526
		206,754
Office/Business Equipment — 0.1%
Canon Marketing Japan, Inc.	600	12,642
Ricoh Co., Ltd.	3,700	27,105
		39,747
Oil & Gas — 2.1%
Aker BP ASA	1,138	36,115
Antero Resources Corp.†	276	10,118
APA Corp.	130	5,910
Chord Energy Corp.	16	2,449
Devon Energy Corp.	256	19,802
Diamondback Energy, Inc.	68	10,684
ENEOS Holdings, Inc.	3,400	11,194
EOG Resources, Inc.	227	30,990
Equinor ASA	4,635	168,838
Exxon Mobil Corp.	72	7,978
Hess Corp.	112	15,801
Inpex Corp.	14,500	148,124
International Petroleum Corp.†	7,297	72,311
Magnolia Oil & Gas Corp., Class A	2,404	61,735
Marathon Oil Corp.	264	8,039
Marathon Petroleum Corp.	193	21,929
Matador Resources Co.	44	2,924
Ovintiv, Inc.	100	5,065
PDC Energy, Inc.	37	2,669
Pioneer Natural Resources Co.	240	61,538
Santos, Ltd.	7,705	38,070
Valero Energy Corp.	157	19,711
		761,994
Oil & Gas Services — 0.2%
Aker Solutions ASA	2,130	8,156
Baker Hughes Co.	377	10,428
Halliburton Co.	349	12,711
Schlumberger, Ltd.	549	28,564
		59,859
Packaging & Containers — 0.0%
WestRock Co.	98	3,338
Security Description	Shares or Principal Amount	Value

Pharmaceuticals — 5.4%
AbbVie, Inc.	702	$ 102,773
Bayer AG	3,465	182,283
Bristol-Myers Squibb Co.	529	40,982
Chugai Pharmaceutical Co., Ltd.	2,700	62,605
Cigna Corp.	593	191,575
DexCom, Inc.†	153	18,479
GSK PLC ADR	5,930	196,698
Jazz Pharmaceuticals PLC†	24	3,451
Johnson & Johnson	25	4,349
Merck & Co., Inc.	983	99,480
Merck KGaA	692	112,845
Neurocrine Biosciences, Inc.†	37	4,259
Nippon Chemiphar Co., Ltd.†	900	10,372
Novo Nordisk A/S, Class B	804	87,375
Organon & Co.	99	2,592
Otsuka Holdings Co., Ltd.	100	3,205
Pfizer, Inc.	2,245	104,505
Roche Holding AG (NES)	900	299,116
Sanofi	2,421	209,045
Shionogi & Co., Ltd.	2,500	115,811
Sumitomo Dainippon Pharma Co., Ltd.	6,800	47,398
Viatris, Inc.	473	4,791
		1,903,989
Pipelines — 0.2%
Cheniere Energy, Inc.	97	17,112
Kinder Morgan, Inc.	3,510	63,601
		80,713
Real Estate — 0.4%
Mitsubishi Estate Co., Ltd.	5,600	70,409
Mitsui Fudosan Co., Ltd.	3,900	74,703
		145,112
REITS — 2.6%
American Homes 4 Rent, Class A	118	3,769
Annaly Capital Management, Inc.	168	3,116
AvalonBay Communities, Inc.	55	9,632
Camden Property Trust	1,045	120,750
CubeSmart	1,824	76,371
Equity Residential	145	9,138
Extra Space Storage, Inc.	51	9,049
Host Hotels & Resorts, Inc.	3,398	64,154
Life Storage, Inc.	1,056	116,804
Mid-America Apartment Communities, Inc.	880	138,556
National Storage Affiliates Trust	3,171	135,275
NexPoint Residential Trust, Inc.	210	9,576
Outfront Media, Inc.	608	10,974
Park Hotels & Resorts, Inc.	7,448	97,420
Public Storage	62	19,205
SBA Communications Corp.	381	102,832
UDR, Inc.	126	5,010
Ventas, Inc.	156	6,104
		937,735
Retail — 2.5%
Advance Auto Parts, Inc.	24	4,558
AutoNation, Inc.†	984	104,609
AutoZone, Inc.†	79	200,097
BJ's Wholesale Club Holdings, Inc.†	52	4,025
Casey's General Stores, Inc.	601	139,859
Chipotle Mexican Grill, Inc.†	11	16,482

SunAmerica Series Trust Goldman Sachs Multi-Asset Insights Allocation
PORTFOLIO OF INVESTMENTS — October 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Retail (continued)
Cie Financiere Richemont SA	1,703	$ 166,567
Costco Wholesale Corp.	173	86,759
Darden Restaurants, Inc.	49	7,014
Dollar General Corp.	56	14,283
Lululemon Athletica, Inc.†	43	14,149
Murphy USA, Inc.	197	61,958
Next PLC	662	37,392
Texas Roadhouse, Inc.	26	2,573
Ulta Beauty, Inc.†	20	8,387
Yum! Brands, Inc.	111	13,126
		881,838
Savings & Loans — 0.4%
New York Community Bancorp, Inc.	13,930	129,688
Semiconductors — 1.7%
Analog Devices, Inc.	207	29,522
Applied Materials, Inc.	339	29,930
ASML Holding NV	303	142,840
Broadcom, Inc.	467	219,546
Infineon Technologies AG	856	20,841
Lam Research Corp.	53	21,453
Lattice Semiconductor Corp.†	53	2,571
Microchip Technology, Inc.	210	12,966
Micron Technology, Inc.	439	23,750
Monolithic Power Systems, Inc.	18	6,110
ON Semiconductor Corp.†	169	10,382
QUALCOMM, Inc.	447	52,594
Teradyne, Inc.	61	4,962
Texas Instruments, Inc.	64	10,280
		587,747
Software — 4.3%
Adobe, Inc.†	434	138,229
ANSYS, Inc.†	34	7,519
Autodesk, Inc.†	85	18,216
Ceridian HCM Holding, Inc.†	53	3,508
Clear Secure, Inc., Class A†	1,491	40,287
Cloudflare, Inc., Class A†	109	6,139
Dassault Systemes SE	3,973	133,017
Fidelity National Information Services, Inc.	237	19,669
Intuit, Inc.	447	191,093
Manhattan Associates, Inc.†	25	3,042
Microsoft Corp.	2,242	520,435
MongoDB, Inc.†	26	4,759
MSCI, Inc.	31	14,535
Paycom Software, Inc.†	487	168,502
ROBLOX Corp., Class A†	172	7,695
Roper Technologies, Inc.	41	16,996
Salesforce, Inc.†	211	34,306
ServiceNow, Inc.†	303	127,484
Snowflake, Inc., Class A†	122	19,557
SS&C Technologies Holdings, Inc.	87	4,474
Synopsys, Inc.†	59	17,260
Tyler Technologies, Inc.†	16	5,173
VMware, Inc., Class A	83	9,340
		1,511,235
Telecommunications — 1.0%
Arista Networks, Inc.†	96	11,603
Cisco Systems, Inc.	2,926	132,928
Security Description	Shares or Principal Amount	Value

Telecommunications (continued)
Motorola Solutions, Inc.	65	$ 16,231
Nokia Oyj	781	3,467
Telefonaktiebolaget LM Ericsson, Class B	7,919	43,998
Telstra Group, Ltd.	23,062	57,826
Verizon Communications, Inc.	1,634	61,063
Vodafone Group PLC ADR	3,388	40,012
		367,128
Transportation — 2.5%
AP Moller - Maersk A/S, Series A	55	109,915
AP Moller - Maersk A/S, Series B	18	37,584
Aurizon Holdings, Ltd.	60,114	138,867
Central Japan Railway Co.	900	104,316
CSX Corp.	5,604	162,852
D/S Norden A/S	612	31,698
Hapag-Lloyd AG*	185	33,435
JB Hunt Transport Services, Inc.	33	5,645
Knight-Swift Transportation Holdings, Inc.	2,619	125,791
MPC Container Ships ASA	7,269	11,450
Norfolk Southern Corp.	94	21,439
NS United Kaiun Kaisha, Ltd.†	300	7,463
Scorpio Tankers, Inc.	211	10,115
Toyo Logistics Co., Ltd.	19,500	33,799
Union Pacific Corp.	244	48,102
Yellow Corp.†	2,061	9,130
		891,601
Water — 0.0%
Essential Utilities, Inc.	90	3,980
Total Common Stocks (cost $24,021,649)		23,380,393
UNAFFILIATED INVESTMENT COMPANIES — 2.2%
iShares Global Infrastructure ETF	15,095	665,237
Health Care Select Sector SPDR Fund ETF	907	120,404
Total Unaffiliated Investment Companies (cost $787,523)		785,641
Total Long-Term Investment Securities (cost $24,809,172)		24,166,034

SunAmerica Series Trust Goldman Sachs Multi-Asset Insights Allocation
PORTFOLIO OF INVESTMENTS — October 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS — 30.4%
Unaffiliated Investment Companies — 30.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.01%(1) (cost $10,775,140)	10,775,140	$10,775,140
TOTAL INVESTMENTS (cost $35,584,312)	98.5%	34,941,174
Other assets less liabilities	1.5	538,880
NET ASSETS	100.0%	$35,480,054
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA Goldman Sachs Multi-Asset Insights Portfolio has no right to demand registration of these securities. At October 31, 2022, the aggregate value of these securities was $33,435 representing 0.1% of net assets.
(1)	The rate shown is the 7-day yield as of October 31, 2022.
ADR—American Depositary Receipt
ASX—Australian Stock Exchange
ETF—Exchange Traded Fund
LSE—London Stock Exchange
NES—Non-voting Equity Securities

Credit Default Swaps - Seller
Counterparty (OTC)/ Centrally cleared	Reference obligation	Implied credit spread	Notional amount	Currency	USD notional amount	Received fixed rate	Fixed payment frequency	Maturity date	Upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally Cleared	CDX North America Investment Grade Index	0.8897%	4,490,000	USD	4,490,000	1.000%	Quarterly	Dec 2027	$(4,655)	$24,887	$20,232
USD—United States Dollar
Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
1	Long	S&P 500 E-Mini Index	December 2022	$185,364	$194,150	$ 8,786
2	Long	Euro STOXX 50 Index	December 2022	69,443	72,239	2,796
						$11,582
						Unrealized (Depreciation)
7	Long	MSCI Emerging Markets Index	December 2022	$ 341,369	$ 298,760	$ (42,609)
2	Long	U.S. Treasury 2 Year Notes	December 2022	417,625	408,765	(8,860)
89	Long	U.S. Treasury 10 Year Notes	December 2022	10,448,361	9,842,844	(605,517)
						$(656,986)
Net Unrealized Appreciation (Depreciation)						$(645,404)
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2022 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Aerospace/Defense	$140,391	$329,139	$—	$469,530

SunAmerica Series Trust Goldman Sachs Multi-Asset Insights Allocation
PORTFOLIO OF INVESTMENTS — October 31, 2022— (unaudited) — (continued)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Agriculture	$145,950	$362,046	$—	$507,996
Apparel	6,604	319,546	—	326,150
Auto Manufacturers	455,737	467,695	—	923,432
Banks	341,996	681,503	—	1,023,499
Beverages	153,342	529,749	—	683,091
Chemicals	393,479	65,794	—	459,273
Commercial Services	40,918	147,233	—	188,151
Computers	1,145,823	33,740	—	1,179,563
Cosmetics/Personal Care	149,558	5,183	—	154,741
Distribution/Wholesale	202,357	465,073	—	667,430
Diversified Financial Services	956,873	417,315	—	1,374,188
Electric	23,360	224,539	—	247,899
Electrical Components & Equipment	291,822	10,054	—	301,876
Engineering & Construction	—	40,761	—	40,761
Entertainment	4,777	93,691	—	98,468
Food	219,179	16,615	—	235,794
Food Service	—	32,413	—	32,413
Gas	38,197	158,298	—	196,495
Holding Companies-Diversified	—	64,457	—	64,457
Home Builders	7,837	10,300	—	18,137
Insurance	811,888	30,455	—	842,343
Investment Companies	—	67,001	—	67,001
Iron/Steel	11,137	23,087	—	34,224
Machinery-Construction & Mining	—	101,105	—	101,105
Machinery-Diversified	19,685	73,978	—	93,663
Mining	17,937	158,804	—	176,741
Office/Business Equipment	—	39,747	—	39,747
Oil & Gas	287,342	474,652	—	761,994
Oil & Gas Services	51,703	8,156	—	59,859
Pharmaceuticals	773,934	1,130,055	—	1,903,989
Real Estate	—	145,112	—	145,112
Retail	677,879	203,959	—	881,838
Semiconductors	424,066	163,681	—	587,747
Software	1,378,218	133,017	—	1,511,235
Telecommunications	319,663	47,465	—	367,128
Transportation	383,074	508,527	—	891,601
Other Industries	5,721,722	—	—	5,721,722
Unaffiliated Investment Companies	785,641	—	—	785,641
Short-Term Investments	10,775,140	—	—	10,775,140
Total Investments at Value	$27,157,229	$7,783,945	$—	$34,941,174
Other Financial Instruments:†
Swaps	$—	$24,887	$—	$24,887
Futures Contracts	8,786	2,796	—	11,582
Total Other Financial Instruments	$8,786	$27,683	$—	$36,469
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$656,986	$—	$—	$656,986
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Portfolio of Investments

SunAmerica Series Trust SA Index Allocation 60/40 Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2022— (unaudited)

Security Description	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES#(1) — 100.1%
Domestic Equity Investment Companies — 51.8%
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	2,942,949	$ 90,319,111
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	951,211	12,831,837
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	955,256	11,921,600
Total Domestic Equity Investment Companies (cost $101,615,122)		115,072,548
Domestic Fixed Income Investment Companies — 39.6%
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	4,503,932	41,346,091
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	4,881,924	46,768,835
Total Domestic Fixed Income Investment Companies (cost $100,065,372)		88,114,926
Security Description	Shares or Principal Amount	Value

International Equity Investment Companies — 8.7%
SunAmerica Series Trust SA International Index Portfolio, Class 1 (cost $21,253,882)	1,880,479	$ 19,368,933
TOTAL INVESTMENTS (cost $222,934,376)	100.1%	222,556,407
Other assets less liabilities	(0.1)	(122,484)
NET ASSETS	100.0%	$222,433,923
#	The SunAmerica Series Trust SA Index Allocation 60/40 Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of the SunAmerica Series Trust. Additional information on the underlying Portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.aig.com/getprospectus.
(1)	See Note 2.

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2022 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Investment Companies	$222,556,407	$—	$—	$222,556,407
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Portfolio of Investments

SunAmerica Series Trust SA Index Allocation 80/20 Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2022— (unaudited)

Security Description	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES#(1) — 100.0%
Domestic Equity Investment Companies — 66.8%
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	6,906,284	$211,953,869
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	3,388,875	45,715,917
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	1,756,209	21,917,490
Total Domestic Equity Investment Companies (cost $243,491,869)		279,587,276
Domestic Fixed Income Investment Companies — 19.9%
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	4,248,114	38,997,686
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	4,617,712	44,237,682
Total Domestic Fixed Income Investment Companies (cost $94,366,751)		83,235,368
Security Description	Shares or Principal Amount	Value

International Equity Investment Companies — 13.3%
SunAmerica Series Trust SA International Index Portfolio, Class 1 (cost $61,918,328)	5,430,514	$ 55,934,297
TOTAL INVESTMENTS (cost $399,776,948)	100.0%	418,756,941
Other assets less liabilities	(0.0)	(182,471)
NET ASSETS	100.0%	$418,574,470
#	The SunAmerica Series Trust SA Index Allocation 80/20 Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of the SunAmerica Series Trust. Additional information on the underlying Portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.aig.com/getprospectus.
(1)	See Note 2.

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2022 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Investment Companies	$418,756,941	$—	$—	$418,756,941
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Portfolio of Investments

SunAmerica Series Trust SA Index Allocation 90/10 Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2022— (unaudited)

Security Description	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES#(1) — 100.0%
Domestic Equity Investment Companies — 72.1%
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	20,261,719	$ 621,832,166
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	8,982,886	121,179,127
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	4,714,491	58,836,846
Total Domestic Equity Investment Companies (cost $699,075,977)		801,848,139
International Equity Investment Companies — 18.0%
SunAmerica Series Trust SA International Index Portfolio, Class 1 (cost $221,582,483)	19,421,785	200,044,382
Domestic Fixed Income Investment Companies — 9.9%
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	5,584,121	51,262,234
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	6,116,406	58,595,167
Total Domestic Fixed Income Investment Companies (cost $124,775,985)		109,857,401
TOTAL INVESTMENTS (cost $1,045,434,445)	100.0%	1,111,749,922
Other assets less liabilities	(0.0)	(409,642)
NET ASSETS	100.0%	$1,111,340,280
#	The SunAmerica Series Trust SA Index Allocation 90/10 Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of the SunAmerica Series Trust. Additional information on the underlying Portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.aig.com/getprospectus.
(1)	See Note 2.
The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2022 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Investment Companies	$1,111,749,922	$—	$—	$1,111,749,922
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Portfolio of Investments

SunAmerica Series Trust SA International Index Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2022— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 93.0%
Australia — 7.3%
Ampol, Ltd.	10,687	$ 186,566
APA Group	52,914	354,808
Aristocrat Leisure, Ltd.	27,027	637,776
ASX, Ltd.	8,682	375,177
Aurizon Holdings, Ltd.	82,548	190,691
Australia & New Zealand Banking Group, Ltd.	133,848	2,181,917
BHP Group, Ltd. (ASX)	227,347	5,443,557
BlueScope Steel, Ltd.	21,540	215,077
Brambles, Ltd.	64,475	480,890
Cochlear, Ltd.	2,950	377,478
Coles Group, Ltd.	60,007	626,200
Commonwealth Bank of Australia	76,633	5,115,364
Computershare, Ltd.	24,367	394,127
CSL, Ltd.	21,633	3,876,867
Dexus	48,235	240,469
Domino's Pizza Enterprises, Ltd.	2,720	110,526
Endeavour Group, Ltd.	60,239	275,099
Evolution Mining, Ltd.	82,151	108,613
Fortescue Metals Group, Ltd.	76,051	709,702
Goodman Group	75,511	822,465
GPT Group	85,864	236,997
IDP Education, Ltd.	9,357	176,007
Insurance Australia Group, Ltd.†	110,550	345,551
Lendlease Corp., Ltd.	30,927	171,297
Lottery Corp., Ltd.†	99,782	273,288
Macquarie Group, Ltd.	16,368	1,764,534
Medibank Private, Ltd.	123,506	222,118
Mineral Resources, Ltd.	7,647	354,415
Mirvac Group	176,851	233,399
National Australia Bank, Ltd.	144,155	2,981,216
Newcrest Mining, Ltd.	40,110	442,951
Northern Star Resources, Ltd.	52,251	290,231
Orica, Ltd.	20,185	178,274
Origin Energy, Ltd.	78,983	280,343
Qantas Airways, Ltd.†	41,508	154,790
QBE Insurance Group, Ltd.	66,613	520,075
Ramsay Health Care, Ltd.	8,212	307,824
REA Group, Ltd.	2,373	183,790
Reece, Ltd.	10,139	100,224
Rio Tinto, Ltd.	16,671	933,993
Santos, Ltd.	144,500	713,975
Scentre Group	232,768	430,485
SEEK, Ltd.	15,086	207,360
Sonic Healthcare, Ltd.	20,483	428,345
South32, Ltd.	208,531	476,447
Stockland	107,055	246,559
Suncorp Group, Ltd.	56,623	411,448
Telstra Group, Ltd.	182,379	457,302
Transurban Group	137,905	1,167,052
Treasury Wine Estates, Ltd.	32,372	267,578
Vicinity, Ltd.	173,529	215,877
Washington H. Soul Pattinson & Co., Ltd.	9,725	173,351
Wesfarmers, Ltd.	50,934	1,475,187
Westpac Banking Corp.	157,234	2,417,972
WiseTech Global, Ltd.	6,586	243,694
Woodside Energy Group, Ltd. (ASX)	85,272	1,975,491
Woolworths Group, Ltd.	54,516	1,149,683
		45,332,492
Security Description	Shares or Principal Amount	Value

Austria — 0.2%
Erste Group Bank AG	15,413	$ 379,709
OMV AG	6,605	304,103
Verbund AG	3,054	239,244
voestalpine AG	5,212	113,076
		1,036,132
Belgium — 0.8%
Ageas SA/NV	7,243	250,489
Anheuser-Busch InBev SA NV	39,008	1,953,850
D'ieteren Group SA	1,116	185,433
Elia Group SA	1,481	187,241
Groupe Bruxelles Lambert NV	4,466	328,921
KBC Group NV	11,217	561,350
Proximus SADP	6,833	71,660
Sofina SA	692	134,884
Solvay SA, Class A	3,324	299,226
UCB SA	5,670	427,546
Umicore SA	9,393	309,207
Warehouses De Pauw CVA	6,671	171,203
		4,881,010
Bermuda — 0.1%
CK Infrastructure Holdings, Ltd.	28,500	135,500
Hongkong Land Holdings, Ltd.	50,700	195,338
Jardine Matheson Holdings, Ltd.	7,100	326,887
		657,725
Cayman Islands — 0.6%
Budweiser Brewing Co. APAC, Ltd.*	77,300	162,746
Chow Tai Fook Jewellery Group, Ltd.	89,600	153,446
CK Asset Holdings, Ltd.	90,000	497,739
CK Hutchison Holdings, Ltd.	120,500	597,433
ESR Group, Ltd.*	90,200	154,164
Futu Holdings, Ltd. ADR†	2,664	90,203
Grab Holdings, Ltd., Class A†	58,306	151,596
Sands China, Ltd.†	108,800	189,954
Sea, Ltd. ADR†	16,228	806,207
SITC International Holdings Co., Ltd.	60,000	98,378
WH Group, Ltd.*	374,000	188,692
Wharf Real Estate Investment Co., Ltd.	75,000	295,187
Xinyi Glass Holdings, Ltd.	81,000	104,274
		3,490,019
Denmark — 2.6%
AP Moller - Maersk A/S, Series A	139	277,784
AP Moller - Maersk A/S, Series B	226	471,889
Carlsberg A/S, Class B	4,372	514,787
Chr. Hansen Holding A/S	4,730	262,342
Coloplast A/S, Class B	5,328	593,676
Danske Bank A/S	30,932	498,652
Demant A/S†	4,138	112,928
DSV A/S	8,407	1,136,374
Genmab A/S†	2,953	1,138,855
GN Store Nord A/S	5,853	124,357
Novo Nordisk A/S, Class B	74,345	8,079,462
Novozymes A/S, Class B	9,185	481,847
Orsted A/S*	8,496	700,043
Pandora A/S	4,074	214,295
ROCKWOOL A/S, Class B	399	79,293
Tryg A/S	16,147	349,167
Vestas Wind Systems A/S	45,353	891,382
		15,927,133

SunAmerica Series Trust SA International Index Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Finland — 1.2%
Elisa Oyj	6,379	$ 308,251
Fortum Oyj	19,909	280,271
Kesko Oyj, Class B	12,249	238,290
Kone Oyj, Class B	15,243	623,819
Neste Oyj	19,000	831,770
Nokia Oyj	243,026	1,078,928
Nordea Bank Abp	153,167	1,463,807
Orion Oyj, Class B	4,790	220,354
Sampo Oyj, Class A	21,505	982,826
Stora Enso Oyj, Class R	24,716	321,847
UPM-Kymmene Oyj	23,970	802,606
Wartsila Oyj Abp	21,261	144,709
		7,297,478
France — 10.1%
Accor SA†	7,631	182,568
Aeroports de Paris†	1,333	180,278
Air Liquide SA	23,485	3,067,581
Alstom SA	14,230	292,895
Amundi SA*	2,729	128,663
Arkema SA	2,665	210,713
AXA SA	83,937	2,071,568
BioMerieux	1,881	166,387
BNP Paribas SA	49,890	2,337,241
Bollore SE	39,698	198,533
Bouygues SA	10,292	293,508
Bureau Veritas SA	13,186	326,408
Capgemini SE	7,355	1,206,750
Carrefour SA	27,113	436,111
Cie de Saint-Gobain	22,357	913,364
Cie Generale des Etablissements Michelin SCA	30,467	776,050
Covivio	2,121	113,503
Credit Agricole SA	54,357	492,824
Danone SA	28,832	1,433,459
Dassault Aviation SA	1,122	166,628
Dassault Systemes SE	29,911	1,001,431
Edenred	11,209	575,168
Eiffage SA	3,733	337,391
Electricite de France SA	25,138	296,886
Engie SA	82,026	1,065,480
EssilorLuxottica SA	12,919	2,046,377
Eurazeo SE	1,954	111,498
Gecina SA	2,062	183,732
Getlink SE	19,732	312,368
Hermes International	1,422	1,841,634
Ipsen SA	1,694	174,001
Kering SA	3,360	1,537,992
Klepierre SA	9,648	193,818
La Francaise des Jeux SAEM*	4,711	153,509
Legrand SA	12,011	914,632
L'Oreal SA	10,838	3,402,741
LVMH Moet Hennessy Louis Vuitton SE	12,468	7,865,760
Orange SA	89,597	854,871
Pernod Ricard SA	9,409	1,650,785
Publicis Groupe SA	10,230	573,003
Remy Cointreau SA	1,032	158,056
Renault SA†	8,620	265,528
Safran SA	15,350	1,706,689
Sanofi	51,139	4,415,681
Sartorius Stedim Biotech	1,240	393,433
Security Description	Shares or Principal Amount	Value

France (continued)
Schneider Electric SE	24,365	$ 3,083,511
SEB SA	1,117	72,656
Societe Generale SA	35,715	818,654
Sodexo SA	3,968	351,629
Teleperformance	2,638	706,648
Thales SA	4,785	608,135
TotalEnergies SE	111,344	6,084,980
Ubisoft Entertainment SA†	4,210	115,418
Valeo	9,247	152,238
Veolia Environnement SA	29,889	666,418
Vinci SA	23,963	2,202,145
Vivendi SE	32,314	264,357
Wendel SE	1,204	94,220
Worldline SA*†	10,722	468,932
		62,717,437
Germany — 7.2%
adidas AG	7,764	759,449
Allianz SE	18,344	3,302,598
BASF SE	41,249	1,851,688
Bayer AG	44,120	2,321,021
Bayerische Motoren Werke AG	14,869	1,168,488
Bayerische Motoren Werke AG (Preference Shares)	2,668	196,957
Bechtle AG	3,679	127,253
Beiersdorf AG	4,520	434,092
Brenntag SE	6,926	420,452
Carl Zeiss Meditec AG	1,805	218,623
Commerzbank AG†	47,739	381,889
Continental AG	4,933	255,842
Covestro AG*	8,664	294,991
Daimler Truck Holding AG†	20,298	541,598
Delivery Hero SE*†	7,316	241,128
Deutsche Bank AG	92,818	885,995
Deutsche Boerse AG	8,533	1,388,315
Deutsche Lufthansa AG†	26,847	184,214
Deutsche Post AG	44,517	1,579,466
Deutsche Telekom AG	145,561	2,757,153
E.ON SE	100,828	844,773
Evonik Industries AG	9,404	173,370
Fresenius Medical Care AG & Co. KGaA	9,198	254,420
Fresenius SE & Co. KGaA	18,785	432,503
GEA Group AG	6,769	236,803
Hannover Rueck SE	2,704	440,356
HeidelbergCement AG	6,495	299,446
HelloFresh SE†	7,403	148,228
Henkel AG & Co. KGaA	4,660	273,782
Henkel AG & Co. KGaA (Preference Shares)	7,990	503,614
Infineon Technologies AG	58,648	1,427,898
KION Group AG	3,236	71,853
Knorr-Bremse AG	3,258	146,664
LEG Immobilien SE	3,265	213,336
Mercedes-Benz Group AG	36,034	2,086,774
Merck KGaA	5,804	946,462
MTU Aero Engines AG	2,396	429,091
Muenchener Rueckversicherungs-Gesellschaft AG	6,292	1,662,352
Nemetschek SE	2,594	123,955
Porsche Automobil Holding SE (Preference Shares)	6,867	384,105
Puma SE	4,735	209,682

SunAmerica Series Trust SA International Index Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Germany (continued)
Rational AG	229	$ 129,252
Rheinmetall AG	1,953	317,520
RWE AG	28,850	1,111,951
SAP SE	46,896	4,527,784
Sartorius AG (Preference Shares)	1,091	385,054
Scout24 SE*	3,597	184,424
Siemens AG	34,356	3,755,747
Siemens Energy AG	19,552	228,285
Siemens Healthineers AG*	12,647	582,221
Symrise AG	5,955	608,227
Telefonica Deutschland Holding AG	46,760	101,937
Uniper SE	4,110	12,324
United Internet AG	4,356	81,466
Volkswagen AG	1,323	226,189
Volkswagen AG (Preference Shares)	8,335	1,065,379
Vonovia SE	32,167	712,087
Zalando SE*†	9,988	230,282
		44,880,808
Hong Kong — 1.8%
AIA Group, Ltd.	541,000	4,085,469
BOC Hong Kong Holdings, Ltd.	166,000	516,443
CLP Holdings, Ltd.	73,500	493,102
Galaxy Entertainment Group, Ltd.	98,000	446,552
Hang Lung Properties, Ltd.	91,000	114,232
Hang Seng Bank, Ltd.	34,300	482,252
Henderson Land Development Co., Ltd.	65,349	160,039
Hong Kong & China Gas Co., Ltd.	502,967	387,845
Hong Kong Exchanges & Clearing, Ltd.	54,100	1,436,333
Link REIT	94,800	560,848
MTR Corp., Ltd.	69,500	306,007
New World Development Co., Ltd.	67,500	137,813
Power Assets Holdings, Ltd.	62,500	299,039
Sino Land Co., Ltd.	156,000	166,877
Sun Hung Kai Properties, Ltd.	65,000	699,889
Swire Pacific, Ltd., Class A	22,500	148,949
Swire Properties, Ltd.	52,400	100,750
Techtronic Industries Co., Ltd.	62,000	584,848
		11,127,287
Ireland — 0.7%
CRH PLC	34,273	1,233,135
DCC PLC	4,423	245,310
Flutter Entertainment PLC†	7,499	990,732
James Hardie Industries PLC CDI	19,972	438,764
Kerry Group PLC, Class A	7,151	621,494
Kingspan Group PLC	6,934	349,680
Smurfit Kappa Group PLC	11,102	367,319
		4,246,434
Isle of Man — 0.0%
Entain PLC	26,420	382,387
Israel — 0.8%
Azrieli Group, Ltd.	1,906	141,205
Bank Hapoalim BM	57,035	549,494
Bank Leumi Le-Israel BM	69,332	661,069
Bezeq The Israeli Telecommunication Corp., Ltd.	93,150	164,853
Check Point Software Technologies, Ltd.†	4,603	594,846
Security Description	Shares or Principal Amount	Value

Israel (continued)
CyberArk Software, Ltd.†	1,829	$ 286,988
Elbit Systems, Ltd.	1,192	240,997
ICL Group, Ltd.	31,748	285,561
Israel Discount Bank, Ltd., Class A	55,475	315,312
Mizrahi Tefahot Bank, Ltd.†	6,902	260,784
NICE, Ltd.†	2,851	539,847
Teva Pharmaceutical Industries, Ltd. ADR†	49,865	444,796
Tower Semiconductor, Ltd.†	4,892	209,333
Wix.com, Ltd.†	2,557	215,044
ZIM Integrated Shipping Services, Ltd.	3,761	88,346
		4,998,475
Italy — 1.6%
Amplifon SpA	5,593	139,031
Assicurazioni Generali SpA	49,877	748,758
Atlantia SpA	22,220	495,874
DiaSorin SpA	1,131	147,937
Enel SpA	365,265	1,633,418
Eni SpA	113,348	1,491,614
FinecoBank Banca Fineco SpA	27,352	369,391
Infrastrutture Wireless Italiane SpA*	15,095	133,353
Intesa Sanpaolo SpA	741,722	1,416,279
Mediobanca Banca di Credito Finanziario SpA	27,145	246,387
Moncler SpA	9,201	397,297
Nexi SpA*†	23,503	204,022
Poste Italiane SpA*	23,430	204,499
Prysmian SpA	11,424	372,471
Recordati Industria Chimica e Farmaceutica SpA	4,696	176,575
Snam SpA	90,432	402,748
Telecom Italia SpA†	447,529	87,745
Terna - Rete Elettrica Nazionale SpA	63,098	418,701
UniCredit SpA	93,196	1,157,483
		10,243,583
Japan — 20.6%
Advantest Corp.	8,500	446,832
Aeon Co., Ltd.	29,400	548,734
AGC, Inc.	8,700	272,796
Aisin Corp.	6,600	169,223
Ajinomoto Co., Inc.	20,500	563,655
ANA Holdings, Inc.†	7,200	139,727
Asahi Group Holdings, Ltd.	20,500	573,826
Asahi Intecc Co., Ltd.	9,800	166,871
Asahi Kasei Corp.	56,300	361,215
Astellas Pharma, Inc.	82,400	1,133,537
Azbil Corp.	5,200	141,355
Bandai Namco Holdings, Inc.	9,000	595,344
Bridgestone Corp.	25,600	922,600
Brother Industries, Ltd.	10,600	180,322
Canon, Inc.	44,900	955,327
Capcom Co., Ltd.	7,900	220,563
Central Japan Railway Co.	6,500	753,389
Chiba Bank, Ltd.	23,800	129,945
Chubu Electric Power Co., Inc.	28,900	234,545
Chugai Pharmaceutical Co., Ltd.	30,200	700,251
Concordia Financial Group, Ltd.	48,800	148,624
CyberAgent, Inc.	19,300	158,271
Dai Nippon Printing Co., Ltd.	10,000	200,237
Daifuku Co., Ltd.	4,550	208,505
Dai-ichi Life Holdings, Inc.	44,000	696,121

SunAmerica Series Trust SA International Index Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Daiichi Sankyo Co., Ltd.	78,700	$ 2,523,556
Daikin Industries, Ltd.	11,200	1,684,509
Daito Trust Construction Co., Ltd.	2,800	276,909
Daiwa House Industry Co., Ltd.	26,900	544,590
Daiwa House REIT Investment Corp.	99	199,715
Daiwa Securities Group, Inc.	59,900	233,168
Denso Corp.	19,500	968,251
Dentsu Group, Inc.	9,700	302,144
Disco Corp.	1,300	311,089
East Japan Railway Co.	13,600	734,248
Eisai Co., Ltd.	11,300	681,482
ENEOS Holdings, Inc.	137,650	453,209
FANUC Corp.	8,600	1,130,293
Fast Retailing Co., Ltd.	2,600	1,449,967
Fuji Electric Co., Ltd.	5,700	220,608
FUJIFILM Holdings Corp.	16,200	740,650
Fujitsu, Ltd.	8,800	1,012,720
GLP J-REIT	192	199,092
GMO Payment Gateway, Inc.	1,900	136,340
Hakuhodo DY Holdings, Inc.	10,500	88,621
Hamamatsu Photonics KK	6,300	284,594
Hankyu Hanshin Holdings, Inc.	10,300	305,722
Hikari Tsushin, Inc.	900	108,515
Hirose Electric Co., Ltd.	1,335	173,273
Hitachi Construction Machinery Co., Ltd.	4,800	93,673
Hitachi Metals, Ltd.†	9,600	140,219
Hitachi, Ltd.	43,500	1,970,436
Honda Motor Co., Ltd.	73,200	1,659,583
Hoshizaki Corp.	4,900	140,187
Hoya Corp.	16,400	1,529,088
Hulic Co., Ltd.	17,200	124,878
Ibiden Co., Ltd.	5,100	172,352
Idemitsu Kosan Co., Ltd.	9,396	205,252
Iida Group Holdings Co., Ltd.	6,600	91,649
Inpex Corp.	46,700	477,061
Isuzu Motors, Ltd.	26,200	307,115
Ito En, Ltd.	2,449	86,269
ITOCHU Corp.	53,400	1,381,392
Itochu Techno-Solutions Corp.	4,300	99,603
Japan Airlines Co., Ltd.†	6,500	121,107
Japan Exchange Group, Inc.	22,500	295,420
Japan Metropolitan Fund Investment Corp.	313	230,427
Japan Post Bank Co., Ltd.	18,500	123,101
Japan Post Holdings Co., Ltd.	106,800	717,424
Japan Post Insurance Co., Ltd.	9,000	132,933
Japan Real Estate Investment Corp.	56	234,585
Japan Tobacco, Inc.	53,900	892,987
JFE Holdings, Inc.	22,100	201,977
JSR Corp.	8,100	154,235
Kajima Corp.	19,000	178,883
Kakaku.com, Inc.	6,000	101,332
Kansai Electric Power Co., Inc.	31,600	238,602
Kao Corp.	21,300	799,332
KDDI Corp.	72,400	2,137,875
Keio Corp.	4,600	161,413
Keisei Electric Railway Co., Ltd.	5,800	153,762
Keyence Corp.	8,700	3,278,831
Kikkoman Corp.	6,500	352,182
Kintetsu Group Holdings Co., Ltd.	7,700	260,069
Security Description	Shares or Principal Amount	Value

Japan (continued)
Kirin Holdings Co., Ltd.	36,900	$ 542,660
Kobayashi Pharmaceutical Co., Ltd.	2,400	127,650
Kobe Bussan Co., Ltd.	6,724	145,899
Koei Tecmo Holdings Co., Ltd.	5,220	78,870
Koito Manufacturing Co., Ltd.	9,400	133,521
Komatsu, Ltd.	41,500	794,342
Konami Group Corp.	4,200	184,506
Kose Corp.	1,500	149,446
Kubota Corp.	45,800	638,933
Kurita Water Industries, Ltd.	4,700	171,959
Kyocera Corp.	14,400	718,706
Kyowa Kirin Co., Ltd.	12,100	285,192
Lasertec Corp.	3,365	479,336
LIXIL Corp.	13,400	202,703
M3, Inc.	19,800	591,384
Makita Corp.	10,100	184,606
Marubeni Corp.	69,400	607,725
Mazda Motor Corp.	25,500	171,893
McDonald's Holdings Co. Japan, Ltd.	3,900	135,332
MEIJI Holdings Co., Ltd.	5,000	205,656
Minebea Mitsumi, Inc.	16,300	241,354
MISUMI Group, Inc.	12,800	272,217
Mitsubishi Chemical Group Corp.	57,400	258,564
Mitsubishi Corp.	56,700	1,536,139
Mitsubishi Electric Corp.	86,800	764,214
Mitsubishi Estate Co., Ltd.	53,100	667,629
Mitsubishi HC Capital, Inc.	29,600	126,843
Mitsubishi Heavy Industries, Ltd.	14,400	495,555
Mitsubishi UFJ Financial Group, Inc.	536,800	2,544,755
Mitsui & Co., Ltd.	62,700	1,387,646
Mitsui Chemicals, Inc.	8,300	153,674
Mitsui Fudosan Co., Ltd.	40,700	779,595
Mitsui OSK Lines, Ltd.	15,400	304,916
Mizuho Financial Group, Inc.	108,380	1,169,519
MonotaRO Co., Ltd.	11,300	172,201
MS&AD Insurance Group Holdings, Inc.	20,000	529,874
Murata Manufacturing Co., Ltd.	25,800	1,265,656
NEC Corp.	11,000	364,171
Nexon Co., Ltd.	22,200	371,758
NGK Insulators, Ltd.	10,700	124,638
Nidec Corp.	20,100	1,108,359
Nihon M&A Center Holdings, Inc.	13,568	153,417
Nintendo Co., Ltd.	50,000	2,037,492
Nippon Building Fund, Inc.	69	307,040
Nippon Express Holdings, Inc.	3,500	175,483
Nippon Paint Holdings Co., Ltd.	37,200	236,783
Nippon Prologis REIT, Inc.	96	201,070
Nippon Sanso Holdings Corp.	7,800	124,338
Nippon Shinyaku Co., Ltd.	2,200	121,605
Nippon Steel Corp.	36,300	497,382
Nippon Telegraph & Telephone Corp.	53,700	1,478,209
Nippon Yusen KK	21,900	396,787
Nissan Chemical Corp.	5,700	254,911
Nissan Motor Co., Ltd.	104,100	331,878
Nisshin Seifun Group, Inc.	8,900	96,132
Nissin Foods Holdings Co., Ltd.	2,800	181,307
Nitori Holdings Co., Ltd.	3,600	325,933
Nitto Denko Corp.	6,400	336,761
Nomura Holdings, Inc.	130,500	423,203
Nomura Real Estate Holdings, Inc.	5,300	119,878
Nomura Real Estate Master Fund, Inc.	191	217,565

SunAmerica Series Trust SA International Index Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Nomura Research Institute, Ltd.	15,100	$ 334,578
NTT Data Corp.	28,300	410,253
Obayashi Corp.	29,100	186,550
OBIC Co., Ltd.	3,100	464,967
Odakyu Electric Railway Co., Ltd.	13,200	156,716
Oji Holdings Corp.	36,400	126,088
Olympus Corp.	55,400	1,168,924
Omron Corp.	8,300	385,782
Ono Pharmaceutical Co., Ltd.	16,300	383,122
Open House Group Co., Ltd.	3,700	131,779
Oracle Corp. Japan	1,700	90,679
Oriental Land Co., Ltd.	9,000	1,204,600
ORIX Corp.	53,700	786,407
Osaka Gas Co., Ltd.	16,800	247,679
Otsuka Corp.	5,100	160,556
Otsuka Holdings Co., Ltd.	17,500	560,833
Pan Pacific International Holdings Corp.	17,100	280,024
Panasonic Holdings Corp.	99,200	709,752
Persol Holdings Co., Ltd.	7,981	159,502
Rakuten Group, Inc.	39,000	173,746
Recruit Holdings Co., Ltd.	64,700	1,985,790
Renesas Electronics Corp.†	52,379	438,644
Resona Holdings, Inc.	96,900	364,607
Ricoh Co., Ltd.	25,700	188,273
Rohm Co., Ltd.	3,900	274,349
SBI Holdings, Inc.	11,000	198,758
SCSK Corp.	7,006	103,217
Secom Co., Ltd.	9,400	535,562
Seiko Epson Corp.	12,600	171,569
Sekisui Chemical Co., Ltd.	16,700	208,263
Sekisui House, Ltd.	27,700	460,318
Seven & i Holdings Co., Ltd.	33,800	1,261,769
SG Holdings Co., Ltd.	12,900	170,724
Sharp Corp.	11,000	65,872
Shimadzu Corp.	10,600	278,242
Shimano, Inc.	3,300	511,713
Shimizu Corp.	24,800	123,640
Shin-Etsu Chemical Co., Ltd.	16,800	1,754,257
Shionogi & Co., Ltd.	11,900	551,259
Shiseido Co., Ltd.	18,000	623,651
Shizuoka Financial Group, Inc.	20,000	126,164
SMC Corp.	2,600	1,046,602
SoftBank Corp.	129,000	1,271,795
SoftBank Group Corp.	54,200	2,330,883
Sompo Holdings, Inc.	14,100	587,040
Sony Group Corp.	56,600	3,832,536
Square Enix Holdings Co., Ltd.	3,800	169,910
Subaru Corp.	27,600	429,512
SUMCO Corp.	15,739	199,327
Sumitomo Chemical Co., Ltd.	66,800	224,292
Sumitomo Corp.	50,600	644,645
Sumitomo Electric Industries, Ltd.	32,100	335,247
Sumitomo Metal Mining Co., Ltd.	11,100	311,951
Sumitomo Mitsui Financial Group, Inc.	58,600	1,644,030
Sumitomo Mitsui Trust Holdings, Inc.	15,200	437,060
Sumitomo Realty & Development Co., Ltd.	13,900	319,031
Suntory Beverage & Food, Ltd.	6,200	207,574
Suzuki Motor Corp.	16,500	556,716
Sysmex Corp.	7,500	404,589
Security Description	Shares or Principal Amount	Value

Japan (continued)
T&D Holdings, Inc.	23,800	$ 234,677
Taisei Corp.	8,100	220,512
Takeda Pharmaceutical Co., Ltd.	67,500	1,788,253
TDK Corp.	17,500	544,838
Terumo Corp.	29,000	881,392
TIS, Inc.	10,115	272,349
Tobu Railway Co., Ltd.	8,500	196,325
Toho Co., Ltd.	5,000	177,778
Tokio Marine Holdings, Inc.	82,500	1,490,401
Tokyo Electric Power Co. Holdings, Inc.†	68,500	222,157
Tokyo Electron, Ltd.	6,700	1,771,903
Tokyo Gas Co., Ltd.	17,800	316,595
Tokyu Corp.	23,900	275,351
Toppan, Inc.	11,800	175,929
Toray Industries, Inc.	62,200	301,305
Toshiba Corp.	17,500	609,531
Tosoh Corp.	11,700	127,328
TOTO, Ltd.	6,400	182,785
Toyota Industries Corp.	6,600	339,758
Toyota Motor Corp.	476,300	6,606,598
Toyota Tsusho Corp.	9,500	318,984
Trend Micro, Inc.	6,000	302,097
Unicharm Corp.	18,100	551,437
USS Co., Ltd.	9,800	147,708
Welcia Holdings Co., Ltd.	4,200	87,802
West Japan Railway Co.	9,900	392,325
Yakult Honsha Co., Ltd.	5,800	321,045
Yamaha Corp.	6,300	237,907
Yamaha Motor Co., Ltd.	13,400	276,511
Yamato Holdings Co., Ltd.	13,100	193,862
Yaskawa Electric Corp.	10,800	298,606
Yokogawa Electric Corp.	10,300	172,426
Z Holdings Corp.	119,200	307,189
ZOZO, Inc.	5,600	118,789
		127,771,455
Jersey — 0.8%
Experian PLC	41,354	1,314,443
Ferguson PLC	9,630	1,049,295
Glencore PLC	442,776	2,530,694
WPP PLC	49,045	430,358
		5,324,790
Luxembourg — 0.2%
ArcelorMittal SA	23,653	529,562
Aroundtown SA	44,871	89,060
Eurofins Scientific SE	6,035	385,926
Tenaris SA	21,177	328,772
		1,333,320
Netherlands — 5.2%
ABN AMRO Bank NV CVA*	18,970	186,435
Adyen NV*†	974	1,395,271
Aegon NV	80,291	371,244
AerCap Holdings NV†	6,061	323,718
Airbus SE	26,546	2,874,730
Akzo Nobel NV	8,144	502,023
Argenx SE †	2,473	962,088
ASM International NV	2,100	465,108
ASML Holding NV	18,255	8,605,732
CNH Industrial NV	45,891	593,446
Davide Campari-Milano NV	23,442	210,828

SunAmerica Series Trust SA International Index Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Netherlands (continued)
Euronext NV*	3,841	$ 243,721
EXOR NV†	4,864	326,866
Ferrari NV	5,661	1,117,131
Heineken Holding NV	4,521	308,714
Heineken NV	11,641	973,214
IMCD NV	2,555	331,077
ING Groep NV	175,458	1,723,398
JDE Peet's NV	4,500	128,807
Just Eat Takeaway.com NV *†	8,194	140,302
Koninklijke Ahold Delhaize NV	46,963	1,310,582
Koninklijke DSM NV	7,850	924,367
Koninklijke KPN NV	148,141	414,413
Koninklijke Philips NV	39,696	502,609
NN Group NV	12,530	530,085
OCI NV	4,725	180,802
Prosus NV	37,251	1,621,257
QIAGEN NV†	10,215	441,181
Randstad NV	5,362	266,983
Stellantis NV	98,833	1,334,280
STMicroelectronics NV	30,694	956,841
Universal Music Group NV	32,529	637,429
Wolters Kluwer NV	11,789	1,253,009
		32,157,691
New Zealand — 0.2%
Auckland International Airport, Ltd.†	56,137	251,050
Fisher & Paykel Healthcare Corp., Ltd.	25,882	294,600
Mercury NZ, Ltd.	31,029	104,925
Meridian Energy, Ltd.	57,741	163,811
Spark New Zealand, Ltd.	83,860	249,404
Xero, Ltd.†	6,036	299,656
		1,363,446
Norway — 0.8%
Adevinta ASA†	13,039	89,088
Aker BP ASA	14,185	450,165
DNB Bank ASA	41,776	737,067
Equinor ASA	43,890	1,598,768
Gjensidige Forsikring ASA	8,982	163,947
Kongsberg Gruppen ASA	4,010	143,614
Mowi ASA	18,552	276,377
Norsk Hydro ASA	60,311	382,012
Orkla ASA	33,683	226,947
Salmar ASA	2,641	89,387
Telenor ASA	31,380	285,115
Yara International ASA	7,421	330,892
		4,773,379
Portugal — 0.2%
EDP - Energias de Portugal SA	124,668	544,652
Galp Energia SGPS SA	22,480	228,268
Jeronimo Martins SGPS SA	12,694	263,135
		1,036,055
Singapore — 1.2%
CapitaLand Ascendas REIT	150,479	278,425
CapitaLand Integrated Commercial Trust†	238,179	316,191
Capitaland Investment, Ltd.	116,700	248,481
City Developments, Ltd.	18,300	98,774
DBS Group Holdings, Ltd.	81,300	1,963,043
Genting Singapore, Ltd.	271,600	154,462
Security Description	Shares or Principal Amount	Value

Singapore (continued)
Keppel Corp., Ltd.	65,300	$ 321,363
Mapletree Logistics Trust	146,777	157,536
Mapletree Pan Asia Commercial Trust	105,700	118,678
Oversea-Chinese Banking Corp., Ltd.	152,100	1,302,542
Singapore Airlines, Ltd.†	60,050	223,055
Singapore Exchange, Ltd.	38,400	228,334
Singapore Technologies Engineering, Ltd.	70,100	163,371
Singapore Telecommunications, Ltd.	370,800	654,615
United Overseas Bank, Ltd.	53,000	1,038,984
UOL Group, Ltd.	20,800	90,915
Venture Corp., Ltd.	12,400	139,770
Wilmar International, Ltd.	86,200	236,480
		7,735,019
Spain — 2.3%
Acciona SA	1,107	199,085
ACS Actividades de Construccion y Servicios SA	10,371	265,697
Aena SME SA*†	3,363	395,650
Amadeus IT Group SA†	20,232	1,053,195
Banco Bilbao Vizcaya Argentaria SA	299,452	1,538,831
Banco Santander SA	767,088	1,984,463
CaixaBank SA	198,819	658,807
Cellnex Telecom SA*	24,407	797,588
EDP Renovaveis SA	12,923	271,944
Enagas SA	11,162	181,226
Endesa SA	14,244	237,764
Ferrovial SA	21,630	528,799
Grifols SA†	13,377	113,724
Iberdrola SA	267,425	2,716,561
Industria de Diseno Textil SA	48,989	1,109,562
Naturgy Energy Group SA	6,522	167,322
Red Electrica Corp. SA	18,199	294,128
Repsol SA	65,165	886,603
Siemens Gamesa Renewable Energy SA†	10,707	190,038
Telefonica SA	235,305	813,305
		14,404,292
SupraNational — 0.1%
HK Electric Investments & HK Electric Investments, Ltd.	119,000	75,708
HKT Trust & HKT, Ltd.	170,000	192,208
Unibail-Rodamco-Westfield†	5,283	249,523
		517,439
Sweden — 3.0%
Alfa Laval AB	13,011	319,898
Assa Abloy AB, Class B	45,013	908,240
Atlas Copco AB, Class A	120,680	1,288,423
Atlas Copco AB, Class B	70,002	678,007
Boliden AB	12,266	356,747
Electrolux AB, Class B	9,876	121,754
Embracer Group AB†	30,090	144,791
Epiroc AB, Class A	29,639	453,186
Epiroc AB, Class B	17,480	234,648
EQT AB	13,390	263,282
Essity AB, Class B	27,311	576,970
Evolution AB*	8,200	766,407
Fastighets AB Balder, Class B†	28,338	106,335
Getinge AB, Class B	10,254	208,046
Hennes & Mauritz AB, Class B	32,736	329,367

SunAmerica Series Trust SA International Index Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Sweden (continued)
Hexagon AB, Class B	87,413	$ 863,367
Holmen AB, Class B	4,207	152,640
Husqvarna AB, Class B	18,793	111,495
Industrivarden AB, Class A	5,890	133,336
Industrivarden AB, Class C	6,908	155,063
Indutrade AB	12,249	214,196
Investment AB Latour, Class B	6,650	112,308
Investor AB, Class A	22,355	379,877
Investor AB, Class B	81,883	1,336,157
Kinnevik AB, Class B†	10,865	134,096
L E Lundbergforetagen AB, Class B	3,414	134,737
Lifco AB, Class B	10,449	150,822
Nibe Industrier AB, Class B	68,060	542,360
Sagax AB, Class B	8,536	157,261
Sandvik AB	47,884	748,540
Securitas AB, Class B	22,100	180,824
Skandinaviska Enskilda Banken AB, Class A	73,091	770,474
Skanska AB, Class B	15,257	237,134
SKF AB, Class B	17,192	248,636
Svenska Cellulosa AB SCA, Class B	27,171	320,303
Svenska Handelsbanken AB, Class A	65,412	607,573
Swedbank AB, Class A	40,613	605,118
Swedish Match AB	68,487	704,645
Swedish Orphan Biovitrum AB†	7,575	139,435
Tele2 AB, Class B	25,456	208,642
Telefonaktiebolaget LM Ericsson, Class B	131,081	728,281
Telia Co. AB	119,212	315,683
Volvo AB, Class A	8,961	152,918
Volvo AB, Class B	67,849	1,109,413
Volvo Car AB, Class B†	26,724	113,329
		18,524,764
Switzerland — 9.8%
ABB, Ltd.	73,765	2,047,758
Adecco Group AG	7,236	226,203
Alcon, Inc.	22,441	1,365,048
Bachem Holding AG	1,490	106,832
Baloise Holding AG	2,054	280,406
Barry Callebaut AG	160	302,463
Chocoladefabriken Lindt & Spruengli AG	5	486,332
Chocoladefabriken Lindt & Spruengli AG (Participation Certificate)	48	460,684
Cie Financiere Richemont SA	23,443	2,292,912
Clariant AG	9,691	155,741
Coca-Cola HBC AG	9,025	196,789
Credit Suisse Group AG	118,876	488,963
EMS-Chemie Holding AG	315	198,368
Geberit AG	1,611	715,516
Givaudan SA	415	1,237,845
Holcim AG	24,895	1,129,252
Julius Baer Group, Ltd.	9,935	476,656
Kuehne & Nagel International AG	2,437	518,868
Logitech International SA	7,763	385,400
Lonza Group AG	3,344	1,719,112
Nestle SA	126,421	13,759,836
Novartis AG	97,155	7,874,470
Partners Group Holding AG	1,019	913,386
Roche Holding AG	31,552	10,486,341
Roche Holding AG (BR)	1,196	485,485
Security Description	Shares or Principal Amount	Value

Switzerland (continued)
Schindler Holding AG	1,053	$ 165,947
Schindler Holding AG (Participation Certificate)	1,826	297,385
SGS SA	286	630,374
SIG Group AG	13,734	263,669
Sika AG	6,559	1,476,604
Sonova Holding AG	2,408	568,670
Straumann Holding AG	5,013	476,597
Swatch Group AG	2,353	98,224
Swatch Group AG (BR)	1,299	292,059
Swiss Life Holding AG	1,416	685,023
Swiss Prime Site AG	3,441	277,507
Swiss Re AG	13,546	1,005,116
Swisscom AG	1,162	573,691
Temenos AG	2,849	169,592
UBS Group AG	157,961	2,501,001
VAT Group AG*	1,211	276,140
Zurich Insurance Group AG	6,757	2,881,047
		60,949,312
United Kingdom — 13.6%
3i Group PLC	43,646	580,236
Abrdn PLC	97,945	178,362
Admiral Group PLC	8,060	186,238
Anglo American PLC	57,067	1,707,117
Antofagasta PLC	17,685	238,023
Ashtead Group PLC	19,889	1,035,040
Associated British Foods PLC	15,977	246,707
AstraZeneca PLC	69,586	8,163,863
Auto Trader Group PLC*	42,385	253,284
AVEVA Group PLC	5,411	193,606
Aviva PLC	127,058	608,616
BAE Systems PLC	141,737	1,323,758
Barclays PLC	751,944	1,280,229
Barratt Developments PLC	45,857	197,839
Berkeley Group Holdings PLC	5,001	199,067
BP PLC	867,710	4,813,833
British American Tobacco PLC	96,733	3,821,500
British Land Co. PLC	39,487	165,524
BT Group PLC	311,613	463,203
Bunzl PLC	15,131	492,539
Burberry Group PLC	17,816	370,830
Coca-Cola Europacific Partners PLC	9,231	434,319
Compass Group PLC	80,115	1,687,300
Croda International PLC	6,257	484,640
Diageo PLC	102,715	4,234,536
GSK PLC	182,655	2,993,110
Haleon PLC†	227,979	700,206
Halma PLC	17,017	412,266
Hargreaves Lansdown PLC	15,978	139,666
Hikma Pharmaceuticals PLC	7,450	106,595
HSBC Holdings PLC	902,664	4,629,998
Imperial Brands PLC	40,548	987,167
Informa PLC	65,811	419,323
InterContinental Hotels Group PLC	8,252	443,954
Intertek Group PLC	7,238	303,111
J Sainsbury PLC	78,775	175,507
JD Sports Fashion PLC	115,839	129,222
Johnson Matthey PLC	8,247	182,770
Kingfisher PLC	90,569	227,140
Land Securities Group PLC	31,590	206,417
Legal & General Group PLC	268,134	715,242
Lloyds Banking Group PLC	3,127,478	1,505,245

SunAmerica Series Trust SA International Index Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United Kingdom (continued)
London Stock Exchange Group PLC	14,801	$ 1,283,365
M&G PLC	115,471	231,821
Melrose Industries PLC	196,086	262,508
Mondi PLC	21,775	365,209
National Grid PLC	163,767	1,781,893
NatWest Group PLC	240,371	645,498
Next PLC	5,858	330,878
Ocado Group PLC†	25,924	140,263
Pearson PLC	30,093	331,440
Persimmon PLC	14,316	214,249
Phoenix Group Holdings PLC	33,619	208,940
Prudential PLC	123,470	1,145,954
Reckitt Benckiser Group PLC	32,113	2,127,534
RELX PLC	86,452	2,323,851
Rentokil Initial PLC	83,704	522,159
Rio Tinto PLC	50,494	2,627,218
Rolls-Royce Holdings PLC†	375,072	335,598
Sage Group PLC	45,650	380,077
Schroders PLC	32,841	147,522
Segro PLC	54,261	487,997
Severn Trent PLC	11,219	321,898
Shell PLC	334,056	9,259,397
Smith & Nephew PLC	39,178	463,699
Smiths Group PLC	16,841	301,383
Spirax-Sarco Engineering PLC	3,313	407,974
SSE PLC	47,949	855,994
St. James's Place PLC	24,412	297,573
Standard Chartered PLC	113,291	675,855
Taylor Wimpey PLC	160,045	171,950
Tesco PLC	339,022	835,727
Unilever PLC (LSE)	58,238	2,649,065
Unilever PLC (XAMS)	56,366	2,573,059
United Utilities Group PLC	30,580	329,496
Vodafone Group PLC	1,199,808	1,398,202
Whitbread PLC	9,059	266,973
		84,339,367
Total Common Stocks (cost $620,231,725)		577,448,729
UNAFFILIATED INVESTMENT COMPANIES — 2.7%
United States — 2.7%
iShares MSCI EAFE ETF (cost $21,411,849)	283,600	16,820,316
WARRANTS — 0.0%
Switzerland — 0.0%
Cie Financiere Richemont SA Expires 11/22/2023† (cost $0)	40,286	19,714
Total Long-Term Investment Securities (cost $641,643,574)		594,288,759
Security Description	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS — 0.4%
U.S. Government — 0.4%
United States Treasury Bills
0.36%, 12/29/2022(1) (cost $2,598,509)	$ 2,600,000	$ 2,583,999
REPURCHASE AGREEMENTS — 3.0%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.83% dated 10/31/2022, to be repurchased 11/01/2022 in the amount of $18,497,269 and collateralized by $15,504,600 of United States Treasury Notes, bearing interest at 0.13% due 07/15/2024 and having an approximate value of $18,866,838 (cost $18,496,842)	18,496,842	18,496,842
TOTAL INVESTMENTS (cost $662,738,925)	99.1%	615,369,600
Other assets less liabilities	0.9	5,510,234
NET ASSETS	100.0%	$620,879,834
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA International Index Portfolio has no right to demand registration of these securities. At October 31, 2022, the aggregate value of these securities was $8,486,467 representing 1.4% of net assets.
(1)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
ADR—American Depositary Receipt
BR—Bearer Shares
CDI—Chess Depositary Interest
CVA—Certification Van Aandelen (Dutch Cert.)
ETF—Exchange Traded Fund
LSE—London Stock Exchange
XAMS—Euronext Amsterdam Stock Exchange

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized (Depreciation)
297	Long	MSCI EAFE Index	December 2022	$27,607,939	$26,075,115	$(1,532,824)
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

SunAmerica Series Trust SA International Index Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2022— (unaudited) — (continued)

Industry Allocation*
Banks	9.9%
Pharmaceuticals	9.2
Oil & Gas	4.9
Insurance	4.6
Food	4.4
Telecommunications	3.3
Auto Manufacturers	3.3
Repurchase Agreements	3.0
Mining	2.8
Unaffiliated Investment Companies	2.7
Chemicals	2.7
Semiconductors	2.7
Commercial Services	2.6
Electric	2.5
Apparel	2.1
Beverages	2.0
Cosmetics/Personal Care	2.0
Machinery-Diversified	2.0
Healthcare-Products	2.0
Transportation	1.8
Retail	1.5
Building Materials	1.5
Electronics	1.4
Aerospace/Defense	1.4
Software	1.3
Distribution/Wholesale	1.3
Computers	1.3
Diversified Financial Services	1.2
Engineering & Construction	1.1
Agriculture	1.1
Electrical Components & Equipment	1.1
Biotechnology	1.0
Real Estate	0.9
Miscellaneous Manufacturing	0.9
REITS	0.8
Machinery-Construction & Mining	0.8
Internet	0.7
Entertainment	0.7
Home Furnishings	0.7
Auto Parts & Equipment	0.7
Healthcare-Services	0.7
Household Products/Wares	0.5
Forest Products & Paper	0.5
Private Equity	0.5
Investment Companies	0.4
Iron/Steel	0.4
Toys/Games/Hobbies	0.4
Short-Term Investments	0.4
Media	0.4
Food Service	0.4
Office/Business Equipment	0.3
Hand/Machine Tools	0.3
Gas	0.3
Lodging	0.3
Advertising	0.3
Water	0.3
Metal Fabricate/Hardware	0.2
Leisure Time	0.2
Home Builders	0.1
Energy-Alternate Sources	0.1
Holding Companies-Diversified	0.1
Pipelines	0.1
99.1%
*	Calculated as a percentage of net assets

SunAmerica Series Trust SA International Index Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2022— (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2022 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Australia	$457,302	$44,875,190	$—	$45,332,492
Cayman Islands	1,048,006	2,442,013	—	3,490,019
Israel	1,630,020	3,368,455	—	4,998,475
Japan	126,164	127,645,291	—	127,771,455
Netherlands	650,584	31,507,107	—	32,157,691
United Kingdom	434,319	83,905,048	—	84,339,367
Other Countries	—	279,359,230	—	279,359,230
Unaffiliated Investment Companies	16,820,316	—	—	16,820,316
Warrants	19,714	—	—	19,714
Short-Term Investments	—	2,583,999	—	2,583,999
Repurchase Agreements	—	18,496,842	—	18,496,842
Total Investments at Value	$21,186,425	$594,183,175	$—	$615,369,600
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$1,532,824	$—	$—	$1,532,824
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Portfolio of Investments

SunAmerica Series Trust SA Invesco Growth Opportunities Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2022— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 95.7%
Aerospace/Defense — 0.7%
Mercury Systems, Inc.†	36,679	$ 1,775,264
Apparel — 0.8%
Kontoor Brands, Inc.	59,432	2,121,722
Auto Parts & Equipment — 1.6%
Fox Factory Holding Corp.†	25,954	2,280,059
Gentherm, Inc.†	29,978	1,751,315
		4,031,374
Banks — 0.5%
Silvergate Capital Corp., Class A†	20,544	1,166,077
Biotechnology — 6.1%
Abcam PLC†	146,392	2,267,863
Apellis Pharmaceuticals, Inc.†	19,987	1,209,014
Cytokinetics, Inc.†	24,325	1,062,029
Guardant Health, Inc.†	22,029	1,090,435
Halozyme Therapeutics, Inc.†	87,308	4,174,195
Intellia Therapeutics, Inc.†	16,520	871,926
Intra-Cellular Therapies, Inc.†	27,357	1,249,394
Karuna Therapeutics, Inc.†	5,294	1,161,186
Maravai LifeSciences Holdings, Inc., Class A†	53,998	896,367
Mirati Therapeutics, Inc.†	18,224	1,226,840
		15,209,249
Chemicals — 0.7%
Element Solutions, Inc.	107,613	1,850,944
Commercial Services — 4.3%
ASGN, Inc.†	20,845	1,767,239
Clarivate PLC†	82,995	857,338
GXO Logistics, Inc.†	41,105	1,501,977
Morningstar, Inc.	14,284	3,316,459
R1 RCM, Inc.†	97,348	1,719,166
Stride, Inc.†	45,571	1,527,084
		10,689,263
Computers — 5.1%
CACI International, Inc., Class A†	6,929	2,106,624
ExlService Holdings, Inc.†	15,465	2,812,310
KBR, Inc.	47,204	2,349,343
KnowBe4, Inc., Class A†	129,369	3,179,890
Qualys, Inc.†	15,775	2,248,884
		12,697,051
Distribution/Wholesale — 2.1%
Pool Corp.	6,629	2,016,741
WESCO International, Inc.†	23,525	3,241,039
		5,257,780
Diversified Financial Services — 2.3%
Flywire Corp.†	77,484	1,700,774
LPL Financial Holdings, Inc.	7,108	1,817,160
TMX Group, Ltd.	22,818	2,193,784
		5,711,718
Electrical Components & Equipment — 1.1%
Littelfuse, Inc.	12,099	2,664,805
Electronics — 1.4%
Flex, Ltd.†	115,756	2,266,503
Mesa Laboratories, Inc.	9,559	1,263,795
		3,530,298
Security Description	Shares or Principal Amount	Value

Engineering & Construction — 2.8%
AECOM	52,836	$ 3,977,494
Construction Partners, Inc., Class A†	93,888	2,923,672
		6,901,166
Entertainment — 1.3%
Marriott Vacations Worldwide Corp.	22,296	3,294,457
Environmental Control — 3.2%
Clean Harbors, Inc.†	30,278	3,707,844
Evoqua Water Technologies Corp.†	111,376	4,363,712
		8,071,556
Food — 3.6%
Grocery Outlet Holding Corp.†	49,298	1,704,232
Performance Food Group Co.†	60,367	3,141,499
Post Holdings, Inc.†	23,778	2,150,007
Simply Good Foods Co.†	51,391	1,968,275
		8,964,013
Gas — 0.8%
New Jersey Resources Corp.	42,250	1,886,040
Healthcare-Products — 9.4%
AtriCure, Inc.†	56,424	2,376,579
Axonics, Inc.†	25,235	1,845,688
Globus Medical, Inc., Class A†	30,547	2,046,649
Inari Medical, Inc.†	40,468	3,113,203
Insulet Corp.†	9,105	2,356,465
iRhythm Technologies, Inc.†	20,145	2,568,286
Lantheus Holdings, Inc.†	25,227	1,866,546
Natera, Inc.†	56,697	2,662,491
Omnicell, Inc.†	18,415	1,423,848
Repligen Corp.†	17,947	3,275,148
		23,534,903
Healthcare-Services — 2.0%
Acadia Healthcare Co., Inc.†	32,715	2,659,729
Chemed Corp.	5,132	2,395,977
		5,055,706
Insurance — 2.9%
BRP Group, Inc., Class A†	92,475	2,621,666
Hanover Insurance Group, Inc.	16,520	2,420,015
Selective Insurance Group, Inc.	21,560	2,114,605
		7,156,286
Internet — 1.7%
Overstock.com, Inc.†	57,717	1,341,920
Perficient, Inc.†	19,902	1,332,837
Shutterstock, Inc.	31,916	1,596,758
		4,271,515
Iron/Steel — 0.5%
Cleveland-Cliffs, Inc.†	96,240	1,250,158
Leisure Time — 2.2%
Harley-Davidson, Inc.	68,367	2,939,781
Planet Fitness, Inc., Class A†	39,057	2,557,452
		5,497,233
Lodging — 0.8%
Wyndham Hotels & Resorts, Inc.	24,863	1,887,848
Machinery-Construction & Mining — 0.8%
BWX Technologies, Inc.	35,695	2,033,901

SunAmerica Series Trust SA Invesco Growth Opportunities Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Machinery-Diversified — 2.4%
Chart Industries, Inc.†	15,122	$ 3,370,391
Nordson Corp.	11,913	2,680,425
		6,050,816
Metal Fabricate/Hardware — 1.9%
Valmont Industries, Inc.	15,007	4,790,535
Mining — 0.2%
MP Materials Corp.†	17,238	517,829
Oil & Gas — 4.5%
Chord Energy Corp.	15,827	2,422,955
Matador Resources Co.	52,802	3,508,693
Permian Resources Corp.†	188,363	1,840,307
Range Resources Corp.	58,505	1,666,222
SM Energy Co.	40,788	1,834,644
		11,272,821
Oil & Gas Services — 0.9%
ChampionX Corp.	78,355	2,242,520
Pharmaceuticals — 2.6%
Arvinas, Inc.†	24,366	1,211,234
Harmony Biosciences Holdings, Inc.†	37,431	1,946,412
Pacira BioSciences, Inc.†	30,465	1,576,868
Prestige Consumer Healthcare, Inc.†	31,930	1,739,547
		6,474,061
REITS — 1.7%
EastGroup Properties, Inc.	16,453	2,578,021
Terreno Realty Corp.	29,015	1,657,917
		4,235,938
Retail — 4.4%
Freshpet, Inc.†	29,630	1,746,689
National Vision Holdings, Inc.†	67,552	2,502,126
Texas Roadhouse, Inc.	35,221	3,485,118
Wingstop, Inc.	19,973	3,163,523
		10,897,456
Semiconductors — 4.1%
Allegro MicroSystems, Inc.†	110,226	2,800,842
Impinj, Inc.†	35,446	4,063,175
Security Description	Shares or Principal Amount	Value

Semiconductors (continued)
Lattice Semiconductor Corp.†	36,490	$ 1,770,130
Power Integrations, Inc.	24,018	1,602,241
		10,236,388
Software — 9.5%
Altair Engineering, Inc., Class A†	48,981	2,402,518
Black Knight, Inc.†	2,449	148,091
CCC Intelligent Solutions Holdings, Inc.†	149,758	1,397,242
Descartes Systems Group, Inc.†	34,441	2,378,840
Doximity, Inc., Class A†	49,970	1,322,706
Evolent Health, Inc., Class A†	50,454	1,604,942
Five9, Inc.†	22,343	1,346,389
Gitlab, Inc., Class A†	19,868	962,803
Guidewire Software, Inc.†	25,634	1,522,916
HashiCorp, Inc., Class A†	19,096	586,820
Manhattan Associates, Inc.†	19,444	2,365,751
Paycor HCM, Inc.†	1,966	59,904
Procore Technologies, Inc.†	40,592	2,218,759
Sprout Social, Inc., Class A†	37,861	2,284,154
Verra Mobility Corp.†	66,824	1,140,686
Workiva, Inc.†	24,906	1,937,936
		23,680,457
Telecommunications — 3.2%
Calix, Inc.†	44,299	3,262,178
Iridium Communications, Inc.†	90,285	4,652,386
		7,914,564
Transportation — 0.8%
Saia, Inc.†	9,470	1,883,204
Water — 0.8%
American States Water Co.	21,524	1,947,061
TOTAL INVESTMENTS (cost $236,819,342)	95.7%	238,653,977
Other assets less liabilities	4.3	10,625,774
NET ASSETS	100.0%	$249,279,751
†	Non-income producing security

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2022 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Biotechnology	$12,941,386	$2,267,863	$—	$15,209,249
Other Industries	223,444,728	—	—	223,444,728
Total Investments at Value	$236,386,114	$2,267,863	$—	$238,653,977
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Portfolio of Investments

SunAmerica Series Trust SA Invesco Main Street Large Cap Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2022— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 98.3%
Advertising — 0.3%
Interpublic Group of Cos., Inc.	47,627	$ 1,418,808
Aerospace/Defense — 1.8%
Lockheed Martin Corp.	6,707	3,264,163
Raytheon Technologies Corp.	43,791	4,152,262
		7,416,425
Agriculture — 1.0%
British American Tobacco PLC ADR	98,933	3,919,726
Auto Manufacturers — 1.0%
General Motors Co.	107,380	4,214,665
Auto Parts & Equipment — 0.2%
Mobileye Global, Inc., Class A†	29,200	770,296
Banks — 4.3%
First Citizens BancShares, Inc., Class A	3,975	3,267,927
JPMorgan Chase & Co.	112,662	14,181,893
		17,449,820
Beverages — 4.8%
Coca-Cola Co.	109,383	6,546,573
Constellation Brands, Inc., Class A	27,279	6,740,095
PepsiCo, Inc.	33,591	6,099,454
		19,386,122
Biotechnology — 1.6%
Gilead Sciences, Inc.	45,778	3,591,742
Seagen, Inc.†	22,878	2,909,166
		6,500,908
Building Materials — 1.4%
Vulcan Materials Co.	34,261	5,608,526
Chemicals — 0.8%
Valvoline, Inc.	116,259	3,413,364
Computers — 8.1%
Amdocs, Ltd.	30,482	2,630,901
Apple, Inc.	189,605	29,074,031
Crowdstrike Holdings, Inc., Class A†	7,840	1,263,808
		32,968,740
Cosmetics/Personal Care — 0.6%
Coty, Inc., Class A†	106,081	711,803
Procter & Gamble Co.	13,183	1,775,355
		2,487,158
Diversified Financial Services — 6.0%
American Express Co.	45,571	6,765,015
Charles Schwab Corp.	69,625	5,547,024
Intercontinental Exchange, Inc.	25,727	2,458,729
Mastercard, Inc., Class A	23,945	7,858,270
Rocket Cos., Inc., Class A	234,436	1,617,609
		24,246,647
Electric — 2.7%
FirstEnergy Corp.	191,624	7,226,141
Southern Co.	56,245	3,682,923
		10,909,064
Electronics — 1.3%
Honeywell International, Inc.	25,545	5,211,691
Security Description	Shares or Principal Amount	Value

Environmental Control — 1.4%
Republic Services, Inc.	14,434	$ 1,914,237
Waste Connections, Inc.	27,582	3,638,342
		5,552,579
Food — 0.7%
Sysco Corp.	33,270	2,879,851
Healthcare-Services — 5.8%
HCA Healthcare, Inc.	23,936	5,205,362
Tenet Healthcare Corp.†	81,921	3,634,016
UnitedHealth Group, Inc.	26,267	14,582,125
		23,421,503
Household Products/Wares — 0.1%
Church & Dwight Co., Inc.	6,275	465,166
Insurance — 3.7%
Allstate Corp.	49,353	6,230,816
Equitable Holdings, Inc.	287,748	8,810,844
		15,041,660
Internet — 6.9%
Airbnb, Inc., Class A†	46,896	5,013,651
Alphabet, Inc., Class A†	75,661	7,150,721
Meta Platforms, Inc., Class A†	45,591	4,247,258
Netflix, Inc.†	39,742	11,599,895
		28,011,525
Machinery-Diversified — 2.9%
Deere & Co.	16,644	6,588,028
Otis Worldwide Corp.	73,388	5,184,128
		11,772,156
Oil & Gas — 4.5%
APA Corp.	114,225	5,192,668
Exxon Mobil Corp.	118,302	13,109,045
		18,301,713
Pharmaceuticals — 7.8%
AstraZeneca PLC ADR	114,777	6,750,035
Bayer AG	55,900	2,940,732
Bristol-Myers Squibb Co.	64,807	5,020,598
CVS Health Corp.	71,045	6,727,962
Eli Lilly & Co.	28,096	10,173,281
		31,612,608
Pipelines — 1.8%
Cheniere Energy, Inc.	29,466	5,198,097
Magellan Midstream Partners LP	39,173	2,113,383
		7,311,480
REITS — 2.7%
Prologis, Inc.	99,426	11,011,430
Retail — 2.9%
AutoZone, Inc.†	469	1,187,920
Dollar General Corp.	11,698	2,983,575
O'Reilly Automotive, Inc.†	9,234	7,730,428
		11,901,923
Semiconductors — 3.2%
Advanced Micro Devices, Inc.†	55,020	3,304,501
Applied Materials, Inc.	50,283	4,439,486
QUALCOMM, Inc.	45,088	5,305,054
		13,049,041

SunAmerica Series Trust SA Invesco Main Street Large Cap Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software — 11.9%
Electronic Arts, Inc.	24,449	$ 3,079,596
Fiserv, Inc.†	56,905	5,846,420
Manhattan Associates, Inc.†	18,263	2,222,059
Microsoft Corp.	92,335	21,433,723
MongoDB, Inc.†	4,509	825,282
ServiceNow, Inc.†	10,351	4,355,080
Synopsys, Inc.†	8,720	2,551,036
VMware, Inc., Class A	72,896	8,202,987
		48,516,183
Telecommunications — 2.6%
Motorola Solutions, Inc.	24,149	6,030,247
Verizon Communications, Inc.	122,934	4,594,043
		10,624,290
Transportation — 3.5%
Union Pacific Corp.	21,135	4,166,554
United Parcel Service, Inc., Class B	61,199	10,267,356
		14,433,910
Total Long-Term Investment Securities (cost $375,953,469)		399,828,978
Security Description	Shares or Principal Amount	Value
REPURCHASE AGREEMENTS — 2.8%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.83% dated 10/31/2022 , to be repurchased 11/01/2022 in the amount of $11,450,359 and collateralized by $9,597,800 of United States Treasury Inflation Indexed Bonds, bearing interest at 0.13% due 07/15/2024 and having an approximate value of $11,679,124 (cost $11,450,095)	$11,450,095	$ 11,450,095
TOTAL INVESTMENTS (cost $387,403,564)	101.1%	411,279,073
Other assets less liabilities	(1.1)	(4,336,576)
NET ASSETS	100.0%	$406,942,497
†	Non-income producing security
ADR—American Depositary Receipt

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2022 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Pharmaceuticals	$28,671,876	$2,940,732	$—	$31,612,608
Other Industries	368,216,370	—	—	368,216,370
Repurchase Agreements	—	11,450,095	—	11,450,095
Total Investments at Value	$396,888,246	$14,390,827	$—	$411,279,073
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Portfolio of Investments

SunAmerica Series Trust SA Janus Focused Growth Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2022— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 96.6%
Aerospace/Defense — 0.8%
Howmet Aerospace, Inc.	90,023	$ 3,200,318
Apparel — 2.8%
LVMH Moet Hennessy Louis Vuitton SE	10,091	6,366,169
NIKE, Inc., Class B	45,946	4,258,275
		10,624,444
Auto Manufacturers — 0.6%
Rivian Automotive, Inc., Class A†	70,156	2,453,355
Chemicals — 1.3%
Sherwin-Williams Co.	22,149	4,984,189
Commercial Services — 3.8%
CoStar Group, Inc.†	176,317	14,584,942
Computers — 6.8%
Apple, Inc.	169,735	26,027,165
Cosmetics/Personal Care — 1.1%
Procter & Gamble Co.	32,210	4,337,721
Diversified Financial Services — 9.0%
Charles Schwab Corp.	107,511	8,565,401
Mastercard, Inc., Class A	78,900	25,893,402
		34,458,803
Entertainment — 1.1%
Caesars Entertainment, Inc.†	96,933	4,238,880
Healthcare-Products — 4.2%
Danaher Corp.	52,969	13,330,708
Edwards Lifesciences Corp.†	37,989	2,751,543
		16,082,251
Healthcare-Services — 3.2%
UnitedHealth Group, Inc.	22,464	12,470,890
Internet — 15.0%
Alphabet, Inc., Class C†	166,089	15,721,985
Amazon.com, Inc.†	250,573	25,668,698
Booking Holdings, Inc.†	4,849	9,065,109
Match Group, Inc.†	64,102	2,769,206
Meta Platforms, Inc., Class A†	46,827	4,362,403
		57,587,401
Machinery-Diversified — 5.1%
Deere & Co.	49,913	19,756,564
Security Description	Shares or Principal Amount	Value

Mining — 1.0%
Freeport-McMoRan, Inc.	117,645	$ 3,728,170
Pharmaceuticals — 5.6%
AbbVie, Inc.	96,192	14,082,509
DexCom, Inc.†	61,790	7,462,996
		21,545,505
Private Equity — 2.6%
Blackstone, Inc.	108,399	9,879,485
REITS — 3.0%
American Tower Corp.	56,613	11,729,647
Retail — 3.1%
TJX Cos., Inc.	168,050	12,116,405
Semiconductors — 9.1%
Advanced Micro Devices, Inc.†	137,028	8,229,902
ASML Holding NV (NASDAQ)	24,317	11,487,837
NVIDIA Corp.	32,008	4,320,120
Texas Instruments, Inc.	67,865	10,901,155
		34,939,014
Software — 17.4%
Atlassian Corp., Class A†	42,421	8,600,009
Microsoft Corp.	177,323	41,161,988
Workday, Inc., Class A†	109,113	17,001,988
		66,763,985
Total Long-Term Investment Securities (cost $294,020,148)		371,509,134
SHORT-TERM INVESTMENTS — 3.5%
Commercial Paper — 3.5%
Credit Agricole SA
3.02%, 11/01/2022 (cost $13,600,000)	$13,600,000	13,598,834
TOTAL INVESTMENTS (cost $307,620,148)	100.1%	385,107,968
Other assets less liabilities	(0.1)	(438,005)
NET ASSETS	100.0%	$384,669,963
†	Non-income producing security
NASDAQ—National Association of Securities Dealers Automated Quotations

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2022 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Apparel	$4,258,275	$6,366,169	$—	$10,624,444
Other Industries	360,884,690	—	—	360,884,690
Short-Term Investments	—	13,598,834	—	13,598,834
Total Investments at Value	$365,142,965	$19,965,003	$—	$385,107,968
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Portfolio of Investments

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2022— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 59.3%
Advertising — 0.1%
Dentsu Group, Inc.	900	$ 28,034
Hakuhodo DY Holdings, Inc.	1,000	8,440
Publicis Groupe SA	791	44,306
Trade Desk, Inc., Class A†	3,093	164,671
WPP PLC	4,071	35,722
		281,173
Aerospace/Defense — 0.9%
Airbus SE	8,640	935,646
BAE Systems PLC	10,808	100,942
Dassault Aviation SA	79	11,732
Elbit Systems, Ltd.	84	16,983
General Dynamics Corp.	1,207	301,509
Kawasaki Heavy Industries, Ltd.	500	8,483
Leonardo SpA	1,357	10,915
MTU Aero Engines AG	179	32,056
Northrop Grumman Corp.	1,712	939,905
Raytheon Technologies Corp.	4,731	448,593
Rolls-Royce Holdings PLC†	28,047	25,095
Saab AB, Series B	272	9,608
Safran SA	5,637	626,750
Singapore Technologies Engineering, Ltd.	5,100	11,886
Thales SA	358	45,499
		3,525,602
Agriculture — 0.2%
British American Tobacco PLC	7,657	302,495
Imperial Brands PLC	3,222	78,442
Japan Tobacco, Inc.	3,800	62,956
Olam Group, Ltd.	3,100	2,937
Philip Morris International, Inc.	2,588	237,708
Swedish Match AB	5,112	52,596
Wilmar International, Ltd.	10,500	28,805
		765,939
Airlines — 0.0%
ANA Holdings, Inc.†	700	13,584
Deutsche Lufthansa AG†	2,004	13,751
easyJet PLC†	1,906	7,615
Japan Airlines Co., Ltd.†	300	5,590
Qantas Airways, Ltd.†	3,098	11,553
Singapore Airlines, Ltd.†	4,400	16,344
		68,437
Apparel — 1.3%
adidas AG	2,366	231,434
Asics Corp.	700	10,742
Burberry Group PLC	1,357	28,245
Columbia Sportswear Co.	2,618	195,041
Hermes International	118	152,822
Kering SA	245	112,145
LPP SA	4	6,942
LVMH Moet Hennessy Louis Vuitton SE	4,917	3,102,017
NIKE, Inc., Class B	16,006	1,483,436
Puma SE	344	15,233
Ralph Lauren Corp.	2,030	188,161
		5,526,218
Auto Manufacturers — 1.4%
Bayerische Motoren Werke AG	1,070	84,086
Security Description	Shares or Principal Amount	Value

Auto Manufacturers (continued)
Bayerische Motoren Werke AG (Preference Shares)	200	$ 14,764
Daimler Truck Holding AG†	1,740	46,427
Ferrari NV	430	84,855
Hino Motors, Ltd.†	1,000	4,154
Honda Motor Co., Ltd.	5,800	131,497
Isuzu Motors, Ltd.	2,100	24,616
Mazda Motor Corp.	1,800	12,134
Mercedes-Benz Group AG	2,622	151,843
Mitsubishi Motors Corp.†	2,200	7,392
Nissan Motor Co., Ltd.	7,900	25,186
Porsche Automobil Holding SE (Preference Shares)	514	28,750
Stellantis NV	31,595	426,544
Subaru Corp.	2,000	31,124
Suzuki Motor Corp.	1,600	53,985
Tesla, Inc.†	10,922	2,485,192
Toyota Motor Corp.	42,100	583,955
Volkswagen AG (Preference Shares)	4,254	543,746
Volvo AB, Class A	642	10,956
Volvo AB, Class B	69,793	1,141,200
Volvo Car AB, Class B†	1,798	7,625
		5,900,031
Auto Parts & Equipment — 0.3%
Aisin Corp.	600	15,384
Bridgestone Corp.	2,100	75,682
Cie Generale des Etablissements Michelin SCA	30,688	781,679
Continental AG	363	18,826
Denso Corp.	1,600	79,446
Koito Manufacturing Co., Ltd.	800	11,363
NGK Insulators, Ltd.	900	10,484
NGK Spark Plug Co., Ltd.	600	10,930
Pirelli & C SpA*	1,555	5,876
Stanley Electric Co., Ltd.	600	10,193
Sumitomo Electric Industries, Ltd.	2,700	28,198
Toyota Boshoku Corp.	300	3,819
Toyota Industries Corp.	700	36,035
		1,087,915
Banks — 5.0%
Australia & New Zealand Banking Group, Ltd.	9,990	162,852
Banca Mediolanum SpA	722	5,417
Banco Bilbao Vizcaya Argentaria SA	22,351	114,858
Banco BPM SpA	5,079	15,390
Banco Santander SA	56,381	145,858
Bank Central Asia Tbk PT	708,600	399,287
Bank Hapoalim BM	4,129	39,780
Bank Leumi Le-Israel BM	5,182	49,410
Bank of America Corp.	81,968	2,954,127
Bank of Kyoto, Ltd.	300	10,807
Bank Polska Kasa Opieki SA	590	9,679
Barclays PLC	52,837	89,958
BAWAG Group AG*	300	14,479
Bendigo & Adelaide Bank, Ltd.	1,893	10,876
BNP Paribas SA	11,047	517,529
CaixaBank SA	14,590	48,345
Chiba Bank, Ltd.	2,400	13,104
Citigroup, Inc.	4,957	227,328
Citizens Financial Group, Inc.	10,584	432,886
Commerzbank AG†	3,531	28,246

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Commonwealth Bank of Australia	5,720	$ 381,818
Concordia Financial Group, Ltd.	4,100	12,487
Credit Agricole SA	4,564	41,379
Credit Suisse Group AG	8,440	34,716
Danske Bank A/S	2,284	36,820
DBS Group Holdings, Ltd.	31,600	763,003
Deutsche Bank AG	6,928	66,131
DNB Bank ASA	3,047	53,759
Erste Group Bank AG	1,194	29,415
FinecoBank Banca Fineco SpA	2,046	27,631
First Republic Bank	1,619	194,442
Fukuoka Financial Group, Inc.	600	10,181
Hang Seng Bank, Ltd.	2,500	35,150
HDFC Bank, Ltd. ADR	21,563	1,343,591
HSBC Holdings PLC	67,035	343,840
ING Bank Slaski SA	76	2,647
ING Groep NV	12,648	124,232
Intesa Sanpaolo SpA	59,384	113,391
Israel Discount Bank, Ltd., Class A	4,147	23,571
KBC Group NV	13,475	674,351
Lloyds Banking Group PLC	238,113	114,603
M&T Bank Corp.	4,108	691,664
Macquarie Group, Ltd.	1,208	130,227
Mediobanca Banca di Credito Finanziario SpA	2,242	20,350
Mitsubishi UFJ Financial Group, Inc.	42,300	200,527
Mizrahi Tefahot Bank, Ltd.	499	18,854
Mizuho Financial Group, Inc.	8,440	91,075
Morgan Stanley	16,909	1,389,413
National Australia Bank, Ltd.	10,776	222,854
NatWest Group PLC	17,290	46,431
Nordea Bank Abp	58,595	559,988
Northern Trust Corp.	2,635	222,262
Oversea-Chinese Banking Corp., Ltd.	13,600	116,467
PNC Financial Services Group, Inc.	2,767	447,784
Powszechna Kasa Oszczednosci Bank Polski SA	2,891	15,762
Raiffeisen Bank International AG†	452	6,285
Resona Holdings, Inc.	8,000	30,102
Santander Bank Polska SA	117	6,233
Shinsei Bank, Ltd.	300	4,467
Shizuoka Financial Group, Inc.	1,900	11,986
Skandinaviska Enskilda Banken AB, Class A	5,715	60,243
Skandinaviska Enskilda Banken AB, Class C	34	388
Societe Generale SA	2,610	59,826
Standard Chartered PLC	8,299	49,509
Sumitomo Mitsui Financial Group, Inc.	4,600	129,054
Sumitomo Mitsui Trust Holdings, Inc.	1,300	37,380
SVB Financial Group†	491	113,401
Svenska Handelsbanken AB, Class A	5,149	47,826
Svenska Handelsbanken AB, Class B	83	908
Swedbank AB, Class A	3,112	46,368
Toronto-Dominion Bank	9,083	581,309
Truist Financial Corp.	41,404	1,854,485
UBS Group AG	11,833	187,352
UniCredit SpA	6,788	84,306
United Overseas Bank, Ltd.	5,200	101,938
US Bancorp	20,985	890,813
Security Description	Shares or Principal Amount	Value

Banks (continued)
Wells Fargo & Co.	45,252	$ 2,081,139
Westpac Banking Corp.	11,736	180,478
		20,456,828
Beverages — 1.2%
Anheuser-Busch InBev SA NV	3,324	166,494
Asahi Group Holdings, Ltd.	1,800	50,385
Budweiser Brewing Co. APAC, Ltd.*	5,900	12,422
Carlsberg A/S, Class B	3,813	448,967
Coca-Cola Co.	15,557	931,086
Coca-Cola Europacific Partners PLC	674	31,712
Coca-Cola HBC AG	658	14,348
Constellation Brands, Inc., Class A	1,842	455,121
Davide Campari-Milano NV	1,791	16,108
Diageo PLC	56,528	2,330,427
Endeavour Group, Ltd.	4,263	19,468
Heineken Holding NV	371	25,334
Heineken NV	792	66,213
JDE Peet's NV	438	12,537
Keurig Dr Pepper, Inc.	4,695	182,354
Kirin Holdings Co., Ltd.	2,800	41,177
Pernod Ricard SA	684	120,006
Suntory Beverage & Food, Ltd.	500	16,740
Treasury Wine Estates, Ltd.	2,420	20,003
		4,960,902
Biotechnology — 1.2%
Alnylam Pharmaceuticals, Inc.†	1,524	315,864
Argenx SE (BSE)†	124	48,241
Argenx SE (XAMS)†	60	23,342
CSL, Ltd.	1,617	289,784
Exelixis, Inc.†	9,114	151,110
Genmab A/S†	221	85,231
Horizon Therapeutics PLC†	4,741	295,459
Regeneron Pharmaceuticals, Inc.†	3,900	2,920,125
Royalty Pharma PLC, Class A	7,508	317,738
Vertex Pharmaceuticals, Inc.†	2,234	697,008
Vitrolife AB	245	3,958
		5,147,860
Building Materials — 0.5%
AGC, Inc.	800	25,085
Buzzi Unicem SpA	317	5,267
Cie de Saint-Gobain	1,757	71,780
CRH PLC	2,575	92,648
Daikin Industries, Ltd.	1,000	150,403
Fletcher Building, Ltd.	2,632	7,853
Fortune Brands Home & Security, Inc.	3,517	212,145
Geberit AG	122	54,186
HeidelbergCement AG	479	22,084
Holcim AG	1,902	86,276
Investment AB Latour, Class B	456	7,701
James Hardie Industries PLC CDI	1,500	32,953
Kingspan Group PLC	517	26,072
LIXIL Corp.	900	13,614
Martin Marietta Materials, Inc.	1,198	402,504
Mohawk Industries, Inc.†	2,088	197,838
Nibe Industrier AB, Class B	5,148	41,024
Rinnai Corp.	100	6,816
Sika AG	517	116,390

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Building Materials (continued)
TOTO, Ltd.	500	$ 14,280
Vulcan Materials Co.	3,433	561,982
		2,148,901
Chemicals — 1.0%
Air Liquide SA	1,753	228,975
Air Water, Inc.	800	8,942
Akzo Nobel NV	609	37,541
Arkema SA	214	16,920
Asahi Kasei Corp.	4,700	30,155
Axalta Coating Systems, Ltd.†	4,791	111,726
BASF SE	3,079	138,218
Brenntag SE	518	31,446
Chr. Hansen Holding A/S	344	19,079
Covestro AG*	648	22,063
Croda International PLC	477	36,946
Eastman Chemical Co.	9,683	743,751
EMS-Chemie Holding AG	23	14,484
Evonik Industries AG	640	11,799
Givaudan SA	27	80,535
ICL Group, Ltd.	2,420	21,767
Johnson Matthey PLC	666	14,760
Kansai Paint Co., Ltd.	900	11,736
Koninklijke DSM NV	586	69,004
Linde PLC	1,682	503,223
Mitsubishi Chemical Group Corp.	4,700	21,172
Mitsubishi Gas Chemical Co., Inc.	600	7,629
Mitsui Chemicals, Inc.	700	12,960
Nippon Paint Holdings Co., Ltd.	3,600	22,914
Nippon Sanso Holdings Corp.	900	14,347
Nissan Chemical Corp.	500	22,361
Nitto Denko Corp.	500	26,309
Novozymes A/S, Class B	701	36,775
PPG Industries, Inc.	3,632	414,702
Shin-Etsu Chemical Co., Ltd.	9,900	1,033,759
Showa Denko KK	600	8,757
Solvay SA, Class A	245	22,055
Sumitomo Chemical Co., Ltd.	5,500	18,467
Symrise AG	445	45,451
Toray Industries, Inc.	5,400	26,158
Tosoh Corp.	1,100	11,971
Umicore SA	669	22,023
Yara International ASA	529	23,587
		3,944,467
Commercial Services — 1.2%
Adyen NV*†	104	148,982
Amadeus IT Group SA†	1,510	78,604
Ashtead Group PLC	1,507	78,426
Atlantia SpA	1,688	37,670
Brambles, Ltd.	4,719	35,197
Bureau Veritas SA	970	24,012
Dai Nippon Printing Co., Ltd.	900	18,021
Edenred	836	42,898
Equifax, Inc.	1,045	177,169
Experian PLC	3,249	103,270
FleetCor Technologies, Inc.†	939	174,767
Global Payments, Inc.	2,368	270,568
GMO Payment Gateway, Inc.	200	14,352
IDP Education, Ltd.	700	13,167
Intertek Group PLC	540	22,614
Nexi SpA*†	2,827	24,540
Security Description	Shares or Principal Amount	Value

Commercial Services (continued)
Nihon M&A Center Holdings, Inc.	900	$ 10,177
Persol Holdings Co., Ltd.	600	11,991
Quanta Services, Inc.	5,045	716,592
Randstad NV	420	20,912
Recruit Holdings Co., Ltd.	5,700	174,946
RELX PLC (LSE)	6,656	178,915
RELX PLC (XAMS)	18,048	485,260
Rentokil Initial PLC	8,414	52,488
S&P Global, Inc.	5,273	1,693,951
Secom Co., Ltd.	700	39,882
Securitas AB, Class B	1,688	13,811
SGS SA	22	48,490
Toppan, Inc.	1,100	16,400
Transurban Group	10,308	87,234
Worldline SA*†	838	36,650
Worley, Ltd.	1,246	11,366
		4,863,322
Computers — 2.1%
Apple, Inc.	36,767	5,637,852
AutoStore Holdings, Ltd.*†	2,988	5,628
Capgemini SE	5,850	959,822
Computershare, Ltd.	1,922	31,088
Crowdstrike Holdings, Inc., Class A†	1,264	203,757
Fujitsu, Ltd.	600	69,049
Globant SA†	1,257	237,171
International Business Machines Corp.	1,771	244,911
Itochu Techno-Solutions Corp.	300	6,949
Leidos Holdings, Inc.	5,931	602,530
NEC Corp.	900	29,796
Nomura Research Institute, Ltd.	1,500	33,236
NTT Data Corp.	2,100	30,443
OBIC Co., Ltd.	200	29,998
Otsuka Corp.	400	12,593
SCSK Corp.	500	7,366
Seagate Technology Holdings PLC	4,573	227,095
Teleperformance	197	52,771
Zscaler, Inc.†	1,005	154,870
		8,576,925
Cosmetics/Personal Care — 0.5%
Beiersdorf AG	330	31,693
Essity AB, Class A	95	1,995
Essity AB, Class B	2,020	42,674
Estee Lauder Cos., Inc., Class A	904	181,243
Kao Corp.	1,600	60,044
Kose Corp.	100	9,963
Lion Corp.	1,000	10,103
L'Oreal SA	2,223	697,942
Procter & Gamble Co.	2,604	350,681
Shiseido Co., Ltd.	1,400	48,506
Unicharm Corp.	1,500	45,699
Unilever PLC	8,814	400,921
		1,881,464
Distribution/Wholesale — 0.3%
Azelis Group NV	230	5,260
Bunzl PLC	1,130	36,783
Copart, Inc.†	3,604	414,532
D'ieteren Group SA	80	13,293
Ferguson PLC	3,871	421,788
ITOCHU Corp.	4,900	126,757
Marubeni Corp.	5,700	49,914

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Distribution/Wholesale (continued)
Mitsubishi Corp.	5,000	$ 135,462
Mitsui & Co., Ltd.	5,500	121,723
Seven Group Holdings, Ltd.	411	4,805
Sojitz Corp.	560	8,259
Sumitomo Corp.	4,200	53,508
Toyota Tsusho Corp.	800	26,862
Travis Perkins PLC	755	7,124
		1,426,070
Diversified Financial Services — 2.3%
Abrdn PLC	7,310	13,312
Acom Co., Ltd.	1,000	2,185
American Express Co.	6,821	1,012,577
Ameriprise Financial, Inc.	1,841	569,090
Amundi SA*	205	9,665
ASX, Ltd.	648	28,002
BlackRock, Inc.	887	572,922
Capital One Financial Corp.	6,366	674,923
Charles Schwab Corp.	10,844	863,942
CME Group, Inc.	3,973	688,521
Daiwa Securities Group, Inc.	5,000	19,463
Deutsche Boerse AG	2,003	325,887
Hargreaves Lansdown PLC	1,192	10,419
Hong Kong Exchanges & Clearing, Ltd.	10,200	270,806
Intrum AB	248	3,121
Invesco, Ltd.	6,427	98,462
Japan Exchange Group, Inc.	1,800	23,634
Julius Baer Group, Ltd.	801	38,430
London Stock Exchange Group PLC	1,156	100,234
Mastercard, Inc., Class A	11,388	3,737,314
Mitsubishi HC Capital, Inc.	2,600	11,142
Nomura Holdings, Inc.	10,000	32,429
Nordnet AB	545	6,752
ORIX Corp.	4,000	58,578
SBI Holdings, Inc.	800	14,455
Schroders PLC	3,251	14,604
Singapore Exchange, Ltd.	2,800	16,649
St. James's Place PLC	1,811	22,075
T. Rowe Price Group, Inc.	1,989	211,152
Tokyo Century Corp.	200	6,815
		9,457,560
Electric — 1.6%
A2A SpA	5,250	5,829
American Electric Power Co., Inc.	2,085	183,313
Chubu Electric Power Co., Inc.	2,500	20,289
CLP Holdings, Ltd.	5,500	36,899
Contact Energy, Ltd.	2,617	11,474
E.ON SE	7,526	63,055
Edison International	3,172	190,447
EDP - Energias de Portugal SA	9,837	42,976
EDP Renovaveis SA	724	15,235
Electricite de France SA	2,088	24,660
Elia Group SA	120	15,171
Endesa SA	1,065	17,777
Enel SpA	25,899	115,817
Engie SA	6,203	80,574
Entergy Corp.	1,943	208,173
EVN AG	137	2,280
Fortum Oyj	1,459	20,539
Hera SpA	2,696	6,427
Security Description	Shares or Principal Amount	Value

Electric (continued)
HK Electric Investments & HK Electric Investments, Ltd.	7,500	$ 4,772
Iberdrola SA	62,887	638,820
Kansai Electric Power Co., Inc.	2,800	21,142
Kyushu Electric Power Co., Inc.	1,500	7,407
Mercury NZ, Ltd.	2,130	7,203
Meridian Energy, Ltd.	4,060	11,518
National Grid PLC	12,992	141,362
NextEra Energy, Inc.	34,892	2,704,130
Origin Energy, Ltd.	5,904	20,956
Orron Energy AB	644	1,337
Orsted A/S*	634	52,240
PG&E Corp.†	27,616	412,307
PGE Polska Grupa Energetyczna SA†	2,851	3,251
Power Assets Holdings, Ltd.	5,000	23,923
Red Electrica Corp. SA	1,507	24,356
RWE AG	16,679	642,850
SSE PLC	3,513	62,715
Terna - Rete Elettrica Nazionale SpA	4,717	31,301
Tokyo Electric Power Co. Holdings, Inc.†	2,600	8,432
Uniper SE	307	921
Verbund AG	109	8,539
Xcel Energy, Inc.	13,544	881,850
		6,772,267
Electrical Components & Equipment — 0.3%
ABB, Ltd.	5,987	166,203
AMETEK, Inc.	3,159	409,596
Brother Industries, Ltd.	900	15,310
Energizer Holdings, Inc.	4,726	136,534
Legrand SA	896	68,230
Prysmian SpA	898	29,279
Schneider Electric SE	4,473	566,080
		1,391,232
Electronics — 0.7%
Assa Abloy AB, Class B	3,325	67,089
Garmin, Ltd.	1,780	156,711
Halma PLC	1,273	30,841
Hirose Electric Co., Ltd.	100	12,979
Honeywell International, Inc.	1,362	277,875
Hoya Corp.	9,700	904,400
Hubbell, Inc.	1,170	277,852
Ibiden Co., Ltd.	500	16,897
Keysight Technologies, Inc.†	1,372	238,934
Kyocera Corp.	1,100	54,901
Mettler-Toledo International, Inc.†	198	250,456
Minebea Mitsumi, Inc.	1,300	19,249
Murata Manufacturing Co., Ltd.	2,100	103,019
Nidec Corp.	1,700	93,742
Sartorius AG (Preference Shares)	90	31,764
Shimadzu Corp.	900	23,624
TD SYNNEX Corp.	2,218	202,969
TDK Corp.	1,300	40,474
Venture Corp., Ltd.	900	10,145
Yokogawa Electric Corp.	800	13,392
		2,827,313
Energy-Alternate Sources — 0.1%
Corp. ACCIONA Energias Renovables SA	188	7,394

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Energy-Alternate Sources (continued)
Siemens Gamesa Renewable Energy SA†	753	$ 13,365
SolarEdge Technologies, Inc.†	1,037	238,541
Vestas Wind Systems A/S	3,385	66,530
		325,830
Engineering & Construction — 0.5%
Acciona SA	83	14,927
Ackermans & van Haaren NV	75	10,450
ACS Actividades de Construccion y Servicios SA	860	22,033
Aena SME SA*†	247	29,059
Aeroports de Paris†	86	11,631
Auckland International Airport, Ltd.†	4,048	18,103
Bouygues SA	731	20,847
Cellnex Telecom SA*	1,913	62,514
CK Infrastructure Holdings, Ltd.	2,000	9,509
Eiffage SA	270	24,403
Ferrovial SA	1,672	40,876
Infrastrutture Wireless Italiane SpA*	1,175	10,380
Japan Airport Terminal Co., Ltd.†	300	12,833
Kajima Corp.	1,700	16,005
Keppel Corp., Ltd.	4,800	23,622
Lendlease Corp., Ltd.	2,310	12,794
Obayashi Corp.	2,500	16,027
SATS, Ltd.†	1,600	3,085
Shimizu Corp.	2,400	11,965
Skanska AB, Class B	1,341	20,843
Strabag SE	47	1,804
Taisei Corp.	700	19,057
Vinci SA	20,145	1,851,279
		2,264,046
Entertainment — 0.1%
Aristocrat Leisure, Ltd.	2,244	52,953
Entain PLC	1,972	28,541
Evolution AB*	643	60,098
Flutter Entertainment PLC*†	513	67,775
Genting Singapore, Ltd.	19,000	10,806
Oriental Land Co., Ltd.	800	107,076
Tabcorp Holdings, Ltd.	7,461	4,586
Toho Co., Ltd.	400	14,222
Universal Music Group NV	2,556	50,087
		396,144
Environmental Control — 0.0%
Kurita Water Industries, Ltd.	400	14,635
TOMRA Systems ASA	784	12,581
		27,216
Food — 1.0%
Aeon Co., Ltd.	2,900	54,127
Ajinomoto Co., Inc.	1,900	52,241
Albertsons Cos., Inc., Class A	5,352	109,770
Associated British Foods PLC	1,195	18,452
Axfood AB	388	9,604
Barry Callebaut AG	15	28,356
Carrefour SA	1,969	31,671
Chocoladefabriken Lindt & Spruengli AG (Participation Certificate)	4	38,390
CK Hutchison Holdings, Ltd.	9,000	44,622
Coles Group, Ltd.	4,479	46,740
Security Description	Shares or Principal Amount	Value

Food (continued)
Danone SA	2,165	$ 107,639
DFI Retail Group Holdings, Ltd.	700	1,569
Dino Polska SA*†	162	10,584
Etablissements Franz Colruyt NV	183	4,409
J Sainsbury PLC	5,880	13,100
Jeronimo Martins SGPS SA	929	19,257
Kerry Group PLC, Class A	522	45,367
Kesko Oyj, Class A	314	6,039
Kesko Oyj, Class B	916	17,820
Kikkoman Corp.	700	37,927
Kobe Bussan Co., Ltd.	500	10,849
Koninklijke Ahold Delhaize NV	3,506	97,841
Kraft Heinz Co.	9,231	355,117
Leroy Seafood Group ASA	929	4,272
MEIJI Holdings Co., Ltd.	500	20,566
Mowi ASA	1,507	22,450
Nestle SA	17,600	1,915,608
NH Foods, Ltd.	400	9,515
Nisshin Seifun Group, Inc.	900	9,721
Nissin Foods Holdings Co., Ltd.	300	19,426
Ocado Group PLC†	2,405	13,012
Orkla ASA	2,518	16,966
Post Holdings, Inc.†	3,387	306,253
Salmar ASA	189	6,397
Seven & i Holdings Co., Ltd.	2,700	100,792
Sysco Corp.	2,381	206,099
Tate & Lyle PLC	1,346	10,814
Tesco PLC	25,142	61,978
Toyo Suisan Kaisha, Ltd.	400	15,006
WH Group, Ltd.*	26,684	13,463
Woolworths Group, Ltd.	4,068	85,790
Yakult Honsha Co., Ltd.	600	33,212
		4,032,831
Food Service — 0.1%
Aramark	6,815	248,747
Compass Group PLC	5,985	126,050
Sodexo SA	277	24,547
		399,344
Forest Products & Paper — 0.0%
Holmen AB, Class B	310	11,247
Mondi PLC	1,627	27,288
Oji Holdings Corp.	3,500	12,124
Smurfit Kappa Group PLC	872	28,851
Stora Enso Oyj, Class A	172	2,506
Stora Enso Oyj, Class R	2,053	26,734
Svenska Cellulosa AB SCA, Class A	104	1,254
Svenska Cellulosa AB SCA, Class B	2,010	23,694
UPM-Kymmene Oyj	1,790	59,936
		193,634
Gas — 0.0%
Centrica PLC	19,802	17,406
Enagas SA	867	14,076
Hong Kong & China Gas Co., Ltd.	36,530	28,169
Naturgy Energy Group SA	619	15,880
Osaka Gas Co., Ltd.	1,400	20,640
Snam SpA	6,871	30,601
Tokyo Gas Co., Ltd.	1,300	23,122
		149,894

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hand/Machine Tools — 0.0%
Disco Corp.	100	$ 23,930
Fuji Electric Co., Ltd.	500	19,352
Makita Corp.	900	16,450
Schindler Holding AG	104	16,390
Schindler Holding AG (Participation Certificate)	136	22,149
Techtronic Industries Co., Ltd.	6,000	56,598
		154,869
Healthcare-Products — 1.6%
Alcon, Inc.	1,697	103,226
Asahi Intecc Co., Ltd.	800	13,622
Boston Scientific Corp.†	57,584	2,482,446
Carl Zeiss Meditec AG	123	14,898
Cochlear, Ltd.	221	28,279
Coloplast A/S, Class B	2,801	312,103
ConvaTec Group PLC*	5,335	13,333
Cooper Cos., Inc.	1,004	274,484
Demant A/S†	324	8,842
DiaSorin SpA	89	11,641
EssilorLuxottica SA	1,021	161,727
Exact Sciences Corp.†	2,762	96,062
Fisher & Paykel Healthcare Corp., Ltd.	1,935	22,025
Getinge AB, Class B	732	14,852
Insulet Corp.†	949	245,611
Intuitive Surgical, Inc.†	5,733	1,413,013
Koninklijke Philips NV	2,963	37,516
Lifco AB, Class B	711	10,263
Medtronic PLC	2,022	176,601
Natera, Inc.†	3,034	142,477
Olympus Corp.	4,300	90,729
QIAGEN NV†	773	33,386
Sartorius Stedim Biotech	80	25,383
Siemens Healthineers AG*	946	43,550
Smith & Nephew PLC	2,966	35,105
Sonova Holding AG	178	42,036
Straumann Holding AG	391	37,173
Sysmex Corp.	600	32,367
Terumo Corp.	2,600	79,021
Thermo Fisher Scientific, Inc.	663	340,762
Zimmer Biomet Holdings, Inc.	1,450	164,357
		6,506,890
Healthcare-Services — 1.5%
BioMerieux	165	14,595
Catalent, Inc.†	2,990	196,533
Centene Corp.†	5,605	477,154
Eurofins Scientific SE	432	27,625
Fresenius Medical Care AG & Co. KGaA	668	18,477
Fresenius SE & Co. KGaA	1,386	31,911
HCA Healthcare, Inc.	1,440	313,157
Laboratory Corp. of America Holdings	1,178	261,351
Lonza Group AG	817	420,010
Medibank Private, Ltd.	9,232	16,603
Mediclinic International PLC	1,364	7,759
NMC Health PLC†(1)	210	0
Ramsay Health Care, Ltd.	621	23,278
Ryman Healthcare, Ltd.	1,407	6,855
Sonic Healthcare, Ltd.	1,609	33,648
Security Description	Shares or Principal Amount	Value

Healthcare-Services (continued)
UnitedHealth Group, Inc.	8,026	$ 4,455,634
Wuxi Biologics Cayman, Inc.*†	12,500	56,550
		6,361,140
Holding Companies-Diversified — 0.0%
Jardine Matheson Holdings, Ltd.	800	36,832
Swire Pacific, Ltd., Class A	1,500	9,930
Swire Pacific, Ltd., Class B	2,500	2,577
		49,339
Home Builders — 0.1%
Barratt Developments PLC	3,427	14,785
Berkeley Group Holdings PLC	376	14,967
Daiwa House Industry Co., Ltd.	2,200	44,539
Haseko Corp.	800	8,240
Iida Group Holdings Co., Ltd.	600	8,332
Open House Group Co., Ltd.	300	10,685
Persimmon PLC	12,248	183,300
Sekisui Chemical Co., Ltd.	1,400	17,459
Taylor Wimpey PLC	12,229	13,138
		315,445
Home Furnishings — 0.2%
Electrolux AB, Class B	780	9,616
Hoshizaki Corp.	500	14,305
Howden Joinery Group PLC	2,020	11,894
Panasonic Holdings Corp.	8,000	57,238
Sharp Corp.	600	3,593
Sony Group Corp.	9,800	663,584
		760,230
Household Products/Wares — 0.1%
Henkel AG & Co. KGaA	331	19,447
Henkel AG & Co. KGaA (Preference Shares)	598	37,692
Reckitt Benckiser Group PLC	2,469	163,575
		220,714
Housewares — 0.0%
Newell Brands, Inc.	13,136	181,408
Insurance — 2.4%
Admiral Group PLC	914	21,119
Aegon NV	4,731	21,875
Ageas SA/NV	608	21,027
AIA Group, Ltd.	136,200	1,028,541
Allianz SE	4,167	750,214
Arthur J. Gallagher & Co.	1,774	331,880
Assicurazioni Generali SpA	4,048	60,769
Aviva PLC	9,410	45,075
AXA SA	6,657	164,295
Baloise Holding AG	165	22,525
Berkshire Hathaway, Inc., Class B†	2,954	871,696
Challenger, Ltd.	1,932	8,650
Chubb, Ltd.	1,465	314,814
CNA Financial Corp.	2,758	115,009
Dai-ichi Life Holdings, Inc.	3,400	53,791
Direct Line Insurance Group PLC	4,460	10,317
Fairfax Financial Holdings, Ltd.	446	219,410
Gjensidige Forsikring ASA	636	11,609
Great Eastern Holdings, Ltd.	400	5,060
Hannover Rueck SE	203	33,059
Hartford Financial Services Group, Inc.	2,762	199,996
Hiscox, Ltd.	1,186	12,214

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
Insurance Australia Group, Ltd.†	8,262	$ 25,825
Japan Post Holdings Co., Ltd.	8,100	54,411
Japan Post Insurance Co., Ltd.	600	8,862
Legal & General Group PLC	20,013	53,384
Loews Corp.	10,862	619,351
M&G PLC	8,715	17,496
Mapfre SA	2,288	3,920
Marsh & McLennan Cos., Inc.	563	90,919
MS&AD Insurance Group Holdings, Inc.	1,500	39,741
Muenchener Rueckversicherungs-Gesellschaft AG	470	124,174
NN Group NV	1,040	43,997
Phoenix Group Holdings PLC	2,848	17,700
Powszechny Zaklad Ubezpieczen SA	1,910	10,712
Progressive Corp.	20,854	2,677,654
Prudential PLC	9,216	85,536
QBE Insurance Group, Ltd.	4,972	38,818
Sampo Oyj, Class A	1,664	76,048
Sompo Holdings, Inc.	1,200	49,961
Storebrand ASA	1,583	12,247
Suncorp Group, Ltd.	4,232	30,752
Swiss Life Holding AG	105	50,796
Swiss Re AG	968	71,826
T&D Holdings, Inc.	1,900	18,735
Talanx AG	178	6,688
Tokio Marine Holdings, Inc.	21,900	395,634
Travelers Cos., Inc.	2,706	499,149
Tryg A/S	1,206	26,079
UnipolSai Assicurazioni SpA	1,352	3,052
Vienna Insurance Group AG Wiener Versicherung Gruppe	112	2,504
Zurich Insurance Group AG	505	215,322
		9,694,238
Internet — 3.8%
Adevinta ASA†	900	6,149
Allegro.eu SA*†	1,347	6,540
Alphabet, Inc., Class A†	26,081	2,464,915
Alphabet, Inc., Class C†	17,559	1,662,135
Amazon.com, Inc.†	58,394	5,981,881
Auto Trader Group PLC*	3,249	19,415
Booking Holdings, Inc.†	687	1,284,333
Bumble, Inc., Class A†	9,325	236,855
CyberAgent, Inc.	1,200	9,841
Delivery Hero SE*†	4,315	142,218
IAC, Inc.†	3,480	169,406
Kakaku.com, Inc.	500	8,444
M3, Inc.†	1,400	41,815
Meta Platforms, Inc., Class A†	12,944	1,205,863
MonotaRO Co., Ltd.	800	12,191
Palo Alto Networks, Inc.†	2,988	512,711
Prosus NV	4,037	175,701
Rakuten Group, Inc.	3,000	13,365
Rightmove PLC	2,934	16,529
SEEK, Ltd.	1,186	16,302
Tencent Holdings, Ltd.	12,600	330,621
Trend Micro, Inc.	500	25,175
Uber Technologies, Inc.†	44,293	1,176,865
Security Description	Shares or Principal Amount	Value

Internet (continued)
Z Holdings Corp.	8,700	$ 22,421
ZOZO, Inc.	400	8,485
		15,550,176
Investment Companies — 0.1%
Aker ASA, Class A	79	5,560
Groupe Bruxelles Lambert NV	338	24,894
HAL Trust	297	34,220
Industrivarden AB, Class A	611	13,832
Industrivarden AB, Class C	573	12,862
Investor AB, Class A	1,922	32,660
Investor AB, Class B	6,106	99,637
Kinnevik AB, Class A†	19	238
Kinnevik AB, Class B†	812	10,022
L E Lundbergforetagen AB, Class B	214	8,446
Melrose Industries PLC	13,611	18,221
Sofina SA	53	10,331
Storskogen Group AB, Class B	5,088	3,721
Washington H. Soul Pattinson & Co., Ltd.	823	14,670
		289,314
Iron/Steel — 0.1%
ArcelorMittal SA	1,985	44,442
BlueScope Steel, Ltd.	1,613	16,106
Evraz PLC(1)	1,200	19
Fortescue Metals Group, Ltd.	5,676	52,968
Hitachi Metals, Ltd.†	700	10,224
JFE Holdings, Inc.	1,900	17,365
Mineral Resources, Ltd.	558	25,861
Nippon Steel Corp.	3,100	42,476
SSAB AB, Class A	744	3,576
SSAB AB, Class B	2,117	9,832
voestalpine AG	372	8,071
		230,940
Leisure Time — 0.1%
Carnival PLC†	524	4,160
Royal Caribbean Cruises, Ltd.†	3,628	193,663
Shimano, Inc.	300	46,519
TUI AG†	4,369	6,594
Yamaha Corp.	600	22,658
Yamaha Motor Co., Ltd.	1,200	24,762
		298,356
Lodging — 0.5%
City Developments, Ltd.	1,600	8,636
Galaxy Entertainment Group, Ltd.	7,000	31,896
Hilton Worldwide Holdings, Inc.	2,935	396,988
InterContinental Hotels Group PLC	629	33,840
Marriott International, Inc., Class A	9,878	1,581,567
Sands China, Ltd.†	8,000	13,967
Whitbread PLC	676	19,922
		2,086,816
Machinery-Construction & Mining — 0.1%
Epiroc AB, Class A	2,099	32,094
Epiroc AB, Class B	1,308	17,558
Hitachi Construction Machinery Co., Ltd.	400	7,806
Hitachi, Ltd.	3,300	149,481
Komatsu, Ltd.	3,300	63,165
Metso Outotec Oyj	2,362	17,895

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Machinery-Construction & Mining (continued)
Mitsubishi Electric Corp.	7,200	$ 63,391
Mitsubishi Heavy Industries, Ltd.	1,100	37,855
Sandvik AB	3,658	57,183
Siemens Energy AG	1,340	15,646
Weir Group PLC	871	15,187
		477,261
Machinery-Diversified — 1.5%
ANDRITZ AG	240	11,142
Atlas Copco AB, Class A	39,168	418,172
Atlas Copco AB, Class B	5,232	50,675
Beijer Ref AB	830	12,866
CNH Industrial NV	3,338	43,166
Daifuku Co., Ltd.	400	18,330
Deere & Co.	5,514	2,182,551
Dover Corp.	2,823	368,938
FANUC Corp.	3,400	446,860
GEA Group AG	551	19,276
Hexagon AB, Class B	7,128	70,402
Husqvarna AB, Class A	58	346
Husqvarna AB, Class B	1,390	8,247
Ingersoll Rand, Inc.	15,204	767,802
Keyence Corp.	2,800	1,055,256
KION Group AG	241	5,351
Kone Oyj, Class B	1,351	55,290
Kubota Corp.	3,800	53,012
Middleby Corp.†	1,304	182,377
Omron Corp.	700	32,536
SMC Corp.	200	80,508
Spirax-Sarco Engineering PLC	247	30,416
Toro Co.	2,196	231,524
Wartsila Oyj Abp	1,627	11,074
Yaskawa Electric Corp.	900	24,884
		6,181,001
Media — 0.4%
Bollore SE	3,063	15,318
Charter Communications, Inc., Class A†	1,898	697,743
Cyfrowy Polsat SA	916	3,435
Informa PLC	5,039	32,107
ITV PLC	12,143	9,330
Liberty Broadband Corp., Class C†	2,260	190,812
Liberty Media Corp. - Liberty SiriusXM, Series C†	6,339	267,442
Nexstar Media Group, Inc.	648	111,002
Pearson PLC	2,537	27,942
RTL Group SA	124	4,209
Schibsted ASA, Class A	249	3,835
Schibsted ASA, Class B	336	4,968
Telenet Group Holding NV	163	2,483
Vivendi SE	2,713	22,195
Wolters Kluwer NV	880	93,532
		1,486,353
Metal Fabricate/Hardware — 0.0%
MISUMI Group, Inc.	900	19,140
NSK, Ltd.	1,600	8,448
SKF AB, Class A	42	642
SKF AB, Class B	1,271	18,382
Security Description	Shares or Principal Amount	Value

Metal Fabricate/Hardware (continued)
Tenaris SA	1,543	$ 23,955
Timken Co.	2,056	146,572
		217,139
Mining — 0.7%
Alumina, Ltd.	7,878	6,755
Anglo American PLC	13,693	409,616
Antofagasta PLC	1,156	15,559
BHP Group, Ltd. (ASX)	16,995	406,925
BHP Group, Ltd. (LSE)	21,537	512,867
Boliden AB	916	26,641
Evolution Mining, Ltd.	6,144	8,123
Freeport-McMoRan, Inc.	6,613	209,566
Fresnillo PLC	617	5,153
Glencore PLC	40,644	232,301
IGO, Ltd.	2,259	21,873
KGHM Polska Miedz SA	456	9,116
Newcrest Mining, Ltd.	2,994	33,064
Norsk Hydro ASA	4,578	28,997
Northern Star Resources, Ltd.	3,905	21,691
Rio Tinto PLC	12,099	629,515
Rio Tinto, Ltd.	1,245	69,751
South32, Ltd.	15,568	35,569
Sumitomo Metal Mining Co., Ltd.	900	25,293
		2,708,375
Miscellaneous Manufacturing — 1.2%
Alfa Laval AB	998	24,537
Alstom SA	988	20,336
Carlisle Cos., Inc.	866	206,801
Eaton Corp. PLC	13,140	1,971,920
Incitec Pivot, Ltd.	6,510	15,529
Indutrade AB	891	15,581
ITT, Inc.	2,277	173,940
JSR Corp.	700	13,329
Nikon Corp.	1,200	11,604
Orica, Ltd.	1,507	13,310
Siemens AG	2,511	274,499
Smiths Group PLC	1,260	22,549
Toshiba Corp.	1,400	48,762
Trane Technologies PLC	13,977	2,231,148
Trelleborg AB, Class B	814	17,918
		5,061,763
Office/Business Equipment — 0.1%
Canon, Inc.	3,500	74,469
FUJIFILM Holdings Corp.	1,300	59,435
Ricoh Co., Ltd.	2,100	15,384
Seiko Epson Corp.	1,000	13,616
Zebra Technologies Corp., Class A†	582	164,834
		327,738
Oil & Gas — 2.8%
Aker BP ASA	1,040	33,005
Ampol, Ltd.	799	13,948
BP PLC	215,048	1,193,031
Chevron Corp.	12,208	2,208,427
ConocoPhillips	17,311	2,182,744
Coterra Energy, Inc.	12,810	398,775
DCC PLC	340	18,857
Diamondback Energy, Inc.	1,368	214,927
ENEOS Holdings, Inc.	10,800	35,559
Eni SpA	8,459	111,317

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Oil & Gas (continued)
EOG Resources, Inc.	4,837	$ 660,347
Equinor ASA	3,573	130,153
Galp Energia SGPS SA	1,525	15,485
Harbour Energy PLC	1,893	8,218
Idemitsu Kosan Co., Ltd.	700	15,291
Inpex Corp.	3,600	36,776
Neste Oyj	1,443	63,171
OMV AG	483	22,238
Phillips 66	3,512	366,267
Pioneer Natural Resources Co.	2,510	643,589
Polski Koncern Naftowy Orlen SA	1,281	14,742
Polskie Gornictwo Naftowe I Gazownictwo SA†	5,423	5,796
Repsol SA	5,127	69,755
Santos, Ltd.	11,265	55,660
Shell PLC	60,221	1,669,212
TotalEnergies SE	18,483	1,010,101
Var Energi ASA	1,248	4,231
Woodside Energy Group, Ltd. (ASX)	12,428	287,919
Woodside Energy Group, Ltd. (LSE)	4,343	100,187
		11,589,728
Oil & Gas Services — 0.4%
Baker Hughes Co.	59,290	1,639,961
Packaging & Containers — 0.1%
D.S. Smith PLC	4,611	15,345
Huhtamaki Oyj	322	11,567
Packaging Corp. of America	2,495	299,924
WestRock Co.	4,948	168,529
		495,365
Pharmaceuticals — 4.6%
AbbVie, Inc.	27,780	4,066,992
Alfresa Holdings Corp.	700	8,058
AmerisourceBergen Corp.	2,996	471,031
Amplifon SpA	311	7,731
Astellas Pharma, Inc.	6,100	83,915
AstraZeneca PLC	15,114	1,773,182
Bayer AG	3,294	173,288
BellRing Brands, Inc.†	5,974	144,690
Bristol-Myers Squibb Co.	46,952	3,637,371
Chugai Pharmaceutical Co., Ltd.	2,100	48,693
Cigna Corp.	796	257,156
CVS Health Corp.	4,844	458,727
Daiichi Sankyo Co., Ltd.	6,600	211,632
Dechra Pharmaceuticals PLC	364	10,934
DexCom, Inc.†	3,196	386,013
Eisai Co., Ltd.	1,000	60,308
Eli Lilly & Co.	1,046	378,746
Grifols SA†	985	8,374
Grifols SA, Class B (Preference Shares)†	876	5,485
GSK PLC	13,432	220,106
Hikma Pharmaceuticals PLC	603	8,628
Ipsen SA	134	13,764
Jazz Pharmaceuticals PLC†	2,067	297,214
Johnson & Johnson	2,986	519,474
Kobayashi Pharmaceutical Co., Ltd.	200	10,637
Kyowa Kirin Co., Ltd.	900	21,213
McKesson Corp.	1,115	434,148
Medipal Holdings Corp.	700	8,669
Merck & Co., Inc.	2,742	277,490
Security Description	Shares or Principal Amount	Value

Pharmaceuticals (continued)
Merck KGaA	434	$ 70,773
Nippon Shinyaku Co., Ltd.	200	11,055
Novartis AG	8,070	654,078
Novo Nordisk A/S, Class B	20,350	2,211,542
Ono Pharmaceutical Co., Ltd.	1,600	37,607
Orion Oyj, Class A	100	4,585
Orion Oyj, Class B	357	16,423
Otsuka Holdings Co., Ltd.	1,900	60,890
Recordati Industria Chimica e Farmaceutica SpA	336	12,634
Roche Holding AG (BR)	91	36,939
Roche Holding AG (NES)	4,201	1,396,207
Sanofi	3,869	334,075
Santen Pharmaceutical Co., Ltd.	1,200	8,216
Shionogi & Co., Ltd.	1,000	46,324
Sumitomo Dainippon Pharma Co., Ltd.	600	4,182
Taisho Pharmaceutical Holdings Co., Ltd.	200	7,211
Takeda Pharmaceutical Co., Ltd.	5,300	140,411
Teva Pharmaceutical Industries, Ltd.†	3,722	33,309
UCB SA	424	31,972
		19,122,102
Pipelines — 0.3%
APA Group	3,955	26,520
Cheniere Energy, Inc.	2,146	378,576
Kinder Morgan, Inc.	19,095	346,001
Williams Cos., Inc.	9,939	325,303
		1,076,400
Private Equity — 0.2%
3i Group PLC	3,263	43,379
Blackstone, Inc.	5,330	485,776
Capitaland Investment, Ltd.	8,300	17,673
EQT AB	933	18,345
Intermediate Capital Group PLC	986	11,989
Partners Group Holding AG	77	69,019
		646,181
Real Estate — 0.2%
Aroundtown SA	3,246	6,443
Azrieli Group, Ltd.	121	8,964
Castellum AB	928	10,601
CBRE Group, Inc., Class A†	3,647	258,718
CK Asset Holdings, Ltd.	6,500	35,948
Daito Trust Construction Co., Ltd.	200	19,779
Deutsche Wohnen SE	175	3,532
ESR Group, Ltd.*	8,400	14,357
Fabege AB	909	6,595
Fastighets AB Balder, Class B†	2,119	7,951
Frasers Property, Ltd.	3,900	2,466
Hang Lung Properties, Ltd.	6,000	7,532
Henderson Land Development Co., Ltd.	5,000	12,245
Hulic Co., Ltd.	1,900	13,795
Mitsubishi Estate Co., Ltd.	4,500	56,579
Mitsui Fudosan Co., Ltd.	3,200	61,295
New World Development Co., Ltd.	4,750	9,698
Nomura Real Estate Holdings, Inc.	400	9,047
REA Group, Ltd.	172	13,321
Sagax AB, Class B	619	11,404
Sagax AB, Class D	259	624
Samhallsbyggnadsbolaget i Norden AB, Class B	3,837	5,265

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Real Estate (continued)
Samhallsbyggnadsbolaget i Norden AB, Class D	349	$ 574
Sekisui House, Ltd.	2,300	38,221
Sino Land Co., Ltd.	12,000	12,837
Sumitomo Realty & Development Co., Ltd.	1,600	36,723
Sun Hung Kai Properties, Ltd.	5,000	53,838
Swire Properties, Ltd.	3,400	6,537
Tokyu Fudosan Holdings Corp.	2,000	10,131
UOL Group, Ltd.	1,500	6,556
Vonovia SE	2,667	59,040
Wharf Holdings, Ltd.	4,000	11,457
Wharf Real Estate Investment Co., Ltd.	5,000	19,679
		831,752
REITS — 1.5%
Advance Residence Investment Corp.	5	11,633
American Homes 4 Rent, Class A	8,210	262,227
Apple Hospitality REIT, Inc.	8,428	144,287
British Land Co. PLC	3,143	13,175
Brixmor Property Group, Inc.	11,873	253,014
CapitaLand Ascendas REIT	11,072	20,486
CapitaLand Integrated Commercial Trust†	17,085	22,681
CBL & Associates Properties, Inc.	5,513	158,389
Covivio	158	8,455
Daiwa House REIT Investment Corp.	7	14,121
Derwent London PLC	377	9,356
Dexus	3,606	17,977
EastGroup Properties, Inc.	655	102,632
Federal Realty Investment Trust	2,114	209,244
Gecina SA	183	16,306
GLP J-REIT	16	16,591
Goodman Group	5,698	62,063
GPT Group	6,421	17,723
Japan Metropolitan Fund Investment Corp.	24	17,669
Japan Prime Realty Investment Corp.	4	10,852
Japan Real Estate Investment Corp.	5	20,945
JBG SMITH Properties	5,746	113,081
Kimco Realty Corp.	16,495	352,663
Lamar Advertising Co., Class A	2,028	187,043
Land Securities Group PLC	2,518	16,453
Link REIT	7,100	42,005
Mapletree Pan Asia Commercial Trust	7,300	8,196
Mid-America Apartment Communities, Inc.	1,805	284,197
Mirvac Group	13,217	17,443
Nippon Building Fund, Inc.	6	26,699
Nippon Prologis REIT, Inc.	9	18,850
Nomura Real Estate Master Fund, Inc.	16	18,225
Orix JREIT, Inc.	9	12,064
Prologis, Inc.	20,481	2,268,271
Public Storage	524	162,309
Rayonier, Inc.	7,637	257,367
Scentre Group	17,397	32,174
Segro PLC	4,031	36,253
Stockland	8,001	18,427
Sun Communities, Inc.	2,516	339,283
Unibail-Rodamco-Westfield (AEX)†	351	16,578
Unibail-Rodamco-Westfield (Euronext Paris)†	8	379
Security Description	Shares or Principal Amount	Value

REITS (continued)
United Urban Investment Corp.	11	$ 11,627
Vicinity, Ltd.	12,970	16,135
Warehouses De Pauw CVA	473	12,139
Welltower, Inc.	1,678	102,425
Weyerhaeuser Co.	12,610	390,027
		6,170,139
Retail — 2.5%
ABC-Mart, Inc.	100	4,449
Alimentation Couche-Tard, Inc.	8,390	375,667
AutoZone, Inc.†	201	509,109
B&M European Value Retail SA	2,853	10,550
Bath & Body Works, Inc.	5,044	168,369
Best Buy Co., Inc.	1,814	124,096
Burlington Stores, Inc.†	1,913	273,482
CarMax, Inc.†	2,285	143,978
Cie Financiere Richemont SA	1,749	171,066
Cosmos Pharmaceutical Corp.	100	9,665
Dick's Sporting Goods, Inc.	1,988	226,155
Dollar General Corp.	3,668	935,523
Domino's Pizza Enterprises, Ltd.	211	8,574
Fast Retailing Co., Ltd.	200	111,536
Gap, Inc.	8,110	91,400
Harvey Norman Holdings, Ltd.	2,989	7,912
Hennes & Mauritz AB, Class B	2,403	24,177
Home Depot, Inc.	445	131,778
Industria de Diseno Textil SA	3,761	85,184
Jardine Cycle & Carriage, Ltd.	300	6,300
JD Sports Fashion PLC	8,300	9,259
Kingfisher PLC	6,771	16,981
Lawson, Inc.	100	3,190
Lowe's Cos., Inc.	3,803	741,395
Marui Group Co., Ltd.	700	11,547
MatsukiyoCocokara & Co.	500	18,184
McDonald's Corp.	9,100	2,481,206
McDonald's Holdings Co. Japan, Ltd.	200	6,940
Moncler SpA	706	30,485
Murphy USA, Inc.	704	221,415
National Vision Holdings, Inc.†	2,930	108,527
Next PLC	434	24,514
Nitori Holdings Co., Ltd.	300	27,161
O'Reilly Automotive, Inc.†	275	230,222
Pan Pacific International Holdings Corp.	1,800	29,476
Pandora A/S	320	16,832
Pepco Group NV*†	397	2,788
Reece, Ltd.	716	7,078
Ross Stores, Inc.	10,569	1,011,348
Swatch Group AG	185	7,723
Swatch Group AG (BR)	98	22,034
Target Corp.	5,484	900,747
Texas Roadhouse, Inc.	2,008	198,691
Tractor Supply Co.	1,361	299,107
USS Co., Ltd.	600	9,043
Wal-Mart de Mexico SAB de CV	68,471	264,512
Welcia Holdings Co., Ltd.	300	6,271
Wesfarmers, Ltd.	3,800	110,058
Zalando SE*†	749	17,269
		10,252,973
Semiconductors — 3.1%
Advanced Micro Devices, Inc.†	14,380	863,663
Advantest Corp.	600	31,541

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Semiconductors (continued)
Analog Devices, Inc.	8,121	$ 1,158,217
ASM International NV	155	34,329
ASML Holding NV (NASDAQ)	509	240,462
ASML Holding NV (XAMS)	4,458	2,101,581
Entegris, Inc.	2,828	224,374
Hamamatsu Photonics KK	500	22,587
Infineon Technologies AG	4,493	109,391
Lam Research Corp.	577	233,558
Lasertec Corp.	300	42,734
Marvell Technology, Inc.	4,800	190,464
NVIDIA Corp.	5,402	729,108
NXP Semiconductors NV	20,193	2,949,793
QUALCOMM, Inc.	3,437	404,397
Renesas Electronics Corp.†	4,800	40,197
Rohm Co., Ltd.	300	21,104
Samsung Electronics Co., Ltd. GDR*	685	707,948
STMicroelectronics NV	2,211	68,925
SUMCO Corp.	1,200	15,197
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	16,119	992,124
Teradyne, Inc.	3,358	273,173
Texas Instruments, Inc.	2,323	373,143
Tokyo Electron, Ltd.	2,200	581,819
Wolfspeed, Inc.†	2,330	183,488
		12,593,317
Shipbuilding — 0.0%
Kongsberg Gruppen ASA	299	10,708
Software — 3.2%
Atlassian Corp., Class A†	945	191,580
AVEVA Group PLC	416	14,885
Capcom Co., Ltd.	500	13,960
Confluent, Inc., Class A†	8,517	228,937
Darktrace PLC†	1,053	4,303
Dassault Systemes SE	2,324	77,808
Embracer Group AB†	2,749	13,228
HubSpot, Inc.†	520	154,211
Intuit, Inc.	3,467	1,482,142
Koei Tecmo Holdings Co., Ltd.	400	6,044
Konami Group Corp.	300	13,179
Microsoft Corp.	40,175	9,325,823
MongoDB, Inc.†	679	124,277
Nexon Co., Ltd.	1,600	26,793
Oracle Corp. Japan	100	5,334
Sage Group PLC	3,690	30,722
SAP SE	3,665	353,854
Sega Sammy Holdings, Inc.	500	6,402
ServiceNow, Inc.†	834	350,897
Sinch AB*†	2,333	5,478
Square Enix Holdings Co., Ltd.	300	13,414
Synopsys, Inc.†	1,190	348,134
Take-Two Interactive Software, Inc.†	1,481	175,469
Temenos AG	225	13,393
TIS, Inc.	800	21,540
Wise PLC, Class A†	1,573	11,984
WiseTech Global, Ltd.	579	21,424
Zoom Video Communications, Inc., Class A†	3,599	300,301
		13,335,516
Security Description	Shares or Principal Amount	Value

Telecommunications — 1.0%
Arista Networks, Inc.†	1,586	$ 191,684
Bezeq The Israeli Telecommunication Corp., Ltd.	6,860	12,141
BT Group PLC	23,425	34,821
Cisco Systems, Inc.	3,549	161,231
CommScope Holding Co., Inc.†	7,283	96,427
Deutsche Telekom AG	11,718	221,957
Elisa Oyj	504	24,355
Hikari Tsushin, Inc.	100	12,057
HKT Trust & HKT, Ltd.	12,000	13,568
KDDI Corp.	5,200	153,549
Koninklijke KPN NV	11,076	30,984
NICE, Ltd.†	213	40,332
Nippon Telegraph & Telephone Corp.	4,000	110,109
Nokia Oyj	18,139	80,529
Orange SA	6,331	60,406
Proximus SADP	521	5,464
Singapore Telecommunications, Ltd.	23,600	41,665
SoftBank Corp.	9,300	91,688
SoftBank Group Corp.	3,900	167,720
Spark New Zealand, Ltd.	6,273	18,656
Swisscom AG	86	42,459
Tele2 AB, Class B	1,843	15,106
Telecom Italia SpA†	33,913	6,649
Telefonaktiebolaget LM Ericsson, Class A†	202	1,199
Telefonaktiebolaget LM Ericsson, Class B	10,314	57,304
Telefonica Deutschland Holding AG	3,090	6,736
Telefonica SA	18,934	65,443
Telekom Austria AG	552	3,209
Telenor ASA	2,158	19,607
Telia Co. AB	8,361	22,141
Telstra Group, Ltd.	13,613	34,134
T-Mobile US, Inc.†	7,445	1,128,364
TPG Telecom, Ltd.	1,426	4,459
Verizon Communications, Inc.	29,379	1,097,893
Vodafone Group PLC	89,830	104,684
		4,178,730
Toys/Games/Hobbies — 0.0%
Bandai Namco Holdings, Inc.	700	46,305
Nintendo Co., Ltd.	4,000	162,999
		209,304
Transportation — 1.0%
AP Moller - Maersk A/S, Series A	10	19,985
AP Moller - Maersk A/S, Series B	19	39,672
Aurizon Holdings, Ltd.	6,169	14,251
Canadian National Railway Co.	5,388	638,326
Central Japan Railway Co.	700	81,134
Deutsche Post AG	17,931	636,193
DSV A/S	644	87,049
East Japan Railway Co.	1,300	70,185
FedEx Corp.	1,316	210,929
Getlink SE	1,348	21,340
Hankyu Hanshin Holdings, Inc.	800	23,745
International Distributions Services PLC	2,648	6,143
Keio Corp.	400	14,036
Keisei Electric Railway Co., Ltd.	600	15,906
Kintetsu Group Holdings Co., Ltd.	600	20,265
Kuehne & Nagel International AG	190	40,453
Kyushu Railway Co.	600	12,535

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Transportation (continued)
Mitsui OSK Lines, Ltd.	1,200	$ 23,760
MTR Corp., Ltd.	5,000	22,015
Nagoya Railroad Co., Ltd.	700	10,720
Nippon Express Holdings, Inc.	300	15,041
Nippon Yusen KK	1,800	32,613
Norfolk Southern Corp.	7,113	1,622,262
Odakyu Electric Railway Co., Ltd.	1,200	14,247
Old Dominion Freight Line, Inc.	597	163,936
Poste Italiane SpA*	1,533	13,380
Seibu Holdings, Inc.	900	8,059
SG Holdings Co., Ltd.	1,600	21,175
Tobu Railway Co., Ltd.	700	16,168
Tokyu Corp.	2,000	23,042
Union Pacific Corp.	505	99,556
West Japan Railway Co.	800	31,703
Yamato Holdings Co., Ltd.	1,100	16,279
		4,086,103
Water — 0.0%
Severn Trent PLC	850	24,389
United Utilities Group PLC	2,346	25,278
Veolia Environnement SA	2,207	49,208
		98,875
Total Common Stocks (cost $273,375,345)		244,296,024
PREFERRED STOCKS — 0.0%
Telecommunications — 0.0%
Telecom Italia SpA (RSP)† (cost $8,477)	20,205	3,869
CORPORATE BONDS & NOTES — 16.0%
Advertising — 0.0%
Clear Channel Outdoor Holdings, Inc.
5.13%, 08/15/2027*	$ 150,000	135,000
Aerospace/Defense — 0.4%
BAE Systems PLC
3.40%, 04/15/2030*	45,000	38,581
Boeing Co.
3.75%, 02/01/2050	50,000	31,992
3.95%, 08/01/2059	205,000	128,387
Howmet Aerospace, Inc.
6.75%, 01/15/2028	90,000	89,859
L3Harris Technologies, Inc.
4.40%, 06/15/2028	80,000	74,791
Northrop Grumman Corp.
4.40%, 05/01/2030	105,000	98,779
Raytheon Technologies Corp.
2.38%, 03/15/2032	135,000	105,323
3.20%, 03/15/2024	324,000	315,400
4.13%, 11/16/2028	670,000	623,707
		1,506,819
Agriculture — 0.3%
Altria Group, Inc.
2.45%, 02/04/2032	125,000	88,832
BAT Capital Corp.
3.22%, 09/06/2026	100,000	88,872
3.46%, 09/06/2029	165,000	133,303
4.39%, 08/15/2037	408,000	295,531
Bunge Ltd. Finance Corp.
1.63%, 08/17/2025	250,000	223,794
Security Description	Shares or Principal Amount	Value

Agriculture (continued)
Imperial Brands Finance PLC
3.13%, 07/26/2024*	$ 200,000	$ 189,463
Philip Morris International, Inc.
1.50%, 05/01/2025	20,000	18,227
3.88%, 08/21/2042	100,000	66,230
		1,104,252
Airlines — 0.0%
American Airlines Pass-Through Trust
4.95%, 07/15/2024	60,415	59,798
United Airlines Pass-Through Trust
3.50%, 09/01/2031	80,911	68,052
		127,850
Auto Manufacturers — 0.1%
Allison Transmission, Inc.
4.75%, 10/01/2027*	20,000	18,413
5.88%, 06/01/2029*	110,000	102,575
American Honda Finance Corp.
2.30%, 09/09/2026	250,000	223,417
General Motors Financial Co., Inc.
2.75%, 06/20/2025	60,000	55,206
3.95%, 04/13/2024	30,000	29,125
Hyundai Capital America
1.15%, 11/10/2022*	89,000	88,923
		517,659
Auto Parts & Equipment — 0.0%
Goodyear Tire & Rubber Co.
5.25%, 04/30/2031	115,000	96,768
Banks — 5.2%
ABN AMRO Bank NV
1.54%, 06/16/2027*	400,000	336,403
Banco Santander SA
1.72%, 09/14/2027	200,000	163,235
1.85%, 03/25/2026	200,000	170,678
Bank of America Corp.
1.73%, 07/22/2027	1,195,000	1,021,889
1.90%, 07/23/2031	87,000	64,533
2.30%, 07/21/2032	43,000	31,842
2.55%, 02/04/2028	260,000	224,961
2.59%, 04/29/2031	160,000	126,327
2.65%, 03/11/2032	660,000	509,322
2.69%, 04/22/2032	55,000	42,507
3.00%, 12/20/2023	69,000	68,751
3.50%, 04/19/2026	250,000	233,426
3.55%, 03/05/2024	5,000	4,959
3.82%, 01/20/2028	140,000	127,808
3.97%, 02/07/2030	250,000	221,096
Bank of New York Mellon Corp.
2.20%, 08/16/2023	250,000	245,126
BNP Paribas SA
2.22%, 06/09/2026*	305,000	272,737
BPCE SA
1.65%, 10/06/2026*	250,000	214,643
BPCE SA FRS
4.48%, (3 ML+1.24%), 09/12/2023*	250,000	249,918
Canadian Imperial Bank of Commerce FRS
3.77%, (SOFR+0.80%), 03/17/2023	251,000	250,905
Citigroup, Inc.
0.98%, 05/01/2025	150,000	138,473

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Banks (continued)
1.46%, 06/09/2027	$ 155,000	$ 131,301
2.01%, 01/25/2026	460,000	420,250
2.52%, 11/03/2032	230,000	172,073
3.11%, 04/08/2026	765,000	714,061
3.20%, 10/21/2026	45,000	40,980
3.89%, 01/10/2028	95,000	86,970
3.98%, 03/20/2030	115,000	101,325
4.45%, 09/29/2027	250,000	232,042
Credit Agricole SA
1.25%, 01/26/2027*	250,000	210,573
1.91%, 06/16/2026*	250,000	221,412
Credit Suisse Group AG
1.31%, 02/02/2027*	320,000	253,280
3.00%, 12/14/2023*	415,000	402,618
Deutsche Bank AG
2.31%, 11/16/2027	395,000	315,290
Fifth Third Bank
2.25%, 02/01/2027	250,000	218,575
Goldman Sachs Group, Inc.
0.66%, 09/10/2024	250,000	237,985
1.09%, 12/09/2026	250,000	214,447
1.54%, 09/10/2027	505,000	423,800
1.95%, 10/21/2027	100,000	84,963
1.99%, 01/27/2032	535,000	390,374
2.64%, 02/24/2028	190,000	164,221
3.50%, 04/01/2025	315,000	298,454
3.62%, 03/15/2028	140,000	126,209
4.39%, 06/15/2027	270,000	253,760
HSBC Holdings PLC
1.65%, 04/18/2026	200,000	174,715
2.01%, 09/22/2028	200,000	157,177
2.25%, 11/22/2027	620,000	509,763
3.80%, 03/11/2025	250,000	238,844
Lloyds Banking Group PLC
1.63%, 05/11/2027	200,000	167,359
Macquarie Group, Ltd.
2.69%, 06/23/2032*	210,000	154,767
3.19%, 11/28/2023*	330,000	329,347
Mitsubishi UFJ Financial Group, Inc. FRS
5.19%, (3 ML0.86%), 07/26/2023	25,000	25,005
Mizuho Financial Group, Inc.
1.23%, 05/22/2027	295,000	247,880
Morgan Stanley
1.59%, 05/04/2027	140,000	119,806
1.93%, 04/28/2032	595,000	431,354
2.24%, 07/21/2032	70,000	51,600
2.51%, 10/20/2032	37,000	27,857
2.70%, 01/22/2031	85,000	68,064
2.72%, 07/22/2025	570,000	537,983
3.59%, 07/22/2028	160,000	143,404
3.74%, 04/24/2024	5,000	4,951
3.97%, 07/22/2038	90,000	70,728
4.21%, 04/20/2028	67,000	62,035
6.25%, 08/09/2026	250,000	253,609
Natwest Group PLC
1.64%, 06/14/2027	450,000	373,882
4.27%, 03/22/2025	255,000	245,868
NatWest Markets PLC
0.80%, 08/12/2024*	250,000	228,377
Security Description	Shares or Principal Amount	Value

Banks (continued)
PNC Financial Services Group, Inc.
6.46%, 02/01/2023(2)	$ 250,000	$ 249,370
Santander UK Group Holdings PLC
1.09%, 03/15/2025	350,000	321,000
Societe Generale SA
1.49%, 12/14/2026*	200,000	167,314
1.79%, 06/09/2027*	400,000	327,636
2.63%, 01/22/2025*	205,000	188,007
2.80%, 01/19/2028*	400,000	331,241
Standard Chartered PLC
0.99%, 01/12/2025*	250,000	232,406
1.46%, 01/14/2027*	600,000	497,349
1.82%, 11/23/2025*	310,000	277,138
2.82%, 01/30/2026*	210,000	190,388
State Street Corp.
3.10%, 05/15/2023	250,000	247,482
Sumitomo Mitsui Financial Group, Inc.
2.35%, 01/15/2025	450,000	418,894
Truist Financial Corp.
4.00%, 05/01/2025	55,000	53,286
UBS Group AG
1.49%, 08/10/2027*	310,000	255,473
US Bancorp
3.60%, 09/11/2024	500,000	486,433
Wells Fargo & Co.
2.16%, 02/11/2026	285,000	261,764
2.19%, 04/30/2026	300,000	272,986
2.41%, 10/30/2025	375,000	349,269
2.57%, 02/11/2031	575,000	458,220
3.58%, 05/22/2028	250,000	225,029
Westpac Banking Corp.
4.32%, 11/23/2031	586,000	526,065
		21,395,627
Beverages — 0.2%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
4.70%, 02/01/2036	940,000	849,624
Anheuser-Busch InBev Worldwide, Inc.
4.75%, 01/23/2029	55,000	53,499
		903,123
Biotechnology — 0.2%
Amgen, Inc.
2.45%, 02/21/2030	250,000	206,042
Biogen, Inc.
2.25%, 05/01/2030	9,000	7,078
Gilead Sciences, Inc.
0.75%, 09/29/2023	188,000	180,941
3.50%, 02/01/2025	250,000	241,319
		635,380
Building Materials — 0.0%
Builders FirstSource, Inc.
4.25%, 02/01/2032*	130,000	104,026
Standard Industries, Inc.
4.75%, 01/15/2028*	83,000	72,729
		176,755
Chemicals — 0.2%
Chemours Co.
5.75%, 11/15/2028*	80,000	67,960

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Chemicals (continued)
H.B. Fuller Co.
4.25%, 10/15/2028	$ 250,000	$ 216,250
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc.
5.38%, 09/01/2025*	115,000	88,981
Westlake Corp.
3.60%, 08/15/2026	250,000	230,202
		603,393
Commercial Services — 0.2%
Ford Foundation
2.82%, 06/01/2070	65,000	35,460
Global Payments, Inc.
2.90%, 05/15/2030 to 11/15/2031	365,000	288,338
3.20%, 08/15/2029	70,000	58,183
Prime Security Services Borrower LLC/Prime Finance, Inc.
5.75%, 04/15/2026*	190,000	184,936
United Rentals North America, Inc.
4.88%, 01/15/2028	100,000	93,000
University of Southern California
2.81%, 10/01/2050	125,000	77,873
3.23%, 10/01/2120	50,000	26,723
		764,513
Computers — 0.2%
Apple, Inc.
1.13%, 05/11/2025	300,000	274,324
2.85%, 08/05/2061	170,000	101,854
2.95%, 09/11/2049	95,000	63,972
3.20%, 05/11/2027	250,000	234,125
Leidos, Inc.
2.30%, 02/15/2031	40,000	29,496
NCR Corp.
6.13%, 09/01/2029*	120,000	114,371
		818,142
Cosmetics/Personal Care — 0.0%
Edgewell Personal Care Co.
5.50%, 06/01/2028*	125,000	117,566
Diversified Financial Services — 0.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.50%, 01/15/2025	190,000	178,283
Air Lease Corp.
2.30%, 02/01/2025	235,000	214,813
3.25%, 10/01/2029	25,000	20,029
Air Lease Corp. FRS
3.64%, (3 ML+0.35%), 12/15/2022	20,000	19,986
CDP Financial, Inc.
3.15%, 07/24/2024*	250,000	243,291
OneMain Finance Corp.
6.63%, 01/15/2028	45,000	40,879
Rocket Mtg. LLC/Rocket Mtg. Co-Issuer, Inc.
3.63%, 03/01/2029*	135,000	104,625
		821,906
Electric — 1.2%
AES Corp.
1.38%, 01/15/2026	150,000	129,548
Security Description	Shares or Principal Amount	Value

Electric (continued)
AES Panama Generation Holdings SRL
4.38%, 05/31/2030*	$ 230,000	$ 181,014
Alfa Desarrollo SpA
4.55%, 09/27/2051*	199,271	127,492
Alliant Energy Finance LLC
3.75%, 06/15/2023*	216,000	214,060
Ameren Corp.
3.50%, 01/15/2031	140,000	118,854
Baltimore Gas & Electric Co.
3.20%, 09/15/2049	80,000	52,639
Black Hills Corp.
4.25%, 11/30/2023	250,000	247,668
Cleveland Electric Illuminating Co.
3.50%, 04/01/2028*	10,000	8,931
Commonwealth Edison Co.
3.70%, 03/01/2045	45,000	32,824
Constellation Energy Generation LLC
5.60%, 06/15/2042	30,000	26,389
Duke Energy Corp.
3.50%, 06/15/2051	105,000	68,092
3.95%, 08/15/2047	35,000	24,741
Duke Energy Florida LLC
1.75%, 06/15/2030	380,000	292,689
Emera US Finance LP
2.64%, 06/15/2031	210,000	161,038
4.75%, 06/15/2046	85,000	63,022
Entergy Louisiana LLC
4.00%, 03/15/2033	30,000	26,173
4.95%, 01/15/2045	120,000	102,774
Entergy Mississippi LLC
3.50%, 06/01/2051	30,000	20,114
Entergy Texas, Inc.
1.75%, 03/15/2031	235,000	175,196
Florida Power & Light Co. FRS
2.87%, (SOFR0.25%), 05/10/2023	100,000	99,657
Fortis, Inc.
3.06%, 10/04/2026	150,000	135,197
ITC Holdings Corp.
2.95%, 05/14/2030*	140,000	114,132
Jersey Central Power & Light Co.
2.75%, 03/01/2032*	55,000	42,797
4.30%, 01/15/2026*	35,000	33,390
MidAmerican Energy Co.
4.25%, 05/01/2046	45,000	35,904
NRG Energy, Inc.
3.63%, 02/15/2031*	65,000	51,725
5.75%, 01/15/2028	35,000	33,381
Ohio Power Co.
2.90%, 10/01/2051	65,000	38,808
Oncor Electric Delivery Co. LLC
5.75%, 03/15/2029	500,000	507,764
Pacific Gas & Electric Co.
4.00%, 12/01/2046	265,000	168,497
4.60%, 06/15/2043	72,000	51,607
PacifiCorp
4.13%, 01/15/2049	105,000	80,112
5.25%, 06/15/2035	500,000	469,419
Potomac Electric Power Co.
3.60%, 03/15/2024	90,000	88,243
PPL Electric Utilities Corp.
3.95%, 06/01/2047	250,000	190,135

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Electric (continued)
Public Service Co. of Colorado
1.88%, 06/15/2031	$ 250,000	$ 192,920
Public Service Co. of Oklahoma
2.20%, 08/15/2031	115,000	88,744
Public Service Electric and Gas Co.
2.70%, 05/01/2050	175,000	104,992
Southern California Edison Co.
3.60%, 02/01/2045	156,000	102,615
4.13%, 03/01/2048	70,000	50,916
Trans-Allegheny Interstate Line Co.
3.85%, 06/01/2025*	125,000	119,698
Vista Operations Co. LLC
3.70%, 01/30/2027*	65,000	58,113
Vistra Operations Co. LLC
5.63%, 02/15/2027*	70,000	66,730
		4,998,754
Electrical Components & Equipment — 0.1%
Energizer Holdings, Inc.
4.75%, 06/15/2028*	175,000	145,306
WESCO Distribution, Inc.
7.13%, 06/15/2025*	95,000	95,921
		241,227
Electronics — 0.0%
Sensata Technologies, Inc.
4.38%, 02/15/2030*	80,000	68,817
Entertainment — 0.2%
Live Nation Entertainment, Inc.
4.75%, 10/15/2027*	140,000	124,589
Warnermedia Holdings, Inc.
3.76%, 03/15/2027*	490,000	435,895
4.28%, 03/15/2032*	420,000	339,254
		899,738
Environmental Control — 0.1%
GFL Environmental, Inc.
3.75%, 08/01/2025*	80,000	75,600
Waste Pro USA, Inc.
5.50%, 02/15/2026*	250,000	231,352
		306,952
Food — 0.2%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC
4.63%, 01/15/2027*	167,000	154,761
Kraft Heinz Foods Co.
4.63%, 10/01/2039	61,000	50,551
McCormick & Co., Inc.
3.15%, 08/15/2024	35,000	33,689
Nestle Holdings, Inc.
0.38%, 01/15/2024*	150,000	142,047
0.61%, 09/14/2024*	250,000	231,144
Post Holdings, Inc.
5.63%, 01/15/2028*	75,000	70,117
5.75%, 03/01/2027*	16,000	15,466
		697,775
Gas — 0.2%
Atmos Energy Corp. FRS
3.57%, (3 ML+0.38%), 03/09/2023	145,000	144,657
Security Description	Shares or Principal Amount	Value

Gas (continued)
Brooklyn Union Gas Co.
4.27%, 03/15/2048*	$ 65,000	$ 45,621
CenterPoint Energy Resources Corp. FRS
3.60%, (3 ML+0.50%), 03/02/2023	40,000	39,852
NiSource, Inc.
2.95%, 09/01/2029	90,000	75,156
3.60%, 05/01/2030	250,000	215,152
ONE Gas, Inc.
0.85%, 03/11/2023	57,000	56,157
Southern Co. Gas Capital Corp.
3.15%, 09/30/2051	40,000	24,142
		600,737
Healthcare-Products — 0.2%
Danaher Corp.
2.80%, 12/10/2051	20,000	12,445
Hologic, Inc.
3.25%, 02/15/2029*	145,000	123,221
Medtronic, Inc.
4.38%, 03/15/2035	500,000	457,808
PerkinElmer, Inc.
0.55%, 09/15/2023	250,000	240,264
Zimmer Biomet Holdings, Inc.
2.60%, 11/24/2031	19,000	14,694
		848,432
Healthcare-Services — 0.5%
Aetna, Inc.
3.88%, 08/15/2047	120,000	86,295
BayCare Health System, Inc.
3.83%, 11/15/2050	55,000	40,761
BHSH System Obligated Group
3.49%, 07/15/2049	100,000	67,979
Centene Corp.
4.63%, 12/15/2029	124,000	112,220
Charles River Laboratories International, Inc.
3.75%, 03/15/2029*	115,000	99,475
DaVita, Inc.
3.75%, 02/15/2031*	215,000	155,451
Elevance Health, Inc.
1.50%, 03/15/2026	135,000	119,221
2.55%, 03/15/2031	100,000	80,838
Encompass Health Corp.
4.50%, 02/01/2028	135,000	120,811
4.63%, 04/01/2031	90,000	74,250
HCA, Inc.
2.38%, 07/15/2031	230,000	171,447
3.50%, 09/01/2030	10,000	8,284
5.38%, 02/01/2025	153,000	151,068
5.50%, 06/15/2047	85,000	71,004
5.63%, 09/01/2028	90,000	86,461
Memorial Health Services
3.45%, 11/01/2049	60,000	40,865
MultiCare Health System
2.80%, 08/15/2050	75,000	41,753
Roche Holdings, Inc.
2.61%, 12/13/2051*	200,000	124,688
Tenet Healthcare Corp.
4.88%, 01/01/2026*	160,000	151,200
Texas Health Resources
3.37%, 11/15/2051	45,000	29,907

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Healthcare-Services (continued)
Trinity Health Corp.
3.43%, 12/01/2048	$ 25,000	$ 17,435
UnitedHealth Group, Inc.
2.75%, 05/15/2040	44,000	30,169
3.50%, 08/15/2039	300,000	230,476
		2,112,058
Holding Companies-Diversified — 0.1%
CK Hutchison International 17 II, Ltd.
2.75%, 03/29/2023*	270,000	267,759
Home Furnishings — 0.0%
Tempur Sealy International, Inc.
4.00%, 04/15/2029*	140,000	112,583
Household Products/Wares — 0.1%
ACCO Brands Corp.
4.25%, 03/15/2029*	170,000	135,065
Central Garden & Pet Co.
5.13%, 02/01/2028	145,000	132,660
Spectrum Brands, Inc.
5.00%, 10/01/2029*	110,000	90,200
5.75%, 07/15/2025	3,000	2,960
		360,885
Housewares — 0.0%
Scotts Miracle-Gro Co.
4.50%, 10/15/2029	135,000	109,424
Insurance — 0.2%
Allstate Corp. FRS
4.27%, (3 ML+0.63), 03/29/2023	250,000	249,706
Berkshire Hathaway Finance Corp.
2.85%, 10/15/2050	70,000	43,090
Fidelity National Financial, Inc.
2.45%, 03/15/2031	250,000	181,857
MassMutual Global Funding II
2.75%, 06/22/2024*	200,000	192,018
Reliance Standard Life Global Funding II
2.15%, 01/21/2023*	51,000	50,602
		717,273
Internet — 0.2%
Amazon.com, Inc.
3.10%, 05/12/2051	60,000	40,467
4.05%, 08/22/2047	500,000	406,466
Netflix, Inc.
4.88%, 04/15/2028	132,000	125,269
VeriSign, Inc.
5.25%, 04/01/2025	250,000	247,610
		819,812
Iron/Steel — 0.0%
Cleveland-Cliffs, Inc.
4.63%, 03/01/2029*	85,000	73,189
Vale Overseas, Ltd.
3.75%, 07/08/2030	73,000	60,052
		133,241
Lodging — 0.0%
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.
4.88%, 04/01/2027	170,000	161,500
Security Description	Shares or Principal Amount	Value

Media — 1.0%
CCO Holdings LLC/CCO Holdings Capital Corp.
4.50%, 08/15/2030*	$ 250,000	$ 202,890
5.13%, 05/01/2027*	150,000	138,972
Charter Communications Operating LLC/Charter Communications Operating Capital
2.25%, 01/15/2029	410,000	323,546
2.80%, 04/01/2031	380,000	288,090
3.50%, 06/01/2041	40,000	25,269
4.91%, 07/23/2025	105,000	101,936
5.38%, 05/01/2047	40,000	30,769
Comcast Corp.
1.95%, 01/15/2031	235,000	182,170
2.35%, 01/15/2027	240,000	214,287
2.45%, 08/15/2052	30,000	16,389
2.80%, 01/15/2051	70,000	41,612
2.94%, 11/01/2056	155,000	89,633
3.30%, 02/01/2027	250,000	231,268
5.50%, 11/15/2032	220,000	218,610
CSC Holdings LLC
6.50%, 02/01/2029*	200,000	188,500
Discovery Communications LLC
4.00%, 09/15/2055	115,000	65,616
DISH DBS Corp.
5.88%, 11/15/2024	205,000	188,969
7.75%, 07/01/2026	40,000	33,752
iHeartCommunications, Inc.
5.25%, 08/15/2027*	135,000	122,873
News Corp.
3.88%, 05/15/2029*	120,000	103,140
Nexstar Media, Inc.
5.63%, 07/15/2027*	55,000	51,947
Scripps Escrow II, Inc.
3.88%, 01/15/2029*	170,000	140,393
Sirius XM Radio, Inc.
4.00%, 07/15/2028*	250,000	214,919
Time Warner Cable LLC
4.50%, 09/15/2042	65,000	44,384
5.50%, 09/01/2041	80,000	62,786
6.55%, 05/01/2037	250,000	222,975
Univision Communications, Inc.
4.50%, 05/01/2029*	120,000	101,026
Videotron, Ltd.
5.13%, 04/15/2027*	95,000	89,656
Walt Disney Co.
1.75%, 01/13/2026	250,000	226,144
8.88%, 04/26/2023	68,000	69,267
		4,031,788
Mining — 0.3%
Arconic Corp.
6.13%, 02/15/2028*	190,000	178,102
Freeport-McMoRan, Inc.
5.40%, 11/14/2034	170,000	151,102
Glencore Funding LLC
2.63%, 09/23/2031*	250,000	187,444
Hudbay Minerals, Inc.
6.13%, 04/01/2029*	250,000	206,875
Indonesia Asahan Aluminium Persero PT
4.75%, 05/15/2025*	200,000	190,507

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Mining (continued)
Kaiser Aluminum Corp.
4.63%, 03/01/2028*	$ 125,000	$ 109,350
Minera Mexico SA de CV
4.50%, 01/26/2050*	230,000	153,237
		1,176,617
Miscellaneous Manufacturing — 0.0%
General Electric Co.
6.75%, 03/15/2032	160,000	173,832
Oil & Gas — 0.5%
Aker BP ASA
3.10%, 07/15/2031*	205,000	161,067
BP Capital Markets America, Inc.
2.72%, 01/12/2032	225,000	182,470
3.59%, 04/14/2027	495,000	460,959
BP Capital Markets PLC
4.38%, 06/22/2025(2)	315,000	295,706
4.88%, 03/22/2030(2)	58,000	48,952
Diamondback Energy, Inc.
3.50%, 12/01/2029	180,000	155,220
Exxon Mobil Corp.
2.61%, 10/15/2030	165,000	139,481
Petroleos Mexicanos
6.50%, 03/13/2027	129,000	113,120
Shell International Finance BV
3.75%, 09/12/2046	63,000	47,059
Suncor Energy, Inc.
4.00%, 11/15/2047	250,000	182,170
Total Capital International SA
2.83%, 01/10/2030	115,000	98,705
		1,884,909
Oil & Gas Services — 0.0%
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc.
3.34%, 12/15/2027	70,000	62,724
Packaging & Containers — 0.1%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
4.13%, 08/15/2026*	200,000	172,000
LABL, Inc.
6.75%, 07/15/2026*	110,000	104,500
Owens-Brockway Glass Container, Inc.
6.63%, 05/13/2027*	110,000	105,048
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC/Reynolds Group Issuer LU
4.00%, 10/15/2027*	120,000	106,200
		487,748
Pharmaceuticals — 0.8%
AbbVie, Inc.
2.90%, 11/06/2022	77,000	76,972
3.20%, 11/21/2029	816,000	713,233
3.60%, 05/14/2025	230,000	220,703
4.05%, 11/21/2039	185,000	149,010
AmerisourceBergen Corp.
0.74%, 03/15/2023	14,000	13,777
AstraZeneca PLC
1.38%, 08/06/2030	155,000	118,519
Security Description	Shares or Principal Amount	Value

Pharmaceuticals (continued)
Bausch Health Cos., Inc.
4.88%, 06/01/2028*	$ 45,000	$ 27,562
5.25%, 01/30/2030*	120,000	46,500
Becton Dickinson and Co.
1.96%, 02/11/2031	125,000	95,691
Bristol-Myers Squibb Co.
2.90%, 07/26/2024	386,000	373,289
CVS Health Corp.
1.75%, 08/21/2030	245,000	186,504
2.63%, 08/15/2024	250,000	239,283
3.00%, 08/15/2026	30,000	27,494
3.25%, 08/15/2029	85,000	73,727
5.05%, 03/25/2048	105,000	89,192
CVS Pass-Through Trust
7.51%, 01/10/2032*	48,179	49,679
Eli Lilly and Co.
2.25%, 05/15/2050	55,000	32,814
Merck & Co., Inc.
2.15%, 12/10/2031	285,000	226,234
2.35%, 06/24/2040	35,000	23,194
2.75%, 12/10/2051	110,000	69,883
Shire Acquisitions Investments Ireland DAC
2.88%, 09/23/2023	42,000	41,056
3.20%, 09/23/2026	295,000	271,090
Takeda Pharmaceutical Co., Ltd.
2.05%, 03/31/2030	330,000	260,550
		3,425,956
Pipelines — 0.6%
Buckeye Partners LP
3.95%, 12/01/2026	160,000	140,352
Columbia Pipeline Group, Inc.
4.50%, 06/01/2025	29,000	28,308
DT Midstream, Inc.
4.13%, 06/15/2029*	140,000	121,030
El Paso Natural Gas Co. LLC
7.50%, 11/15/2026	500,000	528,803
Energy Transfer LP
4.20%, 04/15/2027	81,000	74,477
5.15%, 02/01/2043	55,000	42,345
5.30%, 04/01/2044	140,000	110,181
5.80%, 06/15/2038	65,000	55,484
EQM Midstream Partners LP
4.50%, 01/15/2029*	200,000	170,000
Galaxy Pipeline Assets Bidco, Ltd.
2.16%, 03/31/2034*	282,946	230,374
MPLX LP
4.13%, 03/01/2027	65,000	60,262
NGPL PipeCo LLC
4.88%, 08/15/2027*	250,000	232,292
Northern Natural Gas Co.
3.40%, 10/16/2051*	70,000	44,009
ONEOK Partners LP
5.00%, 09/15/2023	250,000	248,696
Sabine Pass Liquefaction LLC
5.00%, 03/15/2027	125,000	120,462
5.88%, 06/30/2026	215,000	213,855
Spectra Energy Partners LP
4.50%, 03/15/2045	65,000	50,909
TransCanada PipeLines, Ltd.
4.63%, 03/01/2034	45,000	39,301

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Pipelines (continued)
Williams Cos., Inc.
2.60%, 03/15/2031	$ 190,000	$ 148,865
		2,660,005
REITS — 0.4%
Alexandria Real Estate Equities, Inc.
3.38%, 08/15/2031	250,000	205,986
American Tower Corp.
2.10%, 06/15/2030	35,000	26,654
2.40%, 03/15/2025	200,000	184,953
3.60%, 01/15/2028	95,000	84,185
3.95%, 03/15/2029	120,000	106,190
Crown Castle, Inc.
2.25%, 01/15/2031	295,000	224,876
4.15%, 07/01/2050	15,000	10,697
Crown Castle, Inc.
3.30%, 07/01/2030	35,000	29,195
Physicians Realty LP
4.30%, 03/15/2027	500,000	464,413
RHP Hotel Properties LP/RHP Finance Corp.
4.75%, 10/15/2027	115,000	106,150
SBA Tower Trust
2.84%, 01/15/2025*	225,000	208,935
UDR, Inc.
2.10%, 06/15/2033	85,000	57,591
VICI Properties LP/VICI Note Co., Inc.
4.63%, 12/01/2029*	65,000	56,520
5.75%, 02/01/2027*	40,000	37,789
		1,804,134
Retail — 0.2%
1011778 BC ULC/New Red Finance, Inc.
4.00%, 10/15/2030*	125,000	102,031
7-Eleven, Inc.
2.80%, 02/10/2051*	60,000	34,035
Asbury Automotive Group, Inc.
4.50%, 03/01/2028	165,000	143,048
AutoZone, Inc.
2.88%, 01/15/2023	74,000	73,762
Bath & Body Works, Inc.
6.88%, 11/01/2035	95,000	79,800
Group 1 Automotive, Inc.
4.00%, 08/15/2028*	115,000	94,575
Lithia Motors, Inc.
4.63%, 12/15/2027*	125,000	111,238
Lowe's Cos, Inc.
5.63%, 04/15/2053	100,000	90,054
Staples, Inc.
7.50%, 04/15/2026*	35,000	30,400
		758,943
Savings & Loans — 0.1%
Nationwide Building Society
3.77%, 03/08/2024*	200,000	197,914
Semiconductors — 0.2%
Broadcom, Inc.
1.95%, 02/15/2028*	325,000	264,802
Microchip Technology, Inc.
0.97%, 02/15/2024	220,000	206,971
Security Description	Shares or Principal Amount	Value

Semiconductors (continued)
NVIDIA Corp.
2.00%, 06/15/2031	$ 250,000	$ 194,415
		666,188
Software — 0.2%
Activision Blizzard, Inc.
2.50%, 09/15/2050	336,000	199,494
Fidelity National Information Services, Inc.
0.38%, 03/01/2023	50,000	49,220
1.15%, 03/01/2026	170,000	146,408
Microsoft Corp.
2.92%, 03/17/2052	68,000	45,944
3.45%, 08/08/2036	62,000	53,126
Oracle Corp.
3.60%, 04/01/2040	285,000	192,838
VMware, Inc.
2.20%, 08/15/2031	120,000	87,344
4.65%, 05/15/2027	125,000	118,203
		892,577
Telecommunications — 0.9%
AT&T, Inc.
2.55%, 12/01/2033	178,000	131,176
2.75%, 06/01/2031	300,000	240,014
3.50%, 09/15/2053	170,000	109,111
3.55%, 09/15/2055	370,000	235,454
CommScope Technologies LLC
5.00%, 03/15/2027*	90,000	72,865
6.00%, 06/15/2025*	39,000	36,368
CommScope, Inc.
6.00%, 03/01/2026*	40,000	38,582
Corning, Inc.
4.75%, 03/15/2042	250,000	210,312
Crown Castle Towers LLC
4.24%, 07/15/2048*	250,000	227,240
Hughes Satellite Systems Corp.
6.63%, 08/01/2026	155,000	146,010
Lumen Technologies, Inc.
4.00%, 02/15/2027*	125,000	106,275
Rogers Communications, Inc.
3.80%, 03/15/2032*	160,000	136,223
Sprint Capital Corp.
8.75%, 03/15/2032	75,000	88,023
Sprint Corp.
7.63%, 02/15/2025 to 03/01/2026	120,000	124,437
7.88%, 09/15/2023	250,000	254,101
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC
4.74%, 03/20/2025*	156,250	154,045
Telefonica Emisiones SAU
4.67%, 03/06/2038	300,000	226,226
T-Mobile USA, Inc.
2.05%, 02/15/2028	335,000	278,034
3.88%, 04/15/2030	165,000	145,959
4.75%, 02/01/2028	45,000	42,592
Verizon Communications, Inc.
2.36%, 03/15/2032	925,000	700,711
2.99%, 10/30/2056	125,000	71,924

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Telecommunications (continued)
Vodafone Group PLC
4.25%, 09/17/2050	$ 40,000	$ 28,175
		3,803,857
Transportation — 0.2%
Canadian Pacific Railway Co.
2.45%, 12/02/2031	285,000	226,101
3.10%, 12/02/2051	80,000	50,889
CSX Corp.
2.50%, 05/15/2051	320,000	182,343
Kansas City Southern
3.50%, 05/01/2050	80,000	53,393
Ryder System, Inc.
3.40%, 03/01/2023	71,000	70,631
Union Pacific Corp.
3.55%, 08/15/2039	195,000	151,623
		734,980
Total Corporate Bonds & Notes (cost $77,519,378)		65,943,892
ASSET BACKED SECURITIES — 4.4%
Auto Loan Receivables — 4.0%
American Credit Acceptance Receivables Trust
Series 2021-1, Class C 0.83%, 03/15/2027*	1,216,465	1,196,114
Series 2021-2, Class C 0.97%, 07/13/2027*	329,000	320,034
Series 2020-4, Class C 1.31%, 12/14/2026*	222,207	216,695
Series 2021-3, Class D 1.34%, 11/15/2027*	1,095,000	1,024,879
Series 2020-3, Class C 1.85%, 06/15/2026*	156,935	155,404
Series 2019-3, Class D 2.89%, 09/12/2025*	82,745	82,077
AmeriCredit Automobile Receivables Trust
Series 2021-1, Class C 0.89%, 10/19/2026	590,000	542,969
Carmax Auto Owner Trust
Series 2021-1, Class C 0.94%, 12/15/2026	450,000	405,094
CarMax Auto Owner Trust
Series 2020-4, Class C 1.30%, 08/17/2026	695,000	626,638
Credit Acceptance Auto Loan Trust
Series 2021-2A, Class A 0.96%, 02/15/2030*	273,000	259,376
Series 2021-3A, Class A 1.00%, 05/15/2030*	302,000	283,610
Drive Auto Receivables Trust
Series 2020-2, Class C 2.28%, 08/17/2026	62,884	62,323
Series 2019-4, Class D 2.70%, 02/16/2027	123,791	121,415
DT Auto Owner Trust
Series 2021-1A, Class C 0.84%, 10/15/2026*	118,000	112,634
Series 2021-2A, Class C 1.10%, 02/16/2027*	108,000	102,069
Security Description	Shares or Principal Amount	Value

Auto Loan Receivables (continued)
Series 2021-3A, Class D 1.31%, 05/17/2027*	$ 600,000	$ 529,562
Series 2020-3A, Class C 1.47%, 06/15/2026*	495,000	478,028
Series 2020-1A, Class D 2.55%, 11/17/2025*	1,065,000	1,034,570
Series 2020-2A, Class C 3.28%, 03/16/2026*	598,693	591,431
Series 2022-3A, Class B 6.82%, 07/17/2028*	220,000	219,780
Exeter Automobile Receivables Trust
Series 2021-2A, Class C 0.98%, 06/15/2026	229,000	216,422
Series 2020-3A, Class C 1.32%, 07/15/2025	393,414	388,611
Series 2020-2A, Class C 3.28%, 05/15/2025*	49,778	49,598
Flagship Credit Auto Trust
Series 2019-4, Class C 2.77%, 12/15/2025*	360,000	353,842
Series 2019-2, Class C 3.09%, 05/15/2025*	105,401	104,636
Ford Credit Auto Owner Trust
Series 2021-1, Class A 1.37%, 10/17/2033*	100,000	87,790
GLS Auto Receivables Trust
Series 2021-2A, Class B 0.77%, 09/15/2025*	236,000	231,929
OneMain Direct Auto Receivables Trust
Series 2021-1A, Class A 0.87%, 07/14/2028*	250,000	229,714
Santander Drive Auto Receivables Trust
Series 2021-3, Class A3 0.33%, 03/17/2025	27,740	27,671
Series 2021-3, Class B 0.60%, 12/15/2025	349,000	343,767
Series 2021-3, Class C 0.95%, 09/15/2027	305,000	291,627
Series 2021-1, Class D 1.13%, 11/16/2026	100,000	94,723
Series 2020-4, Class D 1.48%, 01/15/2027	790,000	751,245
Series 2020-3, Class D 1.64%, 11/16/2026	530,000	506,504
Tesla Auto Lease Trust
Series 2021-A, Class B 1.02%, 03/20/2025*	128,000	121,482
Series 2021-A, Class C 1.18%, 03/20/2025*	295,000	278,631
Toyota Auto Loan Extended Note Trust
Series 2019-1A, Class A 2.56%, 11/25/2031*	250,000	238,382
Westlake Automobile Receivables Trust
Series 2021-2A, Class C 0.89%, 07/15/2026*	493,000	463,238
Series 2021-1A, Class C 0.95%, 03/16/2026*	1,235,000	1,182,344
Series 2021-1A, Class D 1.23%, 04/15/2026*	322,000	300,612
Series 2021-3A, Class C 1.58%, 01/15/2027*	315,000	294,355

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Auto Loan Receivables (continued)
Series 2020-2A, Class C 2.01%, 07/15/2025*	$ 755,000	$ 745,742
Series 2020-1A, Class C 2.52%, 04/15/2025*	644,530	640,974
		16,308,541
Home Equity — 0.0%
Option One Mtg. Loan Trust FRS
Series 2004-3, Class M2 4.44%, (1 ML+0.86%), 11/25/2034	15,008	14,156
Renaissance Home Equity Loan Trust FRS
Series 2005-2, Class AV3 3.96%, (1 ML+0.37%), 08/25/2035	121,462	105,877
		120,033
Other Asset Backed Securities — 0.4%
BSPRT Issuer, Ltd. FRS
Series 2021-FL7, Class A 4.73%, (1 ML+1.32%), 12/15/2038*	340,500	325,230
CCG Receivables Trust
Series 2021-1, Class A2 0.30%, 06/14/2027*	44,578	43,000
CF Hippolyta Issuer LLC
Series 2021-1A, Class A1 1.53%, 03/15/2061*	95,807	82,131
Commonbond Student Loan Trust
Series 2019-AGS, Class A1 2.54%, 01/25/2047*	31,410	27,902
Series 2018-CGS, Class A1 3.87%, 02/25/2046*	26,689	25,447
Commonbond Student Loan Trust FRS
Series 2018-AGS, Class A2 4.09%, (1 ML+0.50%), 02/25/2044*	33,096	32,451
First Franklin Mtg. Loan Trust FRS
Series 2004-FF4, Class M1 4.44%, (1 ML+0.86%), 06/25/2034	3,180	3,168
GSAMP Trust FRS
Series 2006-FM1, Class A2C 3.91%, (1 ML+0.32%), 04/25/2036	150,712	96,936
HPEFS Equipment Trust
Series 2021-1A, Class A2 0.27%, 03/20/2031*	6,933	6,917
MMAF Equipment Finance LLC
Series 2021-A, Class A2 0.30%, 04/15/2024*	23,153	23,087
Navient Private Education Refi Loan Trust
Series 2021-EA, Class A 0.97%, 12/16/2069*	152,507	123,680
SLM Private Credit Student Loan Trust FRS
Series 2006-BW, Class A5 3.49%, (3 ML+0.20%), 12/15/2039	65,656	62,083
SMB Private Education Loan Trust
Series 2021-D, Class A1A 1.34%, 03/17/2053*	177,128	155,516
Towd Point Mtg. Trust VRS
Series 2015-1, Class A4 4.25%, 10/25/2053*(3)	99,607	98,619
Security Description	Shares or Principal Amount	Value

Other Asset Backed Securities (continued)
Trafigura Securitisation Finance PLC
Series 2021-1A, Class A2 1.08%, 01/15/2025*	$ 400,000	$ 362,276
Verizon Owner Trust
Series 2020-A, Class A1A 1.85%, 07/22/2024	54,597	54,313
		1,522,756
Total Asset Backed Securities (cost $18,638,238)		17,951,330
COLLATERALIZED MORTGAGE OBLIGATIONS — 2.9%
Commercial and Residential — 2.6%
Angel Oak Mtg. Trust I LLC VRS
Series 2018-3, Class A1 3.65%, 09/25/2048*(3)	2,355	2,339
Arroyo Mtg. Trust VRS
Series 2019-3, Class A1 2.96%, 10/25/2048*(3)	41,705	38,147
Series 2019-1, Class A1 3.81%, 01/25/2049*(3)	23,871	22,176
BAMLL Commercial Mtg. Securities Trust VRS
Series 2018-PARK, Class A 4.09%, 08/10/2038*(3)	100,000	89,602
BANK
Series 2020-BN28, Class AS 2.14%, 03/15/2063	100,000	72,997
Series 2019-BN20, Class A2 2.76%, 09/15/2062	157,208	131,449
Series 2019-BN23, Class A3 2.92%, 12/15/2052	100,000	83,667
Series 2019-BN24, Class A3 2.96%, 11/15/2062	45,000	37,688
Series 2019-BN22, Class A4 2.98%, 11/15/2062	180,000	151,436
BBCMS Mtg. Trust FRS
Series 2018-CBM, Class A 4.41%, (1 ML+1.00%), 07/15/2037*	70,000	67,975
Braemar Hotels & Resorts Trust FRS
Series 2018-PRME, Class A 4.23%, (1 ML+0.82%), 06/15/2035*	130,000	123,536
BX Commercial Mtg. Trust
Series 2020-VIV4, Class A 2.84%, 03/09/2044*	265,000	207,254
BX Commercial Mtg. Trust FRS
Series 2021-VINO, Class A 4.06%, (1 ML+0.65%), 05/15/2038*	100,000	94,880
BX Trust FRS
Series 2022-PSB, Class A 5.83%, (TSFR1M+2.45%), 08/15/2039*	455,000	453,586
BXP Trust
Series 2017-GM, Class A 3.38%, 06/13/2039*	120,000	106,286
BXP Trust VRS
Series 2017-GM, Class B 3.42%, 06/13/2039*(3)	260,000	222,122
CCUBS Commercial Mtg. Trust VRS
Series 2017-C1, Class C 4.44%, 11/15/2050(3)	60,000	50,324
CD Mtg. Trust VRS
Series 2016-CD1, Class C 3.63%, 08/10/2049(3)	300,000	254,663

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and Residential (continued)
Series 2016-CD2, Class C 3.98%, 11/10/2049(3)	$ 130,000	$ 104,505
CIM Trust FRS
Series 2019-INV1, Class A2 4.59%, (1 ML+1.00%), 02/25/2049*	7,765	7,724
Citigroup Commercial Mtg. Trust VRS
Series 2015-GC29, Class C 4.14%, 04/10/2048(3)	117,435	107,228
Series 2014-GC23, Class C 4.43%, 07/10/2047(3)	215,000	201,657
Citigroup Mtg. Loan Trust, Inc. VRS
Series 2015-PS1, Class B1 5.25%, 09/25/2042*(3)	151,317	140,695
COMM Mtg. Trust
Series 2020-CBM, Class A2 2.90%, 02/10/2037*	360,000	328,535
Series 2016-667M, Class A 3.14%, 10/10/2036*	100,000	86,718
COMM Mtg. Trust VRS
Series 2014-CR15, Class C 4.67%, 02/10/2047(3)	100,000	95,940
Series 2014-CR19, Class C 4.70%, 08/10/2047(3)	285,000	267,877
Series 2013-CR10, Class C 4.87%, 08/10/2046*(3)	350,000	338,978
Countrywide Alternative Loan Trust FRS
Series 2006-OA9, Class 1A1 3.69%, (1 ML+0.20%), 07/20/2046	96,074	69,946
CSAIL Commercial Mtg. Trust VRS
Series 2021-C20, Class AS 3.08%, 03/15/2054(3)	350,000	276,595
CSMC Trust VRS
Series 2015-1, Class B2 3.91%, 01/25/2045*(3)	38,509	35,128
DBGS Mtg. Trust FRS
Series 2018-BIOD, Class A 4.12%, (1 ML+0.80%), 05/15/2035*	150,771	146,618
Series 2018-BIOD, Class B 4.20%, (1 ML+0.89%), 05/15/2035*	91,376	88,173
DOLP Trust
Series 2021-NYC, Class A 2.96%, 05/10/2041*	380,000	292,337
GCAT Trust VRS
Series 2021-NQM2, Class A1 1.04%, 05/25/2066*(3)	100,218	79,040
GS Mtg. Securities Trust
Series 2017-GPTX, Class A 2.86%, 05/10/2034*	175,000	164,062
ILPT Commercial Mtg. Trust FRS
Series 2022-LPF2, Class A 5.62%, (TSFR1M+2.25%), 10/15/2039*	251,909	249,899
Independence Plaza Trust
Series 2018-INDP, Class A 3.76%, 07/10/2035*	125,000	116,238
JPMBB Commercial Mtg. Securities Trust VRS
Series 2013-C12, Class C 4.09%, 07/15/2045(3)	582,000	564,172
Security Description	Shares or Principal Amount	Value

Commercial and Residential (continued)
JPMCC Commercial Mtg. Securities Trust VRS
Series 2017-JP5, Class C 3.78%, 03/15/2050(3)	$ 70,000	$ 55,474
JPMDB Commercial Mtg. Securities Trust VRS
Series 2017-C7, Class C 4.16%, 10/15/2050(3)	130,061	109,741
JPMorgan Chase Commercial Mtg. Securities Trust VRS
Series 2016-JP4, Class C 3.39%, 12/15/2049(3)	60,000	49,846
JPMorgan Mtg. Trust VRS
Series 2021-1, Class A4 2.50%, 06/25/2051*(3)	54,726	47,381
Series 2016-4, Class A13 3.50%, 10/25/2046*(3)	28,997	25,376
Series 2017-3, Class B2 3.75%, 08/25/2047*(3)	164,479	139,282
LB-UBS Commercial Mtg. Trust VRS
Series 2006-C6, Class AJ 5.45%, 09/15/2039(3)	114,663	50,272
MAD Mtg. Trust VRS
Series 2017-330M, Class A 3.19%, 08/15/2034*(3)	137,000	128,218
MetLife Securitization Trust VRS
Series 2017-1A, Class A 3.00%, 04/25/2055*(3)	108,689	102,734
MHC Commercial Mtg. Trust FRS
Series 2021-MHC, Class A 4.21%, (1 ML+0.80%), 04/15/2038*	100,000	95,804
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2013-C7, Class A4 2.92%, 02/15/2046	24,428	24,353
Morgan Stanley Bank of America Merrill Lynch Trust VRS
Series 2015-C21, Class B 3.85%, 03/15/2048(3)	195,000	171,899
Series 2014-C18, Class B 4.43%, 10/15/2047(3)	175,000	165,321
Morgan Stanley Capital I Trust
Series 2020-HR8, Class AS 2.30%, 07/15/2053	125,000	93,334
Morgan Stanley Capital I Trust VRS
Series 2018-MP, Class A 4.28%, 07/11/2040*(3)	230,000	200,406
Series 2019-L2, Class C 4.97%, 03/15/2052(3)	200,000	169,494
MRCD Mtg. Trust
Series 2019-PARK, Class B 2.72%, 12/15/2036*	145,000	130,698
Series 2019-PARK, Class C 2.72%, 12/15/2036*	150,000	133,869
New Residential Mtg. Loan Trust VRS
Series 2016-4A, Class B1A 4.50%, 11/25/2056*(3)	75,626	69,163
Series 2015-2A, Class B3 5.39%, 08/25/2055*(3)	57,776	54,161
OBX Trust FRS
Series 2019-EXP1, Class 2A1B 4.54%, (1 ML+0.95%), 01/25/2059*	196,752	188,877

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and Residential (continued)
One Market Plaza Trust
Series 2017-1MKT, Class A 3.61%, 02/10/2032*	$ 330,000	$ 317,604
SBALR Commercial Mtg. Trust
Series 2020-RR1, Class A3 2.83%, 02/13/2053*	845,000	702,332
Sequoia Mtg. Trust VRS
Series 2021-3, Class A4 2.50%, 05/25/2051*(3)	81,993	70,245
Series 2013-2, Class B1 3.62%, 02/25/2043(3)	16,414	15,367
SG Commercial Mtg. Securities Trust
Series 2016-C5, Class B 3.93%, 10/10/2048	325,000	281,513
Wells Fargo Commercial Mtg. Trust
Series 2017-C41, Class A3 3.21%, 11/15/2050	60,000	53,047
Series 2016-NXS6, Class B 3.81%, 11/15/2049	135,000	118,628
Series 2018-C46, Class A4 4.15%, 08/15/2051	415,000	380,723
Wells Fargo Commercial Mtg. Trust VRS
Series 2016-C35, Class C 4.18%, 07/15/2048(3)	175,000	146,239
Series 2019-C49, Class C 4.87%, 03/15/2052(3)	65,000	54,818
Wells Fargo Mtg. Backed Securities Trust
Series 2007-7, Class A1 6.00%, 06/25/2037	10,071	8,363
WFRBS Commercial Mtg. Trust
Series 2013-C11, Class AS 3.31%, 03/15/2045	130,000	129,394
WFRBS Commercial Mtg. Trust VRS
Series 2014-C22, Class C 3.77%, 09/15/2057(3)	165,000	152,830
Series 2013-C13, Class C 3.91%, 05/15/2045(3)	135,000	130,628
Series 2014-C22, Class B 4.37%, 09/15/2057(3)	175,000	166,026
		10,905,652
U.S. Government Agency — 0.3%
Federal Home Loan Mtg. Corp. Multifamily Mtg. Trust VRS
Series 2018-K82, Class C 4.13%, 09/25/2028*(3)	165,000	147,972
Federal Home Loan Mtg. Corp. REMIC
3.00%, 05/15/2027 to 05/15/2028(4)	322,862	16,444
3.00%, 01/15/2043 to 05/15/2043	42,748	41,680
3.50%, 04/15/2028 to 10/15/2042(4)	166,617	20,543
4.00%, 11/15/2045	30,000	28,779
Federal Home Loan Mtg. Corp. REMIC FRS
Series 4937, Class MS 2.46%, (6.05%-1 ML), 12/25/2049(3)(4)(5)	274,954	27,292
Series 4954, Class SY 2.46%, (6.05%-1 ML), 02/25/2050(3)(4)(5)	146,922	14,487
Security Description	Shares or Principal Amount	Value

U.S. Government Agency (continued)
Series 3994, Class SH 3.19%, (6.60%-1 ML), 06/15/2041(3)(4)(5)	$ 261,764	$ 16,139
Federal National Mtg. Assoc. REMIC
Series 2013-2, Class BI 2.50%, 02/25/2028(4)	104,449	4,701
Series 2012-145, Class EI 3.00%, 01/25/2028(4)	27,303	1,462
Series 2013-10, Class YI 3.00%, 02/25/2028(4)	22,349	1,106
Series 2017-54, Class IO 3.00%, 07/25/2032(4)	130,631	11,528
Series 2016-62, Class IA 3.00%, 10/25/2040(4)	24,671	1,144
Series 2016-92, Class A 3.00%, 04/25/2042	11,431	11,016
Series 2021-1, Class JI 3.00%, 01/25/2051(4)	180,575	29,681
Series 2014-13, Class KI 3.50%, 03/25/2029(4)	52,746	3,567
Series 2016-4, Class LI 3.50%, 02/25/2036(4)	148,883	15,346
Series 2017-66, Class C 3.50%, 08/25/2045	36,923	36,068
Series 2017-46, Class LB 3.50%, 12/25/2052	96,116	93,053
Series 2017-49, Class JA 4.00%, 07/25/2053	73,914	72,110
Series 2015-18, Class IA 4.50%, 04/25/2045(4)	123,977	27,202
Series 2002-16, Class TM 7.00%, 04/25/2032	29,656	30,946
Federal National Mtg. Assoc. REMIC FRS
Series 2016-63, Class AS 2.41%, (6.00%-1 ML), 09/25/2046(3)(4)(5)	142,096	13,572
Federal National Mtg. Assoc. REMIC VRS
Series 2015-38, Class AS 0.15%, 06/25/2045(3)(4)	82,004	2,385
Federal National Mtg. Assoc. STRIPS
4.00%, 07/25/2030(4)	57,592	4,745
Government National Mtg. Assoc. REMIC
Series 2020-185, Class LI 2.00%, 12/20/2050(4)	836,480	90,263
Series 2020-191, Class IM 2.50%, 12/20/2050(4)	172,567	21,103
Series 2017-51, Class AH 2.60%, 05/16/2059	32,592	28,153
Series 2017-190, Class AD 2.60%, 03/16/2060	33,136	28,622
Series 2020-146, Class MI 3.00%, 10/20/2050(4)	155,252	24,198
Series 2020-167, Class IE 3.00%, 11/20/2050(4)	162,066	25,013
Series 2020-167, Class IG 3.00%, 11/20/2050(4)	237,024	33,338
Series 2020-181, Class MI 3.00%, 12/20/2050(4)	144,958	22,822

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Series 2021-15, Class IP 3.00%, 01/20/2051(4)	$ 254,708	$ 37,804
Series 2017-87, Class IO 4.00%, 01/20/2046(4)	36,287	2,671
Government National Mtg. Assoc. REMIC FRS
Series 2016-147, Class SE 2.61%, (6.10%-1 ML), 10/20/2046(3)(4)(5)	91,753	7,488
Series 2019-115, Class SW 2.61%, (6.10%-1 ML), 09/20/2049(3)(4)(5)	157,254	13,234
Series 2015-144, Class SA 2.71%, (6.20%-1 ML), 10/20/2045(3)(4)(5)	132,590	14,043
Series 2017-176, Class SC 2.71%, (6.20%-1 ML), 11/20/2047(3)(4)(5)	107,916	11,274
Government National Mtg. Assoc. REMIC VRS
Series 2013-97, Class IO 0.78%, 06/16/2045(3)(4)	469,960	7,394
		1,040,388
Total Collateralized Mortgage Obligations (cost $13,837,962)		11,946,040
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 10.1%
U.S. Government — 9.1%
United States Treasury Bonds
1.88%, 11/15/2051	3,393,500	2,067,119
2.00%, 11/15/2041 to 08/15/2051	7,717,000	5,109,587
2.25%, 05/15/2041 to 02/15/2052	3,745,800	2,575,054
2.38%, 05/15/2051	710,000	491,647
2.88%, 05/15/2052	965,000	748,930
3.00%, 08/15/2052	370,000	296,289
3.38%, 08/15/2042	425,000	366,629
4.50%, 02/15/2036	1,585,000	1,650,815
United States Treasury Notes
0.13%, 01/31/2023(6)	5,519,000	5,464,997
0.75%, 11/15/2024 to 08/31/2026	2,315,000	2,145,718
0.88%, 06/30/2026	565,000	498,281
1.38%, 10/31/2028 to 11/15/2031	395,000	317,198
1.63%, 05/15/2031	135,000	111,565
1.75%, 07/31/2024 to 03/15/2025	1,925,000	1,820,296
1.88%, 02/28/2029 to 02/15/2032	2,690,000	2,293,001
2.25%, 03/31/2024(6)	2,575,000	2,490,407
2.38%, 05/15/2029(6)	528,000	472,643
2.75%, 05/15/2025 to 07/31/2027	6,650,000	6,297,567
3.00%, 07/15/2025	540,000	520,087
3.25%, 06/30/2029	230,000	217,170
United States Treasury Notes FRS
1.00%, (3 UTBMM+0.14%), 10/31/2024	1,490,000	1,490,140
		37,445,140
U.S. Government Agency — 1.0%
Federal Home Loan Mtg. Corp.
2.00%, 11/01/2035 to 08/01/2050	240,851	201,383
3.00%, 04/01/2035	18,458	16,899
3.50%, 07/01/2042 to 02/01/2044	105,731	95,423
Security Description	Shares or Principal Amount	Value

U.S. Government Agency (continued)
5.00%, 01/01/2034 to 04/01/2035	$ 36,497	$ 36,580
6.00%, 05/01/2031	4,751	4,876
7.50%, 12/01/2030 to 02/01/2031	14,140	14,211
Federal National Mtg. Assoc.
2.00%, 02/01/2032 to 11/01/2035	124,334	110,166
2.50%, 06/01/2027 to 03/01/2035	194,433	180,082
3.00%, 10/01/2036 to 04/01/2043	117,447	104,528
3.50%, 08/01/2031 to 05/01/2058	1,759,240	1,581,724
4.00%, 09/01/2038 to 07/01/2056	973,376	906,310
4.50%, 03/01/2041 to 11/01/2045	143,894	139,062
5.00%, 08/01/2035 to 07/01/2047	284,907	285,112
6.00%, 05/01/2031	1,988	2,038
6.50%, 09/01/2024 to 01/01/2032	8,031	8,281
7.00%, 05/01/2029 to 01/01/2031	5,329	5,346
7.50%, 01/01/2031	3,979	4,033
Government National Mtg. Assoc.
3.00%, 02/15/2043	73,064	65,512
3.50%, 09/15/2042 to 11/20/2047	223,389	206,266
4.00%, 10/20/2044 to 01/20/2048	141,689	133,783
4.50%, 05/15/2039 to 10/20/2040	63,757	62,008
5.50%, 07/20/2033 to 01/15/2034	74,725	75,431
6.00%, 07/20/2033	22,837	24,074
6.50%, 03/20/2027 to 04/20/2027	2,895	2,894
7.00%, 12/15/2023 to 04/15/2028	4,349	4,356
7.50%, 09/15/2030 to 01/15/2032	17,318	18,089
		4,288,467
Total U.S. Government & Agency Obligations (cost $49,709,583)		41,733,607
FOREIGN GOVERNMENT OBLIGATIONS — 0.3%
Sovereign — 0.3%
Dominican Republic
6.00%, 02/22/2033*	396,000	331,569
Government of Bermuda
2.38%, 08/20/2030*	260,000	205,088
4.75%, 02/15/2029*	200,000	190,215
5.00%, 07/15/2032*	305,000	282,593
Kingdom of Morocco
3.00%, 12/15/2032*	200,000	144,250
Total Foreign Government Obligations (cost $1,361,145)		1,153,715
MUNICIPAL SECURITIES — 0.1%
California State University Revenue Bonds
2.98%, 11/01/2051	90,000	58,429
New York City Water & Sewer System Revenue Bonds
5.72%, 06/15/2042	225,000	228,040
New York State Thruway Authority Revenue Bonds
2.90%, 01/01/2035	85,000	67,190
Port Authority of New York & New Jersey Revenue Bonds
3.29%, 08/01/2069	95,000	57,450
Regents of the University of California Medical Center Revenue Bonds
3.26%, 05/15/2060	95,000	57,751

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
MUNICIPAL SECURITIES (continued)
Rutgers The State University of New Jersey Revenue Bonds
3.92%, 05/01/2119	$ 63,000	$ 41,002
State of Hawaii Airports System Revenue Revenue Bonds
3.14%, 07/01/2047	85,000	55,782
University of Missouri Revenue Bonds
2.75%, 11/01/2050	50,000	27,589
Total Municipal Securities (cost $830,296)		593,233
UNAFFILIATED INVESTMENT COMPANIES — 0.0%
JPMorgan Emerging Markets Equity Fund, Class R6 (cost $244,340)	9,116	225,067
Total Long-Term Investment Securities (cost $435,524,764)		383,846,777
SHORT-TERM INVESTMENTS — 4.3%
Commercial Paper — 0.5%
Citigroup Global Markets, Inc. 2.73%, 05/17/2023	248,000	240,964
Credit Industriel et Commercial 3.62%, 02/09/2023	250,000	246,966
Enel Finance America 1.00%, 01/20/2023	250,000	247,142
Keb Hana Bank New York 3.70%, 01/17/2023	250,000	247,759
Macquarie Bank, Ltd. 0.57%, 12/02/2022	242,000	241,186
Ontario Teachers Finance Trust 4.07%, 03/09/2023	275,000	270,468
Telus Corp. 4.30%, 01/10/2023	250,000	247,844
Westpac Securities NZ, Ltd. 3.43%, 02/02/2023	250,000	247,286
		1,989,615
Unaffiliated Investment Companies — 2.0%
JPMorgan Prime Money Market Fund, Class IM 3.21%(7)	8,325,173	8,326,006
U.S. Government — 1.8%
United States Treasury Bills
1.11%, 11/22/2022	5,500,000	5,489,391
Security Description	Shares or Principal Amount	Value

U.S. Government (continued)
1.23%, 11/22/2022	1,000,000	$ 998,071
1.64%, 11/22/2022	750,000	748,554
		7,236,016
Total Short-Term Investments (cost $17,562,979)		17,551,637
TOTAL INVESTMENTS (cost $453,087,743)	97.4%	401,398,414
Other assets less liabilities	2.6	10,634,552
NET ASSETS	100.0%	$412,032,966
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA JPMorgan Diversified Balanced Portfolio has no right to demand registration of these securities. At October 31, 2022, the aggregate value of these securities was $39,716,736 representing 9.6% of net assets.
(1)	Securities classified as Level 3 (see Note 1).
(2)	Perpetual maturity - maturity date reflects the next call date.
(3)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(4)	Interest Only
(5)	Inverse Floating Rate Security that pays interest that varies inversely to changes in the market interest rates. The interest rate shown is the current interest rate at October 31, 2022.
(6)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(7)	The rate shown is the 7-day yield as of October 31, 2022.
1 ML—1 Month USD LIBOR
3 ML—3 Month USD LIBOR
3 UTBMM—US Treasury 3 Month Bill Money Market Yield
ADR—American Depositary Receipt
ASX—Australian Stock Exchange
BR—Bearer Shares
BSE—Brussells Stock Exchange
CDI—Chess Depositary Interest
CVA—Certification Van Aandelen (Dutch Cert.)
DAC—Designated Activity Company
Euronext Paris—Paris Stock Exchange
FRS—Floating Rate Security
GDR—Global Depositary Receipt
LSE—London Stock Exchange
NASDAQ—National Association of Securities Dealers Automated Quotations
NES—Non-voting Equity Securities
REMIC—Real Estate Mortgage Investment Conduit
RSP—Risparmio Shares-Savings Shares on the Italian Stock Exchange
SOFR—Secured Overnight Financing Rate
STRIPS—Separate Trading of Registered Interest and Principal
TSFR1M—Term Secured Overnight Financing Rate 1 Month
VRS—Variable Rate Security
XAMS—Euronext Amsterdam Stock Exchange
The rates shown on FRS and/or VRS are the current interest rates at October 31, 2022 and unless noted otherwise, the dates shown are the original maturity dates.

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2022— (unaudited) — (continued)

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
31	Long	S&P 500 E-Mini Index	December 2022	$ 5,934,496	$ 6,018,650	$ 84,154
22	Short	E-Mini Russell 2000 Index	December 2022	2,078,788	2,038,300	40,488
349	Short	Euro-BUND	December 2022	48,962,566	47,747,839	1,214,727
55	Short	MSCI EAFE Index	December 2022	5,170,986	4,828,725	342,261
76	Short	MSCI Emerging Markets Index	December 2022	3,761,978	3,243,680	518,298
16	Short	TOPIX Index	December 2022	2,112,129	2,072,429	39,700
78	Short	U.S. Treasury Ultra 10 Year Notes	December 2022	9,805,680	9,046,781	758,899
37	Short	U.S. Treasury 2 Year Notes	December 2022	7,614,206	7,562,164	52,042
						$3,050,569
						Unrealized (Depreciation)
5	Long	MSCI EAFE Index	December 2022	$ 448,680	$ 438,975	$ (9,705)
126	Long	U.S. Treasury Long Bonds	December 2022	17,204,739	15,183,000	(2,021,739)
6	Long	U.S. Treasury Ultra Bonds	December 2022	820,075	765,938	(54,137)
63	Long	U.S. Treasury 5 Year Notes	December 2022	6,960,523	6,715,406	(245,117)
236	Long	U.S. Treasury 10 Year Notes	December 2022	27,788,526	26,100,126	(1,688,400)
64	Short	Australian Dollar	December 2022	4,044,773	4,096,640	(51,867)
66	Short	Euro FX	December 2022	8,053,006	8,186,888	(133,882)
243	Short	Euro STOXX 50 Index	December 2022	8,628,196	8,677,666	(49,470)
56	Short	Japan 10 Year Bonds	December 2022	55,926,892	56,028,246	(101,354)
						$(4,355,671)
Net Unrealized Appreciation (Depreciation)						$(1,305,102)
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
BNP Paribas SA	DKK	8,733,577	USD	1,186,190	01/30/2023	$17,892	$ —
	EUR	3,466,269	USD	3,504,595	01/30/2023	53,668	—
	USD	1,358,762	AUD	2,094,560	01/30/2023	—	(14,892)
						71,560	(14,892)
HSBC Bank PLC	USD	151,359	DKK	1,141,173	01/30/2023	1,297	—
Merrill Lynch International	SEK	6,925,527	USD	638,871	01/30/2023	7,048	—
	USD	2,550,305	CAD	3,454,240	01/30/2023	—	(11,673)
	USD	1,823,826	CHF	1,782,796	01/30/2023	—	(24,227)
	USD	1,348,082	JPY	195,658,089	01/30/2023	—	(16,571)
						7,048	(52,471)
Standard Chartered Bank	GBP	502,341	USD	584,080	01/30/2023	6,247	—
	USD	250,259	HKD	1,962,834	01/30/2023	—	(0)
						6,247	(0)
State Street Bank & Trust Company	GBP	160,512	USD	180,240	01/30/2023	—	(4,393)
Unrealized Appreciation (Depreciation)						$86,152	$(71,756)
AUD—Australian Dollar
CAD—Canadian Dollar
CHF—Swiss Franc
DKK—Danish Krone
EUR—Euro Currency
GBP—British Pound
HKD—Hong Kong Dollar
JPY—Japanese Yen
SEK—Swedish Krona
USD—United States Dollar

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2022— (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2022 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Advertising	$164,671	$116,502	$—	$281,173
Aerospace/Defense	1,690,007	1,835,595	—	3,525,602
Agriculture	237,708	528,231	—	765,939
Apparel	1,866,638	3,659,580	—	5,526,218
Auto Manufacturers	2,485,192	3,414,839	—	5,900,031
Banks	13,436,630	7,020,198	—	20,456,828
Beverages	1,600,273	3,360,629	—	4,960,902
Biotechnology	4,697,304	450,556	—	5,147,860
Building Materials	1,374,469	774,432	—	2,148,901
Chemicals	1,270,179	2,674,288	—	3,944,467
Commercial Services	3,033,047	1,830,275	—	4,863,322
Computers	7,308,186	1,268,739	—	8,576,925
Cosmetics/Personal Care	531,924	1,349,540	—	1,881,464
Distribution/Wholesale	414,532	1,011,538	—	1,426,070
Diversified Financial Services	8,428,903	1,028,657	—	9,457,560
Electric	4,580,220	2,192,047	—	6,772,267
Electrical Components & Equipment	546,130	845,102	—	1,391,232
Electronics	1,404,797	1,422,516	—	2,827,313
Energy-Alternate Sources	238,541	87,289	—	325,830
Food	977,239	3,055,592	—	4,032,831
Food Service	248,747	150,597	—	399,344
Healthcare-Products	5,335,813	1,171,077	—	6,506,890
Healthcare-Services	5,703,829	657,311	0	6,361,140
Housewares	181,408	—	—	181,408
Insurance	5,939,878	3,754,360	—	9,694,238
Internet	14,694,964	855,212	—	15,550,176
Iron/Steel	—	230,921	19	230,940
Leisure Time	193,663	104,693	—	298,356
Lodging	1,978,555	108,261	—	2,086,816
Machinery-Diversified	3,733,192	2,447,809	—	6,181,001
Media	1,266,999	219,354	—	1,486,353
Metal Fabricate/Hardware	146,572	70,567	—	217,139
Mining	209,566	2,498,809	—	2,708,375
Miscellaneous Manufacturing	4,583,809	460,036	—	5,043,845
Office/Business Equipment	164,834	162,904	—	327,738
Oil & Gas	6,675,076	4,914,652	—	11,589,728
Oil & Gas Services	1,639,961	—	—	1,639,961
Packaging & Containers	468,453	26,912	—	495,365
Pharmaceuticals	11,329,052	7,793,050	—	19,122,102
Pipelines	1,049,880	26,520	—	1,076,400
Private Equity	485,776	160,405	—	646,181
Real Estate	258,718	573,034	—	831,752
REITS	5,586,838	583,301	—	6,170,139
Retail	9,436,727	816,246	—	10,252,973
Semiconductors	9,523,912	3,069,405	—	12,593,317
Software	12,681,771	653,745	—	13,335,516
Telecommunications	2,709,733	1,468,997	—	4,178,730
Transportation	2,735,009	1,351,094	—	4,086,103
Other Industries	—	6,791,263	—	6,791,263
Preferred Stocks	—	3,869	—	3,869
Corporate Bonds & Notes	—	65,943,892	—	65,943,892
Asset Backed Securities	—	17,951,330	—	17,951,330
Collateralized Mortgage Obligations	—	11,946,040	—	11,946,040
U.S. Government & Agency Obligations	—	41,733,607	—	41,733,607
Foreign Government Obligations	—	1,153,715	—	1,153,715
Municipal Securities	—	593,233	—	593,233
Unaffiliated Investment Companies	225,067	—	—	225,067

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2022— (unaudited) — (continued)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Short-Term Investments:
Unaffiliated Investment Companies	$8,326,006	$—	$—	$8,326,006
Other Short-Term Investments	—	9,225,631	—	9,225,631
Total Investments at Value	$173,800,398	$227,597,997	$19	$401,398,414
Other Financial Instruments:†
Futures Contracts	$3,010,869	$39,700	$—	$3,050,569
Forward Foreign Currency Contracts	—	86,152	—	86,152
Total Other Financial Instruments	$3,010,869	$125,852	$—	$3,136,721
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$4,306,201	$49,470	$—	$4,355,671
Forward Foreign Currency Contracts	—	71,756	—	71,756
Total Other Financial Instruments	$4,306,201	$121,226	$—	$4,427,427
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
Level 3 investments in securities were not considered a significant portion of the Portfolio's net assets.
See Notes to Portfolio of Investments

SunAmerica Series Trust SA JPMorgan Emerging Markets Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2022— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 96.6%
Bermuda — 1.8%
Brilliance China Automotive Holdings, Ltd.†	1,118,000	$ 481,402
China Resources Gas Group, Ltd.	142,800	365,766
Credicorp, Ltd.	11,699	1,712,266
Kunlun Energy Co., Ltd.	888,000	530,625
		3,090,059
Brazil — 9.1%
Ambev SA ADR	472,087	1,435,144
Atacadao SA	149,544	563,377
Banco do Brasil SA	256,349	1,837,197
BB Seguridade Participacoes SA	205,371	1,180,421
Centrais Eletricas Brasileiras SA (Preference Shares)	58,426	603,092
Cia Energetica de Minas Gerais ADR	436,679	956,327
EDP - Energias do Brasil SA	213,737	954,586
Gerdau SA (Preference Shares)†	103,935	518,116
Lojas Renner SA	109,969	657,834
Marfrig Global Foods SA	152,138	315,144
Petroleo Brasileiro SA (Preference Shares)	535,275	3,089,062
Raia Drogasil SA	155,531	792,183
Sao Martinho SA†	114,666	598,692
Sendas Distribuidora SA	155,353	596,089
SLC Agricola SA	77,251	687,191
TIM SA	237,745	607,537
		15,391,992
Cayman Islands — 10.8%
Alibaba Group Holding, Ltd.†	499,108	3,973,635
Bosideng International Holdings, Ltd.	1,584,000	682,959
JD Logistics, Inc.*†	276,400	386,089
JD.com, Inc., Class A	145,950	2,725,309
KE Holdings, Inc. ADR†	46,035	468,636
Longfor Group Holdings, Ltd.*	299,500	381,698
Meituan, Class B*†	79,700	1,267,810
NetEase, Inc.	159,000	1,769,096
SITC International Holdings Co., Ltd.	201,000	329,567
Tencent Holdings, Ltd.	175,000	4,591,959
Want Want China Holdings, Ltd.	775,000	508,952
WH Group, Ltd.*	773,000	389,997
Wuxi Biologics Cayman, Inc.*†	162,500	735,151
		18,210,858
Chile — 0.9%
Banco de Chile	5,680,771	513,263
Banco Santander Chile ADR	37,493	541,024
Cencosud SA	358,031	481,454
		1,535,741
China — 13.3%
Bank of Jiangsu Co, Ltd.	828,100	784,375
China Construction Bank Corp.	5,381,000	2,859,324
China Merchants Energy Shipping Co., Ltd., Class A†	519,900	496,382
China Railway Group, Ltd.	1,459,000	633,365
China Resources Sanjiu Medical & Pharmaceutical Co., Ltd.	118,500	885,811
China State Construction Engineering Corp., Ltd.	1,247,336	811,955
China Yangtze Power Co., Ltd., Class A†	270,600	751,307
Security Description	Shares or Principal Amount	Value

China (continued)
Chongqing Fuling Zhacai Group Co., Ltd., Class A	198,700	$ 613,063
ENN Natural Gas Co., Ltd., Class A	304,900	646,829
Fangda Special Steel Technology Co., Ltd., Class A	1,223,200	955,415
Guangzhou Automobile Group Co., Ltd.	1,574,000	958,829
Haier Smart Home Co., Ltd.	579,000	1,449,368
Hubei Xingfa Chemicals Group Co., Ltd., Class A	102,300	395,490
Inner Mongolia Yili Industrial Group Co., Ltd., Class A	114,300	395,150
Kweichow Moutai Co, Ltd.	5,400	999,677
Nongfu Spring Co., Ltd.*	98,400	494,696
PetroChina Co., Ltd.	3,818,000	1,459,545
PICC Property & Casualty Co., Ltd.	2,100,000	1,937,366
Poly Developments and Holdings Group., Ltd., Class A	346,700	655,502
TBEA Co., Ltd., Class A	382,300	1,069,762
Tongwei Co., Ltd. Class A	157,200	934,744
Xiamen Xiangyu Co., Ltd.†	418,600	566,758
YTO Express Group Co., Ltd., Class A	258,000	666,864
Zhuhai Huafa Properties Co., Ltd., Class A	396,800	463,743
Zhuzhou CRRC Times Electric Co, Ltd.	114,400	496,423
		22,381,743
Colombia — 0.3%
Ecopetrol SA ADR	49,820	491,225
Czech Republic — 0.4%
CEZ AS	18,301	598,513
Greece — 0.7%
Hellenic Telecommunications Organization SA	40,051	629,676
OPAP SA	40,757	499,557
		1,129,233
Hong Kong — 1.1%
China Resources Pharmaceutical Group, Ltd.*	796,000	536,651
Lenovo Group, Ltd.	1,662,000	1,324,263
		1,860,914
Hungary — 0.3%
MOL Hungarian Oil & Gas PLC	89,953	540,287
India — 8.5%
HDFC Bank, Ltd. ADR	77,881	4,852,765
ICICI Bank, Ltd. ADR	161,034	3,549,189
Infosys, Ltd. ADR	27,348	512,228
Reliance Industries, Ltd. GDR*	87,211	5,324,232
		14,238,414
Indonesia — 1.5%
Astra International Tbk PT	1,814,300	771,891
Telkom Indonesia Persero Tbk PT	6,274,000	1,769,404
		2,541,295
Malaysia — 1.5%
CIMB Group Holdings Bhd	783,700	914,792

SunAmerica Series Trust SA JPMorgan Emerging Markets Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Malaysia (continued)
Kuala Lumpur Kepong Bhd	103,500	$ 474,480
Petronas Chemicals Group Bhd	630,700	1,163,808
		2,553,080
Mexico — 6.8%
America Movil SAB de CV, Series L ADR	134,810	2,535,776
Arca Continental SAB de CV	144,817	1,183,066
Gruma SAB de CV, Class B	58,338	673,244
Grupo Aeroportuario del Pacifico SAB de CV, Class B	50,736	786,942
Grupo Aeroportuario del Sureste SAB de CV, Class B	43,911	1,030,500
Grupo Financiero Banorte SAB de CV, Class O	296,376	2,412,683
Orbia Advance Corp SAB de CV	285,781	480,749
Sitios Latinoamerica SAB de CV†	2,050	607
Wal-Mart de Mexico SAB de CV	593,377	2,292,287
		11,395,854
Panama — 0.4%
Copa Holdings SA, Class A†	8,401	632,007
Poland — 1.0%
Bank Polska Kasa Opieki SA	47,263	775,314
Dino Polska SA*†	8,179	534,364
Powszechny Zaklad Ubezpieczen SA	79,245	444,432
		1,754,110
Qatar — 1.0%
Industries Qatar QSC	175,210	758,895
Qatar Islamic Bank SAQ	135,329	905,669
		1,664,564
Russia — 0.0%
Gazprom PJSC (1)(2)	430,348	0
Magnitogorsk Iron & Steel Works PJSC(1)(2)	731,991	0
Sberbank Of Russia PJSC ADR(1)(2)	426,432	0
Severstal PAO GDR(1)(2)	23,993	0
		0
Saudi Arabia — 0.9%
Etihad Etisalat Co.	55,644	542,559
SABIC Agri-Nutrients Co.	11,648	491,643
Sahara International Petrochemical Co.	43,370	467,571
		1,501,773
South Africa — 6.1%
Absa Group, Ltd.	89,387	972,600
African Rainbow Minerals, Ltd.	43,482	612,623
Bidvest Group, Ltd.	45,601	527,545
Clicks Group, Ltd.	61,136	1,036,137
FirstRand, Ltd.	667,115	2,338,912
Gold Fields, Ltd. ADR	73,719	580,906
Mr. Price Group, Ltd.	55,110	531,962
MTN Group, Ltd.	112,519	796,673
Sanlam, Ltd.	190,705	555,054
Shoprite Holdings, Ltd.	103,899	1,323,619
Truworths International, Ltd.	166,858	474,799
Vodacom Group, Ltd.	78,529	535,778
		10,286,608
Security Description	Shares or Principal Amount	Value

South Korea — 16.7%
BGF retail Co., Ltd.	5,055	$ 661,056
Hana Financial Group, Inc.	77,047	2,225,406
Hite Jinro Co., Ltd.	23,931	430,084
Hyundai Glovis Co., Ltd.	4,217	513,870
Industrial Bank of Korea	143,179	1,048,865
Kia Corp.	41,868	1,944,663
Korea Gas Corp.	19,583	477,683
LG Chem, Ltd.	3,711	1,626,126
LG Innotek Co., Ltd.	2,645	548,130
Orion Corp.	7,255	516,331
Pan Ocean Co., Ltd.†	116,352	350,173
POSCO Holdings, Inc.	10,358	1,807,552
Samsung Electro-Mechanics Co., Ltd.	12,269	1,038,308
Samsung Electronics Co., Ltd.	201,696	8,387,226
Samsung Fire & Marine Insurance Co., Ltd.	4,067	570,421
Shinhan Financial Group Co., Ltd.†	84,059	2,138,587
SK Hynix, Inc.	41,099	2,378,579
SK Telecom Co., Ltd.	14,926	524,443
S-Oil Corp.	14,468	877,747
		28,065,250
Taiwan — 9.4%
ASE Technology Holding Co., Ltd.	403,000	1,001,317
Compeq Manufacturing Co., Ltd.	343,000	463,303
Fubon Financial Holding Co., Ltd.	529,745	835,148
Gold Circuit Electronics, Ltd.	185,000	489,500
Largan Precision Co., Ltd.	14,000	799,859
Lite-On Technology Corp.	312,000	618,271
Primax Electronics, Ltd.	261,000	436,939
Taiwan Semiconductor Manufacturing Co., Ltd.	700,000	8,423,870
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	36,372	2,238,697
Uni-President Enterprises Corp.	246,000	499,023
		15,805,927
Thailand — 1.7%
Krung Thai Bank PCL	2,033,500	935,004
PTT Exploration & Production PCL	399,600	1,895,108
		2,830,112
United Arab Emirates — 1.3%
Aldar Properties PJSC	447,792	527,013
Dubai Islamic Bank PJSC	359,020	568,649
Emaar Properties PJSC	321,506	530,868
Fertiglobe PLC	395,395	548,070
		2,174,600

SunAmerica Series Trust SA JPMorgan Emerging Markets Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United Kingdom — 1.1%
Airtel Africa PLC*	342,927	$ 444,780
Anglo American PLC	47,335	1,415,992
		1,860,772
Total Long-Term Investment Securities (cost $206,814,864)		162,534,931
TOTAL INVESTMENTS (cost $206,814,864)	96.6%	162,534,931
Other assets less liabilities	3.4	5,680,365
NET ASSETS	100.0%	$168,215,296
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA JPMorgan Emerging Markets Portfolio has no right to demand registration of these securities. At October 31, 2022, the aggregate value of these securities was $10,495,468 representing 6.2% of net assets.
(1)	Securities classified as Level 3 (see Note 1).
(2)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of October 31, 2022, the Portfolio held the following restricted securities:
Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
Gazprom PJSC
	06/09/2021	374,246	$1,432,145
Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks (continued)
	07/02/2021	8,678	$33,851
	10/01/2021	24,410	121,717
	02/17/2022	23,014	100,173
		430,348	1,687,886	$0	$0.00	0.00%
Magnitogorsk Iron & Steel Works PJSC
	10/30/2020	139,017	65,335
	02/10/2021	530,190	371,377
	07/02/2021	16,466	13,394
	10/01/2021	46,318	44,362
		731,991	494,468	0	0.00	0.00
Sberbank Of Russia PJSC ADR
	10/14/2020	29,436	78,714
	11/12/2020	225,668	743,300
	07/02/2021	10,140	42,670
	10/01/2021	26,632	123,362
	11/24/2021	110,652	475,844
	02/17/2022	23,904	84,946
		426,432	1,548,836	0	0.00	0.00
Severstal PAO GDR
	08/20/2019	1,308	18,680
	03/27/2020	1,319	13,921
	04/06/2020	2,134	24,583
	10/30/2020	16,522	223,848
	07/02/2021	711	15,231
	10/01/2021	1,999	41,360
		23,993	337,623	0	0.00	0.00
				$0		0.00%
ADR—American Depositary Receipt
GDR—Global Depositary Receipt

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
103	Long	SGX Nifty 50 Index	November 2022	$3,678,154	$3,720,463	$42,309
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
Industry Allocation*
Banks	18.9%
Semiconductors	13.3
Oil & Gas	8.4
Internet	7.5

SunAmerica Series Trust SA JPMorgan Emerging Markets Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2022— (unaudited) — (continued)

Industry Allocation* (continued)
Retail	5.1%
Telecommunications	5.0
Food	3.7
Chemicals	3.4
Beverages	2.7
Insurance	2.4
Electric	2.4
Auto Manufacturers	2.1
Engineering & Construction	2.0
Transportation	1.9
Real Estate	1.8
Mining	1.5
Iron/Steel	1.4
Computers	1.3
Home Furnishings	1.3
Electronics	1.2
Software	1.1
Electrical Components & Equipment	0.9
Gas	0.9
Energy - Alternate Sources	0.8
Pharmaceuticals	0.8
Diversified Financial Services	0.8
Miscellaneous Manufacturing	0.8
Agriculture	0.7
Auto Parts & Equipment	0.6
Distribution/Wholesale	0.5
Healthcare-Services	0.4
Airlines	0.4
Commercial Services	0.3
Entertainment	0.3
96.6%
*	Calculated as a percentage of net assets
The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2022 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Bermuda	$2,193,668	$896,391	$—	$3,090,059
Brazil	15,391,992	—	—	15,391,992
Cayman Islands	468,636	17,742,222	—	18,210,858
Chile	541,024	994,717	—	1,535,741
Colombia	491,225	—	—	491,225
India	14,238,414	—	—	14,238,414
Mexico	11,395,854	—	—	11,395,854
Panama	632,007	—	—	632,007
Russia	—	—	0	0
South Africa	580,906	9,705,702	—	10,286,608
Taiwan	2,238,697	13,567,230	—	15,805,927
Thailand	2,830,112	—	—	2,830,112
Other Countries	—	68,626,134	—	68,626,134
Total Investments at Value	$51,002,535	$111,532,396	$0	$162,534,931
Other Financial Instruments:†
Futures Contracts	$42,309	$—	$—	$42,309
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
Level 3 investments in securities were not considered a significant portion of the Portfolio's net assets.
See Notes to Portfolio of Investments

SunAmerica Series Trust SA JPMorgan Equity-Income Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2022— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 98.5%
Aerospace/Defense — 5.4%
General Dynamics Corp.	87,695	$ 21,906,211
Northrop Grumman Corp.	20,216	11,098,786
Raytheon Technologies Corp.	283,511	26,882,513
		59,887,510
Agriculture — 1.8%
Philip Morris International, Inc.	217,846	20,009,155
Banks — 9.0%
Bank of America Corp.	637,964	22,992,223
Citigroup, Inc.	213,012	9,768,730
Morgan Stanley	227,127	18,663,026
Northern Trust Corp.	33,588	2,833,148
PNC Financial Services Group, Inc.	105,045	16,999,432
Truist Financial Corp.	186,142	8,337,300
US Bancorp	199,512	8,469,284
Wells Fargo & Co.	269,177	12,379,450
		100,442,593
Beverages — 2.0%
Coca-Cola Co.	187,619	11,228,997
PepsiCo, Inc.	60,622	11,007,743
		22,236,740
Biotechnology — 0.6%
Amgen, Inc.	26,034	7,038,292
Chemicals — 3.1%
Air Products and Chemicals, Inc.	79,067	19,798,377
PPG Industries, Inc.	130,967	14,953,812
		34,752,189
Computers — 2.0%
Accenture PLC, Class A	17,601	4,996,924
Apple, Inc.	23,858	3,658,386
International Business Machines Corp.	64,057	8,858,442
Seagate Technology Holdings PLC	95,845	4,759,663
		22,273,415
Cosmetics/Personal Care — 1.2%
Procter & Gamble Co.	96,885	13,047,503
Diversified Financial Services — 6.7%
American Express Co.	86,865	12,895,109
BlackRock, Inc.	29,537	19,078,244
Capital One Financial Corp.	93,950	9,960,579
Charles Schwab Corp.	139,132	11,084,646
CME Group, Inc.	83,186	14,416,134
T. Rowe Price Group, Inc.	60,606	6,433,933
		73,868,645
Electric — 4.2%
CMS Energy Corp.	124,417	7,097,990
Dominion Energy, Inc.	87,923	6,151,972
NextEra Energy, Inc.	223,216	17,299,240
Public Service Enterprise Group, Inc.	91,945	5,155,356
Xcel Energy, Inc.	172,833	11,253,157
		46,957,715
Environmental Control — 0.5%
Republic Services, Inc.	45,941	6,092,695
Security Description	Shares or Principal Amount	Value

Food — 3.0%
Mondelez International, Inc., Class A	244,574	$ 15,036,409
Sysco Corp.	209,182	18,106,794
		33,143,203
Healthcare-Products — 2.3%
Abbott Laboratories	88,994	8,805,067
Medtronic PLC	192,745	16,834,348
		25,639,415
Healthcare-Services — 2.8%
UnitedHealth Group, Inc.	56,417	31,319,898
Insurance — 5.2%
Arthur J. Gallagher & Co.	51,443	9,623,957
Chubb, Ltd.	67,754	14,559,657
Hartford Financial Services Group, Inc.	126,581	9,165,730
Marsh & McLennan Cos., Inc.	26,173	4,226,678
MetLife, Inc.	158,162	11,579,040
Progressive Corp.	66,868	8,585,851
		57,740,913
Machinery-Diversified — 2.6%
Deere & Co.	33,047	13,080,664
Dover Corp.	118,008	15,422,465
		28,503,129
Media — 1.6%
Comcast Corp., Class A	552,699	17,542,666
Miscellaneous Manufacturing — 2.1%
Eaton Corp. PLC	81,353	12,208,645
Parker-Hannifin Corp.	38,975	11,326,914
		23,535,559
Oil & Gas — 9.7%
Chevron Corp.	77,030	13,934,727
ConocoPhillips	295,648	37,278,256
EOG Resources, Inc.	161,503	22,048,390
Exxon Mobil Corp.	311,457	34,512,550
		107,773,923
Pharmaceuticals — 13.4%
AbbVie, Inc.	124,818	18,273,355
AmerisourceBergen Corp.	55,761	8,766,744
Becton Dickinson and Co.	39,580	9,339,693
Bristol-Myers Squibb Co.	402,962	31,217,466
Cigna Corp.	44,583	14,402,984
CVS Health Corp.	203,286	19,251,184
Eli Lilly & Co.	28,853	10,447,383
Johnson & Johnson	130,452	22,694,735
Merck & Co., Inc.	48,711	4,929,553
Pfizer, Inc.	203,253	9,461,427
		148,784,524
REITS — 2.1%
Alexandria Real Estate Equities, Inc.	26,120	3,795,236
AvalonBay Communities, Inc.	27,468	4,810,196
Boston Properties, Inc.	43,477	3,160,778
Prologis, Inc.	72,883	8,071,792
Ventas, Inc.	94,718	3,706,316
		23,544,318
Retail — 8.0%
Advance Auto Parts, Inc.	52,850	10,037,272

SunAmerica Series Trust SA JPMorgan Equity-Income Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Retail (continued)
Best Buy Co., Inc.	84,443	$ 5,776,746
Home Depot, Inc.	52,537	15,557,782
McDonald's Corp.	61,827	16,857,750
Starbucks Corp.	104,625	9,059,479
TJX Cos., Inc.	237,286	17,108,320
Walmart, Inc.	102,004	14,518,229
		88,915,578
Semiconductors — 3.9%
Analog Devices, Inc.	128,894	18,382,862
Lam Research Corp.	6,049	2,448,514
NXP Semiconductors NV	72,044	10,524,188
Texas Instruments, Inc.	71,055	11,413,565
		42,769,129
Software — 1.2%
Fidelity National Information Services, Inc.	26,648	2,211,517
Microsoft Corp.	48,844	11,338,158
		13,549,675
Security Description	Shares or Principal Amount	Value

Telecommunications — 1.3%
Corning, Inc.	228,209	$ 7,341,483
Verizon Communications, Inc.	186,732	6,978,175
		14,319,658
Transportation — 2.8%
Norfolk Southern Corp.	61,413	14,006,463
United Parcel Service, Inc., Class B	100,492	16,859,543
		30,866,006
TOTAL INVESTMENTS (cost $824,534,882)	98.5%	1,094,554,046
Other assets less liabilities	1.5	16,499,676
NET ASSETS	100.0%	$1,111,053,722

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2022 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$1,094,554,046	$—	$—	$1,094,554,046
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Portfolio of Investments

SunAmerica Series Trust SA JPMorgan Global Equities Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2022— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 99.6%
Australia — 1.2%
BHP Group, Ltd. (ASX)	89,349	$ 2,139,357
Metcash, Ltd.	385,061	1,010,139
South32, Ltd.	181,720	415,189
		3,564,685
Bermuda — 0.1%
Essent Group, Ltd.	7,589	300,373
Canada — 3.3%
Bank of Montreal	3,418	314,842
Celestica, Inc.†	44,466	487,956
George Weston, Ltd.	14,236	1,566,916
Loblaw Cos., Ltd.	21,373	1,751,132
National Bank of Canada	37,333	2,541,938
Royal Bank of Canada	31,596	2,923,386
		9,586,170
Cayman Islands — 0.4%
SITC International Holdings Co., Ltd.	713,000	1,169,063
Denmark — 1.8%
Carlsberg A/S, Class B	7,829	921,837
D/S Norden A/S	6,443	333,711
Novo Nordisk A/S, Class B	17,448	1,896,166
Scandinavian Tobacco Group A/S*	117,212	1,963,654
		5,115,368
France — 3.1%
BNP Paribas SA	25,136	1,177,568
Capgemini SE	9,082	1,490,103
LVMH Moet Hennessy Louis Vuitton SE	4,068	2,566,403
Schneider Electric SE	10,830	1,370,590
TotalEnergies SE	46,229	2,526,427
		9,131,091
Germany — 1.5%
Allianz SE	7,093	1,277,002
Dr. Ing. h.c. F. Porsche AG (Preference Shares)†	12,119	1,239,578
Mercedes-Benz Group AG	13,055	756,031
RWE AG	26,197	1,009,698
		4,282,309
Ireland — 3.0%
Accenture PLC, Class A	9,365	2,658,723
Eaton Corp. PLC	15,468	2,321,283
Linde PLC	4,460	1,326,181
Medtronic PLC	11,414	996,899
Trane Technologies PLC	9,374	1,496,372
		8,799,458
Italy — 0.3%
Azimut Holding SpA	19,272	310,940
Intesa Sanpaolo SpA	294,448	562,233
		873,173
Japan — 5.4%
Arcs Co., Ltd.	19,000	253,089
Dentsu Group, Inc.	37,300	1,161,854
ITOCHU Corp.	59,900	1,549,539
Kamigumi Co., Ltd.	33,300	632,192
KDDI Corp.	54,700	1,615,217
Marubeni Corp.	30,000	262,705
Security Description	Shares or Principal Amount	Value

Japan (continued)
Meitec Corp.	77,100	$ 1,300,134
NGK Spark Plug Co., Ltd.	16,600	302,394
Nippon Telegraph & Telephone Corp.	58,300	1,604,834
ORIX Corp.	88,800	1,300,427
Sankyo Co., Ltd.	13,200	434,603
SCREEN Holdings Co., Ltd.	4,000	219,152
Shimamura Co., Ltd.	4,900	396,390
Sony Group Corp.	18,500	1,252,684
Sumitomo Mitsui Financial Group, Inc.	30,100	844,459
T&D Holdings, Inc.	50,300	495,978
Tokio Marine Holdings, Inc.	42,000	758,750
Tokyo Tatemono Co., Ltd.	80,900	1,112,162
Tsubakimoto Chain Co.†	11,300	241,901
		15,738,464
Jersey — 0.3%
Glencore PLC	145,020	828,864
Netherlands — 4.0%
Adyen NV*†	267	382,482
ASML Holding NV	4,435	2,090,738
ASR Nederland NV	19,613	863,437
CNH Industrial NV	90,184	1,166,228
ING Groep NV	97,080	953,547
Koninklijke Ahold Delhaize NV	81,136	2,264,237
NN Group NV	24,543	1,038,298
NXP Semiconductors NV	9,276	1,355,038
Stellantis NV	122,351	1,647,343
		11,761,348
Norway — 0.6%
Equinor ASA	47,540	1,731,725
Singapore — 0.4%
United Overseas Bank, Ltd.	54,500	1,068,389
Spain — 0.1%
Iberdrola SA	28,201	286,472
Switzerland — 3.3%
Kuehne & Nagel International AG	4,527	963,855
Nestle SA	30,493	3,318,900
Roche Holding AG (NES)	8,028	2,668,114
UBS Group AG	62,320	986,715
Zurich Insurance Group AG	4,269	1,820,214
		9,757,798
United Kingdom — 5.6%
AstraZeneca PLC	23,825	2,795,160
BP PLC	572,642	3,176,871
Diageo PLC	42,516	1,752,768
Imperial Brands PLC	53,902	1,312,279
Legal & General Group PLC	359,131	957,975
NatWest Group PLC	556,441	1,494,279
Rio Tinto PLC	30,693	1,596,966
Shell PLC	109,263	3,028,562
Tronox Holdings PLC	26,085	313,020
		16,427,880
United States — 65.2%
AbbVie, Inc.	26,448	3,871,987
Agilent Technologies, Inc.	19,949	2,759,944
Airbnb, Inc., Class A†	5,685	607,783
Allison Transmission Holdings, Inc.	29,817	1,259,768
Alphabet, Inc., Class C†	93,380	8,839,351

SunAmerica Series Trust SA JPMorgan Global Equities Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United States (continued)
Amazon.com, Inc.†	69,080	$ 7,076,555
Ameriprise Financial, Inc.	3,013	931,379
Amgen, Inc.	3,735	1,009,757
Apple, Inc.	95,582	14,656,544
Applied Materials, Inc.	17,440	1,539,778
Aramark	35,223	1,285,640
Asbury Automotive Group, Inc.†	1,693	267,071
Atlassian Corp., Class A†	1,110	225,030
AutoNation, Inc.†	9,598	1,020,363
Bank of America Corp.	78,068	2,813,571
Bath & Body Works, Inc.	13,713	457,740
Berry Global Group, Inc.†	33,918	1,605,000
BorgWarner, Inc.	7,874	295,511
Box, Inc., Class A†	42,800	1,243,340
Bristol-Myers Squibb Co.	47,092	3,648,217
Brunswick Corp.	4,939	349,039
Builders FirstSource, Inc.†	18,771	1,157,420
Cadence Design Systems, Inc.†	16,163	2,446,917
CF Industries Holdings, Inc.	8,029	853,162
Cigna Corp.	5,769	1,863,733
Coca-Cola Co.	23,816	1,425,388
CommVault Systems, Inc.†	4,841	294,769
ConocoPhillips	17,426	2,197,244
Coterra Energy, Inc.	46,111	1,435,435
CSX Corp.	57,804	1,679,784
Datadog, Inc., Class A†	2,021	162,711
Deere & Co.	4,988	1,974,350
Dell Technologies, Inc., Class C	28,998	1,113,523
Dropbox, Inc., Class A†	23,026	500,816
eBay, Inc.	29,999	1,195,160
Elevance Health, Inc.	6,274	3,430,435
Eli Lilly & Co.	9,566	3,463,753
Enphase Energy, Inc.†	990	303,930
EOG Resources, Inc.	6,420	876,458
Equitable Holdings, Inc.	38,786	1,187,627
Expedia Group, Inc.†	5,459	510,253
Exxon Mobil Corp.	31,826	3,526,639
Freeport-McMoRan, Inc.	36,797	1,166,097
Gartner, Inc.†	2,221	670,564
Gen Digital, Inc.	50,775	1,143,961
General Mills, Inc.	17,584	1,434,503
GoDaddy, Inc., Class A†	3,761	302,384
H&R Block, Inc.	26,850	1,104,878
Hartford Financial Services Group, Inc.	4,340	314,259
Hologic, Inc.†	19,459	1,319,320
Home Depot, Inc.	10,079	2,984,694
Ironwood Pharmaceuticals, Inc.†	102,731	1,123,877
Laboratory Corp. of America Holdings	6,008	1,332,935
Lam Research Corp.	4,362	1,765,650
Lantheus Holdings, Inc.†	15,575	1,152,394
Lear Corp.	8,907	1,235,490
Louisiana-Pacific Corp.	19,132	1,083,828
LPL Financial Holdings, Inc.	9,393	2,401,321
Mastercard, Inc., Class A	10,807	3,546,641
McKesson Corp.	7,270	2,830,720
Meta Platforms, Inc., Class A†	11,106	1,034,635
Microsoft Corp.	52,200	12,117,186
Morgan Stanley	33,232	2,730,674
Mr. Cooper Group, Inc.†	27,363	1,080,565
Murphy USA, Inc.	1,397	439,371
NetApp, Inc.	16,546	1,146,141
Security Description	Shares or Principal Amount	Value

United States (continued)
Neurocrine Biosciences, Inc.†	3,224	$ 371,147
NextEra Energy, Inc.	33,609	2,604,698
NIKE, Inc., Class B	13,077	1,211,976
NVIDIA Corp.	23,455	3,165,721
Old Dominion Freight Line, Inc.	4,938	1,355,975
Oracle Corp.	26,775	2,090,324
Palo Alto Networks, Inc.†	11,739	2,014,295
Penske Automotive Group, Inc.	3,527	393,684
Pfizer, Inc.	86,095	4,007,722
Philip Morris International, Inc.	21,096	1,937,668
Pioneer Natural Resources Co.	4,838	1,240,512
Procter & Gamble Co.	28,657	3,859,238
Progress Software Corp.	7,980	407,219
Prologis, Inc.	15,153	1,678,195
QUALCOMM, Inc.	15,107	1,777,490
Qualys, Inc.†	1,954	278,562
QuidelOrtho Corp.†	5,588	501,914
Regeneron Pharmaceuticals, Inc.†	1,189	890,264
SBA Communications Corp.	2,252	607,815
SeaWorld Entertainment, Inc.†	4,956	288,241
Shockwave Medical, Inc.†	2,802	821,406
Targa Resources Corp.	23,704	1,620,643
Tesla, Inc.†	13,209	3,005,576
T-Mobile US, Inc.†	21,209	3,214,436
United Rentals, Inc.†	7,606	2,401,290
United Therapeutics Corp.†	4,897	1,128,905
UnitedHealth Group, Inc.	9,675	5,371,076
Vertex Pharmaceuticals, Inc.†	1,710	533,520
Visa, Inc., Class A	15,612	3,234,182
VMware, Inc., Class A	6,168	694,085
Voya Financial, Inc.	27,256	1,863,220
Wells Fargo & Co.	66,664	3,065,877
Westlake Corp.	2,455	237,276
WillScot Mobile Mini Holdings Corp.†	6,580	279,847
		190,978,962
Total Long-Term Investment Securities (cost $258,872,113)		291,401,592

SunAmerica Series Trust SA JPMorgan Global Equities Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
REPURCHASE AGREEMENTS — 0.2%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.83% dated 10/31/2022, to be repurchased 11/01/2022 in the amount of $654,503 and collateralized by $398,900 of United States Treasury Notes, bearing interest at 0.38% due 04/30/2025 and by $251,500 of United States Treasury Inflation Indexed Notes, bearing interest at 0.13% due 07/15/2024 and having an approximate value of $667,635 (cost $654,488)	$654,488	$ 654,488
TOTAL INVESTMENTS (cost $259,526,601)	99.8%	292,056,080
Other assets less liabilities	0.2	691,776
NET ASSETS	100.0%	$292,747,856
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA JPMorgan Global Equities Portfolio has no right to demand registration of these securities. At October 31, 2022, the aggregate value of these securities was $2,346,136 representing 0.8% of net assets.
ASX—Australian Stock Exchange
NES—Non-voting Equity Securities

Industry Allocation*
Pharmaceuticals	9.8%
Internet	7.8
Banks	7.4
Computers	7.3
Software	6.8
Oil & Gas	6.7
Diversified Financial Services	4.3
Semiconductors	4.0
Food	4.0
Insurance	3.6
Healthcare-Services	3.5
Auto Manufacturers	2.3
Telecommunications	2.2
Transportation	2.1
Mining	2.0
Retail	2.0
Agriculture	1.9
Healthcare-Products	1.7
Commercial Services	1.6
Beverages	1.4
Electric	1.4
Cosmetics/Personal Care	1.3
Miscellaneous Manufacturing	1.3
Apparel	1.3
Biotechnology	1.2
Electronics	1.2
Machinery-Diversified	1.2
Auto Parts & Equipment	1.0
Chemicals	1.0
REITS	0.8
Building Materials	0.8
Distribution/Wholesale	0.6
Pipelines	0.6

SunAmerica Series Trust SA JPMorgan Global Equities Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2022— (unaudited) — (continued)

Industry Allocation* (continued)
Packaging & Containers	0.5%
Electrical Components & Equipment	0.5
Engineering & Construction	0.4
Food Service	0.4
Home Furnishings	0.4
Advertising	0.4
Real Estate	0.4
Entertainment	0.3
Repurchase Agreements	0.2
Leisure Time	0.1
Energy-Alternate Sources	0.1
99.8%
*	Calculated as a percentage of net assets
The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2022 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Bermuda	$300,373	$—	$—	$300,373
Canada	9,586,170	—	—	9,586,170
Germany	1,239,578	3,042,731	—	4,282,309
Ireland	8,799,458	—	—	8,799,458
Netherlands	1,355,038	10,406,310	—	11,761,348
United Kingdom	313,020	16,114,860	—	16,427,880
United States	190,978,962	—	—	190,978,962
Other Countries	—	49,265,092	—	49,265,092
Repurchase Agreements	—	654,488	—	654,488
Total Investments at Value	$212,572,599	$79,483,481	$—	$292,056,080
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Portfolio of Investments

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2022— (unaudited)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES — 32.1%
Aerospace/Defense — 0.7%
Airbus SE
3.15%, 04/10/2027*	$ 245,000	$ 224,103
3.95%, 04/10/2047*	150,000	112,685
BAE Systems PLC
1.90%, 02/15/2031*	479,000	358,720
3.00%, 09/15/2050*	231,000	141,025
Boeing Co.
1.17%, 02/04/2023	350,000	346,551
2.20%, 02/04/2026	3,651,000	3,226,370
2.75%, 02/01/2026	278,000	250,715
3.25%, 03/01/2028	429,000	367,258
4.88%, 05/01/2025	265,000	258,586
5.04%, 05/01/2027	170,000	163,854
5.15%, 05/01/2030	1,317,000	1,216,887
5.71%, 05/01/2040	1,195,000	1,036,698
5.81%, 05/01/2050	821,000	706,107
L3Harris Technologies, Inc.
1.80%, 01/15/2031	410,000	306,054
4.85%, 04/27/2035	200,000	178,896
Northrop Grumman Corp.
3.85%, 04/15/2045	51,000	38,636
Raytheon Technologies Corp.
3.20%, 03/15/2024	105,000	102,213
3.75%, 11/01/2046	225,000	164,702
4.15%, 05/15/2045	296,000	232,252
4.35%, 04/15/2047	50,000	40,222
4.50%, 06/01/2042	225,000	191,237
TransDigm, Inc.
4.63%, 01/15/2029	2,345,000	1,996,838
		11,660,609
Agriculture — 0.5%
Altria Group, Inc.
2.45%, 02/04/2032	785,000	557,866
BAT Capital Corp.
2.26%, 03/25/2028	355,000	281,323
3.22%, 08/15/2024	917,000	876,430
3.73%, 09/25/2040	240,000	151,099
4.39%, 08/15/2037	495,000	358,549
4.54%, 08/15/2047	613,000	395,942
4.74%, 03/16/2032	3,067,000	2,571,660
BAT International Finance PLC
1.67%, 03/25/2026	270,000	231,890
4.45%, 03/16/2028	2,960,000	2,621,637
Bunge Ltd. Finance Corp.
2.75%, 05/14/2031	805,000	632,139
		8,678,535
Airlines — 0.3%
Air Canada Pass-Through Trust
3.30%, 07/15/2031*	170,173	141,630
3.55%, 07/15/2031*	240,151	185,969
4.13%, 11/15/2026*	246,758	217,741
American Airlines Pass-Through Trust
3.00%, 04/15/2030	111,211	95,096
3.70%, 04/01/2028	201,506	169,956
British Airways Pass-Through Trust
3.30%, 06/15/2034*	356,885	297,542
3.80%, 03/20/2033*	243,742	217,676
4.13%, 03/20/2033*	327,428	269,847
Security Description	Shares or Principal Amount	Value

Airlines (continued)
Continental Airlines Pass-Through Trust
4.00%, 04/29/2026	$ 69,554	$ 64,871
Spirit Airlines Pass-Through Trust
3.38%, 08/15/2031	161,317	136,336
United Airlines Pass-Through Trust
2.70%, 11/01/2033	542,391	429,921
3.10%, 04/07/2030	448,771	345,159
3.50%, 09/01/2031	442,585	372,243
3.65%, 07/07/2027	141,354	124,091
3.70%, 09/01/2031	631,109	498,092
4.00%, 10/11/2027	220,151	198,669
4.15%, 10/11/2025 to 02/25/2033	752,449	688,109
4.55%, 08/25/2031	387,055	312,487
4.60%, 09/01/2027	216,405	195,301
		4,960,736
Auto Manufacturers — 0.4%
General Motors Financial Co., Inc.
1.20%, 10/15/2024	260,000	237,570
2.35%, 01/08/2031	172,000	125,916
2.70%, 06/10/2031	475,000	353,445
3.80%, 04/07/2025	325,000	307,170
4.35%, 01/17/2027	218,000	200,607
Hyundai Capital America
1.15%, 11/10/2022*	754,000	753,352
1.30%, 01/08/2026*	215,000	182,804
1.50%, 06/15/2026*	380,000	316,901
1.80%, 10/15/2025 to 01/10/2028*	685,000	563,444
2.38%, 10/15/2027*	260,000	211,657
3.00%, 02/10/2027*	200,000	173,781
Nissan Motor Co., Ltd.
4.35%, 09/17/2027*	497,000	418,831
Stellantis Finance US, Inc.
2.69%, 09/15/2031*	398,000	283,499
Volkswagen Group of America Finance LLC
1.63%, 11/24/2027*	355,000	284,614
3.20%, 09/26/2026*	1,851,000	1,676,110
3.75%, 05/13/2030*	736,000	622,513
		6,712,214
Auto Parts & Equipment — 0.0%
Lear Corp.
2.60%, 01/15/2032	220,000	160,484
Banks — 7.7%
ABN AMRO Bank NV
2.47%, 12/13/2029*	500,000	388,575
AIB Group PLC
4.26%, 04/10/2025*	270,000	257,487
Australia & New Zealand Banking Group, Ltd.
4.40%, 05/19/2026*	200,000	186,728
Banco Nacional de Panama
2.50%, 08/11/2030*	600,000	431,654
Banco Santander SA
1.72%, 09/14/2027	200,000	163,235
1.85%, 03/25/2026	400,000	341,356
2.75%, 05/28/2025	400,000	362,821
2.75%, 12/03/2030	200,000	138,455
5.15%, 08/18/2025	400,000	384,439

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Banks (continued)
Bangkok Bank PCL
3.73%, 09/25/2034*	$ 2,087,000	$ 1,549,350
Bank of America Corp.
1.66%, 03/11/2027	145,000	125,334
1.90%, 07/23/2031	290,000	215,109
2.57%, 10/20/2032	3,990,000	3,010,220
3.37%, 01/23/2026	200,000	188,505
3.42%, 12/20/2028	2,909,000	2,567,946
3.71%, 04/24/2028	1,000,000	904,649
3.97%, 03/05/2029	1,557,000	1,400,264
4.25%, 10/22/2026	270,000	255,038
4.38%, 04/27/2028	705,000	655,594
5.88%, 03/15/2028(1)	2,572,000	2,213,849
6.10%, 03/17/2025(1)	3,305,000	3,189,325
6.50%, 10/23/2024(1)	2,114,000	2,098,145
Bank of Ireland Group PLC
2.03%, 09/30/2027*	430,000	349,239
6.25%, 09/16/2026*	534,000	515,102
Bank of Montreal
3.80%, 12/15/2032	167,000	143,187
Barclays PLC
1.01%, 12/10/2024	705,000	660,049
2.89%, 11/24/2032	2,322,000	1,644,106
4.97%, 05/16/2029	1,576,000	1,395,869
BNP Paribas SA
1.32%, 01/13/2027*	210,000	176,767
2.16%, 09/15/2029*	933,000	718,421
3.05%, 01/13/2031*	315,000	244,976
BPCE SA
1.00%, 01/20/2026*	570,000	489,259
1.65%, 10/06/2026*	342,000	293,631
2.28%, 01/20/2032*	410,000	289,288
4.50%, 03/15/2025*	2,200,000	2,065,087
4.63%, 07/11/2024*	600,000	571,996
Citigroup, Inc.
2.56%, 05/01/2032	910,000	693,391
2.67%, 01/29/2031	3,715,000	2,954,500
3.06%, 01/25/2033	342,000	266,433
3.20%, 10/21/2026	194,000	176,668
3.52%, 10/27/2028	200,000	177,351
3.67%, 07/24/2028	1,380,000	1,237,830
3.89%, 01/10/2028	800,000	732,376
4.30%, 11/20/2026	540,000	508,660
4.40%, 06/10/2025	190,000	183,949
4.45%, 09/29/2027	53,000	49,193
Citizens Financial Group, Inc.
2.64%, 09/30/2032	94,000	66,848
Commonwealth Bank of Australia
3.31%, 03/11/2041*	250,000	157,037
Cooperatieve Rabobank UA
3.75%, 07/21/2026	485,000	441,083
Credit Agricole SA
1.25%, 01/26/2027*	769,000	647,722
2.81%, 01/11/2041*	345,000	195,865
4.38%, 03/17/2025*	200,000	187,258
Credit Suisse Group AG
2.19%, 06/05/2026*	250,000	210,687
2.59%, 09/11/2025*	608,000	539,938
3.09%, 05/14/2032*	250,000	171,472
3.87%, 01/12/2029*	250,000	199,981
4.28%, 01/09/2028*	250,000	205,081
Security Description	Shares or Principal Amount	Value

Banks (continued)
Danske Bank A/S
1.17%, 12/08/2023*	$ 932,000	$ 926,409
Deutsche Bank AG
2.13%, 11/24/2026	390,000	327,899
2.22%, 09/18/2024	555,000	525,822
2.31%, 11/16/2027	2,717,000	2,168,718
3.70%, 05/30/2024	450,000	430,601
DNB Bank ASA
1.61%, 03/30/2028*	675,000	556,048
Goldman Sachs Group, Inc.
1.95%, 10/21/2027	506,000	429,913
1.99%, 01/27/2032	1,250,000	912,089
2.38%, 07/21/2032	365,000	271,616
2.60%, 02/07/2030	3,000,000	2,385,824
2.64%, 02/24/2028	599,000	517,730
3.27%, 09/29/2025	484,000	459,075
3.69%, 06/05/2028	1,308,000	1,174,909
4.41%, 04/23/2039	530,000	429,632
HSBC Holdings PLC
2.01%, 09/22/2028	600,000	471,530
2.21%, 08/17/2029	415,000	314,356
2.36%, 08/18/2031	580,000	413,098
4.00%, 03/09/2026(1)	1,271,000	991,850
4.29%, 09/12/2026	200,000	184,392
4.70%, 03/09/2031(1)	3,212,000	2,234,557
4.76%, 03/29/2033	600,000	479,699
6.10%, 01/14/2042	230,000	213,421
7.34%, 11/03/2026	567,000	568,570
ING Groep NV
1.73%, 04/01/2027	225,000	191,589
JPMorgan Chase & Co.
2.55%, 11/08/2032	3,529,000	2,663,176
2.96%, 05/13/2031	1,708,000	1,343,741
3.51%, 01/23/2029	3,928,000	3,467,204
4.01%, 04/23/2029	5,046,000	4,548,239
4.20%, 07/23/2029	2,175,000	1,968,059
KeyCorp
4.79%, 06/01/2033	110,000	99,488
Lloyds Banking Group PLC
1.63%, 05/11/2027	460,000	384,925
3.75%, 01/11/2027	1,106,000	992,577
4.38%, 03/22/2028	221,000	196,590
4.50%, 11/04/2024	440,000	423,085
4.58%, 12/10/2025	200,000	183,312
Macquarie Bank, Ltd.
3.05%, 03/03/2036*	340,000	240,437
6.13%, 03/08/2027*(1)	3,380,000	2,875,099
Macquarie Group, Ltd.
1.34%, 01/12/2027*	380,000	322,313
4.44%, 06/21/2033*	7,177,000	5,964,448
5.03%, 01/15/2030*	300,000	274,464
Mitsubishi UFJ Financial Group, Inc.
2.05%, 07/17/2030	4,800,000	3,579,895
3.75%, 07/18/2039	355,000	265,554
5.06%, 09/12/2025	388,000	382,362
Mizuho Financial Group, Inc.
1.23%, 05/22/2027	481,000	404,171
2.23%, 05/25/2026	680,000	614,903
2.87%, 09/13/2030	337,000	269,012
5.41%, 09/13/2028	355,000	342,283
Morgan Stanley
2.51%, 10/20/2032	3,649,000	2,747,292

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Banks (continued)
2.70%, 01/22/2031	$ 272,000	$ 217,804
3.13%, 07/27/2026	73,000	66,619
3.22%, 04/22/2042	705,000	479,231
3.59%, 07/22/2028	533,000	477,715
3.77%, 01/24/2029	278,000	248,123
4.30%, 01/27/2045	275,000	211,877
4.35%, 09/08/2026	75,000	71,414
4.43%, 01/23/2030	457,000	417,014
4.46%, 04/22/2039	300,000	245,666
National Australia Bank, Ltd.
2.33%, 08/21/2030*	300,000	217,648
3.93%, 08/02/2034*	470,000	387,597
Natwest Group PLC
3.75%, 11/01/2029	477,000	435,413
4.27%, 03/22/2025	200,000	192,838
4.45%, 05/08/2030	250,000	213,414
4.80%, 04/05/2026	200,000	188,486
4.89%, 05/18/2029	400,000	356,341
Nordea Bank Abp
5.38%, 09/22/2027*	345,000	332,439
Northern Trust Corp.
3.38%, 05/08/2032	105,000	92,991
PNC Bank NA
2.50%, 08/27/2024	375,000	357,444
Santander UK Group Holdings PLC
1.67%, 06/14/2027	465,000	379,897
Societe Generale SA
1.49%, 12/14/2026*	997,000	834,058
1.79%, 06/09/2027*	420,000	344,018
2.89%, 06/09/2032*	980,000	700,764
3.00%, 01/22/2030*	352,000	268,049
4.25%, 04/14/2025*	676,000	626,436
Standard Chartered PLC
1.46%, 01/14/2027*	430,000	356,433
2.82%, 01/30/2026*	460,000	417,041
4.87%, 03/15/2033*	250,000	211,810
Sumitomo Mitsui Financial Group, Inc.
2.13%, 07/08/2030	4,943,000	3,708,259
2.63%, 07/14/2026	188,000	168,418
3.04%, 07/16/2029	1,142,000	942,807
Sumitomo Mitsui Trust Bank, Ltd.
0.85%, 03/25/2024*	711,000	665,534
Truist Financial Corp.
4.00%, 05/01/2025	53,000	51,349
UBS Group AG
1.36%, 01/30/2027*	400,000	334,490
1.49%, 08/10/2027*	830,000	684,008
3.13%, 08/13/2030*	280,000	223,428
4.13%, 09/24/2025*	1,827,000	1,729,753
4.38%, 02/10/2031*(1)	3,708,000	2,575,762
4.49%, 05/12/2026*	881,000	836,483
4.70%, 08/05/2027*	445,000	413,559
UniCredit SpA
1.98%, 06/03/2027*	330,000	269,958
2.57%, 09/22/2026*	420,000	360,154
5.86%, 06/19/2032*	300,000	248,560
Wells Fargo & Co.
2.57%, 02/11/2031	6,334,000	5,047,591
4.40%, 06/14/2046	131,000	96,528
4.90%, 11/17/2045	112,000	89,316
Security Description	Shares or Principal Amount	Value

Banks (continued)
Westpac Banking Corp.
2.89%, 02/04/2030	$ 1,841,000	$ 1,680,749
3.13%, 11/18/2041	447,000	274,288
4.32%, 11/23/2031	300,000	269,316
		122,739,244
Beverages — 0.3%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
4.70%, 02/01/2036	943,000	852,335
4.90%, 02/01/2046	210,000	180,111
Anheuser-Busch InBev Finance, Inc.
4.63%, 02/01/2044	65,000	54,195
Anheuser-Busch InBev Worldwide, Inc.
4.38%, 04/15/2038	540,000	461,108
4.44%, 10/06/2048	405,000	328,011
4.75%, 04/15/2058	325,000	264,032
5.45%, 01/23/2039	1,320,000	1,240,096
Coca-Cola Femsa SAB de CV
1.85%, 09/01/2032	335,000	242,886
2.75%, 01/22/2030	174,000	146,736
Constellation Brands, Inc.
5.25%, 11/15/2048	85,000	73,037
Fomento Economico Mexicano SAB de CV
3.50%, 01/16/2050	500,000	321,535
		4,164,082
Biotechnology — 0.1%
Amgen, Inc.
1.65%, 08/15/2028	265,000	217,526
Baxalta, Inc.
5.25%, 06/23/2045	14,000	12,505
Biogen, Inc.
2.25%, 05/01/2030	289,000	227,277
Gilead Sciences, Inc.
2.60%, 10/01/2040	605,000	400,369
Regeneron Pharmaceuticals, Inc.
1.75%, 09/15/2030	900,000	678,038
Royalty Pharma PLC
1.20%, 09/02/2025	193,000	170,234
2.15%, 09/02/2031	287,000	209,362
		1,915,311
Building Materials — 0.5%
Carrier Global Corp.
3.58%, 04/05/2050	4,334,000	2,907,299
CRH America, Inc.
5.13%, 05/18/2045*	200,000	166,861
Martin Marietta Materials, Inc.
3.45%, 06/01/2027	208,000	189,604
Masco Corp.
2.00%, 10/01/2030	170,000	126,474
6.50%, 08/15/2032	250,000	247,915
Standard Industries, Inc.
3.38%, 01/15/2031*	1,200,000	897,840
4.38%, 07/15/2030*	2,275,000	1,839,451
Vulcan Materials Co.
3.50%, 06/01/2030	1,177,000	1,000,373
		7,375,817

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Chemicals — 0.4%
Albemarle Corp.
5.45%, 12/01/2044	$ 150,000	$ 128,557
Axalta Coating Systems LLC
3.38%, 02/15/2029*	1,625,000	1,335,547
Celanese US Holdings LLC
6.05%, 03/15/2025	358,000	348,136
Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP
5.13%, 04/01/2025*	700,000	697,534
DuPont de Nemours, Inc.
5.32%, 11/15/2038	165,000	149,518
International Flavors & Fragrances, Inc.
1.83%, 10/15/2027*	290,000	236,467
2.30%, 11/01/2030*	2,553,000	1,918,671
3.47%, 12/01/2050*	122,000	76,099
5.00%, 09/26/2048	143,000	114,165
LYB International Finance BV
4.88%, 03/15/2044	300,000	234,454
Nutrien, Ltd.
4.13%, 03/15/2035	300,000	250,428
4.20%, 04/01/2029	75,000	68,700
5.00%, 04/01/2049	110,000	93,099
		5,651,375
Commercial Services — 0.4%
Element Fleet Management Corp.
1.60%, 04/06/2024*	1,642,000	1,544,797
ERAC USA Finance LLC
4.50%, 02/15/2045*	200,000	149,702
7.00%, 10/15/2037*	1,038,000	1,060,174
Ford Foundation
2.82%, 06/01/2070	175,000	95,470
Global Payments, Inc.
2.90%, 05/15/2030 to 11/15/2031	365,000	282,629
3.20%, 08/15/2029	477,000	396,479
5.30%, 08/15/2029	169,000	159,179
Pepperdine University
3.30%, 12/01/2059	290,000	173,967
Quanta Services, Inc.
2.35%, 01/15/2032	560,000	404,206
2.90%, 10/01/2030	710,000	560,423
S&P Global, Inc.
2.90%, 03/01/2032*	382,000	314,194
4.25%, 05/01/2029*	606,000	565,226
Triton Container International, Ltd.
1.15%, 06/07/2024*	550,000	504,251
University of Southern California
3.23%, 10/01/2120	280,000	149,648
		6,360,345
Computers — 0.5%
Apple, Inc.
2.70%, 08/05/2051	890,000	559,251
3.45%, 02/09/2045	519,000	392,941
3.85%, 08/04/2046	362,000	288,396
CGI, Inc.
1.45%, 09/14/2026	432,000	370,900
2.30%, 09/14/2031	776,000	571,366
Dell International LLC/EMC Corp.
5.30%, 10/01/2029	4,423,000	4,140,745
Security Description	Shares or Principal Amount	Value

Computers (continued)
5.45%, 06/15/2023	$ 63,000	$ 62,898
6.02%, 06/15/2026	963,000	961,230
HP, Inc.
3.00%, 06/17/2027	310,000	273,051
Leidos, Inc.
2.30%, 02/15/2031	235,000	173,287
		7,794,065
Cosmetics/Personal Care — 0.2%
Estee Lauder Cos., Inc.
2.60%, 04/15/2030	885,000	743,173
GSK Consumer Healthcare Capital US LLC
3.38%, 03/24/2029	1,339,000	1,167,755
3.63%, 03/24/2032	1,762,000	1,484,448
		3,395,376
Distribution/Wholesale — 0.0%
American Builders & Contractors Supply Co., Inc.
4.00%, 01/15/2028*	645,000	569,142
WW Grainger, Inc.
4.60%, 06/15/2045	104,000	89,962
		659,104
Diversified Financial Services — 2.7%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
1.75%, 01/30/2026	230,000	195,853
2.45%, 10/29/2026	335,000	282,889
2.88%, 08/14/2024	550,000	515,349
3.00%, 10/29/2028	1,665,000	1,345,105
3.30%, 01/30/2032	1,879,000	1,410,286
4.50%, 09/15/2023	3,643,000	3,577,604
6.50%, 07/15/2025	1,719,000	1,692,159
Air Lease Corp.
2.88%, 01/15/2026	500,000	444,472
3.25%, 03/01/2025 to 10/01/2029	969,000	801,653
3.38%, 07/01/2025	344,000	318,409
3.75%, 06/01/2026	244,000	221,222
Aviation Capital Group LLC
3.88%, 05/01/2023*	350,000	344,518
5.50%, 12/15/2024*	524,000	504,162
Avolon Holdings Funding, Ltd.
2.13%, 02/21/2026*	1,762,000	1,444,632
2.53%, 11/18/2027*	3,265,000	2,492,364
2.75%, 02/21/2028*	1,350,000	1,031,962
2.88%, 02/15/2025*	219,000	196,130
3.95%, 07/01/2024*	2,041,000	1,910,816
4.25%, 04/15/2026*	1,194,000	1,043,715
4.38%, 05/01/2026*	395,000	347,240
5.25%, 05/15/2024*	3,833,000	3,709,823
5.50%, 01/15/2026*	1,270,000	1,167,000
Blackstone Holdings Finance Co. LLC
4.45%, 07/15/2045*	110,000	85,615
BOC Aviation, Ltd.
3.50%, 10/10/2024*	200,000	191,046
Brookfield Finance, Inc.
3.90%, 01/25/2028	148,000	132,512
4.70%, 09/20/2047	35,000	26,044
4.85%, 03/29/2029	197,000	181,934

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Diversified Financial Services (continued)
Capital One Financial Corp.
2.62%, 11/02/2032	$ 475,000	$ 346,344
4.20%, 10/29/2025	100,000	94,890
Charles Schwab Corp.
5.00%, 06/01/2027(1)	3,313,000	2,940,288
E*TRADE Financial Corp.
3.80%, 08/24/2027	1,882,000	1,723,617
Global Aircraft Leasing Co., Ltd.
6.50%, 09/15/2024*(2)	2,030,749	1,630,525
GTP Acquisition Partners I LLC
3.48%, 06/15/2050*	171,000	160,808
Intercontinental Exchange, Inc.
2.10%, 06/15/2030	219,000	173,102
LPL Holdings, Inc.
4.00%, 03/15/2029*	2,138,000	1,866,025
LSEGA Financing PLC
2.00%, 04/06/2028*	925,000	768,350
Morgan Stanley Domestic Holdings, Inc.
4.50%, 06/20/2028	1,523,000	1,421,799
Nomura Holdings, Inc.
2.65%, 01/16/2025	545,000	510,142
2.68%, 07/16/2030	350,000	263,359
Park Aerospace Holdings, Ltd.
4.50%, 03/15/2023*	350,000	348,374
5.50%, 02/15/2024*	62,000	60,524
Raymond James Financial, Inc.
4.95%, 07/15/2046	1,428,000	1,209,020
Toll Road Investors Partnership II LP
Zero Coupon 02/15/2026 to 02/15/2043*	7,258,244	3,664,236
		42,795,917
Electric — 2.2%
AEP Transmission Co. LLC
3.15%, 09/15/2049	95,000	60,355
Alabama Power Co.
3.75%, 03/01/2045	50,000	36,334
4.10%, 01/15/2042	63,000	47,673
5.70%, 02/15/2033	100,000	98,431
Alexander Funding Trust
1.84%, 11/15/2023*	500,000	469,520
Ameren Illinois Co.
3.25%, 03/15/2050	400,000	263,112
American Electric Power Co., Inc.
5.95%, 11/01/2032	1,608,000	1,597,017
Baltimore Gas & Electric Co.
3.20%, 09/15/2049	230,000	151,337
Berkshire Hathaway Energy Co.
3.50%, 02/01/2025	180,000	174,352
6.13%, 04/01/2036	176,000	178,408
Calpine Corp.
3.75%, 03/01/2031*	1,405,000	1,151,081
CenterPoint Energy, Inc.
1.45%, 06/01/2026	460,000	399,931
China Southern Power Grid International Finance BVI Co., Ltd.
3.50%, 05/08/2027*	360,000	339,258
Clearway Energy Operating LLC
Cleveland Electric Illuminating Co.
3.50%, 04/01/2028*	286,000	255,418
Security Description	Shares or Principal Amount	Value

Electric (continued)
5.95%, 12/15/2036	$ 100,000	$ 97,200
CMS Energy Corp.
2.95%, 02/15/2027	116,000	103,313
Commonwealth Edison Co.
3.65%, 06/15/2046	121,000	86,868
Constellation Energy Generation LLC
5.75%, 10/01/2041	325,000	293,211
Delmarva Power & Light Co.
4.15%, 05/15/2045	190,000	144,750
DTE Electric Co.
3.70%, 03/15/2045	111,000	82,177
Duke Energy Carolinas LLC
6.00%, 12/01/2028	200,000	205,449
Duke Energy Corp.
3.75%, 04/15/2024 to 09/01/2046	885,000	661,078
Duke Energy Indiana LLC
6.12%, 10/15/2035	100,000	98,898
Duke Energy Progress LLC
2.90%, 08/15/2051	320,000	195,496
4.15%, 12/01/2044	180,000	140,092
Duquesne Light Holdings, Inc.
2.53%, 10/01/2030*	350,000	262,797
3.62%, 08/01/2027*	400,000	353,053
Edison International
3.55%, 11/15/2024	734,000	703,774
Electricite de France SA
4.88%, 09/21/2038*	1,201,000	917,343
Emera US Finance LP
4.75%, 06/15/2046	320,000	237,260
Enel Finance International NV
3.50%, 04/06/2028*	3,200,000	2,660,705
Entergy Arkansas LLC
2.65%, 06/15/2051	590,000	334,362
3.50%, 04/01/2026	88,000	83,111
Entergy Louisiana LLC
2.90%, 03/15/2051	240,000	143,382
3.05%, 06/01/2031	145,000	120,325
Evergy Metro, Inc.
4.20%, 03/15/2048	100,000	76,779
Evergy, Inc.
2.90%, 09/15/2029	450,000	371,627
Fells Point Funding Trust
3.05%, 01/31/2027*	1,215,000	1,080,514
FirstEnergy Corp.
2.65%, 03/01/2030	2,230,000	1,802,777
3.40%, 03/01/2050	1,244,000	772,835
5.35%, 07/15/2047	1,007,000	830,856
Florida Power & Light Co.
3.25%, 06/01/2024	450,000	438,398
Fortis, Inc.
3.06%, 10/04/2026	186,000	167,644
Hydro-Quebec
8.05%, 07/07/2024	360,000	378,275
ITC Holdings Corp.
2.95%, 05/14/2030*	210,000	171,198
4.95%, 09/22/2027*	585,000	567,141
Jersey Central Power & Light Co.
2.75%, 03/01/2032*	2,876,000	2,237,873
4.30%, 01/15/2026*	245,000	233,728
6.15%, 06/01/2037	100,000	94,824

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Electric (continued)
Massachusetts Electric Co.
4.00%, 08/15/2046*	$ 241,000	$ 168,809
MidAmerican Energy Co.
3.50%, 10/15/2024	686,000	666,506
Mid-Atlantic Interstate Transmission LLC
4.10%, 05/15/2028*	140,000	128,414
Nevada Power Co.
5.38%, 09/15/2040	96,000	86,025
New England Power Co.
3.80%, 12/05/2047*	140,000	95,675
New York State Electric & Gas Corp.
3.25%, 12/01/2026*	113,000	104,451
Niagara Mohawk Power Corp.
1.96%, 06/27/2030*	450,000	341,262
3.51%, 10/01/2024*	360,000	343,888
NRG Energy, Inc.
2.00%, 12/02/2025*	355,000	312,740
2.45%, 12/02/2027*	395,000	324,581
4.45%, 06/15/2029*	300,000	265,060
OGE Energy Corp.
0.70%, 05/26/2023	285,000	277,689
Ohio Power Co.
2.90%, 10/01/2051	335,000	200,011
Oklahoma Gas and Electric Co.
0.55%, 05/26/2023	345,000	336,287
Oncor Electric Delivery Co. LLC
3.10%, 09/15/2049	425,000	276,419
Pacific Gas & Electric Co.
1.70%, 11/15/2023	350,000	335,439
2.95%, 03/01/2026	185,000	163,709
3.00%, 06/15/2028	1,428,000	1,174,980
3.25%, 02/16/2024	1,000,000	966,481
3.30%, 08/01/2040	3,970,000	2,578,029
3.45%, 07/01/2025	290,000	269,522
3.75%, 08/15/2042	75,000	47,500
4.30%, 03/15/2045	130,000	87,570
4.45%, 04/15/2042	420,000	296,012
Pennsylvania Electric Co.
3.25%, 03/15/2028*	75,000	66,112
Pepco Holdings LLC
7.45%, 08/15/2032	119,000	130,654
PG&E Wildfire Recovery Funding LLC
4.26%, 06/01/2038	305,000	274,570
5.10%, 06/01/2054	385,000	351,363
5.21%, 12/01/2049	205,000	190,686
PPL Electric Utilities Corp.
4.13%, 06/15/2044	270,000	210,068
Progress Energy, Inc.
7.00%, 10/30/2031	150,000	157,743
Public Service Co. of Colorado
3.55%, 06/15/2046	53,000	37,725
Public Service Co. of Oklahoma
6.63%, 11/15/2037	450,000	462,127
Public Service Electric & Gas Co.
2.25%, 09/15/2026	70,000	62,753
5.70%, 12/01/2036	100,000	96,259
San Diego Gas & Electric Co.
2.95%, 08/15/2051	445,000	280,534
Security Description	Shares or Principal Amount	Value

Electric (continued)
Southern California Edison Co.
3.65%, 03/01/2028	$ 200,000	$ 182,393
4.05%, 03/15/2042	350,000	259,048
5.55%, 01/15/2036	100,000	89,970
Southwestern Electric Power Co.
3.90%, 04/01/2045	110,000	76,877
Southwestern Public Service Co.
4.50%, 08/15/2041	100,000	82,055
Tri-State Generation & Transmission Association, Inc.
4.25%, 06/01/2046	103,000	71,502
Virginia Electric & Power Co.
4.45%, 02/15/2044	180,000	145,022
Wisconsin Electric Power Co.
3.10%, 06/01/2025	110,000	104,273
Wisconsin Energy Corp.
3.55%, 06/15/2025	55,000	52,373
Xcel Energy, Inc.
3.35%, 12/01/2026	220,000	202,588
		35,805,094
Electronics — 0.1%
Arrow Electronics, Inc.
2.95%, 02/15/2032	2,600,000	1,976,124
3.25%, 09/08/2024	44,000	41,981
3.88%, 01/12/2028	133,000	118,316
		2,136,421
Entertainment — 0.4%
Warnermedia Holdings, Inc.
5.05%, 03/15/2042*	2,922,000	2,137,721
5.14%, 03/15/2052*	2,618,000	1,827,936
5.39%, 03/15/2062*	1,048,000	731,027
WMG Acquisition Corp.
3.00%, 02/15/2031*	1,767,000	1,378,949
		6,075,633
Finance - Other Services — 0.2%
Trillion Capital
1.00%, 11/15/2024(3)	2,646,751	2,646,751
Food — 0.5%
Bimbo Bakeries USA, Inc.
4.00%, 05/17/2051*	445,000	311,291
Campbell Soup Co.
3.13%, 04/24/2050	145,000	91,523
Conagra Brands, Inc.
5.30%, 11/01/2038	105,000	91,578
Indofood CBP Sukses Makmur Tbk PT
3.54%, 04/27/2032	2,816,000	2,045,868
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.
5.50%, 01/15/2030*	2,525,000	2,301,685
Kraft Heinz Foods Co.
4.38%, 06/01/2046	304,000	237,147
4.63%, 10/01/2039	400,000	331,480
Kroger Co.
5.00%, 04/15/2042	400,000	341,470
McCormick & Co., Inc.
2.50%, 04/15/2030	751,000	604,834
Smithfield Foods, Inc.
3.00%, 10/15/2030*	730,000	554,735

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Food (continued)
Tyson Foods, Inc.
5.15%, 08/15/2044	$ 195,000	$ 170,853
		7,082,464
Forest Products & Paper — 0.0%
Pabrik Kertas Tjiwi Kimia Tbk PT
2.00%, 04/30/2029(3)(4)	631,764	157,941
Pindo Deli Pulp & Paper Mills
7.41%, 04/28/2027*†(3)(5)	1,554,872	0
		157,941
Gas — 0.4%
APA Infrastructure, Ltd.
4.25%, 07/15/2027*	285,000	261,001
Atmos Energy Corp.
4.13%, 10/15/2044	270,000	207,908
Boston Gas Co.
3.15%, 08/01/2027*	3,510,000	3,088,842
Brooklyn Union Gas Co.
4.27%, 03/15/2048*	250,000	175,465
NiSource, Inc.
1.70%, 02/15/2031	360,000	263,756
2.95%, 09/01/2029	245,000	204,592
3.60%, 05/01/2030	1,413,000	1,216,036
Southern California Gas Co.
2.55%, 02/01/2030	666,000	550,280
Southern Co. Gas Capital Corp.
2.45%, 10/01/2023	58,000	56,466
3.15%, 09/30/2051	295,000	178,047
3.25%, 06/15/2026	85,000	78,283
3.95%, 10/01/2046	71,000	50,165
		6,330,841
Healthcare-Products — 0.2%
Alcon Finance Corp.
2.60%, 05/27/2030*	556,000	447,170
2.75%, 09/23/2026*	716,000	636,736
3.00%, 09/23/2029*	1,740,000	1,449,660
Boston Scientific Corp.
4.55%, 03/01/2039	98,000	82,521
DH Europe Finance II SARL
3.25%, 11/15/2039	202,000	150,220
Thermo Fisher Scientific, Inc.
2.00%, 10/15/2031	695,000	545,242
		3,311,549
Healthcare-Services — 1.2%
Bon Secours Mercy Health, Inc.
3.21%, 06/01/2050	400,000	253,247
Children's Hospital
2.93%, 07/15/2050	340,000	194,795
Children's Hospital Corp.
2.59%, 02/01/2050	270,000	155,723
CommonSpirit Health
1.55%, 10/01/2025	275,000	244,444
2.78%, 10/01/2030	275,000	214,070
3.91%, 10/01/2050	275,000	184,570
Cottage Health Obligated Group
3.30%, 11/01/2049	320,000	210,460
DaVita, Inc.
4.63%, 06/01/2030*	1,425,000	1,110,966
Security Description	Shares or Principal Amount	Value

Healthcare-Services (continued)
Elevance Health, Inc.
4.10%, 03/01/2028	$ 105,000	$ 98,380
4.65%, 08/15/2044	180,000	150,146
Hackensack Meridian Health, Inc.
2.68%, 09/01/2041	760,000	492,046
2.88%, 09/01/2050	400,000	238,068
Hartford HealthCare Corp.
3.45%, 07/01/2054	700,000	460,677
HCA, Inc.
3.50%, 07/15/2051	137,000	85,340
4.13%, 06/15/2029	2,177,000	1,921,003
4.38%, 03/15/2042*	1,780,000	1,337,392
4.63%, 03/15/2052*	1,173,000	863,952
5.13%, 06/15/2039	335,000	277,460
5.25%, 06/15/2026	1,365,000	1,322,862
5.50%, 06/15/2047	390,000	325,781
Memorial Health Services
3.45%, 11/01/2049	620,000	422,268
MidMichigan Health
3.41%, 06/01/2050	155,000	97,775
MultiCare Health System
2.80%, 08/15/2050	235,000	130,825
Northwell Healthcare, Inc.
3.98%, 11/01/2046	594,000	422,557
NYU Langone Hospitals
3.38%, 07/01/2055	270,000	170,535
Piedmont Healthcare, Inc.
2.86%, 01/01/2052	460,000	264,617
Providence St. Joseph Health Obligated Group
2.75%, 10/01/2026	84,000	77,732
Quest Diagnostics, Inc.
3.45%, 06/01/2026	56,000	52,369
Texas Health Resources
2.33%, 11/15/2050	220,000	116,459
4.33%, 11/15/2055	400,000	317,606
Toledo Hospital
5.33%, 11/15/2028	3,425,000	2,263,171
5.75%, 11/15/2038	1,296,000	1,155,619
Tower Health
4.45%, 02/01/2050	3,152,000	1,623,280
UnitedHealth Group, Inc.
3.10%, 03/15/2026	201,000	189,138
3.25%, 05/15/2051	345,000	234,159
3.50%, 08/15/2039	420,000	322,667
4.63%, 07/15/2035	260,000	238,759
5.88%, 02/15/2053	250,000	255,148
Universal Health Services, Inc.
2.65%, 10/15/2030*	549,000	410,711
Yale-New Haven Health Services Corp.
2.50%, 07/01/2050	390,000	213,263
		19,120,040
Home Builders — 0.0%
Lennar Corp.
4.50%, 04/30/2024	185,000	181,634
Insurance — 1.1%
AIA Group, Ltd.
3.20%, 09/16/2040*	250,000	161,431
3.90%, 04/06/2028*	250,000	226,614

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Insurance (continued)
Allied World Assurance Co. Holdings, Ltd.
4.35%, 10/29/2025	$ 2,500,000	$ 2,369,376
Aon Corp.
3.75%, 05/02/2029	3,568,000	3,177,013
Aon Global, Ltd.
3.50%, 06/14/2024	360,000	349,965
Assurant, Inc.
4.20%, 09/27/2023	229,000	226,859
Athene Global Funding
1.45%, 01/08/2026*	470,000	406,475
2.50%, 01/14/2025*	129,000	119,838
2.75%, 06/25/2024*	180,000	170,501
2.95%, 11/12/2026*	1,125,000	984,262
Berkshire Hathaway Finance Corp.
2.85%, 10/15/2050	738,000	454,292
3.85%, 03/15/2052	410,000	300,729
Brown & Brown, Inc.
2.38%, 03/15/2031	910,000	671,653
4.95%, 03/17/2052	2,155,000	1,637,586
F&G Global Funding
1.75%, 06/30/2026*	380,000	328,213
Fairfax Financial Holdings Ltd
3.38%, 03/03/2031	551,000	431,801
Fairfax Financial Holdings, Ltd.
4.85%, 04/17/2028	2,552,000	2,347,000
Guardian Life Insurance Co. of America
4.85%, 01/24/2077*	63,000	47,441
Hanover Insurance Group, Inc.
2.50%, 09/01/2030	250,000	187,145
Hartford Financial Services Group, Inc.
4.30%, 04/15/2043	260,000	196,540
Intact US Holdings, Inc.
4.60%, 11/09/2022	300,000	299,888
Liberty Mutual Group, Inc.
4.25%, 06/15/2023*	100,000	98,961
4.57%, 02/01/2029*	350,000	314,099
New York Life Global Funding
3.00%, 01/10/2028*	162,000	146,499
New York Life Insurance Co.
4.45%, 05/15/2069*	305,000	229,413
Northwestern Mutual Global Funding
1.70%, 06/01/2028*	405,000	331,850
Pacific Life Insurance Co.
4.30%, 10/24/2067*	249,000	181,871
Prudential Insurance Co. of America
8.30%, 07/01/2025*	200,000	211,672
Teachers Insurance & Annuity Association of America
4.27%, 05/15/2047*	200,000	155,875
		16,764,862
Internet — 0.4%
Amazon.com, Inc.
3.88%, 08/22/2037	400,000	340,078
3.95%, 04/13/2052	655,000	512,902
Booking Holdings, Inc.
2.75%, 03/15/2023	214,000	212,615
Security Description	Shares or Principal Amount	Value

Internet (continued)
Match Group Holdings II LLC
3.63%, 10/01/2031*	$ 1,625,000	$ 1,238,672
MercadoLibre, Inc.
3.13%, 01/14/2031	2,583,000	1,867,277
Prosus NV
3.68%, 01/21/2030*	2,510,000	1,847,175
		6,018,719
Investment Companies — 0.0%
Blackstone Secured Lending Fund
3.65%, 07/14/2023	390,000	384,663
Iron/Steel — 0.1%
Nucor Corp.
2.98%, 12/15/2055	100,000	56,508
Reliance Steel & Aluminum Co.
1.30%, 08/15/2025	1,160,000	1,030,709
Steel Dynamics, Inc.
1.65%, 10/15/2027	169,000	137,808
		1,225,025
Lodging — 0.1%
Marriott International, Inc.
3.50%, 10/15/2032	1,699,000	1,356,972
Machinery-Construction & Mining — 0.1%
BWX Technologies, Inc.
4.13%, 06/30/2028*	873,000	763,875
Caterpillar, Inc.
6.05%, 08/15/2036	100,000	104,813
		868,688
Machinery-Diversified — 0.3%
CNH Industrial Capital LLC
4.20%, 01/15/2024	539,000	529,771
CNH Industrial NV
3.85%, 11/15/2027	713,000	645,476
nVent Finance SARL
4.55%, 04/15/2028	225,000	201,007
Otis Worldwide Corp.
2.57%, 02/15/2030	710,000	578,733
Westinghouse Air Brake Technologies Corp.
4.95%, 09/15/2028	3,564,000	3,315,176
		5,270,163
Media — 1.3%
CCO Holdings LLC/CCO Holdings Capital Corp.
4.50%, 08/15/2030*	2,080,000	1,688,045
Charter Communications Operating LLC/Charter Communications Operating Capital
3.50%, 06/01/2041 to 03/01/2042	535,000	336,073
3.70%, 04/01/2051	525,000	314,714
4.80%, 03/01/2050	510,000	360,941
4.91%, 07/23/2025	1,712,000	1,662,048
5.25%, 04/01/2053	4,380,000	3,293,315
5.38%, 04/01/2038	138,000	110,896
6.38%, 10/23/2035	602,000	549,845
6.83%, 10/23/2055	175,000	157,724
Comcast Corp.
2.89%, 11/01/2051	494,000	296,774
3.20%, 07/15/2036	300,000	228,570

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Media (continued)
3.25%, 11/01/2039	$ 1,090,000	$ 789,066
3.90%, 03/01/2038	273,000	220,877
4.20%, 08/15/2034	630,000	550,371
Cox Communications, Inc.
2.95%, 10/01/2050*	255,000	144,676
3.35%, 09/15/2026*	134,000	122,948
CSC Holdings LLC
4.13%, 12/01/2030*	1,575,000	1,239,163
4.50%, 11/15/2031*	2,150,000	1,672,216
Discovery Communications LLC
4.00%, 09/15/2055	482,000	275,019
4.65%, 05/15/2050	1,355,000	888,657
5.20%, 09/20/2047	10,000	7,109
Sirius XM Radio, Inc.
4.13%, 07/01/2030*	2,165,000	1,771,595
5.50%, 07/01/2029*	812,000	748,908
Time Warner Cable LLC
4.50%, 09/15/2042	2,789,000	1,904,402
5.50%, 09/01/2041	700,000	549,374
Walt Disney Co.
3.70%, 10/15/2025	540,000	521,423
		20,404,749
Metal Fabricate/Hardware — 0.0%
Precision Castparts Corp.
4.20%, 06/15/2035	150,000	132,809
4.38%, 06/15/2045	100,000	82,551
		215,360
Mining — 0.7%
Anglo American Capital PLC
2.25%, 03/17/2028*	1,326,000	1,075,066
2.88%, 03/17/2031*	1,551,000	1,192,153
3.63%, 09/11/2024*	200,000	192,302
3.88%, 03/16/2029*	1,901,000	1,630,587
4.75%, 03/16/2052*	2,499,000	1,859,529
Glencore Funding LLC
2.50%, 09/01/2030*	1,260,000	969,388
2.85%, 04/27/2031*	2,121,000	1,641,878
4.13%, 05/30/2023*	1,333,000	1,318,789
Novelis Corp.
3.25%, 11/15/2026*	411,000	359,722
3.88%, 08/15/2031*	1,039,000	804,924
		11,044,338
Miscellaneous Manufacturing — 0.1%
Eaton Corp.
5.80%, 03/15/2037	300,000	288,386
GE Capital International Funding Co. ULC
4.42%, 11/15/2035	1,603,000	1,414,313
Parker-Hannifin Corp.
4.45%, 11/21/2044	180,000	141,965
Siemens Financieringsmaatschappij NV
2.35%, 10/15/2026*	300,000	267,836
		2,112,500
Oil & Gas — 1.2%
Aker BP ASA
2.00%, 07/15/2026*	254,000	220,549
Security Description	Shares or Principal Amount	Value

Oil & Gas (continued)
BP Capital Markets America, Inc.
2.77%, 11/10/2050	$ 450,000	$ 271,254
2.94%, 06/04/2051	500,000	310,983
3.02%, 01/16/2027	300,000	274,209
BP Capital Markets PLC
3.28%, 09/19/2027	115,000	105,063
Chevron USA, Inc.
3.25%, 10/15/2029	280,000	251,014
Ecopetrol SA
4.13%, 01/16/2025	180,000	165,967
5.38%, 06/26/2026	193,000	175,360
5.88%, 09/18/2023	185,000	182,003
Energean Israel Finance, Ltd.
4.88%, 03/30/2026*	2,091,000	1,876,672
Eni SpA
4.00%, 09/12/2023*	2,645,000	2,596,726
4.25%, 05/09/2029*	1,407,000	1,261,252
Eni USA, Inc.
7.30%, 11/15/2027	200,000	208,488
EOG Resources, Inc.
4.15%, 01/15/2026	100,000	97,003
EQT Corp.
3.90%, 10/01/2027	201,000	180,653
5.00%, 01/15/2029	697,000	647,486
Equinor ASA
3.25%, 11/10/2024	90,000	87,010
Exxon Mobil Corp.
3.00%, 08/16/2039	410,000	300,514
3.10%, 08/16/2049	510,000	346,848
4.11%, 03/01/2046	183,000	146,656
HF Sinclair Corp.
2.63%, 10/01/2023	490,000	472,483
5.88%, 04/01/2026	265,000	257,729
Leviathan Bond, Ltd.
6.50%, 06/30/2027*	1,125,000	1,049,062
6.75%, 06/30/2030*	1,367,000	1,218,024
Marathon Petroleum Corp.
4.70%, 05/01/2025	251,000	245,642
4.75%, 09/15/2044	2,160,000	1,702,583
5.85%, 12/15/2045	974,000	823,645
Phillips 66 Co.
3.15%, 12/15/2029*	250,000	211,180
3.55%, 10/01/2026*	49,000	45,324
4.90%, 10/01/2046*	106,000	88,223
Pioneer Natural Resources Co.
1.90%, 08/15/2030	520,000	399,552
Saudi Arabian Oil Co.
1.63%, 11/24/2025*	200,000	178,672
Shell International Finance BV
3.25%, 05/11/2025	200,000	192,069
Suncor Energy, Inc.
7.88%, 06/15/2026	144,000	153,498
Tengizchevroil Finance Co. International, Ltd.
3.25%, 08/15/2030	1,714,000	1,168,091
TotalEnergies Capital International SA
2.99%, 06/29/2041	760,000	535,233
3.13%, 05/29/2050	555,000	366,288
3.46%, 07/12/2049	385,000	270,344

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Oil & Gas (continued)
Valero Energy Corp.
2.15%, 09/15/2027	$ 251,000	$ 215,685
		19,299,037
Oil & Gas Services — 0.0%
Baker Hughes Holdings LLC
5.13%, 09/15/2040	150,000	128,660
Halliburton Co.
4.85%, 11/15/2035	85,000	75,092
Schlumberger Holdings Corp.
3.90%, 05/17/2028*	227,000	206,138
		409,890
Packaging & Containers — 0.1%
Crown Americas LLC/Crown Americas Capital Corp.
4.75%, 02/01/2026	1,194,000	1,142,789
Graphic Packaging International LLC
1.51%, 04/15/2026*	545,000	463,859
Packaging Corp. of America
4.05%, 12/15/2049	385,000	276,855
WRKCo., Inc.
3.75%, 03/15/2025	300,000	286,690
3.90%, 06/01/2028	45,000	40,453
		2,210,646
Pharmaceuticals — 0.7%
AbbVie, Inc.
3.20%, 11/21/2029	794,000	694,004
4.05%, 11/21/2039	784,000	631,478
4.40%, 11/06/2042	275,000	224,555
4.50%, 05/14/2035	420,000	372,312
AstraZeneca PLC
2.13%, 08/06/2050	240,000	132,566
4.00%, 09/18/2042	110,000	90,320
6.45%, 09/15/2037	140,000	150,296
Bristol-Myers Squibb Co.
4.13%, 06/15/2039	241,000	204,372
4.55%, 02/20/2048	121,000	103,370
CVS Health Corp.
4.30%, 03/25/2028	75,000	70,374
5.05%, 03/25/2048	1,244,000	1,056,708
CVS Pass-Through Trust
4.70%, 01/10/2036*	215,756	195,501
7.51%, 01/10/2032*	180,667	186,294
8.35%, 07/10/2031*	242,886	258,885
Jazz Securities DAC
4.38%, 01/15/2029*	2,540,000	2,254,250
Mead Johnson Nutrition Co.
4.13%, 11/15/2025	251,000	242,087
Organon & Co./Organon Foreign Debt Co-Issuer BV
4.13%, 04/30/2028*	1,540,000	1,356,463
Shire Acquisitions Investments Ireland DAC
3.20%, 09/23/2026	707,000	649,698
Takeda Pharmaceutical Co., Ltd.
3.03%, 07/09/2040	820,000	567,804
3.18%, 07/09/2050	385,000	248,133
Utah Acquisition Sub, Inc.
3.95%, 06/15/2026	139,000	126,595
Security Description	Shares or Principal Amount	Value

Pharmaceuticals (continued)
Viatris, Inc.
2.30%, 06/22/2027	$ 1,157,000	$ 946,299
Zoetis, Inc.
2.00%, 05/15/2030	370,000	291,399
		11,053,763
Pipelines — 1.6%
Boardwalk Pipelines LP
3.40%, 02/15/2031	300,000	241,913
Buckeye Partners LP
5.85%, 11/15/2043	260,000	195,084
Cameron LNG LLC
3.70%, 01/15/2039*	479,000	359,735
Cheniere Corpus Christi Holdings LLC
2.74%, 12/31/2039	2,059,000	1,527,843
Cheniere Energy Partners LP
4.50%, 10/01/2029	1,195,000	1,055,125
Eastern Gas Transmission & Storage, Inc.
3.90%, 11/15/2049	423,000	289,653
Enbridge, Inc.
4.25%, 12/01/2026	1,450,000	1,372,307
Energy Transfer LP
4.15%, 09/15/2029	272,000	236,071
4.40%, 03/15/2027	1,555,000	1,442,491
4.75%, 01/15/2026	98,000	93,909
4.95%, 05/15/2028 to 01/15/2043	717,000	566,440
5.50%, 06/01/2027	69,000	67,146
6.05%, 06/01/2041	677,000	597,257
Enterprise Products Operating LLC
3.20%, 02/15/2052	690,000	426,003
4.95%, 10/15/2054	180,000	141,648
EQM Midstream Partners LP
5.50%, 07/15/2028	350,000	312,596
Flex Intermediate Holdco LLC
3.36%, 06/30/2031*	715,000	551,342
4.32%, 12/30/2039*	280,000	191,167
Galaxy Pipeline Assets Bidco, Ltd.
2.94%, 09/30/2040*	483,265	362,189
Gray Oak Pipeline LLC
2.00%, 09/15/2023*	265,000	256,458
2.60%, 10/15/2025*	1,345,000	1,208,843
Kinder Morgan Energy Partners LP
5.40%, 09/01/2044	1,611,000	1,347,503
Magellan Midstream Partners LP
3.20%, 03/15/2025	103,000	97,099
MPLX LP
4.95%, 03/14/2052	3,458,000	2,673,239
NGPL PipeCo LLC
3.25%, 07/15/2031*	410,000	320,118
ONEOK Partners LP
6.65%, 10/01/2036	240,000	224,910
ONEOK, Inc.
5.20%, 07/15/2048	2,261,000	1,757,287
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/2029	4,937,000	4,113,929
4.70%, 06/15/2044	820,000	578,617
Sabine Pass Liquefaction LLC
4.20%, 03/15/2028	1,021,000	930,985
4.50%, 05/15/2030	1,042,000	950,396

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Pipelines (continued)
Southern Natural Gas Co. LLC
4.80%, 03/15/2047*	$ 102,000	$ 79,522
8.00%, 03/01/2032	140,000	148,544
Targa Resources Corp.
4.20%, 02/01/2033	697,000	581,863
4.95%, 04/15/2052	836,000	627,282
Texas Eastern Transmission LP
3.50%, 01/15/2028*	60,000	53,425
TransCanada PipeLines, Ltd.
4.75%, 05/15/2038	300,000	251,724
		26,231,663
Real Estate — 0.0%
GAIF Bond Issuer Pty., Ltd.
3.40%, 09/30/2026*	263,000	239,097
Ontario Teachers' Cadillac Fairview Properties Trust
3.88%, 03/20/2027*	243,000	221,332
		460,429
REITS — 1.7%
Alexandria Real Estate Equities, Inc.
1.88%, 02/01/2033	260,000	179,943
3.80%, 04/15/2026	70,000	66,283
4.00%, 02/01/2050	334,000	234,235
American Tower Corp.
1.50%, 01/31/2028	610,000	483,354
1.88%, 10/15/2030	545,000	401,270
2.10%, 06/15/2030	300,000	228,460
2.95%, 01/15/2051	164,000	93,335
3.10%, 06/15/2050	251,000	147,772
3.38%, 10/15/2026	175,000	158,357
3.55%, 07/15/2027	1,859,000	1,661,256
3.70%, 10/15/2049	615,000	403,128
Boston Properties LP
2.55%, 04/01/2032	3,765,000	2,707,348
3.20%, 01/15/2025	228,000	216,223
3.65%, 02/01/2026	148,000	137,316
Brixmor Operating Partnership LP
2.25%, 04/01/2028	380,000	303,634
2.50%, 08/16/2031	215,000	154,055
3.85%, 02/01/2025	200,000	191,092
Corporate Office Properties LP
2.00%, 01/15/2029	175,000	130,530
2.75%, 04/15/2031	624,000	450,878
Crown Castle, Inc.
3.25%, 01/15/2051	194,000	118,628
3.70%, 06/15/2026	858,000	796,458
3.80%, 02/15/2028	797,000	718,448
4.00%, 03/01/2027	377,000	348,781
Digital Realty Trust LP
3.70%, 08/15/2027	115,000	104,688
Equinix, Inc.
2.00%, 05/15/2028	901,000	730,810
2.15%, 07/15/2030	2,406,000	1,831,566
2.90%, 11/18/2026	560,000	498,982
Essex Portfolio LP
2.65%, 03/15/2032	365,000	277,195
Goodman US Finance Three LLC
3.70%, 03/15/2028*	215,000	191,502
Healthcare Realty Holdings LP
2.00%, 03/15/2031	300,000	216,068
Security Description	Shares or Principal Amount	Value

REITS (continued)
3.10%, 02/15/2030	$ 795,000	$ 639,138
Healthpeak Properties, Inc.
2.13%, 12/01/2028	679,000	550,311
3.50%, 07/15/2029	356,000	307,172
Iron Mountain, Inc.
4.50%, 02/15/2031*	2,745,000	2,223,436
Life Storage LP
2.40%, 10/15/2031	255,000	187,796
4.00%, 06/15/2029	415,000	360,188
Mid-America Apartments LP
1.70%, 02/15/2031	300,000	221,485
National Retail Properties, Inc.
4.00%, 11/15/2025	291,000	275,709
Office Properties Income Trust
2.40%, 02/01/2027	525,000	360,765
3.45%, 10/15/2031	265,000	162,316
Physicians Realty LP
2.63%, 11/01/2031	265,000	196,504
Public Storage
1.95%, 11/09/2028	315,000	259,149
2.25%, 11/09/2031	265,000	203,405
Regency Centers LP
2.95%, 09/15/2029	335,000	272,110
4.13%, 03/15/2028	400,000	363,465
Sabra Health Care LP
3.20%, 12/01/2031	430,000	309,968
Safehold Operating Partnership LP
2.80%, 06/15/2031	1,200,000	887,260
SBA Communications Corp.
3.13%, 02/01/2029	2,080,000	1,681,118
Scentre Group Trust 1/Scentre Group Trust 2
3.50%, 02/12/2025*	400,000	379,112
Scentre Group Trust 2
4.75%, 09/24/2080*	405,000	342,436
SITE Centers Corp.
4.70%, 06/01/2027	94,000	86,819
UDR, Inc.
2.10%, 08/01/2032	310,000	218,642
3.00%, 08/15/2031	55,000	43,141
3.20%, 01/15/2030	370,000	305,869
Ventas Realty LP
3.75%, 05/01/2024	380,000	369,233
Welltower, Inc.
3.10%, 01/15/2030	260,000	212,258
6.50%, 03/15/2041	250,000	236,923
WP Carey, Inc.
2.40%, 02/01/2031	395,000	296,616
4.25%, 10/01/2026	790,000	738,875
		26,872,814
Retail — 0.4%
7-Eleven, Inc.
0.95%, 02/10/2026*	325,000	279,516
1.30%, 02/10/2028*	261,000	211,594
2.50%, 02/10/2041*	266,000	161,700
Alimentation Couche-Tard, Inc.
3.44%, 05/13/2041*	545,000	363,509
3.63%, 05/13/2051*	610,000	383,961
3.80%, 01/25/2050*	400,000	260,485
AutoZone, Inc.
1.65%, 01/15/2031	340,000	251,149

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Retail (continued)
Home Depot, Inc.
4.40%, 03/15/2045	$ 180,000	$ 149,212
4.95%, 09/15/2052	369,000	331,709
Lowe's Cos., Inc.
1.70%, 10/15/2030	560,000	422,347
2.63%, 04/01/2031	365,000	292,234
3.13%, 09/15/2024	180,000	174,028
McDonald's Corp.
4.70%, 12/09/2035	155,000	141,193
6.30%, 10/15/2037	102,000	104,910
Nordstrom, Inc.
4.00%, 03/15/2027	520,000	440,868
4.25%, 08/01/2031	581,000	421,806
O'Reilly Automotive, Inc.
3.60%, 09/01/2027	185,000	170,604
Penske Automotive Group, Inc.
3.75%, 06/15/2029	2,445,000	2,007,223
		6,568,048
Semiconductors — 0.8%
Analog Devices, Inc.
2.80%, 10/01/2041	473,000	324,995
Broadcom, Inc.
1.95%, 02/15/2028*	1,200,000	977,729
3.14%, 11/15/2035*	2,538,000	1,760,545
3.19%, 11/15/2036*	2,581,000	1,760,406
3.47%, 04/15/2034*	2,079,000	1,556,146
4.15%, 11/15/2030	1,146,000	985,642
4.93%, 05/15/2037*	1,552,000	1,279,641
KLA Corp.
3.30%, 03/01/2050	350,000	235,238
Microchip Technology, Inc.
0.97%, 02/15/2024	167,000	157,110
0.98%, 09/01/2024	346,000	317,534
2.67%, 09/01/2023	404,000	394,040
NXP BV/NXP Funding LLC/NXP USA, Inc.
2.50%, 05/11/2031	725,000	545,263
3.25%, 05/11/2041	745,000	483,846
QUALCOMM, Inc.
4.50%, 05/20/2052	290,000	240,572
TSMC Arizona Corp.
4.50%, 04/22/2052	335,000	277,261
TSMC Global, Ltd.
4.63%, 07/22/2032*	274,000	251,889
Xilinx, Inc.
2.38%, 06/01/2030	1,283,000	1,047,911
		12,595,768
Software — 0.4%
Activision Blizzard, Inc.
1.35%, 09/15/2030	487,000	369,382
Fiserv, Inc.
3.20%, 07/01/2026	180,000	165,150
3.50%, 07/01/2029	1,675,000	1,453,262
4.40%, 07/01/2049	175,000	131,576
Microsoft Corp.
2.40%, 08/08/2026	200,000	185,053
2.92%, 03/17/2052	325,000	219,586
3.04%, 03/17/2062	91,000	59,303
3.50%, 02/12/2035	137,000	120,765
Security Description	Shares or Principal Amount	Value

Software (continued)
Oracle Corp.
2.30%, 03/25/2028	$ 635,000	$ 531,186
3.80%, 11/15/2037	200,000	145,369
3.85%, 07/15/2036	54,000	40,409
3.90%, 05/15/2035	46,000	35,593
4.30%, 07/08/2034	81,000	66,626
4.38%, 05/15/2055	200,000	135,678
Roper Technologies, Inc.
1.40%, 09/15/2027	680,000	558,740
SS&C Technologies, Inc.
5.50%, 09/30/2027*	1,123,000	1,044,155
VMware, Inc.
1.40%, 08/15/2026	859,000	732,820
4.65%, 05/15/2027	280,000	264,776
Workday, Inc.
3.50%, 04/01/2027	563,000	519,318
		6,778,747
Telecommunications — 0.9%
AT&T, Inc.
1.65%, 02/01/2028	110,000	90,763
2.25%, 02/01/2032	765,000	574,774
3.50%, 06/01/2041	304,000	214,780
3.55%, 09/15/2055	1,393,000	886,452
Corning, Inc.
3.90%, 11/15/2049	580,000	396,020
Deutsche Telekom International Finance BV
4.88%, 03/06/2042*	400,000	330,178
NBN Co., Ltd.
2.63%, 05/05/2031*	1,050,000	816,168
Rogers Communications, Inc.
4.50%, 03/15/2042*	3,354,000	2,658,278
4.55%, 03/15/2052*	3,714,000	2,869,273
Telefonica Emisiones SAU
4.67%, 03/06/2038	265,000	199,833
T-Mobile USA, Inc.
2.55%, 02/15/2031	4,081,000	3,227,813
4.38%, 04/15/2040	317,000	258,143
Verizon Communications, Inc.
2.10%, 03/22/2028	110,000	92,442
2.36%, 03/15/2032	76,000	57,572
2.65%, 11/20/2040	495,000	314,207
4.27%, 01/15/2036	1,354,000	1,138,065
Vodafone Group PLC
4.88%, 06/19/2049	450,000	348,230
5.25%, 05/30/2048	226,000	184,788
6.25%, 11/30/2032	300,000	296,389
		14,954,168
Toys/Games/Hobbies — 0.0%
Hasbro, Inc.
3.90%, 11/19/2029	623,000	537,425
Transportation — 0.1%
Burlington Northern Santa Fe LLC
3.55%, 02/15/2050	193,000	138,624
3.65%, 09/01/2025	400,000	384,736
CSX Corp.
3.35%, 09/15/2049	85,000	57,290
4.75%, 11/15/2048	345,000	292,578
Indian Railway Finance Corp., Ltd.
2.80%, 02/10/2031*	652,000	487,040

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Transportation (continued)
Kansas City Southern
4.70%, 05/01/2048	$ 382,000	$ 312,170
Union Pacific Corp.
4.10%, 09/15/2067	100,000	72,372
		1,744,810
Water — 0.1%
American Water Capital Corp.
2.80%, 05/01/2030	500,000	417,235
3.45%, 06/01/2029	450,000	397,882
		815,117
Total Corporate Bonds & Notes (cost $630,304,372)		514,069,946
ASSET BACKED SECURITIES — 13.0%
Auto Loan Receivables — 1.7%
CarNow Auto Receivables Trust
Series 2021-1A, Class A 0.97%, 10/15/2024*	12,554	12,536
Carvana Auto Receivables Trust
Series 2019-3A, Class D 3.04%, 04/15/2025*	2,240,000	2,218,527
Credit Acceptance Auto Loan Trust
Series 2021-3A, Class C 1.63%, 09/16/2030*	282,000	248,922
Series 2020-1A, Class B 2.39%, 04/16/2029*	1,565,000	1,546,728
Series 2022-3A, Class C 8.45%, 02/15/2033*(3)	1,600,000	1,599,926
DT Auto Owner Trust
Series 2021-2A, Class C 1.10%, 02/16/2027*	940,000	888,375
Series 2019-4A, Class C 2.73%, 07/15/2025*	222,362	222,008
Series 2022-2A, Class B 4.22%, 01/15/2027*	2,300,000	2,234,128
Exeter Automobile Receivables Trust
Series 2020-1A, Class C 2.49%, 01/15/2025*	128,433	128,297
Series 2019-3A, Class D 3.11%, 08/15/2025*	1,299,263	1,282,880
Series 2022-2A, Class D 4.56%, 07/17/2028	2,100,000	1,944,689
Series 2022-4A, Class D 5.98%, 12/15/2028	1,700,000	1,603,789
Flagship Credit Auto Trust
Series 2019-4, Class D 3.12%, 01/15/2026*	1,900,000	1,809,839
Series 2022-3, Class D 6.00%, 07/17/2028*	809,000	759,589
Series 2022-4, Class C 7.71%, 10/16/2028*	1,700,000	1,699,602
GLS Auto Receivables Issuer Trust
Series 2021-3A, Class D 1.48%, 07/15/2027*	2,900,000	2,563,284
Santander Drive Auto Receivables Trust
Series 2022-4, Class A3 4.14%, 02/16/2027	2,316,000	2,259,440
Security Description	Shares or Principal Amount	Value

Auto Loan Receivables (continued)
Santander Retail Auto Lease Trust
Series 2020-A, Class C 2.08%, 03/20/2024*	$ 1,154,000	$ 1,142,467
Securitized Term Auto Loan Receivables Trust
Series 2019-CRTA, Class B 2.45%, 03/25/2026*	173,218	171,863
Series 2019-CRTA, Class C 2.85%, 03/25/2026*	206,371	204,892
Sonoran Auto Receivables Trust
4.75%, 07/15/2024 to 06/15/2025(3)	597,782	569,933
Tricolor Auto Securitization Trust
Series 2020-1A, Class A 4.88%, 11/15/2026*	71,253	71,164
US Auto Funding Trust
Series 2022-1A, Class B 5.13%, 12/15/2025*	2,200,000	2,066,053
Veros Auto Receivables Trust
Series 2021-1, Class A 0.92%, 10/15/2026*	297,012	291,505
		27,540,436
Credit Card Receivables — 0.3%
Consumer Receivables Asset Investment Trust FRS
Series 2021-1, Class A1X 3.22%, (3 ML+3.00%), 03/24/2023*	659,949	659,948
Continental Finance Credit Card ABS Master Trust
Series 2020-1A, Class A 2.24%, 12/15/2028*	990,000	927,163
Series 2022-A, Class A 6.19%, 10/15/2030*	1,700,000	1,607,286
Mercury Financial Credit Card Master Trust
Series 2021-1A, Class A 1.54%, 03/20/2026*	1,095,000	1,034,125
		4,228,522
Other Asset Backed Securities — 11.0%
Academic Loan Funding Trust FRS
Series 2013-1A, Class A 4.39%, (1 ML+0.80%), 12/26/2044*	149,653	143,634
Accelerated Assets LLC
Series 2021-1H, Class B 1.90%, 10/20/2040*	980,083	865,229
ACREC, Ltd. FRS
Series 2021-FL1, Class C 5.59%, (1 ML+2.15%), 10/16/2036*	1,389,000	1,299,924
Series 2021-FL1, Class D 6.09%, (1 ML+2.65%), 10/16/2036*	1,675,500	1,538,560
ACRES Commercial Realty, Ltd. FRS
Series 2021-FL2, Class C 6.06%, (1 ML+2.65%), 01/15/2037*	1,682,000	1,579,602
Allegro CLO II-S, Ltd. FRS
Series 2014-1RA, Class A2 5.88%, (3 ML+1.60%), 10/21/2028*	2,477,180	2,375,373
American Homes 4 Rent Trust
Series 2015-SFR1, Class A 3.47%, 04/17/2052*	860,681	809,542
Series 2014-SFR3, Class A 3.68%, 12/17/2036*	1,279,756	1,222,176

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Other Asset Backed Securities (continued)
Series 2014-SFR2, Class A 3.79%, 10/17/2036*	$ 858,833	$ 824,979
Series 2014-SFR3, Class C 4.60%, 12/17/2036*	150,000	144,540
Series 2015-SFR1, Class E 5.64%, 04/17/2052*	370,000	359,540
Series 2015-SFR2, Class E 6.07%, 10/17/2052*	500,000	486,895
Series 2014-SFR2, Class E 6.23%, 10/17/2036*	150,000	147,342
Series 2014-SFR3, Class E 6.42%, 12/17/2036*	275,000	271,646
AMSR Trust
Series 2020-SFR4, Class C 1.86%, 11/17/2037*	2,000,000	1,756,169
Series 2020-SFR3, Class E1 2.56%, 09/17/2037*	1,535,000	1,352,192
Series 2022-SFR3, Class E2 4.00%, 10/17/2039*	1,750,000	1,389,998
Arbor Realty Collateralized Loan Obligation, Ltd. FRS
Series 2020-FL1, Class C 5.54%, (SOFR30A+2.16%), 02/15/2035*	1,794,500	1,703,446
Arbor Realty Commercial Real Estate Notes, Ltd. FRS
Series 2021-FL2, Class B 5.01%, (1 ML+1.60%), 05/15/2036*	625,500	589,511
Series 2021-FL3, Class C 5.26%, (1 ML+1.85%), 08/15/2034*	951,500	874,791
Series 2021-FL1, Class C 5.41%, (1 ML+2.00%), 12/15/2035*	461,000	435,182
Series 2021-FL3, Class D 5.61%, (1 ML+2.20%), 08/15/2034*	527,000	479,477
Series 2021-FL4, Class C 5.71%, (1 ML+2.30%), 11/15/2036*	1,850,500	1,728,209
Series 2022-FL1, Class D 5.79%, (SOFR30A+3.00%), 01/15/2037*	5,065,500	4,838,694
Series 2021-FL1, Class D 6.36%, (1 ML+2.95%), 12/15/2035*	424,000	391,095
Atrium XII FRS
5.67%, (3 ML+1.35%), 04/22/2027*	2,950,000	2,854,830
Babson CLO, Ltd. FRS
Series 2013-IA, Class BR 5.49%, (3 ML+1.25%), 01/20/2028*	4,300,018	4,173,124
BDS, Ltd. FRS
Series 2019-FL4, Class A 4.51%, (1 ML+1.10%), 08/15/2036*	170,428	169,247
Series 2021-FL7, Class B 4.94%, (1 ML+1.50%), 06/16/2036*	684,000	642,704
BSPRT Issuer, Ltd. FRS
Series 2019-FL5, Class C 5.41%, (1 ML+2.00%), 05/15/2029*	1,485,000	1,447,858
Series 2021-FL7, Class C 5.71%, (1 ML+2.30%), 12/15/2038*	450,000	420,846
Series 2021-FL7, Class D 6.16%, (1 ML+2.75%), 12/15/2038*	513,000	474,650
Business Jet Securities LLC
Series 2021-1A, Class A 2.16%, 04/15/2036*	783,015	678,157
Security Description	Shares or Principal Amount	Value

Other Asset Backed Securities (continued)
Series 2021-1A, Class B 2.92%, 04/15/2036*	$ 1,592,476	$ 1,288,187
Series 2020-1A, Class A 2.98%, 11/15/2035*	947,063	863,879
BXG Receivables Note Trust
Series 2022-A, Class C 5.35%, 09/28/2037*	1,989,845	1,827,164
Camillo Issuer LLC
5.00%, 12/05/2023	1,334,268	1,321,593
Cars Net Lease Mtg. Notes
Series 2020-1A, Class A3 3.10%, 12/15/2050*	371,563	320,085
CAUTO
Series 2020-1A, Class A4 3.19%, 02/15/2050*	1,179,051	1,095,169
CFIN Issuer LLC
Series 2022-RTL1, Class AA 3.25%, 02/16/2026*	2,000,000	1,937,000
CHCP, Ltd. FRS
Series 2021-FL1, Class B 5.18%, (SOFR30A+1.76%), 02/15/2038*	566,500	541,867
Series 2021-FL1, Class C 5.63%, (SOFR30A+2.21%), 02/15/2038*	642,000	609,621
CLNC, Ltd. FRS
Series 2019-FL1, Class B 5.48%, (SOFR30A+2.01%), 08/20/2035*	910,000	866,316
Series 2019-FL1, Class C 5.98%, (SOFR30A+2.51%), 08/20/2035*	1,480,000	1,404,887
Columbia Cent CLO, Ltd. FRS
Series 2018-28A, Class A2R 6.23%, (3 ML+1.70%), 11/07/2030*	3,656,527	3,459,437
Series 2018-28A, Class BR 6.68%, (3 ML+2.15%), 11/07/2030*	2,328,072	2,136,088
Corevest American Finance Trust
Series 2019-3, Class A 2.71%, 10/15/2052*	660,862	612,162
Series 2019-3, Class B 3.16%, 10/15/2052*	1,900,000	1,579,790
Series 2019-1, Class B 3.88%, 03/15/2052*	1,025,000	991,984
Cutwater, Ltd. FRS
Series 2015-1A, Class BR 5.88%, (3 ML+1.80%), 01/15/2029*	4,810,000	4,651,251
Series 2014-1A, Class BR 6.48%, (3 ML+2.40%), 07/15/2026*	433,815	429,287
DataBank Issuer LLC
Series 2021-1A, Class A2 2.06%, 02/27/2051*	1,250,000	1,066,907
Diamond Resorts Owner Trust
Series 2018-1, Class A 3.70%, 01/21/2031*	195,730	191,188
Diversified ABS Phase III LLC
4.88%, 04/28/2039*(3)	2,623,227	2,544,530
Diversified ABS Phase VI LLC
7.50%, 11/28/2039(3)	1,385,000	1,348,591
Dryden 55 CLO, Ltd. FRS
Series 2018-55A, Class B 5.63%, (3 ML+1.55%), 04/15/2031*	5,500,000	5,176,825

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Other Asset Backed Securities (continued)
FirstKey Homes Trust
Series 2020-SFR1, Class D 2.24%, 08/17/2037*	$ 1,500,000	$ 1,314,603
Series 2020-SFR2, Class E 2.67%, 10/19/2037*	1,500,000	1,307,817
Series 2022-SFR1, Class D 5.20%, 05/17/2039*	880,000	804,028
FMC GMSR Issuer Trust VRS
Series 2021-GT1, Class A 3.62%, 07/25/2026*(6)	2,200,000	1,730,682
Series 2021-SAT1, Class A 3.69%, 02/25/2024*(6)	3,330,000	3,180,150
Series 2021-GT2, Class A 3.85%, 10/25/2026*(6)	1,750,000	1,401,445
Series 2020-GT1, Class A 4.45%, 01/25/2026*(6)	2,000,000	1,706,522
Foundation Finance Trust
Series 2019-1A, Class A 3.86%, 11/15/2034*	155,664	152,090
FTF Funding II LLC
8.00%, 08/15/2024(3)	39,327	31,462
GoodGreen Trust
Series 2019-2A, Class A 2.76%, 04/15/2055*	610,724	514,819
Series 2017-2A, Class A 3.26%, 10/15/2053*	465,147	414,328
Series 2017-1A, Class A 3.74%, 10/15/2052*	94,727	86,488
5.00%, 10/20/2051(3)	419,384	335,507
Harbourview CLO VII, Ltd. FRS
5.89%, (3 ML+1.70%), 07/18/2031*	2,865,000	2,661,170
HERO Funding Trust
Series 2016-3A, Class A1 3.08%, 09/20/2042*	86,538	79,475
Series 2017-3A, Class A2 3.95%, 09/20/2048*	315,661	287,906
Series 2017-1A, Class A2 4.46%, 09/20/2047*	256,318	240,034
Hilton Grand Vacations Trust
Series 2017-AA, Class A 2.66%, 12/26/2028*	48,728	47,745
Jonah Energy ABS I LLC
Series 2022-1, Class A1 7.20%, 12/10/2037*	970,000	954,347
Series 2022-1, Class A2 7.80%, 11/10/2037(3)	1,120,000	1,098,313
Ladder Capital Commercial Mtg. Trust FRS
Series 2021-FL2, Class C 5.56%, (1 ML+2.15%), 12/13/2038*	1,072,500	976,850
LoanCore Issuer, Ltd. FRS
Series 2018-CRE1, Class AS 4.91%, (1 ML+1.50%), 05/15/2028*	3,552,331	3,537,825
Series 2021-CRE5, Class AS 5.16%, (1 ML+1.75%), 07/15/2036*	3,077,500	2,849,947
Series 2021-CRE5, Class B 5.41%, (1 ML+2.00%), 07/15/2036*	1,115,000	1,028,848
Series 2019-CRE2, Class D 5.86%, (1 ML+2.45%), 05/15/2036*	501,000	490,621
Series 2018-CRE1, Class C 5.96%, (1 ML+2.55%), 05/15/2028*	1,025,000	999,091
Security Description	Shares or Principal Amount	Value

Other Asset Backed Securities (continued)
LP LMS Asset Securization Trust
Series 2021-2A, Class A 1.75%, 01/15/2029*	$ 1,232,950	$ 1,198,570
3.23%, 10/15/2028	628,928	619,681
Lument Finance Trust, Inc. FRS
Series 2021-FL1, Class C 5.36%, (1 ML+1.95%), 06/15/2039*	2,150,000	2,035,364
Madison Park Funding XXIII, Ltd. FRS
Series 2017-23A, Class CR 6.36%, (3 ML+2.00%), 07/27/2031*	3,200,273	2,989,484
Mariner Finance Issuance Trust
Series 2019-AA, Class B 3.51%, 07/20/2032*	1,075,000	1,011,179
MF1, Ltd. FRS
Series 2022-FL8, Class C 5.09%, (SOFR30A+2.20%), 02/19/2037*	1,327,832	1,246,574
Series 2022-FL8, Class D 5.54%, (SOFR30A+2.65%), 02/19/2037*	767,466	703,899
Series 2020-FL4, Class AS 5.59%, (SOFR30A+2.21%), 11/15/2035*	1,334,500	1,278,661
MidOcean Credit CLO II FRS
Series 2013-2A, Class BR 6.06%, (3 ML+1.65%), 01/29/2030*	4,114,474	3,921,682
MVW LLC
Series 2021-1WA, Class A 1.14%, 01/22/2041*	733,704	658,124
Neuberger Berman CLO XV FRS
Series 2013-15A, Class CR2 5.93%, (3 ML+1.85%), 10/15/2029*	1,414,771	1,309,058
Neuberger Berman CLO XXI, Ltd. FRS
Series 2016-21A, Class CR2 6.29%, (3 ML+2.05%), 04/20/2034*	1,276,441	1,168,452
NRZ Excess Spread-Collateralized Notes
Series 2021-FHT1, Class A 3.10%, 07/25/2026*	2,813,435	2,449,952
Series 2021-FNT2, Class A 3.23%, 05/25/2026*	1,275,220	1,119,664
Series 2020-PLS1, Class A 3.84%, 12/25/2025*	1,071,352	975,446
Oaktree CLO, Ltd. FRS
Series 2019-1A, Class BR 6.07%, (3 ML+1.75%), 04/22/2030*	2,169,250	2,029,900
Series 2019-1A, Class CR 6.67%, (3 ML+2.35%), 04/22/2030*	2,324,266	2,112,119
Octane Receivables Trust
Series 2021-1A, Class B 1.53%, 04/20/2027*	700,000	644,757
Series 2021-1A, Class C 2.23%, 11/20/2028*	600,000	544,549
OL SP LLC
4.16%, 02/09/2030	397,902	389,740
Oportun Funding XIV LLC
Series 2021-A, Class A 1.21%, 03/08/2028*	600,000	547,025

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Other Asset Backed Securities (continued)
Oportun Issuance Trust
Series 2021-B, Class A 1.47%, 05/08/2031*	$ 1,100,000	$ 959,820
P4 SFR Holdco LLC
7.25%, 10/11/2026(3)	1,100,000	1,100,000
Pagaya AI Debt Selection Trust
Series 2021-1, Class A 1.18%, 11/15/2027*	963,517	943,501
Palmer Square Loan Funding, Ltd. FRS
Series 2020-1A, Class A2 4.33%, (3 ML+1.35%), 02/20/2028*	1,890,000	1,830,270
Series 2020-1A, Class B 4.88%, (3 ML+1.90%), 02/20/2028*	1,671,732	1,592,221
Parallel, Ltd. FRS
Series 2015-1A, Class C1R 5.99%, (3 ML+1.75%), 07/20/2027*	680,000	657,595
Series 2015-1A, Class C2R 5.99%, (3 ML+1.75%), 07/20/2027*	730,000	705,947
PNMAC GMSR Issuer Trust FRS
Series 2022-GT1, Class A 7.25%, (SOFR30A+4.25%), 05/25/2027*	1,650,000	1,573,961
PRET LLC VRS
Series 2021-RN4, Class A1 2.49%, 10/25/2051*(6)	2,903,213	2,675,227
Pretium Mtg. Credit Partners I LLC
Series 2021-NPL1, Class A1 2.24%, 09/27/2060*(7)	1,589,912	1,498,772
Progress Residential Trust
Series 2021-SFR6, Class E1 2.43%, 07/17/2038*	1,800,000	1,484,643
Series 2022-SFR1, Class E1 3.93%, 02/17/2041*	2,050,000	1,602,804
Series 2022-SFR2, Class E1 4.55%, 04/17/2027	1,500,000	1,280,060
Series 2022-SFR3, Class E1 5.20%, 04/17/2039*	1,615,000	1,422,565
Race Point VIII CLO, Ltd. FRS
Series 2013-8A, Class AR2 4.02%, (3 ML+1.04%), 02/20/2030*	1,802,922	1,770,635
Renew Financial
Series 2017-1A, Class A 3.67%, 09/20/2052*	123,852	110,399
Starwood Commercial Mtg., Ltd. FRS
Series 2022-FL3, Class B 4.74%, (SOFR30A+1.95%), 11/15/2038*	759,000	718,619
Series 2022-FL3, Class C 4.99%, (SOFR30A+2.20%), 11/15/2038*	1,436,000	1,352,306
Series 2021-FL2, Class C 5.54%, (1 ML+2.10%), 04/18/2038*	1,072,500	1,006,136
Theorem Funding Trust
Series 2022-2A, Class A 6.06%, 12/15/2028*	1,100,382	1,080,461
TICP CLO I-2, Ltd. FRS
Series 2018-IA, Class A2 5.83%, (3 ML+1.50%), 04/26/2028*	2,991,269	2,919,215
Security Description	Shares or Principal Amount	Value

Other Asset Backed Securities (continued)
Tricon American Homes Trust
Series 2019-SFR1, Class D 3.20%, 03/17/2038*	$ 1,657,000	$ 1,478,899
Upstart Securitization Trust
Series 2021-1, Class A 0.87%, 03/20/2031*	139,268	138,284
VM DEBT LLC
7.46%, 07/18/2027(3)	2,000,000	1,901,528
VOLT C LLC
Series 2021-NPL9, Class A1 1.99%, 05/25/2051*(7)	798,816	717,082
VOLT CI LLC
Series 2021-NP10, Class A1 1.99%, 05/25/2051*(7)	1,037,806	943,226
VOLT XCII LLC
Series 2021-NPL1, Class A1 1.89%, 02/27/2051*(7)	716,607	646,315
VOLT XCIII LLC
Series 2021-NPL2, Class A1 1.89%, 02/27/2051*(7)	2,287,933	2,101,860
VOLT XCIV LLC
Series 2021-NPL3, Class A1 2.24%, 02/27/2051*(7)	1,584,638	1,373,971
VOLT XCIX LLC
Series 2021-NPL8, Class A1 2.12%, 04/25/2051*(7)	923,023	785,746
VOLT XCV LLC
Series 2021-NPL4, Class A1 2.24%, 03/27/2051*(7)	973,511	899,652
VOLT XCVI LLC
Series 2021-NPL5, Class A1 2.12%, 03/27/2051*(7)	1,342,601	1,219,930
VOLT XCVII LLC
Series 2021-NPL6, Class A1 2.24%, 04/25/2051*(7)	1,414,279	1,278,840
Voya CLO, Ltd. FRS
Series 2012-4A, Class A2R3 5.53%, (3 ML+1.45%), 10/15/2030*	1,058,177	990,879
Series 2012-4A, Class BR3 6.03%, (3 ML+1.95%), 10/15/2030*	446,999	406,260
Series 2012-4A, Class C1R3 7.38%, (3 ML+3.30%), 10/15/2030*	631,645	551,897
VSE VOI Mtg. LLC
Series 2018-A, Class A 3.56%, 02/20/2036*	160,082	154,773
		175,793,262
REITS — 0.0%
American Tower Trust I
Series 13, Class 2A 3.07%, 03/15/2048*	750,000	743,308
Total Asset Backed Securities (cost $223,228,007)		208,305,528
COLLATERALIZED MORTGAGE OBLIGATIONS — 12.1%
Commercial and Residential — 5.9%
Anchor Mtg. Trust
Series 2021-1, Class A1 2.60%, 10/25/2026*	2,750,000	2,741,407
AREIT Trust FRS
Series 2022-CRE6, Class B 4.74%, (SOFR30A+1.85%), 01/16/2037*	614,000	582,845

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and Residential (continued)
Series 2019-CRE3, Class A 4.76%, (SOFR30A+1.38%), 09/14/2036*	$ 79,818	$ 77,850
Series 2019-CRE3, Class B 5.04%, (SOFR30A+1.66%), 09/14/2036*	2,234,000	2,134,524
Series 2022-CRE6, Class C 5.04%, (SOFR30A+2.15%), 01/16/2037*	1,264,000	1,187,380
Series 2019-CRE3, Class C 5.39%, (SOFR30A+2.01%), 09/14/2036*	1,015,000	959,744
Series 2022-CRE6, Class D 5.74%, (SOFR30A+2.85%), 12/17/2024*	537,000	502,291
Series 2019-CRE3, Class D 6.14%, (SOFR30A+2.76%), 09/14/2036*	884,500	827,529
Barclays Commercial Mtg. Trust
Series 2019-C5, Class A4 3.06%, 11/15/2052	1,315,000	1,115,897
Bear Stearns ARM Trust VRS
Series 2003-5, Class 2A1 3.36%, 08/25/2033(6)	74,511	69,167
Blackstone Mtg. Trust, Inc. FRS
Series 2020-FL2, Class B 4.89%, (SOFR30A+1.51%), 02/15/2038*	875,000	841,797
BVRT Financing Trust
3.08%, 11/10/2022	578,447	577,701
BXMT, Ltd. FRS
Series 2021-FL4, Class AS 4.71%, (1 ML+1.30%), 05/15/2038*	2,281,000	2,169,078
Series 2021-FL4, Class B 4.96%, (1 ML+1.55%), 05/15/2038*	4,995,500	4,671,330
Cantor Commercial Real Estate Lending
Series 2019-CF2, Class A5 2.87%, 11/15/2052	3,173,122	2,585,087
Citigroup Commercial Mtg. Trust
Series 2020-GC46, Class A5 2.72%, 02/15/2053	2,780,000	2,285,384
Citigroup Commercial Mtg. Trust VRS
Series 2016-P6, Class A5 3.72%, 12/10/2049(6)	843,000	777,037
COMM Mtg. Trust
Series 2020-CBM, Class A2 2.90%, 02/10/2037*	1,950,000	1,779,565
Series 2015-LC19, Class A4 3.18%, 02/10/2048	5,000,000	4,721,833
Series 2015-DC1, Class A5 3.35%, 02/10/2048	5,000,000	4,741,199
Series 2017-COR2, Class A3 3.51%, 09/10/2050	5,110,000	4,645,592
Series 2015-CR24, Class A5 3.70%, 08/10/2048	770,833	724,240
Series 2015-LC21, Class A4 3.71%, 07/10/2048	2,496,639	2,361,923
Series 2015-CR25, Class A4 3.76%, 08/10/2048	625,000	589,522
Security Description	Shares or Principal Amount	Value

Commercial and Residential (continued)
Series 2015-PC1, Class A5 3.90%, 07/10/2050	$ 1,137,175	$ 1,083,341
COMM Mtg. Trust VRS
Series 2018-HOME, Class A 3.82%, 04/10/2033*(6)	1,790,000	1,609,516
Credit Suisse First Boston Mtg. Securities Corp. VRS
Series 2004-AR2, Class 2A1 2.62%, 03/25/2034(6)	40,666	38,679
DBWF Mtg. Trust
Series 2015-LCM, Class A1 3.00%, 06/10/2034*	564,465	518,902
DBWF Mtg. Trust VRS
Series 2015-LCM, Class A2 3.42%, 06/10/2034*(6)	1,000,000	867,216
DSLA Mtg. Loan Trust FRS
Series 2004-AR3, Class 2A2A 4.22%, (1 ML+0.74%), 07/19/2044	482,764	424,253
Federal Home Loan Mtg. Corp. Multifamily WI Certs.
3.82%, 01/25/2033	1,700,000	1,536,475
GSR Mtg. Loan Trust FRS
Series 2005-7F, Class 3A1 4.09%, (1 ML+0.50%), 09/25/2035	3,047	2,976
Independence Plaza Trust
Series 2018-INDP, Class A 3.76%, 07/10/2035*	1,180,000	1,097,287
IndyMac INDX Mtg. Loan Trust VRS
Series 2005-AR1, Class 1A1 2.98%, 03/25/2035(6)	83,534	75,692
JPMBB Commercial Mtg. Securities Trust
Series 2014-C26, Class A4 3.49%, 01/15/2048	5,000,000	4,749,770
JPMorgan Mtg. Trust VRS
Series 2003-A1, Class 1A1 2.92%, 10/25/2033(6)	242,978	217,984
LHOME Mtg. Trust VRS
Series 2021-RTL1, Class A1 2.09%, 09/25/2026*(6)	970,000	927,520
LoanCore Issuer, Ltd. FRS
Series 2019-CRE3, Class AS 4.78%, (1 ML+1.37%), 04/15/2034*	599,262	596,420
Series 2019-CRE3, Class B 5.01%, (1 ML+1.60%), 04/15/2034*	844,650	840,194
Series 2019-CRE3, Class C 5.36%, (1 ML+1.95%), 04/15/2034*	795,150	779,711
Merrill Lynch Mtg. Investors Trust FRS
Series 2003-G, Class A2 2.74%, (6 ML+0.68%), 01/25/2029	335,848	323,746
Series 2003-F, Class A1 4.23%, (1 ML+0.64%), 10/25/2028	127,062	118,181
MF1 Multifamily Housing Mtg. Loan Trust FRS
Series 2021-FL5, Class C 5.19%, (SOFR30A+1.81%), 07/15/2036*	1,348,500	1,261,821
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C21, Class A4 3.34%, 03/15/2048	1,207,415	1,131,959

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and Residential (continued)
MRA Issuance Trust FRS
Series 2021-EBO7, Class A1X 2.86%, (1 ML+2.75%), 02/15/2023	$ 2,000,533	$ 1,853,072
MRCD Mtg. Trust
Series 2019-PARK, Class A 2.72%, 12/15/2036*	1,920,000	1,758,426
Series 2019-PARK, Class D 2.72%, 12/15/2036*	1,242,000	1,095,350
PFP, Ltd. FRS
Series 2021-7, Class B 4.81%, (1 ML+1.40%), 04/14/2038*	486,976	461,366
Series 2021-7, Class C 5.06%, (1 ML+1.65%), 04/14/2038*	852,957	796,478
PRPM LLC VRS
Series 2021-1, Class A1 2.12%, 01/25/2026*(6)	1,376,647	1,263,473
Series 2021-2, Class A1 2.12%, 03/25/2026*(6)	1,004,879	926,063
Ready Capital Mtg. Financing LLC FRS
Series 2021-FL7, Class C 5.79%, (1 ML+2.20%), 11/25/2036*	720,000	667,174
Series 2021-FL7, Class D 6.54%, (1 ML+2.95%), 11/25/2036*	845,000	770,926
Sequoia Mtg. Trust FRS
Series 2004-9, Class A1 4.17%, (1 ML+0.68%), 10/20/2034	405,537	360,770
Series 2003-1, Class 1A 4.25%, (1 ML+0.76%), 04/20/2033	381,420	346,909
SLG Office Trust
Series 2021-OVA, Class A 2.59%, 07/15/2041*	2,010,000	1,563,159
Structured Asset Mtg. Investments II Trust FRS
Series 2005-AR5, Class A3 3.98%, (1 ML+0.50%), 07/19/2035	223,491	198,894
Thornburg Mtg. Securities Trust VRS
Series 2004-4, Class 3A 2.23%, 12/25/2044(6)	56,191	51,801
Towd Point Mtg. Trust VRS
Series 2021-R1, Class A1 2.92%, 11/30/2060*(6)	2,828,253	2,227,231
TVC Mtg. Trust
Series 2020-RTL1, Class A1 3.47%, 09/25/2024*	858,280	853,895
UBS Commercial Mtg. Trust
Series 2018-C8, Class A4 3.98%, 02/15/2051	2,736,930	2,497,585
VM Master Issuer LLC VRS
Series 2022-1, Class A1 5.16%, 05/24/2025*(6)	1,900,000	1,780,743
WaMu Mtg. Pass-Through Certs. Trust FRS
Series 2005-AR6, Class 2A1A 4.05%, (1 ML+0.46%), 04/25/2045	19,914	18,867
Wells Fargo Commercial Mtg. Trust
Series 2016-C34, Class A4 3.10%, 06/15/2049	1,100,000	1,007,386
Series 2017-C42, Class A4 3.59%, 12/15/2050	1,910,000	1,716,487
Security Description	Shares or Principal Amount	Value

Commercial and Residential (continued)
Series 2016-LC25, Class A4 3.64%, 12/15/2059	$ 5,195,581	$ 4,784,900
Series 2015-C30, Class A4 3.66%, 09/15/2058	729,000	687,883
Series 2014-LC16, Class A5 3.82%, 08/15/2050	5,000,000	4,832,128
		94,392,531
U.S. Government Agency — 6.2%
Federal Home Loan Mtg. Corp. Multifamily Mtg. Trust VRS
Series 2016-K59, Class B 3.58%, 11/25/2049*(6)	690,000	631,098
Series 2018-W5FX, Class BFX 3.66%, 04/25/2028*(6)	2,000,000	1,766,870
Series 2015-K44, Class B 3.72%, 01/25/2048*(6)	3,390,000	3,218,869
Series 2016-K722, Class B 3.88%, 07/25/2049*(6)	625,000	618,929
Series 2014-K40, Class C 4.07%, 11/25/2047*(6)	639,000	613,407
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs.
2.81%, 01/25/2025	552,413	528,315
Series K146, Class A2 2.92%, 06/25/2054	2,100,000	1,775,395
3.12%, 06/25/2027	964,000	897,949
3.24%, 04/25/2027	776,000	727,472
3.33%, 05/25/2027	416,000	389,120
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. VRS
1.09%, 07/25/2029(6)(8)	1,921,739	111,008
1.14%, 08/25/2029(6)(8)	3,322,147	200,667
1.87%, 04/25/2030(6)(8)	914,237	100,574
3.06%, 07/25/2023(6)	1,172,000	1,156,383
3.21%, 04/25/2028(6)	719,000	664,424
3.25%, 04/25/2023(6)	4,671,413	4,642,059
3.30%, 11/25/2027(6)	681,000	636,052
3.32%, 02/25/2023(6)	2,604,871	2,592,170
Series K-150, Class A2 3.71%, 09/25/2032(6)	1,895,000	1,710,416
3.85%, 05/25/2028(6)	2,745,000	2,582,618
3.90%, 08/25/2028(6)	1,255,000	1,194,660
Federal Home Loan Mtg. Corp. REMIC
Zero Coupon 11/15/2037 to 10/15/2039(9)	566,164	468,738
2.00%, 05/15/2042	1,406,028	1,171,531
3.00%, 06/15/2028 to 07/15/2039	227,372	215,960
4.00%, 08/15/2044(8)	41,061	5,260
4.50%, 12/15/2040(8)	29,795	2,710
5.50%, 09/15/2033	1,152,533	1,166,592
5.50%, 02/15/2036(8)	37,727	6,357
Federal Home Loan Mtg. Corp. REMIC FRS
3.91%, (1 ML+0.50%), 07/15/2042	128,459	125,914
Federal Home Loan Mtg. Corp. SCRT
Series 2019-4, Class MA 3.00%, 02/25/2059	293,806	272,297

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Series 2019-4, Class MV 3.00%, 02/25/2059	$ 208,368	$ 181,890
Series 2022-1, Class MTU 3.25%, 11/25/2061	2,110,507	1,828,902
Series 2018-1, Class M60C 3.50%, 05/25/2057	2,521,671	2,353,139
Series 2019-1, Class MT 3.50%, 07/25/2058	1,255,184	1,123,844
Series 2019-2, Class MA 3.50%, 08/25/2058	17,499	16,506
Series 2019-2, Class MV 3.50%, 08/25/2058	156,579	142,604
Series 2019-3, Class MA 3.50%, 10/25/2058	184,339	174,514
Series 2019-3, Class MB 3.50%, 10/25/2058	747,444	627,303
Series 2019-3, Class MV 3.50%, 10/25/2058	202,334	184,982
Series 2018-2, Class M55D 4.00%, 11/25/2057	1,705,106	1,613,644
Series 2019-4, Class M55D 4.00%, 02/25/2059	950,598	896,466
Federal Home Loan Mtg. Corp. STRIPS
3.00%, 08/15/2042 to 01/15/2044	658,894	586,253
3.50%, 07/15/2042	1,025,176	943,537
Federal National Mtg. Assoc. REMIC
Series 2008-11, Class DO Zero Coupon, 03/25/2038(9)	495,140	401,114
Series 2020-M50, Class A1 0.67%, 10/25/2030	623,614	556,397
Series 2021-M3, Class 1A1 1.00%, 11/25/2033	485,028	447,690
Series 2020-M50, Class A2 1.20%, 10/25/2030	390,000	330,270
Series 2020-M38, Class 2A1 1.59%, 11/25/2028	363,388	314,388
Series 2013-53, Class CB 2.00%, 10/25/2040	10,247	10,075
Series 2016-19, Class AD 2.00%, 04/25/2046	128,507	115,451
Series 2015-M7, Class A2 2.59%, 12/25/2024	2,239,597	2,132,962
Series 2013-1, Class YI 3.00%, 02/25/2033(8)	155,553	14,541
Series 2013-64, Class KI 3.00%, 02/25/2033(8)	37,769	3,379
Series 2016-38, Class NA 3.00%, 01/25/2046	333,755	300,089
Series 2010-43, Class AH 3.25%, 05/25/2040	64,209	58,932
Series 2014-10, Class KM 3.50%, 09/25/2043	122,777	115,535
Series 2014-35, Class CA 3.50%, 06/25/2044	112,095	106,775
Series 2019-7, Class CA 3.50%, 11/25/2057	860,201	805,525
Series 2011-104, Class NY 4.00%, 03/25/2039	510,919	507,815
Series 2010-113, Class GB 4.00%, 10/25/2040	87,574	83,885
Security Description	Shares or Principal Amount	Value

U.S. Government Agency (continued)
Series 2016-40, Class IQ 4.00%, 07/25/2046(8)	$ 199,170	$ 38,320
Series 2010-47, Class MB 5.00%, 09/25/2039	792,196	782,308
Series 2005-93, Class PZ 5.50%, 10/25/2035	1,771,013	1,758,976
Series 2002-56, Class ZQ 6.00%, 09/25/2032	211,652	216,622
Series 2005-109, Class GE 6.00%, 12/25/2035	1,397,000	1,322,229
Federal National Mtg. Assoc. REMIC VRS
Series 2022-M3, Class A2 1.71%, 11/25/2031(6)	2,400,000	1,862,286
Series 2020-M50, Class X1 1.89%, 10/25/2030(6)(8)	6,038,240	510,501
Series 2021-M3, Class X1 1.94%, 11/25/2033(6)(8)	4,816,165	433,451
Series 2020-M38, Class X2 1.98%, 11/25/2028(6)(8)	2,083,292	190,910
Series 2022-M1S, Class A2 2.08%, 04/25/2032(6)	2,470,000	1,948,175
Series 2017-M3, Class A2 2.47%, 12/25/2026(6)	265,488	242,667
Series 2015-M8, Class A2 2.90%, 01/25/2025(6)	1,799,892	1,721,499
Series 2015-M2, Class A3 3.01%, 12/25/2024(6)	648,871	623,787
Series 2017-M8, Class A2 3.06%, 05/25/2027(6)	1,090,283	1,010,958
Series 2017-M12, Class A2 3.06%, 06/25/2027(6)	864,218	803,359
Series 2018-M4, Class A2 3.06%, 03/25/2028(6)	758,494	696,718
Series 2018-M3, Class A2 3.07%, 02/25/2030(6)	533,977	480,884
Series 2015-M10, Class A2 3.09%, 04/25/2027(6)	1,095,015	1,022,292
Series 2017-M5, Class A2 3.10%, 04/25/2029(6)	869,813	791,075
Series 2018-M10, Class A2 3.36%, 07/25/2028(6)	1,514,000	1,412,158
Series 2022-M2S, Class A2 3.75%, 08/25/2032(3)(6)	1,650,000	1,507,219
Freddie Mac REMICS
2.00%, 12/25/2051	2,334,717	1,993,090
Government National Mtg. Assoc. REMIC
Series 2010-157, Class OP Zero Coupon, 12/20/2040(9)	86,925	70,823
Series 2011-123, Class MA 4.00%, 07/20/2041	103,954	100,287
Series 2012-12, Class KN 4.50%, 09/20/2041	67,832	65,892
Series 2005-55, Class Z 4.75%, 07/20/2035	1,524,121	1,514,323
Series 2009-92, Class ZC 5.00%, 10/20/2039	640,920	635,416
Series 2010-105, Class B 5.00%, 08/20/2040	613,172	609,161

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Government National Mtg. Assoc. REMIC FRS
Series 2015-H07, Class ES 2.83%, (1 ML+0.47%), 02/20/2065	$ 1,078,710	$ 1,065,416
Series 2015-H15, Class FJ 3.07%, (1 ML+0.44%), 06/20/2065	555,607	547,938
Series 2015-H16, Class FG 3.07%, (1 ML+0.44%), 07/20/2065	911,410	897,512
Series 2015-H16, Class FL 3.07%, (1 ML+0.44%), 07/20/2065	2,034,989	2,004,746
Series 2011-H06, Class FA 3.08%, (1 ML+0.45%), 02/20/2061	688,088	680,595
Series 2015-H05, Class FC 3.11%, (1 ML+0.48%), 02/20/2065	2,524,776	2,484,175
Series 2015-H06, Class FA 3.11%, (1 ML+0.48%), 02/20/2065	1,547,503	1,527,840
Series 2015-H08, Class FC 3.11%, (1 ML+0.48%), 03/20/2065	4,396,569	4,340,821
Series 2015-H10, Class FC 3.11%, (1 ML+0.48%), 04/20/2065	2,622,860	2,586,170
Series 2015-H12, Class FA 3.11%, (1 ML+0.48%), 05/20/2065	1,492,523	1,472,931
Series 2013-H18, Class EA 3.13%, (1 ML+0.50%), 07/20/2063	631,993	627,493
Series 2015-H23, Class FB 3.15%, (1 ML+0.52%), 09/20/2065	725,835	716,084
Series 2015-H26, Class FG 3.15%, (1 ML+0.52%), 10/20/2065	534,370	525,878
Series 2012-H08, Class FB 3.23%, (1 ML+0.60%), 03/20/2062	518,619	514,528
Series 2014-H09, Class TA 3.23%, (1 ML+0.60%), 04/20/2064	471,075	467,953
Series 2015-H29, Class FL 3.23%, (1 ML+0.60%), 11/20/2065	1,802,219	1,776,930
Series 2015-H30, Class FE 3.23%, (1 ML+0.60%), 11/20/2065	2,144,353	2,118,179
Series 2015-H32, Class FH 3.29%, (1 ML+0.66%), 12/20/2065	644,653	637,958
Series 2016-H26, Class FC 3.63%, (1 ML+1.00%), 12/20/2066	358,916	354,663
Government National Mtg. Assoc. REMIC VRS
Series 2014-168, Class VB 3.42%, 06/16/2047(6)	429,674	426,964
Series 2015-137, Class W 5.50%, 10/20/2040(6)	1,063,318	1,082,581
Series 2015-137, Class WA 5.55%, 01/20/2038(6)	24,368	24,926
		98,419,888
Total Collateralized Mortgage Obligations (cost $210,373,038)		192,812,419
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 39.0%
U.S. Government — 21.1%
United States Treasury Bonds
1.13%, 05/15/2040	515,000	307,411
1.25%, 05/15/2050	4,241,000	2,185,275
1.38%, 11/15/2040(10)	20,380,000	12,590,223
1.38%, 08/15/2050	340,000	181,249
1.63%, 11/15/2050	4,325,000	2,473,359
Security Description	Shares or Principal Amount	Value

U.S. Government (continued)
1.75%, 08/15/2041	$ 6,050,000	$ 3,948,570
1.88%, 02/15/2041 to 11/15/2051	10,492,800	6,593,932
2.00%, 11/15/2041 to 08/15/2051	7,355,000	4,682,635
2.25%, 05/15/2041 to 02/15/2052	18,232,000	12,415,621
2.38%, 02/15/2042 to 11/15/2049	14,100,000	10,209,158
2.50%, 02/15/2045	3,900,000	2,806,629
2.88%, 05/15/2043 to 05/15/2052	7,104,000	5,548,133
3.00%, 11/15/2044 to 08/15/2052	7,028,000	5,618,435
3.13%, 02/15/2043	3,050,000	2,499,928
3.50%, 02/15/2039	351,200	318,851
3.63%, 08/15/2043 to 02/15/2044	4,225,000	3,741,889
3.75%, 11/15/2043	9,944,000	8,977,956
3.88%, 08/15/2040	7,140,000	6,707,974
4.25%, 11/15/2040	543,000	535,852
4.38%, 02/15/2038	360,000	365,920
5.25%, 11/15/2028	90,000	94,356
United States Treasury Bonds TIPS
1.75%, 01/15/2028(11)	1,654,076	1,657,726
2.50%, 01/15/2029(11)	5,255,819	5,496,077
United States Treasury Bonds STRIPS
Zero Coupon, 05/15/2023 to 08/15/2035	47,095,000	32,848,224
United States Treasury Notes
0.38%, 01/31/2026 to 09/30/2027	3,160,000	2,735,311
0.50%, 02/28/2026	8,315,000	7,312,978
0.63%, 08/15/2030	620,000	478,902
0.75%, 12/31/2023 to 04/30/2026	31,120,000	29,716,650
0.88%, 06/30/2026 to 09/30/2026	3,205,000	2,823,994
1.13%, 02/28/2025	10,000,000	9,264,844
1.25%, 03/31/2028 to 08/15/2031	14,173,500	12,039,462
1.50%, 01/31/2027 to 02/15/2030	876,000	745,423
1.63%, 02/15/2026 to 05/15/2031	2,316,400	1,915,293
1.75%, 12/31/2024 to 01/31/2029	5,866,100	5,356,886
1.88%, 02/28/2029	6,100,000	5,307,715
2.13%, 05/15/2025	155,000	146,281
2.25%, 03/31/2024 to 02/15/2027	20,227,000	19,369,527
2.50%, 02/28/2026 to 03/31/2027	11,940,000	11,082,464
2.75%, 07/31/2027 to 05/31/2029	2,917,000	2,719,071
2.88%, 05/31/2025 to 05/15/2032	26,566,000	24,501,129
3.13%, 08/31/2027 to 08/31/2029	5,345,000	5,048,152
3.25%, 06/30/2029	7,000,000	6,609,531
4.25%, 09/30/2024	57,600,000	57,307,500
		337,286,496
U.S. Government Agency — 17.9%
Federal Home Loan Mtg. Corp.
2.00%, 04/01/2037 to 08/01/2052	28,928,323	23,186,668
2.50%, 05/01/2037 to 08/01/2052	11,569,201	9,531,222
3.00%, 01/01/2038 to 10/01/2052	9,641,964	8,319,706
3.50%, 11/01/2037 to 09/01/2052	6,668,666	5,966,883
3.75%, 08/01/2032	2,200,000	1,997,350
4.00%, 07/01/2025 to 09/01/2049	3,071,818	2,861,380
4.50%, 07/01/2025 to 06/01/2048	1,575,353	1,515,516
5.00%, 11/01/2035 to 09/01/2052	97,609	96,664
5.50%, 05/01/2036 to 01/01/2038	15,838	16,241
Federal National Mtg. Assoc.
1.50%, 02/01/2042	76,225	60,336
1.93%, 11/01/2031	2,600,000	2,038,855
2.00%, 05/01/2037 to 06/01/2052	22,735,635	18,602,493
2.41%, 05/01/2023	94,147	92,690
2.42%, 10/01/2029	1,900,000	1,643,182
2.50%, 11/01/2031 to 09/01/2061	39,399,244	32,594,114

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
U.S. GOVERNMENT & AGENCY OBLIGATIONS (continued)
U.S. Government Agency (continued)
2.83%, 05/01/2027	$ 2,481,769	$ 2,293,606
2.84%, 04/01/2025	3,602,455	3,433,502
2.92%, 02/01/2030 to 05/01/2030	3,526,837	3,109,725
2.94%, 05/01/2030	1,680,000	1,479,944
2.97%, 06/01/2030	1,842,871	1,636,163
3.00%, 11/01/2028 to 07/01/2060	17,157,562	14,805,790
3.03%, 04/01/2030	2,000,000	1,770,247
3.04%, 12/01/2024	2,371,914	2,284,762
3.07%, 09/01/2024	3,834,843	3,708,504
3.12%, 06/01/2035	2,000,000	1,647,410
3.16%, 02/01/2032	2,669,784	2,324,630
3.50%, 04/01/2038 to 03/01/2060	4,886,462	4,384,220
3.54%, 06/01/2032	2,723,000	2,441,367
3.76%, 12/01/2035	1,785,985	1,606,011
3.77%, 12/01/2025	1,404,998	1,366,870
3.81%, 12/01/2028	920,000	869,989
3.95%, 01/01/2027	127,085	123,143
4.00%, 01/01/2035 to 10/01/2049	9,523,775	8,936,315
4.50%, 05/01/2025 to 09/01/2052	7,444,682	7,119,312
5.00%, 03/01/2034 to 09/01/2052	4,202,441	4,134,665
5.50%, 11/01/2034 to 05/01/2058	2,617,664	2,673,313
5.54%, 03/01/2038	873,585	888,727
6.00%, 02/01/2033 to 10/01/2038	146,091	150,235
Federal National Mtg. Assoc. VRS
1.75%, 03/01/2032(6)	3,099,571	2,375,521
Federal National Mtg. Assoc. Grantor Trust
Series 2017-T1, Class A 2.90%, 06/25/2027	1,518,171	1,401,523
Government National Mtg. Assoc.
2.00%, 01/20/2052	2,217,447	1,826,380
2.50%, 08/20/2051 to 06/20/2052	20,325,007	17,274,296
3.00%, 11/20/2044 to 06/20/2052	6,387,619	5,623,831
3.00%, November 30 TBA	2,000,000	1,740,781
3.50%, 10/20/2033 to 10/20/2052	11,160,558	10,034,412
3.50%, November 30 TBA	2,087,500	1,868,128
4.00%, 12/20/2042 to 10/20/2052	11,953,235	11,068,546
4.25%, 01/20/2045 to 06/20/2045	3,502,699	3,304,190
4.50%, 04/15/2039 to 09/20/2052	9,561,338	9,175,059
5.00%, 05/20/2052 to 08/20/2052	3,284,093	3,181,233
5.00%, November 30 TBA	5,525,000	5,374,142
5.50%, 12/15/2036 to 01/20/2042	55,123	56,534
6.00%, 12/15/2032	8,512	8,686
Government National Mtg. Assoc. FRS
5.75%, (1 Yr USTYCR+1.64%), 05/20/2072	1,687,385	1,726,088
5.77%, (1 Yr USTYCR+1.68%), 04/20/2072	1,906,302	1,952,887
5.80%, (1 Yr USTYCR+1.70%), 03/20/2072	1,883,766	1,933,371
5.83%, (1 Yr USTYCR+1.79%), 09/20/2071	1,949,783	2,004,452
5.88%, (1 Yr USTYCR+1.78%), 04/20/2072	1,908,055	1,964,843
5.92%, (1 Yr USTYCR+1.84%), 08/20/2071	1,976,695	2,036,438
5.92%, (1 Yr USTYCR+1.83%), 07/20/2072	1,706,054	1,767,341
6.08%, (1 Yr USTYCR+1.97%), 03/20/2072	1,737,992	1,805,185
Security Description	Shares or Principal Amount	Value

U.S. Government Agency (continued)
Resolution Funding Corp.
Zero Coupon, 01/15/2030	$ 1,000,000	$ 718,615
Small Business Administration
Series 2013-20D, Class 1 2.08%, 04/01/2033	461,704	411,647
Series 2012-20H, Class 1 2.37%, 08/01/2032	233,348	209,451
Series 2013-20F, Class 1 2.45%, 06/01/2033	671,087	606,096
Series 2013-20G, Class 1 3.15%, 07/01/2033	849,125	793,230
Series 2013-20H, Class 1 3.16%, 08/01/2033	884,755	829,326
Series 2013-20I, Class 1 3.62%, 09/01/2033	389,358	369,916
Tennessee Valley Authority
4.25%, 09/15/2065	405,000	341,926
4.63%, 09/15/2060	240,000	213,830
Uniform Mtg. Backed Securities
2.00%, November 30 TBA	1,475,000	1,162,023
3.00%, November 15 TBA	1,475,000	1,356,322
3.00%, November 30 TBA	975,000	828,521
5.50%, November 30 TBA	3,175,000	3,131,451
5.50%, December 30 TBA	3,175,000	3,125,001
6.00%, November 30 TBA	225,000	226,079
6.00%, December 30 TBA	200,000	200,178
		285,739,229
Total U.S. Government & Agency Obligations (cost $713,845,601)		623,025,725
FOREIGN GOVERNMENT OBLIGATIONS — 0.3%
Regional(State/Province) — 0.1%
Province of Quebec, Canada
7.13%, 02/09/2024	540,000	554,786
Sovereign — 0.2%
Israel Government USAID
Zero Coupon, 11/01/2024	380,000	345,006
Kingdom of Saudi Arabia
2.25%, 02/02/2033*	319,000	244,833
Republic of Chile
2.55%, 01/27/2032	256,000	200,543
Republic of Panama
4.50%, 04/16/2050	200,000	135,676
Republic of Peru
5.63%, 11/18/2050	54,000	49,401
United Mexican States
2.66%, 05/24/2031	541,000	418,810
3.75%, 01/11/2028	547,000	500,272
3.77%, 05/24/2061	398,000	230,994
4.13%, 01/21/2026	200,000	192,507
4.40%, 02/12/2052	400,000	272,929
4.60%, 02/10/2048	400,000	287,705
4.75%, 03/08/2044	1,080,000	818,738
		3,697,414
Total Foreign Government Obligations (cost $5,401,765)		4,252,200

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
MUNICIPAL SECURITIES — 1.3%
Escambia County Health Facilities Authority Revenue Bonds
3.61%, 08/15/2040	$ 655,000	$ 475,547
Florida State Board of Administration Finance Corp. Revenue Bonds
2.15%, 07/01/2030	3,724,000	2,914,529
New Jersey Economic Development Authority Revenue Bonds
Zero Coupon, 02/15/2023	5,231,000	5,159,314
7.43%, 02/15/2029	3,828,000	4,070,141
Ohio State University Revenue Bonds
4.05%, 12/01/2056	244,000	187,391
Oklahoma Development Finance Authority Revenue Bonds
5.45%, 08/15/2028	1,578,000	1,356,987
Regents of the University of California Medical Center Revenue Bonds
3.71%, 05/15/2120	740,000	425,422
School District of Philadelphia General Obligation Bonds
6.62%, 06/01/2030	1,250,000	1,341,700
6.77%, 06/01/2040	840,000	922,598
State of California General Obligation Bonds
7.30%, 10/01/2039	360,000	415,504
Village of Bridgeview, Illinois General Obligation Bonds
5.06%, 12/01/2025	335,000	323,391
5.14%, 12/01/2036	3,955,000	3,408,022
Total Municipal Securities (cost $23,810,405)		21,000,546
Total Long-Term Investment Securities (cost $1,806,963,188)		1,563,466,364
SHORT-TERM INVESTMENTS — 1.3%
Unaffiliated Investment Companies — 1.3%
State Street Institutional Liquid Reserves Fund, Trust Class 3.13%(12) (cost $20,003,387)	19,999,399	20,003,399
Security Description	Shares or Principal Amount	Value
REPURCHASE AGREEMENTS — 1.7%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.83% dated 10/31/2022, to be repurchased 11/01/2022 in the amount of $27,594,784 and collateralized by $23,130,200 of United States Treasury Notes, bearing interest at 0.13% due 07/15/2024 and having an approximate value of $28,146,082 (cost $27,594,147)	$27,594,147	$ 27,594,147
TOTAL INVESTMENTS (cost $1,854,560,722)	100.8%	1,611,063,910
Other assets less liabilities	(0.8)	(12,487,319)
NET ASSETS	100.0%	$1,598,576,591
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA JPMorgan MFS Core Bond Portfolio has no right to demand registration of these securities. At October 31, 2022, the aggregate value of these securities was $415,110,808 representing 26.0% of net assets.
†	Non-income producing security
(1)	Perpetual maturity - maturity date reflects the next call date.
(2)	PIK ("Payment-in-Kind") security -- Income may be paid in additional securities or cash at the discretion of the issuer. The security is currently paying interest in cash at the coupon rate listed.

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2022— (unaudited) — (continued)

(3)	Securities classified as Level 3 (see Note 1).
(4)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of October 31, 2022, the Portfolio held the following restricted securities:
Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Corporate Bonds & Notes
Pabrik Kertas Tjiwi Kimia Tbk PT 2.00%, 04/30/2029	12/02/2004	$631,764	$89,372	$157,941	$25.00	0.01%
(5)	Security in default of interest.
(6)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(7)	"Step-up" security where the rate increases ("steps-up") at a predetermined rate. The rate reflected is as of October 31, 2022.
(8)	Interest Only
(9)	Principal Only
(10)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(11)	Principal amount of security is adjusted for inflation.
(12)	The rate shown is the 7-day yield as of October 31, 2022.
1 ML—1 Month USD LIBOR
1 Yr USTYCR—1 Year US Treasury Yield Curve Rate
3 ML—3 Month USD LIBOR
6 ML—6 Month USD LIBOR
DAC—Designated Activity Company
FRS—Floating Rate Security
REMIC—Real Estate Mortgage Investment Conduit
SCRT—Structured Credit Risk Transfer
SOFR30A—US 30 Day Average Secured Overnight Financing Rate
STRIPS—Separate Trading of Registered Interest and Principal
TBA—Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.
TIPS—Treasury Inflation Protected Securities
ULC—Unlimited Liability Corp.
VRS—Variable Rate Security
The rates shown on FRS and/or VRS are the current interest rates at October 31, 2022 and unless noted otherwise, the dates shown are the original maturity dates.

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
200	Short	U.S. Treasury Ultra 10 Year Notes	December 2022	$23,672,021	$23,196,875	$475,146
						Unrealized (Depreciation)
437	Long	U.S. Treasury Ultra Bonds	December 2022	$64,574,398	$55,785,782	$ (8,788,616)
179	Long	U.S. Treasury 2 Year Notes	December 2022	37,345,268	36,584,524	(760,744)
409	Long	U.S. Treasury 5 Year Notes	December 2022	45,499,549	43,596,844	(1,902,705)
						$(11,452,065)
Net Unrealized Appreciation (Depreciation)						$(10,976,919)
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2022— (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2022 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Corporate Bonds & Notes:
Finance - Other Services	$—	$—	$2,646,751	$2,646,751
Forest Products & Paper	—	—	157,941	157,941
Other Industries	—	511,265,254	—	511,265,254
Asset Backed Securities:
Auto Loan Receivables	—	25,370,577	2,169,859	27,540,436
Other Asset Backed Securities	—	167,433,331	8,359,931	175,793,262
Other Industries	—	4,971,830	—	4,971,830
Collateralized Mortgage Obligations:
U.S. Government Agency	—	96,912,669	1,507,219	98,419,888
Other Industries	—	94,392,531	—	94,392,531
U.S. Government & Agency Obligations	—	623,025,725	—	623,025,725
Foreign Government Obligations	—	4,252,200	—	4,252,200
Municipal Securities	—	21,000,546	—	21,000,546
Short-Term Investments	20,003,399	—	—	20,003,399
Repurchase Agreements	—	27,594,147	—	27,594,147
Total Investments at Value	$20,003,399	$1,576,218,810	$14,841,701	$1,611,063,910
Other Financial Instruments:†
Futures Contracts	$475,146	$—	$—	$475,146
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$11,452,065	$—	$—	$11,452,065
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
Level 3 investments in securities were not considered a significant portion of the Portfolio's net assets.
See Notes to Portfolio of Investments

SunAmerica Series Trust SA JPMorgan Mid-Cap Growth Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2022— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 96.8%
Advertising — 1.2%
Trade Desk, Inc., Class A†	129,827	$ 6,911,990
Aerospace/Defense — 0.8%
HEICO Corp., Class A	35,701	4,544,737
Airlines — 0.7%
Delta Air Lines, Inc.†	118,270	4,012,901
Banks — 1.7%
East West Bancorp, Inc.	66,116	4,731,922
First Republic Bank	28,167	3,382,857
SVB Financial Group†	7,278	1,680,927
		9,795,706
Beverages — 1.2%
Constellation Brands, Inc., Class A	27,687	6,840,904
Biotechnology — 5.1%
Alnylam Pharmaceuticals, Inc.†	34,212	7,090,779
Exelixis, Inc.†	214,788	3,561,185
Guardant Health, Inc.†	24,553	1,215,374
Horizon Therapeutics PLC†	108,271	6,747,449
Maravai LifeSciences Holdings, Inc., Class A†	121,815	2,022,129
Royalty Pharma PLC, Class A	125,417	5,307,647
Seagen, Inc.†	28,971	3,683,952
		29,628,515
Commercial Services — 6.1%
Bright Horizons Family Solutions, Inc.†	40,805	2,665,383
Equifax, Inc.	24,424	4,140,845
Global Payments, Inc.	44,600	5,095,996
Morningstar, Inc.	17,139	3,979,333
Quanta Services, Inc.	82,181	11,672,989
Remitly Global, Inc.†	238,202	2,767,907
S&P Global, Inc.	15,519	4,985,479
		35,307,932
Computers — 3.4%
Crowdstrike Holdings, Inc., Class A†	55,856	9,003,987
Globant SA†	31,292	5,904,174
Zscaler, Inc.†	30,356	4,677,860
		19,586,021
Distribution/Wholesale — 1.7%
Copart, Inc.†	85,544	9,839,271
Diversified Financial Services — 3.5%
Air Lease Corp.	111,457	3,933,318
LPL Financial Holdings, Inc.	46,242	11,821,767
Tradeweb Markets, Inc., Class A	77,239	4,254,324
		20,009,409
Electrical Components & Equipment — 1.1%
AMETEK, Inc.	50,142	6,501,412
Electronics — 5.6%
Agilent Technologies, Inc.	75,533	10,449,990
Garmin, Ltd.	28,132	2,476,741
Hubbell, Inc.	22,841	5,424,281
Keysight Technologies, Inc.†	34,732	6,048,578
Mettler-Toledo International, Inc.†	6,142	7,769,200
		32,168,790
Security Description	Shares or Principal Amount	Value

Energy-Alternate Sources — 1.2%
Enphase Energy, Inc.†	11,268	$ 3,459,276
SolarEdge Technologies, Inc.†	15,347	3,530,270
		6,989,546
Engineering & Construction — 0.5%
AECOM	41,278	3,107,408
Food Service — 1.1%
Aramark	173,983	6,350,380
Healthcare-Products — 6.0%
10X Genomics, Inc., Class A†	50,085	1,361,310
Cooper Cos., Inc.	17,586	4,807,837
Exact Sciences Corp.†	60,284	2,096,678
Hologic, Inc.†	71,044	4,816,783
IDEXX Laboratories, Inc.†	10,647	3,829,513
Insulet Corp.†	27,698	7,168,519
Natera, Inc.†	70,782	3,323,923
ResMed, Inc.	33,915	7,586,446
		34,991,009
Healthcare-Services — 3.8%
Acadia Healthcare Co., Inc.†	78,656	6,394,733
Amedisys, Inc.†	40,025	3,906,040
Catalent, Inc.†	55,916	3,675,358
Centene Corp.†	95,285	8,111,612
		22,087,743
Household Products/Wares — 0.4%
Helen of Troy, Ltd.†	26,900	2,545,278
Insurance — 1.2%
Progressive Corp.	55,625	7,142,250
Internet — 3.8%
Booking Holdings, Inc.†	1,284	2,400,412
Bumble, Inc., Class A†	156,214	3,967,836
Chewy, Inc., Class A†	72,008	2,788,870
F5, Inc.†	25,473	3,640,346
Palo Alto Networks, Inc.†	54,730	9,391,121
		22,188,585
Leisure Time — 0.6%
Royal Caribbean Cruises, Ltd.†	61,299	3,272,141
Lodging — 1.9%
Hilton Worldwide Holdings, Inc.	80,926	10,946,051
Machinery-Diversified — 2.2%
Ingersoll Rand, Inc.	101,902	5,146,051
Toro Co.	70,418	7,424,170
		12,570,221
Media — 0.9%
FactSet Research Systems, Inc.	12,415	5,282,458
Metal Fabricate/Hardware — 0.6%
Advanced Drainage Systems, Inc.	31,445	3,643,847
Mining — 0.5%
Freeport-McMoRan, Inc.	90,412	2,865,156
Miscellaneous Manufacturing — 3.5%
ITT, Inc.	57,698	4,407,550
Teledyne Technologies, Inc.†	9,224	3,670,967
Trane Technologies PLC	75,655	12,076,808
		20,155,325

SunAmerica Series Trust SA JPMorgan Mid-Cap Growth Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Office/Business Equipment — 0.6%
Zebra Technologies Corp., Class A†	13,237	$ 3,748,983
Oil & Gas — 1.5%
EOG Resources, Inc.	62,797	8,573,046
Oil & Gas Services — 0.4%
Baker Hughes Co.	76,673	2,120,775
Pharmaceuticals — 5.4%
DexCom, Inc.†	111,250	13,436,775
Jazz Pharmaceuticals PLC†	37,125	5,338,203
McKesson Corp.	19,551	7,612,573
Neurocrine Biosciences, Inc.†	44,757	5,152,426
		31,539,977
Pipelines — 2.1%
Cheniere Energy, Inc.	70,283	12,398,624
Private Equity — 1.2%
Ares Management Corp., Class A	92,081	6,982,502
Retail — 7.4%
AutoZone, Inc.†	3,603	9,125,967
Burlington Stores, Inc.†	44,388	6,345,708
CarMax, Inc.†	42,429	2,673,451
Chipotle Mexican Grill, Inc.†	7,442	11,150,572
Lululemon Athletica, Inc.†	9,326	3,068,627
National Vision Holdings, Inc.†	78,298	2,900,158
Tractor Supply Co.	33,518	7,366,251
		42,630,734
Semiconductors — 3.1%
Advanced Micro Devices, Inc.†	43,759	2,628,166
Entegris, Inc.	60,567	4,805,386
Marvell Technology, Inc.	78,483	3,114,205
Teradyne, Inc.	46,950	3,819,383
Wolfspeed, Inc.†	44,487	3,503,351
		17,870,491
Software — 12.8%
Atlassian Corp., Class A†	13,911	2,820,177
Cadence Design Systems, Inc.†	59,758	9,046,764
Clear Secure, Inc., Class A†	60,359	1,630,900
Confluent, Inc., Class A†	145,862	3,920,771
Security Description	Shares or Principal Amount	Value

Software (continued)
Datadog, Inc., Class A†	38,063	$ 3,064,452
Five9, Inc.†	36,928	2,225,281
Gitlab, Inc., Class A†	12,866	623,486
HashiCorp, Inc., Class A†	91,130	2,800,425
HubSpot, Inc.†	15,776	4,678,531
MongoDB, Inc.†	24,939	4,564,585
MSCI, Inc.	16,551	7,760,102
Procore Technologies, Inc.†	72,781	3,978,209
ROBLOX Corp., Class A†	74,233	3,321,184
Synopsys, Inc.†	35,114	10,272,601
Take-Two Interactive Software, Inc.†	61,726	7,313,296
Zoom Video Communications, Inc., Class A†	72,881	6,081,191
		74,101,955
Telecommunications — 1.2%
Arista Networks, Inc.†	55,675	6,728,881
Transportation — 0.8%
Old Dominion Freight Line, Inc.	17,315	4,754,699
Total Long-Term Investment Securities (cost $607,192,208)		560,735,653
REPURCHASE AGREEMENTS — 3.3%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.83% dated 10/31/2022 , to be repurchased 11/01/2022 in the amount of $19,091,394 and collateralized by $16,002,600 of United States Treasury Notes, bearing interest at 0.13% due 07/15/2024 and having an approximate value of $19,472,832 (cost $19,090,954)	$19,090,954	19,090,954
TOTAL INVESTMENTS (cost $626,283,162)	100.1%	579,826,607
Other assets less liabilities	(0.1)	(344,355)
NET ASSETS	100.0%	$579,482,252
†	Non-income producing security

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2022 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$560,735,653	$—	$—	$560,735,653
Repurchase Agreements	—	19,090,954	—	19,090,954
Total Investments at Value	$560,735,653	$19,090,954	$—	$579,826,607
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Portfolio of Investments

SunAmerica Series Trust SA Large Cap Growth Index Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2022— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 96.3%
Aerospace/Defense — 0.2%
L3Harris Technologies, Inc.	1,406	$ 346,537
TransDigm Group, Inc.	397	228,577
		575,114
Apparel — 0.4%
NIKE, Inc., Class B	11,936	1,106,228
Auto Manufacturers — 3.8%
Tesla, Inc.†	46,590	10,601,089
Auto Parts & Equipment — 0.1%
Aptiv PLC†	1,943	176,949
Banks — 3.2%
Bank of America Corp.	53,804	1,939,096
Comerica, Inc.	1,030	72,615
First Republic Bank	3,196	383,840
Goldman Sachs Group, Inc.	5,971	2,057,069
JPMorgan Chase & Co.	23,597	2,970,390
Morgan Stanley	11,478	943,147
Regions Financial Corp.	7,355	161,442
Signature Bank	1,101	174,542
SVB Financial Group†	1,033	238,582
Zions Bancorp NA	1,263	65,600
		9,006,323
Beverages — 0.8%
Keurig Dr Pepper, Inc.	3,567	138,542
Monster Beverage Corp.†	3,499	327,926
PepsiCo, Inc.	10,139	1,841,040
		2,307,508
Biotechnology — 1.7%
Amgen, Inc.	3,836	1,037,063
Bio-Rad Laboratories, Inc., Class A†	206	72,452
Illumina, Inc.†	1,347	308,221
Incyte Corp.†	1,389	103,258
Moderna, Inc.†	5,885	884,692
Regeneron Pharmaceuticals, Inc.†	1,875	1,403,906
Vertex Pharmaceuticals, Inc.†	2,692	839,904
		4,649,496
Building Materials — 0.3%
Fortune Brands Home & Security, Inc.	1,018	61,406
Johnson Controls International PLC	7,350	425,124
Martin Marietta Materials, Inc.	633	212,675
Masco Corp.	1,894	87,636
Vulcan Materials Co.	1,116	182,689
		969,530
Chemicals — 0.9%
Albemarle Corp.	1,393	389,859
Celanese Corp.	750	72,090
CF Industries Holdings, Inc.	2,091	222,190
Linde PLC	4,446	1,322,018
Sherwin-Williams Co.	2,187	492,140
		2,498,297
Commercial Services — 2.1%
Automatic Data Processing, Inc.	3,852	931,028
Cintas Corp.	692	295,865
CoStar Group, Inc.†	3,463	286,459
Equifax, Inc.	2,141	362,985
Gartner, Inc.†	1,384	417,857
Security Description	Shares or Principal Amount	Value

Commercial Services (continued)
MarketAxess Holdings, Inc.	316	$ 77,117
Moody's Corp.	1,822	482,593
PayPal Holdings, Inc.†	10,924	913,028
Quanta Services, Inc.	1,351	191,896
Robert Half International, Inc.	1,303	99,627
Rollins, Inc.	1,781	74,945
S&P Global, Inc.	3,635	1,167,744
United Rentals, Inc.†	735	232,047
Verisk Analytics, Inc.	1,400	255,962
		5,789,153
Computers — 15.8%
Accenture PLC, Class A	6,418	1,822,070
Apple, Inc.	264,246	40,519,482
EPAM Systems, Inc.†	1,003	351,050
Fortinet, Inc.†	11,448	654,368
HP, Inc.	7,959	219,827
NetApp, Inc.	2,729	189,038
Seagate Technology Holdings PLC	2,494	123,852
		43,879,687
Cosmetics/Personal Care — 0.2%
Estee Lauder Cos., Inc., Class A	2,392	479,572
Distribution/Wholesale — 0.3%
Copart, Inc.†	2,544	292,611
Fastenal Co.	4,825	233,192
LKQ Corp.	1,961	109,110
Pool Corp.	693	210,832
		845,745
Diversified Financial Services — 3.9%
American Express Co.	4,616	685,245
Ameriprise Financial, Inc.	1,154	356,724
BlackRock, Inc.	1,371	885,543
Capital One Financial Corp.	3,223	341,702
Cboe Global Markets, Inc.	1,076	133,962
Charles Schwab Corp.	18,163	1,447,046
Discover Financial Services	4,778	499,110
Franklin Resources, Inc.	2,236	52,434
Intercontinental Exchange, Inc.	5,568	532,134
Mastercard, Inc., Class A	7,015	2,302,183
Nasdaq, Inc.	4,625	287,860
Raymond James Financial, Inc.	2,005	236,871
Synchrony Financial	4,803	170,795
T. Rowe Price Group, Inc.	2,763	293,320
Visa, Inc., Class A	12,298	2,547,654
		10,772,583
Electric — 0.1%
NRG Energy, Inc.	4,113	182,617
Electrical Components & Equipment — 0.0%
Generac Holdings, Inc.†	1,117	129,471
Electronics — 0.7%
Agilent Technologies, Inc.	3,135	433,727
Amphenol Corp., Class A	5,515	418,203
Garmin, Ltd.	1,376	121,143
Keysight Technologies, Inc.†	2,361	411,168
Mettler-Toledo International, Inc.†	248	313,703
Trimble, Inc.†	2,426	145,948
		1,843,892

SunAmerica Series Trust SA Large Cap Growth Index Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Energy-Alternate Sources — 0.3%
Enphase Energy, Inc.†	2,369	$ 727,283
SolarEdge Technologies, Inc.†	730	167,922
		895,205
Engineering & Construction — 0.0%
Jacobs Solutions, Inc.	982	113,146
Entertainment — 0.1%
Caesars Entertainment, Inc.†	2,400	104,952
Live Nation Entertainment, Inc.†	1,069	85,103
		190,055
Environmental Control — 0.3%
Pentair PLC	1,669	71,683
Republic Services, Inc.	1,581	209,672
Waste Management, Inc.	3,356	531,490
		812,845
Food — 0.1%
Hershey Co.	1,156	276,018
Healthcare-Products — 4.2%
Abbott Laboratories	16,235	1,606,291
ABIOMED, Inc.†	437	110,159
Align Technology, Inc.†	1,271	246,955
Bio-Techne Corp.	686	203,234
Danaher Corp.	7,787	1,959,754
Edwards Lifesciences Corp.†	6,832	494,842
Hologic, Inc.†	3,232	219,130
IDEXX Laboratories, Inc.†	1,005	361,478
Intuitive Surgical, Inc.†	4,310	1,062,286
PerkinElmer, Inc.	2,208	294,945
ResMed, Inc.	1,486	332,403
STERIS PLC	735	126,846
Stryker Corp.	2,415	553,615
Thermo Fisher Scientific, Inc.	6,853	3,522,236
Waters Corp.†	775	231,857
West Pharmaceutical Services, Inc.	1,295	297,980
		11,624,011
Healthcare-Services — 2.0%
Catalent, Inc.†	1,881	123,638
Charles River Laboratories International, Inc.†	890	188,903
HCA Healthcare, Inc.	2,184	474,954
IQVIA Holdings, Inc.†	2,382	499,434
Laboratory Corp. of America Holdings	838	185,919
Molina Healthcare, Inc.†	498	178,712
Quest Diagnostics, Inc.	938	134,744
UnitedHealth Group, Inc.	6,872	3,814,991
		5,601,295
Home Builders — 0.1%
D.R. Horton, Inc.	2,932	225,412
NVR, Inc.†	25	105,944
		331,356
Household Products/Wares — 0.0%
Avery Dennison Corp.	725	122,924
Housewares — 0.0%
Newell Brands, Inc.	3,489	48,183
Insurance — 0.8%
Aon PLC, Class A	2,214	623,219
Security Description	Shares or Principal Amount	Value

Insurance (continued)
Arch Capital Group, Ltd.†	2,841	$ 163,357
Arthur J. Gallagher & Co.	1,619	302,883
Brown & Brown, Inc.	2,830	166,376
Cincinnati Financial Corp.	1,309	135,246
Marsh & McLennan Cos., Inc.	5,325	859,934
		2,251,015
Internet — 15.0%
Alphabet, Inc., Class A†	104,883	9,912,492
Alphabet, Inc., Class C†	93,790	8,878,161
Amazon.com, Inc.†	155,036	15,881,888
CDW Corp.	1,396	241,243
eBay, Inc.	7,399	294,776
Etsy, Inc.†	2,215	208,011
F5, Inc.†	552	78,886
Meta Platforms, Inc., Class A†	39,894	3,716,525
Netflix, Inc.†	7,779	2,270,535
VeriSign, Inc.†	767	153,753
		41,636,270
Iron/Steel — 0.1%
Nucor Corp.	2,473	324,903
Lodging — 0.1%
Hilton Worldwide Holdings, Inc.	1,967	266,056
Machinery-Diversified — 0.7%
Deere & Co.	2,238	885,845
Dover Corp.	1,155	150,947
IDEX Corp.	541	120,270
Nordson Corp.	567	127,575
Otis Worldwide Corp.	2,940	207,682
Rockwell Automation, Inc.	1,050	268,065
Xylem, Inc.	1,292	132,339
		1,892,723
Media — 0.1%
FactSet Research Systems, Inc.	385	163,814
Mining — 0.1%
Freeport-McMoRan, Inc.	11,006	348,780
Miscellaneous Manufacturing — 0.2%
A.O. Smith Corp.	1,124	61,573
Illinois Tool Works, Inc.	2,021	431,544
		493,117
Office/Business Equipment — 0.1%
Zebra Technologies Corp., Class A†	661	187,208
Oil & Gas — 1.3%
APA Corp.	3,141	142,790
Devon Energy Corp.	11,454	885,967
Diamondback Energy, Inc.	3,109	488,455
EOG Resources, Inc.	4,716	643,828
Hess Corp.	3,461	488,278
Occidental Petroleum Corp.	5,344	387,974
Pioneer Natural Resources Co.	2,338	599,487
		3,636,779
Packaging & Containers — 0.0%
Sealed Air Corp.	1,397	66,525
Pharmaceuticals — 4.2%
AbbVie, Inc.	16,701	2,445,026
DexCom, Inc.†	6,867	829,396
Eli Lilly & Co.	13,795	4,995,032

SunAmerica Series Trust SA Large Cap Growth Index Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Pharmaceuticals (continued)
Pfizer, Inc.	53,013	$ 2,467,755
Zoetis, Inc.	5,405	814,966
		11,552,175
Pipelines — 0.2%
ONEOK, Inc.	3,361	199,375
Targa Resources Corp.	3,963	270,950
		470,325
Real Estate — 0.1%
CBRE Group, Inc., Class A†	2,809	199,270
REITS — 2.1%
American Tower Corp.	4,154	860,667
AvalonBay Communities, Inc.	1,027	179,848
Camden Property Trust	1,863	215,270
Crown Castle, Inc.	3,409	454,283
Equinix, Inc.	733	415,201
Essex Property Trust, Inc.	501	111,342
Extra Space Storage, Inc.	2,342	415,565
Federal Realty Investment Trust	535	52,954
Invitation Homes, Inc.	4,666	147,866
Iron Mountain, Inc.	3,102	155,317
Mid-America Apartment Communities, Inc.	1,252	197,128
Prologis, Inc.	9,979	1,105,174
Public Storage	1,630	504,893
SBA Communications Corp.	1,057	285,284
Simon Property Group, Inc.	3,436	374,455
UDR, Inc.	2,938	116,815
Weyerhaeuser Co.	5,439	168,228
		5,760,290
Retail — 5.4%
Advance Auto Parts, Inc.	509	96,669
AutoZone, Inc.†	341	863,712
Bath & Body Works, Inc.	2,596	86,655
CarMax, Inc.†	1,476	93,003
Chipotle Mexican Grill, Inc.†	325	486,957
Costco Wholesale Corp.	3,952	1,981,928
Domino's Pizza, Inc.	421	139,873
Home Depot, Inc.	13,663	4,046,024
Lowe's Cos., Inc.	11,180	2,179,541
McDonald's Corp.	5,791	1,578,974
O'Reilly Automotive, Inc.†	1,115	933,445
Starbucks Corp.	10,236	886,335
Target Corp.	4,461	732,719
Tractor Supply Co.	1,942	426,793
Ulta Beauty, Inc.†	508	213,040
Yum! Brands, Inc.	2,339	276,587
		15,022,255
Semiconductors — 6.4%
Advanced Micro Devices, Inc.†	28,238	1,695,974
Applied Materials, Inc.	15,217	1,343,509
Broadcom, Inc.	4,026	1,892,703
KLA Corp.	2,480	784,796
Lam Research Corp.	2,396	969,853
Microchip Technology, Inc.	4,639	286,412
Monolithic Power Systems, Inc.	778	264,092
NVIDIA Corp.	43,801	5,911,821
NXP Semiconductors NV	2,894	422,756
ON Semiconductor Corp.†	5,759	353,775
Security Description	Shares or Principal Amount	Value

Semiconductors (continued)
Qorvo, Inc.†	885	$ 76,181
QUALCOMM, Inc.	19,644	2,311,313
Skyworks Solutions, Inc.	1,319	113,447
Teradyne, Inc.	2,742	223,062
Texas Instruments, Inc.	7,832	1,258,054
		17,907,748
Software — 15.9%
Adobe, Inc.†	8,186	2,607,241
Akamai Technologies, Inc.†	1,168	103,169
ANSYS, Inc.†	944	208,775
Autodesk, Inc.†	2,432	521,178
Broadridge Financial Solutions, Inc.	902	135,354
Cadence Design Systems, Inc.†	4,791	725,309
Ceridian HCM Holding, Inc.†	1,098	72,677
Intuit, Inc.	4,934	2,109,285
Microsoft Corp.	130,455	30,282,519
MSCI, Inc.	1,408	660,155
Oracle Corp.	26,571	2,074,398
Paychex, Inc.	2,970	351,381
Paycom Software, Inc.†	638	220,748
PTC, Inc.†	925	108,993
Salesforce, Inc.†	10,617	1,726,218
ServiceNow, Inc.†	3,533	1,486,474
Synopsys, Inc.†	1,793	524,542
Take-Two Interactive Software, Inc.†	1,699	201,298
Tyler Technologies, Inc.†	451	145,822
		44,265,536
Telecommunications — 0.9%
Arista Networks, Inc.†	4,311	521,027
Cisco Systems, Inc.	32,596	1,480,836
Motorola Solutions, Inc.	1,722	430,001
		2,431,864
Transportation — 1.0%
Expeditors International of Washington, Inc.	2,862	280,046
JB Hunt Transport Services, Inc.	857	146,607
Old Dominion Freight Line, Inc.	1,603	440,184
Union Pacific Corp.	4,479	882,990
United Parcel Service, Inc., Class B	5,505	923,574
		2,673,401
Total Common Stocks (cost $211,832,787)		267,378,346
UNAFFILIATED INVESTMENT COMPANIES — 3.5%
iShares S&P 500 Growth ETF	69,550	4,201,516
SPDR Portfolio S&P 500 Growth ETF	106,040	5,552,254
Total Unaffiliated Investment Companies (cost $10,950,871)		9,753,770
Total Long-Term Investment Securities (cost $222,783,658)		277,132,116

SunAmerica Series Trust SA Large Cap Growth Index Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS — 0.1%
U.S. Government — 0.1%
United States Treasury Bills
3.44%, 09/07/2023(1)	$100,000	$ 97,034
3.97%, 10/05/2023(1)	200,000	191,653
Total Short-Term Investments (cost $289,575)		288,687
TOTAL INVESTMENTS (cost $223,073,233)	99.9%	277,420,803
Other assets less liabilities	0.1	301,897
NET ASSETS	100.0%	$277,722,700
†	Non-income producing security
(1)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
ETF—Exchange Traded Fund
Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized (Depreciation)
2	Long	S&P 500 E-Mini Index	December 2022	$408,632	$388,300	$(20,332)
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2022 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$267,378,346	$—	$—	$267,378,346
Unaffiliated Investment Companies	9,753,770	—	—	9,753,770
Short-Term Investments	—	288,687	—	288,687
Total Investments at Value	$277,132,116	$288,687	$—	$277,420,803
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$20,332	$—	$—	$20,332
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Portfolio of Investments

SunAmerica Series Trust SA Large Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2022— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 99.5%
Advertising — 0.1%
Interpublic Group of Cos., Inc.	33,012	$ 983,427
Omnicom Group, Inc.	17,294	1,258,139
		2,241,566
Aerospace/Defense — 1.7%
Boeing Co.†	47,124	6,715,641
General Dynamics Corp.	18,985	4,742,453
Howmet Aerospace, Inc.	31,212	1,109,587
L3Harris Technologies, Inc.	16,155	3,981,723
Lockheed Martin Corp.	19,923	9,696,126
Northrop Grumman Corp.	12,278	6,740,745
Raytheon Technologies Corp.	124,653	11,819,597
TransDigm Group, Inc.	4,350	2,504,556
		47,310,428
Agriculture — 0.9%
Altria Group, Inc.	152,033	7,034,567
Archer-Daniels-Midland Co.	47,325	4,589,579
Philip Morris International, Inc.	130,871	12,020,501
		23,644,647
Airlines — 0.2%
Alaska Air Group, Inc.†	10,702	475,811
American Airlines Group, Inc.†	54,863	777,957
Delta Air Lines, Inc.†	54,133	1,836,733
Southwest Airlines Co.†	50,093	1,820,880
United Airlines Holdings, Inc.†	27,585	1,188,362
		6,099,743
Apparel — 0.4%
NIKE, Inc., Class B	106,683	9,887,381
Ralph Lauren Corp.	3,622	335,723
Tapestry, Inc.	21,258	673,453
VF Corp.	27,879	787,582
		11,684,139
Auto Manufacturers — 2.4%
Cummins, Inc.	11,903	2,910,403
Ford Motor Co.	333,423	4,457,866
General Motors Co.	123,094	4,831,439
PACCAR, Inc.	29,356	2,842,541
Tesla, Inc.†	224,859	51,164,417
		66,206,666
Auto Parts & Equipment — 0.1%
Aptiv PLC†	22,873	2,083,044
BorgWarner, Inc.	19,994	750,375
		2,833,419
Banks — 4.8%
Bank of America Corp.	590,179	21,270,051
Bank of New York Mellon Corp.	62,083	2,614,315
Citigroup, Inc.	163,505	7,498,339
Citizens Financial Group, Inc.	41,844	1,711,420
Comerica, Inc.	11,044	778,602
Fifth Third Bancorp	57,931	2,067,557
First Republic Bank	15,426	1,852,663
Goldman Sachs Group, Inc.	28,819	9,928,434
Huntington Bancshares, Inc.	121,756	1,848,256
JPMorgan Chase & Co.	247,579	31,165,244
KeyCorp	78,739	1,407,066
M&T Bank Corp.	14,826	2,496,254
Morgan Stanley	113,054	9,289,647
Security Description	Shares or Principal Amount	Value

Banks (continued)
Northern Trust Corp.	17,593	$ 1,483,970
PNC Financial Services Group, Inc.	34,624	5,603,202
Regions Financial Corp.	78,885	1,731,526
Signature Bank	5,313	842,270
State Street Corp.	31,036	2,296,664
SVB Financial Group†	4,988	1,152,028
Truist Financial Corp.	111,979	5,015,539
US Bancorp	114,147	4,845,540
Wells Fargo & Co.	320,224	14,727,102
Zions Bancorp NA	12,703	659,794
		132,285,483
Beverages — 1.9%
Brown-Forman Corp., Class B	15,436	1,049,648
Coca-Cola Co.	328,592	19,666,231
Constellation Brands, Inc., Class A	13,451	3,323,473
Keurig Dr Pepper, Inc.	71,730	2,785,993
Molson Coors Beverage Co., Class B	15,888	801,232
Monster Beverage Corp.†	32,472	3,043,276
PepsiCo, Inc.	116,512	21,156,249
		51,826,102
Biotechnology — 1.8%
Amgen, Inc.	45,161	12,209,276
Biogen, Inc.†	12,251	3,472,423
Bio-Rad Laboratories, Inc., Class A†	1,809	636,243
Corteva, Inc.	60,667	3,963,982
Gilead Sciences, Inc.	105,814	8,302,167
Illumina, Inc.†	13,263	3,034,840
Incyte Corp.†	15,586	1,158,663
Moderna, Inc.†	28,403	4,269,823
Regeneron Pharmaceuticals, Inc.†	9,049	6,775,439
Vertex Pharmaceuticals, Inc.†	21,651	6,755,112
		50,577,968
Building Materials — 0.4%
Carrier Global Corp.	71,050	2,824,948
Fortune Brands Home & Security, Inc.	10,917	658,513
Johnson Controls International PLC	58,152	3,363,512
Martin Marietta Materials, Inc.	5,266	1,769,271
Masco Corp.	19,039	880,934
Mohawk Industries, Inc.†	4,452	421,827
Vulcan Materials Co.	11,220	1,836,714
		11,755,719
Chemicals — 1.6%
Air Products and Chemicals, Inc.	18,725	4,688,740
Albemarle Corp.	9,888	2,767,354
Celanese Corp.	8,415	808,850
CF Industries Holdings, Inc.	16,822	1,787,506
Dow, Inc.	60,631	2,833,893
DuPont de Nemours, Inc.	42,288	2,418,874
Eastman Chemical Co.	10,368	796,366
Ecolab, Inc.	20,932	3,287,789
FMC Corp.	10,634	1,264,383
International Flavors & Fragrances, Inc.	21,524	2,100,958
Linde PLC	42,074	12,510,704
LyondellBasell Industries NV, Class A	21,481	1,642,222
Mosaic Co.	29,149	1,566,759
PPG Industries, Inc.	19,839	2,265,217
Sherwin-Williams Co.	19,912	4,480,797
		45,220,412

SunAmerica Series Trust SA Large Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Commercial Services — 1.9%
Automatic Data Processing, Inc.	35,080	$ 8,478,836
Cintas Corp.	7,261	3,104,440
CoStar Group, Inc.†	33,428	2,765,164
Equifax, Inc.	10,333	1,751,857
FleetCor Technologies, Inc.†	6,333	1,178,698
Gartner, Inc.†	6,677	2,015,920
Global Payments, Inc.	23,399	2,673,570
MarketAxess Holdings, Inc.	3,178	775,559
Moody's Corp.	13,323	3,528,863
PayPal Holdings, Inc.†	97,634	8,160,250
Quanta Services, Inc.	12,075	1,715,133
Robert Half International, Inc.	9,250	707,255
Rollins, Inc.	19,539	822,201
S&P Global, Inc.	28,763	9,240,114
United Rentals, Inc.†	5,908	1,865,215
Verisk Analytics, Inc.	13,251	2,422,680
		51,205,755
Computers — 8.6%
Accenture PLC, Class A	53,402	15,160,828
Apple, Inc.	1,275,352	195,562,476
Cognizant Technology Solutions Corp., Class A	43,713	2,721,134
DXC Technology Co.†	19,407	557,951
EPAM Systems, Inc.†	4,843	1,695,050
Fortinet, Inc.†	55,253	3,158,261
Hewlett Packard Enterprise Co.	109,695	1,565,348
HP, Inc.	76,829	2,122,017
International Business Machines Corp.	76,250	10,544,613
Leidos Holdings, Inc.	11,527	1,171,028
NetApp, Inc.	18,551	1,285,028
Seagate Technology Holdings PLC	16,488	818,794
Western Digital Corp.†	26,439	908,708
		237,271,236
Cosmetics/Personal Care — 1.3%
Colgate-Palmolive Co.	70,420	5,199,813
Estee Lauder Cos., Inc., Class A	19,570	3,923,589
Procter & Gamble Co.	201,736	27,167,787
		36,291,189
Distribution/Wholesale — 0.3%
Copart, Inc.†	18,059	2,077,146
Fastenal Co.	48,517	2,344,827
LKQ Corp.	22,007	1,224,469
Pool Corp.	3,342	1,016,737
WW Grainger, Inc.	3,822	2,233,386
		8,896,565
Diversified Financial Services — 3.8%
American Express Co.	50,637	7,517,063
Ameriprise Financial, Inc.	9,132	2,822,884
BlackRock, Inc.	12,729	8,221,788
Capital One Financial Corp.	32,403	3,435,366
Cboe Global Markets, Inc.	8,954	1,114,773
Charles Schwab Corp.	128,911	10,270,339
CME Group, Inc.	30,345	5,258,788
Discover Financial Services	23,062	2,409,056
Franklin Resources, Inc.	23,982	562,378
Intercontinental Exchange, Inc.	47,147	4,505,839
Invesco, Ltd.	38,404	588,349
Mastercard, Inc., Class A	72,032	23,639,462
Security Description	Shares or Principal Amount	Value

Diversified Financial Services (continued)
Nasdaq, Inc.	28,615	$ 1,780,998
Raymond James Financial, Inc.	16,399	1,937,378
Synchrony Financial	40,672	1,446,296
T. Rowe Price Group, Inc.	19,054	2,022,773
Visa, Inc., Class A	138,035	28,595,331
		106,128,861
Electric — 2.8%
AES Corp.	56,390	1,475,162
Alliant Energy Corp.	21,184	1,105,169
Ameren Corp.	21,813	1,778,196
American Electric Power Co., Inc.	43,371	3,813,178
CenterPoint Energy, Inc.	53,145	1,520,478
CMS Energy Corp.	24,500	1,397,725
Consolidated Edison, Inc.	29,935	2,633,083
Constellation Energy Corp.	27,594	2,608,737
Dominion Energy, Inc.	70,283	4,917,702
DTE Energy Co.	16,356	1,833,671
Duke Energy Corp.	65,004	6,057,073
Edison International	32,202	1,933,408
Entergy Corp.	17,173	1,839,915
Evergy, Inc.	19,377	1,184,516
Eversource Energy	29,248	2,231,037
Exelon Corp.	83,728	3,231,064
FirstEnergy Corp.	45,827	1,728,136
NextEra Energy, Inc.	165,875	12,855,313
NRG Energy, Inc.	19,852	881,429
PG&E Corp.†	135,924	2,029,345
Pinnacle West Capital Corp.	9,544	641,452
PPL Corp.	62,152	1,646,406
Public Service Enterprise Group, Inc.	42,116	2,361,444
Sempra Energy	26,535	4,005,193
Southern Co.	89,743	5,876,372
WEC Energy Group, Inc.	26,630	2,432,118
Xcel Energy, Inc.	46,179	3,006,715
		77,024,037
Electrical Components & Equipment — 0.3%
AMETEK, Inc.	19,382	2,513,070
Emerson Electric Co.	49,920	4,323,072
Generac Holdings, Inc.†	5,389	624,639
		7,460,781
Electronics — 1.2%
Agilent Technologies, Inc.	25,218	3,488,910
Allegion PLC	7,416	776,974
Amphenol Corp., Class A	50,218	3,808,031
Fortive Corp.	30,029	1,918,853
Garmin, Ltd.	13,025	1,146,721
Honeywell International, Inc.	56,876	11,603,842
Keysight Technologies, Inc.†	15,192	2,645,687
Mettler-Toledo International, Inc.†	1,900	2,403,367
TE Connectivity, Ltd.	27,002	3,300,455
Trimble, Inc.†	20,908	1,257,825
		32,350,665
Energy-Alternate Sources — 0.2%
Enphase Energy, Inc.†	11,436	3,510,852
SolarEdge Technologies, Inc.†	4,697	1,080,451
		4,591,303
Engineering & Construction — 0.0%
Jacobs Solutions, Inc.	10,773	1,241,265

SunAmerica Series Trust SA Large Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Entertainment — 0.1%
Caesars Entertainment, Inc.†	18,102	$ 791,600
Live Nation Entertainment, Inc.†	11,995	954,922
		1,746,522
Environmental Control — 0.3%
Pentair PLC	13,884	596,318
Republic Services, Inc.	17,337	2,299,233
Waste Management, Inc.	31,755	5,029,039
		7,924,590
Food — 1.2%
Campbell Soup Co.	17,002	899,576
Conagra Brands, Inc.	40,531	1,487,488
General Mills, Inc.	50,292	4,102,821
Hershey Co.	12,399	2,960,509
Hormel Foods Corp.	24,433	1,134,913
J.M. Smucker Co.	8,996	1,355,337
Kellogg Co.	21,535	1,654,319
Kraft Heinz Co.	67,247	2,586,992
Kroger Co.	54,974	2,599,720
Lamb Weston Holdings, Inc.	12,134	1,046,194
McCormick & Co., Inc.	21,146	1,662,921
Mondelez International, Inc., Class A	115,709	7,113,789
Sysco Corp.	43,012	3,723,119
Tyson Foods, Inc., Class A	24,451	1,671,226
		33,998,924
Forest Products & Paper — 0.0%
International Paper Co.	30,563	1,027,222
Gas — 0.1%
Atmos Energy Corp.	11,810	1,258,355
NiSource, Inc.	34,272	880,448
		2,138,803
Hand/Machine Tools — 0.1%
Snap-on, Inc.	4,497	998,559
Stanley Black & Decker, Inc.	12,479	979,477
		1,978,036
Healthcare-Products — 3.7%
Abbott Laboratories	147,845	14,627,784
ABIOMED, Inc.†	3,838	967,483
Align Technology, Inc.†	6,133	1,191,642
Baxter International, Inc.	42,517	2,310,799
Bio-Techne Corp.	3,312	981,213
Boston Scientific Corp.†	120,863	5,210,404
Cooper Cos., Inc.	4,165	1,138,669
Danaher Corp.	55,272	13,910,304
DENTSPLY SIRONA, Inc.	18,189	560,585
Edwards Lifesciences Corp.†	52,338	3,790,841
Hologic, Inc.†	21,077	1,429,021
IDEXX Laboratories, Inc.†	7,029	2,528,191
Intuitive Surgical, Inc.†	30,149	7,430,824
Medtronic PLC	112,175	9,797,365
PerkinElmer, Inc.	10,656	1,423,428
ResMed, Inc.	12,362	2,765,256
STERIS PLC	8,444	1,457,266
Stryker Corp.	28,426	6,516,376
Teleflex, Inc.	3,960	849,658
Thermo Fisher Scientific, Inc.	33,076	17,000,072
Waters Corp.†	5,055	1,512,304
Security Description	Shares or Principal Amount	Value

Healthcare-Products (continued)
West Pharmaceutical Services, Inc.	6,251	$ 1,438,355
Zimmer Biomet Holdings, Inc.	17,714	2,007,882
		100,845,722
Healthcare-Services — 2.9%
Catalent, Inc.†	15,130	994,495
Centene Corp.†	48,255	4,107,948
Charles River Laboratories International, Inc.†	4,294	911,401
DaVita, Inc.†	4,702	343,293
Elevance Health, Inc.	20,262	11,078,654
HCA Healthcare, Inc.	18,174	3,952,300
Humana, Inc.	10,684	5,962,527
IQVIA Holdings, Inc.†	15,746	3,301,464
Laboratory Corp. of America Holdings	7,632	1,693,235
Molina Healthcare, Inc.†	4,905	1,760,208
Quest Diagnostics, Inc.	9,844	1,414,091
UnitedHealth Group, Inc.	78,969	43,839,640
Universal Health Services, Inc., Class B	5,548	642,847
		80,002,103
Home Builders — 0.2%
D.R. Horton, Inc.	26,696	2,052,388
Lennar Corp., Class A	21,527	1,737,229
NVR, Inc.†	261	1,106,053
PulteGroup, Inc.	19,544	781,565
		5,677,235
Home Furnishings — 0.0%
Whirlpool Corp.	4,602	636,180
Household Products/Wares — 0.3%
Avery Dennison Corp.	6,860	1,163,113
Church & Dwight Co., Inc.	20,507	1,520,184
Clorox Co.	10,398	1,518,524
Kimberly-Clark Corp.	28,503	3,547,483
		7,749,304
Housewares — 0.0%
Newell Brands, Inc.	31,775	438,813
Insurance — 4.0%
Aflac, Inc.	48,548	3,160,960
Allstate Corp.	22,819	2,880,899
American International Group, Inc.(1)	64,197	3,659,229
Aon PLC, Class A	17,807	5,012,492
Arch Capital Group, Ltd.†	31,164	1,791,930
Arthur J. Gallagher & Co.	17,757	3,321,980
Assurant, Inc.	4,492	610,283
Berkshire Hathaway, Inc., Class B†	152,371	44,963,158
Brown & Brown, Inc.	19,792	1,163,572
Chubb, Ltd.	35,259	7,576,807
Cincinnati Financial Corp.	13,440	1,388,621
Everest Re Group, Ltd.	3,327	1,073,490
Globe Life, Inc.	7,650	883,728
Hartford Financial Services Group, Inc.	27,281	1,975,417
Lincoln National Corp.	13,078	704,512
Loews Corp.	16,884	962,726
Marsh & McLennan Cos., Inc.	42,129	6,803,412
MetLife, Inc.	56,564	4,141,050
Principal Financial Group, Inc.	19,569	1,724,616

SunAmerica Series Trust SA Large Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
Progressive Corp.	49,381	$ 6,340,520
Prudential Financial, Inc.	31,406	3,303,597
Travelers Cos., Inc.	20,035	3,695,656
W.R. Berkley Corp.	17,244	1,282,609
Willis Towers Watson PLC	9,284	2,025,862
		110,447,126
Internet — 7.7%
Alphabet, Inc., Class A†	506,206	47,841,529
Alphabet, Inc., Class C†	452,665	42,849,269
Amazon.com, Inc.†	748,265	76,652,267
Booking Holdings, Inc.†	3,352	6,266,497
Cars.com, Inc.†	1	14
CDW Corp.	11,418	1,973,144
eBay, Inc.	46,380	1,847,779
Etsy, Inc.†	10,689	1,003,804
Expedia Group, Inc.†	12,835	1,199,687
F5, Inc.†	5,028	718,551
Gen Digital, Inc.	49,986	1,126,185
Match Group, Inc.†	23,891	1,032,091
Meta Platforms, Inc., Class A†	192,543	17,937,306
Netflix, Inc.†	37,544	10,958,343
VeriSign, Inc.†	7,880	1,579,625
		212,986,091
Iron/Steel — 0.1%
Nucor Corp.	22,101	2,903,629
Leisure Time — 0.1%
Carnival Corp.†	83,333	754,997
Norwegian Cruise Line Holdings, Ltd.†	35,575	600,862
Royal Caribbean Cruises, Ltd.†	18,518	988,491
		2,344,350
Lodging — 0.3%
Hilton Worldwide Holdings, Inc.	23,156	3,132,081
Las Vegas Sands Corp.†	27,741	1,054,435
Marriott International, Inc., Class A	23,290	3,728,962
MGM Resorts International	27,545	979,776
Wynn Resorts, Ltd.†	8,737	558,294
		9,453,548
Machinery-Construction & Mining — 0.4%
Caterpillar, Inc.	44,568	9,647,189
Machinery-Diversified — 0.8%
Deere & Co.	23,481	9,294,250
Dover Corp.	12,119	1,583,832
IDEX Corp.	6,372	1,416,559
Ingersoll Rand, Inc.	34,038	1,718,919
Nordson Corp.	4,564	1,026,900
Otis Worldwide Corp.	35,478	2,506,166
Rockwell Automation, Inc.	9,745	2,487,899
Westinghouse Air Brake Technologies Corp.	15,355	1,432,314
Xylem, Inc.	15,212	1,558,165
		23,025,004
Media — 1.4%
Charter Communications, Inc., Class A†	9,359	3,440,556
Comcast Corp., Class A	371,786	11,800,488
Security Description	Shares or Principal Amount	Value

Media (continued)
DISH Network Corp., Class A†	21,191	$ 315,958
FactSet Research Systems, Inc.	3,206	1,364,121
Fox Corp., Class A	25,874	746,982
Fox Corp., Class B	11,881	323,163
News Corp., Class A	32,554	549,186
News Corp., Class B	10,085	172,756
Paramount Global, Class B	42,631	781,000
Walt Disney Co.†	153,910	16,397,571
Warner Bros. Discovery, Inc.†	186,502	2,424,526
		38,316,307
Mining — 0.2%
Freeport-McMoRan, Inc.	120,726	3,825,807
Newmont Corp.	67,006	2,835,694
		6,661,501
Miscellaneous Manufacturing — 1.2%
3M Co.	46,738	5,879,173
A.O. Smith Corp.	10,847	594,199
Eaton Corp. PLC	33,626	5,046,254
General Electric Co.	92,575	7,203,261
Illinois Tool Works, Inc.	23,787	5,079,238
Parker-Hannifin Corp.	10,838	3,149,739
Teledyne Technologies, Inc.†	3,957	1,574,807
Textron, Inc.	17,858	1,222,201
Trane Technologies PLC	19,562	3,122,682
		32,871,554
Office/Business Equipment — 0.0%
Zebra Technologies Corp., Class A†	4,372	1,238,238
Oil & Gas — 4.6%
APA Corp.	27,567	1,253,196
Chevron Corp.	152,034	27,502,951
ConocoPhillips	107,475	13,551,523
Coterra Energy, Inc.	67,167	2,090,909
Devon Energy Corp.	55,281	4,275,985
Diamondback Energy, Inc.	15,007	2,357,750
EOG Resources, Inc.	49,476	6,754,463
EQT Corp.	31,233	1,306,789
Exxon Mobil Corp.	351,849	38,988,388
Hess Corp.	23,525	3,318,907
Marathon Oil Corp.	57,204	1,741,862
Marathon Petroleum Corp.	42,096	4,782,947
Occidental Petroleum Corp.	62,912	4,567,411
Phillips 66	40,612	4,235,425
Pioneer Natural Resources Co.	20,149	5,166,405
Valero Energy Corp.	33,261	4,175,919
		126,070,830
Oil & Gas Services — 0.4%
Baker Hughes Co.	85,416	2,362,607
Halliburton Co.	76,568	2,788,606
Schlumberger, Ltd.	119,408	6,212,798
		11,364,011
Packaging & Containers — 0.2%
Amcor PLC	126,870	1,469,154
Ball Corp.	26,535	1,310,564
Packaging Corp. of America	7,914	951,342
Sealed Air Corp.	12,261	583,869
WestRock Co.	21,469	731,234
		5,046,163

SunAmerica Series Trust SA Large Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Pharmaceuticals — 6.8%
AbbVie, Inc.	149,270	$ 21,853,128
AmerisourceBergen Corp.	13,123	2,063,198
Becton Dickinson and Co.	24,077	5,681,450
Bristol-Myers Squibb Co.	180,267	13,965,284
Cardinal Health, Inc.	22,999	1,745,624
Cigna Corp.	25,759	8,321,703
CVS Health Corp.	110,834	10,495,980
DexCom, Inc.†	33,143	4,003,012
Eli Lilly & Co.	66,581	24,108,314
Henry Schein, Inc.†	11,491	786,674
Johnson & Johnson	221,966	38,615,425
McKesson Corp.	12,134	4,724,616
Merck & Co., Inc.	213,870	21,643,644
Organon & Co.	21,472	562,137
Pfizer, Inc.	473,817	22,056,181
Viatris, Inc.	102,371	1,037,018
Zoetis, Inc.	39,522	5,959,127
		187,622,515
Pipelines — 0.4%
Kinder Morgan, Inc.	167,382	3,032,962
ONEOK, Inc.	37,726	2,237,906
Targa Resources Corp.	19,127	1,307,713
Williams Cos., Inc.	102,873	3,367,033
		9,945,614
Real Estate — 0.1%
CBRE Group, Inc., Class A†	27,115	1,923,538
REITS — 2.6%
Alexandria Real Estate Equities, Inc.	12,536	1,821,481
American Tower Corp.	39,307	8,144,017
AvalonBay Communities, Inc.	11,805	2,067,292
Boston Properties, Inc.	12,041	875,381
Camden Property Trust	8,994	1,039,257
Crown Castle, Inc.	36,559	4,871,852
Digital Realty Trust, Inc.	24,264	2,432,466
Equinix, Inc.	7,689	4,355,357
Equity Residential	28,578	1,800,986
Essex Property Trust, Inc.	5,498	1,221,875
Extra Space Storage, Inc.	11,305	2,005,959
Federal Realty Investment Trust	6,148	608,529
Healthpeak Properties, Inc.	45,554	1,080,996
Host Hotels & Resorts, Inc.	60,354	1,139,484
Invitation Homes, Inc.	48,953	1,551,321
Iron Mountain, Inc.	24,541	1,228,768
Kimco Realty Corp.	52,215	1,116,357
Mid-America Apartment Communities, Inc.	9,746	1,534,508
Prologis, Inc.	77,944	8,632,298
Public Storage	13,338	4,131,445
Realty Income Corp.	52,138	3,246,633
Regency Centers Corp.	13,002	786,751
SBA Communications Corp.	9,107	2,457,979
Simon Property Group, Inc.	27,636	3,011,771
UDR, Inc.	25,785	1,025,212
Ventas, Inc.	33,745	1,320,442
VICI Properties, Inc.	81,308	2,603,482
Vornado Realty Trust	13,600	320,824
Welltower, Inc.	39,120	2,387,885
Weyerhaeuser Co.	62,500	1,933,125
		70,753,733
Security Description	Shares or Principal Amount	Value

Retail — 5.5%
Advance Auto Parts, Inc.	5,119	$ 972,200
AutoZone, Inc.†	1,645	4,166,588
Bath & Body Works, Inc.	19,274	643,366
Best Buy Co., Inc.	16,919	1,157,429
CarMax, Inc.†	13,437	846,665
Chipotle Mexican Grill, Inc.†	2,344	3,512,086
Costco Wholesale Corp.	37,397	18,754,595
Darden Restaurants, Inc.	10,349	1,481,356
Dollar General Corp.	19,164	4,887,778
Dollar Tree, Inc.†	17,820	2,824,470
Domino's Pizza, Inc.	3,030	1,006,687
Genuine Parts Co.	11,940	2,123,648
Home Depot, Inc.	86,767	25,694,312
Lowe's Cos., Inc.	53,958	10,519,112
McDonald's Corp.	62,112	16,935,458
O'Reilly Automotive, Inc.†	5,382	4,505,649
Ross Stores, Inc.	29,542	2,826,874
Starbucks Corp.	96,868	8,387,800
Target Corp.	39,147	6,429,895
TJX Cos., Inc.	98,914	7,131,699
Tractor Supply Co.	9,371	2,059,465
Ulta Beauty, Inc.†	4,375	1,834,744
Walgreens Boots Alliance, Inc.	60,560	2,210,440
Walmart, Inc.	120,338	17,127,708
Yum! Brands, Inc.	24,022	2,840,601
		150,880,625
Semiconductors — 4.5%
Advanced Micro Devices, Inc.†	136,287	8,185,397
Analog Devices, Inc.	43,884	6,258,736
Applied Materials, Inc.	73,444	6,484,371
Broadcom, Inc.	34,092	16,027,331
Intel Corp.	346,645	9,855,117
KLA Corp.	11,972	3,788,539
Lam Research Corp.	11,564	4,680,876
Microchip Technology, Inc.	46,643	2,879,739
Micron Technology, Inc.	93,132	5,038,441
Monolithic Power Systems, Inc.	3,753	1,273,956
NVIDIA Corp.	211,399	28,532,523
NXP Semiconductors NV	22,170	3,238,594
ON Semiconductor Corp.†	36,576	2,246,864
Qorvo, Inc.†	8,713	750,015
QUALCOMM, Inc.	94,808	11,155,109
Skyworks Solutions, Inc.	13,545	1,165,005
Teradyne, Inc.	13,236	1,076,749
Texas Instruments, Inc.	77,139	12,390,838
		125,028,200
Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc.	3,373	867,097
Software — 9.0%
Activision Blizzard, Inc.	60,101	4,375,353
Adobe, Inc.†	39,510	12,583,935
Akamai Technologies, Inc.†	13,420	1,185,389
ANSYS, Inc.†	7,351	1,625,747
Autodesk, Inc.†	18,343	3,930,905
Broadridge Financial Solutions, Inc.	9,897	1,485,144
Cadence Design Systems, Inc.†	23,121	3,500,288
Ceridian HCM Holding, Inc.†	12,922	855,307
Electronic Arts, Inc.	22,300	2,808,908
Fidelity National Information Services, Inc.	51,328	4,259,711

SunAmerica Series Trust SA Large Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
Fiserv, Inc.†	53,996	$ 5,547,549
Intuit, Inc.	23,814	10,180,485
Jack Henry & Associates, Inc.	6,151	1,224,418
Microsoft Corp.	629,625	146,154,851
MSCI, Inc.	6,796	3,186,372
Oracle Corp.	128,241	10,011,775
Paychex, Inc.	27,042	3,199,339
Paycom Software, Inc.†	4,104	1,419,984
PTC, Inc.†	8,925	1,051,633
Roper Technologies, Inc.	8,950	3,710,133
Salesforce, Inc.†	84,002	13,657,885
ServiceNow, Inc.†	17,054	7,175,300
Synopsys, Inc.†	12,914	3,777,991
Take-Two Interactive Software, Inc.†	13,228	1,567,253
Tyler Technologies, Inc.†	3,510	1,134,888
		249,610,543
Telecommunications — 2.1%
Arista Networks, Inc.†	20,808	2,514,855
AT&T, Inc.	601,605	10,967,259
Cisco Systems, Inc.	349,597	15,882,192
Corning, Inc.	64,229	2,066,247
Juniper Networks, Inc.	27,236	833,422
Lumen Technologies, Inc.	80,415	591,854
Motorola Solutions, Inc.	14,089	3,518,164
T-Mobile US, Inc.†	50,818	7,701,976
Verizon Communications, Inc.	354,557	13,249,795
		57,325,764
Toys/Games/Hobbies — 0.0%
Hasbro, Inc.	10,959	715,075
Transportation — 1.4%
C.H. Robinson Worldwide, Inc.	10,459	1,022,054
CSX Corp.	180,772	5,253,234
Expeditors International of Washington, Inc.	13,811	1,351,406
FedEx Corp.	20,182	3,234,771
JB Hunt Transport Services, Inc.	7,011	1,199,372
Norfolk Southern Corp.	19,829	4,522,400
Security Description	Shares or Principal Amount	Value

Transportation (continued)
Old Dominion Freight Line, Inc.	7,738	$ 2,124,855
Union Pacific Corp.	52,721	10,393,418
United Parcel Service, Inc., Class B	61,786	10,365,837
		39,467,347
Water — 0.1%
American Water Works Co., Inc.	15,347	2,230,533
Total Long-Term Investment Securities (cost $1,534,732,065)		2,747,057,528
SHORT-TERM INVESTMENTS — 0.1%
U.S. Government — 0.1%
United States Treasury Bills
1.01%, 02/23/2023(2)	$ 900,000	888,324
1.20%, 02/23/2023(2)	4,000,000	3,948,109
Total Short-Term Investments (cost $4,881,922)		4,836,433
REPURCHASE AGREEMENTS — 0.3%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.83% dated 10/31/2022 , to be repurchased 11/01/2022 in the amount of $7,882,316 and collateralized by $8,331,800 of United States Treasury Notes, bearing interest at 2.13% due 07/31/2024 and having an approximate value of $8,039,858 (cost $7,882,134)	7,882,134	7,882,134
TOTAL INVESTMENTS (cost $1,547,496,121)	99.9%	2,759,776,095
Other assets less liabilities	0.1	1,525,779
NET ASSETS	100.0%	$2,761,301,874
†	Non-income producing security
(1)	Security represents an investment in an affiliated company (see Note 2)
(2)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized (Depreciation)
85	Long	S&P 500 E-Mini Index	December 2022	$17,366,862	$16,502,750	$(864,112)
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

SunAmerica Series Trust SA Large Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2022— (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2022 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$2,747,057,528	$—	$—	$2,747,057,528
Short-Term Investments	—	4,836,433	—	4,836,433
Repurchase Agreements	—	7,882,134	—	7,882,134
Total Investments at Value	$2,747,057,528	$12,718,567	$—	$2,759,776,095
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$864,112	$—	$—	$864,112
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Portfolio of Investments

SunAmerica Series Trust SA Large Cap Value Index Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2022— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 99.1%
Advertising — 0.2%
Interpublic Group of Cos., Inc.	6,975	$ 207,785
Omnicom Group, Inc.	3,654	265,829
		473,614
Aerospace/Defense — 3.0%
Boeing Co.†	9,957	1,418,972
General Dynamics Corp.	4,012	1,002,198
Howmet Aerospace, Inc.	6,595	234,452
L3Harris Technologies, Inc.	1,980	488,011
Lockheed Martin Corp.	4,210	2,048,923
Northrop Grumman Corp.	2,594	1,424,132
Raytheon Technologies Corp.	26,339	2,497,464
TransDigm Group, Inc.	515	296,516
		9,410,668
Agriculture — 1.6%
Altria Group, Inc.	32,124	1,486,377
Archer-Daniels-Midland Co.	10,000	969,800
Philip Morris International, Inc.	27,653	2,539,928
		4,996,105
Airlines — 0.4%
Alaska Air Group, Inc.†	2,261	100,524
American Airlines Group, Inc.†	11,592	164,375
Delta Air Lines, Inc.†	11,438	388,091
Southwest Airlines Co.†	10,585	384,765
United Airlines Holdings, Inc.†	5,829	251,113
		1,288,868
Apparel — 0.4%
NIKE, Inc., Class B	10,369	960,999
Ralph Lauren Corp.	765	70,908
Tapestry, Inc.	4,492	142,306
VF Corp.	5,891	166,421
		1,340,634
Auto Manufacturers — 1.0%
Cummins, Inc.	2,515	614,943
Ford Motor Co.	70,452	941,943
General Motors Co.	26,010	1,020,893
PACCAR, Inc.	6,203	600,636
		3,178,415
Auto Parts & Equipment — 0.1%
Aptiv PLC†	2,852	259,732
BorgWarner, Inc.	4,225	158,564
		418,296
Banks — 6.0%
Bank of America Corp.	69,834	2,516,817
Bank of New York Mellon Corp.	13,118	552,399
Citigroup, Inc.	34,548	1,584,371
Citizens Financial Group, Inc.	8,842	361,638
Comerica, Inc.	1,284	90,522
Fifth Third Bancorp	12,241	436,881
Huntington Bancshares, Inc.	25,727	390,536
JPMorgan Chase & Co.	28,249	3,555,984
KeyCorp	16,637	297,303
M&T Bank Corp.	3,133	527,503
Morgan Stanley	12,183	1,001,077
Northern Trust Corp.	3,717	313,529
PNC Financial Services Group, Inc.	7,316	1,183,948
Regions Financial Corp.	9,168	201,238
Security Description	Shares or Principal Amount	Value

Banks (continued)
State Street Corp.	6,558	$ 485,292
Truist Financial Corp.	23,661	1,059,776
US Bancorp	24,119	1,023,852
Wells Fargo & Co.	67,663	3,111,822
Zions Bancorp NA	1,396	72,508
		18,766,996
Beverages — 2.8%
Brown-Forman Corp., Class B	3,262	221,816
Coca-Cola Co.	69,431	4,155,445
Constellation Brands, Inc., Class A	2,842	702,201
Keurig Dr Pepper, Inc.	11,519	447,398
Molson Coors Beverage Co., Class B	3,357	169,294
Monster Beverage Corp.†	3,293	308,620
PepsiCo, Inc.	14,279	2,592,781
		8,597,555
Biotechnology — 1.9%
Amgen, Inc.	5,630	1,522,071
Biogen, Inc.†	2,589	733,826
Bio-Rad Laboratories, Inc., Class A†	172	60,494
Corteva, Inc.	12,819	837,593
Gilead Sciences, Inc.	22,358	1,754,209
Illumina, Inc.†	1,429	326,984
Incyte Corp.†	1,877	139,536
Vertex Pharmaceuticals, Inc.†	1,830	570,960
		5,945,673
Building Materials — 0.5%
Carrier Global Corp.	15,013	596,917
Fortune Brands Home & Security, Inc.	1,269	76,546
Johnson Controls International PLC	4,792	277,169
Martin Marietta Materials, Inc.	467	156,903
Masco Corp.	2,092	96,797
Mohawk Industries, Inc.†	941	89,160
Vulcan Materials Co.	1,233	201,842
		1,495,334
Chemicals — 2.3%
Air Products and Chemicals, Inc.	3,957	990,833
Albemarle Corp.	669	187,233
Celanese Corp.	1,014	97,466
CF Industries Holdings, Inc.	1,422	151,102
Dow, Inc.	12,811	598,786
DuPont de Nemours, Inc.	8,935	511,082
Eastman Chemical Co.	2,191	168,291
Ecolab, Inc.	4,423	694,721
FMC Corp.	2,247	267,168
International Flavors & Fragrances, Inc.	4,548	443,930
Linde PLC	4,356	1,295,257
LyondellBasell Industries NV, Class A	4,539	347,006
Mosaic Co.	6,159	331,046
PPG Industries, Inc.	4,192	478,643
Sherwin-Williams Co.	1,977	444,884
		7,007,448
Commercial Services — 1.6%
Automatic Data Processing, Inc.	3,484	842,083
Cintas Corp.	829	354,439
CoStar Group, Inc.†	3,532	292,167
FleetCor Technologies, Inc.†	1,338	249,029
Global Payments, Inc.	4,944	564,901
MarketAxess Holdings, Inc.	349	85,170

SunAmerica Series Trust SA Large Cap Value Index Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Commercial Services (continued)
Moody's Corp.	957	$ 253,481
PayPal Holdings, Inc.†	9,490	793,174
Quanta Services, Inc.	1,174	166,755
Robert Half International, Inc.	625	47,787
Rollins, Inc.	2,312	97,289
S&P Global, Inc.	2,370	761,362
United Rentals, Inc.†	499	157,539
Verisk Analytics, Inc.	1,372	250,843
		4,916,019
Computers — 1.7%
Accenture PLC, Class A	4,739	1,345,402
Cognizant Technology Solutions Corp., Class A	9,237	575,003
DXC Technology Co.†	4,101	117,904
Hewlett Packard Enterprise Co.	23,178	330,750
HP, Inc.	8,117	224,192
International Business Machines Corp.	16,112	2,228,129
Leidos Holdings, Inc.	2,436	247,473
NetApp, Inc.	1,137	78,760
Seagate Technology Holdings PLC	941	46,730
Western Digital Corp.†	5,587	192,025
		5,386,368
Cosmetics/Personal Care — 2.3%
Colgate-Palmolive Co.	14,880	1,098,739
Estee Lauder Cos., Inc., Class A	1,695	339,831
Procter & Gamble Co.	42,627	5,740,578
		7,179,148
Distribution/Wholesale — 0.3%
Copart, Inc.†	1,221	140,439
Fastenal Co.	5,331	257,647
LKQ Corp.	2,651	147,502
WW Grainger, Inc.	808	472,155
		1,017,743
Diversified Financial Services — 3.7%
American Express Co.	5,992	889,512
Ameriprise Financial, Inc.	753	232,767
BlackRock, Inc.	1,291	833,870
Capital One Financial Corp.	3,560	377,431
Cboe Global Markets, Inc.	795	98,978
Charles Schwab Corp.	8,716	694,404
CME Group, Inc.	6,412	1,111,200
Franklin Resources, Inc.	2,787	65,355
Intercontinental Exchange, Inc.	4,284	409,422
Invesco, Ltd.	8,115	124,322
Mastercard, Inc., Class A	8,067	2,647,428
Nasdaq, Inc.	1,330	82,779
Raymond James Financial, Inc.	1,421	167,877
Synchrony Financial	3,695	131,394
T. Rowe Price Group, Inc.	1,208	128,241
Visa, Inc., Class A	16,625	3,444,035
		11,439,015
Electric — 5.2%
AES Corp.	11,915	311,696
Alliant Energy Corp.	4,476	233,513
Ameren Corp.	4,609	375,726
American Electric Power Co., Inc.	9,164	805,699
CenterPoint Energy, Inc.	11,230	321,290
Security Description	Shares or Principal Amount	Value

Electric (continued)
CMS Energy Corp.	5,177	$ 295,348
Consolidated Edison, Inc.	6,325	556,347
Constellation Energy Corp.	5,830	551,168
Dominion Energy, Inc.	14,851	1,039,125
DTE Energy Co.	3,456	387,452
Duke Energy Corp.	13,735	1,279,827
Edison International	6,804	408,512
Entergy Corp.	3,629	388,811
Evergy, Inc.	4,094	250,266
Eversource Energy	6,180	471,410
Exelon Corp.	17,692	682,734
FirstEnergy Corp.	9,683	365,146
NextEra Energy, Inc.	35,049	2,716,298
PG&E Corp.†	28,720	428,790
Pinnacle West Capital Corp.	2,017	135,563
PPL Corp.	13,133	347,893
Public Service Enterprise Group, Inc.	8,899	498,967
Sempra Energy	5,607	846,321
Southern Co.	18,963	1,241,697
WEC Energy Group, Inc.	5,627	513,914
Xcel Energy, Inc.	9,758	635,343
		16,088,856
Electrical Components & Equipment — 0.5%
AMETEK, Inc.	4,095	530,957
Emerson Electric Co.	10,548	913,457
		1,444,414
Electronics — 1.6%
Agilent Technologies, Inc.	2,131	294,824
Allegion PLC	1,567	164,175
Amphenol Corp., Class A	4,987	378,164
Fortive Corp.	6,345	405,446
Garmin, Ltd.	1,349	118,766
Honeywell International, Inc.	12,018	2,451,912
Keysight Technologies, Inc.†	803	139,842
Mettler-Toledo International, Inc.†	149	188,475
TE Connectivity, Ltd.	5,706	697,444
Trimble, Inc.†	1,944	116,951
		4,955,999
Energy-Alternate Sources — 0.0%
SolarEdge Technologies, Inc.†	248	57,047
Engineering & Construction — 0.0%
Jacobs Solutions, Inc.	1,275	146,905
Entertainment — 0.1%
Caesars Entertainment, Inc.†	1,377	60,216
Live Nation Entertainment, Inc.†	1,445	115,037
		175,253
Environmental Control — 0.3%
Pentair PLC	1,232	52,914
Republic Services, Inc.	2,051	272,004
Waste Management, Inc.	3,288	520,721
		845,639
Food — 2.2%
Campbell Soup Co.	3,592	190,053
Conagra Brands, Inc.	8,564	314,299
General Mills, Inc.	10,627	866,951
Hershey Co.	1,441	344,068
Hormel Foods Corp.	5,163	239,821

SunAmerica Series Trust SA Large Cap Value Index Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Food (continued)
J.M. Smucker Co.	1,901	$ 286,405
Kellogg Co.	4,550	349,531
Kraft Heinz Co.	14,209	546,620
Kroger Co.	11,616	549,321
Lamb Weston Holdings, Inc.	2,564	221,068
McCormick & Co., Inc.	4,468	351,363
Mondelez International, Inc., Class A	24,449	1,503,124
Sysco Corp.	9,088	786,657
Tyson Foods, Inc., Class A	5,166	353,096
		6,902,377
Forest Products & Paper — 0.1%
International Paper Co.	6,458	217,053
Gas — 0.1%
Atmos Energy Corp.	2,495	265,842
NiSource, Inc.	7,242	186,047
		451,889
Hand/Machine Tools — 0.1%
Snap-on, Inc.	950	210,948
Stanley Black & Decker, Inc.	2,637	206,978
		417,926
Healthcare-Products — 3.0%
Abbott Laboratories	14,683	1,452,736
ABIOMED, Inc.†	365	92,009
Baxter International, Inc.	8,984	488,281
Boston Scientific Corp.†	25,538	1,100,943
Cooper Cos., Inc.	880	240,583
Danaher Corp.	3,737	940,491
DENTSPLY SIRONA, Inc.	3,843	118,441
Edwards Lifesciences Corp.†	4,092	296,384
Hologic, Inc.†	1,158	78,512
IDEXX Laboratories, Inc.†	460	165,453
Intuitive Surgical, Inc.†	1,975	486,778
Medtronic PLC	23,702	2,070,133
ResMed, Inc.	1,097	245,388
STERIS PLC	1,035	178,620
Stryker Corp.	3,544	812,427
Teleflex, Inc.	837	179,587
Waters Corp.†	278	83,169
Zimmer Biomet Holdings, Inc.	3,743	424,269
		9,454,204
Healthcare-Services — 3.6%
Catalent, Inc.†	1,279	84,069
Centene Corp.†	10,196	867,985
DaVita, Inc.†	993	72,499
Elevance Health, Inc.	4,281	2,340,722
HCA Healthcare, Inc.	1,613	350,779
Humana, Inc.	2,258	1,260,144
IQVIA Holdings, Inc.†	898	188,284
Laboratory Corp. of America Holdings	758	168,170
Molina Healthcare, Inc.†	529	189,837
Quest Diagnostics, Inc.	1,123	161,319
UnitedHealth Group, Inc.	9,678	5,372,742
Universal Health Services, Inc., Class B	1,172	135,800
		11,192,350
Home Builders — 0.3%
D.R. Horton, Inc.	2,651	203,809
Lennar Corp., Class A	4,549	367,104
Security Description	Shares or Principal Amount	Value

Home Builders (continued)
NVR, Inc.†	29	$ 122,895
PulteGroup, Inc.	4,130	165,159
		858,967
Home Furnishings — 0.0%
Whirlpool Corp.	972	134,369
Household Products/Wares — 0.5%
Avery Dennison Corp.	710	120,380
Church & Dwight Co., Inc.	4,333	321,205
Clorox Co.	2,197	320,850
Kimberly-Clark Corp.	6,023	749,623
		1,512,058
Housewares — 0.0%
Newell Brands, Inc.	3,156	43,584
Insurance — 6.8%
Aflac, Inc.	10,258	667,898
Allstate Corp.	4,822	608,778
American International Group, Inc.(1)	13,565	773,205
Aon PLC, Class A	1,505	423,642
Arch Capital Group, Ltd.†	3,688	212,060
Arthur J. Gallagher & Co.	2,101	393,055
Assurant, Inc.	949	128,931
Berkshire Hathaway, Inc., Class B†	32,196	9,500,718
Brown & Brown, Inc.	1,296	76,192
Chubb, Ltd.	7,450	1,600,930
Cincinnati Financial Corp.	1,505	155,497
Everest Re Group, Ltd.	703	226,830
Globe Life, Inc.	1,616	186,680
Hartford Financial Services Group, Inc.	5,764	417,371
Lincoln National Corp.	2,763	148,843
Loews Corp.	3,567	203,390
Marsh & McLennan Cos., Inc.	3,472	560,693
MetLife, Inc.	11,952	875,006
Principal Financial Group, Inc.	4,135	364,418
Progressive Corp.	10,434	1,339,726
Prudential Financial, Inc.	6,636	698,041
Travelers Cos., Inc.	4,233	780,819
W.R. Berkley Corp.	3,644	271,041
Willis Towers Watson PLC	1,962	428,128
		21,041,892
Internet — 0.8%
Booking Holdings, Inc.†	708	1,323,592
CDW Corp.	989	170,909
eBay, Inc.	2,254	89,799
Expedia Group, Inc.†	2,712	253,491
F5, Inc.†	499	71,312
Gen Digital, Inc.	10,562	237,962
Match Group, Inc.†	5,048	218,073
VeriSign, Inc.†	882	176,806
		2,541,944
Iron/Steel — 0.1%
Nucor Corp.	2,148	282,204
Leisure Time — 0.2%
Carnival Corp.†	17,608	159,529
Norwegian Cruise Line Holdings, Ltd.†	7,517	126,962
Royal Caribbean Cruises, Ltd.†	3,913	208,876
		495,367

SunAmerica Series Trust SA Large Cap Value Index Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Lodging — 0.6%
Hilton Worldwide Holdings, Inc.	2,887	$ 390,496
Las Vegas Sands Corp.†	5,862	222,815
Marriott International, Inc., Class A	4,921	787,901
MGM Resorts International	5,820	207,017
Wynn Resorts, Ltd.†	1,846	117,959
		1,726,188
Machinery-Construction & Mining — 0.7%
Caterpillar, Inc.	9,417	2,038,404
Machinery-Diversified — 0.9%
Deere & Co.	2,679	1,060,402
Dover Corp.	1,383	180,744
IDEX Corp.	794	176,514
Ingersoll Rand, Inc.	7,192	363,196
Nordson Corp.	386	86,850
Otis Worldwide Corp.	4,498	317,739
Rockwell Automation, Inc.	988	252,237
Westinghouse Air Brake Technologies Corp.	3,244	302,600
Xylem, Inc.	1,896	194,207
		2,934,489
Media — 2.6%
Charter Communications, Inc., Class A†	1,977	726,785
Comcast Corp., Class A	78,558	2,493,431
DISH Network Corp., Class A†	4,478	66,767
FactSet Research Systems, Inc.	285	121,265
Fox Corp., Class A	5,467	157,832
Fox Corp., Class B	2,510	68,272
News Corp., Class A	6,879	116,049
News Corp., Class B	2,131	36,504
Paramount Global, Class B	9,008	165,026
Walt Disney Co.†	32,521	3,464,787
Warner Bros. Discovery, Inc.†	39,408	512,304
		7,929,022
Mining — 0.3%
Freeport-McMoRan, Inc.	14,285	452,692
Newmont Corp.	14,158	599,166
		1,051,858
Miscellaneous Manufacturing — 2.1%
3M Co.	9,876	1,242,302
A.O. Smith Corp.	1,146	62,778
Eaton Corp. PLC	7,105	1,066,247
General Electric Co.	19,561	1,522,041
Illinois Tool Works, Inc.	2,965	633,117
Parker-Hannifin Corp.	2,290	665,520
Teledyne Technologies, Inc.†	836	332,711
Textron, Inc.	3,773	258,224
Trane Technologies PLC	4,134	659,911
		6,442,851
Office/Business Equipment — 0.0%
Zebra Technologies Corp., Class A†	249	70,522
Oil & Gas — 7.4%
APA Corp.	2,621	119,151
Chevron Corp.	32,125	5,811,413
ConocoPhillips	22,709	2,863,378
Coterra Energy, Inc.	14,192	441,797
EOG Resources, Inc.	5,645	770,655
Security Description	Shares or Principal Amount	Value

Oil & Gas (continued)
EQT Corp.	6,600	$ 276,144
Exxon Mobil Corp.	74,345	8,238,169
Hess Corp.	1,442	203,437
Marathon Oil Corp.	12,087	368,049
Marathon Petroleum Corp.	8,895	1,010,650
Occidental Petroleum Corp.	7,843	569,402
Phillips 66	8,581	894,913
Pioneer Natural Resources Co.	1,873	480,256
Valero Energy Corp.	7,028	882,365
		22,929,779
Oil & Gas Services — 0.8%
Baker Hughes Co.	18,048	499,208
Halliburton Co.	16,179	589,239
Schlumberger, Ltd.	25,231	1,312,769
		2,401,216
Packaging & Containers — 0.3%
Amcor PLC	26,807	310,425
Ball Corp.	5,607	276,930
Packaging Corp. of America	1,672	200,991
Sealed Air Corp.	1,166	55,525
WestRock Co.	4,536	154,496
		998,367
Pharmaceuticals — 9.0%
AbbVie, Inc.	14,509	2,124,118
AmerisourceBergen Corp.	2,773	435,971
Becton Dickinson and Co.	5,088	1,200,615
Bristol-Myers Squibb Co.	38,090	2,950,832
Cardinal Health, Inc.	4,860	368,874
Cigna Corp.	5,443	1,758,416
CVS Health Corp.	23,419	2,217,779
Henry Schein, Inc.†	2,428	166,221
Johnson & Johnson	46,901	8,159,367
McKesson Corp.	2,564	998,345
Merck & Co., Inc.	45,190	4,573,228
Organon & Co.	4,537	118,779
Pfizer, Inc.	46,054	2,143,814
Viatris, Inc.	21,631	219,122
Zoetis, Inc.	2,839	428,064
		27,863,545
Pipelines — 0.5%
Kinder Morgan, Inc.	35,368	640,868
ONEOK, Inc.	4,544	269,550
Williams Cos., Inc.	21,737	711,452
		1,621,870
Real Estate — 0.1%
CBRE Group, Inc., Class A†	2,865	203,243
REITS — 2.9%
Alexandria Real Estate Equities, Inc.	2,649	384,900
American Tower Corp.	4,070	843,263
AvalonBay Communities, Inc.	1,447	253,399
Boston Properties, Inc.	2,544	184,949
Crown Castle, Inc.	4,249	566,222
Digital Realty Trust, Inc.	5,127	513,982
Equinix, Inc.	877	496,768
Equity Residential	6,039	380,578
Essex Property Trust, Inc.	651	144,678
Federal Realty Investment Trust	753	74,532
Healthpeak Properties, Inc.	9,625	228,401

SunAmerica Series Trust SA Large Cap Value Index Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
REITS (continued)
Host Hotels & Resorts, Inc.	12,753	$ 240,777
Invitation Homes, Inc.	5,586	177,020
Iron Mountain, Inc.	2,022	101,241
Kimco Realty Corp.	11,033	235,885
Mid-America Apartment Communities, Inc.	783	123,283
Prologis, Inc.	6,292	696,839
Public Storage	1,156	358,071
Realty Income Corp.	11,017	686,029
Regency Centers Corp.	2,747	166,221
SBA Communications Corp.	847	228,605
Simon Property Group, Inc.	2,336	254,577
UDR, Inc.	2,452	97,491
Ventas, Inc.	7,130	278,997
VICI Properties, Inc.	17,180	550,104
Vornado Realty Trust	2,874	67,798
Welltower, Inc.	8,266	504,557
Weyerhaeuser Co.	7,660	236,924
		9,076,091
Retail — 5.3%
Advance Auto Parts, Inc.	563	106,925
Bath & Body Works, Inc.	1,425	47,567
Best Buy Co., Inc.	3,575	244,566
CarMax, Inc.†	1,334	84,055
Chipotle Mexican Grill, Inc.†	163	244,228
Costco Wholesale Corp.	3,872	1,941,808
Darden Restaurants, Inc.	2,187	313,047
Dollar General Corp.	4,049	1,032,697
Dollar Tree, Inc.†	3,765	596,752
Domino's Pizza, Inc.	211	70,103
Genuine Parts Co.	2,523	448,741
Home Depot, Inc.	4,400	1,302,972
McDonald's Corp.	7,218	1,968,060
Ross Stores, Inc.	6,242	597,297
Starbucks Corp.	10,029	868,411
Target Corp.	3,722	611,338
TJX Cos., Inc.	20,900	1,506,890
Ulta Beauty, Inc.†	407	170,684
Walgreens Boots Alliance, Inc.	12,796	467,054
Walmart, Inc.	25,427	3,619,025
Yum! Brands, Inc.	2,690	318,092
		16,560,312
Semiconductors — 2.6%
Analog Devices, Inc.	9,273	1,322,515
Broadcom, Inc.	3,098	1,456,432
Intel Corp.	73,246	2,082,384
Microchip Technology, Inc.	5,125	316,417
Micron Technology, Inc.	19,679	1,064,634
NXP Semiconductors NV	1,733	253,157
ON Semiconductor Corp.†	1,855	113,953
Qorvo, Inc.†	939	80,829
Skyworks Solutions, Inc.	1,517	130,477
Texas Instruments, Inc.	8,313	1,335,317
		8,156,115
Shipbuilding — 0.1%
Huntington Ingalls Industries, Inc.	713	183,291
Software — 2.4%
Activision Blizzard, Inc.	12,699	924,487
Security Description	Shares or Principal Amount	Value

Software (continued)
Akamai Technologies, Inc.†	1,645	$ 145,303
ANSYS, Inc.†	590	130,484
Autodesk, Inc.†	1,395	298,948
Broadridge Financial Solutions, Inc.	1,171	175,720
Ceridian HCM Holding, Inc.†	1,611	106,632
Electronic Arts, Inc.	4,712	593,523
Fidelity National Information Services, Inc.	10,846	900,110
Fiserv, Inc.†	11,409	1,172,161
Jack Henry & Associates, Inc.	1,300	258,778
Paychex, Inc.	2,686	317,781
Paycom Software, Inc.†	217	75,082
PTC, Inc.†	943	111,114
Roper Technologies, Inc.	1,891	783,895
Salesforce, Inc.†	6,922	1,125,448
Synopsys, Inc.†	900	263,295
Take-Two Interactive Software, Inc.†	1,062	125,826
Tyler Technologies, Inc.†	282	91,179
		7,599,766
Telecommunications — 3.1%
AT&T, Inc.	127,118	2,317,361
Cisco Systems, Inc.	40,628	1,845,730
Corning, Inc.	13,571	436,579
Juniper Networks, Inc.	5,755	176,103
Lumen Technologies, Inc.	16,992	125,061
Motorola Solutions, Inc.	1,221	304,896
T-Mobile US, Inc.†	10,738	1,627,451
Verizon Communications, Inc.	74,917	2,799,649
		9,632,830
Toys/Games/Hobbies — 0.1%
Hasbro, Inc.	2,316	151,119
Transportation — 1.8%
C.H. Robinson Worldwide, Inc.	2,210	215,961
CSX Corp.	38,197	1,110,005
FedEx Corp.	4,264	683,434
JB Hunt Transport Services, Inc.	607	103,840
Norfolk Southern Corp.	4,190	955,613
Union Pacific Corp.	6,573	1,295,801
United Parcel Service, Inc., Class B	7,442	1,248,544
		5,613,198
Water — 0.2%
American Water Works Co., Inc.	3,243	471,338
Total Common Stocks (cost $282,822,533)		307,773,610
UNAFFILIATED INVESTMENT COMPANIES — 0.6%
iShares S&P 500 Value ETF (cost $1,999,981)	13,772	1,973,941
Total Long-Term Investment Securities (cost $284,822,514)		309,747,551

SunAmerica Series Trust SA Large Cap Value Index Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS — 0.0%
U.S. Government — 0.0%
United States Treasury Bills
3.97%, 10/05/2023(2) (cost $96,270)	$100,000	$ 95,826
TOTAL INVESTMENTS (cost $284,918,784)	99.7%	309,843,377
Other assets less liabilities	0.3	849,660
NET ASSETS	100.0%	$310,693,037
†	Non-income producing security
(1)	Security represents an investment in an affiliated company (see Note 2)
(2)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
ETF—Exchange Traded Fund
Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized (Depreciation)
4	Long	S&P 500 E-Mini Index	December 2022	$817,264	$776,600	$(40,664)
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2022 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$307,773,610	$—	$—	$307,773,610
Unaffiliated Investment Companies	1,973,941	—	—	1,973,941
Short-Term Investments	—	95,826	—	95,826
Total Investments at Value	$309,747,551	$95,826	$—	$309,843,377
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$40,664	$—	$—	$40,664
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Portfolio of Investments

SunAmerica Series Trust SA MFS Blue Chip Growth Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2022— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 99.5%
Aerospace/Defense — 2.0%
General Dynamics Corp.	27,448	$ 6,856,511
Howmet Aerospace, Inc.	135,124	4,803,658
		11,660,169
Agriculture — 0.6%
Archer-Daniels-Midland Co.	31,634	3,067,865
Darling Ingredients, Inc.†	5,223	409,901
		3,477,766
Apparel — 0.6%
NIKE, Inc., Class B	41,588	3,854,376
Auto Manufacturers — 2.4%
Tesla, Inc.†	62,547	14,231,944
Beverages — 1.2%
PepsiCo, Inc.	39,540	7,179,673
Biotechnology — 2.4%
Exelixis, Inc.†	100,537	1,666,903
Maravai LifeSciences Holdings, Inc., Class A†	111,723	1,854,602
Moderna, Inc.†	11,497	1,728,344
Vertex Pharmaceuticals, Inc.†	28,763	8,974,056
		14,223,905
Building Materials — 0.4%
Armstrong World Industries, Inc.	9,837	743,382
Masco Corp.	35,771	1,655,124
		2,398,506
Chemicals — 0.7%
Chemours Co.	147,311	4,217,514
Commercial Services — 1.5%
Gartner, Inc.†	28,774	8,687,446
Computers — 15.4%
Accenture PLC, Class A	30,617	8,692,166
Apple, Inc.	498,135	76,384,021
Crowdstrike Holdings, Inc., Class A†	43,019	6,934,663
		92,010,850
Cosmetics/Personal Care — 1.3%
Colgate-Palmolive Co.	102,364	7,558,558
Distribution/Wholesale — 0.1%
Univar Solutions, Inc.†	32,328	823,717
Diversified Financial Services — 4.8%
Ameriprise Financial, Inc.	9,796	3,028,140
Mastercard, Inc., Class A	10,741	3,524,981
Raymond James Financial, Inc.	59,237	6,998,259
SLM Corp.	96,952	1,608,434
Visa, Inc., Class A	64,419	13,345,040
		28,504,854
Electric — 1.0%
Vistra Corp.	262,089	6,020,184
Energy-Alternate Sources — 0.2%
Enphase Energy, Inc.†	4,491	1,378,737
Entertainment — 0.1%
Live Nation Entertainment, Inc.†	8,550	680,666
Food — 0.8%
Albertsons Cos., Inc., Class A	247,380	5,073,764
Security Description	Shares or Principal Amount	Value

Healthcare-Products — 1.3%
Abbott Laboratories	3,331	$ 329,569
Align Technology, Inc.†	14,660	2,848,438
Bruker Corp.	6,380	394,539
Danaher Corp.	13,366	3,363,822
Envista Holdings Corp.†	25,712	848,753
		7,785,121
Healthcare-Services — 2.2%
IQVIA Holdings, Inc.†	7,929	1,662,473
Syneos Health, Inc.†	57,778	2,910,856
UnitedHealth Group, Inc.	15,889	8,820,778
		13,394,107
Insurance — 1.9%
Equitable Holdings, Inc.	233,343	7,144,963
MetLife, Inc.	44,751	3,276,221
Reinsurance Group of America, Inc.	6,203	912,895
		11,334,079
Internet — 15.8%
Airbnb, Inc., Class A†	5,137	549,197
Alphabet, Inc., Class A†	208,081	19,665,735
Alphabet, Inc., Class C†	193,560	18,322,390
Amazon.com, Inc.†	295,280	30,248,483
Booking Holdings, Inc.†	4,711	8,807,120
Expedia Group, Inc.†	67,716	6,329,415
GoDaddy, Inc., Class A†	88,430	7,109,772
Meta Platforms, Inc., Class A†	22,010	2,050,452
Palo Alto Networks, Inc.†	6,543	1,122,713
		94,205,277
Leisure Time — 1.2%
Brunswick Corp.	50,629	3,577,951
Polaris, Inc.	34,961	3,552,038
		7,129,989
Lodging — 0.7%
Marriott International, Inc., Class A	24,833	3,976,012
Machinery-Diversified — 0.5%
Ingersoll Rand, Inc.	54,424	2,748,412
Media — 0.2%
Charter Communications, Inc., Class A†	3,838	1,410,926
Miscellaneous Manufacturing — 0.4%
Textron, Inc.	31,828	2,178,308
Pharmaceuticals — 5.8%
AbbVie, Inc.	11,491	1,682,283
Cigna Corp.	24,152	7,802,545
Eli Lilly & Co.	12,779	4,627,148
McKesson Corp.	30,014	11,686,551
Merck & Co., Inc.	88,165	8,922,298
		34,720,825
Pipelines — 2.3%
Cheniere Energy, Inc.	61,918	10,922,954
Targa Resources Corp.	45,591	3,117,057
		14,040,011
REITS — 1.7%
Extra Space Storage, Inc.	53,101	9,422,241
Public Storage	1,813	561,577
		9,983,818

SunAmerica Series Trust SA MFS Blue Chip Growth Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Retail — 4.5%
Costco Wholesale Corp.	5,941	$ 2,979,411
Home Depot, Inc.	46,327	13,718,814
Lululemon Athletica, Inc.†	6,482	2,132,837
O'Reilly Automotive, Inc.†	5,681	4,755,963
Texas Roadhouse, Inc.	14,140	1,399,153
Ulta Beauty, Inc.†	2,264	949,454
Walmart, Inc.	4,711	670,517
		26,606,149
Semiconductors — 5.9%
Applied Materials, Inc.	105,474	9,312,299
Lam Research Corp.	19,382	7,845,446
Micron Technology, Inc.	22,900	1,238,890
NVIDIA Corp.	31,676	4,275,310
NXP Semiconductors NV	40,138	5,863,359
Texas Instruments, Inc.	42,544	6,833,843
		35,369,147
Software — 16.4%
Adobe, Inc.†	9,931	3,163,024
Atlassian Corp., Class A†	41,010	8,313,957
Security Description	Shares or Principal Amount	Value

Software (continued)
Dropbox, Inc., Class A†	304,090	$ 6,613,958
Microsoft Corp.	280,326	65,072,074
ROBLOX Corp., Class A†	135,149	6,046,566
ServiceNow, Inc.†	20,441	8,600,346
		97,809,925
Toys/Games/Hobbies — 0.1%
Mattel, Inc.†	19,388	367,597
Transportation — 3.1%
CSX Corp.	222,141	6,455,418
Union Pacific Corp.	7,443	1,467,313
United Parcel Service, Inc., Class B	62,781	10,532,768
		18,455,499
TOTAL INVESTMENTS (cost $507,133,998)	99.5%	593,497,831
Other assets less liabilities	0.5	3,229,914
NET ASSETS	100.0%	$596,727,745
†	Non-income producing security

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2022 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$593,497,831	$—	$—	$593,497,831
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Portfolio of Investments

SunAmerica Series Trust SA MFS Massachusetts Investors Trust Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2022— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 99.6%
Aerospace/Defense — 1.5%
Howmet Aerospace, Inc.	364,630	$ 12,962,596
Apparel — 1.1%
LVMH Moet Hennessy Louis Vuitton SE	15,492	9,773,529
Banks — 7.4%
Bank of America Corp.	555,650	20,025,626
Goldman Sachs Group, Inc.	48,450	16,691,509
JPMorgan Chase & Co.	174,387	21,951,836
Truist Financial Corp.	143,171	6,412,629
		65,081,600
Beverages — 2.2%
Diageo PLC	238,504	9,832,583
Pernod Ricard SA	52,310	9,177,655
		19,010,238
Biotechnology — 2.9%
Illumina, Inc.†	17,406	3,982,841
Maravai LifeSciences Holdings, Inc., Class A†	172,121	2,857,208
Vertex Pharmaceuticals, Inc.†	59,927	18,697,224
		25,537,273
Building Materials — 2.6%
Johnson Controls International PLC	254,686	14,731,038
Masco Corp.	181,507	8,398,329
		23,129,367
Chemicals — 2.4%
DuPont de Nemours, Inc.	149,242	8,536,642
International Flavors & Fragrances, Inc.	18,882	1,843,072
PPG Industries, Inc.	38,814	4,431,783
Sherwin-Williams Co.	26,262	5,909,738
		20,721,235
Computers — 5.8%
Accenture PLC, Class A	20,209	5,737,335
Amdocs, Ltd.	163,403	14,103,313
Apple, Inc.	165,261	25,341,122
Check Point Software Technologies, Ltd.†	42,857	5,538,410
		50,720,180
Cosmetics/Personal Care — 0.9%
Colgate-Palmolive Co.	107,484	7,936,619
Diversified Financial Services — 6.8%
Charles Schwab Corp.	106,059	8,449,720
Mastercard, Inc., Class A	50,840	16,684,671
Nasdaq, Inc.	252,465	15,713,422
Visa, Inc., Class A	93,961	19,464,961
		60,312,774
Electric — 0.9%
American Electric Power Co., Inc.	93,535	8,223,597
Electrical Components & Equipment — 1.0%
AMETEK, Inc.	67,522	8,754,903
Electronics — 4.2%
Fortive Corp.	124,762	7,972,292
Security Description	Shares or Principal Amount	Value

Electronics (continued)
Honeywell International, Inc.	92,713	$ 18,915,306
TE Connectivity, Ltd.	79,655	9,736,231
		36,623,829
Food — 0.9%
Mondelez International, Inc., Class A	129,718	7,975,063
Healthcare-Products — 5.0%
Danaher Corp.	46,534	11,711,211
Medtronic PLC	176,732	15,435,773
Thermo Fisher Scientific, Inc.	32,339	16,621,276
		43,768,260
Healthcare-Services — 1.4%
ICON PLC†	61,483	12,163,797
Household Products/Wares — 0.9%
Kimberly-Clark Corp.	66,505	8,277,212
Insurance — 1.3%
Chubb, Ltd.	42,418	9,115,204
Willis Towers Watson PLC	10,219	2,229,888
		11,345,092
Internet — 7.4%
Alphabet, Inc., Class A†	397,930	37,608,365
Alphabet, Inc., Class C†	138,732	13,132,371
Amazon.com, Inc.†	144,523	14,804,936
		65,545,672
Media — 1.8%
Cable One, Inc.	4,707	4,045,337
Comcast Corp., Class A	369,151	11,716,853
		15,762,190
Oil & Gas — 3.1%
ConocoPhillips	218,372	27,534,525
Packaging & Containers — 1.4%
Ball Corp.	90,463	4,467,967
Crown Holdings, Inc.	110,952	7,610,198
		12,078,165
Pharmaceuticals — 10.4%
Becton Dickinson and Co.	59,665	14,079,150
Cigna Corp.	48,767	15,754,667
Eli Lilly & Co.	38,835	14,061,765
Johnson & Johnson	130,390	22,683,948
Merck & Co., Inc.	179,408	18,156,090
Zoetis, Inc.	45,703	6,891,098
		91,626,718
REITS — 3.3%
American Tower Corp.	67,314	13,946,788
Equinix, Inc.	16,253	9,206,349
Rayonier, Inc.	173,947	5,862,014
		29,015,151
Retail — 6.7%
Costco Wholesale Corp.	23,174	11,621,761
Dollar General Corp.	45,237	11,537,697
Home Depot, Inc.	47,439	14,048,111
Target Corp.	85,131	13,982,767
Tractor Supply Co.	37,183	8,171,708
		59,362,044

SunAmerica Series Trust SA MFS Massachusetts Investors Trust Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Semiconductors — 2.4%
Analog Devices, Inc.	62,916	$ 8,973,080
Texas Instruments, Inc.	76,607	12,305,382
		21,278,462
Software — 12.5%
Adobe, Inc.†	30,185	9,613,923
Electronic Arts, Inc.	129,762	16,344,822
Fidelity National Information Services, Inc.	145,664	12,088,655
Fiserv, Inc.†	121,868	12,520,718
Microsoft Corp.	222,688	51,692,566
Salesforce, Inc.†	49,460	8,041,701
		110,302,385
Security Description	Shares or Principal Amount	Value

Transportation — 1.4%
Canadian Pacific Railway, Ltd.	125,336	$ 9,336,279
Old Dominion Freight Line, Inc.	9,666	2,654,283
		11,990,562
TOTAL INVESTMENTS (cost $634,744,937)	99.6%	876,813,038
Other assets less liabilities	0.4	3,642,452
NET ASSETS	100.0%	$880,455,490
†	Non-income producing security

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2022 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Apparel	$—	$9,773,529	$—	$9,773,529
Beverages	—	19,010,238	—	19,010,238
Other Industries	848,029,271	—	—	848,029,271
Total Investments at Value	$848,029,271	$28,783,767	$—	$876,813,038
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Portfolio of Investments

SunAmerica Series Trust SA MFS Total Return Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2022— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 59.3%
Advertising — 0.4%
Omnicom Group, Inc.	28,622	$ 2,082,250
Aerospace/Defense — 1.6%
Howmet Aerospace, Inc.	57,740	2,052,657
L3Harris Technologies, Inc.	14,704	3,624,095
Northrop Grumman Corp.	3,447	1,892,437
		7,569,189
Agriculture — 1.3%
Archer-Daniels-Midland Co.	20,033	1,942,800
Philip Morris International, Inc.	49,473	4,544,095
		6,486,895
Auto Parts & Equipment — 1.0%
Aptiv PLC†	25,638	2,334,853
Lear Corp.	18,447	2,558,783
		4,893,636
Banks — 8.6%
Bank of America Corp.	182,095	6,562,704
Goldman Sachs Group, Inc.	32,707	11,267,889
JPMorgan Chase & Co.	69,212	8,712,406
Morgan Stanley	44,746	3,676,779
Northern Trust Corp.	29,516	2,489,675
PNC Financial Services Group, Inc.	15,744	2,547,851
Truist Financial Corp.	132,668	5,942,200
		41,199,504
Beverages — 0.6%
Constellation Brands, Inc., Class A	7,453	1,841,487
PepsiCo, Inc.	7,131	1,294,847
		3,136,334
Biotechnology — 0.3%
Vertex Pharmaceuticals, Inc.†	4,179	1,303,848
Building Materials — 2.2%
Johnson Controls International PLC	89,999	5,205,542
Masco Corp.	83,354	3,856,789
Vulcan Materials Co.	9,468	1,549,912
		10,612,243
Chemicals — 1.5%
Axalta Coating Systems, Ltd.†	99,981	2,331,557
DuPont de Nemours, Inc.	34,840	1,992,848
PPG Industries, Inc.	24,242	2,767,951
		7,092,356
Commercial Services — 0.2%
Equifax, Inc.	5,744	973,838
Computers — 1.6%
Accenture PLC, Class A	8,860	2,515,354
Amdocs, Ltd.	30,490	2,631,592
Cognizant Technology Solutions Corp., Class A	26,489	1,648,940
Seagate Technology Holdings PLC	22,881	1,136,271
		7,932,157
Distribution/Wholesale — 0.7%
LKQ Corp.	56,637	3,151,283
Diversified Financial Services — 3.1%
Cboe Global Markets, Inc.	14,955	1,861,898
Charles Schwab Corp.	113,482	9,041,111
Security Description	Shares or Principal Amount	Value

Diversified Financial Services (continued)
Invesco, Ltd.	87,251	$ 1,336,685
Nasdaq, Inc.	41,263	2,568,209
		14,807,903
Electric — 2.2%
Duke Energy Corp.	27,257	2,539,807
Exelon Corp.	52,993	2,045,000
PG&E Corp.†	194,883	2,909,603
Southern Co.	47,880	3,135,183
		10,629,593
Electronics — 1.0%
Honeywell International, Inc.	22,682	4,627,582
Food — 1.0%
Danone SA	22,687	1,127,944
General Mills, Inc.	24,649	2,010,865
J.M. Smucker Co.	7,025	1,058,387
Mondelez International, Inc., Class A	10,528	647,262
		4,844,458
Hand/Machine Tools — 1.1%
Regal Rexnord Corp.	23,311	2,949,774
Stanley Black & Decker, Inc.	27,553	2,162,635
		5,112,409
Healthcare-Products — 2.1%
Danaher Corp.	16,638	4,187,285
Medtronic PLC	49,309	4,306,648
Thermo Fisher Scientific, Inc.	2,835	1,457,105
		9,951,038
Healthcare-Services — 0.8%
ICON PLC†	10,247	2,027,267
Quest Diagnostics, Inc.	12,937	1,858,400
		3,885,667
Household Products/Wares — 0.6%
Henkel AG & Co. KGaA (Preference Shares)	34,193	2,155,204
Kimberly-Clark Corp.	7,142	888,893
		3,044,097
Insurance — 3.4%
Aon PLC, Class A	17,546	4,939,024
Chubb, Ltd.	23,206	4,986,737
Travelers Cos., Inc.	13,442	2,479,511
Willis Towers Watson PLC	17,203	3,753,867
		16,159,139
Internet — 0.8%
Alphabet, Inc., Class A†	32,906	3,109,946
Booking Holdings, Inc.†	409	764,617
		3,874,563
Machinery-Diversified — 0.5%
Ingersoll Rand, Inc.	50,810	2,565,905
Media — 1.4%
Comcast Corp., Class A	202,548	6,428,873
Warner Bros. Discovery, Inc.†	41,370	537,810
		6,966,683
Mining — 0.1%
Rio Tinto PLC	13,059	679,464

SunAmerica Series Trust SA MFS Total Return Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Miscellaneous Manufacturing — 1.4%
Eaton Corp. PLC	46,323	$ 6,951,693
Oil & Gas — 3.2%
ConocoPhillips	49,807	6,280,164
Hess Corp.	34,314	4,841,019
Pioneer Natural Resources Co.	14,563	3,734,099
Suncor Energy, Inc.	17,707	609,058
		15,464,340
Pharmaceuticals — 7.3%
Bayer AG	38,790	2,040,626
Becton Dickinson and Co.	6,172	1,456,407
Cigna Corp.	26,438	8,541,060
Johnson & Johnson	45,818	7,970,958
McKesson Corp.	10,598	4,126,543
Merck & Co., Inc.	61,568	6,230,682
Organon & Co.	36,412	953,266
Pfizer, Inc.	31,638	1,472,749
Roche Holding AG (NES)	6,601	2,193,849
		34,986,140
REITS — 0.3%
STORE Capital Corp.	49,560	1,576,008
Retail — 1.3%
Dollar Tree, Inc.†	4,609	730,527
Home Depot, Inc.	2,093	619,800
Ross Stores, Inc.	6,718	642,845
Walmart, Inc.	23,006	3,274,444
Wendy's Co.	53,922	1,120,499
		6,388,115
Semiconductors — 2.4%
Applied Materials, Inc.	22,538	1,989,880
Intel Corp.	84,224	2,394,488
NXP Semiconductors NV	18,019	2,632,216
Samsung Electronics Co., Ltd. (Preference Shares)	20,979	783,413
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	20,069	1,235,247
Texas Instruments, Inc.	14,723	2,364,956
		11,400,200
Software — 3.5%
Electronic Arts, Inc.	11,676	1,470,709
Fidelity National Information Services, Inc.	29,012	2,407,706
Fiserv, Inc.†	22,528	2,314,527
Microsoft Corp.	39,194	9,098,103
Oracle Corp.	17,346	1,354,202
		16,645,247
Telecommunications — 0.9%
T-Mobile US, Inc.†	27,703	4,198,667
Transportation — 0.9%
Union Pacific Corp.	22,680	4,471,135
Total Common Stocks (cost $219,869,810)		285,663,579
CONVERTIBLE PREFERRED STOCKS — 0.8%
Auto Parts & Equipment — 0.2%
Aptiv PLC 5.50%	8,000	855,040
Security Description	Shares or Principal Amount	Value

Healthcare-Products — 0.3%
Boston Scientific Corp. 5.50%	14,114	$ 1,553,105
Telecommunications — 0.3%
2020 Cash Mandatory Exchangeable Trust 5.25%*†	1,110	1,378,620
Total Convertible Preferred Stocks (cost $3,334,041)		3,786,765
CORPORATE BONDS & NOTES — 12.6%
Aerospace/Defense — 0.1%
BAE Systems PLC
3.40%, 04/15/2030*	$ 224,000	192,047
Raytheon Technologies Corp.
4.13%, 11/16/2028	322,000	299,752
		491,799
Agriculture — 0.2%
BAT International Finance PLC
4.45%, 03/16/2028	909,000	805,090
Auto Manufacturers — 0.3%
General Motors Co.
6.75%, 04/01/2046	191,000	176,500
Hyundai Capital America
2.65%, 02/10/2025*	176,000	162,767
Stellantis Finance US, Inc.
2.69%, 09/15/2031*	783,000	557,738
Volkswagen Group of America Finance LLC
3.35%, 05/13/2025*	520,000	489,572
		1,386,577
Auto Parts & Equipment — 0.1%
Lear Corp.
3.80%, 09/15/2027	165,000	149,163
4.25%, 05/15/2029	195,000	170,745
Magna International, Inc.
2.45%, 06/15/2030	411,000	329,563
		649,471
Banks — 2.7%
Bank of America Corp.
2.57%, 10/20/2032	679,000	512,266
3.00%, 12/20/2023	307,000	305,895
3.37%, 01/23/2026	334,000	314,804
3.50%, 04/19/2026	280,000	261,437
Deutsche Bank AG
2.31%, 11/16/2027	188,000	150,062
Goldman Sachs Group, Inc.
2.38%, 07/21/2032	621,000	462,120
2.60%, 02/07/2030	722,000	574,188
HSBC Holdings PLC
4.00%, 03/09/2026(1)	200,000	156,074
4.70%, 03/09/2031(1)	237,000	164,879
JPMorgan Chase & Co.
2.55%, 11/08/2032	1,022,000	771,257
2.74%, 10/15/2030	197,000	158,936
2.96%, 05/13/2031	103,000	81,034
2.96%, 01/25/2033	398,000	310,933
3.11%, 04/22/2041	534,000	365,475
3.78%, 02/01/2028	925,000	845,029
3.90%, 01/23/2049	199,000	144,981

SunAmerica Series Trust SA MFS Total Return Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Banks (continued)
Macquarie Group, Ltd.
4.44%, 06/21/2033*	$ 1,274,000	$ 1,058,758
Mitsubishi UFJ Financial Group, Inc.
2.85%, 01/19/2033	678,000	508,197
Morgan Stanley
0.86%, 10/21/2025	108,000	97,413
2.70%, 01/22/2031	1,283,000	1,027,360
2.94%, 01/21/2033	678,000	528,090
3.88%, 04/29/2024	119,000	116,545
4.00%, 07/23/2025	228,000	219,133
Northern Trust Corp.
6.13%, 11/02/2032	588,000	588,479
Royal Bank of Canada
1.15%, 06/10/2025	582,000	522,691
State Street Corp.
2.90%, 03/30/2026	76,000	71,420
Sumitomo Mitsui Financial Group, Inc.
2.47%, 01/14/2029	1,128,000	914,363
UBS Group AG
2.10%, 02/11/2032*	1,372,000	964,192
Wells Fargo & Co.
3.35%, 03/02/2033	1,115,000	898,854
		13,094,865
Beverages — 0.4%
Anheuser-Busch InBev Worldwide, Inc.
4.38%, 04/15/2038	157,000	134,063
8.00%, 11/15/2039	626,000	734,737
Constellation Brands, Inc.
3.50%, 05/09/2027	344,000	315,765
Diageo Capital PLC
2.38%, 10/24/2029	499,000	413,567
Keurig Dr Pepper, Inc.
3.20%, 05/01/2030	66,000	55,893
		1,654,025
Building Materials — 0.3%
Carrier Global Corp.
3.38%, 04/05/2040	684,000	488,277
Martin Marietta Materials, Inc.
2.50%, 03/15/2030	41,000	32,620
Masco Corp.
2.00%, 02/15/2031	787,000	581,271
Vulcan Materials Co.
3.50%, 06/01/2030	81,000	68,845
		1,171,013
Chemicals — 0.1%
RPM International, Inc.
2.95%, 01/15/2032	318,000	243,549
Sherwin-Williams Co.
2.30%, 05/15/2030	328,000	260,078
		503,627
Commercial Services — 0.5%
Ashtead Capital, Inc.
5.50%, 08/11/2032*	675,000	610,140
ERAC USA Finance LLC
7.00%, 10/15/2037*	399,000	407,523
Experian Finance PLC
4.25%, 02/01/2029*	336,000	300,912
Security Description	Shares or Principal Amount	Value

Commercial Services (continued)
Global Payments, Inc.
1.20%, 03/01/2026	$ 438,000	$ 373,688
2.90%, 11/15/2031	531,000	405,235
RELX Capital, Inc.
3.00%, 05/22/2030	131,000	109,226
Verisk Analytics, Inc.
4.13%, 03/15/2029	399,000	364,739
		2,571,463
Computers — 0.1%
Dell International LLC/EMC Corp.
4.90%, 10/01/2026	300,000	287,949
Cosmetics/Personal Care — 0.1%
GSK Consumer Healthcare Capital US LLC
3.38%, 03/24/2029	403,000	351,460
Diversified Financial Services — 0.8%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2.45%, 10/29/2026	260,000	219,556
3.65%, 07/21/2027	150,000	130,437
4.88%, 01/16/2024	150,000	147,226
Air Lease Corp.
2.20%, 01/15/2027	301,000	251,763
2.88%, 01/15/2032	396,000	295,778
Avolon Holdings Funding, Ltd.
2.53%, 11/18/2027*	387,000	295,420
3.25%, 02/15/2027*	466,000	380,708
4.38%, 05/01/2026*	141,000	123,951
Capital One Financial Corp.
3.27%, 03/01/2030	811,000	665,579
3.75%, 03/09/2027	359,000	327,295
Intercontinental Exchange, Inc.
2.10%, 06/15/2030	454,000	358,851
Morgan Stanley Domestic Holdings, Inc.
4.50%, 06/20/2028	202,000	188,577
Park Aerospace Holdings, Ltd.
5.50%, 02/15/2024*	137,000	133,739
Raymond James Financial, Inc.
4.95%, 07/15/2046	451,000	381,840
		3,900,720
Electric — 0.7%
American Electric Power Co., Inc.
5.95%, 11/01/2032	284,000	282,060
American Transmission Systems, Inc.
2.65%, 01/15/2032*	111,000	86,181
Duke Energy Corp.
2.65%, 09/01/2026	66,000	59,680
4.50%, 08/15/2032	674,000	607,512
Evergy, Inc.
2.90%, 09/15/2029	344,000	284,088
Exelon Corp.
4.05%, 04/15/2030	357,000	320,287
FirstEnergy Corp.
3.40%, 03/01/2050	227,000	141,024
Georgia Power Co.
3.70%, 01/30/2050	30,000	21,320
Jersey Central Power & Light Co.
2.75%, 03/01/2032*	195,000	151,733
4.30%, 01/15/2026*	276,000	263,302

SunAmerica Series Trust SA MFS Total Return Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Electric (continued)
Oncor Electric Delivery Co. LLC
5.75%, 03/15/2029	$ 405,000	$ 411,289
Pacific Gas & Electric Co.
2.10%, 08/01/2027	101,000	83,047
2.50%, 02/01/2031	413,000	308,597
3.00%, 06/15/2028	298,000	245,199
3.30%, 08/01/2040	195,000	126,629
Xcel Energy, Inc.
3.40%, 06/01/2030	206,000	177,116
		3,569,064
Electronics — 0.1%
Arrow Electronics, Inc.
2.95%, 02/15/2032	598,000	454,508
Entertainment — 0.1%
Warnermedia Holdings, Inc.
5.05%, 03/15/2042*	419,000	306,538
5.14%, 03/15/2052*	347,000	242,282
		548,820
Environmental Control — 0.0%
Republic Services, Inc.
1.45%, 02/15/2031	184,000	137,172
Gas — 0.3%
APA Infrastructure, Ltd.
4.20%, 03/23/2025*	714,000	680,830
4.25%, 07/15/2027*	55,000	50,368
East Ohio Gas Co.
2.00%, 06/15/2030*	247,000	188,726
NiSource, Inc.
2.95%, 09/01/2029	272,000	227,139
5.65%, 02/01/2045	89,000	80,599
		1,227,662
Healthcare-Products — 0.1%
Alcon Finance Corp.
2.60%, 05/27/2030*	200,000	160,853
3.80%, 09/23/2049*	312,000	214,725
Boston Scientific Corp.
2.65%, 06/01/2030	336,000	277,499
		653,077
Healthcare-Services — 0.4%
HCA, Inc.
4.13%, 06/15/2029	394,000	347,669
4.38%, 03/15/2042*	268,000	201,360
5.13%, 06/15/2039	450,000	372,708
Humana, Inc.
3.70%, 03/23/2029	404,000	359,957
Laboratory Corp. of America Holdings
4.70%, 02/01/2045	309,000	250,209
Northwell Healthcare, Inc.
3.98%, 11/01/2046	33,000	23,475
4.26%, 11/01/2047	257,000	189,625
		1,745,003
Insurance — 0.7%
AIA Group, Ltd.
3.38%, 04/07/2030*	586,000	499,008
Aon Corp.
3.75%, 05/02/2029	840,000	747,952
Security Description	Shares or Principal Amount	Value

Insurance (continued)
Aon Corp./Aon Global Holdings PLC
2.60%, 12/02/2031	$ 69,000	$ 53,356
Brown & Brown, Inc.
4.20%, 03/17/2032	460,000	385,979
Fairfax Financial Holdings, Ltd.
5.63%, 08/16/2032*	670,000	606,705
Liberty Mutual Group, Inc.
3.95%, 10/15/2050*	230,000	147,911
Metropolitan Life Global Funding I
3.30%, 03/21/2029*	1,046,000	910,843
		3,351,754
Internet — 0.1%
Booking Holdings, Inc.
4.63%, 04/13/2030	303,000	285,113
Investment Companies — 0.2%
Temasek Financial I, Ltd.
2.38%, 01/23/2023*	1,110,000	1,104,717
Lodging — 0.2%
Las Vegas Sands Corp.
3.90%, 08/08/2029	168,000	135,793
Marriott International, Inc.
2.75%, 10/15/2033	340,000	246,849
2.85%, 04/15/2031	2,000	1,556
4.00%, 04/15/2028	349,000	314,711
4.63%, 06/15/2030	420,000	376,763
		1,075,672
Machinery-Diversified — 0.2%
CNH Industrial Capital LLC
1.88%, 01/15/2026	94,000	82,757
4.20%, 01/15/2024	349,000	343,024
Westinghouse Air Brake Technologies Corp.
3.20%, 06/15/2025	169,000	156,863
4.95%, 09/15/2028	434,000	403,700
		986,344
Media — 0.5%
Charter Communications Operating LLC/Charter Communications Operating Capital
3.50%, 06/01/2041	447,000	282,376
4.91%, 07/23/2025	414,000	401,920
5.25%, 04/01/2053	375,000	281,962
5.38%, 05/01/2047	90,000	69,230
6.38%, 10/23/2035	224,000	204,594
Cox Communications, Inc.
1.80%, 10/01/2030*	283,000	207,180
Time Warner Cable Enterprises LLC
8.38%, 07/15/2033	428,000	452,454
Walt Disney Co.
3.50%, 05/13/2040	744,000	568,174
		2,467,890
Mining — 0.4%
Anglo American Capital PLC
2.63%, 09/10/2030*	1,034,000	793,256
3.88%, 03/16/2029*	200,000	171,550
5.63%, 04/01/2030*	422,000	398,259
Glencore Funding LLC
2.50%, 09/01/2030*	359,000	276,199

SunAmerica Series Trust SA MFS Total Return Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Mining (continued)
2.85%, 04/27/2031*	$ 150,000	$ 116,116
4.13%, 05/30/2023*	268,000	265,143
		2,020,523
Oil & Gas — 0.6%
BP Capital Markets America, Inc.
2.72%, 01/12/2032	904,000	733,124
Eni SpA
4.75%, 09/12/2028*	762,000	708,382
Marathon Petroleum Corp.
4.75%, 09/15/2044	201,000	158,435
Phillips 66
2.15%, 12/15/2030	635,000	492,204
Valero Energy Corp.
3.65%, 12/01/2051	132,000	87,568
6.63%, 06/15/2037	450,000	450,701
		2,630,414
Pharmaceuticals — 0.1%
Becton Dickinson & Co.
4.67%, 06/06/2047	374,000	312,966
Cigna Corp.
3.20%, 03/15/2040	102,000	72,548
		385,514
Pipelines — 0.4%
Cheniere Corpus Christi Holdings LLC
3.70%, 11/15/2029	389,000	338,797
Enbridge, Inc.
2.50%, 01/15/2025	204,000	191,165
Kinder Morgan Energy Partners LP
4.15%, 02/01/2024	422,000	416,643
ONEOK, Inc.
4.95%, 07/13/2047	499,000	378,286
Plains All American Pipeline LP/PAA Finance Corp.
3.80%, 09/15/2030	399,000	332,658
Sabine Pass Liquefaction LLC
4.50%, 05/15/2030	108,000	98,505
Spectra Energy Partners LP
3.38%, 10/15/2026	174,000	159,524
Targa Resources Corp.
4.20%, 02/01/2033	162,000	135,239
		2,050,817
REITS — 0.5%
Boston Properties LP
2.55%, 04/01/2032	279,000	200,624
Brixmor Operating Partnership LP
4.05%, 07/01/2030	356,000	295,317
4.13%, 05/15/2029	36,000	30,839
Crown Castle, Inc.
1.35%, 07/15/2025	147,000	131,309
3.65%, 09/01/2027	544,000	491,944
Equinix, Inc.
1.80%, 07/15/2027	382,000	317,875
2.63%, 11/18/2024	603,000	567,966
GLP Capital LP/GLP Financing II, Inc.
5.30%, 01/15/2029	331,000	298,112
Realty Income Corp.
3.25%, 01/15/2031	105,000	87,312
		2,421,298
Security Description	Shares or Principal Amount	Value

Retail — 0.2%
Alimentation Couche-Tard, Inc.
3.44%, 05/13/2041*	$ 448,000	$ 298,811
Best Buy Co., Inc.
4.45%, 10/01/2028	373,000	345,895
Genuine Parts Co.
2.75%, 02/01/2032	598,000	463,529
		1,108,235
Semiconductors — 0.3%
Broadcom, Inc.
3.19%, 11/15/2036*	507,000	345,806
3.47%, 04/15/2034*	247,000	184,881
4.15%, 11/15/2030	111,000	95,468
4.30%, 11/15/2032	288,000	242,182
4.93%, 05/15/2037*	149,000	122,852
NXP BV/NXP Funding LLC/NXP USA, Inc.
2.50%, 05/11/2031	470,000	353,481
3.25%, 05/11/2041	403,000	261,732
		1,606,402
Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc.
3.84%, 05/01/2025	106,000	100,919
Software — 0.1%
Fiserv, Inc.
2.65%, 06/01/2030	147,000	118,969
Roper Technologies, Inc.
2.00%, 06/30/2030	281,000	213,142
2.95%, 09/15/2029	88,000	73,574
4.20%, 09/15/2028	141,000	130,750
		536,435
Telecommunications — 0.7%
AT&T, Inc.
2.75%, 06/01/2031	448,000	358,421
3.65%, 09/15/2059	400,000	252,318
Rogers Communications, Inc.
3.80%, 03/15/2032*	1,127,000	959,518
T-Mobile USA, Inc.
2.05%, 02/15/2028	401,000	332,811
4.50%, 04/15/2050	477,000	377,924
Verizon Communications, Inc.
2.55%, 03/21/2031	276,000	218,102
3.15%, 03/22/2030	224,000	189,272
4.27%, 01/15/2036	316,000	265,604
4.81%, 03/15/2039	400,000	346,055
		3,300,025
Total Corporate Bonds & Notes (cost $73,442,586)		60,635,437
ASSET BACKED SECURITIES — 3.6%
Auto Loan Receivables — 0.2%
Credit Acceptance Auto Loan Trust
Series 2021-3A, Class B 1.38%, 07/15/2030*	258,000	232,149
Santander Drive Auto Receivables Trust
Series 2022-6, Class A2 4.37%, 05/15/2025	100,000	99,373

SunAmerica Series Trust SA MFS Total Return Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Auto Loan Receivables (continued)
Santander Retail Auto Lease Trust
Series 2020-A, Class B 1.88%, 03/20/2024*	$ 339,000	$ 337,644
		669,166
Home Equity — 0.0%
Bayview Financial Revolving Asset Trust FRS
Series 2005-E, Class M1 5.23%, (1 ML+1.60%), 12/28/2040*	98,127	126,404
GMACM Home Equity Loan Trust VRS
Series 2006-HE3, Class A3 5.81%, 10/25/2036(2)	19,182	18,913
Home Equity Loan Trust VRS
Series 2005-HS2, Class AI3 4.35%, 12/25/2035(2)	11,437	11,391
		156,708
Other Asset Backed Securities — 3.4%
ACRES Commercial Realty, Ltd. FRS
Series 2021-FL2, Class AS 5.16%, (1 ML+1.75%), 01/15/2037*	397,000	373,555
Allegro CLO IV, Ltd. FRS
Series 2016-1A, Class BR2 5.63%, (3 ML+1.55%), 01/15/2030*	553,817	529,885
American Tower Trust I
Series 13, Class 2A 3.07%, 03/15/2048*	548,000	543,111
Arbor Realty Collateralized Loan Obligation, Ltd. FRS
Series 2020-FL1, Class AS 5.31%, (TSFR1M+1.51%), 02/15/2035*	240,000	230,254
Arbor Realty Commercial Real Estate Notes, Ltd. FRS
Series 2021-FL1, Class AS 4.61%, (1 ML+1.20%), 12/15/2035*	488,500	468,071
Series 2022-FL1, Class B 5.32%, (SOFR30A+2.10%), 01/15/2037*	1,098,000	1,054,914
Series 2021-FL3, Class B 5.48%, (1 ML+1.60%), 08/15/2034*	383,500	356,165
BDS, Ltd. FRS
Series 2019-FL4, Class A 4.51%, (1 ML+1.10%), 08/15/2036*	36,087	35,837
BSPRT Issuer, Ltd. FRS
Series 2021-FL6, Class AS 5.18%, (1 ML+1.30%), 03/15/2036*	1,118,500	1,058,284
Series 2022-FL8, Class B 5.27%, (SOFR30A+2.05%), 02/15/2037*	392,500	375,782
Series 2021-FL7, Class B 5.93%, (1 ML+2.05%), 12/15/2038*	182,000	171,116
Business Jet Securities LLC
Series 2021-1A, Class A 2.16%, 04/15/2036*	255,737	221,490
CHCP, Ltd. FRS
Series 2021-FL1, Class AS 4.83%, (TSFR1M+1.41%), 02/15/2038*	509,000	488,488
Columbia Cent CLO, Ltd. FRS
Series 2018-28A, Class A2R 6.23%, (3 ML+1.70%), 11/07/2030*	795,089	752,233
Security Description	Shares or Principal Amount	Value

Other Asset Backed Securities (continued)
Cutwater, Ltd. FRS
Series 2015-1A, Class AR 5.30%, (3 ML+1.22%), 01/15/2029*	$ 319,393	$ 315,208
Dryden 55 CLO, Ltd. FRS
Series 2018-55A, Class A1 5.10%, (3 ML+1.02%), 04/15/2031*	882,000	862,323
Dryden Senior Loan Fund FRS
Series 2013-26A, Class AR 4.98%, (3 ML+0.90%), 04/15/2029*	371,122	363,595
LCCM Trust FRS
Series 2021-FL2, Class B 5.78%, (1 ML+1.90%), 12/13/2038*	494,000	468,938
LoanCore Issuer, Ltd. FRS
Series 2021-CRE5, Class AS 5.16%, (1 ML+1.75%), 07/15/2036*	1,249,000	1,156,648
MF1, Ltd. FRS
Series 2022-FL8, Class B 4.84%, (SOFR30A+1.95%), 02/19/2037*	486,092	460,745
Series 2020-FL4, Class A 5.19%, (TSFR1M+1.81%), 11/15/2035*	254,530	247,377
MidOcean Credit CLO II FRS
Series 2013-2A, Class BR 6.06%, (3 ML+1.65%), 01/29/2030*	895,236	853,288
Neuberger Berman CLO XV FRS
Series 2013-15A, Class BR2 5.43%, (3 ML+1.35%), 10/15/2029*	371,566	350,520
Neuberger Berman CLO XX, Ltd. FRS
Series 2015-20A, Class ARR 5.24%, (3 ML+1.16%), 07/15/2034*	385,000	368,688
Oaktree CLO, Ltd. FRS
Series 2019-1A, Class BR 6.07%, (3 ML+1.75%), 04/22/2030*	1,102,426	1,031,607
STWD, Ltd. FRS
Series 2022-FL3, Class AS 4.59%, (SOFR30A+1.80%), 11/15/2038*	1,128,500	1,071,930
TRTX Issuer, Ltd. FRS
Series 2021-FL4, Class A 4.61%, (1 ML+1.20%), 03/15/2038*	1,184,000	1,129,748
Verizon Owner Trust
Series 2020-A, Class B 1.98%, 07/22/2024	540,000	531,636
Voya CLO, Ltd. FRS
Series 2012-4A, Class A2R3 5.53%, (3 ML+1.45%), 10/15/2030*	425,864	398,780
		16,270,216
Total Asset Backed Securities (cost $17,907,197)		17,096,090
COLLATERALIZED MORTGAGE OBLIGATIONS — 2.9%
Commercial and Residential — 2.1%
AREIT Trust FRS
Series 2022-CRE6, Class B 4.74%, (SOFR30A+1.85%), 01/16/2037*	668,000	634,106
Series 2019-CRE3, Class AS 4.79%, (TSFR1M+1.41%), 09/14/2036*	687,500	663,711
BXMT, Ltd. FRS
Series 2021-FL4, Class AS 4.71%, (1 ML+1.30%), 05/15/2038*	1,187,000	1,128,758

SunAmerica Series Trust SA MFS Total Return Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and Residential (continued)
COMM Mtg. Trust
Series 2015-LC21, Class A4 3.71%, 07/10/2048	$ 821,121	$ 776,814
CSAIL Commercial Mtg. Trust
Series 2015-C2, Class A4 3.50%, 06/15/2057	467,518	442,923
GS Mtg. Securities Trust
Series 2015-GC30, Class A4 3.38%, 05/10/2050	879,375	827,652
JPMBB Commercial Mtg. Securities Trust
Series 2015-C28, Class A4 3.23%, 10/15/2048	635,131	596,315
Series 2014-C26, Class A4 3.49%, 01/15/2048	1,010,000	959,454
MF1 Multifamily Housing Mtg. Loan Trust FRS
Series 2021-FL5, Class AS 4.69%, (TSFR1M+1.31%), 07/15/2036*	1,229,000	1,172,121
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2017-C34, Class A4 3.54%, 11/15/2052	324,355	292,547
PFP, Ltd. FRS
Series 2021-7, Class AS 4.56%, (1 ML+1.15%), 04/14/2038*	890,955	848,230
Ready Capital Mtg. Financing LLC FRS
Series 2021-FL5, Class A 4.59%, (1 ML+1.00%), 04/25/2038*	581,197	570,964
Series 2021-FL7, Class B 5.39%, (1 ML+1.80%), 11/25/2036*	240,000	222,932
Wells Fargo Commercial Mtg. Trust
Series 2015-C28, Class A4 3.54%, 05/15/2048	893,749	846,330
		9,982,857
U.S. Government Agency — 0.8%
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs.
2.51%, 11/25/2022	37,360	37,253
2.67%, 12/25/2024	320,000	305,687
3.11%, 02/25/2023	350,466	348,957
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. VRS
0.20%, 11/25/2027(2)(3)	3,192,000	31,446
0.25%, 12/25/2027(2)(3)	1,984,000	24,017
0.27%, 11/25/2024(2)(3)	3,013,000	15,528
0.28%, 09/25/2027(2)(3)	2,042,000	27,028
0.29%, 11/25/2027(2)(3)	2,248,171	26,871
0.29%, 12/25/2027(2)(3)	2,208,000	31,525
0.30%, 11/25/2032(2)(3)	1,653,589	34,866
0.32%, 08/25/2024(2)(3)	2,996,000	23,327
0.33%, 08/25/2027(2)(3)	1,898,000	28,582
0.33%, 11/25/2027(2)(3)	2,023,995	28,299
0.33%, 01/25/2031(2)(3)	1,119,904	22,608
0.34%, 10/25/2024(2)(3)	3,515,629	17,758
0.35%, 11/25/2031(2)(3)	1,708,147	44,110
0.37%, 12/25/2027(2)(3)	3,463,614	54,355
0.39%, 08/25/2024(2)(3)	4,899,827	32,876
0.43%, 08/25/2027(2)(3)	1,285,913	21,997
Security Description	Shares or Principal Amount	Value

U.S. Government Agency (continued)
0.50%, 07/25/2024(2)(3)	$ 2,786,000	$ 23,579
0.50%, 12/25/2031(2)(3)	1,554,125	55,432
0.51%, 08/25/2031(2)(3)	354,205	12,256
0.52%, 03/25/2031(2)(3)	902,576	29,314
0.54%, 09/25/2031(2)(3)	1,156,618	44,277
0.57%, 07/25/2027(2)(3)	2,323,388	51,577
0.57%, 12/25/2031(2)(3)	2,614,411	103,835
0.59%, 07/25/2024(2)(3)	833,788	6,157
0.64%, 06/25/2027(2)(3)	2,696,000	72,448
0.73%, 03/25/2031(2)(3)	386,416	18,821
0.75%, 06/25/2027(2)(3)	895,355	24,718
0.78%, 01/25/2031(2)(3)	463,094	23,716
0.86%, 09/25/2031(2)(3)	334,404	19,759
0.90%, 04/25/2024(2)(3)	809,017	8,579
0.94%, 01/25/2031(2)(3)	313,326	18,924
0.94%, 07/25/2031(2)(3)	261,462	16,879
1.08%, 11/25/2030(2)(3)	283,086	19,478
1.09%, 07/25/2029(2)(3)	163,973	9,472
1.14%, 08/25/2029(2)(3)	1,031,353	62,297
1.17%, 09/25/2030(2)(3)	160,069	11,656
1.22%, 05/25/2031(2)(3)	173,114	14,018
1.34%, 06/25/2030(2)(3)	272,251	22,287
1.60%, 08/25/2030(2)(3)	246,234	24,099
1.66%, 05/25/2030(2)(3)	267,239	26,616
1.80%, 04/25/2030(2)(3)	200,000	21,293
1.80%, 05/25/2030(2)(3)	678,770	72,748
1.87%, 04/25/2030(2)(3)	547,569	60,237
3.06%, 07/25/2023(2)	35,000	34,534
3.06%, 08/25/2024(2)	152,471	147,523
3.25%, 04/25/2023(2)	455,463	452,601
3.32%, 02/25/2023(2)	124,166	123,560
3.46%, 08/25/2023(2)	335,397	331,262
Federal Home Loan Mtg. Corp. REMIC
3.00%, 02/15/2033(3)	69,321	4,519
3.00%, 07/15/2039	25,335	23,233
4.50%, 12/15/2040(3)	9,471	861
5.00%, 01/15/2040	33,902	33,768
5.50%, 02/15/2036(3)	11,993	2,021
Federal Home Loan Mtg. Corp. SCRT
Series 2019-4, Class MA 3.00%, 02/25/2059	90,812	84,164
Series 2019-4, Class MV 3.00%, 02/25/2059	63,416	55,358
Series 2022-1, Class MTU 3.25%, 11/25/2061	137,228	118,917
Series 2019-2, Class MA 3.50%, 08/25/2058	5,000	4,716
Series 2019-2, Class MV 3.50%, 08/25/2058	43,494	39,612
Series 2019-3, Class MA 3.50%, 10/25/2058	54,463	51,560
Series 2019-3, Class MV 3.50%, 10/25/2058	61,580	56,299
Federal National Mtg. Assoc. REMIC
Series 2013-53, Class CB 2.00%, 10/25/2040	3,014	2,963
Series 2015-61, Class PA 2.00%, 05/25/2044	11,042	10,596
Series 2016-19, Class AD 2.00%, 04/25/2046	37,481	33,673
Series 2013-1, Class YI 3.00%, 02/25/2033(3)	51,335	4,799

SunAmerica Series Trust SA MFS Total Return Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Series 2010-43, Class AH 3.25%, 05/25/2040	$ 19,708	$ 18,088
Series 2010-113, Class GB 4.00%, 10/25/2040	26,272	25,165
Series 2016-40, Class IQ 4.00%, 07/25/2046(3)	63,446	12,207
Series 2005-18, Class EC 5.00%, 03/25/2025	4,990	4,942
Government National Mtg. Assoc. REMIC
Series 2011-123, Class MA 4.00%, 07/20/2041	32,085	30,953
Series 2012-12, Class KN 4.50%, 09/20/2041	20,966	20,367
Government National Mtg. Assoc. REMIC VRS
Series 2017-94, Class IO 0.59%, 02/16/2059(2)(3)	482,661	17,014
		3,776,837
Total Collateralized Mortgage Obligations (cost $14,831,814)		13,759,694
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 19.3%
U.S. Government — 9.1%
United States Treasury Bonds
1.38%, 11/15/2040	2,000,000	1,235,547
1.88%, 11/15/2051	800,000	487,313
2.25%, 02/15/2052	1,600,000	1,073,000
2.38%, 02/15/2042 to 11/15/2049	10,280,000	7,231,288
2.50%, 02/15/2045	4,616,000	3,321,897
2.88%, 05/15/2043	895,000	701,561
3.00%, 02/15/2048	798,500	630,534
United States Treasury Notes
0.38%, 11/30/2025(4)	13,100,000	11,582,754
1.38%, 01/31/2025	12,850,000	12,011,738
1.88%, 02/28/2027	2,550,000	2,306,953
2.50%, 03/31/2027	3,500,000	3,247,344
		43,829,929
U.S. Government Agency — 10.2%
Federal Home Loan Mtg. Corp.
2.00%, 06/01/2037 to 05/01/2052	8,391,303	6,897,250
2.50%, 08/01/2040 to 09/01/2052	5,586,225	4,592,399
3.00%, 01/01/2038 to 07/01/2052	2,742,113	2,378,111
3.50%, 11/01/2037 to 05/01/2052	1,327,176	1,200,477
4.00%, 08/01/2037 to 05/01/2052	628,758	587,096
4.50%, 08/01/2024 to 05/01/2042	168,204	163,204
5.00%, 09/01/2033 to 08/01/2052	690,006	674,326
5.50%, 12/01/2033 to 10/01/2035	98,264	99,414
6.00%, 04/01/2034 to 06/01/2037	196,039	199,967
6.50%, 05/01/2034 to 07/01/2037	62,709	64,726
Federal National Mtg. Assoc.
1.50%, 02/01/2042	24,971	19,766
2.00%, 02/01/2042 to 07/01/2052	5,142,041	4,106,978
2.41%, 05/01/2023	89,277	87,895
2.50%, 11/01/2031 to 10/01/2052	6,723,259	5,592,885
3.00%, 11/01/2028 to 10/01/2052	1,910,100	1,686,034
3.50%, 04/01/2038 to 05/01/2052	2,839,243	2,563,443
4.00%, 09/01/2040 to 06/01/2047	1,518,567	1,424,015
4.50%, 08/01/2033 to 10/01/2052	1,605,619	1,528,604
Security Description	Shares or Principal Amount	Value

U.S. Government Agency (continued)
5.00%, 03/01/2026 to 03/01/2041	$ 330,846	$ 330,786
5.50%, 02/01/2033 to 03/01/2037	879,806	888,764
6.00%, 04/01/2034 to 07/01/2037	414,392	420,117
6.50%, 06/01/2031 to 07/01/2037	137,195	141,722
Government National Mtg. Assoc.
2.00%, 01/20/2052	715,306	589,155
2.50%, 08/20/2051 to 05/20/2052	2,457,457	2,087,703
3.00%, 04/20/2045 to 06/20/2052	1,875,226	1,649,287
3.00%, November 30 TBA	600,000	522,234
3.50%, 12/15/2041 to 10/20/2052	1,156,707	1,052,649
3.50%, November 30 TBA	300,000	268,473
4.00%, 01/20/2041 to 10/20/2052	1,148,434	1,064,582
4.50%, 07/20/2033 to 09/20/2052	1,490,506	1,421,045
5.00%, 07/20/2033 to 09/20/2052	312,753	305,784
5.00%, November 30 TBA	1,575,000	1,531,995
5.50%, 11/15/2032 to 10/15/2035	165,799	171,644
6.00%, 09/15/2032 to 01/15/2038	220,178	230,273
Small Business Administration
Series 2003-20G, Class 1 4.35%, 07/01/2023	1,048	1,043
Series 2004-20D, Class 1 4.77%, 04/01/2024	4,575	4,495
Series 2005-20C, Class 1 4.95%, 03/01/2025	17,616	17,645
Series 2004-20I, Class 1 4.99%, 09/01/2024	8,075	7,917
Series 2004-20E, Class 1 5.18%, 05/01/2024	8,432	8,360
Series 2004-20F, Class 1 5.52%, 06/01/2024	9,079	9,089
Uniform Mtg. Backed Securities
2.00%, November 30 TBA	825,000	649,945
3.00%, November 30 TBA	225,000	191,197
5.50%, November 30 TBA	675,000	665,741
5.50%, December 30 TBA	650,000	639,764
6.00%, November 30 TBA	250,000	251,199
6.00%, December 30 TBA	250,000	250,222
		49,239,420
Total U.S. Government & Agency Obligations (cost $107,715,352)		93,069,349
MUNICIPAL SECURITIES — 0.3%
Florida State Board of Administration Finance Corp. Revenue Bonds
2.15%, 07/01/2030	291,000	227,747
New Jersey Economic Development Authority Revenue Bonds
7.43%, 02/15/2029	550,000	584,790
New Jersey Turnpike Authority Revenue Bonds
7.41%, 01/01/2040	675,000	792,956
Total Municipal Securities (cost $1,652,345)		1,605,493
TOTAL INVESTMENTS (cost $438,753,145)	98.8%	475,616,407
Other assets less liabilities	1.2	5,637,842
NET ASSETS	100.0%	$481,254,249

SunAmerica Series Trust SA MFS Total Return Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
FORWARD SALES CONTRACTS — (0.1)%
U.S. Government Agencies — (0.1)%
Government National Mtg. Assoc. 5.00%, October 30 TBA (proceeds $(255,000))	(275,000)	$ (267,673)
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA MFS Total Return Portfolio has no right to demand registration of these securities. At October 31, 2022, the aggregate value of these securities was $39,395,721 representing 8.2% of net assets.
(1)	Perpetual maturity - maturity date reflects the next call date.
(2)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(3)	Interest Only
(4)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
1 ML—1 Month USD LIBOR
3 ML—3 Month USD LIBOR
ADR—American Depositary Receipt
FRS—Floating Rate Security
NES—Non-voting Equity Securities
REMIC—Real Estate Mortgage Investment Conduit
SCRT—Structured Credit Risk Transfer
SOFR30A—US 30 Day Average Secured Overnight Financing Rate
TBA—Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.
TSFR1M—Term Secured Overnight Financing Rate 1 Month
VRS—Variable Rate Security
The rates shown on FRS and/or VRS are the current interest rates at October 31, 2022 and unless noted otherwise, the dates shown are the original maturity dates.

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
48	Short	U.S. Treasury Ultra 10 Year Notes	December 2022	$5,783,142	$5,567,250	$215,892
						Unrealized (Depreciation)
21	Long	U.S. Treasury Ultra Bonds	December 2022	$ 3,103,638	$ 2,680,781	$ (422,857)
133	Long	U.S. Treasury 5 Year Notes	December 2022	14,795,697	14,176,969	(618,728)
						$(1,041,585)
Net Unrealized Appreciation (Depreciation)						$(825,693)
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

SunAmerica Series Trust SA MFS Total Return Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2022— (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2022 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Food	$3,716,514	$1,127,944	$—	$4,844,458
Household Products/Wares	888,893	2,155,204	—	3,044,097
Mining	—	679,464	—	679,464
Pharmaceuticals	30,751,665	4,234,475	—	34,986,140
Semiconductors	10,616,787	783,413	—	11,400,200
Other Industries	230,709,220	—	—	230,709,220
Convertible Preferred Stocks:
Telecommunications	—	1,378,620	—	1,378,620
Other Industries	2,408,145	—	—	2,408,145
Corporate Bonds & Notes	—	60,635,437	—	60,635,437
Asset Backed Securities	—	17,096,090	—	17,096,090
Collateralized Mortgage Obligations	—	13,759,694	—	13,759,694
U.S. Government & Agency Obligations	—	93,069,349	—	93,069,349
Municipal Securities	—	1,605,493	—	1,605,493
Total Investments at Value	$279,091,224	$196,525,183	$—	$475,616,407
Other Financial Instruments:†
Futures Contracts	$215,892	$—	$—	$215,892
LIABILITIES:
Forward Sales Contracts:
U.S. Government Agencies	$—	$267,673	$—	$267,673
Other Financial Instruments:†
Futures Contracts	$1,041,585	$—	$—	$1,041,585
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Portfolio of Investments

SunAmerica Series Trust SA Mid Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2022— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 91.6%
Aerospace/Defense — 0.6%
Curtiss-Wright Corp.	7,043	$ 1,182,027
Hexcel Corp.	15,427	859,284
Mercury Systems, Inc.†	10,579	512,023
		2,553,334
Agriculture — 0.6%
Darling Ingredients, Inc.†	29,417	2,308,646
Airlines — 0.1%
JetBlue Airways Corp.†	59,405	477,616
Apparel — 1.7%
Capri Holdings, Ltd.†	25,320	1,156,618
Carter's, Inc.	7,153	485,474
Columbia Sportswear Co.	6,492	483,654
Crocs, Inc.†	11,309	800,112
Deckers Outdoor Corp.†	4,867	1,703,109
Hanesbrands, Inc.	64,007	436,528
PVH Corp.	12,283	630,363
Skechers U.S.A., Inc., Class A†	24,742	851,867
Under Armour, Inc., Class A†	34,611	257,852
Under Armour, Inc., Class C†	36,613	240,181
		7,045,758
Auto Parts & Equipment — 1.4%
Adient PLC†	17,391	608,337
Dana, Inc.	23,403	373,512
Fox Factory Holding Corp.†	7,752	681,013
Gentex Corp.	43,130	1,142,514
Goodyear Tire & Rubber Co.†	51,875	658,812
Lear Corp.	10,891	1,510,691
Visteon Corp.†	5,158	672,964
		5,647,843
Banks — 6.9%
Associated Banc-Corp	27,571	671,354
Bank of Hawaii Corp.	7,371	559,827
Bank OZK	20,399	876,749
Cadence Bank	33,469	925,418
Cathay General Bancorp	13,651	622,486
Commerce Bancshares, Inc.	20,011	1,417,579
Cullen/Frost Bankers, Inc.	11,763	1,823,853
East West Bancorp, Inc.	25,849	1,850,013
First Financial Bankshares, Inc.	23,794	915,831
First Horizon Corp.	98,431	2,412,544
FNB Corp.	64,336	929,655
Fulton Financial Corp.	30,698	559,625
Glacier Bancorp, Inc.	20,318	1,163,815
Hancock Whitney Corp.	15,723	878,444
Home BancShares, Inc.	34,982	891,691
International Bancshares Corp.	9,705	481,368
Old National Bancorp	53,726	1,050,881
PacWest Bancorp	21,603	537,051
Pinnacle Financial Partners, Inc.	14,017	1,163,271
Prosperity Bancshares, Inc.	16,731	1,197,438
Synovus Financial Corp.	26,665	1,062,600
Texas Capital Bancshares, Inc.†	9,150	549,000
UMB Financial Corp.	7,975	663,679
Umpqua Holdings Corp.	39,814	791,502
United Bankshares, Inc.	24,686	1,045,452
Valley National Bancorp	77,087	915,023
Security Description	Shares or Principal Amount	Value

Banks (continued)
Webster Financial Corp.	32,253	$ 1,750,048
Wintrust Financial Corp.	11,141	1,043,020
		28,749,217
Beverages — 0.4%
Boston Beer Co., Inc., Class A†	1,744	651,018
Celsius Holdings, Inc.†	7,354	669,802
Coca-Cola Consolidated, Inc.	844	411,037
		1,731,857
Biotechnology — 1.1%
Arrowhead Pharmaceuticals, Inc.†	19,416	675,871
Exelixis, Inc.†	59,034	978,784
Halozyme Therapeutics, Inc.†	25,273	1,208,302
United Therapeutics Corp.†	8,349	1,924,695
		4,787,652
Building Materials — 2.2%
Builders FirstSource, Inc.†	28,629	1,765,264
Eagle Materials, Inc.	6,913	845,529
Lennox International, Inc.	5,914	1,381,333
Louisiana-Pacific Corp.	13,550	767,608
MDU Resources Group, Inc.	37,301	1,062,332
Owens Corning	17,653	1,511,273
Simpson Manufacturing Co., Inc.	7,918	676,831
Trex Co., Inc.†	20,226	972,668
		8,982,838
Chemicals — 2.3%
Ashland, Inc.	9,136	958,549
Avient Corp.	15,680	540,803
Cabot Corp.	10,327	758,828
Chemours Co.	28,457	814,724
Ingevity Corp.†	6,561	441,358
NewMarket Corp.	1,267	385,599
Olin Corp.	24,760	1,311,042
RPM International, Inc.	23,664	2,237,905
Sensient Technologies Corp.	7,711	551,028
Valvoline, Inc.	32,471	953,349
Westlake Corp.	6,337	612,471
		9,565,656
Commercial Services — 4.0%
ASGN, Inc.†	9,208	780,654
Avis Budget Group, Inc.†	5,290	1,250,873
Brink's Co.	8,666	516,754
Euronet Worldwide, Inc.†	8,640	725,846
FTI Consulting, Inc.†	6,336	986,072
Graham Holdings Co., Class B	711	443,572
Grand Canyon Education, Inc.†	5,863	589,994
GXO Logistics, Inc.†	21,758	795,037
H&R Block, Inc.	29,274	1,204,625
HealthEquity, Inc.†	15,476	1,205,735
Insperity, Inc.	6,557	773,857
John Wiley & Sons, Inc., Class A	7,884	332,626
ManpowerGroup, Inc.	9,491	743,525
Paylocity Holding Corp.†	7,503	1,739,120
Progyny, Inc.†	13,681	608,394
R1 RCM, Inc.†	25,186	444,785
Sabre Corp.†	60,200	349,762
Service Corp. International	28,922	1,752,963
WEX, Inc.†	8,103	1,330,026
		16,574,220

SunAmerica Series Trust SA Mid Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Computers — 2.3%
CACI International, Inc., Class A†	4,295	$ 1,305,809
ExlService Holdings, Inc.†	6,065	1,102,920
Genpact, Ltd.	30,964	1,501,754
KBR, Inc.	25,505	1,269,384
Kyndryl Holdings, Inc.†	37,436	362,006
Lumentum Holdings, Inc.†	12,657	942,314
MAXIMUS, Inc.	11,107	684,969
NCR Corp.†	25,112	533,881
Qualys, Inc.†	6,404	912,954
Science Applications International Corp.	10,214	1,106,585
		9,722,576
Cosmetics/Personal Care — 0.1%
Coty, Inc., Class A†	66,191	444,142
Distribution/Wholesale — 0.8%
IAA, Inc.†	24,533	930,537
Univar Solutions, Inc.†	30,595	779,561
Watsco, Inc.	6,091	1,650,417
		3,360,515
Diversified Financial Services — 2.4%
Affiliated Managers Group, Inc.	7,012	870,610
Bread Financial Holdings, Inc.	9,143	330,154
Evercore, Inc., Class A	6,606	694,291
Federated Hermes, Inc.	15,532	539,737
Interactive Brokers Group, Inc., Class A	18,865	1,512,030
Janus Henderson Group PLC	24,309	553,516
Jefferies Financial Group, Inc.	34,111	1,173,759
Navient Corp.	20,300	307,342
SEI Investments Co.	18,888	1,025,618
SLM Corp.	46,112	764,998
Stifel Financial Corp.	19,470	1,204,609
Western Union Co.	70,759	955,954
		9,932,618
Electric — 1.7%
ALLETE, Inc.	10,469	589,091
Black Hills Corp.	11,938	780,387
Hawaiian Electric Industries, Inc.	20,080	763,843
IDACORP, Inc.	9,274	970,988
NorthWestern Corp.	10,300	544,149
OGE Energy Corp.	36,723	1,345,163
Ormat Technologies, Inc.	8,208	742,414
PNM Resources, Inc.	15,745	731,670
Portland General Electric Co.	16,370	735,668
		7,203,373
Electrical Components & Equipment — 1.2%
Acuity Brands, Inc.	6,001	1,101,604
Belden, Inc.	7,984	555,926
Energizer Holdings, Inc.	12,155	351,158
EnerSys	7,458	494,391
Littelfuse, Inc.	4,541	1,000,155
Novanta, Inc.†	6,538	924,473
Universal Display Corp.	7,970	758,903
		5,186,610
Electronics — 2.8%
Arrow Electronics, Inc.†	11,771	1,191,931
Avnet, Inc.	17,365	697,899
Coherent Corp.†	23,778	799,179
Security Description	Shares or Principal Amount	Value

Electronics (continued)
Hubbell, Inc.	9,846	$ 2,338,228
Jabil, Inc.	25,232	1,621,156
National Instruments Corp.	24,271	926,667
nVent Electric PLC	30,539	1,114,674
TD SYNNEX Corp.	7,736	707,921
Vicor Corp.†	4,079	194,854
Vishay Intertechnology, Inc.	23,971	501,234
Vontier Corp.	28,972	553,365
Woodward, Inc.	11,036	1,012,001
		11,659,109
Energy-Alternate Sources — 0.9%
First Solar, Inc.†	18,184	2,647,045
SunPower Corp.†	15,648	289,331
Sunrun, Inc.†	38,906	875,774
		3,812,150
Engineering & Construction — 1.6%
AECOM	25,616	1,928,373
Arcosa, Inc.	1	64
Dycom Industries, Inc.†	5,421	640,654
EMCOR Group, Inc.	9,052	1,277,237
Fluor Corp.†	26,062	788,636
MasTec, Inc.†	10,814	833,543
TopBuild Corp.†	5,939	1,010,461
		6,478,968
Entertainment — 1.0%
Churchill Downs, Inc.	6,085	1,265,132
Light & Wonder, Inc.†	17,303	971,390
Marriott Vacations Worldwide Corp.	7,206	1,064,759
Penn Entertainment, Inc.†	29,085	962,714
		4,263,995
Environmental Control — 0.8%
Clean Harbors, Inc.†	9,229	1,130,183
Stericycle, Inc.†	16,909	753,803
Tetra Tech, Inc.	9,780	1,381,719
		3,265,705
Food — 1.6%
Flowers Foods, Inc.	35,395	1,016,190
Grocery Outlet Holding Corp.†	16,180	559,343
Ingredion, Inc.	12,019	1,071,133
Lancaster Colony Corp.	3,635	655,318
Performance Food Group Co.†	28,432	1,479,601
Pilgrim's Pride Corp.†	8,331	192,030
Post Holdings, Inc.†	9,975	901,939
Sprouts Farmers Market, Inc.†	19,711	581,475
		6,457,029
Gas — 1.3%
National Fuel Gas Co.	16,780	1,132,482
New Jersey Resources Corp.	17,651	787,941
ONE Gas, Inc.	9,931	769,454
Southwest Gas Holdings, Inc.	11,308	826,276
Spire, Inc.	9,629	672,200
UGI Corp.	38,407	1,356,919
		5,545,272
Hand/Machine Tools — 1.0%
Kennametal, Inc.	14,920	398,513
Lincoln Electric Holdings, Inc.	10,624	1,508,608

SunAmerica Series Trust SA Mid Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hand/Machine Tools (continued)
MSA Safety, Inc.	6,746	$ 905,583
Regal Rexnord Corp.	12,194	1,543,029
		4,355,733
Healthcare-Products — 4.3%
Azenta, Inc.	13,761	610,988
Bruker Corp.	18,478	1,142,680
Envista Holdings Corp.†	29,971	989,343
Globus Medical, Inc., Class A†	14,131	946,777
Haemonetics Corp.†	9,413	799,634
ICU Medical, Inc.†	3,682	546,446
Inari Medical, Inc.†	8,814	678,061
Integra LifeSciences Holdings Corp.†	13,326	669,632
Lantheus Holdings, Inc.†	12,609	932,940
LivaNova PLC†	9,822	462,616
Masimo Corp.†	8,865	1,166,634
Neogen Corp.†	39,641	523,261
NuVasive, Inc.†	9,550	421,442
Omnicell, Inc.†	8,124	628,148
Patterson Cos., Inc.	15,890	412,663
Penumbra, Inc.†	6,950	1,191,717
QuidelOrtho Corp.†	9,948	893,529
Repligen Corp.†	9,466	1,727,450
Shockwave Medical, Inc.†	6,590	1,931,858
STAAR Surgical Co.†	8,812	624,506
Tandem Diabetes Care, Inc.†	11,780	661,447
		17,961,772
Healthcare-Services — 2.0%
Acadia Healthcare Co., Inc.†	16,663	1,354,702
Amedisys, Inc.†	5,951	580,758
Chemed Corp.	2,734	1,276,423
Encompass Health Corp.	18,302	996,361
LHC Group, Inc.†	5,691	950,966
Medpace Holdings, Inc.†	4,606	1,022,440
Sotera Health Co.†	18,163	124,962
Syneos Health, Inc.†	18,830	948,655
Tenet Healthcare Corp.†	19,790	877,884
		8,133,151
Home Builders — 0.6%
KB Home	15,497	446,624
Taylor Morrison Home Corp.†	20,849	549,163
Thor Industries, Inc.	10,003	814,944
Toll Brothers, Inc.	19,614	844,971
		2,655,702
Home Furnishings — 0.4%
Leggett & Platt, Inc.	24,326	821,002
Tempur Sealy International, Inc.	31,586	849,348
		1,670,350
Household Products/Wares — 0.1%
Helen of Troy, Ltd.†	4,396	415,950
Housewares — 0.1%
Scotts Miracle-Gro Co.	7,419	340,606
Insurance — 4.4%
American Financial Group, Inc.	12,810	1,858,859
Brighthouse Financial, Inc.†	13,173	751,783
CNO Financial Group, Inc.	20,984	462,907
Essent Group, Ltd.	19,755	781,903
Security Description	Shares or Principal Amount	Value

Insurance (continued)
First American Financial Corp.	19,107	$ 962,993
Hanover Insurance Group, Inc.	6,536	957,459
Kemper Corp.	11,712	558,311
Kinsale Capital Group, Inc.	3,949	1,244,606
MGIC Investment Corp.	55,660	759,759
Old Republic International Corp.	52,702	1,223,213
Primerica, Inc.	6,870	994,089
Reinsurance Group of America, Inc.	12,291	1,808,866
RenaissanceRe Holdings, Ltd.	8,017	1,240,070
RLI Corp.	7,407	963,429
Selective Insurance Group, Inc.	11,066	1,085,353
Unum Group	34,485	1,572,171
Voya Financial, Inc.	17,961	1,227,814
		18,453,585
Internet — 0.3%
TripAdvisor, Inc.†	19,109	451,354
Ziff Davis, Inc.†	8,656	669,888
		1,121,242
Iron/Steel — 2.0%
Cleveland-Cliffs, Inc.†	94,889	1,232,608
Commercial Metals Co.	22,102	1,005,641
Reliance Steel & Aluminum Co.	11,060	2,228,369
Steel Dynamics, Inc.	31,822	2,992,859
United States Steel Corp.	43,515	885,965
		8,345,442
Leisure Time — 1.0%
Brunswick Corp.	13,642	964,080
Harley-Davidson, Inc.	24,398	1,049,114
Polaris, Inc.	10,269	1,043,330
Topgolf Callaway Brands Corp.†	25,419	475,844
YETI Holdings, Inc.†	15,807	507,089
		4,039,457
Lodging — 0.8%
Boyd Gaming Corp.	14,895	860,335
Choice Hotels International, Inc.	5,321	690,879
Travel & Leisure Co.	15,376	583,980
Wyndham Hotels & Resorts, Inc.	16,569	1,258,084
		3,393,278
Machinery-Construction & Mining — 0.4%
Oshkosh Corp.	11,991	1,055,208
Terex Corp.	12,437	504,196
		1,559,404
Machinery-Diversified — 3.1%
AGCO Corp.	11,357	1,410,199
Chart Industries, Inc.†	6,579	1,466,328
Cognex Corp.	31,806	1,470,391
Crane Holdings Co.	8,747	877,674
Enovis Corp.†	8,738	432,094
Esab Corp.	8,371	312,238
Flowserve Corp.	23,973	687,546
Graco, Inc.	31,021	2,158,441
Middleby Corp.†	9,884	1,382,376
Toro Co.	19,182	2,022,358
Watts Water Technologies, Inc., Class A	5,008	732,971
		12,952,616
Media — 0.8%
Cable One, Inc.	895	769,190

SunAmerica Series Trust SA Mid Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Media (continued)
New York Times Co., Class A	30,352	$ 878,994
TEGNA, Inc.	40,925	854,514
World Wrestling Entertainment, Inc., Class A	7,933	625,834
		3,128,532
Metal Fabricate/Hardware — 0.6%
Timken Co.	12,260	874,015
Valmont Industries, Inc.	3,916	1,250,066
Worthington Industries, Inc.	5,541	263,530
		2,387,611
Mining — 0.7%
Alcoa Corp.	33,004	1,288,146
MP Materials Corp.†	16,933	508,667
Royal Gold, Inc.	12,040	1,143,319
		2,940,132
Miscellaneous Manufacturing — 1.6%
Axon Enterprise, Inc.†	12,386	1,801,420
Carlisle Cos., Inc.	9,488	2,265,734
Donaldson Co., Inc.	22,664	1,302,047
ITT, Inc.	15,170	1,158,836
		6,528,037
Office/Business Equipment — 0.1%
Xerox Holdings Corp.	20,546	300,588
Oil & Gas — 2.6%
Antero Resources Corp.†	51,659	1,893,819
CNX Resources Corp.†	34,751	584,164
HF Sinclair Corp.	26,650	1,630,181
Matador Resources Co.	20,583	1,367,740
Murphy Oil Corp.	26,804	1,300,262
PDC Energy, Inc.	17,666	1,274,425
Range Resources Corp.	45,451	1,294,445
Southwestern Energy Co.†	204,399	1,416,485
		10,761,521
Oil & Gas Services — 0.6%
ChampionX Corp.	37,224	1,065,351
NOV, Inc.	72,052	1,613,965
		2,679,316
Packaging & Containers — 0.8%
AptarGroup, Inc.	11,985	1,188,313
Greif, Inc., Class A	4,884	323,370
Silgan Holdings, Inc.	15,365	727,686
Sonoco Products Co.	17,886	1,110,363
		3,349,732
Pharmaceuticals — 1.5%
BellRing Brands, Inc.†	24,845	601,746
Jazz Pharmaceuticals PLC†	11,498	1,653,298
Neurocrine Biosciences, Inc.†	17,543	2,019,550
Option Care Health, Inc.†	28,355	858,022
Perrigo Co. PLC	24,693	994,634
		6,127,250
Pipelines — 0.6%
Antero Midstream Corp.	61,435	654,283
Security Description	Shares or Principal Amount	Value

Pipelines (continued)
DT Midstream, Inc.	17,744	$ 1,059,317
Equitrans Midstream Corp.	79,385	668,421
		2,382,021
Real Estate — 0.3%
Jones Lang LaSalle, Inc.†	8,790	1,398,401
REITS — 7.2%
Annaly Capital Management, Inc.	79,072	1,466,786
Apartment Income REIT Corp.	28,283	1,086,916
Brixmor Property Group, Inc.	54,969	1,171,389
Corporate Office Properties Trust	20,622	549,576
Cousins Properties, Inc.	27,778	660,005
Douglas Emmett, Inc.	32,244	567,172
EastGroup Properties, Inc.	7,991	1,252,110
EPR Properties	13,760	531,136
First Industrial Realty Trust, Inc.	24,226	1,153,884
Healthcare Realty Trust, Inc.	69,805	1,419,136
Highwoods Properties, Inc.	19,294	544,670
Independence Realty Trust, Inc.	40,689	681,948
JBG SMITH Properties	18,255	359,258
Kilroy Realty Corp.	19,294	824,626
Kite Realty Group Trust	40,192	789,371
Lamar Advertising Co., Class A	15,980	1,473,835
Life Storage, Inc.	15,479	1,712,132
Macerich Co.	39,397	438,489
Medical Properties Trust, Inc.	109,875	1,258,069
National Retail Properties, Inc.	32,488	1,365,471
National Storage Affiliates Trust	15,654	667,800
Omega Healthcare Investors, Inc.	42,943	1,364,728
Park Hotels & Resorts, Inc.	41,243	539,458
Pebblebrook Hotel Trust	24,112	386,756
Physicians Realty Trust	41,514	625,201
PotlatchDeltic Corp.	14,784	657,740
Rayonier, Inc.	26,858	905,115
Rexford Industrial Realty, Inc.	31,379	1,734,631
Sabra Health Care REIT, Inc.	42,367	578,733
SL Green Realty Corp.	11,795	468,026
Spirit Realty Capital, Inc.	25,009	971,099
STORE Capital Corp.	48,743	1,550,027
		29,755,293
Retail — 5.4%
AutoNation, Inc.†	7,086	753,313
BJ's Wholesale Club Holdings, Inc.†	24,797	1,919,288
Casey's General Stores, Inc.	6,833	1,590,107
Cracker Barrel Old Country Store, Inc.	4,180	477,440
Dick's Sporting Goods, Inc.	10,439	1,187,541
FirstCash Holdings, Inc.	6,989	688,067
Five Below, Inc.†	10,179	1,489,697
Foot Locker, Inc.	14,736	467,131
GameStop Corp., Class A†	46,362	1,312,508
Gap, Inc.	39,148	441,198
Kohl's Corp.	23,564	705,742
Lithia Motors, Inc.	5,049	1,000,459
Macy's, Inc.	49,477	1,031,595
MSC Industrial Direct Co., Inc., Class A	8,682	720,432
Murphy USA, Inc.	3,941	1,239,484
Nordstrom, Inc.	20,619	419,390
Nu Skin Enterprises, Inc., Class A	9,241	352,914
Ollie's Bargain Outlet Holdings, Inc.†	10,661	597,016
Papa John's International, Inc.	5,900	428,517
RH†	3,667	931,161

SunAmerica Series Trust SA Mid Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Retail (continued)
Texas Roadhouse, Inc.	12,263	$ 1,213,424
Victoria's Secret & Co.†	15,239	572,986
Wendy's Co.	31,228	648,918
Williams-Sonoma, Inc.	12,613	1,561,868
Wingstop, Inc.	5,487	869,086
		22,619,282
Savings & Loans — 0.3%
New York Community Bancorp, Inc.	85,506	796,061
Washington Federal, Inc.	11,982	463,703
		1,259,764
Semiconductors — 2.1%
Amkor Technology, Inc.	18,413	382,806
Cirrus Logic, Inc.†	10,261	688,718
IPG Photonics Corp.†	6,078	520,641
Lattice Semiconductor Corp.†	25,188	1,221,870
MACOM Technology Solutions Holdings, Inc.†	9,373	542,416
MKS Instruments, Inc.	10,489	861,671
Power Integrations, Inc.	10,489	699,721
Semtech Corp.†	11,644	322,422
Silicon Laboratories, Inc.†	6,278	721,468
SiTime Corp.†	2,928	262,964
Synaptics, Inc.†	7,268	643,945
Wolfspeed, Inc.†	22,678	1,785,893
		8,654,535
Software — 2.3%
ACI Worldwide, Inc.†	20,920	508,984
Aspen Technology, Inc.†	5,308	1,281,616
Blackbaud, Inc.†	8,171	446,954
CommVault Systems, Inc.†	8,219	500,455
Concentrix Corp.	7,828	956,816
Dynatrace, Inc.†	36,895	1,300,180
Envestnet, Inc.†	10,125	499,264
Fair Isaac Corp.†	4,632	2,217,987
Manhattan Associates, Inc.†	11,505	1,399,813
Teradata Corp.†	18,857	595,693
		9,707,762
Telecommunications — 1.2%
Calix, Inc.†	10,411	766,666
Ciena Corp.†	27,461	1,315,382
Frontier Communications Parent, Inc.†	40,893	957,714
Iridium Communications, Inc.†	23,291	1,200,185
ViaSat, Inc.†	13,859	567,665
		4,807,612
Toys/Games/Hobbies — 0.3%
Mattel, Inc.†	64,798	1,228,570
Transportation — 1.6%
Kirby Corp.†	10,988	766,413
Knight-Swift Transportation Holdings, Inc.	29,471	1,415,492
Security Description	Shares or Principal Amount	Value

Transportation (continued)
Landstar System, Inc.	6,682	$ 1,043,862
Ryder System, Inc.	9,391	756,069
Saia, Inc.†	4,845	963,477
Werner Enterprises, Inc.	10,819	424,105
XPO Logistics, Inc.†	21,102	1,091,818
		6,461,236
Trucking & Leasing — 0.2%
GATX Corp.	6,475	677,997
Water — 0.5%
Essential Utilities, Inc.	43,745	1,934,404
Total Common Stocks (cost $345,544,603)		380,244,583
UNAFFILIATED INVESTMENT COMPANIES — 3.0%
SPDR S&P MidCap 400 Trust ETF (cost $13,279,087)	28,300	12,558,691
Total Long-Term Investment Securities (cost $358,823,690)		392,803,274
SHORT-TERM INVESTMENTS — 0.3%
U.S. Government — 0.3%
United States Treasury Bills
2.60%, 06/15/2023(1)	$ 100,000	97,365
2.77%, 06/15/2023(1)	750,000	730,237
3.09%, 08/10/2023(1)	200,000	193,310
3.12%, 08/10/2023(1)	150,000	144,983
3.97%, 10/05/2023(1)	200,000	191,653
Total Short-Term Investments (cost $1,369,380)		1,357,548
REPURCHASE AGREEMENTS — 5.1%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.83% dated 10/31/2022 , to be repurchased 11/01/2022 in the amount of $21,102,363 and collateralized by $23,744,400 of United States Treasury Notes, bearing interest at 0.38% due 04/30/2025 and having an approximate value of $21,523,919 (cost $21,101,877)	21,101,877	21,101,877
TOTAL INVESTMENTS (cost $381,294,947)	100.0%	415,262,699
Other assets less liabilities	(0.0)	(60,207)
NET ASSETS	100.0%	$415,202,492
†	Non-income producing security
(1)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
ETF—Exchange Traded Fund

SunAmerica Series Trust SA Mid Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2022— (unaudited) — (continued)

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized (Depreciation)
89	Long	S&P Mid Cap 400 E-Mini Index	December 2022	$22,018,365	$21,712,440	$(305,925)
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2022 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$380,244,583	$—	$—	$380,244,583
Unaffiliated Investment Companies	12,558,691	—	—	12,558,691
Short-Term Investments	—	1,357,548	—	1,357,548
Repurchase Agreements	—	21,101,877	—	21,101,877
Total Investments at Value	$392,803,274	$22,459,425	$—	$415,262,699
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$305,925	$—	$—	$305,925
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Portfolio of Investments

SunAmerica Series Trust SA Morgan Stanley International Equities Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2022— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 97.8%
Australia — 0.7%
Aristocrat Leisure, Ltd.	96,398	$ 2,274,773
Belgium — 0.9%
KBC Group NV	56,239	2,814,458
Bermuda — 1.0%
Hiscox, Ltd.	286,630	2,951,780
Canada — 5.8%
Barrick Gold Corp.	388,772	5,847,204
Constellation Software, Inc.	5,940	8,588,943
Tourmaline Oil Corp.	60,126	3,387,729
		17,823,876
Cayman Islands — 1.8%
Minth Group, Ltd.	834,200	1,637,523
Tencent Holdings, Ltd.	148,100	3,886,109
		5,523,632
Denmark — 2.7%
Carlsberg A/S, Class B	46,560	5,482,273
Tryg A/S	140,088	3,029,302
		8,511,575
Finland — 1.3%
Kone Oyj, Class B	98,119	4,015,514
France — 17.9%
AXA SA	255,867	6,314,805
Legrand SA	72,810	5,544,445
L'Oreal SA	9,612	3,017,821
LVMH Moet Hennessy Louis Vuitton SE	13,305	8,393,803
Pernod Ricard SA	24,031	4,216,177
Safran SA	69,328	7,708,232
Sanofi	62,933	5,434,054
Teleperformance	15,147	4,057,468
Thales SA	44,235	5,621,911
Worldline SA*†	118,608	5,187,375
		55,496,091
Germany — 12.6%
adidas AG	26,735	2,615,129
Deutsche Boerse AG	30,648	4,986,415
Deutsche Post AG	190,567	6,761,329
Fresenius SE & Co. KGaA	59,776	1,376,273
Infineon Technologies AG	154,940	3,772,311
Knorr-Bremse AG	73,336	3,301,341
MTU Aero Engines AG	34,478	6,174,541
SAP SE	105,489	10,184,907
		39,172,246
Hong Kong — 1.6%
AIA Group, Ltd.	645,400	4,873,866
Italy — 2.0%
Moncler SpA	143,126	6,180,149
Japan — 6.0%
FANUC Corp.	15,426	2,027,431
Hoya Corp.	45,946	4,283,870
Keyence Corp.	5,358	2,019,308
Kirin Holdings Co., Ltd.	344,990	5,073,504
Shiseido Co., Ltd.	149,100	5,165,908
		18,570,021
Security Description	Shares or Principal Amount	Value

Jersey — 0.9%
Experian PLC	89,097	$ 2,831,961
Netherlands — 3.4%
Heineken NV	86,854	7,261,189
QIAGEN NV†	73,367	3,168,687
		10,429,876
Norway — 0.4%
Mowi ASA	89,383	1,331,578
Singapore — 2.0%
DBS Group Holdings, Ltd.	251,800	6,079,879
South Korea — 3.1%
Samsung Electronics Co., Ltd.	165,850	6,896,624
SK Hynix, Inc.	47,192	2,731,208
		9,627,832
Spain — 0.3%
Grifols SA†	114,018	969,319
Sweden — 5.3%
Atlas Copco AB, Class A	403,666	4,309,683
Epiroc AB, Class A	254,778	3,895,606
Hexagon AB, Class B	224,259	2,214,976
Svenska Handelsbanken AB, Class A	632,666	5,876,453
		16,296,718
Switzerland — 6.1%
Alcon, Inc.	25,201	1,532,935
Novartis AG	45,837	3,715,116
Partners Group Holding AG	2,738	2,454,220
Roche Holding AG	17,843	5,930,140
UBS Group AG	329,981	5,224,600
		18,857,011
Taiwan — 1.8%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	92,406	5,687,589
United Kingdom — 20.2%
Associated British Foods PLC	405,676	6,264,203
AstraZeneca PLC	48,288	5,665,171
British American Tobacco PLC	139,684	5,518,308
Halma PLC	77,460	1,876,602
Imperial Brands PLC	216,108	5,261,289
Legal & General Group PLC	1,104,345	2,945,818
Prudential PLC	712,173	6,609,844
Reckitt Benckiser Group PLC	137,424	9,104,542
RELX PLC (LSE)	121,825	3,274,686
RELX PLC (XAMS)	136,244	3,663,215

SunAmerica Series Trust SA Morgan Stanley International Equities Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United Kingdom (continued)
Shell PLC	331,020	$ 9,175,245
St. James's Place PLC	253,816	3,093,924
		62,452,847
TOTAL INVESTMENTS (cost $342,599,462)	97.8%	302,772,591
Other assets less liabilities	2.2	6,828,093
NET ASSETS	100.0%	$309,600,684
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA Morgan Stanley International Equities Portfolio has no right to demand registration of these securities. At October 31, 2022, the aggregate value of these securities was $5,187,375 representing 1.7% of net assets.
†	Non-income producing security
ADR—American Depositary Receipt
LSE—London Stock Exchange
XAMS—Euronext Amsterdam Stock Exchange

Industry Allocation*
Insurance	8.7%
Beverages	7.1
Pharmaceuticals	6.9
Banks	6.5
Aerospace/Defense	6.3
Semiconductors	6.1
Software	6.1
Commercial Services	4.9
Machinery-Diversified	4.7
Oil & Gas	4.1
Apparel	3.5
Agriculture	3.5
Household Products/Wares	2.9
Cosmetics/Personal Care	2.7
Diversified Financial Services	2.6
Food	2.4
Transportation	2.2
Retail	2.0
Electronics	2.0
Mining	1.9
Electrical Components & Equipment	1.8
Healthcare-Products	1.5
Computers	1.3
Machinery-Construction & Mining	1.3
Internet	1.3
Miscellaneous Manufacturing	1.1
Private Equity	0.8
Entertainment	0.7
Auto Parts & Equipment	0.5
Healthcare-Services	0.4
97.8%
*	Calculated as a percentage of net assets

SunAmerica Series Trust SA Morgan Stanley International Equities Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2022— (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2022 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Canada	$17,823,876	$—	$—	$17,823,876
Taiwan	5,687,589	—	—	5,687,589
Other Countries	—	279,261,126	—	279,261,126
Total Investments at Value	$23,511,465	$279,261,126	$—	$302,772,591
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Portfolio of Investments

SunAmerica Series Trust SA PIMCO RAE International Value Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2022— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 99.2%
Australia — 5.6%
AGL Energy, Ltd.	1,123,005	$ 4,881,819
AMP, Ltd.†	839,126	674,252
Ampol, Ltd.	72,809	1,271,048
Aurizon Holdings, Ltd.	433,766	1,002,029
BHP Group, Ltd. (ASX)	75,135	1,799,019
BlueScope Steel, Ltd.	38,477	384,193
Brambles, Ltd.	24,928	185,927
Medibank Private, Ltd.	542,051	974,845
Metcash, Ltd.	252,851	663,310
Orica, Ltd.	27,303	241,140
Rio Tinto, Ltd.	85,130	4,769,411
Scentre Group	823,015	1,522,099
Stockland	423,553	975,488
Suncorp Group, Ltd.	471,671	3,427,369
Telstra Group, Ltd.	1,509,866	3,785,880
Vicinity, Ltd.	336,716	418,889
Viva Energy Group, Ltd.*	259,877	471,809
		27,448,527
Austria — 0.4%
Vienna Insurance Group AG Wiener Versicherung Gruppe	14,089	315,038
voestalpine AG	85,980	1,865,373
		2,180,411
Belgium — 0.8%
Bekaert SA	2,591	72,137
bpost SA	73,725	363,991
Etablissements Franz Colruyt NV	22,049	531,199
Euronav NV	107,130	1,869,085
Proximus SADP	87,989	922,768
		3,759,180
Bermuda — 0.5%
First Pacific Co., Ltd.	360,000	95,268
Hongkong Land Holdings, Ltd.	69,200	266,615
Kerry Properties, Ltd.	327,500	518,303
Nine Dragons Paper Holdings, Ltd.	67,000	39,648
Skyworth Group, Ltd.	1,706,000	626,158
VEON, Ltd. ADR†	1,251,845	400,465
Yue Yuen Industrial Holdings, Ltd.	384,000	390,897
		2,337,354
Canada — 5.9%
Atco, Ltd., Class I	51,251	1,591,307
Canadian Tire Corp., Ltd., Class A	6,791	761,124
Canadian Utilities, Ltd., Class A	13,668	363,684
Celestica, Inc.†	96,000	1,053,474
CI Financial Corp.	43,620	436,728
Finning International, Inc.	39,600	842,083
George Weston, Ltd.	3,551	390,849
Gildan Activewear, Inc.	13,245	417,956
H&R Real Estate Investment Trust	100,519	827,113
IGM Financial, Inc.	4,978	133,261
Loblaw Cos., Ltd.	24,500	2,007,333
Magna International, Inc.	192,209	10,711,276
Onex Corp.	4,681	235,605
RioCan Real Estate Investment Trust	12,407	176,768
Sun Life Financial, Inc.	8,322	353,441
Suncor Energy, Inc.	194,345	6,684,778
Thomson Reuters Corp.	15,003	1,595,614
		28,582,394
Security Description	Shares or Principal Amount	Value

Cayman Islands — 1.1%
Chow Tai Fook Jewellery Group, Ltd.	64,800	$ 110,974
CK Asset Holdings, Ltd.	316,000	1,747,616
JOYY, Inc. ADR	21,035	530,713
Kingboard Holdings, Ltd.	294,500	727,126
Kingboard Laminates Holdings, Ltd.	408,500	326,366
Lee & Man Paper Manufacturing, Ltd.	339,000	102,638
Melco Resorts & Entertainment, Ltd. ADR†	217,438	1,189,386
Shimao Group Holdings, Ltd.†(1)	203,500	54,442
WH Group, Ltd.*	899,000	453,567
Wharf Real Estate Investment Co., Ltd.	24,000	94,460
		5,337,288
Denmark — 0.8%
Carlsberg A/S, Class B	2,420	284,946
H Lundbeck A/S	92,911	347,420
H Lundbeck A/S, Class A†	6,058	20,579
ISS A/S†	160,589	2,943,863
Novo Nordisk A/S, Class B	1,121	121,825
Schouw & Co. A/S	690	43,785
		3,762,418
Finland — 2.3%
Kesko Oyj, Class B	11,235	218,564
Nokia Oyj	1,304,899	5,793,173
Nokian Renkaat Oyj	10,248	115,444
Nordea Bank Abp	411,179	3,929,610
Orion Oyj, Class B	8,278	380,813
UPM-Kymmene Oyj	9,293	311,165
Wartsila Oyj Abp	34,239	233,042
		10,981,811
France — 4.2%
ALD SA*	16,004	170,687
AXA SA	89,769	2,215,501
Carrefour SA	281,581	4,529,213
Casino Guichard Perrachon SA†	35,912	345,673
Cie de Saint-Gobain	45,788	1,870,605
Cie Generale des Etablissements Michelin SCA	24,116	614,279
Engie SA	227,080	2,949,665
Orange SA	167,185	1,595,161
Renault SA†	34,237	1,054,628
Sanofi	25,047	2,162,725
Valeo	165,884	2,731,029
		20,239,166
Germany — 3.4%
BASF SE	28,570	1,282,521
Bayerische Motoren Werke AG	33,270	2,614,541
Brenntag SE	4,184	253,995
Continental AG	7,073	366,829
Daimler Truck Holding AG†	25,185	671,995
Evonik Industries AG	45,329	835,675
Fresenius Medical Care AG & Co. KGaA	9,786	270,685
Henkel AG & Co. KGaA (Preference Shares)	3,260	205,480
Mercedes-Benz Group AG	79,089	4,580,143
METRO AG†	241,121	1,841,964
Muenchener Rueckversicherungs-Gesellschaft AG	5,915	1,562,748
Schaeffler AG (Preference Shares)	146,641	754,298

SunAmerica Series Trust SA PIMCO RAE International Value Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Germany (continued)
Talanx AG	9,481	$ 356,241
Telefonica Deutschland Holding AG	372,213	811,427
Uniper SE	71,363	213,978
		16,622,520
Hong Kong — 0.9%
Henderson Land Development Co., Ltd.	31,000	75,919
Hysan Development Co., Ltd.	28,000	61,007
MTR Corp., Ltd.	30,000	132,089
PCCW, Ltd.	221,000	84,472
Sun Hung Kai Properties, Ltd.	17,500	188,432
Swire Pacific, Ltd., Class A	348,500	2,307,059
Wharf Holdings, Ltd.	451,000	1,291,760
		4,140,738
Israel — 1.9%
Bank Hapoalim BM	37,290	359,264
Bank Leumi Le-Israel BM	15,760	150,269
Bezeq The Israeli Telecommunication Corp., Ltd.	1,453,134	2,571,702
Check Point Software Technologies, Ltd.†	8,162	1,054,775
Delek Group, Ltd.†	4,592	698,859
G City, Ltd.	41,985	135,481
Israel Corp., Ltd.	1,538	665,501
Oil Refineries, Ltd.	2,243,770	836,052
Paz Oil Co., Ltd.†	3,973	474,471
Teva Pharmaceutical Industries, Ltd. ADR†	278,215	2,481,678
		9,428,052
Italy — 4.1%
Assicurazioni Generali SpA	106,246	1,594,976
Enel SpA	597,245	2,670,802
Eni SpA	1,133,401	14,915,104
Leonardo SpA	36,371	292,542
Unipol Gruppo SpA	88,049	379,492
UnipolSai Assicurazioni SpA	54,883	123,875
		19,976,791
Japan — 29.7%
AGC, Inc.	9,200	288,473
Alfresa Holdings Corp.	43,700	503,030
Alps Alpine Co., Ltd.	170,900	1,465,594
Amada Co., Ltd.	73,700	518,610
Arcs Co., Ltd.	3,700	49,286
Astellas Pharma, Inc.	86,900	1,195,442
Bridgestone Corp.	127,800	4,605,790
Brother Industries, Ltd.	26,200	445,701
Canon Marketing Japan, Inc.	8,800	185,417
Canon, Inc.	300,500	6,393,669
Casio Computer Co., Ltd.	20,100	174,784
Chubu Electric Power Co., Inc.	333,400	2,705,793
Cosmo Energy Holdings Co., Ltd.	35,500	913,101
Credit Saison Co., Ltd.	17,100	182,065
Dai Nippon Printing Co., Ltd.	119,900	2,400,842
Daicel Corp.	128,800	734,189
Daito Trust Construction Co., Ltd.	58,500	5,785,426
DIC Corp.	41,200	691,770
Ebara Corp.	23,300	756,255
Edion Corp.	97,800	775,809
Electric Power Development Co., Ltd.	106,100	1,469,468
Security Description	Shares or Principal Amount	Value

Japan (continued)
ENEOS Holdings, Inc.	23,500	$ 77,373
Exedy Corp.	21,400	250,732
Fujikura, Ltd.	127,700	755,210
Fujitsu, Ltd.	39,900	4,591,764
Furukawa Electric Co., Ltd.	36,900	569,458
GS Yuasa Corp.	20,800	316,882
H2O Retailing Corp.	79,900	671,371
Hanwa Co., Ltd.	6,200	149,997
Hino Motors, Ltd.†	179,400	745,198
Hitachi Transport System, Ltd.	13,900	831,219
Hokkaido Electric Power Co., Inc.	81,200	246,094
Hokuriku Electric Power Co.	56,700	189,243
Inabata & Co., Ltd.	31,400	518,591
Isetan Mitsukoshi Holdings, Ltd.	45,000	399,302
Isuzu Motors, Ltd.	341,800	4,006,567
Itoham Yonekyu Holdings, Inc.	69,000	308,497
Izumi Co., Ltd.	4,700	94,747
Japan Post Holdings Co., Ltd.	2,418,000	16,242,812
Japan Tobacco, Inc.	210,100	3,480,825
JFE Holdings, Inc.	30,500	278,747
JSR Corp.	15,600	297,046
JTEKT Corp.	30,500	215,213
Kajima Corp.	24,700	232,548
Kaneka Corp.	14,600	362,056
KDDI Corp.	65,300	1,928,221
Konica Minolta, Inc.	68,500	208,561
K's Holdings Corp.	60,700	475,403
Mazda Motor Corp.	324,300	2,186,076
Medipal Holdings Corp.	114,600	1,419,310
Mitsubishi Chemical Group Corp.	24,400	109,912
Mitsubishi Electric Corp.	128,500	1,131,353
Mitsubishi Heavy Industries, Ltd.	40,500	1,393,747
Mitsubishi Shokuhin Co., Ltd.	2,000	40,469
Mitsui Chemicals, Inc.	35,500	657,281
Mixi, Inc.	47,400	743,080
MS&AD Insurance Group Holdings, Inc.	191,300	5,068,242
Nagase & Co., Ltd.	3,500	47,703
NH Foods, Ltd.	6,400	152,242
NHK Spring Co., Ltd.	18,700	103,560
Nikon Corp.	50,600	489,297
Nippon Electric Glass Co., Ltd.	12,800	221,362
Nippon Light Metal Holdings Co., Ltd.	12,400	120,484
Nippon Steel Trading Corp.	10,300	354,381
Nippon Telegraph & Telephone Corp.	411,600	11,330,183
Nissan Motor Co., Ltd.	1,309,500	4,174,780
Nisshinbo Holdings, Inc.	11,000	76,299
Nitto Denko Corp.	65,600	3,451,803
Nomura Real Estate Holdings, Inc.	23,400	529,272
Omron Corp.	12,000	557,758
PALTAC Corp.	2,100	59,599
Panasonic Holdings Corp.	1,073,000	7,677,051
Persol Holdings Co., Ltd.	67,100	1,341,009
Pola Orbis Holdings, Inc.	20,400	225,174
Ricoh Co., Ltd.	273,800	2,005,802
SCREEN Holdings Co., Ltd.	6,200	339,686
Secom Co., Ltd.	31,800	1,811,794
Sega Sammy Holdings, Inc.	72,600	929,517
Seiko Epson Corp.	89,400	1,217,325
Sekisui House, Ltd.	152,300	2,530,916
SG Holdings Co., Ltd.	20,500	271,306
Shikoku Electric Power Co., Inc.	26,900	128,995

SunAmerica Series Trust SA PIMCO RAE International Value Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Shimamura Co., Ltd.	11,500	$ 930,303
Shimizu Corp.	67,300	335,522
Sojitz Corp.	23,760	350,419
Sompo Holdings, Inc.	61,400	2,556,331
Square Enix Holdings Co., Ltd.	9,500	424,776
Subaru Corp.	218,700	3,403,414
Sumitomo Electric Industries, Ltd.	70,000	731,068
Sumitomo Forestry Co., Ltd.	7,100	110,976
Sumitomo Mitsui Trust Holdings, Inc.	5,200	149,520
Sumitomo Rubber Industries, Ltd.	28,700	246,136
Suzuken Co., Ltd.	28,400	632,291
Taiheiyo Cement Corp.	28,900	392,575
Taisei Corp.	47,800	1,301,295
Toho Holdings Co., Ltd.	8,900	120,974
Tohoku Electric Power Co., Inc.	263,900	1,105,936
Tokai Rika Co., Ltd.	18,400	191,898
Tokio Marine Holdings, Inc.	98,400	1,777,642
Toppan, Inc.	39,800	593,388
Toyo Seikan Group Holdings, Ltd.	118,400	1,353,821
Trend Micro, Inc.	3,700	186,293
TS Tech Co., Ltd.	6,200	64,797
UBE Corp.	10,300	132,728
United Super Markets Holdings, Inc.	37,600	264,938
Yamada Holdings Co., Ltd.	313,100	1,008,182
Yamato Holdings Co., Ltd.	132,400	1,959,337
Yamazaki Baking Co., Ltd.	11,100	113,089
Yokogawa Electric Corp.	28,400	475,426
		144,494,034
Jersey — 1.2%
Glencore PLC	449,240	2,567,640
WPP PLC	378,927	3,324,993
		5,892,633
Luxembourg — 0.2%
Millicom International Cellular SA SDR†	11,828	128,244
RTL Group SA	9,549	324,110
Subsea 7 SA	53,776	538,037
		990,391
Mauritius — 0.1%
Golden Agri-Resources, Ltd.	1,330,900	272,877
Netherlands — 6.3%
Akzo Nobel NV	39,010	2,404,703
ING Groep NV	42,178	414,284
Koninklijke Ahold Delhaize NV	784,416	21,890,455
Koninklijke KPN NV	279,159	780,927
Koninklijke Philips NV	28,244	357,610
Randstad NV	69,393	3,455,191
Signify NV*	41,771	1,156,947
		30,460,117
New Zealand — 0.3%
Air New Zealand, Ltd.†	333,661	151,292
Contact Energy, Ltd.	80,653	353,626
Fletcher Building, Ltd.	228,892	682,933
Spark New Zealand, Ltd.	136,568	406,161
		1,594,012
Norway — 0.6%
Atea ASA	19,822	220,256
Security Description	Shares or Principal Amount	Value

Norway (continued)
Equinor ASA	7,347	$ 267,627
Norsk Hydro ASA	21,478	136,042
Telenor ASA	41,587	377,854
Yara International ASA	43,677	1,947,499
		2,949,278
Portugal — 1.0%
EDP - Energias de Portugal SA	310,770	1,357,698
Galp Energia SGPS SA	197,695	2,007,448
Jeronimo Martins SGPS SA	28,861	598,263
Navigator Co. SA	170,966	651,836
Sonae SGPS SA	494,017	475,030
		5,090,275
Singapore — 0.4%
ComfortDelGro Corp., Ltd.	481,400	432,244
Hutchison Port Holdings Trust	1,950,100	318,116
Jardine Cycle & Carriage, Ltd.	26,700	560,747
Singapore Telecommunications, Ltd.	263,000	464,304
Venture Corp., Ltd.	21,000	236,707
		2,012,118
Spain — 6.6%
ACS Actividades de Construccion y Servicios SA	32,487	832,292
Banco Bilbao Vizcaya Argentaria SA	106,928	549,484
Banco de Sabadell SA	3,889,963	3,053,857
Banco Santander SA	917,222	2,372,861
Endesa SA	70,127	1,170,576
Mapfre SA	852,394	1,460,203
Naturgy Energy Group SA	140,217	3,597,262
Repsol SA	506,413	6,890,007
Telefonica SA	3,583,672	12,386,556
		32,313,098
SupraNational — 0.2%
Unibail-Rodamco-Westfield†	22,198	1,050,352
Sweden — 0.8%
Electrolux AB, Class B	20,817	256,638
Hexpol AB	31,469	310,358
Husqvarna AB, Class B	56,725	336,537
Intrum AB	7,918	99,631
JM AB	6,163	92,777
Ratos AB	24,638	92,230
Securitas AB, Class B	110,643	905,290
Skanska AB, Class B	24,725	384,292
Swedbank AB, Class A	60,248	897,672
Telefonaktiebolaget LM Ericsson, Class B	14,348	79,717
Telia Co. AB	103,174	273,213
		3,728,355
Switzerland — 6.2%
Adecco Group AG	86,750	2,711,876
Holcim AG	10,900	494,431
Nestle SA	120,876	13,156,311
Roche Holding AG (NES)	14,419	4,792,170
Swatch Group AG	15,465	3,477,056
Swiss Life Holding AG	2,702	1,307,156
Swisscom AG	986	486,798
Zurich Insurance Group AG	8,458	3,606,318
		30,032,116

SunAmerica Series Trust SA PIMCO RAE International Value Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United Kingdom — 13.7%
Abrdn PLC	149,598	$ 272,425
Barratt Developments PLC	45,116	194,642
Berkeley Group Holdings PLC	5,290	210,571
Centrica PLC	8,778,893	7,716,547
Currys PLC	296,147	221,433
Direct Line Insurance Group PLC	401,553	928,843
Evraz PLC(1)	204,785	3,213
GSK PLC	362,117	5,933,897
Imperial Brands PLC	61,829	1,505,267
Inchcape PLC	246,217	2,100,770
International Distributions Services PLC	658,158	1,526,910
Kingfisher PLC	387,027	970,634
M&G PLC	2,385,865	4,789,884
Marks & Spencer Group PLC†	1,159,801	1,403,212
Micro Focus International PLC	205,801	1,226,793
Mondi PLC	26,425	443,199
Pearson PLC	28,293	311,615
Persimmon PLC	6,383	95,526
Rio Tinto PLC	163,578	8,511,011
Shell PLC	890,474	24,682,246
SSE PLC	197,698	3,529,340
		66,577,978
Total Long-Term Investment Securities (cost $583,380,249)		482,254,284
REPURCHASE AGREEMENTS — 0.1%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.83% dated 10/31/2022, to be repurchased 11/01/2022 in the amount of $286,336 and collateralized by $240,100 of United States Treasury Inflation Index Notes, bearing interest at 0.13% due 07/15/2024 and having an approximate value of $292,167 (cost $286,330)	$ 286,330	286,330
TOTAL INVESTMENTS (cost $583,666,579)	99.3%	482,540,614
Other assets less liabilities	0.7	3,505,268
NET ASSETS	100.0%	$486,045,882
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA PIMCO RAE International Value Portfolio has no right to demand registration of these securities. At October 31, 2022, the aggregate value of these securities was $2,253,010 representing 0.5% of net assets.
(1)	Securities classified as Level 3 (see Note 1).
ADR—American Depositary Receipt
ASX—Australian Stock Exchange
NES—Non-voting Equity Securities
SDR—Swedish Depositary Receipt

Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Standard Chartered Bank	CAD	117,451	USD	86,249	11/02/2022	$37	$—
CAD—Canadian Dollar
USD—United States Dollar

SunAmerica Series Trust SA PIMCO RAE International Value Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2022— (unaudited) — (continued)

Industry Allocation*
Oil & Gas	12.5%
Food	10.1
Insurance	9.8
Telecommunications	9.3
Electric	5.0
Auto Manufacturers	4.8
Auto Parts & Equipment	4.5
Pharmaceuticals	4.0
Mining	3.7
Commercial Services	3.5
Chemicals	3.0
Real Estate	2.8
Retail	2.6
Banks	2.4
Gas	2.3
Office/Business Equipment	2.0
Transportation	1.8
Home Furnishings	1.7
Computers	1.1
Agriculture	1.1
REITS	1.0
Building Materials	0.8
Software	0.8
Engineering & Construction	0.8
Electronics	0.7
Electrical Components & Equipment	0.7
Advertising	0.7
Iron/Steel	0.7
Machinery-Construction & Mining	0.5
Holding Companies-Diversified	0.5
Media	0.5
Machinery-Diversified	0.5
Diversified Financial Services	0.3
Forest Products & Paper	0.3
Packaging & Containers	0.3
Hand/Machine Tools	0.3
Miscellaneous Manufacturing	0.3
Healthcare-Services	0.3
Lodging	0.2
Distribution/Wholesale	0.2
Apparel	0.2
Internet	0.1
Oil & Gas Services	0.1
Biotechnology	0.1
Healthcare-Products	0.1
Aerospace/Defense	0.1
Repurchase Agreements	0.1
Beverages	0.1
99.3%

SunAmerica Series Trust SA PIMCO RAE International Value Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2022— (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2022 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Australia	$3,785,880	$23,662,647	$—	$27,448,527
Bermuda	400,465	1,936,889	—	2,337,354
Canada	28,582,394	—	—	28,582,394
Cayman Islands	1,720,099	3,562,747	54,442	5,337,288
Israel	3,536,453	5,891,599	—	9,428,052
SupraNational	1,050,352	—	—	1,050,352
United Kingdom	—	66,574,765	3,213	66,577,978
Other Countries	—	341,492,339	—	341,492,339
Repurchase Agreements	—	286,330	—	286,330
Total Investments at Value	$39,075,643	$443,407,316	$57,655	$482,540,614
Other Financial Instruments:†
Forward Foreign Currency Contracts	$—	$37	$—	$37
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
Level 3 investments in securities were not considered a significant portion of the Portfolio's net assets.
See Notes to Portfolio of Investments

SunAmerica Series Trust SA PIMCO VCP Tactical Balanced Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2022— (unaudited)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES — 8.0%
Aerospace/Defense — 0.1%
Boeing Co.
3.60%, 05/01/2034	$ 280,000	$ 208,893
Spirit AeroSystems, Inc.
3.85%, 06/15/2026	800,000	720,000
		928,893
Agriculture — 0.0%
BAT Capital Corp.
7.75%, 10/19/2032	200,000	204,479
JT International Financial Services BV
6.88%, 10/24/2032*	200,000	202,248
		406,727
Airlines — 0.4%
Alaska Airlines Pass-Through Trust
4.80%, 02/15/2029*	168,645	157,682
American Airlines Pass-Through Trust
3.00%, 04/15/2030	505,506	432,256
3.25%, 04/15/2030	144,282	109,527
3.38%, 11/01/2028	130,213	107,627
4.00%, 08/15/2030	73,375	59,028
British Airways Pass-Through Trust
3.35%, 12/15/2030*	453,422	385,284
3.80%, 03/20/2033*	443,167	395,774
Spirit Airlines Pass-Through Trust
3.65%, 08/15/2031	376,907	308,791
United Airlines Pass-Through Trust
2.88%, 04/07/2030	735,690	615,131
3.10%, 04/07/2030	735,690	565,834
4.55%, 08/25/2031	774,110	624,973
US Airways Pass Through Trust
5.90%, 04/01/2026	39,592	38,122
		3,800,029
Auto Manufacturers — 0.1%
Nissan Motor Co., Ltd.
3.52%, 09/17/2025*	900,000	798,332
4.35%, 09/17/2027*	400,000	337,088
		1,135,420
Banks — 2.4%
Bank of America Corp.
3.38%, 04/02/2026	1,400,000	1,315,214
Bank of Ireland Group PLC
4.50%, 11/25/2023*	1,300,000	1,273,740
Barclays PLC
5.30%, 08/09/2026	300,000	285,590
BNP Paribas SA
3.13%, 01/20/2033*	800,000	592,587
4.63%, 02/25/2031*(1)	200,000	138,250
Citigroup, Inc.
4.40%, 06/10/2025	750,000	726,115
Credit Suisse Group AG
3.75%, 03/26/2025	250,000	224,006
6.37%, 07/15/2026*	1,700,000	1,581,654
Security Description		Shares or Principal Amount	Value

Banks (continued)
Deutsche Bank AG
3.04%, 05/28/2032		$ 700,000	$ 492,361
HSBC Holdings PLC
7.39%, 11/03/2028		1,100,000	1,100,937
ING Groep NV
3.87%, 03/28/2026		700,000	657,395
4.02%, 03/28/2028		700,000	629,568
JPMorgan Chase & Co.
4.57%, 06/14/2030		1,400,000	1,282,347
Lloyds Banking Group PLC
4.38%, 03/22/2028		600,000	533,729
Macquarie Group, Ltd.
4.10%, 06/21/2028*		1,300,000	1,175,564
Mitsubishi UFJ Financial Group, Inc.
2.34%, 01/19/2028		900,000	767,995
5.06%, 09/12/2025		1,500,000	1,478,203
Morgan Stanley
6.30%, 10/18/2028		1,200,000	1,210,793
Natwest Group PLC
4.89%, 05/18/2029		1,100,000	979,939
Santander Holdings USA, Inc.
2.49%, 01/06/2028		400,000	331,123
3.45%, 06/02/2025		700,000	653,601
5.81%, 09/09/2026		1,100,000	1,065,325
Societe Generale SA
4.68%, 06/15/2027*		1,800,000	1,694,017
Standard Chartered PLC
1.21%, 03/23/2025*		400,000	370,132
Stichting AK Rabobank Certificaten
6.50%, 12/29/2022(1)	EUR	945,450	881,588
Sumitomo Mitsui Financial Group, Inc.
2.13%, 07/08/2030		600,000	450,123
Wells Fargo & Co.
3.35%, 03/02/2033		1,400,000	1,128,605
			23,020,501
Beverages — 0.0%
Constellation Brands, Inc.
4.75%, 05/09/2032		100,000	93,164
Biotechnology — 0.1%
Amgen, Inc.
4.40%, 05/01/2045		700,000	564,786
Illumina, Inc.
2.55%, 03/23/2031		400,000	305,254
			870,040
Chemicals — 0.0%
Syngenta Finance NV
4.44%, 04/24/2023*		300,000	297,530
Computers — 0.0%
Booz Allen Hamilton, Inc.
3.88%, 09/01/2028*		200,000	176,216
Diversified Financial Services — 0.6%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2.45%, 10/29/2026		1,000,000	844,446

SunAmerica Series Trust SA PIMCO VCP Tactical Balanced Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Diversified Financial Services (continued)
American Express Co.
5.85%, 11/05/2027	$ 300,000	$ 299,784
Aviation Capital Group LLC
5.50%, 12/15/2024*	400,000	384,856
Avolon Holdings Funding, Ltd.
2.53%, 11/18/2027*	318,000	242,748
2.88%, 02/15/2025*	400,000	358,228
BOC Aviation, Ltd.
3.50%, 01/31/2023	200,000	199,024
Brighthouse Holdings LLC
6.50%, 07/27/2037*(1)	500,000	422,500
Lazard Group LLC
4.38%, 03/11/2029	200,000	178,989
LeasePlan Corp NV
2.88%, 10/24/2024*	1,200,000	1,114,939
Nomura Holdings, Inc.
2.33%, 01/22/2027	500,000	426,547
2.71%, 01/22/2029	700,000	562,269
Park Aerospace Holdings, Ltd.
5.50%, 02/15/2024*	112,000	109,334
Stifel Financial Corp.
4.00%, 05/15/2030	400,000	340,174
		5,483,838
Electric — 1.2%
AEP Texas, Inc.
5.25%, 05/15/2052	200,000	174,355
Alabama Power Co.
3.70%, 12/01/2047	300,000	214,733
Appalachian Power Co.
4.50%, 08/01/2032	200,000	178,651
Arizona Public Service Co.
2.65%, 09/15/2050	400,000	217,682
Cleveland Electric Illuminating Co.
4.55%, 11/15/2030*	836,000	760,544
Duke Energy Progress LLC
4.00%, 04/01/2052	800,000	604,452
Enel Finance International NV
4.63%, 06/15/2027*	1,400,000	1,268,322
Entergy Mississippi LLC
2.85%, 06/01/2028	1,900,000	1,642,157
Georgia Power Co.
4.70%, 05/15/2032	1,300,000	1,220,810
Liberty Utilities Finance GP
2.05%, 09/15/2030*	1,000,000	740,200
Pacific Gas & Electric Co.
3.30%, 12/01/2027	500,000	424,040
3.50%, 06/15/2025	30,000	27,907
4.25%, 03/15/2046	1,300,000	865,143
Rochester Gas and Electric Corp.
1.85%, 12/01/2030*	960,000	709,724
Sempra Energy
3.70%, 04/01/2029	600,000	528,935
Southern California Edison Co.
3.90%, 03/15/2043	200,000	142,877
4.00%, 04/01/2047	1,500,000	1,070,095
Security Description	Shares or Principal Amount	Value

Electric (continued)
4.05%, 03/15/2042	$ 200,000	$ 148,027
4.65%, 10/01/2043	480,000	383,834
		11,322,488
Electronics — 0.1%
Flex, Ltd.
4.88%, 06/15/2029	500,000	447,004
TD SYNNEX Corp.
1.25%, 08/09/2024	500,000	462,190
		909,194
Food — 0.0%
Conagra Brands, Inc.
5.30%, 11/01/2038	200,000	174,435
Gas — 0.2%
Boston Gas Co.
3.76%, 03/16/2032*	1,100,000	918,871
NiSource, Inc.
5.00%, 06/15/2052	300,000	250,133
Southern California Gas Co.
4.13%, 06/01/2048	1,400,000	1,039,156
		2,208,160
Healthcare-Products — 0.1%
Boston Scientific Corp.
2.65%, 06/01/2030	450,000	371,651
4.70%, 03/01/2049	99,000	83,621
		455,272
Healthcare-Services — 0.2%
Banner Health
1.90%, 01/01/2031	500,000	381,052
HCA, Inc.
4.13%, 06/15/2029	300,000	264,723
Humana, Inc.
3.70%, 03/23/2029	1,100,000	980,081
Northwell Healthcare, Inc.
3.98%, 11/01/2046	700,000	497,963
		2,123,819
Insurance — 0.2%
Fairfax Financial Holdings Ltd
3.38%, 03/03/2031	400,000	313,467
GA Global Funding Trust
2.90%, 01/06/2032*	800,000	606,252
Willis North America, Inc.
4.65%, 06/15/2027	1,400,000	1,317,214
		2,236,933
Lodging — 0.1%
Marriott International, Inc.
2.85%, 04/15/2031	700,000	544,644
Sands China, Ltd.
4.30%, 01/08/2026	400,000	327,208
5.90%, 08/08/2028	200,000	158,818
		1,030,670
Machinery-Construction & Mining — 0.1%
Weir Group PLC
2.20%, 05/13/2026*	900,000	770,057

SunAmerica Series Trust SA PIMCO VCP Tactical Balanced Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Media — 0.2%
Charter Communications Operating LLC/Charter Communications Operating Capital
3.85%, 04/01/2061	$ 300,000	$ 172,995
4.40%, 04/01/2033	1,400,000	1,163,048
4.80%, 03/01/2050	1,100,000	778,500
		2,114,543
Oil & Gas — 0.1%
Aker BP ASA
4.00%, 01/15/2031*	200,000	169,585
Woodside Finance, Ltd.
3.65%, 03/05/2025*	10,000	9,472
4.50%, 03/04/2029*	300,000	271,629
		450,686
Pharmaceuticals — 0.0%
Prestige Brands, Inc.
3.75%, 04/01/2031*	500,000	401,005
Pipelines — 0.2%
Cheniere Energy Partners LP
4.00%, 03/01/2031	300,000	252,925
Energy Transfer LP
4.75%, 01/15/2026	40,000	38,330
6.05%, 06/01/2041	1,200,000	1,058,654
Enterprise Products Operating LLC
3.20%, 02/15/2052	1,070,000	660,613
		2,010,522
Private Equity — 0.1%
KKR Group Finance Co. XII LLC
4.85%, 05/17/2032*	1,300,000	1,183,504
Regional(State/Province) — 0.3%
Japan Finance Organization for Municipalities
2.13%, 10/25/2023*	2,700,000	2,628,015
REITS — 0.5%
Alexandria Real Estate Equities, Inc.
4.50%, 07/30/2029	100,000	91,344
American Tower Corp.
2.10%, 06/15/2030	400,000	304,614
4.00%, 06/01/2025	690,000	659,970
Corporate Office Properties LP
2.75%, 04/15/2031	100,000	72,256
Crown Castle, Inc.
3.30%, 07/01/2030	300,000	250,247
Goodman US Finance Five LLC
4.63%, 05/04/2032*	100,000	89,341
Goodman US Finance Three LLC
3.70%, 03/15/2028*	1,200,000	1,068,847
Highwoods Realty LP
2.60%, 02/01/2031	100,000	72,828
Hudson Pacific Properties LP
3.95%, 11/01/2027	8,000	6,764
Security Description	Shares or Principal Amount	Value

REITS (continued)
Omega Healthcare Investors, Inc.
3.25%, 04/15/2033	$ 600,000	$ 417,319
Physicians Realty LP
3.95%, 01/15/2028	315,000	281,501
Starwood Property Trust, Inc.
3.75%, 12/31/2024*	1,100,000	1,028,313
VICI Properties LP
4.75%, 02/15/2028	1,000,000	911,285
		5,254,629
Semiconductors — 0.2%
Broadcom, Inc.
3.47%, 04/15/2034*	100,000	74,851
Micron Technology, Inc.
6.75%, 11/01/2029	600,000	600,344
NXP BV/NXP Funding LLC/NXP USA, Inc.
5.00%, 01/15/2033	900,000	807,250
		1,482,445
Software — 0.1%
Oracle Corp.
2.95%, 05/15/2025	700,000	658,108
Telecommunications — 0.2%
AT&T, Inc.
3.85%, 06/01/2060	1,300,000	857,582
T-Mobile USA, Inc.
2.40%, 03/15/2029	700,000	571,988
3.40%, 10/15/2052	700,000	452,699
		1,882,269
Trucking & Leasing — 0.2%
DAE Funding LLC
1.55%, 08/01/2024*	1,800,000	1,632,809
SMBC Aviation Capital Finance DAC
3.55%, 04/15/2024*	300,000	287,577
		1,920,386
Total Corporate Bonds & Notes (cost $90,169,321)		77,429,498
LOANS(2)(3)(4) — 0.1%
Computers — 0.0%
Austin Bidco, Inc. BTL-B FRS
7.50%, (1 ML+3.75%), 02/11/2028	394,000	378,240
Distribution/Wholesale — 0.1%
BCPE Empire Holdings, Inc. FRS
8.45%, (SOFR+4.63%), 06/11/2026	696,500	672,123
Total Loans (cost $1,063,207)		1,050,363

SunAmerica Series Trust SA PIMCO VCP Tactical Balanced Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
ASSET BACKED SECURITIES — 3.9%
Home Equity — 0.3%
Bear Stearns Asset Backed Securities I Trust FRS
Series 2006-PC1, Class M2 4.22%, (1 ML+0.63%), 12/25/2035	$ 56,743	$ 56,525
Series 2005-HE4, Class M2 4.55%, (1 ML+0.96%), 04/25/2035	2,818	2,815
JPMorgan Mtg. Acquisition Trust FRS
Series 2006-WMC2, Class A1 3.86%, (1 ML+0.27%), 07/25/2036	270,004	220,859
Mastr Asset Backed Securities Trust FRS
Series 2004-WMC3, Class M1 4.41%, (1 ML+0.83%), 10/25/2034	464,839	445,452
Merrill Lynch Mtg. Investors Trust FRS
Series 2005-NC1, Class M1 4.31%, (1 ML+0.72%), 10/25/2035	1,945,179	1,778,316
Morgan Stanley ABS Capital I Inc Trust FRS
Series 2005-NC2, Class M4 4.50%, (1 ML+0.92%), 03/25/2035	169,128	167,087
RASC Trust FRS
Series 2005-KS6, Class M6 4.64%, (1 ML+1.05%), 07/25/2035	119,327	118,792
		2,789,846
Other Asset Backed Securities — 3.6%
Anchorage Capital CLO, Ltd. FRS
Series 2015-6A, Class ARR 5.13%, (3 ML+1.05%), 07/15/2030*	499,970	489,831
Arbor Realty Commercial Real Estate Notes, Ltd. FRS
Series 2022-FL1, Class A 4.67%, (SOFR30A+1.45%), 01/15/2037*	1,100,000	1,062,022
Barings CLO, Ltd. FRS
Series 2013-IA, Class AR 5.04%, (3 ML+0.80%), 01/20/2028*	197,515	194,221
Series 2016-2A, Class AR2 5.31%, (3 ML+1.07%), 01/20/2032*	450,000	437,772
BDS LLC FRS
Series 2022-FL11, Class ATS 5.27%, (TSFR 1M+1.80%), 03/19/2039*	1,000,000	972,250
Security Description	Shares or Principal Amount	Value

Other Asset Backed Securities (continued)
Birch Grove CLO, Ltd. FRS
4.42%, (3 ML+1.13%), 06/15/2031*	$ 2,500,000	$ 2,422,590
Countrywide Asset-Backed Certs. FRS
Series 2006-26, Class 1A 3.73%, (1 ML+0.14%), 06/25/2037	156,113	141,273
Series 2007-1, Class 2A3 3.73%, (1 ML+0.14%), 07/25/2037	57,186	55,838
Series 2007-10, Class 2A4 3.84%, (1 ML+0.25%), 06/25/2047	604,220	574,153
Series 2006-12, Class 1A 3.85%, (1 ML+0.26%), 12/25/2036	981,597	889,552
CWABS Asset-Backed Certs. Trust FRS
Series 2005-3, Class MV7 5.54%, (1 ML+1.95%), 08/25/2035	1,100,000	1,026,976
Elevation CLO, Ltd. FRS
Series 2014-2A, Class A1R 5.36%, (TSFR3M+1.49%), 10/15/2029*	378,136	373,662
Encore Credit Receivables Trust FRS
Series 2005-1, Class M1 4.25%, (1 ML+0.66%), 07/25/2035	1,181	1,269
FORT CRE Issuer LLC FRS
Series 2022-FL3, Class A 4.82%, (SOFR30A+1.85%), 02/23/2039*	1,200,000	1,175,090
Fremont Home Loan Trust FRS
Series 2005-1, Class M5 4.65%, (1 ML+1.07%), 06/25/2035	599,540	566,667
Gallatin CLO IX, Ltd. FRS
Series 2018-1A, Class A 5.33%, (3 ML+1.05%), 01/21/2028*	451,667	446,155
HalseyPoint CLO 3, Ltd. FRS
Series 2020-3A, Class A1A 5.86%, (3 ML+1.45%), 11/30/2032*	1,300,000	1,268,524
HERA Commercial Mtg., Ltd. FRS
Series 2021-FL1, Class A 4.49%, (1 ML+1.05%), 02/18/2038*	1,200,000	1,151,704
HGI CRE CLO, Ltd. FRS
Series 2022-FL3, Class A 4.49%, (SOFR30A+1.70%), 04/20/2037*	250,000	239,432
JPMorgan Mtg. Acquisition Trust FRS
Series 2007-CH5, Class A5 3.85%, (1 ML+0.26%), 06/25/2037	314,468	312,111

SunAmerica Series Trust SA PIMCO VCP Tactical Balanced Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Other Asset Backed Securities (continued)
KREF, Ltd. FRS
Series 2022-FL3, Class A 4.92%, (TSFR1M+1.45%), 02/17/2039*	$ 400,000	$ 383,058
LCM 30, Ltd. FRS
5.32%, (3 ML+1.08%), 04/20/2031*	1,600,000	1,536,594
LCM XIII LP FRS
5.10%, (3 ML+0.87%), 07/19/2027*	1,476,964	1,449,527
LCM XV LP FRS
5.24%, (3 ML+1.00%), 07/20/2030*	674,214	658,142
LFT CRE, Ltd. FRS
Series 2021-FL1, Class A 5.05%, (1 ML+1.17%), 06/15/2039*	1,100,000	1,064,322
LoanCore Issuer, Ltd. FRS
Series 2021-CRE5, Class A 5.18%, (1 ML+1.30%), 07/15/2036*	500,000	476,106
Louisiana Local Government Environmental Facilities & Community Development Authority
Series 2022-ELL, Class A3 4.28%, 02/01/2036	1,200,000	1,090,285
Marble Point CLO X, Ltd. FRS
Series 2017-1A, Class AR 5.12%, (3 ML+1.04%), 10/15/2030*	700,000	682,165
MidOcean Credit CLO II FRS
Series 2013-2A, Class ARR 5.44%, (3 ML+1.03%), 01/29/2030*	400,861	393,591
MidOcean Credit CLO VIII FRS
Series 2018-8A, Class A1R 4.03%, (3 ML+1.05%), 02/20/2031*	500,000	488,419
MKS CLO, Ltd. FRS
Series 2017-1A, Class AR 5.24%, (3 ML+1.00%), 07/20/2030*	1,794,358	1,754,009
Octagon Loan Funding, Ltd. FRS
Series 2014-1A, Class ARR 4.14%, (3 ML+1.18%), 11/18/2031*	300,000	291,693
OZLM XVI, Ltd. FRS
Series 2017-16A, Class A1R 5.67%, (3 ML+1.03%), 05/16/2030*	800,000	782,725
PHEAA Student Loan Trust FRS
Series 2016-2A, Class A 4.54%, (1 ML+0.95%), 11/25/2065*	285,816	282,571
Security Description	Shares or Principal Amount	Value

Other Asset Backed Securities (continued)
RAMP Trust FRS
Series 2005-RS6, Class M4 4.56%, (1 ML+0.98%), 06/25/2035	$ 401,041	$ 399,119
Romark CLO, Ltd. FRS
Series 2017-1A, Class A1R 5.35%, (3 ML+1.03%), 10/23/2030*	1,050,000	1,026,681
Sculptor CLO XXV, Ltd. FRS
5.35%, (3 ML+1.27%), 01/15/2031*	600,000	583,852
SMB Private Education Loan Trust FRS
Series 2016-B, Class A2B 5.32%, (1 ML+1.45%), 02/17/2032*	422,469	418,791
Sound Point CLO XII, Ltd. FRS FRS
Series 2016-2A, Class AR2 5.29%, (3 ML+1.05%), 10/20/2028*	1,253,213	1,234,566
Sound Point Clo XV, Ltd. FRS
Series 2017-1A, Class ARR 5.22%, (3 ML+0.90%), 01/23/2029*	373,361	366,437
STARR II, Ltd.
Series 2019-1, Class A 4.09%, 03/15/2044*	296,860	262,940
TICP CLO II-2, Ltd. FRS
Series 2018-IIA, Class A1 5.08%, (3 ML+0.84%), 04/20/2028*	892,518	880,456
Venture XIV CLO, Ltd. FRS
Series 2013-14A, Class ARR 4.07%, (3 ML+1.03%), 08/28/2029*	2,173,448	2,132,733
Venture XXV CLO, Ltd. FRS
Series 2016-25A, Class ARR 5.26%, (3 ML+1.02%), 04/20/2029*	231,000	226,641
Vibrant CLO VI, Ltd. FRS
Series 2017-6A, Class AR 4.48%, (3 ML+0.95%), 06/20/2029*	520,224	511,903
Vibrant CLO VII, Ltd. FRS
Series 2017-7A, Class A1R 5.28%, (3 ML+1.04%), 09/15/2030*	497,990	486,166
VMC Finance LLC FRS
Series 2022-FL5, Class A 4.72%, (SOFR30A+1.90%), 02/18/2039*	800,000	780,305
		34,444,889
Total Asset Backed Securities (cost $38,356,220)		37,234,735

SunAmerica Series Trust SA PIMCO VCP Tactical Balanced Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2022— (unaudited) — (continued)

Security Description		Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS — 4.3%
Commercial and Residential — 3.3%
ALBA PLC FRS
Series 2005-1, Class A3 2.25%, (GBP-SONIA +0.31%), 11/25/2042	GBP	359,655	$ 392,712
American Home Mtg. Assets Trust FRS
Series 2006-3, Class 3A11 3.71%, (1 ML+0.12%), 10/25/2046		$ 12,419	10,455
Angel Oak Mtg. Trust VRS
Series 2020-4, Class A1 1.47%, 06/25/2065*(5)		206,388	186,816
BAMLL Commercial Mtg. Securities Trust FRS
Series 2019-RLJ, Class A 4.93%, (1 ML+1.05%), 04/15/2036*		1,300,000	1,275,443
Banco La Hipotecaria SA
Series 2016-1A, Class A 3.36%, 01/15/2046*(6)		849,803	810,972
Bruegel DAC FRS
Series 2021-1A, Class A 1.19%, (3 ME+0.80%), 05/22/2031*	EUR	1,865,340	1,774,315
BX Trust FRS
Series 2018-GW, Class A 4.68%, (1 ML+0.80%), 05/15/2035*		580,000	560,118
ChaseFlex Trust FRS
Series 2007-2, Class A1 4.15%, (1 ML+0.28%), 05/25/2037		500,770	488,167
Citigroup Commercial Mtg. Trust
Series 2019-SMRT, Class A 4.15%, 01/10/2036*		2,400,000	2,329,069
COMM Mtg. Trust VRS
Series 2018-HOME, Class A 3.94%, 04/10/2033*(5)		1,100,000	989,088
Countrywide Alternative Loan Trust
Series 2005-J11, Class 1A15 5.50%, 11/25/2035		108,158	64,423
Series 2005-65CB, Class 2A6 6.00%, 12/25/2035		151,981	112,737
Series 2007-J1, Class 2A4 6.00%, 03/25/2037		662,336	267,465
Countrywide Alternative Loan Trust FRS
Series 2006-OA3, Class 2A1 4.01%, (1 ML+0.42%), 05/25/2036		2,688,650	2,215,121
Credit Suisse Commercial Mtg. FRS
Series 2021-SOP2, Class A 4.84%, (1 ML+0.97%), 06/15/2034*		1,213,867	1,166,319
Security Description		Shares or Principal Amount	Value

Commercial and Residential (continued)
CSMC Trust VRS
Series 2020-RPL5, Class A1 3.02%, 08/25/2060*(5)		$ 265,794	$ 249,439
DBUBS Mtg. Trust
Series 2017-BRBK, Class A 3.45%, 10/10/2034*		2,400,000	2,251,782
Eurosail PLC FRS
Series 2007-3X, Class A3A 3.10%, (GBP-SONIA +1.07%), 06/13/2045	GBP	267,826	303,371
Series 2007-3X, Class A3C 3.10%, (GBP-SONIA +1.07%), 06/13/2045	GBP	357,052	404,639
Series 2007-3A, Class A3C 3.44%, (GBP-SONIA +1.07%), 06/13/2045*	GBP	302,121	342,387
HarborView Mtg. Loan Trust FRS
Series 2006-12, Class 2A2A 3.67%, (1 ML+0.19%), 01/19/2038		13,074	11,291
HarborView Mtg. Loan Trust VRS
Series 2005-4, Class 3A1 3.26%, 07/19/2035(5)		107,861	78,738
HPLY Trust FRS
Series 2019-HIT, Class A 4.88%, (1 ML+1.00%), 11/15/2036*		382,841	371,011
Independence Plaza Trust
Series 2018-INDP, Class A 3.76%, 07/10/2035*		1,600,000	1,487,847
IndyMac INDX Mtg. Loan Trust FRS
Series 2005-AR12, Class 1A1 4.11%, (1 ML+0.52%), 07/25/2035		222,063	152,942
Ludgate Funding PLC FRS
Series 2006-1X, Class A2A 2.77%, (3 ML GBP+0.19%), 12/01/2060	GBP	508,592	548,288
Series 2008-W1X, Class A1 3.93%, (3 ML GBP+0.60%), 01/01/2061	GBP	730,649	798,945
Mill City Mtg. Loan Trust VRS
Series 2019-GS2, Class A1 2.75%, 08/25/2059*(5)		585,553	546,534
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C25, Class A4 3.37%, 10/15/2048		1,800,000	1,685,067
MortgageIT Trust FRS
Series 2005-2, Class 1A1 4.11%, (1 ML+0.52%), 05/25/2035		18,906	17,961
Natixis Commercial Mtg. Securities Trust
Series 2019-10K, Class A 3.62%, 05/15/2039*		1,600,000	1,349,952

SunAmerica Series Trust SA PIMCO VCP Tactical Balanced Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2022— (unaudited) — (continued)

Security Description		Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and Residential (continued)
Series 2019-LVL, Class A 3.89%, 08/15/2038*		$ 800,000	$ 711,003
New Residential Mtg. Loan Trust VRS
Series 2019-RPL3, Class A1 2.75%, 07/25/2059*(5)		888,140	823,600
Series 2020-RPL1, Class A1 2.75%, 11/25/2059*(5)		425,350	383,279
Series 2018-3A, Class A1 4.50%, 05/25/2058*(5)		521,912	490,263
NYO Commercial Mtg. Trust FRS
Series 2021-1290, Class A 4.97%, (1 ML+1.10%), 11/15/2038*		900,000	834,622
Park Avenue Mtg. Trust FRS
Series 2017-280P, Class A 4.18%, (1 ML+0.88%), 09/15/2034*		1,900,000	1,847,664
TBW Mtg.-Backed Trust Series
Series 2006-3, Class 1A 6.00%, 07/25/2036		644,675	308,764
Towd Point Mtg. Trust VRS
Series 2019-4, Class A1 2.90%, 10/25/2059*(5)		4	3
Uropa Securities PLC FRS
Series 2007-1, Class A3A 3.69%, (3 ML GBP+0.20%), 10/10/2040	GBP	226,548	246,243
VASA Trust FRS
Series 2021-VASA, Class A 4.78%, (1 ML+0.90%), 07/15/2039*		500,000	462,772
WaMu Mtg. Pass-Through Certs. Trust FRS
Series 2006-AR9, Class 2A 2.42%, (12 MTA+1.05%), 08/25/2046		914,340	790,995
Series 2005-AR19, Class A1A1 4.13%, (1 ML+0.54%), 12/25/2045		206,171	190,408
Worldwide Plaza Trust
Series 2017-WWP, Class A 3.53%, 11/10/2036*		2,100,000	1,779,409
			32,112,439
U.S. Government Agency — 1.0%
Federal Home Loan Mtg. Corp. FRS
2.02%, (5.89%-1 ML), 09/15/2043(7)(8)		737,589	67,766
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. VRS
3.34%, 04/25/2028(5)		2,700,000	2,495,056
Federal Home Loan Mtg. Corp. REMIC
3.50%, 01/15/2048		1,184,026	1,005,411
Security Description	Shares or Principal Amount	Value

U.S. Government Agency (continued)
Federal Home Loan Mtg. Corp. REMIC FRS
3.22%, (1 ML+0.35%), 01/15/2038	$ 487,583	$ 488,614
Federal Home Loan Mtg. Corp. REMIC VRS
0.10%, 01/15/2038(5)(8)	487,583	16,674
Federal National Mtg. Assoc. REMIC
Series 2013-17, Class TI 3.00%, 03/25/2028(8)	379,020	22,103
Federal National Mtg. Assoc. REMIC FRS
Series 2012-113, Class PF 3.94%, (1 ML+0.35%), 10/25/2040	230,629	229,090
Series 2007-85, Class FL 4.13%, (1 ML+0.54%), 09/25/2037	934,691	923,363
Series 2012-21, Class FQ 4.14%, (1 ML+0.55%), 02/25/2041	118,902	118,548
Government National Mtg. Assoc. REMIC FRS
Series 2014-H02, Class FB 3.28%, (1 ML+0.65%), 12/20/2063	461,181	458,455
Series 2016-H11, Class F 3.43%, (1 ML+0.80%), 05/20/2066	1,416,999	1,395,143
Series 2016-H14, Class FA 3.43%, (1 ML+0.80%), 06/20/2066	792,148	782,459
Series 2016-H17, Class FC 3.46%, (1 ML+0.83%), 08/20/2066	1,869,360	1,844,460
		9,847,142
Total Collateralized Mortgage Obligations (cost $46,159,363)		41,959,581
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 22.9%
U.S. Government — 6.4%
United States Treasury Bonds
Zero Coupon, 08/15/2044 to 05/15/2050	2,100,000	672,382
1.13%, 05/15/2040	8,680,000	5,181,214
1.38%, 11/15/2040	17,090,000	10,557,748
1.75%, 08/15/2041	9,500,000	6,200,234
1.88%, 02/15/2041	10,100,000	6,827,758
2.00%, 11/15/2041	15,300,000	10,430,297
2.25%, 05/15/2041(9)(10)	3,100,000	2,235,270
2.75%, 11/15/2047	100,000	75,031
2.88%, 11/15/2046	290,000	223,062
3.00%, 08/15/2052	8,000,000	6,406,250
3.25%, 05/15/2042	4,400,000	3,720,063
3.38%, 08/15/2042	4,800,000	4,140,750
4.38%, 05/15/2041	5,500,000	5,507,734
		62,177,793

SunAmerica Series Trust SA PIMCO VCP Tactical Balanced Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2022— (unaudited) — (continued)

Security Description		Shares or Principal Amount	Value
U.S. GOVERNMENT & AGENCY OBLIGATIONS (continued)
U.S. Government Agency — 16.5%
Federal Home Loan Mtg. Corp.
1.50%, 04/01/2037		$ 2,499,752	$ 2,128,832
4.00%, 04/01/2048 to 01/01/2050		701,213	647,589
4.50%, 08/01/2048		789,982	755,894
Federal National Mtg. Assoc.
3.79%, 01/01/2029		1,800,000	1,699,253
4.00%, 07/01/2045 to 09/01/2050		29,939,958	27,628,113
Uniform Mtg. Backed Securities
1.50%, November 15 TBA		7,800,000	6,634,944
1.50%, November 30 TBA		1,400,000	1,039,664
2.00%, November 30 TBA		30,800,000	24,264,625
2.50%, December 30 TBA		37,500,000	30,681,413
3.00%, December 30 TBA		30,400,000	25,825,750
3.50%, December 30 TBA		6,400,000	5,621,684
4.00%, November 30 TBA		8,900,000	8,089,126
4.00%, December 30 TBA		17,300,000	15,713,670
4.50%, November 30 TBA		10,000,000	9,379,688
			160,110,245
Total U.S. Government & Agency Obligations (cost $252,654,061)			222,288,038
FOREIGN GOVERNMENT OBLIGATIONS — 0.3%
Sovereign — 0.3%
Dominican Republic
4.88%, 09/23/2032*		1,200,000	924,607
Government of Romania
2.13%, 03/07/2028*	EUR	600,000	466,948
2.63%, 12/02/2040*	EUR	400,000	206,030
3.75%, 02/07/2034*	EUR	860,000	602,351
Republic of Peru
3.30%, 03/11/2041		200,000	134,503
5.94%, 02/12/2029*	PEN	2,900,000	652,814
6.15%, 08/12/2032*	PEN	700,000	149,607
Total Foreign Government Obligations (cost $4,594,872)			3,136,860
MUNICIPAL SECURITIES — 0.2%
Kansas Development Finance Authority Revenue Bonds
5.50%, 05/01/2034		400,000	397,705
Sales Tax Securitization Corp. Revenue Bonds
3.24%, 01/01/2042		1,300,000	915,520
Texas Transportation Commission State Highway Fund Revenue Bonds
4.00%, 10/01/2033		1,000,000	866,995
Total Municipal Securities (cost $2,991,320)			2,180,220
Security Description	Shares or Principal Amount	Value
PURCHASED OPTIONS† — 0.3%
Purchased Options - Puts — 0.3%
Exchange-Traded put option on the S&P 500 Index (Expiration Date: 06/16/2023; Strike Price: 2,575.00; Counterparty: Morgan Stanley and Co., Inc.)	165	$ 487,575
Exchange-Traded put option on the S&P 500 Index (Expiration Date: 06/16/2023; Strike Price: 2,925.00; Counterparty: Morgan Stanley and Co., Inc.)	165	872,025
Exchange-Traded put option on the S&P 500 Index (Expiration Date: 06/16/2023; Strike Price: 3,300.00; Counterparty: Morgan Stanley and Co., Inc.)	165	1,686,300
Total Purchased Options (cost $6,761,714)		3,045,900
Total Long-Term Investment Securities (cost $442,750,078)		388,325,195
SHORT-TERM INVESTMENTS — 23.0%
Sovereign — 4.2%
Federal Home Loan Bank FRS
3.81%, (SOFR+0.01%), 12/29/2022	$ 13,100,000	13,100,410
3.82%, (SOFR+0.02%), 01/06/2023	9,600,000	9,599,934
3.82%, (SOFR+0.02%), 01/10/2023	9,600,000	9,600,471
3.85%, (SOFR+0.05%), 02/23/2023	8,300,000	8,300,010
		40,600,825
U.S. Government — 18.8%
United States Cash Management Bills
3.55%, 01/17/2023	30,500,000	30,241,730
United States Treasury Bills
2.19%, 11/01/2022	31,400,000	31,400,000
2.61%, 11/17/2022	7,800,000	7,790,138
2.69%, 11/01/2022	7,500,000	7,500,000
2.74%, 11/25/2022	53,500,000	53,383,272
2.88%, 12/01/2022	19,900,000	19,842,912
2.96%, 12/08/2022	6,900,000	6,875,615
3.49%, 12/13/2022	11,800,000	11,751,576
3.97%, 01/26/2023	14,000,000	13,866,641
		182,651,884
Total Short-Term Investments (cost $223,312,090)		223,252,709

SunAmerica Series Trust SA PIMCO VCP Tactical Balanced Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
REPURCHASE AGREEMENTS — 82.2%
Agreement with Goldman Sachs,bearing interest at 3.07% dated 10/31/2022, to be repurchased 11/01/2022 in the amount of $ 136,134,819 and collateralized by $149,137,486 of Federal National Mtg. Assoc. Bonds, bearing interest at 3.00% due 05/01/2052 and having an approximate value of $138,974,683	$136,100,000	$ 136,100,000
Agreement with Goldman Sachs,bearing interest at 3.05% dated 10/31/2022, to be repurchased 11/01/2022 in the amount of $ 98,124,934 and collateralized by $117,756,811 of Federal National Mtg. Assoc. Bonds, bearing interest at 4.50% due 10/01/2052 and having an approximate value of $100,048,342	98,100,000	98,100,000
Security Description	Shares or Principal Amount	Value

Agreement with J.P. Morgan Chase,bearing interest at 3.06% dated 10/31/2022, to be repurchased 11/02/2022 in the amount of $ 330,612,370 and collateralized by $529,439,000 of United States Treasury Notes, bearing interest at 2.00% due 08/15/2051 and having an approximate value of $338,603,075	$330,500,000	$ 330,500,000
Agreement with Toronto- Dominion Bank,bearing interest at 3.07% dated 10/31/2022, to be repurchased 11/01/2022 in the amount of $ 234,359,942 and collateralized by $273,995,000 of United States Treasury Notes, bearing interest at 0.25% due 05/31/2025 and having an approximate value of $239,735,138	234,300,000	234,300,000
Total Repurchase Agreements (cost $799,000,000)		799,000,000
TOTAL INVESTMENTS (cost $1,465,062,168)	145.2%	1,410,577,904
Other assets less liabilities	(45.2)	(439,351,834)
NET ASSETS	100.0%	$971,226,070
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA PIMCO VCP Tactical Balanced Portfolio has no right to demand registration of these securities. At October 31, 2022, the aggregate value of these securities was $82,241,331 representing 8.5% of net assets.
†	Non-income producing security
(1)	Perpetual maturity - maturity date reflects the next call date.
(2)	All loans in the Portfolio were purchased through assignment agreements unless otherwise indicated.
(3)	The Portfolio invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate ("LIBOR") or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Portfolio is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.
(4)	Senior loans in the Portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.

SunAmerica Series Trust SA PIMCO VCP Tactical Balanced Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2022— (unaudited) — (continued)

(5)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(6)	Securities classified as Level 3 (see Note 1).
(7)	Inverse Floating Rate Security that pays interest that varies inversely to changes in the market interest rates. The interest rate shown is the current interest rate at October 31, 2022.
(8)	Interest Only
(9)	The security or a portion thereof was pledged as collateral to cover margin requirements for open swap contracts.
(10)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
1 ML—1 Month USD LIBOR
12 MTA—Federal Reserve US 12 Month Cumulative Average 1 Year CMT
3 ME—3 Month Euribor
3 ML—3 Month USD LIBOR
3 ML GBP—3 Month GBP LIBOR
CLO—Collateralized Loan Obligation
DAC—Designated Activity Company
FRS—Floating Rate Security
REMIC—Real Estate Mortgage Investment Conduit
SOFR—Secured Overnight Financing Rate
SOFR30A—US 30 Day Average Secured Overnight Financing Rate
SONIA—Sterling Overnight Index Average
TBA—Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.
TSFR1M—Term Secured Overnight Financing Rate 1 Month
TSFR3M—Term Secured Overnight Financing Rate 3 Month
VRS—Variable Rate Security
EUR—Euro Currency
GBP—British Pound
The rates shown on FRS and/or VRS are the current interest rates at October 31, 2022 and unless noted otherwise, the dates shown are the original maturity dates.

Interest Rate Swaps
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally Cleared	800,000	CAD	3-Month CDOR	Fixed 1.220%	Semiannual	Semiannual	Mar 2025	$ 2	$ (39,871)	$ (39,869)
Centrally Cleared	3,400,000	CAD	3-Month CDOR	Fixed 1.235	Semiannual	Semiannual	Mar 2025	1,406	(170,157)	(168,751)
Centrally Cleared	6,920,000	USD	Fixed 1.468%	3-Month USD LIBOR	Semiannual	Quarterly	Jul 2031	—	1,337,157	1,337,157
Centrally Cleared	9,600,000	USD	Fixed 1.441	3-Month USD LIBOR	Semiannual	Quarterly	Jul 2031	—	1,872,306	1,872,306
Centrally Cleared	4,200,000	USD	Fixed 1.750	12-Month SOFR	Annual	Annual	Dec 2051	(171,965)	1,449,146	1,277,181
Centrally Cleared	3,200,000	USD	Fixed 2.000	3-Month USD LIBOR	Semiannual	Quarterly	Dec 2051	(100,480)	1,088,563	988,083
Centrally Cleared	5,300,000	EUR	6-Month EURIBOR	Fixed 1.750	Annual	Semiannual	Mar 2033	(545,861)	(56,734)	(602,595)
								$(816,898)	$5,480,410	$4,663,512
Written Options on Interest Rate Swaps
Counterparty (OTC)/Exchange-Traded	Issue	Strike price	Expiration date	Notional amount	Premium	Value	Unrealized Appreciation (Depreciation)
Puts
Goldman Sachs International		1.40	11/16/2022	$8,500,000	$8,755	$48	$8,707
Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
45	Short	Euro-OAT	December 2022	$6,184,345	$5,909,338	$275,007
29	Short	U.S. Treasury Long Bonds	December 2022	3,971,397	3,494,500	476,897
						$751,904
						Unrealized (Depreciation)
532	Long	E-Mini Russell 2000 Index	December 2022	$ 50,078,299	$ 49,289,800	$ (788,499)
554	Long	MSCI EAFE Index	December 2022	52,154,170	48,638,429	(3,515,741)
1,223	Long	S&P 500 E-Mini Index	December 2022	248,928,299	237,445,450	(11,482,849)
219	Long	U.S. Treasury 2 Year Notes	December 2022	45,545,988	44,759,836	(786,152)
555	Long	U.S. Treasury 5 Year Notes	December 2022	61,564,770	59,159,531	(2,405,239)

SunAmerica Series Trust SA PIMCO VCP Tactical Balanced Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2022— (unaudited) — (continued)

Futures Contracts — (continued)

Numberof Contracts	Type	Description	ExpirationMonth	NotionalBasis*	NotionalValue*	Unrealized (Depreciation)
233	Long	U.S. Treasury 10 Year Notes	December 2022	$ 26,278,535	$ 25,768,344	$ (510,191)
219	Short	U.S. Treasury Ultra 10 Year Notes	December 2022	25,209,425	25,400,578	(191,153)
						$(19,679,824)
Net Unrealized Appreciation (Depreciation)						$(18,927,920)
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Bank of America, N.A.	EUR	4,743,000	USD	4,653,389	11/02/2022	$ —	$ (33,879)
	EUR	4,743,000	USD	4,766,565	12/02/2022	69,318	—
	GBP	1,813,000	USD	2,034,387	11/02/2022	—	(44,761)
	USD	4,756,481	EUR	4,743,000	11/02/2022	—	(69,212)
	USD	1,253	MXN	25,282	12/21/2022	12	—
						69,330	(147,852)
Citibank, N.A.	BRL	84,753	USD	16,148	01/04/2023	—	(44)
Goldman Sachs International	PEN	3,642,305	USD	914,830	12/06/2022	4,267	—
Unrealized Appreciation (Depreciation)						$73,597	$(147,896)
BRL—Brazilian Real
EUR—Euro Currency
GBP—British Pound
MXN—Mexican Peso
USD—United States Dollar

SunAmerica Series Trust SA PIMCO VCP Tactical Balanced Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2022— (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2022 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Corporate Bonds & Notes	$—	$77,429,498	$—	$77,429,498
Loans	—	1,050,363	—	1,050,363
Asset Backed Securities	—	37,234,735	—	37,234,735
Collateralized Mortgage Obligations:
Commercial and Residential	—	31,301,467	810,972	32,112,439
Other Industries	—	9,847,142	—	9,847,142
U.S. Government & Agency Obligations	—	222,288,038	—	222,288,038
Foreign Government Obligations	—	3,136,860	—	3,136,860
Municipal Securities	—	2,180,220	—	2,180,220
Purchased Options	3,045,900	—	—	3,045,900
Short-Term Investments	—	223,252,709	—	223,252,709
Repurchase Agreements	—	799,000,000	—	799,000,000
Total Investments at Value	$3,045,900	$1,406,721,032	$810,972	$1,410,577,904
Other Financial Instruments:†
Swaps	$—	$5,747,172	$—	$5,747,172
Futures Contracts	751,904	—	—	751,904
Forward Foreign Currency Contracts	—	73,597	—	73,597
Written Options	—	8,707	—	8,707
Total Other Financial Instruments	$751,904	$5,829,476	$—	$6,581,380
LIABILITIES:
Other Financial Instruments:†
Swaps	$—	$266,762	$—	$266,762
Futures Contracts	19,679,824	—	—	19,679,824
Forward Foreign Currency Contracts	—	147,896	—	147,896
Total Other Financial Instruments	$19,679,824	$414,658	$—	$20,094,482
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
Level 3 investments in securities were not considered a significant portion of the Portfolio's net assets.
See Notes to Portfolio of Investments

SunAmerica Series Trust SA PineBridge High-Yield Bond Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2022— (unaudited)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES — 93.4%
Aerospace/Defense — 1.5%
Moog, Inc.
4.25%, 12/15/2027*	$1,382,000	$ 1,236,696
Rolls-Royce PLC
5.75%, 10/15/2027*	1,237,000	1,119,448
Spirit AeroSystems, Inc.
7.50%, 04/15/2025*	1,339,000	1,300,892
		3,657,036
Airlines — 2.0%
American Airlines, Inc.
11.75%, 07/15/2025*	2,805,000	3,067,611
United Airlines Holdings, Inc.
4.88%, 01/15/2025	306,000	292,156
United Airlines, Inc.
4.38%, 04/15/2026*	722,000	658,939
4.63%, 04/15/2029*	1,140,000	975,031
		4,993,737
Auto Manufacturers — 1.7%
Ford Motor Co.
3.25%, 02/12/2032	455,000	341,623
4.75%, 01/15/2043	1,206,000	839,931
Ford Motor Credit Co. LLC
4.00%, 11/13/2030	1,254,000	1,014,210
4.95%, 05/28/2027	1,143,000	1,046,371
5.11%, 05/03/2029	993,000	887,742
		4,129,877
Biotechnology — 0.5%
Grifols Escrow Issuer SA
4.75%, 10/15/2028*	1,480,000	1,156,250
Building Materials — 0.8%
PGT Innovations, Inc.
4.38%, 10/01/2029*	1,200,000	995,220
Standard Industries, Inc.
3.38%, 01/15/2031*	1,495,000	1,118,559
		2,113,779
Chemicals — 1.7%
Consolidated Energy Finance SA
5.63%, 10/15/2028*	1,517,000	1,273,810
Methanex Corp.
5.13%, 10/15/2027	1,410,000	1,285,920
Minerals Technologies, Inc.
5.00%, 07/01/2028*	1,096,000	952,150
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc.
5.13%, 04/01/2029*	1,200,000	681,000
		4,192,880
Coal — 0.5%
Warrior Met Coal, Inc.
7.88%, 12/01/2028*	1,193,000	1,176,308
Commercial Services — 6.5%
Allied Universal Holdco LLC/Allied Universal Finance Corp/Atlas Luxco 4 Sarl
4.63%, 06/01/2028*	1,055,000	882,544
Atlas Luxco 4 SARL
4.63%, 06/01/2028*	203,000	165,985
Security Description	Shares or Principal Amount	Value

Commercial Services (continued)
Brink's Co.
4.63%, 10/15/2027*	$1,465,000	$ 1,354,583
Deluxe Corp.
8.00%, 06/01/2029*	1,694,000	1,412,288
Garda World Security Corp.
4.63%, 02/15/2027*	616,000	547,076
6.00%, 06/01/2029*	543,000	423,171
Korn Ferry International
4.63%, 12/15/2027*	1,005,000	914,208
Metis Merger Sub LLC
6.50%, 05/15/2029*	1,525,000	1,223,843
MPH Acquisition Holdings LLC
5.75%, 11/01/2028*	1,505,000	1,162,613
Paysafe Finance PLC/Paysafe Holdings US Corp.
4.00%, 06/15/2029*	1,315,000	940,225
Prime Security Services Borrower LLC/Prime Finance, Inc.
5.75%, 04/15/2026*	1,368,000	1,331,542
PROG Holdings, Inc.
6.00%, 11/15/2029*	1,481,000	1,208,940
Rent-A-Center, Inc.
6.38%, 02/15/2029*	1,500,000	1,168,545
Sotheby's
5.88%, 06/01/2029*	920,000	768,904
7.38%, 10/15/2027*	1,380,000	1,335,150
TriNet Group, Inc.
3.50%, 03/01/2029*	1,515,000	1,255,556
		16,095,173
Computers — 1.8%
Ahead DB Holdings LLC
6.63%, 05/01/2028*	1,540,000	1,250,588
Condor Merger Sub, Inc.
7.38%, 02/15/2030*	2,145,000	1,774,072
NCR Corp.
5.13%, 04/15/2029*	724,000	607,625
Seagate HDD Cayman
4.09%, 06/01/2029	1,025,000	820,851
		4,453,136
Cosmetics/Personal Care — 1.0%
Coty, Inc.
5.00%, 04/15/2026*	1,201,000	1,126,315
Edgewell Personal Care Co.
4.13%, 04/01/2029*	1,500,000	1,281,083
		2,407,398
Diversified Financial Services — 5.7%
AG Issuer LLC
6.25%, 03/01/2028*	1,115,000	1,037,315
Aretec Escrow Issuer, Inc.
7.50%, 04/01/2029*	1,525,000	1,250,500
Bread Financial Holdings, Inc.
4.75%, 12/15/2024*	1,605,000	1,401,379
Burford Capital Global Finance LLC
6.25%, 04/15/2028*	1,440,000	1,253,459
Cobra AcquisitionCo LLC
6.38%, 11/01/2029*	2,076,000	1,380,540
Curo Group Holdings Corp.
7.50%, 08/01/2028*	1,176,000	693,840
Enact Holdings, Inc.
6.50%, 08/15/2025*	1,117,000	1,100,357

SunAmerica Series Trust SA PineBridge High-Yield Bond Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Diversified Financial Services (continued)
Enova International, Inc.
8.50%, 09/01/2024 to 09/15/2025*	$1,540,000	$ 1,399,307
goeasy, Ltd.
4.38%, 05/01/2026*	863,000	740,022
LFS Topco LLC
5.88%, 10/15/2026*	1,193,000	932,236
LPL Holdings, Inc.
4.00%, 03/15/2029*	1,114,000	972,288
4.63%, 11/15/2027*	806,000	742,303
NFP Corp.
4.88%, 08/15/2028*	402,000	346,810
Rocket Mtg. LLC/Rocket Mtg. Co-Issuer, Inc.
3.63%, 03/01/2029*	967,000	749,425
		13,999,781
Electric — 2.5%
Atlantica Sustainable Infrastructure PLC
4.13%, 06/15/2028*	202,000	171,195
Calpine Corp.
3.75%, 03/01/2031*	932,000	763,564
5.00%, 02/01/2031*	1,195,000	1,009,683
Clearway Energy Operating LLC
3.75%, 01/15/2032*	401,000	317,692
NRG Energy, Inc.
3.63%, 02/15/2031*	1,455,000	1,157,845
Pattern Energy Operations LP/Pattern Energy Operations, Inc.
4.50%, 08/15/2028*	1,390,000	1,250,045
Vistra Operations Co. LLC
5.00%, 07/31/2027*	1,585,000	1,462,162
		6,132,186
Electrical Components & Equipment — 0.5%
EnerSys
4.38%, 12/15/2027*	1,461,000	1,282,027
Electronics — 1.0%
Imola Merger Corp.
4.75%, 05/15/2029*	1,510,000	1,301,922
TTM Technologies, Inc.
4.00%, 03/01/2029*	1,525,000	1,273,587
		2,575,509
Engineering & Construction — 0.5%
VM Consolidated, Inc.
5.50%, 04/15/2029*	1,498,000	1,307,687
Entertainment — 2.0%
AMC Entertainment Holdings, Inc.
10.00%, 06/15/2026*(1)	1,090,000	577,700
Banijay Entertainment SASU
5.38%, 03/01/2025*	1,321,000	1,224,283
Caesars Entertainment, Inc.
6.25%, 07/01/2025*	1,415,000	1,380,661
SeaWorld Parks & Entertainment, Inc.
5.25%, 08/15/2029*	1,070,000	920,354
8.75%, 05/01/2025*	815,000	834,845
		4,937,843
Security Description	Shares or Principal Amount	Value

Environmental Control — 0.9%
Covanta Holding Corp.
4.88%, 12/01/2029*	$ 449,000	$ 382,301
5.00%, 09/01/2030	853,000	710,400
Harsco Corp.
5.75%, 07/31/2027*	1,456,000	1,033,250
		2,125,951
Food — 3.1%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC
4.63%, 01/15/2027*	910,000	843,306
5.88%, 02/15/2028*	847,000	791,945
C&S Group Enterprises LLC
5.00%, 12/15/2028*	2,424,000	1,791,919
Performance Food Group, Inc.
5.50%, 10/15/2027*	1,335,000	1,261,869
Pilgrim's Pride Corp.
5.88%, 09/30/2027*	1,020,000	996,989
Post Holdings, Inc.
4.50%, 09/15/2031*	1,510,000	1,249,072
Simmons Foods, Inc.
4.63%, 03/01/2029*	987,000	823,585
		7,758,685
Forest Products & Paper — 0.3%
Glatfelter Corp.
4.75%, 11/15/2029*	1,210,000	778,938
Healthcare-Products — 0.4%
Medline Borrower LP
3.88%, 04/01/2029*	1,231,000	1,005,727
Healthcare-Services — 2.8%
CHS/Community Health Systems, Inc.
5.63%, 03/15/2027*	2,028,000	1,616,052
DaVita, Inc.
4.63%, 06/01/2030*	1,461,000	1,139,032
HCA, Inc.
3.50%, 09/01/2030	1,506,000	1,247,570
Legacy LifePoint Health LLC
4.38%, 02/15/2027*	1,412,000	1,113,330
Select Medical Corp.
6.25%, 08/15/2026*	1,849,000	1,762,532
		6,878,516
Home Builders — 0.5%
Mattamy Group Corp.
4.63%, 03/01/2030*	490,000	382,076
5.25%, 12/15/2027*	958,000	818,563
		1,200,639
Insurance — 0.7%
NMI Holdings, Inc.
7.38%, 06/01/2025*	920,000	919,117
Ryan Specialty Group LLC
4.38%, 02/01/2030*	909,000	777,195
		1,696,312
Internet — 2.1%
Cogent Communications Group, Inc.
7.00%, 06/15/2027*	1,670,000	1,585,494
GrubHub Holdings, Inc.
5.50%, 07/01/2027*	1,000,000	670,318

SunAmerica Series Trust SA PineBridge High-Yield Bond Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Internet (continued)
ION Trading Technologies SARL
5.75%, 05/15/2028*	$1,954,000	$ 1,572,149
NortonLifeLock, Inc.
6.75%, 09/30/2027*	437,000	430,792
7.13%, 09/30/2030*	845,000	830,627
		5,089,380
Iron/Steel — 1.5%
ATI, Inc.
4.88%, 10/01/2029	1,080,000	908,090
Cleveland-Cliffs, Inc.
6.25%, 10/01/2040	721,000	555,170
Commercial Metals Co.
3.88%, 02/15/2031	1,210,000	980,100
Mineral Resources, Ltd.
8.13%, 05/01/2027*	1,028,000	1,022,860
8.50%, 05/01/2030*	266,000	261,572
		3,727,792
Leisure Time — 2.6%
Carnival Corp.
5.75%, 03/01/2027*	1,785,000	1,236,978
6.00%, 05/01/2029*	493,000	326,991
7.63%, 03/01/2026*	290,000	218,065
10.50%, 06/01/2030*	620,000	480,500
NCL Corp., Ltd.
3.63%, 12/15/2024*	2,005,000	1,739,753
5.88%, 03/15/2026*	480,000	393,000
7.75%, 02/15/2029*	508,000	404,688
Royal Caribbean Cruises, Ltd.
4.25%, 07/01/2026*	1,657,000	1,317,398
5.50%, 04/01/2028*	319,000	245,630
		6,363,003
Lodging — 1.9%
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, Inc.
4.88%, 07/01/2031*	1,356,000	1,108,530
5.00%, 06/01/2029*	567,000	486,276
Melco Resorts Finance, Ltd.
5.38%, 12/04/2029*	1,526,000	848,456
Travel & Leisure Co.
6.00%, 04/01/2027	1,360,000	1,269,839
Wynn Macau, Ltd.
5.13%, 12/15/2029*	1,830,000	1,107,150
		4,820,251
Media — 7.5%
Altice Financing SA
5.00%, 01/15/2028*	2,470,000	1,952,927
Belo Corp.
7.25%, 09/15/2027	422,000	407,230
7.75%, 06/01/2027	1,477,000	1,441,567
Block Communications, Inc.
4.88%, 03/01/2028*	1,490,000	1,294,855
CCO Holdings LLC/CCO Holdings Capital Corp.
4.50%, 08/15/2030*	1,012,000	821,299
5.00%, 02/01/2028*	1,161,000	1,050,705
5.38%, 06/01/2029*	1,515,000	1,353,471
6.38%, 09/01/2029*	1,745,000	1,607,992
Security Description	Shares or Principal Amount	Value

Media (continued)
CSC Holdings LLC
4.63%, 12/01/2030*	$2,285,000	$ 1,644,680
5.38%, 02/01/2028*	1,199,000	1,106,077
5.75%, 01/15/2030*	810,000	619,650
Paramount Global
6.38%, 03/30/2062	945,000	798,921
Sirius XM Radio, Inc.
4.00%, 07/15/2028*	1,515,000	1,302,411
Univision Communications, Inc.
6.63%, 06/01/2027*	1,805,000	1,782,437
7.38%, 06/30/2030*	424,000	410,220
UPC Broadband Finco BV
4.88%, 07/15/2031*	1,029,000	864,082
		18,458,524
Mining — 1.0%
FMG Resources August 2006 Pty., Ltd.
4.50%, 09/15/2027*	1,409,000	1,260,773
Hudbay Minerals, Inc.
6.13%, 04/01/2029*	1,395,000	1,154,363
		2,415,136
Oil & Gas — 8.0%
Antero Resources Corp.
5.38%, 03/01/2030*	1,670,000	1,543,631
Apache Corp.
4.38%, 10/15/2028	1,275,000	1,139,392
4.75%, 04/15/2043	752,000	564,000
California Resources Corp.
7.13%, 02/01/2026*	1,325,000	1,299,573
Chord Energy Corp.
6.38%, 06/01/2026*	1,214,000	1,185,957
Civitas Resources, Inc.
5.00%, 10/15/2026*	1,206,000	1,110,051
Crescent Energy Finance LLC
7.25%, 05/01/2026*	1,366,000	1,266,706
Earthstone Energy Holdings LLC
8.00%, 04/15/2027*	1,257,000	1,189,235
Hilcorp Energy I LP/Hilcorp Finance Co.
5.75%, 02/01/2029*	640,000	585,600
6.00%, 02/01/2031*	1,308,000	1,186,918
Murphy Oil Corp.
6.38%, 07/15/2028	87,000	85,121
Nabors Industries, Inc.
7.38%, 05/15/2027*	1,069,000	1,050,260
Nabors Industries, Ltd.
7.25%, 01/15/2026*	1,190,000	1,148,350
Occidental Petroleum Corp.
6.38%, 09/01/2028	1,461,000	1,482,855
PBF Holding Co. LLC/PBF Finance Corp.
6.00%, 02/15/2028	1,196,000	1,086,865
Rockcliff Energy II LLC
5.50%, 10/15/2029*	891,000	793,551
Southwestern Energy Co.
5.38%, 02/01/2029 to 03/15/2030	1,971,000	1,831,500
Strathcona Resources, Ltd.
6.88%, 08/01/2026*	1,522,000	1,288,586
		19,838,151

SunAmerica Series Trust SA PineBridge High-Yield Bond Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Oil & Gas Services — 1.3%
Archrock Partners LP/Archrock Partners Finance Corp.
6.25%, 04/01/2028*	$ 281,000	$ 261,302
6.88%, 04/01/2027*	934,000	889,635
USA Compression Partners LP/USA Compression Finance Corp.
6.88%, 04/01/2026	1,371,000	1,315,982
Weatherford International, Ltd.
6.50%, 09/15/2028*	833,000	795,515
		3,262,434
Packaging & Containers — 2.5%
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC
3.25%, 09/01/2028*	921,000	755,132
Ball Corp.
2.88%, 08/15/2030	532,000	413,151
5.25%, 07/01/2025	372,000	367,168
Clydesdale Acquisition Holdings, Inc.
6.63%, 04/15/2029*	1,465,000	1,390,871
Crown Americas LLC
5.25%, 04/01/2030*	1,220,000	1,116,163
LABL, Inc.
5.88%, 11/01/2028*	1,262,000	1,096,249
Silgan Holdings, Inc.
4.13%, 02/01/2028	1,241,000	1,135,515
		6,274,249
Pharmaceuticals — 2.1%
Embecta Corp.
5.00%, 02/15/2030*	1,340,000	1,148,728
Herbalife Nutrition, Ltd./HLF Financing, Inc.
7.88%, 09/01/2025*	626,000	584,374
HLF Financing Sarl LLC/Herbalife International, Inc.
4.88%, 06/01/2029*	1,825,000	1,355,466
Organon & Co./Organon Foreign Debt Co-Issuer BV
4.13%, 04/30/2028*	861,000	758,386
5.13%, 04/30/2031*	1,461,000	1,240,784
		5,087,738
Pipelines — 8.7%
Antero Midstream Partners LP/Antero Midstream Finance Corp.
5.75%, 01/15/2028*	1,461,000	1,376,467
Buckeye Partners LP
4.50%, 03/01/2028*	1,577,000	1,368,047
DCP Midstream Operating LP
5.63%, 07/15/2027	864,000	838,901
6.75%, 09/15/2037*	377,000	363,985
DT Midstream, Inc.
4.38%, 06/15/2031*	809,000	681,582
EQM Midstream Partners LP
5.50%, 07/15/2028	603,000	538,557
7.50%, 06/01/2027 to 06/01/2030*	879,000	857,588
Genesis Energy LP/Genesis Energy Finance Corp.
5.63%, 06/15/2024	1,785,000	1,744,837
6.25%, 05/15/2026	243,000	226,598
Security Description	Shares or Principal Amount	Value

Pipelines (continued)
6.50%, 10/01/2025	$ 900,000	$ 863,025
8.00%, 01/15/2027	848,000	820,898
Harvest Midstream I LP
7.50%, 09/01/2028*	1,978,000	1,896,350
Holly Energy Partners LP/Holly Energy Finance Corp.
5.00%, 02/01/2028*	2,105,000	1,902,489
Howard Midstream Energy Partners LLC
6.75%, 01/15/2027*	1,359,000	1,232,969
ITT Holdings LLC
6.50%, 08/01/2029*	1,855,000	1,490,502
NGL Energy Operating LLC/NGL Energy Finance Corp.
7.50%, 02/01/2026*	1,775,000	1,605,733
NGL Energy Partners LP/NGL Energy Finance Corp.
6.13%, 03/01/2025	1,025,000	799,500
NuStar Logistics LP
5.75%, 10/01/2025	593,000	571,789
6.38%, 10/01/2030	892,000	826,697
Venture Global Calcasieu Pass LLC
3.88%, 08/15/2029*	1,741,000	1,492,907
		21,499,421
Real Estate — 1.1%
Cushman & Wakefield US Borrower LLC
6.75%, 05/15/2028*	1,606,000	1,527,225
Kennedy-Wilson, Inc.
4.75%, 03/01/2029 to 02/01/2030	1,374,000	1,106,391
		2,633,616
REITS — 3.7%
Apollo Commercial Real Estate Finance, Inc.
4.63%, 06/15/2029*	1,550,000	1,220,625
CTR Partnership LP/CareTrust Capital Corp.
3.88%, 06/30/2028*	1,490,000	1,256,722
HAT Holdings I LLC/HAT Holdings II LLC
3.38%, 06/15/2026*	1,744,000	1,417,907
6.00%, 04/15/2025*	240,000	228,799
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
4.25%, 02/01/2027*	1,702,000	1,429,442
Service Properties Trust
3.95%, 01/15/2028	133,000	97,758
4.38%, 02/15/2030	1,043,000	743,138
4.75%, 10/01/2026	715,000	581,125
4.95%, 10/01/2029	345,000	250,262
5.25%, 02/15/2026	702,000	607,230
5.50%, 12/15/2027	130,000	112,112
Starwood Property Trust, Inc.
3.63%, 07/15/2026*	260,000	226,200
4.38%, 01/15/2027*	190,000	167,821
4.75%, 03/15/2025	900,000	843,161
		9,182,302
Retail — 4.6%
Brinker International, Inc.
5.00%, 10/01/2024*	877,000	850,005

SunAmerica Series Trust SA PineBridge High-Yield Bond Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Retail (continued)
Carvana Co.
5.50%, 04/15/2027*	$1,172,000	$ 556,968
5.88%, 10/01/2028*	293,000	134,144
CEC Entertainment LLC
6.75%, 05/01/2026*	1,299,000	1,215,040
Dave & Buster's, Inc.
7.63%, 11/01/2025*	785,000	783,124
eG Global Finance PLC
6.75%, 02/07/2025*	1,667,000	1,500,300
Ferrellgas LP/Ferrellgas Finance Corp.
5.38%, 04/01/2026*	1,525,000	1,383,937
FirstCash, Inc.
4.63%, 09/01/2028*	1,401,000	1,205,754
Ken Garff Automotive LLC
4.88%, 09/15/2028*	1,525,000	1,266,089
LBM Acquisition LLC
6.25%, 01/15/2029*	624,000	436,476
Murphy Oil USA, Inc.
4.75%, 09/15/2029	1,190,000	1,071,000
Park River Holdings, Inc.
6.75%, 08/01/2029*	1,528,000	1,005,009
		11,407,846
Semiconductors — 0.8%
Entegris Escrow Corp.
5.95%, 06/15/2030*	1,380,000	1,259,250
ON Semiconductor Corp.
3.88%, 09/01/2028*	947,000	834,402
		2,093,652
Software — 0.9%
Central Parent, Inc./Central Merger Sub, Inc.
7.25%, 06/15/2029*	895,000	855,450
Helios Software Holdings, Inc./ION Corporate Solutions Finance SARL
4.63%, 05/01/2028*	1,036,000	799,751
Rackspace Technology Global, Inc.
3.50%, 02/15/2028*	1,035,000	683,475
		2,338,676
Telecommunications — 3.0%
Altice France SA
5.13%, 07/15/2029*	1,190,000	896,278
5.50%, 01/15/2028 to 10/15/2029*	2,668,000	2,040,758
Connect Finco SARL/Connect US Finco LLC
6.75%, 10/01/2026*	1,829,000	1,719,260
Iliad Holding SAS
7.00%, 10/15/2028*	1,720,000	1,556,600
Telesat Canada/Telesat LLC
4.88%, 06/01/2027*	1,583,000	696,045
Zayo Group Holdings, Inc.
6.13%, 03/01/2028*	949,000	631,085
		7,540,026
Transportation — 0.6%
Cargo Aircraft Management, Inc.
4.75%, 02/01/2028*	1,750,000	1,560,790
Security Description	Shares or Principal Amount	Value

Trucking&Leasing — 0.6%
AerCap Global Aviation Trust
6.50%, 06/15/2045*	$1,625,000	$ 1,482,812
Total Corporate Bonds & Notes (cost $266,615,954)		231,131,174
LOANS(2)(3)(4) — 0.0%
Internet — 0.0%
RentPath, Inc. FRS
1.61%, (3 ML+0.00%), 05/03/2028†(5)(6) (cost $2,172,385)	2,264,798	0
COMMON STOCKS — 2.7%
Oil Field Machinery & Equipment — 2.7%
Hi-Crush, Inc.†(5)(7) (cost $870,429)	142	6,581,558
Total Long-Term Investment Securities (cost $269,658,768)		237,712,732
SHORT-TERM INVESTMENTS — 1.9%
Unaffiliated Investment Companies — 1.9%
State Street Institutional Liquid Reserves Fund, Premier Class 3.01%(8) (cost $4,817,934)	4,817,400	4,817,882
TOTAL INVESTMENTS (cost $274,476,702)	98.0%	242,530,614
Other assets less liabilities	2.0	4,918,136
NET ASSETS	100.0%	$247,448,750
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA PineBridge High-Yield Bond Portfolio has no right to demand registration of these securities. At October 31, 2022, the aggregate value of these securities was $194,218,955 representing 78.5% of net assets.
†	Non-income producing security
(1)	PIK ("Payment-in-Kind") security -- Income may be paid in additional securities or cash at the discretion of the issuer. The security is currently paying interest in cash at the coupon rate listed.
(2)	All loans in the Portfolio were purchased through assignment agreements unless otherwise indicated.
(3)	The SA PineBridge High-Yield Bond Portfolio invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London Inter-Bank Offer Rate ("LIBOR") or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. The rates shown are the current rates as of October 31, 2022. Senior loans are generally considered to be restrictive in that the SA PineBridge High-Yield Bond Portfolio is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.
(4)	Senior loans in the Portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.
(5)	Securities classified as Level 3 (see Note 1).

SunAmerica Series Trust SA PineBridge High-Yield Bond Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2022— (unaudited) — (continued)

(6)	Company has filed for bankruptcy protection.
(7)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of October 31, 2022, the Portfolio held the following restricted securities:
Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
Hi-Crush, Inc.
	01/29/2021	1	$68,123
	12/22/2021	141	802,306
		142	870,429	$6,581,558	$0.00	2.66%
(8)	The rate shown is the 7-day yield as of October 31, 2022.
3 ML—3 Month USD LIBOR
FRS—Floating Rate Security
The rates shown on FRS and/or VRS are the current interest rates at
October 31, 2022 and unless noted otherwise, the dates shown are the original maturity dates.

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2022 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Corporate Bonds & Notes	$—	$231,131,174	$—	$231,131,174
Loans	—	—	0	0
Common Stocks	—	—	6,581,558	6,581,558
Short-Term Investments	4,817,882	—	—	4,817,882
Total Investments at Value	$4,817,882	$231,131,174	$6,581,558	$242,530,614
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:
	Loans	Common Stocks
Balance as of January 31, 2022	$11,505	$1,998,048
Accrued Discounts	-	-
Accrued Premiums	(10,699)	-
Realized Gain	1,237	-
Realized Loss	-	-
Change in unrealized appreciation (1)	34,100	4,617,615
Change in unrealized depreciation (1)	-	-
Net Purchases	-	-
Net Sales	(36,143)	(34,105)
Transfers into Level 3	-	-
Transfers out of Level 3	-	-
Balance as of October 31, 2022	$0	$6,581,558

SunAmerica Series Trust SA PineBridge High-Yield Bond Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2022— (unaudited) — (continued)

(1) The total change in unrealized appreciation (depreciation) attributable to Level 3 investments still held at October 31, 2022 includes:
Loans	Common Stocks
$34,100	$4,617,615
Any differences between the change in appreciation (depreciation) in the Level 3 reconciliation and the total change in unrealized appreciation (depreciation) is attributable to securities sold/no longer held at October 31, 2022
The following is quantitative information about Level 3 fair value measurements:
Description	Fair Value at October 31, 2022	Valuation Technique(s)	Unobservable Input (1)	Range (weighted average)
Loans	$0	Income Approach	Expected Future Cash Distribution*	$0.00
Common Stocks	$6,581,558	Market Approach	EBITDA Multiple*	4.2x
			Discount for Lack of Marketability	10.0%
			Discount for Uncertainty	20.0%
(1) The significant unobservable inputs regarding the Level 3 securities in the table above are attributable to private securities and include assumptions made from nonpublic financial statements, private transactions, and/or market comparables. For those unobservable inputs indicated with *, a significant increase (decrease) in any of those inputs in isolation may result in a significantly higher (lower) fair value measurement,while the remaining unobservable inputs have an inverse relationship.
See Notes to Portfolio of Investments

SunAmerica Series Trust SA Putnam International Growth and Income Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2022— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 98.0%
Australia — 6.5%
Australia & New Zealand Banking Group, Ltd.	464,237	$ 7,567,737
Qantas Airways, Ltd.†	1,137,120	4,240,516
QBE Insurance Group, Ltd.	738,538	5,766,068
Telstra Group, Ltd.	735,808	1,844,985
		19,419,306
Canada — 3.7%
Magna International, Inc.	60,485	3,370,662
Suncor Energy, Inc.	224,637	7,726,715
		11,097,377
Finland — 0.7%
Fortum Oyj	138,159	1,944,950
France — 15.3%
AXA SA	244,443	6,032,860
BNP Paribas SA	110,706	5,186,341
Cie de Saint-Gobain	72,189	2,949,180
Eurazeo SE	52,336	2,986,367
Sanofi	113,709	9,818,392
TotalEnergies SE	84,681	4,627,840
Veolia Environnement SA	237,160	5,287,822
Vinci SA	93,722	8,612,838
		45,501,640
Germany — 5.6%
Deutsche Post AG	104,583	3,710,611
Deutsche Telekom AG	246,799	4,674,759
LANXESS AG	55,057	1,864,258
Siemens AG	57,499	6,285,706
Siemens Energy AG	23,032	268,917
		16,804,251
Hong Kong — 2.0%
AIA Group, Ltd.	799,600	6,038,338
Ireland — 4.2%
AIB Group PLC	1,804,552	5,216,571
Cairn Homes PLC †	1,857,756	1,798,876
CRH PLC	97,562	3,510,260
Kerry Group PLC, Class A (ISE)	13,670	1,188,062
Kerry Group PLC, Class A (LSE)	9,593	851,814
		12,565,583
Japan — 23.0%
Ajinomoto Co., Inc.	103,700	2,851,272
Asahi Group Holdings, Ltd.	78,300	2,191,737
Hoya Corp.	41,100	3,832,044
ITOCHU Corp.	128,200	3,316,376
KDDI Corp.	79,600	2,350,481
Minebea Mitsumi, Inc.	236,100	3,495,931
Mitsubishi Corp.	284,100	7,696,952
Mitsui Fudosan Co., Ltd.	143,700	2,752,526
Mizuho Financial Group, Inc.	164,890	1,779,313
Nippon Telegraph & Telephone Corp.	271,600	7,476,379
NSK, Ltd.	222,000	1,172,133
ORIX Corp.	227,700	3,334,540
Pan Pacific International Holdings Corp.	165,900	2,716,727
Panasonic Holdings Corp.	309,400	2,213,681
Renesas Electronics Corp.†	345,100	2,890,013
Seven & i Holdings Co., Ltd.	65,600	2,448,877
Security Description	Shares or Principal Amount	Value

Japan (continued)
Sompo Holdings, Inc.	69,300	$ 2,885,240
Sony Group Corp.	46,700	3,162,181
Sumitomo Mitsui Financial Group, Inc.	223,600	6,273,125
Yamaha Motor Co., Ltd.	179,400	3,701,944
		68,541,472
Jersey — 0.9%
Ferguson PLC	25,233	2,749,414
Netherlands — 4.5%
ING Groep NV	909,064	8,929,083
Koninklijke Ahold Delhaize NV	161,895	4,517,954
		13,447,037
Norway — 1.1%
DNB Bank ASA	176,867	3,120,521
Singapore — 1.3%
DBS Group Holdings, Ltd.	156,008	3,766,917
South Korea — 1.5%
Hana Financial Group, Inc.	150,907	4,358,759
Spain — 0.7%
CaixaBank SA	671,878	2,226,336
Switzerland — 1.8%
UBS Group AG	345,149	5,464,755
Taiwan — 1.1%
Lite-On Technology Corp.	1,660,000	3,289,518
United Kingdom — 24.1%
Anglo American PLC	175,650	5,254,441
AstraZeneca PLC	56,987	6,685,742
BAE Systems PLC	321,861	3,006,032
BP PLC	1,252,982	6,951,223
Coca-Cola Europacific Partners PLC	89,619	4,216,574
Compass Group PLC	117,081	2,465,840
HSBC Holdings PLC	1,330,130	6,822,582
Imperial Brands PLC	153,113	3,727,635
JD Sports Fashion PLC	2,231,662	2,489,490
Prudential PLC	351,566	3,262,966
Quilter PLC*	1,662,004	1,842,325
Rio Tinto PLC	72,928	3,794,465
Shell PLC	335,948	9,311,840
SSE PLC	229,398	4,095,254
Unilever PLC	74,685	3,409,305
Vodafone Group PLC	3,743,053	4,361,984
		71,697,698
Total Long-Term Investment Securities (cost $315,647,180)		292,033,872
SHORT-TERM INVESTMENTS — 2.1%
Sovereign — 1.9%
Federal Home Loan Bank 2.70%, 11/01/2022	$5,805,000	5,805,000
U.S. Government — 0.2%
United States Treasury Bills
3.04%, 11/25/2022	100,000	99,782

SunAmerica Series Trust SA Putnam International Growth and Income Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS (continued)
U.S. Government (continued)
3.41%, 12/06/2022	$ 200,000	$ 199,316
3.43%, 12/06/2022	200,000	199,316
		498,414
Total Short-Term Investments (cost $6,303,467)		6,303,414
TOTAL INVESTMENTS (cost $321,950,647)	100.1%	298,337,286
Other assets less liabilities	(0.1)	(400,536)
NET ASSETS	100.0%	$297,936,750
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA Putnam International Growth and Income Portfolio has no right to demand registration of these securities. At October 31, 2022, the aggregate value of these securities was $1,842,325 representing 0.6% of net assets.
ISE—Irish Stock Exchange
LSE—London Stock Exchange

Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Bank of America, N.A.	CAD	4,183,400	USD	3,064,898	01/18/2023	$ —	$ (9,079)
	TWD	51,628,200	USD	1,726,696	11/16/2022	126,878	—
	USD	1,360,547	AUD	2,098,800	01/18/2023	—	(14,526)
	USD	2,146,200	CHF	2,045,500	12/21/2022	—	(91,190)
	USD	1,792,194	EUR	1,771,100	12/21/2022	—	(34,751)
	USD	972,931	HKD	7,620,200	11/16/2022	—	(1,885)
	USD	759,363	JPY	98,462,800	11/16/2022	—	(96,162)
						126,878	(247,593)
Barclays Bank PLC	GBP	2,113,100	USD	2,449,093	12/21/2022	21,650	—
	TWD	41,469,000	USD	1,388,827	11/16/2022	103,816	—
	USD	649,252	ILS	2,274,700	01/18/2023	—	(1,101)
	USD	523,634	SEK	5,471,100	12/21/2022	—	(26,059)
						125,466	(27,160)
Citibank, N.A.	CAD	2,250,900	USD	1,648,563	01/18/2023	—	(5,406)
	CHF	1,016,400	USD	1,029,786	12/21/2022	8,661	—
	USD	1,393,933	AUD	2,150,600	01/18/2023	—	(14,691)
	USD	2,399,768	CHF	2,291,500	12/21/2022	—	(97,615)
	USD	1,980,557	DKK	14,441,700	12/21/2022	—	(55,458)
						8,661	(173,170)
Goldman Sachs International	GBP	4,590,600	USD	5,319,725	12/21/2022	46,229	—
	JPY	1,193,873,800	USD	8,047,920	11/16/2022	6,522	—
	USD	544,361	AUD	839,200	01/18/2023	—	(6,158)
	USD	738,778	ILS	2,590,600	01/18/2023	—	(616)
	USD	3,663,902	KRW	5,236,449,300	11/16/2022	4,653	—
	USD	704,727	NOK	6,921,500	12/21/2022	—	(37,813)
						57,404	(44,587)
HSBC Bank PLC	CAD	37,800	USD	27,695	01/18/2023	—	(80)
	GBP	695,000	USD	805,477	12/21/2022	7,089	—
	USD	1,092,129	CHF	1,041,100	12/21/2022	—	(46,189)
	USD	2,208,059	EUR	2,181,700	12/21/2022	—	(43,182)
						7,089	(89,451)
JPMorgan Chase Bank, N.A.	GBP	693,200	USD	803,329	12/21/2022	7,009	—
	KRW	11,671,867,100	USD	8,886,501	11/16/2022	709,416	—

SunAmerica Series Trust SA Putnam International Growth and Income Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2022— (unaudited) — (continued)

Forward Foreign Currency Contracts — (continued)
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
	USD	742,604	KRW	1,044,093,500	11/16/2022	$ —	$ (11,133)
	USD	505,229	NZD	890,000	01/18/2023	12,830	—
	USD	1,085,566	SGD	1,495,900	11/16/2022	—	(28,750)
						729,255	(39,883)
Morgan Stanley & Co. International PLC	CAD	1,623,700	USD	1,189,492	01/18/2023	—	(3,609)
	EUR	6,691,900	USD	6,684,398	12/21/2022	44,098	—
	USD	2,612,023	CAD	3,615,500	01/18/2023	44,659	—
	USD	2,435,704	CHF	2,355,400	12/21/2022	—	(69,354)
	USD	1,646,554	EUR	1,627,400	12/21/2022	—	(31,703)
	USD	5,799,729	JPY	754,957,500	11/16/2022	—	(714,674)
						88,757	(819,340)
Natwest Markets PLC	USD	7,970,919	CHF	7,598,000	12/21/2022	—	(337,598)
	USD	1,869,036	SEK	19,514,800	12/21/2022	—	(94,242)
						—	(431,840)
State Street Bank & Trust Company	AUD	1,165,800	USD	734,150	01/18/2023	—	(13,511)
	CAD	3,912,700	USD	2,866,768	01/18/2023	—	(8,297)
	GBP	2,534,400	USD	2,937,522	12/21/2022	26,105	—
	JPY	183,880,400	USD	1,377,609	11/16/2022	139,073	—
	USD	920,283	AUD	1,418,800	01/18/2023	—	(10,366)
	USD	5,797,979	GBP	5,009,300	12/21/2022	—	(43,498)
	USD	1,009,347	ILS	3,531,300	01/18/2023	—	(3,142)
	USD	1,047,657	JPY	135,846,600	11/16/2022	—	(132,656)
	USD	2,685,672	SEK	28,059,900	12/21/2022	—	(133,735)
						165,178	(345,205)
Toronto Dominion Bank	CAD	938,400	USD	694,221	01/18/2023	4,681	—
	USD	618,258	AUD	954,000	01/18/2023	—	(6,430)
	USD	1,391,608	SEK	14,531,000	12/21/2022	—	(70,071)
						4,681	(76,501)
UBS AG	CAD	3,540,000	USD	2,592,970	01/18/2023	—	(8,235)
	USD	1,184,726	EUR	1,172,300	12/21/2022	—	(21,466)
	USD	538,717	HKD	4,220,200	11/16/2022	—	(935)
						—	(30,636)
Westpac Banking Corp.	CAD	1,632,300	USD	1,195,906	01/18/2023	—	(3,514)
	USD	846,359	EUR	836,800	12/21/2022	—	(16,011)
						—	(19,525)
Unrealized Appreciation (Depreciation)						$1,313,369	$(2,344,891)
AUD—Australian Dollar
CAD—Canadian Dollar
CHF—Swiss Franc
DKK—Danish Krone
EUR—Euro Currency
GBP—British Pound
HKD—Hong Kong Dollar
ILS—Israeli New Sheqel
JPY—Japanese Yen
KRW—South Korean Won
NOK—Norwegian Krone
NZD—New Zealand Dollar
SEK—Swedish Krona
SGD—Singapore Dollar
TWD—New Taiwan Dollar
USD—United States Dollar

Industry Allocation*
Banks	20.4%
Oil & Gas	9.6
Insurance	8.0
Telecommunications	7.0
Pharmaceuticals	5.5
Distribution/Wholesale	4.6
Food	4.0
Mining	3.1

SunAmerica Series Trust SA Putnam International Growth and Income Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2022— (unaudited) — (continued)

Industry Allocation* (continued)
Home Furnishings	2.9%
Engineering & Construction	2.9
Electronics	2.5
Building Materials	2.2
Beverages	2.1
Short-Term Investments	2.1
Miscellaneous Manufacturing	2.1
Electric	2.1
Water	1.8
Retail	1.7
Diversified Financial Services	1.7
Airlines	1.4
Agriculture	1.3
Transportation	1.2
Leisure Time	1.2
Cosmetics/Personal Care	1.2
Auto Parts & Equipment	1.1
Aerospace/Defense	1.0
Private Equity	1.0
Semiconductors	1.0
Real Estate	0.9
Food Service	0.8
Chemicals	0.6
Home Builders	0.6
Metal Fabricate/Hardware	0.4
Machinery-Construction & Mining	0.1
100.1%
*	Calculated as a percentage of net assets
The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2022 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Australia	$1,844,985	$17,574,321	$—	$19,419,306
Canada	11,097,377	—	—	11,097,377
United Kingdom	4,216,574	67,481,124	—	71,697,698
Other Countries	—	189,819,491	—	189,819,491
Short-Term Investments	—	6,303,414	—	6,303,414
Total Investments at Value	$17,158,936	$281,178,350	$—	$298,337,286
Other Financial Instruments:†
Forward Foreign Currency Contracts	$—	$1,313,369	$—	$1,313,369
LIABILITIES:
Other Financial Instruments:†
Forward Foreign Currency Contracts	$—	$2,344,891	$—	$2,344,891
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Portfolio of Investments

SunAmerica Series Trust SA Schroders VCP Global Allocation Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2022— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 43.7%
Australia — 0.3%
Allkem, Ltd.†	10,042	$ 91,868
Aristocrat Leisure, Ltd.	1,166	27,515
Australia & New Zealand Banking Group, Ltd.	2,084	33,972
BHP Group, Ltd. (ASX)	14,539	348,119
BHP Group, Ltd. (LSE)	2,965	70,606
Commonwealth Bank of Australia	858	57,273
CSL, Ltd.	255	45,699
Endeavour Group, Ltd.	1,510	6,896
Fortescue Metals Group, Ltd.	9,476	88,429
IGO, Ltd.	3,223	31,208
Iluka Resources, Ltd.	3,957	21,827
Lynas Rare Earths, Ltd.†	2,723	14,378
Macquarie Group, Ltd.	320	34,497
Mineral Resources, Ltd.	1,879	87,086
National Australia Bank, Ltd.	2,201	45,518
Pilbara Minerals, Ltd.†	13,032	42,175
Rio Tinto, Ltd.	2,975	166,675
Vicinity, Ltd.	21,657	26,942
Wesfarmers, Ltd.	1,190	34,466
Westpac Banking Corp.	2,178	33,494
WiseTech Global, Ltd.	1,289	47,695
Woodside Energy Group, Ltd.	8,407	194,765
Woolworths Group, Ltd.	849	17,905
		1,569,008
Austria — 0.2%
Erste Group Bank AG	29,270	721,084
OMV AG	1,519	69,937
		791,021
Belgium — 0.0%
Ageas SA/NV	1,330	45,996
Anheuser-Busch InBev SA NV	556	27,849
KBC Group NV	831	41,587
Solvay SA, Class A	377	33,938
		149,370
Bermuda — 0.1%
Arch Capital Group, Ltd.†	1,334	76,705
Assured Guaranty, Ltd.	612	36,224
Axis Capital Holdings, Ltd.	535	29,249
Essent Group, Ltd.	1,168	46,229
Everest Re Group, Ltd.	308	99,379
RenaissanceRe Holdings, Ltd.	383	59,243
Triton International, Ltd.	586	35,564
		382,593
Brazil — 0.2%
B3 SA - Brasil Bolsa Balcao	253,174	737,148
Engie Brasil Energia SA	3,800	29,588
		766,736
Canada — 1.3%
Advantage Energy, Ltd.†	4,498	34,007
Agnico Eagle Mines, Ltd.	328	14,429
ARC Resources, Ltd.	4,206	59,215
B2Gold Corp.	6,140	18,749
Bank of Montreal	3,810	350,950
Bank of Nova Scotia	706	34,125
Barrick Gold Corp.	1,217	18,304
BCE, Inc.	4,724	213,080
Security Description	Shares or Principal Amount	Value

Canada (continued)
BlackBerry, Ltd.†	1,704	$ 7,917
Brookfield Asset Management, Inc., Class A	944	37,383
Canadian National Railway Co.	11,143	1,320,131
Canadian Natural Resources, Ltd.	4,199	251,845
Canadian Pacific Railway, Ltd.	2,069	154,239
Constellation Software, Inc.	102	147,487
Dollarama, Inc.	5,166	306,961
Enbridge, Inc.	1,290	50,261
Fairfax Financial Holdings, Ltd.	136	66,794
Franco-Nevada Corp.	163	20,140
Keyera Corp.	1,039	22,270
Manulife Financial Corp.	10,030	166,240
National Bank of Canada	2,643	179,957
Nutrien, Ltd.	1,971	166,537
Royal Bank of Canada	4,132	382,309
Shopify, Inc., Class A†	459	15,737
Suncor Energy, Inc.	5,878	202,182
TC Energy Corp.	750	32,943
TFI International, Inc.	58	5,105
Toromont Industries, Ltd.	2,058	158,162
Toronto-Dominion Bank	21,430	1,371,514
Tourmaline Oil Corp.	734	41,356
Vermilion Energy, Inc.	929	21,678
		5,872,007
Cayman Islands — 0.3%
Alibaba Group Holding, Ltd.†	86,200	686,279
CK Asset Holdings, Ltd.	4,500	24,887
Tencent Holdings, Ltd.	28,300	742,585
		1,453,751
Chile — 0.0%
Sociedad Quimica y Minera de Chile SA ADR	991	92,837
Curacao — 0.2%
Schlumberger, Ltd.	12,780	664,943
Czech Republic — 0.0%
CEZ AS	948	31,003
Denmark — 0.3%
AP Moller - Maersk A/S, Series B	20	41,760
Chr. Hansen Holding A/S	159	8,819
DSV A/S	250	33,792
Novo Nordisk A/S, Class B	5,062	550,114
Novozymes A/S, Class B	407	21,351
Orsted A/S*	198	16,315
Pandora A/S	609	32,034
Vestas Wind Systems A/S	42,977	844,683
		1,548,868
Finland — 0.0%
Kesko Oyj, Class B	494	9,610
Neste Oyj	304	13,309
Nokia Oyj	4,479	19,885
Nordea Bank Abp	2,480	23,701
UPM-Kymmene Oyj	885	29,633
		96,138
France — 1.5%
Air Liquide SA	2,062	269,336
AXA SA	1,879	46,374
BNP Paribas SA	3,190	149,445

SunAmerica Series Trust SA Schroders VCP Global Allocation Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
France (continued)
Carrefour SA	46,862	$ 753,772
Cie de Saint-Gobain	1,041	42,529
Danone SA	430	21,379
Edenred	2,649	135,928
Engie SA	12,194	158,394
Eramet SA	142	9,298
EssilorLuxottica SA	199	31,522
Hermes International	154	199,446
Kering SA	43	19,683
Legrand SA	10,756	819,064
L'Oreal SA	823	258,392
LVMH Moet Hennessy Louis Vuitton SE	723	456,123
Pernod Ricard SA	1,715	300,892
Rexel SA	2,026	36,204
Safran SA	271	30,131
Sanofi	15,311	1,322,054
Sartorius Stedim Biotech	89	28,238
Schneider Electric SE	9,141	1,156,838
Societe Generale SA	3,858	88,432
TotalEnergies SE	7,073	386,541
Vinci SA	483	44,387
		6,764,402
Germany — 1.2%
adidas AG	86	8,412
Allianz SE	261	46,990
BASF SE	709	31,827
Bayer AG	447	23,515
Bayerische Motoren Werke AG	12,793	1,005,345
Daimler Truck Holding AG†	666	17,771
Delivery Hero SE*†	210	6,921
Deutsche Bank AG	1,112	10,615
Deutsche Telekom AG	2,224	42,126
Dr. Ing. h.c. F. Porsche AG (Preference Shares)†	10,474	1,071,321
E.ON SE	1,726	14,461
HelloFresh SE†	266	5,326
Henkel AG & Co. KGaA (Preference Shares)	381	24,015
Infineon Technologies AG	34,187	832,348
Mercedes-Benz Group AG	519	30,056
Muenchener Rueckversicherungs-Gesellschaft AG	95	25,099
RWE AG	752	28,984
SAP SE	12,983	1,253,502
Sartorius AG (Preference Shares)	44	15,529
Siemens AG	10,129	1,107,287
Siemens Energy AG	498	5,815
Volkswagen AG (Preference Shares)	242	30,932
Vonovia SE	308	6,818
		5,645,015
Guernsey — 0.1%
Amdocs, Ltd.	3,478	300,186
Hong Kong — 0.3%
AIA Group, Ltd.	160,600	1,212,803
Galaxy Entertainment Group, Ltd.	3,000	13,670
Hong Kong & China Gas Co., Ltd.	16,735	12,904
Security Description	Shares or Principal Amount	Value

Hong Kong (continued)
Hong Kong Exchanges & Clearing, Ltd.	900	$ 23,895
Techtronic Industries Co., Ltd.	1,000	9,433
		1,272,705
India — 0.3%
HDFC Bank, Ltd. ADR	19,946	1,242,835
Infosys, Ltd. ADR	3,614	67,690
		1,310,525
Indonesia — 0.0%
Telkom Indonesia Persero Tbk PT	362,200	102,148
Ireland — 0.5%
Accenture PLC, Class A	3,226	915,862
Allegion PLC	1,347	141,125
Aon PLC, Class A	1,376	387,330
CRH PLC	842	30,295
Eaton Corp. PLC	344	51,624
Horizon Therapeutics PLC†	1,173	73,101
James Hardie Industries PLC CDI	658	14,456
Linde PLC	248	73,743
Medtronic PLC	2,186	190,925
Seagate Technology Holdings PLC	576	28,604
Smurfit Kappa Group PLC	680	22,498
Trane Technologies PLC	1,750	279,353
Willis Towers Watson PLC	273	59,571
		2,268,487
Israel — 0.1%
Check Point Software Technologies, Ltd.†	1,188	153,525
ICL Group, Ltd.	3,607	32,443
NICE, Ltd. ADR†	74	14,052
Plus500, Ltd.	2,026	41,885
		241,905
Italy — 0.3%
Enel SpA	4,921	22,006
Eni SpA	15,075	198,381
FinecoBank Banca Fineco SpA	63,134	852,629
Intesa Sanpaolo SpA	14,923	28,495
Italgas SpA	6,101	31,474
Moncler SpA	5,003	216,028
Telecom Italia SpA†	37,774	7,406
Terna - Rete Elettrica Nazionale SpA	16,545	109,788
UniCredit SpA	1,509	18,742
		1,484,949
Japan — 2.0%
AGC, Inc.	900	28,220
Aisin Corp.	1,400	35,896
Ajinomoto Co., Inc.	2,100	57,740
Astellas Pharma, Inc.	23,700	326,030
BayCurrent Consulting, Inc.	1,000	28,155
Bridgestone Corp.	36,200	1,304,613
Chugai Pharmaceutical Co., Ltd.	600	13,912
Daiichi Sankyo Co., Ltd.	800	25,652
Daikin Industries, Ltd.	300	45,121
Daiwa House REIT Investment Corp.	18	36,312
Dexerials Corp.	1,000	23,249
Dowa Holdings Co., Ltd.	500	15,812
Eisai Co., Ltd.	100	6,031
FANUC Corp.	200	26,286
Fujitsu, Ltd.	100	11,508

SunAmerica Series Trust SA Schroders VCP Global Allocation Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Hitachi, Ltd.	700	$ 31,708
Honda Motor Co., Ltd.	6,900	156,436
Hoya Corp.	300	27,971
Inpex Corp.	22,900	233,934
Isuzu Motors, Ltd.	6,000	70,332
ITOCHU Corp.	3,400	87,954
Itochu Techno-Solutions Corp.	1,700	39,378
Kajima Corp.	3,800	35,777
Kao Corp.	500	18,764
KDDI Corp.	36,300	1,071,890
Keyence Corp.	2,300	866,817
Koei Tecmo Holdings Co., Ltd.	1,000	15,109
Komatsu, Ltd.	1,600	30,625
Marubeni Corp.	12,800	112,088
Mazda Motor Corp.	7,600	51,231
Mitsubishi Gas Chemical Co., Inc.	2,100	26,703
Mitsubishi Motors Corp.†	9,800	32,928
Mitsubishi UFJ Financial Group, Inc.	10,700	50,724
Mitsui & Co., Ltd.	2,500	55,329
Mitsui Fudosan Co., Ltd.	1,200	22,986
Mizuho Financial Group, Inc.	3,100	33,452
MonotaRO Co., Ltd.	4,400	67,052
Murata Manufacturing Co., Ltd.	400	19,623
NGK Insulators, Ltd.	2,500	29,121
NGK Spark Plug Co., Ltd.	2,700	49,185
Nidec Corp.	400	22,057
Nintendo Co., Ltd.	1,000	40,750
Nippon Building Fund, Inc.	8	35,599
Nippon Prologis REIT, Inc.	16	33,512
Nippon Telegraph & Telephone Corp.	8,400	231,228
Nippon Yusen KK	3,300	59,790
Nomura Holdings, Inc.	5,200	16,863
Nomura Research Institute, Ltd.	1,700	37,668
Obayashi Corp.	5,000	32,053
OBIC Co., Ltd.	400	59,996
Odakyu Electric Railway Co., Ltd.	1,200	14,247
Olympus Corp.	1,000	21,100
Ono Pharmaceutical Co., Ltd.	8,700	204,489
Oracle Corp. Japan	600	32,004
Oriental Land Co., Ltd.	200	26,769
Osaka Gas Co., Ltd.	2,600	38,331
Recruit Holdings Co., Ltd.	35,000	1,074,229
Renesas Electronics Corp.†	3,200	26,798
Secom Co., Ltd.	600	34,185
Sekisui Chemical Co., Ltd.	2,700	33,671
Seven & i Holdings Co., Ltd.	600	22,398
Shimano, Inc.	100	15,506
Shin-Etsu Chemical Co., Ltd.	300	31,326
Shiseido Co., Ltd.	300	10,394
SMC Corp.	2,000	805,079
SoftBank Group Corp.	700	30,104
Sony Group Corp.	700	47,399
Subaru Corp.	2,800	43,574
Sumitomo Corp.	2,000	25,480
Sumitomo Heavy Industries, Ltd.	1,200	22,715
Sumitomo Mitsui Financial Group, Inc.	4,200	117,831
Suzuki Motor Corp.	300	10,122
Sysmex Corp.	200	10,789
Taisei Corp.	1,100	29,946
Takeda Pharmaceutical Co., Ltd.	1,100	29,142
TechnoPro Holdings, Inc.	1,000	23,737
Security Description	Shares or Principal Amount	Value

Japan (continued)
Tokyo Electron, Ltd.	300	$ 79,339
Tokyo Seimitsu Co., Ltd.	700	21,054
Tosoh Corp.	2,100	22,854
Toyota Motor Corp.	21,200	294,058
Toyota Tsusho Corp.	1,300	43,650
USS Co., Ltd.	2,400	36,173
Visional, Inc.†	200	13,627
Yamaha Motor Co., Ltd.	2,800	57,778
Yokogawa Electric Corp.	1,000	16,740
		9,157,808
Jersey — 0.0%
Aptiv PLC†	220	20,036
Experian PLC	498	15,829
Ferguson PLC	204	22,228
Glencore PLC	6,685	38,208
Man Group PLC	15,717	39,029
		135,330
Malaysia — 0.0%
Heineken Malaysia Bhd	1,300	6,352
Mexico — 0.0%
Bolsa Mexicana de Valores SAB de CV	8,559	15,517
GMexico Transportes SAB de CV*	21,900	40,345
Grupo Aeroportuario del Pacifico SAB de CV ADR	286	44,347
		100,209
Netherlands — 0.6%
Aegon NV	11,606	53,663
Airbus SE	341	36,928
Alfen Beheer BV*†	210	22,292
AMG Advanced Metallurgical Group NV	877	27,394
Argenx SE (BSE)†	51	19,841
ASML Holding NV	2,715	1,279,899
ASR Nederland NV	2,503	110,191
BE Semiconductor Industries NV	779	39,737
Ferrari NV	1,359	268,183
ING Groep NV	11,142	109,440
Just Eat Takeaway.com NV *†	586	10,034
Koninklijke Ahold Delhaize NV	883	24,642
Koninklijke KPN NV	52,572	147,066
Koninklijke Philips NV	842	10,661
NN Group NV	1,460	61,766
NXP Semiconductors NV	196	28,632
Prosus NV	487	21,195
Stellantis NV	8,441	113,957
Wolters Kluwer NV	2,330	247,647
		2,633,168
New Zealand — 0.0%
Spark New Zealand, Ltd.	12,332	36,676
Norway — 0.3%
Aker BP ASA	2,869	91,049
Equinor ASA	37,051	1,349,645
Norsk Hydro ASA	2,771	17,552
Yara International ASA	1,925	85,833
		1,544,079
Portugal — 0.0%
EDP - Energias de Portugal SA	14,769	64,523

SunAmerica Series Trust SA Schroders VCP Global Allocation Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Puerto Rico — 0.0%
EVERTEC, Inc.	1,158	$ 41,468
Singapore — 0.1%
DBS Group Holdings, Ltd.	8,700	210,067
Oversea-Chinese Banking Corp., Ltd.	23,800	203,817
Venture Corp., Ltd.	3,400	38,324
		452,208
South Africa — 0.0%
Impala Platinum Holdings, Ltd.	2,691	27,565
South Korea — 0.3%
Kia Corp.	728	33,814
KT Corp.	1,211	31,079
Samsung Electronics Co., Ltd.	34,737	1,444,486
		1,509,379
Spain — 0.3%
Amadeus IT Group SA†	378	19,677
Banco Bilbao Vizcaya Argentaria SA	20,726	106,507
Banco Santander SA	11,353	29,370
Cellnex Telecom SA*	428	13,987
Iberdrola SA	95,749	972,639
Industria de Diseno Textil SA	836	18,935
Red Electrica Corp. SA	7,583	122,555
Repsol SA	11,394	155,021
		1,438,691
Sweden — 0.4%
Assa Abloy AB, Class B	1,081	21,812
Atlas Copco AB, Class A	10,274	109,689
Boliden AB	2,536	73,758
Epiroc AB, Class A	3,277	50,106
Essity AB, Class B	922	19,478
Evolution AB*	1,933	180,666
Hennes & Mauritz AB, Class B	441	4,437
Nibe Industrier AB, Class B	21,255	169,378
Sagax AB, Class B	661	12,178
Skandinaviska Enskilda Banken AB, Class A	15,201	160,238
Svenska Handelsbanken AB, Class A	100,585	934,273
Swedbank AB, Class A	1,532	22,826
Swedish Match AB	2,080	21,401
Telefonaktiebolaget LM Ericsson, Class B	1,849	10,273
Volvo AB, Class B	1,552	25,377
		1,815,890
Switzerland — 1.8%
ABB, Ltd.	1,656	45,972
Bachem Holding AG	170	12,189
Chocoladefabriken Lindt & Spruengli AG (Participation Certificate)	89	854,184
Chubb, Ltd.	1,894	407,002
Cie Financiere Richemont SA	326	31,885
Credit Suisse Group AG	3,723	15,314
Givaudan SA	11	32,810
Julius Baer Group, Ltd.	1,093	52,439
Lonza Group AG	1,878	965,458
Nestle SA	20,544	2,236,037
Novartis AG	6,083	493,031
Roche Holding AG (NES)	6,461	2,147,320
Sika AG	2,534	570,470
Security Description	Shares or Principal Amount	Value

Switzerland (continued)
UBS Group AG	16,479	$ 260,913
Zurich Insurance Group AG	140	59,693
		8,184,717
Taiwan — 0.3%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	22,915	1,410,418
United Kingdom — 3.3%
Anglo American PLC	924	27,641
Ashtead Group PLC	543	28,258
AstraZeneca PLC	15,358	1,801,808
Auto Trader Group PLC*	7,202	43,038
Aviva PLC	8,875	42,512
BAE Systems PLC	2,129	19,884
Barclays PLC	68,779	117,100
BP PLC	68,912	382,306
British American Tobacco PLC	1,060	41,876
Britvic PLC	3,823	31,883
Bunzl PLC	25,940	844,390
Burberry Group PLC	42,979	894,583
Centrica PLC	78,930	69,379
Compass Group PLC	944	19,882
Diageo PLC	38,538	1,588,770
Drax Group PLC	6,256	37,344
GSK PLC	58,568	959,735
Haleon PLC†	4,419	13,572
Harbour Energy PLC	7,522	32,656
Hargreaves Lansdown PLC	2,868	25,070
HSBC Holdings PLC (OTC US)	13,600	69,782
HSBC Holdings PLC (SEHK)	51,447	263,885
IG Group Holdings PLC	8,832	80,532
Imperial Brands PLC	803	19,550
Liberty Global PLC, Class A†	1,246	21,008
Lloyds Banking Group PLC	219,215	105,507
London Stock Exchange Group PLC	178	15,434
National Grid PLC	61,629	670,564
NatWest Group PLC	34,294	92,094
Prudential PLC	1,474	13,681
Reckitt Benckiser Group PLC	20,877	1,383,132
RELX PLC	49,737	1,336,943
Rio Tinto PLC	5,100	265,354
Severn Trent PLC	2,262	64,902
Shell PLC (LSE)	21,857	605,834
Shell PLC (XAMS)	58,517	1,620,130
Standard Chartered PLC	18,907	112,793
Tesco PLC	345,223	851,013
Tronox Holdings PLC	860	10,320
Unilever PLC	5,287	240,489
United Utilities Group PLC	6,026	64,929
Vodafone Group PLC	12,617	14,703
		14,944,266
United States — 27.1%
3M Co.	4,055	510,078
Abbott Laboratories	3,454	341,739
AbbVie, Inc.	4,600	673,440
Activision Blizzard, Inc.	352	25,626
Adobe, Inc.†	2,233	711,210
Advanced Micro Devices, Inc.†	9,969	598,738
Aflac, Inc.	1,203	78,327
AGCO Corp.	225	27,938
Agilent Technologies, Inc.	870	120,364

SunAmerica Series Trust SA Schroders VCP Global Allocation Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United States (continued)
Air Products and Chemicals, Inc.	1,362	$ 341,045
Airbnb, Inc., Class A†	1,411	150,850
Albemarle Corp.	339	94,876
Align Technology, Inc.†	45	8,744
Allison Transmission Holdings, Inc.	1,293	54,629
Allstate Corp.	182	22,978
Alnylam Pharmaceuticals, Inc.†	108	22,384
Alphabet, Inc., Class A†	40,639	3,840,792
Alphabet, Inc., Class C†	15,125	1,431,732
Altria Group, Inc.	857	39,653
Amazon.com, Inc.†	30,596	3,134,254
AMC Entertainment Holdings, Inc., Class A†	274	1,825
American Express Co.	4,144	615,177
American Tower Corp.	1,768	366,312
American Water Works Co., Inc.	1,639	238,212
Ameriprise Financial, Inc.	424	131,067
AMETEK, Inc.	2,729	353,842
Amgen, Inc.	2,039	551,244
Amphenol Corp., Class A	4,081	309,462
Analog Devices, Inc.	1,540	219,635
Apple, Inc.	45,409	6,963,016
Applied Materials, Inc.	2,257	199,271
ArcBest Corp.	282	22,399
Archer-Daniels-Midland Co.	3,550	344,279
Arista Networks, Inc.†	1,335	161,348
Artisan Partners Asset Management, Inc., Class A	780	22,238
AT&T, Inc.	27,350	498,590
ATI, Inc.†	1,881	55,979
Atkore, Inc.†	1,010	96,253
Autodesk, Inc.†	146	31,288
Automatic Data Processing, Inc.	1,956	472,765
AutoZone, Inc.†	83	210,229
Axcelis Technologies, Inc.†	315	18,270
Bank of America Corp.	18,703	674,056
Bank of New York Mellon Corp.	4,683	197,201
Bank OZK	1,091	46,891
Baxter International, Inc.	271	14,729
Becton Dickinson and Co.	181	42,711
Berkshire Hathaway, Inc., Class B†	1,248	368,272
Bill.com Holdings, Inc.†	96	12,803
Biogen, Inc.†	74	20,975
Bio-Techne Corp.	170	50,364
BlackRock, Inc.	599	386,900
Blackstone, Inc.	369	33,631
Block, Inc.†	226	13,576
Boeing Co.†	278	39,618
Boise Cascade Co.	580	38,727
Booking Holdings, Inc.†	1,084	2,026,516
Boston Scientific Corp.†	10,911	470,373
Bristol-Myers Squibb Co.	20,296	1,572,331
Broadcom, Inc.	1,078	506,789
Brown-Forman Corp., Class B	2,606	177,208
Cadence Design Systems, Inc.†	2,854	432,067
Caesars Entertainment, Inc.†	345	15,087
Capital One Financial Corp.	378	40,076
Caterpillar, Inc.	2,625	568,207
Celanese Corp.	273	26,241
Centene Corp.†	396	33,711
CF Industries Holdings, Inc.	314	33,366
Security Description	Shares or Principal Amount	Value

United States (continued)
Charles Schwab Corp.	12,694	$ 1,011,331
Charter Communications, Inc., Class A†	71	26,101
Chemours Co.	1,670	47,812
Chevron Corp.	2,861	517,555
Chipotle Mexican Grill, Inc.†	17	25,472
Choice Hotels International, Inc.	287	37,264
Cigna Corp.	2,256	728,823
Cintas Corp.	92	39,335
Cisco Systems, Inc.	11,440	519,719
Citigroup, Inc.	4,911	225,218
Clorox Co.	123	17,963
Cloudflare, Inc., Class A†	1,002	56,433
CME Group, Inc.	190	32,927
Coca-Cola Co.	13,019	779,187
Cognizant Technology Solutions Corp., Class A	283	17,617
Colgate-Palmolive Co.	5,423	400,434
Comcast Corp., Class A	14,003	444,455
Conagra Brands, Inc.	500	18,350
ConocoPhillips	15,275	1,926,025
Constellation Energy Corp.	345	32,616
Corning, Inc.	1,040	33,457
Corteva, Inc.	15,603	1,019,500
CoStar Group, Inc.†	363	30,027
Costco Wholesale Corp.	1,977	991,465
Coterra Energy, Inc.	33,971	1,057,517
Crocs, Inc.†	891	63,038
Crowdstrike Holdings, Inc., Class A†	2,841	457,969
Crown Castle, Inc.	193	25,719
CSX Corp.	2,419	70,296
CVS Health Corp.	2,496	236,371
D.R. Horton, Inc.	340	26,139
Danaher Corp.	3,738	940,742
Darling Ingredients, Inc.†	851	66,786
Datadog, Inc., Class A†	1,489	119,879
Deckers Outdoor Corp.†	933	326,485
Deere & Co.	1,585	627,375
Devon Energy Corp.	1,534	118,655
DexCom, Inc.†	2,078	250,981
Digital Realty Trust, Inc.	135	13,534
Discover Financial Services	695	72,600
DocuSign, Inc.†	120	5,796
Dollar General Corp.	3,475	886,299
Dollar Tree, Inc.†	148	23,458
Dominion Energy, Inc.	604	42,262
DoubleVerify Holdings, Inc.†	1,055	30,838
Dow, Inc.	650	30,381
Dropbox, Inc., Class A†	2,558	55,637
Duke Energy Corp.	589	54,883
DuPont de Nemours, Inc.	410	23,452
Dynatrace, Inc.†	2,728	96,135
eBay, Inc.	2,872	114,420
Ecolab, Inc.	140	21,990
Edison International	424	25,457
Edwards Lifesciences Corp.†	1,943	140,731
Electronic Arts, Inc.	1,077	135,659
Elevance Health, Inc.	124	67,799
Eli Lilly & Co.	5,695	2,062,103
Emerson Electric Co.	9,377	812,048
Encore Wire Corp.	345	47,469
Enphase Energy, Inc.†	2,215	680,005

SunAmerica Series Trust SA Schroders VCP Global Allocation Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United States (continued)
EOG Resources, Inc.	1,742	$ 237,818
EPAM Systems, Inc.†	237	82,950
EQT Corp.	1,315	55,020
Equinix, Inc.	41	23,224
Equity LifeStyle Properties, Inc.	644	41,190
Estee Lauder Cos., Inc., Class A	1,558	312,363
Etsy, Inc.†	58	5,447
Evergy, Inc.	690	42,180
Eversource Energy	356	27,156
Exact Sciences Corp.†	248	8,625
Exelon Corp.	832	32,107
Extra Space Storage, Inc.	1,359	241,141
Exxon Mobil Corp.	6,289	696,884
FactSet Research Systems, Inc.	529	225,084
Fastenal Co.	2,919	141,075
Federated Hermes, Inc.	1,166	40,519
FedEx Corp.	157	25,164
Fidelity National Information Services, Inc.	387	32,117
Fifth Third Bancorp	3,230	115,279
First Solar, Inc.†	6,435	936,743
Fiserv, Inc.†	296	30,411
Five9, Inc.†	460	27,720
Ford Motor Co.	2,385	31,887
Fortinet, Inc.†	4,587	262,193
Fox Corp., Class A	3,801	109,735
Franklin Resources, Inc.	1,400	32,830
Freeport-McMoRan, Inc.	12,416	393,463
Gartner, Inc.†	1,472	444,426
Gen Digital, Inc.	4,173	94,018
Generac Holdings, Inc.†	81	9,389
General Dynamics Corp.	329	82,184
General Electric Co.	577	44,896
General Mills, Inc.	3,042	248,166
General Motors Co.	741	29,084
Gilead Sciences, Inc.	3,665	287,556
Global Payments, Inc.	278	31,764
Goldman Sachs Group, Inc.	315	108,521
GoodRx Holdings, Inc., Class A†	6,345	34,073
Graco, Inc.	1,340	93,237
Graphic Packaging Holding Co.	2,169	49,800
H&R Block, Inc.	4,370	179,825
Halliburton Co.	1,824	66,430
Harley-Davidson, Inc.	1,074	46,182
Hartford Financial Services Group, Inc.	1,946	140,910
HCA Healthcare, Inc.	3,171	689,597
Henry Schein, Inc.†	622	42,582
Hershey Co.	1,316	314,221
Hess Corp.	338	47,685
HF Sinclair Corp.	813	49,731
Home Depot, Inc.	4,228	1,252,038
Honeywell International, Inc.	335	68,347
Houlihan Lokey, Inc.	582	51,984
Howmet Aerospace, Inc.	830	29,507
HP, Inc.	3,404	94,018
HubSpot, Inc.†	54	16,014
Humana, Inc.	66	36,833
Huntington Ingalls Industries, Inc.	103	26,478
Huntsman Corp.	1,254	33,557
IAC, Inc.†	85	4,138
IDEX Corp.	460	102,263
Security Description	Shares or Principal Amount	Value

United States (continued)
IDEXX Laboratories, Inc.†	1,018	$ 366,154
Illinois Tool Works, Inc.	1,084	231,467
Illumina, Inc.†	63	14,416
Incyte Corp.†	228	16,950
Intel Corp.	1,682	47,819
Intercontinental Exchange, Inc.	304	29,053
International Business Machines Corp.	402	55,593
International Flavors & Fragrances, Inc.	2,057	200,784
International Paper Co.	795	26,720
Intuit, Inc.	2,034	869,535
Intuitive Surgical, Inc.†	193	47,569
IQVIA Holdings, Inc.†	138	28,934
Jack Henry & Associates, Inc.	565	112,469
Johnson & Johnson	15,711	2,733,243
JPMorgan Chase & Co.	18,400	2,316,192
Kellogg Co.	5,040	387,173
KeyCorp	3,115	55,665
Keysight Technologies, Inc.†	484	84,289
Kimberly-Clark Corp.	2,743	341,394
Kinder Morgan, Inc.	2,057	37,273
KLA Corp.	428	135,441
Kraft Heinz Co.	368	14,157
Kroger Co.	393	18,585
Lam Research Corp.	1,481	599,479
Las Vegas Sands Corp.†	292	11,099
Lennar Corp., Class A	302	24,371
Liberty Broadband Corp., Class C†	249	21,023
Liberty Media Corp. - Liberty Formula One, Series C†	502	28,980
Livent Corp.†	2,825	89,185
Lockheed Martin Corp.	1,430	695,952
Loews Corp.	923	52,629
Lowe's Cos., Inc.	305	59,460
Lululemon Athletica, Inc.†	4,083	1,343,470
Marathon Petroleum Corp.	431	48,970
Markel Corp.†	30	36,183
Marriott International, Inc., Class A	250	40,028
Marsh & McLennan Cos., Inc.	4,289	692,631
Marvell Technology, Inc.	1,320	52,378
Masco Corp.	1,844	85,322
Mastercard, Inc., Class A	3,943	1,294,014
Match Group, Inc.†	308	13,306
McDonald's Corp.	4,407	1,201,613
McKesson Corp.	335	130,439
MercadoLibre, Inc.†	1,052	948,504
Merck & Co., Inc.	18,702	1,892,642
Meta Platforms, Inc., Class A†	4,938	460,024
MetLife, Inc.	1,569	114,866
Mettler-Toledo International, Inc.†	153	193,534
MGIC Investment Corp.	2,754	37,592
Microchip Technology, Inc.	1,829	112,922
Micron Technology, Inc.	1,514	81,907
Microsoft Corp.	28,203	6,546,762
Moderna, Inc.†	138	20,746
Mondelez International, Inc., Class A	4,458	274,078
MongoDB, Inc.†	57	10,433
Monster Beverage Corp.†	1,581	148,171
Moody's Corp.	911	241,297
Morgan Stanley	15,477	1,271,745
Mosaic Co.	1,476	79,335
MSCI, Inc.	54	25,318
Nasdaq, Inc.	6,873	427,776

SunAmerica Series Trust SA Schroders VCP Global Allocation Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United States (continued)
NetApp, Inc.	2,368	$ 164,031
Netflix, Inc.†	1,908	556,907
Newmont Corp.	539	22,810
Nexstar Media Group, Inc.	658	112,715
NextEra Energy, Inc.	10,859	841,572
NexTier Oilfield Solutions, Inc.†	3,216	32,417
NIKE, Inc., Class B	6,294	583,328
NMI Holdings, Inc., Class A†	827	18,136
Norfolk Southern Corp.	181	41,281
Northern Trust Corp.	870	73,385
Nucor Corp.	184	24,174
NVIDIA Corp.	7,658	1,033,600
NVR, Inc.†	68	288,167
Okta, Inc.†	142	7,969
Old Dominion Freight Line, Inc.	280	76,888
Old Republic International Corp.	1,541	35,767
Omnicom Group, Inc.	3,208	233,382
Oracle Corp.	10,910	851,744
O'Reilly Automotive, Inc.†	960	803,683
Otis Worldwide Corp.	1,654	116,839
Ovintiv, Inc.	1,050	53,183
Owens Corning	550	47,086
Packaging Corp. of America	748	89,917
Palantir Technologies, Inc., Class A†	730	6,417
Palo Alto Networks, Inc.†	1,439	246,918
Parker-Hannifin Corp.	1,943	564,675
Paychex, Inc.	2,186	258,626
Paycom Software, Inc.†	295	102,070
Paylocity Holding Corp.†	318	73,709
PayPal Holdings, Inc.†	2,578	215,469
PepsiCo, Inc.	12,315	2,236,158
Pfizer, Inc.	22,488	1,046,816
Philip Morris International, Inc.	655	60,162
Phillips 66	310	32,330
Pinterest, Inc., Class A†	248	6,101
Pioneer Natural Resources Co.	360	92,308
Plug Power, Inc.†	251	4,011
PNC Financial Services Group, Inc.	885	143,220
Primerica, Inc.	708	102,448
Procter & Gamble Co.	8,827	1,188,732
Progress Software Corp.	527	26,893
Progressive Corp.	312	40,061
Prologis, Inc.	391	43,303
Prudential Financial, Inc.	926	97,406
Public Storage	460	142,485
Pure Storage, Inc., Class A†	3,330	102,764
QUALCOMM, Inc.	3,129	368,158
Qualys, Inc.†	495	70,567
Radian Group, Inc.	1,826	38,109
Range Resources Corp.	834	23,752
Raymond James Financial, Inc.	1,657	195,758
Raytheon Technologies Corp.	970	91,975
Regeneron Pharmaceuticals, Inc.†	652	488,185
Regions Financial Corp.	5,005	109,860
Reinsurance Group of America, Inc.	429	63,136
Republic Services, Inc.	2,623	347,862
ResMed, Inc.	515	115,200
Rockwell Automation, Inc.	742	189,433
Roku, Inc.†	71	3,943
Roper Technologies, Inc.	150	62,181
Ross Stores, Inc.	235	22,487
Security Description	Shares or Principal Amount	Value

United States (continued)
S&P Global, Inc.	341	$ 109,546
Sabra Health Care REIT, Inc.	3,385	46,239
Salesforce, Inc.†	3,509	570,528
SBA Communications Corp.	69	18,623
Sealed Air Corp.	9,275	441,675
Sempra Energy	279	42,112
ServiceNow, Inc.†	590	248,237
Sherwin-Williams Co.	1,379	310,316
Silgan Holdings, Inc.	1,687	79,896
Simon Property Group, Inc.	373	40,650
Snap, Inc., Class A†	510	5,054
Snap-on, Inc.	931	206,729
Snowflake, Inc., Class A†	144	23,083
SolarEdge Technologies, Inc.†	392	90,172
Sonoco Products Co.	2,610	162,029
Southern Co.	723	47,342
Southwest Airlines Co.†	6,835	248,452
Splunk, Inc.†	101	8,394
SS&C Technologies Holdings, Inc.	407	20,928
Starbucks Corp.	556	48,144
State Street Corp.	2,806	207,644
Steel Dynamics, Inc.	5,497	516,993
Stryker Corp.	1,046	239,785
Synopsys, Inc.†	492	143,935
Sysco Corp.	392	33,932
T. Rowe Price Group, Inc.	662	70,278
Take-Two Interactive Software, Inc.†	141	16,706
Target Corp.	519	85,246
Tesla, Inc.†	4,947	1,125,640
Texas Instruments, Inc.	10,232	1,643,566
Thermo Fisher Scientific, Inc.	1,706	876,833
TJX Cos., Inc.	674	48,595
T-Mobile US, Inc.†	305	46,226
TopBuild Corp.†	2,012	342,322
Toro Co.	487	51,344
Tractor Supply Co.	1,985	436,243
Trade Desk, Inc., Class A†	2,344	124,795
TransDigm Group, Inc.	53	30,515
Truist Financial Corp.	4,829	216,291
Twilio, Inc., Class A†	255	18,964
Uber Technologies, Inc.†	797	21,176
Union Pacific Corp.	4,538	894,621
United Parcel Service, Inc., Class B	2,412	404,661
United Therapeutics Corp.†	287	66,162
UnitedHealth Group, Inc.	4,959	2,752,989
Unum Group	1,903	86,758
US Bancorp	20,339	863,391
Valero Energy Corp.	241	30,258
Veeva Systems, Inc., Class A†	79	13,267
Ventas, Inc.	442	17,295
VeriSign, Inc.†	143	28,666
Verisk Analytics, Inc.	544	99,460
Verizon Communications, Inc.	11,936	446,048
Vertex Pharmaceuticals, Inc.†	1,216	379,392
VF Corp.	235	6,639
Viatris, Inc.	700	7,091
Visa, Inc., Class A	10,841	2,245,822
VMware, Inc., Class A	528	59,416
Vontier Corp.	3,395	64,845
Vulcan Materials Co.	2,316	379,129
Walgreens Boots Alliance, Inc.	376	13,724
Walmart, Inc.	653	92,941

SunAmerica Series Trust SA Schroders VCP Global Allocation Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United States (continued)
Walt Disney Co.†	3,356	$ 357,548
Warner Bros. Discovery, Inc.†	17,187	223,431
Waste Management, Inc.	5,130	812,438
Waters Corp.†	722	216,001
Watsco, Inc.	663	179,646
WEC Energy Group, Inc.	340	31,052
Wells Fargo & Co.	11,072	509,201
Welltower, Inc.	381	23,256
WESCO International, Inc.†	198	27,278
West Pharmaceutical Services, Inc.	249	57,295
Weyerhaeuser Co.	878	27,157
Workday, Inc., Class A†	145	22,594
WW Grainger, Inc.	699	408,461
Wyndham Hotels & Resorts, Inc.	7,041	534,623
XPO Logistics, Inc.†	3,676	190,196
Yum! Brands, Inc.	231	27,316
Zebra Technologies Corp., Class A†	73	20,675
Zimmer Biomet Holdings, Inc.	193	21,877
Zoetis, Inc.	489	73,731
Zoom Video Communications, Inc., Class A†	91	7,593
ZoomInfo Technologies, Inc.†	2,509	111,726
Zscaler, Inc.†	607	93,539
		124,530,412
Total Common Stocks (cost $210,244,092)		200,841,756
PREFERRED STOCKS — 0.0%
United States — 0.0%
AMC Entertainment Holdings, Inc.† (cost $3,537)	274	562
CORPORATE BONDS & NOTES — 35.7%
Australia — 0.1%
Transurban Finance Co. Pty., Ltd.
2.45%, 03/16/2031*	$ 419,000	316,951
British Virgin Islands — 0.5%
TSMC Global, Ltd.
1.25%, 04/23/2026*	2,396,000	2,077,931
Canada — 1.1%
Canadian Natural Resources, Ltd.
2.95%, 07/15/2030	904,000	741,661
CCL Industries, Inc.
3.05%, 06/01/2030*	765,000	604,396
Cenovus Energy, Inc.
2.65%, 01/15/2032	143,000	110,297
Rogers Communications, Inc.
4.55%, 03/15/2052*	4,548,000	3,513,585
		4,969,939
Cayman Islands — 0.1%
Avolon Holdings Funding, Ltd.
2.88%, 02/15/2025*	303,000	271,358
France — 0.4%
BPCE SA
2.05%, 10/19/2027*	1,233,000	1,024,097
Societe Generale SA
2.80%, 01/19/2028*	1,165,000	964,739
		1,988,836
Security Description	Shares or Principal Amount	Value

Germany — 0.2%
Deutsche Bank AG
2.31%, 11/16/2027	$ 1,050,000	$ 838,113
Ireland — 1.6%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
1.75%, 01/30/2026	3,503,000	2,982,932
3.30%, 01/30/2032	2,318,000	1,739,778
Bank of Ireland Group PLC
2.03%, 09/30/2027*	2,190,000	1,778,682
GE Capital International Funding Co. ULC
4.42%, 11/15/2035	810,000	714,656
		7,216,048
Italy — 0.7%
UniCredit SpA
3.13%, 06/03/2032*	4,615,000	3,250,745
Jersey — 0.0%
Aptiv PLC /Aptiv Corp.
3.25%, 03/01/2032	248,000	197,818
Netherlands — 0.4%
Cooperatieve Rabobank UA
4.66%, 08/22/2028*	974,000	900,919
JDE Peet's NV
1.38%, 01/15/2027*	1,213,000	994,814
NXP BV/NXP Funding LLC/NXP USA, Inc.
3.40%, 05/01/2030	108,000	89,641
		1,985,374
Spain — 0.5%
Banco Santander SA
2.75%, 12/03/2030	3,200,000	2,215,287
Switzerland — 1.4%
Credit Suisse Group AG
3.09%, 05/14/2032*	4,619,000	3,168,122
UBS Group AG
1.49%, 08/10/2027*	3,955,000	3,259,337
		6,427,459
United Kingdom — 1.8%
Anglo American Capital PLC
2.63%, 09/10/2030*	2,653,000	2,035,309
2.88%, 03/17/2031*	1,169,000	898,535
Barclays PLC
5.50%, 08/09/2028	1,923,000	1,775,070
Natwest Group PLC
1.64%, 06/14/2027	1,500,000	1,246,272
3.07%, 05/22/2028	729,000	618,955
Prudential PLC
3.63%, 03/24/2032	2,153,000	1,765,409
		8,339,550
United States — 26.9%
AES Corp.
2.45%, 01/15/2031	1,179,000	889,077
Alexandria Real Estate Equities, Inc.
2.95%, 03/15/2034	403,000	303,291
American Tower Corp.
2.10%, 06/15/2030	3,150,000	2,398,832

SunAmerica Series Trust SA Schroders VCP Global Allocation Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
United States (continued)
Ashtead Capital, Inc.
4.00%, 05/01/2028*	$ 716,000	$ 628,677
AT&T, Inc.
3.50%, 06/01/2041	1,245,000	879,608
4.85%, 03/01/2039	990,000	849,262
Bank of America Corp.
1.90%, 07/23/2031	2,482,000	1,841,035
2.88%, 10/22/2030	2,582,000	2,102,480
4.38%, 01/27/2027(1)	2,251,000	1,806,428
Barrick North America Finance LLC
5.75%, 05/01/2043	1,058,000	989,534
Baxter International, Inc.
2.54%, 02/01/2032	1,422,000	1,083,973
Boston Properties LP
3.25%, 01/30/2031	2,234,000	1,779,653
3.40%, 06/21/2029	750,000	620,074
Carrier Global Corp.
2.70%, 02/15/2031	2,423,000	1,936,770
Charter Communications Operating LLC/Charter Communications Operating Capital
3.70%, 04/01/2051	2,944,000	1,764,797
3.90%, 06/01/2052	699,000	432,850
Cheniere Corpus Christi Holdings LLC
3.70%, 11/15/2029	700,000	609,661
Cigna Corp.
2.38%, 03/15/2031	3,524,000	2,793,850
Citigroup, Inc.
2.57%, 06/03/2031	4,547,000	3,555,683
Comcast Corp.
2.89%, 11/01/2051	2,920,000	1,754,209
Continental Resources, Inc.
2.88%, 04/01/2032*	981,000	715,650
4.38%, 01/15/2028	812,000	728,055
Crown Castle, Inc.
2.25%, 01/15/2031	3,419,000	2,606,274
Dell International LLC/EMC Corp.
4.90%, 10/01/2026	1,490,000	1,430,149
Diamondback Energy, Inc.
3.13%, 03/24/2031	1,134,000	926,675
Digital Realty Trust LP
3.60%, 07/01/2029	3,230,000	2,783,746
Discovery Communications LLC
3.95%, 03/20/2028	561,000	486,934
Duke Energy Carolinas LLC
3.55%, 03/15/2052	305,000	212,533
Electronic Arts, Inc.
1.85%, 02/15/2031	2,147,000	1,655,860
Energy Transfer LP
4.40%, 03/15/2027	712,000	660,485
5.25%, 04/15/2029	750,000	702,840
EQT Corp.
3.90%, 10/01/2027	1,972,000	1,772,374
5.70%, 04/01/2028	338,000	328,908
Equinix, Inc.
2.15%, 07/15/2030	1,157,000	880,766
3.90%, 04/15/2032	508,000	427,460
Equitable Financial Life Global Funding
1.80%, 03/08/2028*	1,632,000	1,342,714
Security Description	Shares or Principal Amount	Value

United States (continued)
Equitable Holdings, Inc.
4.35%, 04/20/2028	$ 302,000	$ 280,273
Essex Portfolio LP
2.65%, 03/15/2032	1,119,000	849,811
Eversource Energy
1.65%, 08/15/2030	232,000	173,567
Fifth Third Bancorp
4.34%, 04/25/2033	518,000	449,175
Flowers Foods, Inc.
2.40%, 03/15/2031	496,000	379,983
HCA, Inc.
4.63%, 03/15/2052*	1,277,000	940,551
Hess Corp.
4.30%, 04/01/2027	2,965,000	2,782,896
High Street Funding Trust II
4.68%, 02/15/2048*	395,000	319,735
Highwoods Realty LP
4.20%, 04/15/2029	439,000	369,933
JPMorgan Chase & Co.
1.95%, 02/04/2032	1,327,000	972,012
3.65%, 06/01/2026(1)	1,480,000	1,224,626
3.70%, 05/06/2030	1,000,000	870,402
4.91%, 07/25/2033	720,000	655,139
Las Vegas Sands Corp.
3.20%, 08/08/2024	1,509,000	1,436,842
M&T Bank Corp.
5.13%, 11/01/2026(1)	617,000	537,829
Marathon Oil Corp.
6.60%, 10/01/2037	1,785,000	1,750,342
Marathon Petroleum Corp.
4.50%, 04/01/2048	864,000	648,964
Metropolitan Life Global Funding I
4.05%, 08/25/2025*	1,798,000	1,739,700
Mid-America Apartments LP
2.75%, 03/15/2030	894,000	734,838
Morgan Stanley
1.93%, 04/28/2032	5,657,000	4,101,122
2.70%, 01/22/2031	1,083,000	867,211
4.89%, 07/20/2033	373,000	339,526
Motorola Solutions, Inc.
2.75%, 05/24/2031	2,313,000	1,768,849
MPLX LP
4.50%, 04/15/2038	750,000	597,904
4.95%, 03/14/2052	1,037,000	801,663
NextEra Energy Capital Holdings, Inc.
2.44%, 01/15/2032	494,000	381,149
NiSource, Inc.
1.70%, 02/15/2031	1,212,000	887,980
NRG Energy, Inc.
2.45%, 12/02/2027*	2,326,000	1,911,332
Nucor Corp.
3.13%, 04/01/2032	553,000	448,140
4.30%, 05/23/2027	1,461,000	1,392,421
Omega Healthcare Investors, Inc.
3.38%, 02/01/2031	2,500,000	1,876,088
ONEOK, Inc.
4.35%, 03/15/2029	250,000	222,109
Pacific Gas & Electric Co.
3.30%, 08/01/2040	419,000	272,089
PG&E Energy Recovery Funding LLC
2.28%, 01/15/2038	644,000	469,891
2.82%, 07/15/2048	853,000	561,833

SunAmerica Series Trust SA Schroders VCP Global Allocation Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
United States (continued)
Phillips 66 Co.
3.75%, 03/01/2028*	$ 3,171,000	$ 2,851,700
Piedmont Operating Partnership LP
3.15%, 08/15/2030	699,000	527,139
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/2029	501,000	417,476
3.80%, 09/15/2030	417,000	347,665
4.70%, 06/15/2044	2,553,000	1,801,473
PNC Financial Services Group, Inc.
6.04%, 10/28/2033	1,288,000	1,294,207
6.20%, 09/15/2027(1)	483,000	457,498
Prudential Financial, Inc.
4.50%, 09/15/2047	642,000	553,571
Quanta Services, Inc.
2.90%, 10/01/2030	885,000	698,555
3.05%, 10/01/2041	259,000	158,342
Republic Services, Inc.
1.45%, 02/15/2031	686,000	511,413
Ross Stores, Inc.
1.88%, 04/15/2031	2,408,000	1,790,462
Sabine Pass Liquefaction LLC
4.20%, 03/15/2028	1,462,000	1,333,105
Sempra Energy
3.80%, 02/01/2038	887,000	672,388
Sherwin-Williams Co.
2.30%, 05/15/2030	750,000	594,690
Southern California Edison Co.
4.20%, 03/01/2029	1,000,000	916,965
Stanley Black & Decker, Inc.
4.00%, 03/15/2060	813,000	673,733
Targa Resources Corp.
4.20%, 02/01/2033	1,034,000	863,194
T-Mobile USA, Inc.
3.88%, 04/15/2030	3,816,000	3,375,630
Tractor Supply Co.
1.75%, 11/01/2030	2,428,000	1,802,447
Truist Financial Corp.
4.80%, 09/01/2024(1)	3,592,000	3,224,718
4.92%, 07/28/2033	648,000	577,081
UnitedHealth Group, Inc.
5.88%, 02/15/2053	1,107,000	1,129,797
Verizon Communications, Inc.
3.55%, 03/22/2051	2,628,000	1,773,892
VICI Properties LP
4.38%, 05/15/2025	708,000	672,714
VMware, Inc.
1.80%, 08/15/2028	4,549,000	3,590,623
Warnermedia Holdings, Inc.
5.05%, 03/15/2042*	792,000	579,423
5.14%, 03/15/2052*	3,547,000	2,476,581
Wells Fargo & Co.
2.88%, 10/30/2030	2,171,000	1,781,226
3.35%, 03/02/2033	1,269,000	1,023,000
3.90%, 03/15/2026(1)	2,066,000	1,754,034
4.90%, 07/25/2033	1,658,000	1,516,979
Westlake Corp.
3.38%, 06/15/2030	1,000,000	834,326
Security Description	Shares or Principal Amount	Value

United States (continued)
Xylem, Inc.
2.25%, 01/30/2031	$ 680,000	$ 534,805
		123,807,944
Total Corporate Bonds & Notes (cost $200,236,882)		163,903,353
UNAFFILIATED INVESTMENT COMPANIES — 2.7%
United States — 2.7%
iShares High Yield Corp. Bond ETF	114,856	4,691,867
iShares iBoxx $ Investment Grade Corporate Bond ETF	77,508	7,855,436
Total Unaffiliated Investment Companies (cost $12,542,336)		12,547,303
PURCHASED OPTIONS† — 0.1%
Purchased Options - Puts — 0.1%
Over the Counter put option on the S&P 500 Index (Expiration Date: 01/20/2023; Strike Price: $3,110.00; Counterparty: UBS AG)	95	165,300
Over the Counter put option on the S&P 500 Index (Expiration Date: 11/18/2022; Strike Price: $3,130.00; Counterparty: UBS AG)	46	5,405
Over the Counter put option on the S&P 500 Index (Expiration Date: 11/18/2022; Strike Price: $3,290.00; Counterparty: UBS AG)	25	5,438
Over the Counter put option on the S&P 500 Index (Expiration Date: 12/16/2022; Strike Price: $3,050.00; Counterparty: Goldman Sachs International)	21	10,710
Over the Counter put option on the S&P 500 Index (Expiration Date: 12/16/2022; Strike Price: $3,300.00; Counterparty: UBS AG)	69	90,390
Over the Counter put option on the S&P 500 Index (Expiration Date:11/18/2022; Strike Price: $3,030.00; Counterparty: UBS AG)	16	1,320
Total Purchased Options (cost $909,342)		278,563
Total Long-Term Investment Securities (cost $423,936,189)		377,571,537

SunAmerica Series Trust SA Schroders VCP Global Allocation Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS — 16.4%
Unaffiliated Investment Companies — 16.4%
State Street Institutional Liquid Reserves Fund, Premier Class 3.01%(2) (cost $75,301,487)	75,297,594	$ 75,305,124
TOTAL INVESTMENTS (cost $499,237,676)	98.6%	452,876,661
Other assets less liabilities	1.4	6,499,428
NET ASSETS	100.0%	$459,376,089
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA Schroders VCP Global Allocation Portfolio has no right to demand registration of these securities. At October 31, 2022, the aggregate value of these securities was $38,899,181 representing 8.5% of net assets.
(1)	Perpetual maturity - maturity date reflects the next call date.
(2)	The rate shown is the 7-day yield as of October 31, 2022.
ADR—American Depositary Receipt
ASX—Australian Stock Exchange
BSE—Brussells Stock Exchange
CDI—Chess Depositary Interest
ETF—Exchange Traded Fund
LSE—London Stock Exchange
NES—Non-voting Equity Securities
OTC—Over the Counter
SEHK—Hong Kong Stock Exchange
ULC—Unlimited Liability Corp.
XAMS—Euronext Amsterdam Stock Exchange

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
104	Long	E-Mini Russell 2000 Index	December 2022	$ 9,232,224	$ 9,635,600	$ 403,376
59	Long	Euro STOXX 50 Index	December 2022	1,920,683	2,106,922	186,239
15	Long	Nikkei 225 E-Mini Index	December 2022	2,773,171	2,781,431	8,260
306	Long	S&P 500 E-Mini Index	December 2022	59,022,996	59,409,900	386,904
30	Long	S&P/Toronto Stock Exchange 60 Index	December 2022	5,163,120	5,186,333	23,213
103	Long	TOPIX Index	December 2022	13,084,761	13,350,274	265,513
18	Short	Euro-BUND	December 2022	2,592,585	2,462,640	129,945
154	Short	MSCI Emerging Markets Index	December 2022	7,385,833	6,572,720	813,113
25	Short	U.S. Treasury 2 Year Notes	December 2022	5,228,531	5,109,570	118,961
84	Short	U.S. Treasury 5 Year Notes	December 2022	9,339,420	8,953,875	385,545
1,158	Short	U.S. Treasury 10 Year Notes	December 2022	131,561,701	128,067,562	3,494,139
						$6,215,208
						Unrealized (Depreciation)
179	Long	U.S. Treasury 2 Year Notes	December 2022	$36,988,970	$36,584,523	$ (404,447)
96	Long	U.S. Treasury 5 Year Notes	December 2022	10,512,755	10,233,001	(279,754)
293	Long	U.S. Treasury Long Bonds	December 2022	39,677,237	35,306,500	(4,370,737)
411	Short	Euro STOXX 50 Index	December 2022	14,232,963	14,677,038	(444,075)
63	Short	FTSE 100 Index	December 2022	5,034,370	5,132,510	(98,140)
323	Short	S&P 500 E-Mini Index	December 2022	60,710,913	62,710,450	(1,999,537)
86	Short	SPI 200 Index	December 2022	9,140,605	9,394,316	(253,711)
89	Short	TOPIX Index	December 2022	11,370,254	11,535,674	(165,420)
						$(8,015,821)
Net Unrealized Appreciation (Depreciation)						$(1,800,613)
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Bank of America, N.A.	CHF	150,783	GBP	134,353	11/29/2022	$ 3,171	$ —
	GBP	3,809,036	USD	4,244,599	11/29/2022	—	(126,818)
	USD	367,094	INR	30,377,000	11/28/2022	—	(1,283)
						3,171	(128,101)

SunAmerica Series Trust SA Schroders VCP Global Allocation Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2022— (unaudited) — (continued)

Forward Foreign Currency Contracts — (continued)
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Barclays Bank PLC	SEK	22,463,000	USD	1,988,235	11/29/2022	$ —	$ (49,791)
Goldman Sachs International	CLP	1,750,008,000	USD	1,795,340	11/28/2022	—	(51,591)
	COP	8,250,776,000	USD	1,650,155	11/28/2022	—	(12,635)
	USD	1,996,626	CLP	1,941,519,000	11/28/2022	52,424	—
	USD	1,611,145	IDR	24,982,409,000	11/28/2022	—	(13,058)
	USD	13,581	KRW	19,338,000	11/28/2022	—	(31)
						52,424	(77,315)
Morgan Stanley & Co. International PLC	AUD	355,000	CAD	307,096	11/29/2022	—	(1,800)
	BRL	20,688,000	USD	3,893,740	11/03/2022	—	(111,294)
	BRL	10,344,000	USD	1,920,036	12/02/2022	—	(70,104)
	CHF	1,285,000	USD	1,284,157	11/29/2022	—	(2,849)
	GBP	9,901,964	USD	11,064,792	11/29/2022	—	(299,139)
	GBP	1,156,800	USD	1,284,959	11/30/2022	—	(42,672)
	INR	162,883,000	USD	1,966,830	11/28/2022	5,336	—
	MYR	38,000	USD	8,041	11/28/2022	—	—
	USD	3,899,639	BRL	20,688,000	11/03/2022	105,394	—
	USD	3,222,045	CAD	4,443,000	11/29/2022	39,720	—
	USD	2,094,691	COP	9,954,181,000	11/28/2022	—	(88,611)
	USD	221,951	DKK	1,682,000	11/29/2022	1,757	—
	USD	1,901,681	EUR	1,939,000	11/29/2022	18,201	—
	USD	544,184	TWD	17,403,000	11/28/2022	—	(4,821)
						170,408	(621,290)
UBS AG	AUD	500,000	USD	313,119	11/29/2022	—	(6,952)
	CZK	48,776,000	USD	1,975,665	11/29/2022	10,724	—
	HUF	695,053,000	USD	1,638,368	11/29/2022	—	(26,426)
	MXN	17,722,000	USD	877,937	11/29/2022	—	(12,338)
	PLN	9,548,000	USD	1,986,746	11/29/2022	—	(7,216)
	SEK	18,370,000	USD	1,674,887	11/29/2022	8,211	—
	USD	1,995,106	AUD	3,116,000	11/29/2022	—	(425)
	USD	378,198	CZK	9,517,000	11/29/2022	5,194	—
	USD	1,665,524	GBP	1,452,000	11/29/2022	855	—
	USD	1,641,138	ILS	5,833,000	11/29/2022	12,107	—
	USD	9,368,332	JPY	1,408,753,534	11/29/2022	134,262	—
	USD	2,011,611	NOK	21,452,000	11/29/2022	53,614	—
	USD	3,643,882	NZD	6,324,000	11/29/2022	34,542	—
	USD	2,190,171	PHP	129,569,000	11/28/2022	35,170	—
	USD	312,017	PLN	1,536,000	11/29/2022	8,754	—
	USD	3,307,249	THB	126,666,000	11/29/2022	27,774	—
	USD	1,446,759	ZAR	26,693,000	11/29/2022	3,329	—
	ZAR	30,390,000	USD	1,664,254	11/29/2022	13,329	—
						347,865	(53,357)
Unrealized Appreciation (Depreciation)						$573,868	$(929,854)
AUD—Australian Dollar
BRL—Brazilian Real
CAD—Canadian Dollar
CHF—Swiss Franc
CLP—Chilean Peso
COP—Columbian Peso
CZK—Czech Koruna
DKK—Danish Krone
EUR—Euro Currency
GBP—British Pound
HUF—Hungarian Forint
IDR—Indonesian Rupiah
ILS—Israeli New Sheqel
INR—Indian Rupee
JPY—Japanese Yen
KRW—South Korean Won
MXN—Mexican Peso
MYR—Malaysian Ringgit
NOK—Norwegian Krone
NZD—New Zealand Dollar
PLN—Polish Zloty
SEK—Swedish Krona
THB—Thailand Baht
TWD—New Taiwan Dollar
USD—United States Dollar
ZAR—South African Rand
Industry Allocation*
Short-Term Investments	16.4%
Banks	15.0
Oil & Gas	5.5

SunAmerica Series Trust SA Schroders VCP Global Allocation Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2022— (unaudited) — (continued)

Industry Allocation* (continued)
Pharmaceuticals	5.1%
Software	3.9
REITS	3.9
Telecommunications	3.6
Internet	3.1
Semiconductors	2.8
Diversified Financial Services	2.7
Unaffiliated Investment Companies	2.7
Retail	2.7
Computers	2.4
Insurance	2.3
Electric	1.9
Pipelines	1.8
Food	1.6
Commercial Services	1.5
Media	1.5
Healthcare-Services	1.4
Beverages	1.4
Mining	1.2
Healthcare-Products	1.2
Auto Manufacturers	1.0
Miscellaneous Manufacturing	0.9
Electrical Components & Equipment	0.8
Chemicals	0.7
Machinery-Diversified	0.7
Transportation	0.7
Building Materials	0.7
Entertainment	0.7
Cosmetics/Personal Care	0.7
Biotechnology	0.6
Energy-Alternate Sources	0.6
Iron/Steel	0.5
Apparel	0.5
Distribution/Wholesale	0.4
Lodging	0.4
Household Products/Wares	0.4
Environmental Control	0.4
Auto Parts & Equipment	0.3
Packaging & Containers	0.2
Electronics	0.2
Aerospace/Defense	0.2
Gas	0.2
Hand/Machine Tools	0.2
Oil & Gas Services	0.2
Machinery-Construction & Mining	0.1
Agriculture	0.1
Engineering & Construction	0.1
Home Builders	0.1
Water	0.1
Advertising	0.1
Purchased Options	0.1
Airlines	0.1
98.6%
*	Calculated as a percentage of net assets
The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2022 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Bermuda	$382,593	$—	$—	$382,593

SunAmerica Series Trust SA Schroders VCP Global Allocation Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2022— (unaudited) — (continued)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Brazil	$766,736	$—	$—	$766,736
Canada	5,872,007	—	—	5,872,007
Chile	92,837	—	—	92,837
Curacao	664,943	—	—	664,943
Germany	1,071,321	4,573,694	—	5,645,015
Guernsey	300,186	—	—	300,186
India	1,310,525	—	—	1,310,525
Ireland	2,201,238	67,249	—	2,268,487
Israel	167,577	74,328	—	241,905
Jersey	20,036	115,294	—	135,330
Mexico	100,209	—	—	100,209
Netherlands	28,632	2,604,536	—	2,633,168
Puerto Rico	41,468	—	—	41,468
Switzerland	407,002	7,777,715	—	8,184,717
Taiwan	1,410,418	—	—	1,410,418
United Kingdom	31,328	14,912,938	—	14,944,266
United States	124,530,412	—	—	124,530,412
Other Countries	—	31,316,534	—	31,316,534
Preferred Stocks	562	—	—	562
Corporate Bonds & Notes	—	163,903,353	—	163,903,353
Unaffiliated Investment Companies	12,547,303	—	—	12,547,303
Purchased Options	278,563	—	—	278,563
Short-Term Investments	75,305,124	—	—	75,305,124
Total Investments at Value	$227,531,020	$225,345,641	$—	$452,876,661
Other Financial Instruments:†
Futures Contracts	$5,755,196	$460,012	$—	$6,215,208
Forward Foreign Currency Contracts	—	573,868	—	573,868
Total Other Financial Instruments	$5,755,196	$1,033,880	$—	$6,789,076
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$7,054,475	$961,346	$—	$8,015,821
Forward Foreign Currency Contracts	—	929,854	—	929,854
Total Other Financial Instruments	$7,054,475	$1,891,200	$—	$8,945,675
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Portfolio of Investments

SunAmerica Series Trust SA Small Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2022— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 94.5%
Advertising — 0.1%
AdTheorent Holding Co, Inc.†	4,187	$ 8,876
Advantage Solutions, Inc.†	9,507	32,134
Boston Omaha Corp., Class A†	2,522	70,288
Clear Channel Outdoor Holdings, Inc.†	42,490	60,761
Entravision Communications Corp., Class A	6,843	32,025
Quotient Technology, Inc.†	10,438	25,678
Stagwell, Inc.†	8,998	68,295
		298,057
Aerospace/Defense — 0.8%
AAR Corp.†	3,896	172,671
Aerojet Rocketdyne Holdings, Inc.†	9,145	443,075
AeroVironment, Inc.†	2,842	260,043
AerSale Corp.†	1,830	38,796
AEye, Inc.†	3,043	2,649
Archer Aviation, Inc., Class A†	16,392	46,717
Astra Space, Inc.†	17,526	11,048
Astronics Corp.†	2,913	26,974
Barnes Group, Inc.	5,641	199,522
Ducommun, Inc.†	1,275	60,193
Joby Aviation, Inc.†	28,936	139,472
Kaman Corp.	3,229	103,651
Kratos Defense & Security Solutions, Inc.†	14,238	157,757
Momentus, Inc.†	6,396	9,338
Moog, Inc., Class A	3,299	279,590
National Presto Industries, Inc.	591	41,660
Redwire Corp.†	2,229	6,108
Rocket Lab USA, Inc.†	24,845	126,461
Triumph Group, Inc.†	7,380	66,789
		2,192,514
Agriculture — 0.3%
22nd Century Group, Inc.†	18,649	24,430
Alico, Inc.	722	22,108
Andersons, Inc.	3,691	130,182
AppHarvest, Inc.†	8,562	18,237
Benson Hill, Inc.†	19,724	66,864
Fresh Del Monte Produce, Inc.	3,516	91,697
Local Bounti Corp.†	4,948	14,646
Tejon Ranch Co.†	2,395	40,571
Turning Point Brands, Inc.	1,732	40,806
Universal Corp.	2,784	140,898
Vector Group, Ltd.	16,564	175,910
Vital Farms, Inc.†	3,441	45,559
		811,908
Airlines — 0.3%
Allegiant Travel Co.†	1,786	134,039
Frontier Group Holdings, Inc.†	4,298	56,347
Hawaiian Holdings, Inc.†	5,834	84,185
SkyWest, Inc.†	5,751	101,678
Spirit Airlines, Inc.†	12,562	276,364
Sun Country Airlines Holdings, Inc.†	3,816	62,124
Wheels Up Experience, Inc.†	18,338	32,458
		747,195
Apparel — 0.6%
Crocs, Inc.†	6,991	494,613
Ermenegildo Zegna Holditalia SpA	5,449	59,721
Fossil Group, Inc.†	5,434	23,095
Security Description	Shares or Principal Amount	Value

Apparel (continued)
Kontoor Brands, Inc.	6,401	$ 228,516
Oxford Industries, Inc.	1,742	177,214
PLBY Group, Inc.†	3,584	12,974
Rocky Brands, Inc.	793	15,610
Steven Madden, Ltd.	8,995	268,681
Superior Group of Cos., Inc.	1,346	13,352
Torrid Holdings, Inc.†	1,683	8,297
Urban Outfitters, Inc.†	7,358	175,562
Weyco Group, Inc.	680	17,564
Wolverine World Wide, Inc.	8,919	152,782
		1,647,981
Auto Manufacturers — 0.3%
Blue Bird Corp.†	2,013	18,459
Canoo, Inc.†	16,290	22,317
Cenntro Electric Group, Ltd.†	21,206	21,630
Fisker, Inc.†	18,729	152,641
Hyliion Holdings Corp.†	15,288	43,571
Hyzon Motors, Inc.†	10,115	19,320
Lightning eMotors, Inc.†	4,510	6,946
Lordstown Motors Corp., Class A†	19,273	34,884
Mullen Automotive, Inc.†	38,071	18,137
Nikola Corp.†	37,138	140,753
REV Group, Inc.	3,888	53,421
TuSimple Holdings, Inc., Class A†	16,120	55,292
Wabash National Corp.	5,603	121,305
Workhorse Group, Inc.†	17,583	47,474
Xos, Inc.†	6,415	7,249
		763,399
Auto Parts & Equipment — 1.4%
Adient PLC†	10,938	382,611
Aeva Technologies, Inc.†	11,162	22,324
American Axle & Manufacturing Holdings, Inc.†	13,022	126,183
Cepton, Inc.†	5,440	11,968
Dana, Inc.	14,875	237,405
Dorman Products, Inc.†	3,036	247,798
Douglas Dynamics, Inc.	2,591	87,965
Fox Factory Holding Corp.†	4,888	429,411
Gentherm, Inc.†	3,817	222,989
Goodyear Tire & Rubber Co.†	32,331	410,604
Holley, Inc.†	5,924	23,578
indie Semiconductor, Inc.†	11,755	91,924
Luminar Technologies, Inc.†	28,407	229,813
Methode Electronics, Inc.	4,177	172,218
Microvast Holdings, Inc.†	19,302	47,290
Miller Industries, Inc.	1,277	32,474
Motorcar Parts of America, Inc.†	2,152	40,888
Proterra, Inc.†	25,474	158,958
Shyft Group, Inc.	3,978	91,415
Solid Power, Inc.†	15,097	84,694
Standard Motor Products, Inc.	2,324	88,149
Tenneco, Inc., Class A†	9,509	187,327
Titan International, Inc.†	5,895	88,189
Velodyne Lidar, Inc.†	22,245	21,967
Visteon Corp.†	3,205	418,156
XPEL, Inc.†	2,481	171,660
		4,127,958
Banks — 9.5%
1st Source Corp.	1,858	108,061
Acnb Corp.	953	34,870

SunAmerica Series Trust SA Small Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Alerus Financial Corp.	1,746	$ 38,936
Amalgamated Financial Corp.	1,600	36,784
American National Bankshares, Inc.	1,196	43,738
Ameris Bancorp	7,626	392,815
Arrow Financial Corp.	1,680	58,498
Associated Banc-Corp	17,193	418,650
Atlantic Union Bankshares Corp.	8,629	298,046
BancFirst Corp.	2,265	217,032
Bancorp, Inc.†	6,354	175,243
Bank First Corp.	735	63,320
Bank of Marin Bancorp	1,805	65,161
Bank of N.T. Butterfield & Son, Ltd.	5,728	197,845
BankUnited, Inc.	8,969	322,436
Bankwell Financial Group, Inc.	649	19,885
Banner Corp.	3,939	294,440
Bar Harbor Bankshares	1,702	51,077
Baycom Corp.	1,465	28,172
Bcb Bancorp, Inc.	1,656	32,540
Blue Foundry Bancorp†	3,021	37,189
Blue Ridge Bankshares, Inc.	1,961	25,591
Bridgewater Bancshares, Inc.†	2,344	44,817
Business First Bancshares, Inc.	2,439	60,438
Byline Bancorp, Inc.	2,832	65,476
Cadence Bank	20,899	577,857
Cambridge Bancorp	787	69,138
Camden National Corp.	1,658	72,156
Capital Bancorp, Inc.	1,036	25,568
Capital City Bank Group, Inc.	1,558	55,184
Capstar Financial Holdings, Inc.	2,343	41,424
Carter Bankshares, Inc.†	2,799	50,102
Cathay General Bancorp	8,297	378,343
Central Pacific Financial Corp.	3,118	63,981
Citizens & Northern Corp.	1,738	41,330
City Holding Co.	1,696	171,042
Civista Bancshares, Inc.	1,736	41,143
CNB Financial Corp.	1,856	47,180
Coastal Financial Corp.†	1,202	56,037
Colony Bankcorp, Inc.	1,886	26,027
Columbia Banking System, Inc.	9,078	303,841
Community Bank System, Inc.	6,152	384,069
Community Trust Bancorp, Inc.	1,807	85,453
ConnectOne Bancorp, Inc.	4,277	107,139
CrossFirst Bankshares, Inc.†	5,250	73,027
Customers Bancorp, Inc.†	3,517	118,488
CVB Financial Corp.	15,363	441,225
Dime Community Bancshares, Inc.	3,759	129,798
Eagle Bancorp, Inc.	3,653	165,408
Eastern Bankshares, Inc.	17,969	344,466
Enterprise Bancorp, Inc.	1,075	33,626
Enterprise Financial Services Corp.	4,064	217,302
Equity Bancshares, Inc., Class A	1,750	62,510
Esquire Financial Holdings, Inc.	798	36,054
Farmers & Merchants Bancorp, Inc.	1,395	40,818
Farmers National Banc Corp.	3,626	49,821
FB Financial Corp.	4,123	173,001
Financial Institutions, Inc.	1,740	41,464
First Bancorp	4,066	181,222
First Bancorp, Inc.	1,120	34,227
First BanCorp/Puerto Rico	21,376	337,527
First Bancshares, Inc.	2,268	74,254
First Bank	1,786	28,076
Security Description	Shares or Principal Amount	Value

Banks (continued)
First Busey Corp.	5,947	$ 157,060
First Business Financial Services, Inc.	924	35,251
First Commonwealth Financial Corp.	10,760	154,298
First Community Bankshares, Inc.	1,838	68,447
First Financial Bancorp	10,739	279,966
First Financial Bankshares, Inc.	14,975	576,388
First Financial Corp.	1,277	61,922
First Foundation, Inc.	5,893	94,052
First Guaranty Bancshares In	699	16,126
First Internet Bancorp	1,015	26,075
First Interstate BancSystem, Inc., Class A	10,531	480,319
First Merchants Corp.	6,596	296,160
First Mid Bancshares, Inc.	2,147	76,884
First of Long Island Corp.	2,539	44,636
Five Star Bancorp	1,450	42,065
Flagstar Bancorp, Inc.	6,024	233,129
Fulton Financial Corp.	18,692	340,755
Fvcbankcorp, Inc.†	1,376	27,960
German American Bancorp, Inc.	3,190	125,335
Glacier Bancorp, Inc.	12,809	733,700
Great Southern Bancorp, Inc.	1,075	66,628
Guaranty Bancshares, Inc.	937	34,697
Hancock Whitney Corp.	9,932	554,901
Hanmi Financial Corp.	3,487	93,382
HarborOne Bancorp, Inc.	5,144	78,343
HBT Financial, Inc.	1,170	23,856
Heartland Financial USA, Inc.	4,733	233,432
Heritage Commerce Corp.	6,769	96,797
Heritage Financial Corp.	3,986	134,288
Hilltop Holdings, Inc.	5,745	166,318
Home BancShares, Inc.	21,911	558,511
HomeStreet, Inc.	2,069	53,711
Hope Bancorp, Inc.	13,354	181,214
Horizon Bancorp, Inc.	4,644	69,242
Independent Bank Corp.	2,318	53,615
Independent Bank Corp. of Rockland Massachusetts	5,279	459,326
Independent Bank Group, Inc.	4,124	260,183
International Bancshares Corp.	6,176	306,330
John Marshall Bancorp, Inc.	1,330	38,304
Kearny Financial Corp.	6,963	70,605
Lakeland Bancorp, Inc.	7,170	133,720
Lakeland Financial Corp.	2,827	233,652
Live Oak Bancshares, Inc.	3,772	122,477
Luther Burbank Corp.	1,710	21,597
Macatawa Bank Corp.	3,026	32,469
Mercantile Bank Corp.	1,774	62,001
Merchants Bancorp	1,812	43,397
Metrocity Bankshares, Inc.	2,151	47,860
Metropolitan Bank Holding Corp.†	1,188	78,408
Mid Penn Bancorp, Inc.	1,651	56,431
Midland States Bancorp, Inc.	2,439	68,390
MidWestOne Financial Group, Inc.	1,630	54,768
MVB Financial Corp.	1,180	29,217
National Bank Holdings Corp., Class A	3,367	147,542
NBT Bancorp, Inc.	4,818	228,325
Nicolet Bankshares, Inc.†	1,416	108,027
Northeast Bank	754	31,743
OFG Bancorp	5,369	149,688
Old National Bancorp	33,793	660,991
Old Second Bancorp, Inc.	4,881	78,096

SunAmerica Series Trust SA Small Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Origin Bancorp, Inc.	2,588	$ 106,962
Orrstown Financial Services, Inc.	1,180	31,235
Park National Corp.	1,653	243,817
Parke Bancorp, Inc.	1,164	25,096
Pathward Financial, Inc.	3,307	138,993
PCB Bancorp	1,341	24,809
PCSB Financial Corp.	1,440	28,066
Peapack-Gladstone Financial Corp.	2,003	79,259
Peoples Bancorp, Inc.	3,205	97,015
Peoples Financial Services Corp.	806	44,322
Pioneer Bancorp, Inc.†	1,337	13,784
Preferred Bank	1,531	117,688
Premier Financial Corp.	4,081	117,737
Primis Financial Corp.	2,553	32,908
Provident Bancorp, Inc.	1,661	20,530
QCR Holdings, Inc.	1,843	93,459
RBB Bancorp	1,685	37,929
Red River Bancshares, Inc.	502	28,574
Renasant Corp.	6,307	254,614
Republic Bancorp, Inc., Class A	1,002	46,443
Republic First Bancorp, Inc.†	5,573	15,772
S&T Bancorp, Inc.	4,500	170,145
Sandy Spring Bancorp, Inc.	5,034	178,405
Seacoast Banking Corp. of Florida	6,972	215,435
ServisFirst Bancshares, Inc.	5,781	435,483
Shore Bancshares, Inc.	2,050	40,877
Sierra Bancorp	1,583	34,905
Silvergate Capital Corp., Class A†	3,611	204,960
Simmons First National Corp., Class A	14,161	338,023
SmartFinancial, Inc.	1,787	52,252
South Plains Financial, Inc.	1,150	35,961
Southern First Bancshares, Inc.†	873	39,006
Southside Bancshares, Inc.	3,523	120,628
SouthState Corp.	8,640	781,315
Stellar Bancorp, Inc.	5,222	171,490
Sterling Bancorp, Inc.†	1,973	12,568
Stock Yards Bancorp, Inc.	3,299	257,949
Summit Financial Group, Inc.	1,282	37,268
Texas Capital Bancshares, Inc.†	5,762	345,720
Third Coast Bancshares, Inc.†	1,472	28,557
Tompkins Financial Corp.	1,599	132,461
Towne Bank	7,759	255,581
TriCo Bancshares	3,594	208,129
Triumph Bancorp, Inc.†	2,690	138,535
TrustCo Bank Corp.	2,160	80,611
Trustmark Corp.	7,058	258,111
UMB Financial Corp.	5,073	422,175
United Bankshares, Inc.	15,045	637,156
United Community Banks, Inc.	12,249	471,586
Unity Bancorp, Inc.	811	23,243
Univest Financial Corp.	3,361	94,579
USCB Financial Holdings, Inc.†	1,242	16,680
Valley National Bancorp	49,639	589,215
Veritex Holdings, Inc.	6,052	191,122
Walker & Dunlop, Inc.	3,536	318,099
Washington Trust Bancorp, Inc.	1,969	95,496
WesBanco, Inc.	6,726	271,999
West BanCorp, Inc.	1,866	41,929
Westamerica BanCorp	3,001	188,253
		27,638,317
Security Description	Shares or Principal Amount	Value

Beverages — 0.5%
BRC, Inc., Class A†	3,004	$ 21,779
Celsius Holdings, Inc.†	6,400	582,912
Coca-Cola Consolidated, Inc.	541	263,472
Duckhorn Portfolio, Inc.†	4,256	62,223
MGP Ingredients, Inc.	1,617	181,185
National Beverage Corp.	2,721	129,030
Primo Water Corp.	18,156	264,896
Vintage Wine Estates, Inc.†	3,686	10,210
Vita Coco Co., Inc.†	3,212	32,955
		1,548,662
Biotechnology — 6.5%
2seventy bio, Inc.†	4,307	68,395
4D Molecular Therapeutics, Inc.†	3,457	29,938
Aadi Bioscience, Inc.†	1,668	21,542
Absci Corp.†	6,068	19,175
ACADIA Pharmaceuticals, Inc.†	13,851	222,032
Adagio Therapeutics, Inc.†	5,914	23,360
Adicet Bio, Inc.†	3,260	53,757
Adma Biologics, Inc.†	21,411	60,379
Aerovate Therapeutics, Inc.†	1,058	20,642
Affimed NV†	16,383	28,834
Agenus, Inc.†	32,601	81,829
Akero Therapeutics, Inc.†	3,227	136,373
Albireo Pharma, Inc.†	1,983	40,691
Allogene Therapeutics, Inc.†	9,181	94,564
Allovir, Inc.†	3,578	24,796
Alpha Teknova, Inc.†	724	3,323
Alpine Immune Sciences, Inc.†	1,799	10,632
ALX Oncology Holdings, Inc.†	2,471	29,998
Amicus Therapeutics, Inc.†	31,771	317,710
AN2 Therapeutics, Inc.†	553	7,974
AnaptysBio, Inc.†	2,334	67,336
Anavex Life Sciences Corp.†	7,966	96,946
ANI Pharmaceuticals, Inc.†	1,452	56,033
Apellis Pharmaceuticals, Inc.†	10,804	653,534
Arbutus Biopharma Corp.†	12,441	29,112
Arcellx, Inc.†	3,407	79,996
Arcturus Therapeutics Holdings, Inc.†	2,663	47,135
Arcus Biosciences, Inc.†	5,917	150,765
Arcutis Biotherapeutics, Inc.†	4,708	83,237
Arrowhead Pharmaceuticals, Inc.†	11,858	412,777
Atara Biotherapeutics, Inc.†	10,683	49,783
Atea Pharmaceuticals, Inc.†	8,790	52,740
Athira Pharma, Inc.†	3,917	12,965
Aura Biosciences, Inc.†	2,111	26,155
Aurinia Pharmaceuticals, Inc.†	15,454	125,641
Avid Bioservices, Inc.†	7,036	119,190
Avidity Biosciences, Inc.†	5,900	84,252
Axsome Therapeutics, Inc.†	3,426	154,684
Beam Therapeutics, Inc.†	7,322	322,607
Berkeley Lights, Inc.†	6,434	14,283
BioCryst Pharmaceuticals, Inc.†	21,369	285,276
Biohaven, Ltd.†	3,637	60,265
Bluebird Bio, Inc.†	8,897	55,784
Blueprint Medicines Corp.†	6,884	356,867
Bridgebio Pharma, Inc.†	12,052	125,702
C4 Therapeutics, Inc.†	4,846	46,619
Cara Therapeutics, Inc.†	5,161	48,513
Caribou Biosciences, Inc.†	6,462	62,940
Cassava Sciences, Inc.†	4,394	160,117
Celldex Therapeutic,s Inc.†	5,279	185,451
Celularity, Inc.†	7,760	18,081

SunAmerica Series Trust SA Small Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Century Therapeutics, Inc.†	2,320	$ 24,360
Cerevel Therapeutics Holdings, Inc.†	6,261	175,058
Chinook Therapeutics, Inc.†	5,745	124,954
CinCor Pharma, Inc.†	2,309	77,675
Cogent Biosciences, Inc†	7,375	100,669
Crinetics Pharmaceuticals, Inc.†	6,063	111,923
CTI BioPharma Corp.†	11,535	56,522
Cullinan Oncology, Inc.†	3,499	45,977
Cytek Biosciences, Inc.†	13,155	204,166
Cytokinetics, Inc.†	9,459	412,980
Day One Biopharmaceuticals, Inc.†	3,190	67,437
Deciphera Pharmaceuticals, Inc.†	5,190	84,182
Denali Therapeutics, Inc.†	11,351	325,547
Design Therapeutics, Inc.†	3,903	60,965
DICE Therapeutics, Inc.†	3,271	116,153
Dynavax Technologies Corp.†	13,634	156,109
Dyne Therapeutics, Inc.†	3,649	41,599
Edgewise Therapeutics, Inc.†	3,425	32,572
Editas Medicine, Inc.†	7,959	99,885
Eiger BioPharmaceuticals, Inc.†	4,802	24,538
Emergent BioSolutions, Inc.†	5,801	121,009
Enochian Biosciences, Inc.†	2,277	4,622
EQRx, Inc.†	23,160	119,042
Erasca, Inc.†	7,472	61,046
Esperion Therapeutics, Inc.†	7,674	62,390
Evolus, Inc.†	4,080	34,925
EyePoint Pharmaceuticals, Inc.†	3,005	16,227
Fate Therapeutics, Inc.†	9,576	200,330
FibroGen, Inc.†	10,075	164,021
Generation Bio Co.†	5,540	28,365
Geron Corp.†	41,389	91,884
Gossamer Bio, Inc.†	7,255	80,531
GreenLight Biosciences Holdings PBC†	8,347	14,858
Halozyme Therapeutics, Inc.†	15,635	747,509
HilleVax, Inc.†	1,493	31,920
Humacyte, Inc.†	2,033	7,004
Icosavax, Inc.†	2,561	8,784
IGM Biosciences, Inc.†	1,219	24,380
Imago Biosciences, Inc.†	3,031	51,527
ImmunityBio, Inc.†	9,430	51,865
ImmunoGen, Inc.†	24,735	146,926
Immunovant, Inc.†	4,614	51,677
Inhibrx, Inc.†	3,363	108,221
Innoviva, Inc.†	7,290	98,852
Inovio Pharmaceuticals, Inc.†	28,477	61,510
Insmed, Inc.†	13,739	237,959
Instil Bio, Inc.†	8,017	26,456
Intellia Therapeutics, Inc.†	8,687	458,500
Intercept Pharmaceuticals, Inc.†	2,817	39,072
Intra-Cellular Therapies, Inc.†	10,555	482,047
Iovance Biotherapeutics, Inc.†	17,370	162,236
iTeos Therapeutics, Inc.†	2,711	52,810
IVERIC bio, Inc.†	13,653	326,580
Janux Therapeutics, Inc.†	1,977	35,744
Karuna Therapeutics, Inc.†	3,440	754,530
Karyopharm Therapeutics, Inc.†	8,777	41,779
Keros Therapeutics, Inc.†	2,073	104,355
Kezar Life Sciences, Inc.†	6,064	45,571
Kiniksa Pharmaceuticals, Ltd., Class A†	3,589	40,986
Kinnate Biopharma, Inc.†	3,366	28,375
Kodiak Sciences, Inc.†	3,841	27,578
Security Description	Shares or Principal Amount	Value

Biotechnology (continued)
Kronos Bio, Inc.†	4,687	$ 13,874
Krystal Biotech, Inc.†	2,458	188,037
Kymera Therapeutics, Inc.†	4,356	132,161
Lexicon Pharmaceuticals, Inc.†	9,594	20,627
Ligand Pharmaceuticals, Inc.†	1,742	152,686
Liquidia Corp.†	5,498	26,885
MacroGenics, Inc.†	6,944	35,553
MeiraGTx Holdings PLC†	3,481	25,307
Mersana Therapeutics, Inc.†	10,384	81,618
Monte Rosa Therapeutics, Inc.†	3,303	30,388
Myriad Genetics, Inc.†	9,162	190,020
Nektar Therapeutics†	20,906	78,607
NeoGenomics, Inc.†	14,501	110,280
NGM Biopharmaceuticals, Inc.†	4,580	24,457
Nkarta, Inc.†	3,735	47,098
Nurix Therapeutics, Inc.†	5,345	68,042
Nuvalent, Inc., Class A†	1,949	69,599
Nuvation Bio, Inc.†	13,409	29,500
Oncternal Therapeutics, Inc. CVR†(1)	73	150
Organogenesis Holdings, Inc.†	8,175	26,814
Pardes Biosciences, Inc.†	3,955	4,746
PepGen, Inc.†	1,103	13,545
Phathom Pharmaceuticals, Inc.†	2,653	28,122
Point Biopharma Global, Inc.†	8,531	79,594
Praxis Precision Medicines, Inc.†	4,358	8,585
Precigen, Inc.†	11,628	18,837
Prothena Corp. PLC†	4,087	251,105
Provention Bio, Inc.†	6,797	47,171
PTC Therapeutics, Inc.†	8,093	306,077
Rallybio Corp.†	1,838	17,571
RAPT Therapeutics, Inc.†	2,995	65,351
Recursion Pharmaceuticals, Inc., Class A†	15,744	166,099
REGENXBIO, Inc.†	4,627	109,521
Relay Therapeutics, Inc.†	8,813	195,825
Replimune Group, Inc.†	4,679	85,906
REVOLUTION Medicines, Inc.†	8,578	173,790
Rigel Pharmaceuticals, Inc.†	19,881	14,485
Rocket Pharmaceuticals, Inc.†	5,041	94,065
Sage Therapeutics, Inc.†	6,001	225,998
Sana Biotechnology, Inc.†	10,254	59,473
Sangamo Therapeutics, Inc.†	14,727	64,652
Seer, Inc.†	5,943	46,534
Singular Genomics Systems, Inc.†	6,423	17,085
Sorrento Therapeutics, Inc.†	43,801	68,768
SpringWorks Therapeutics, Inc.†	4,000	96,040
Stoke Therapeutics, Inc.†	2,586	38,402
Sutro Biopharma, Inc.†	5,636	41,312
Syndax Pharmaceuticals, Inc.†	6,130	140,745
Talaris Therapeutics, Inc.†	2,657	4,012
Tango Therapeutics, Inc.†	5,373	43,199
Tarsus Pharmaceuticals, Inc.†	2,117	38,995
Tenaya Therapeutics, Inc.†	3,219	8,627
TG Therapeutics, Inc.†	15,345	89,308
Theravance Biopharma, Inc.†	7,418	73,957
Theseus Pharmaceuticals, Inc.†	1,957	10,529
TransMedics Group, Inc.†	3,515	169,493
Travere Therapeutics, Inc.†	7,016	152,107
Twist Bioscience Corp.†	6,467	212,312
Tyra Biosciences, Inc.†	1,512	10,463
Vaxart, Inc.†	14,266	23,824
VBI Vaccines, Inc.†	22,212	15,995

SunAmerica Series Trust SA Small Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Ventyx Biosciences, Inc.†	2,582	$ 83,579
Vera Therapeutics, Inc.†	1,614	30,085
Veracyte, Inc.†	8,255	166,008
Vericel Corp.†	5,437	146,147
Veru, Inc.†	7,487	91,641
Verve Therapeutics, Inc.†	5,242	197,623
Vir Biotechnology, Inc.†	8,354	183,621
Viridian Therapeutics, Inc.†	3,056	60,814
VistaGen Therapeutics, Inc.†	22,434	2,975
Xencor, Inc.†	6,613	185,164
Zentalis Pharmaceuticals, Inc.†	5,409	135,712
		18,905,301
Building Materials — 1.2%
AAON, Inc.	5,053	325,868
American Woodmark Corp.†	1,903	86,301
Apogee Enterprises, Inc.	2,560	117,453
Boise Cascade Co.	4,552	303,937
Caesarstone, Ltd.	2,607	23,150
Gibraltar Industries, Inc.†	3,659	186,902
Griffon Corp.	5,307	170,567
JELD-WEN Holding, Inc.†	9,611	101,973
Masonite International Corp.†	2,564	183,403
Modine Manufacturing Co.†	5,733	102,735
PGT Innovations, Inc.†	6,656	141,839
Simpson Manufacturing Co., Inc.	4,995	426,972
SmartRent, Inc.†	13,969	38,415
SPX Technologies, Inc.†	5,045	332,163
Summit Materials, Inc., Class A†	13,664	360,046
UFP Industries, Inc.	6,890	490,775
View, Inc.†	12,882	17,391
		3,409,890
Chemicals — 1.9%
AdvanSix, Inc.	3,136	114,088
American Vanguard Corp.	3,364	78,280
Amyris, Inc.†	22,682	63,736
Avient Corp.	10,489	361,766
Balchem Corp.	3,671	513,206
Cabot Corp.	6,408	470,860
Codexis, Inc.†	7,052	39,632
Danimer Scientific, Inc.†	10,440	27,353
Diversey Holdings, Ltd.†	9,003	48,616
Ecovyst, Inc.†	8,757	87,132
H.B. Fuller Co.	6,115	426,277
Hawkins, Inc.	2,234	100,597
Ingevity Corp.†	4,402	296,122
Innospec, Inc.	2,853	285,271
Intrepid Potash, Inc.†	1,283	58,056
Koppers Holdings, Inc.	2,340	58,406
Kronos Worldwide, Inc.	2,552	24,244
Lightwave Logic, Inc.†	12,878	109,077
Mativ Holdings, Inc.	6,269	148,826
Minerals Technologies, Inc.	3,735	205,462
Origin Materials, Inc.†	12,103	68,745
Orion Engineered Carbons SA	6,969	111,225
Perimeter Solutions SA†	14,038	112,164
Quaker Chemical Corp.	1,561	253,881
Rayonier Advanced Materials, Inc.†	7,115	32,373
Rogers Corp.†	2,162	508,783
Sensient Technologies Corp.	4,834	345,438
Stepan Co.	2,461	257,027
Security Description	Shares or Principal Amount	Value

Chemicals (continued)
Terawulf, Inc.†	2,498	$ 2,848
Trinseo PLC	4,031	75,863
Tronox Holdings PLC	13,479	161,748
Unifi, Inc.†	1,605	14,638
Valhi, Inc.	277	7,568
		5,469,308
Coal — 0.5%
Alpha Metallurgical Resources, Inc.	1,908	322,166
Arch Resources, Inc.	1,755	267,269
CONSOL Energy, Inc.	3,955	249,244
Nacco Industries Cl A	467	26,414
Peabody Energy Corp.†	13,565	324,203
Ramaco Resources, Inc.	2,583	29,162
SunCoke Energy, Inc.	9,601	69,703
Warrior Met Coal, Inc.	5,933	220,352
		1,508,513
Commercial Services — 5.1%
2U, Inc.†	8,603	53,253
Aaron's Co., Inc.	3,490	36,366
ABM Industries, Inc.	7,725	343,840
Adtalem Global Education, Inc.†	5,170	215,589
AirSculpt Technologies, Inc.	1,426	9,668
Alarm.com Holdings, Inc.†	5,541	326,032
Alight, Inc., Class A†	39,118	324,288
Alta Equipment Group, Inc.	2,389	29,217
American Public Education, Inc.†	2,158	27,644
AMN Healthcare Services, Inc.†	4,986	625,743
API Group Corp.†	23,839	393,105
Arlo Technologies, Inc.†	10,002	51,510
ASGN, Inc.†	5,653	479,261
Bakkt Holdings, Inc.†	7,333	15,619
Barrett Business Services, Inc.	803	70,038
Bird Global, Inc.†	19,750	8,575
BrightView Holdings, Inc.†	5,117	45,644
Brink's Co.	5,347	318,842
Carriage Services, Inc.	1,531	37,372
Cass Information Systems, Inc.	1,549	66,266
CBIZ, Inc.†	5,583	277,140
Chegg, Inc.†	14,332	309,141
Cimpress PLC†	2,032	47,305
Cipher Mining, Inc.†	4,501	4,546
CompoSecure, Inc.†	895	4,779
Core Scientific, Inc.†	30,933	6,187
CoreCivic, Inc.†	13,454	140,863
CorVel Corp.†	1,021	167,658
Coursera, Inc.†	13,147	169,465
CRA International, Inc.	800	82,192
Cross Country Healthcare, Inc.†	4,217	156,409
Custom Truck One Source, Inc.†	6,874	47,637
Deluxe Corp.	4,987	91,661
Distribution Solutions Group, Inc.†	567	17,055
Ennis, Inc.	2,928	66,056
European Wax Center, Inc., Class A	2,809	40,393
EVERTEC, Inc.	7,210	258,190
Evo Payments, Inc., Class A†	5,449	183,577
First Advantage Corp.†	6,765	95,048
Forrester Research, Inc.†	1,303	55,143
Franklin Covey Co.†	1,401	70,891
GEO Group, Inc.†	13,643	115,420
Graham Holdings Co., Class B	429	267,640
Green Dot Corp., Class A†	5,540	105,426

SunAmerica Series Trust SA Small Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Commercial Services (continued)
Greenidge Generation Holdings, Inc.†	1,538	$ 1,495
Hackett Group, Inc.	3,105	67,813
HealthEquity, Inc.†	9,564	745,131
Heidrick & Struggles International, Inc.	2,252	63,416
Herc Holdings, Inc.	2,957	347,773
Huron Consulting Group, Inc.†	2,368	174,356
I3 Verticals, Inc., Class A†	2,538	55,227
ICF International, Inc.	2,126	254,333
Information Services Group, Inc.	4,044	21,959
Insperity, Inc.	4,181	493,442
John Wiley & Sons, Inc., Class A	4,949	208,798
Kelly Services, Inc., Class A	3,888	63,530
Kforce, Inc.	2,349	148,621
Korn Ferry	6,253	347,604
Laureate Education, Inc.	12,464	157,545
Legalzoom.com, Inc.†	11,052	102,231
LiveRamp Holdings, Inc.†	7,611	139,738
Marathon Digital Holdings, Inc.†	12,783	167,585
MarketWise, Inc.†	1,961	4,824
Medifast, Inc.	1,253	146,588
MoneyGram International, Inc.†	10,805	114,425
Moneylion, Inc.†	14,356	16,079
Monro, Inc.	3,682	175,816
Multiplan Corp.†	43,535	124,945
National Research Corp.	1,621	66,023
Paya Holdings, Inc.†	10,081	81,051
Payoneer Global, Inc.†	24,942	193,301
Paysafe, Ltd.†	38,962	56,885
Perdoceo Education Corp.†	7,748	88,560
PFSweb, Inc.†	1,945	18,614
Priority Technology Holdings, Inc.†	2,064	10,588
PROG Holdings, Inc.†	5,761	95,172
Progyny, Inc.†	8,619	383,287
Quad/Graphics, Inc.†	3,879	10,784
R1 RCM, Inc.†	17,313	305,748
Remitly Global, Inc.†	11,367	132,085
Rent the Runway, Inc., Class A†	5,383	10,497
Rent-A-Center, Inc.	6,116	127,519
Repay Holdings Corp.†	10,094	61,472
Resources Connection, Inc.	3,697	67,544
Riot Blockchain, Inc.†	15,566	107,250
Sabre Corp.†	37,574	218,305
ShotSpotter, Inc.†	1,029	39,102
SP Plus Corp.†	2,674	99,018
Spire Global, Inc.†	14,409	20,749
Sterling Check Corp.†	2,728	53,278
StoneCo, Ltd., Class A†	31,933	335,297
StoneMor, Inc.†	3,153	11,004
Strategic Education, Inc.	2,616	180,504
Stride, Inc.†	4,677	156,726
Target Hospitality Corp.†	3,368	40,989
Textainer Group Holdings, Ltd.	5,196	155,464
Transcat, Inc.†	820	67,863
TriNet Group, Inc.†	4,314	280,324
Triton International, Ltd.	7,081	429,746
TrueBlue, Inc.†	3,707	72,880
Udemy, Inc.†	8,313	120,954
Universal Technical Institute, Inc.†	3,814	26,317
V2X, Inc.†	1,385	56,771
Viad Corp.†	2,341	87,272
Vivint Smart Home, Inc.†	10,936	83,660
Security Description	Shares or Principal Amount	Value

Commercial Services (continued)
Wejo Group, Ltd.†	2,642	$ 2,853
Willdan Group, Inc.†	1,338	18,491
WW International, Inc.†	6,248	28,241
ZipRecruiter, Inc. Class A†	9,206	154,385
		14,957,541
Computers — 1.8%
3D Systems Corp.†	14,598	128,900
Cantaloupe, Inc.†	6,730	22,545
Cerberus Cyber Sentinel Corp.†	5,262	18,207
Conduent, Inc.†	19,560	80,587
Corsair Gaming, Inc.†	4,414	60,913
Desktop Metal, Inc.†	30,463	77,071
Diebold Nixdorf, Inc.†	8,418	20,961
ExlService Holdings, Inc.†	3,731	678,482
Grid Dynamics Holdings, Inc.†	5,600	76,216
Insight Enterprises, Inc.†	3,618	341,937
Integral Ad Science Holding Corp.†	4,399	37,040
IronNet, Inc.†	7,468	5,302
KnowBe4, Inc., Class A†	8,392	206,275
Markforged Holding Corp.†	12,687	27,658
MAXIMUS, Inc.	6,978	430,333
Mitek Systems, Inc.†	4,864	55,012
NetScout Systems, Inc.†	7,873	282,798
NextNav, Inc.†	7,715	26,462
OneSpan, Inc.†	4,566	50,180
PAR Technology Corp.†	3,055	87,923
Parsons Corp.†	3,876	181,707
Qualys, Inc.†	4,444	633,537
Rapid7, Inc.†	6,692	302,947
Rigetti Computing, Inc.†	3,837	8,058
Rimini Street, Inc.†	5,606	31,450
SecureWorks Corp., Class A†	1,160	9,489
Super Micro Computer, Inc.†	5,232	364,095
Telos Corp.†	6,206	65,784
Tenable Holdings, Inc.†	12,665	514,706
TTEC Holdings, Inc.	2,172	96,589
Unisys Corp.†	7,630	64,855
Varonis Systems, Inc.†	12,553	336,044
Velo3D, Inc.†	6,495	25,590
Vuzix Corp.†	6,833	34,165
		5,383,818
Cosmetics/Personal Care — 0.3%
Beauty Health Co.†	11,492	131,354
e.l.f. Beauty, Inc.†	5,578	241,304
Edgewell Personal Care Co.	5,937	232,671
Honest Co., Inc.†	7,491	24,795
Inter Parfums, Inc.	2,068	167,260
		797,384
Distribution/Wholesale — 0.5%
A-Mark Precious Metals, Inc.	2,084	63,374
G-III Apparel Group, Ltd.†	5,027	98,027
Global Industrial Co.	1,498	47,547
H&E Equipment Services, Inc.	3,676	138,806
Hudson Technologies, Inc.†	4,969	45,764
KAR Auction Services, Inc.†	13,240	192,377
MRC Global, Inc.†	9,566	95,947
Resideo Technologies, Inc.†	16,663	393,580
ScanSource, Inc.†	2,909	90,121
Thredup, Inc. Class A†	6,763	8,318

SunAmerica Series Trust SA Small Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Distribution/Wholesale (continued)
Titan Machinery, Inc.†	2,332	$ 80,174
Veritiv Corp.†	1,560	181,366
VSE Corp.	1,222	56,566
		1,491,967
Diversified Financial Services — 2.5%
Amerant Bancorp, Inc.	3,195	96,170
Applied Blockchain, Inc.†	929	2,090
Artisan Partners Asset Management, Inc., Class A	6,924	197,403
AssetMark Financial Holdings, Inc.†	2,483	51,423
Associated Capital Group, Inc., Class A	195	7,859
Atlanticus Holdings Corp.†	485	13,852
B. Riley Financial, Inc.	2,369	96,371
BGC Partners, Inc., Class A	36,817	145,795
Blucora, Inc.†	5,486	120,857
Bread Financial Holdings, Inc.	5,770	208,355
BrightSphere Investment Group, Inc.	3,724	70,086
Brookfield Business Corp., Class A	2,993	76,681
Cohen & Steers, Inc.	2,927	176,088
Columbia Financial, Inc.†	3,923	80,578
Consumer Portfolio Services, Inc.†	1,098	7,049
Cowen, Inc., Class A	3,027	116,903
Cryptyde, Inc.†	2,283	1,239
Curo Group Holdings Corp.	2,531	13,085
Diamond Hill Investment Group, Inc.	340	61,183
Enact Holdings, Inc.	3,461	88,740
Encore Capital Group, Inc.†	2,725	138,757
Enova International, Inc.†	3,606	135,189
EZCORP, Inc., Class A†	5,758	55,622
Federal Agricultural Mtg. Corp., Class C	1,049	120,845
Federated Hermes, Inc.	9,836	341,801
Finance of America Cos., Inc., Class A†	4,473	7,202
First Western Financial, Inc.†	910	25,125
Flywire Corp.†	6,442	141,402
Focus Financial Partners, Inc., Class A†	6,684	232,536
GCM Grosvenor, Inc., Class A	4,736	39,167
Hamilton Lane, Inc., Class A	4,068	243,348
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	9,819	266,880
Home Point Capital, Inc.	915	1,592
Houlihan Lokey, Inc.	5,763	514,751
International Money Express, Inc.†	3,688	99,687
LendingClub Corp.†	11,827	125,839
LendingTree, Inc.†	1,209	30,503
Moelis & Co., Class A	7,344	311,826
Mr. Cooper Group, Inc.†	8,110	320,264
Navient Corp.	12,838	194,367
Nelnet, Inc., Class A	1,679	149,582
NerdWallet, Inc., Class A†	2,951	34,645
Oportun Financial Corp.†	3,204	17,622
Oppenheimer Holdings, Inc., Class A	941	32,389
OppFi, Inc.†	1,587	3,602
PennyMac Financial Services, Inc.	3,232	172,330
Perella Weinberg Partners	4,726	37,241
Piper Sandler Cos.	1,958	250,565
PJT Partners, Inc., Class A	2,720	202,368
PRA Group, Inc.†	4,438	148,673
Radian Group, Inc.	18,673	389,706
Regional Management Corp.	887	30,123
Sculptor Capital Management, Inc.	2,956	31,363
Security Description	Shares or Principal Amount	Value

Diversified Financial Services (continued)
Silvercrest Asset Manageme A	1,142	$ 21,687
StepStone Group, Inc., Class A	6,139	181,223
StoneX Group, Inc.†	1,982	184,960
Sunlight Financial Holdings, Inc.†	2,800	3,388
Velocity Financial, Inc.†	992	9,632
Victory Capital Holdings, Inc. Class A	1,901	54,977
Virtus Investment Partners, Inc.	800	137,192
WisdomTree Investments, Inc.	15,695	85,224
World Acceptance Corp.†	450	36,549
		7,193,551
Electric — 1.5%
ALLETE, Inc.	6,605	371,663
Altus Power, Inc.†	4,826	48,067
Ameresco, Inc., Class A†	3,664	221,599
Avista Corp.	8,347	342,477
Black Hills Corp.	7,490	489,621
Clearway Energy, Inc., Class A	4,012	129,708
Clearway Energy, Inc., Class C	9,451	328,328
FTC Solar, Inc.†	4,869	10,079
MGE Energy, Inc.	4,195	285,638
NorthWestern Corp.	6,496	343,184
Ormat Technologies, Inc.	5,226	472,692
Otter Tail Corp.	4,739	319,503
PNM Resources, Inc.	9,847	457,590
Portland General Electric Co.	10,310	463,331
Unitil Corp.	1,831	96,512
Via Renewables, Inc.	1,417	9,905
		4,389,897
Electrical Components & Equipment — 0.7%
Belden, Inc.	4,976	346,479
Blink Charging Co.†	4,126	61,065
Encore Wire Corp.	2,127	292,654
Energizer Holdings, Inc.	7,683	221,962
EnerSys	4,701	311,629
ESS Tech, Inc.†	9,293	39,309
Insteel Industries, Inc.	2,157	56,837
nLight, Inc.†	5,118	55,121
Novanta, Inc.†	4,093	578,750
Powell Industries, Inc.	1,053	25,978
		1,989,784
Electronics — 1.6%
Advanced Energy Industries, Inc.	4,329	340,476
Akoustis Technologies, Inc.†	5,987	19,937
Allied Motion Technologies, Inc.	1,539	52,049
Atkore, Inc.†	4,749	452,580
Badger Meter, Inc.	3,372	379,282
Benchmark Electronics, Inc.	4,024	114,241
Berkshire Grey, Inc.†	5,623	7,535
Brady Corp., Class A	5,258	240,553
Charge Enterprises, Inc.†	14,986	33,269
Comtech Telecommunications Corp.	2,981	32,940
CTS Corp.	3,653	144,367
Cyberoptics Corp.†	826	44,579
Enovix Corp.†	12,533	236,498
Evolv Technologies Holdings, Inc.†	9,684	28,374
FARO Technologies, Inc.†	2,107	61,545
GoPro, Inc., Class A†	14,888	81,140
Identiv, Inc.†	2,543	30,643
Itron, Inc.†	5,198	254,130

SunAmerica Series Trust SA Small Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electronics (continued)
Kimball Electronics, Inc.†	2,762	$ 57,090
Knowles Corp.†	10,323	141,941
Mesa Laboratories, Inc.	580	76,682
Microvision, Inc.†	19,076	69,818
Mirion Technologies, Inc.†	15,783	127,527
Napco Security Technologies, Inc.†	3,385	96,202
OSI Systems, Inc.†	1,866	153,348
Plexus Corp.†	3,164	311,338
Sanmina Corp.†	6,571	368,304
Stoneridge, Inc.†	3,034	63,320
TTM Technologies, Inc.†	11,676	178,760
Turtle Beach Corp.†	1,784	13,915
Vicor Corp.†	2,536	121,145
Vishay Intertechnology, Inc.	15,237	318,606
Vishay Precision Group, Inc.†	1,431	48,296
		4,700,430
Energy-Alternate Sources — 0.8%
Aemetis, Inc.†	3,400	25,160
Alto Ingredients, Inc.†	8,322	34,370
Archaea Energy, Inc.†	6,865	177,186
Array Technologies, Inc.†	17,371	314,415
Cleanspark, Inc.†	5,257	18,294
Energy Vault Holdings, Inc.†	7,308	23,532
Eneti, Inc.	2,703	22,219
Fluence Energy, Inc.†	4,139	61,795
FuelCell Energy, Inc.†	44,879	140,023
FutureFuel Corp.	2,977	20,363
Gevo, Inc.†	22,677	51,023
Green Plains, Inc.†	6,075	175,507
Heliogen, Inc.†	10,468	18,842
Montauk Renewables, Inc.†	7,420	111,077
REX American Resources Corp.†	1,825	54,732
Shoals Technologies Group, Inc., Class A†	12,887	297,819
Stem, Inc.†	16,604	225,814
Sunnova Energy International, Inc.†	11,439	212,079
SunPower Corp.†	9,428	174,324
TPI Composites, Inc.†	4,215	41,981
		2,200,555
Engineering & Construction — 1.5%
908 Devices, Inc.†	2,519	40,279
Arcosa, Inc.	5,581	358,300
Aris Water Solution, Inc., Class A	2,537	43,205
Atlas Technical Consultants, Inc.†	2,151	16,305
Comfort Systems USA, Inc.	4,084	503,476
Concrete Pumping Holdings, Inc.†	3,025	19,375
Construction Partners, Inc., Class A†	4,596	143,119
Dycom Industries, Inc.†	3,327	393,185
EMCOR Group, Inc.	5,636	795,240
Exponent, Inc.	5,859	558,128
Fluor Corp.†	16,400	496,264
Frontdoor, Inc.†	9,538	210,408
Granite Construction, Inc.	5,098	171,956
Great Lakes Dredge & Dock Corp.†	7,530	56,927
IES Holdings, Inc.†	1,002	33,106
Latham Group, Inc.†	4,961	21,928
MYR Group, Inc.†	1,889	165,306
NV5 Global, Inc.†	1,558	225,832
Primoris Services Corp.	6,112	123,401
Security Description	Shares or Principal Amount	Value

Engineering & Construction (continued)
Sterling Construction Co., Inc.†	3,374	$ 91,064
Tutor Perini Corp.†	4,846	35,957
		4,502,761
Entertainment — 0.9%
Accel Entertainment, Inc.†	6,627	65,077
Bally's Corp.†	4,187	94,375
Cinemark Holdings, Inc.†	12,557	133,230
Everi Holdings, Inc.†	9,941	188,680
Golden Entertainment, Inc.†	2,317	97,824
IMAX Corp.†	5,421	69,009
International Game Technology PLC	11,318	226,926
Liberty Media Corp. - Liberty Braves, Series A†	1,154	36,801
Liberty Media Corp. - Liberty Braves, Series C†	4,340	135,234
Light & Wonder, Inc.†	10,882	610,915
Lions Gate Entertainment Corp., Class A†	6,717	54,139
Lions Gate Entertainment Corp., Class B†	13,304	100,977
Madison Square Garden Entertainment Corp.†	2,967	145,472
Monarch Casino & Resort, Inc.†	1,533	121,736
NeoGames SA†	1,499	25,783
RCI Hospitality Holdings, Inc.	992	83,755
Red Rock Resorts, Inc., Class A	5,844	243,403
Reservoir Media, Inc.†	2,356	13,665
Rush Street Interactive, Inc.†	6,997	29,038
SeaWorld Entertainment, Inc.†	4,847	281,901
		2,757,940
Environmental Control — 0.6%
Casella Waste Systems, Inc., Class A†	5,753	470,653
Centrus Energy Corp., Class A†	1,227	58,049
Energy Recovery, Inc.†	6,341	163,154
Evoqua Water Technologies Corp.†	13,554	531,046
Harsco Corp.†	9,049	47,869
Heritage-Crystal Clean, Inc.†	1,807	49,638
Li-Cycle Holdings Corp.†	15,746	93,846
Montrose Environmental Group, Inc.†	3,165	138,564
Pure Cycle Corp.†	2,243	19,357
PureCycle Technologies, Inc.†	12,243	101,250
		1,673,426
Food — 1.6%
B&G Foods, Inc.	8,153	133,546
Beyond Meat, Inc.†	7,074	111,062
Boxed, Inc.†	6,624	3,311
Calavo Growers, Inc.	1,988	68,765
Cal-Maine Foods, Inc.	4,368	246,836
Chefs' Warehouse, Inc.†	3,929	143,919
Hain Celestial Group, Inc.†	8,664	162,103
HF Foods Group, Inc.†	4,028	18,650
Hostess Brands, Inc.†	15,681	415,233
Ingles Markets, Inc., Class A	1,638	154,578
J&J Snack Foods Corp.	1,752	258,613
John B. Sanfilippo & Son, Inc.	1,029	85,829
Krispy Kreme, Inc.	8,275	118,746
Lancaster Colony Corp.	2,240	403,827
Landec Corp.†	3,018	30,029
Mission Produce, Inc.†	4,618	76,844

SunAmerica Series Trust SA Small Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Food (continued)
Natural Grocers by Vitamin Cottage, Inc.	1,068	$ 12,282
Seneca Foods Corp., Class A†	623	39,318
Simply Good Foods Co.†	10,376	397,401
SpartanNash Co.	4,116	146,982
Sprouts Farmers Market, Inc.†	12,394	365,623
SunOpta, Inc.†	11,252	126,360
Sweetgreen, Inc.†	10,097	187,804
Tattooed Chef, Inc.†	5,640	26,790
Tootsie Roll Industries, Inc.	1,799	72,662
TreeHouse Foods, Inc.†	5,860	294,406
United Natural Foods, Inc.†	6,696	283,977
Utz Brands, Inc.	7,572	122,742
Village Super Market, Inc., Class A	975	21,684
Weis Markets, Inc.	1,894	177,411
Whole Earth Brands, Inc.†	4,684	16,160
		4,723,493
Food Service — 0.1%
Healthcare Services Group, Inc.	8,540	119,218
Sovos Brands, Inc.†	4,414	61,178
		180,396
Forest Products & Paper — 0.1%
Clearwater Paper Corp.†	1,926	85,669
Glatfelter Corp.	5,070	14,348
Resolute Forest Products, Inc.†	5,294	110,168
Sylvamo Corp.	4,091	197,063
		407,248
Gas — 1.2%
Brookfield Infrastructure Corp., Class A	11,284	486,566
Chesapeake Utilities Corp.	2,006	249,506
New Jersey Resources Corp.	11,093	495,192
Northwest Natural Holding Co.	3,995	192,120
ONE Gas, Inc.	6,196	480,066
South Jersey Industries, Inc.	14,152	490,650
Southwest Gas Holdings, Inc.	7,720	564,100
Spire, Inc.	5,875	410,134
		3,368,334
Hand/Machine Tools — 0.3%
Cadre Holdings, Inc.	2,195	64,467
Enerpac Tool Group Corp.	6,735	171,137
Franklin Electric Co., Inc.	5,312	435,265
Kennametal, Inc.	9,376	250,433
Luxfer Holdings PLC	3,126	45,233
		966,535
Healthcare-Products — 3.8%
Adaptive Biotechnologies Corp.†	12,844	99,926
Akoya Biosciences, Inc.†	1,817	24,984
Alphatec Holdings, Inc.†	8,350	85,504
AngioDynamics, Inc.†	4,287	60,404
Artivion, Inc.†	4,487	50,075
AtriCure, Inc.†	5,252	221,214
Atrion Corp.	158	94,849
Avanos Medical, Inc.†	5,334	118,148
AxoGen, Inc.†	4,671	53,343
Axonics, Inc.†	5,647	413,022
BioLife Solutions, Inc.†	3,883	91,328
Bionano Genomics, Inc.†	33,631	78,697
Security Description	Shares or Principal Amount	Value

Healthcare-Products (continued)
Bioventus, Inc., Class A†	3,641	$ 29,638
Butterfly Network, Inc.†	15,312	75,029
Cardiovascular Systems, Inc.†	4,576	66,077
CareDx, Inc.†	5,866	116,792
Castle Biosciences, Inc.†	2,827	72,145
Cerus Corp.†	19,881	72,764
CONMED Corp.	3,354	267,414
Cue Health Inc†	12,544	49,800
Cutera, Inc.†	1,912	87,895
Glaukos Corp.†	5,271	295,545
Haemonetics Corp.†	5,851	497,042
Inari Medical, Inc.†	5,558	427,577
Inogen, Inc.†	2,648	60,004
Inspire Medical Systems, Inc.†	3,252	633,977
Integer Holdings Corp.†	3,796	236,605
iRadimed Corp.	821	23,850
iRhythm Technologies, Inc.†	3,438	438,311
Lantheus Holdings, Inc.†	7,873	582,523
LeMaitre Vascular, Inc.	2,245	97,433
LivaNova PLC†	6,185	291,314
MaxCyte, Inc.†	10,024	69,366
Meridian Bioscience, Inc.†	4,953	158,347
Merit Medical Systems, Inc.†	6,440	442,879
MiMedx Group, Inc.†	12,998	38,474
NanoString Technologies, Inc.†	5,351	55,971
Nautilus Biotechnology, Inc.†	5,491	13,563
Neogen Corp.†	12,471	164,617
Nevro Corp.†	4,021	154,165
NuVasive, Inc.†	6,032	266,192
Omnicell, Inc.†	5,059	391,162
OraSure Technologies, Inc.†	8,269	36,053
Orthofix Medical, Inc.†	2,231	35,830
OrthoPediatrics Corp.†	1,719	73,040
Owlet, Inc.†	1,898	1,817
Pacific Biosciences of California, Inc.†	26,023	219,634
Paragon 28, Inc.†	5,312	106,081
Patterson Cos., Inc.	10,043	260,817
PROCEPT BioRobotics Corp.†	2,949	133,973
Pulmonx Corp.†	3,940	52,638
Quanterix Corp.†	3,911	43,295
Quantum-Si, Inc.†	10,522	31,882
RxSight, Inc.†	2,372	29,508
SeaSpine Holdings Corp.†	4,129	26,549
Shockwave Medical, Inc.†	4,102	1,202,501
SI-BONE, Inc.†	3,913	76,069
Silk Road Medical, Inc.†	3,981	175,482
SomaLogic, Inc.†	17,241	59,826
STAAR Surgical Co.†	5,525	391,557
Surmodics, Inc.†	1,570	53,600
Tactile Systems Technology, Inc.†	2,234	16,621
Tenon Medical, Inc.†	372	662
Treace Medical Concepts, Inc.†	3,842	94,052
Utah Medical Products, Inc.	397	35,551
Varex Imaging Corp.†	4,450	98,390
Vicarious Surgical, Inc.†	6,285	24,323
ViewRay, Inc.†	17,056	73,170
Zimvie, Inc.†	2,397	21,022
Zynex, Inc.	2,547	29,036
		10,970,944
Healthcare-Services — 1.5%
23andMe Holding Co. Class A†	29,751	93,418

SunAmerica Series Trust SA Small Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Healthcare-Services (continued)
Accolade, Inc.†	7,497	$ 80,818
Addus HomeCare Corp.†	1,781	182,410
Agiliti, Inc.†	3,212	56,114
American Well Corp., Class A†	26,427	108,086
ATI Physical Therapy, Inc.†	8,619	9,395
Aveanna Healthcare Holdings, Inc.†	5,130	7,131
Babylon Holdings, Ltd. Class A†	12,545	5,940
Bright Health Group, Inc.†	22,239	22,906
Brookdale Senior Living, Inc.†	21,429	95,788
Cano Health, Inc.†	18,651	66,771
CareMax, Inc.†	6,870	48,365
Clover Health Investments Corp.†	44,505	70,318
Community Health Systems, Inc.†	14,408	41,351
DocGo, Inc.†	9,277	91,842
Ensign Group, Inc.	6,207	557,264
Fulgent Genetics, Inc.†	2,483	98,401
Innovage Holding Corp.†	2,204	13,643
Inotiv, Inc.†	2,006	41,685
Invitae Corp.†	27,211	70,204
Joint Corp.†	1,620	26,762
LHC Group, Inc.†	3,436	574,156
LifeStance Health Group, Inc.†	8,324	62,846
Medpace Holdings, Inc.†	2,924	649,070
ModivCare, Inc.†	1,457	141,679
Nano-X Imaging, Ltd.†	5,270	74,834
National HealthCare Corp.	1,449	88,273
Oncology Institute, Inc.†	4,008	18,196
OPKO Health, Inc.†	46,512	88,373
Oscar Health, Inc.†	13,610	50,765
P3 Health Partners, Inc.†	2,800	13,860
Pediatrix Medical Group, Inc. †	9,570	185,658
Pennant Group, Inc.†	2,974	36,610
RadNet, Inc.†	5,751	109,959
Science 37 Holdings, Inc.†	7,172	10,399
Select Medical Holdings Corp.	11,996	308,057
Sema4 Holdings Corp.†	18,214	18,760
Surgery Partners, Inc.†	4,571	124,286
Thorne HealthTech, Inc.†	1,584	7,698
U.S. Physical Therapy, Inc.	1,481	131,513
		4,483,604
Holding Companies-Diversified — 0.0%
Professional Holding Corp. A†	1,489	40,307
Home Builders — 1.1%
Beazer Homes USA, Inc.†	3,433	38,827
Cavco Industries, Inc.†	1,027	232,790
Century Communities, Inc.	3,304	147,061
Dream Finders Homes, Inc., Class A†	2,414	26,795
Forestar Group, Inc.†	2,099	24,306
Green Brick Partners, Inc.†	3,128	72,351
Hovnanian Enterprises, Inc., Class A†	595	23,996
Installed Building Products, Inc.	2,742	235,812
KB Home	9,070	261,397
Landsea Homes Corp.†	1,088	5,288
LCI Industries	2,863	303,793
LGI Homes, Inc.†	2,364	217,606
M/I Homes, Inc.†	3,106	128,868
MDC Holdings, Inc.	6,590	200,731
Meritage Homes Corp.†	4,185	318,730
Skyline Champion Corp.†	6,146	357,759
Security Description	Shares or Principal Amount	Value

Home Builders (continued)
Taylor Morrison Home Corp.†	12,647	$ 333,122
Tri Pointe Homes, Inc.†	11,624	194,702
Winnebago Industries, Inc.	3,576	213,452
		3,337,386
Home Furnishings — 0.4%
Aterian, Inc.†	7,597	8,357
Ethan Allen Interiors, Inc.	2,607	66,713
iRobot Corp.†	3,093	174,755
Lovesac Co.†	1,605	39,066
MillerKnoll, Inc.	8,758	185,494
Purple Innovation, Inc.†	6,324	22,261
Sleep Number Corp.†	2,457	68,157
Snap One Holdings Corp.†	2,075	24,734
Sonos, Inc.†	14,704	237,029
Traeger, Inc.†	3,689	15,309
Universal Electronics, Inc.†	1,395	28,472
Vizio Holding Corp. A†	7,817	87,550
Weber, Inc., Class A	3,114	20,739
Xperi, Inc.†	4,802	67,084
		1,045,720
Household Products/Wares — 0.3%
ACCO Brands Corp.	10,599	48,755
Central Garden & Pet Co.†	1,135	46,842
Central Garden & Pet Co., Class A†	4,622	180,905
Helen of Troy, Ltd.†	2,739	259,164
Leafly Holdings, Inc.†	3,515	3,116
Quanex Building Products Corp.	3,815	84,540
WD-40 Co.	1,574	252,092
		875,414
Housewares — 0.0%
Lifetime Brands, Inc.	1,474	12,625
Tupperware Brands Corp.†	5,083	39,291
		51,916
Insurance — 2.4%
Ambac Financial Group, Inc.†	5,100	71,655
American Equity Investment Life Holding Co.	8,342	359,373
AMERISAFE, Inc.	2,202	128,619
Argo Group International Holdings, Ltd.	3,659	90,999
BRP Group, Inc., Class A†	6,868	194,708
CNO Financial Group, Inc.	13,079	288,523
Crawford & Co., Class A	1,781	10,668
Doma Holdings, Inc.†	15,777	8,561
Donegal Group, Inc., Class A	1,793	26,250
eHealth, Inc.†	2,851	7,641
Employers Holdings, Inc.	3,132	136,587
Enstar Group, Ltd.†	1,295	259,673
Essent Group, Ltd.	12,142	480,580
Genworth Financial, Inc., Class A†	57,869	270,248
Goosehead Insurance, Inc., Class A†	2,195	91,114
Greenlight Capital Re, Ltd., Class A†	3,011	25,413
HCI Group, Inc.	744	27,260
Hippo Holdings, Inc.†	1,828	31,588
Horace Mann Educators Corp.	4,736	186,883
Investors Title Co.	150	22,042
Jackson Financial, Inc., Class A	8,809	337,913
James River Group Holdings, Ltd.	4,236	107,044
Kinsale Capital Group, Inc.	2,494	786,034

SunAmerica Series Trust SA Small Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
Lemonade, Inc.†	5,350	$ 129,470
MBIA, Inc.†	5,533	59,535
Mercury General Corp.	3,083	89,407
National Western Life Group, Inc., Class A	261	51,683
NI Holdings, Inc.†	974	13,227
NMI Holdings, Inc., Class A†	9,588	210,265
Palomar Holdings, Inc.†	2,798	248,910
ProAssurance Corp.	6,212	137,968
RLI Corp.	4,499	585,185
Root, Inc., Class A†	894	7,626
Safety Insurance Group, Inc.	1,640	142,598
Selective Insurance Group, Inc.	6,876	674,398
Selectquote, Inc.†	15,404	10,382
SiriusPoint, Ltd.†	10,614	68,142
Stewart Information Services Corp.	3,091	120,425
Tiptree, Inc.	2,854	34,762
Trean Insurance Group, Inc.†	2,604	9,557
Trupanion, Inc.†	4,493	226,762
United Fire Group, Inc.	2,460	66,666
Universal Insurance Holdings, Inc.	3,014	30,261
		6,866,605
Internet — 1.7%
1-800-Flowers.com, Inc., Class A†	3,100	22,599
1stdibs.com, Inc.†	2,727	18,462
aka Brands Holding Corp.†	1,288	2,628
Allbirds, Inc., Class A†	11,122	38,260
Arena Group Holdings, Inc.†	1,306	18,415
BARK, Inc.†	13,752	25,166
Blade Air Mobility, Inc.†	6,466	29,097
Bumble, Inc., Class A†	9,939	252,451
Cargurus, Inc.†	11,759	171,211
CarParts.com, Inc.†	5,851	27,383
Cars.com, Inc.†	7,766	107,792
ChannelAdvisor Corp.†	3,262	75,156
Cogent Communications Holdings, Inc.	4,956	260,240
ContextLogic, Inc., Class A†	66,663	52,197
Couchbase, Inc.†	3,053	39,078
Dhi Group, Inc.†	4,926	31,526
Edgio, Inc.†	15,820	42,556
ePlus, Inc.†	3,055	148,840
Eventbrite, Inc., Class A†	8,882	58,355
EverQuote, Inc., Class A†	2,262	13,776
Figs, Inc., Class A†	14,693	108,434
Focus Universal, Inc.†	2,039	20,757
FuboTV, Inc.†	20,523	75,114
Gambling.com Group, Ltd.†	999	8,372
Groupon, Inc.†	2,514	18,528
HealthStream, Inc.†	2,785	68,789
Innovid Corp.†	8,811	32,953
Inspirato, Inc.†	2,363	5,057
Lands' End, Inc.†	1,759	18,434
Liquidity Services, Inc.†	2,813	48,327
Lulu's Fashion Lounge Holdings, Inc.†	1,918	12,007
Magnite, Inc.†	15,079	109,926
Marqeta, Inc.†	50,021	394,165
MediaAlpha, Inc., Class A†	2,774	30,459
Nerdy, Inc.†	6,244	15,173
Open Lending Corp., Class A†	12,155	87,151
OptimizeRx Corp.†	2,037	31,400
Overstock.com, Inc.†	4,907	114,088
Security Description	Shares or Principal Amount	Value

Internet (continued)
Perficient, Inc.†	3,937	$ 263,661
Poshmark, Inc., Class A†	5,295	94,569
Q2 Holdings, Inc.†	6,437	199,804
QuinStreet, Inc.†	5,978	68,209
RealReal, Inc.†	9,928	16,778
Revolve Group, Inc.†	4,705	112,920
Rover Group, Inc.†	10,684	46,903
RumbleON, Inc., Class B†	1,193	19,529
Shutterstock, Inc.	2,794	139,784
Solo Brands, Inc., Class A†	2,532	10,457
Squarespace, Inc.†	3,610	80,178
Stitch Fix, Inc., Class A†	9,364	37,456
TechTarget, Inc.†	3,159	203,913
TrueCar, Inc.†	10,351	18,632
Tucows, Inc., Class A†	1,142	51,333
Upwork, Inc.†	13,814	185,798
Vacasa, Inc. Class A†	12,883	47,023
Vimeo, Inc.†	16,494	62,677
Vivid Seats, Inc. Class A†	2,953	24,215
Yelp, Inc.†	7,924	304,361
Ziff Davis, Inc.†	5,264	407,381
		5,029,903
Investment Companies — 0.1%
Cannae Holdings, Inc.†	8,217	190,306
Compass Diversified Holdings	7,134	151,811
Kinetik Holdings, Inc.	2,036	74,884
		417,001
Iron/Steel — 0.5%
ATI, Inc.†	14,301	425,598
Carpenter Technology Corp.	5,506	205,924
Commercial Metals Co.	13,944	634,452
Schnitzer Steel Industries, Inc., Class A	2,986	80,592
		1,346,566
Leisure Time — 0.5%
Acushnet Holdings Corp.	3,888	181,064
Bowlero Corp.†	4,654	67,762
Camping World Holdings, Inc., Class A	4,434	123,398
Clarus Corp.	3,324	40,254
F45 Training Holdings, Inc.†	4,169	13,924
Johnson Outdoors, Inc., Class A	614	32,309
Life Time Group Holdings, Inc.†	4,844	50,814
Lindblad Expeditions Holdings, Inc.†	3,869	32,461
Malibu Boats, Inc., Class A†	2,345	124,050
Marine Products Corp.	958	9,580
MasterCraft Boat Holdings, Inc.†	2,054	44,695
OneSpaWorld Holdings, Ltd.†	7,646	69,349
Topgolf Callaway Brands Corp.†	16,120	301,766
Virgin Galactic Holdings, Inc.†	26,298	121,497
Vista Outdoor, Inc.†	6,438	186,960
Xponential Fitness, Inc., Class A†	1,999	38,681
		1,438,564
Lodging — 0.2%
Bluegreen Vacations Holding Corp.	1,360	23,542
Century Casinos, Inc.†	3,140	24,963
Full House Resorts, Inc.†	3,787	26,547
Hilton Grand Vacations, Inc.†	10,123	397,226

SunAmerica Series Trust SA Small Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Lodging (continued)
Marcus Corp.	2,741	$ 41,225
Sonder Holdings, Inc.†	21,817	47,779
		561,282
Machinery-Construction & Mining — 0.4%
Argan, Inc.	1,544	53,530
Astec Industries, Inc.	2,631	114,843
Babcock & Wilcox Enterprises, Inc.†	7,000	31,920
Bloom Energy Corp., Class A†	20,263	379,121
Hyster-Yale Materials Handling, Inc.	1,249	36,421
Manitowoc Co, Inc.†	3,998	36,462
NuScale Power Corp.†	3,611	40,732
Terex Corp.	7,683	311,469
Transphorm, Inc.†	2,621	18,085
Volta, Inc.†	14,078	15,626
		1,038,209
Machinery-Diversified — 1.8%
Alamo Group, Inc.	1,159	176,261
Albany International Corp., Class A	3,593	329,191
Altra Industrial Motion Corp.	7,490	450,449
Applied Industrial Technologies, Inc.	4,411	548,640
Cactus, Inc., Class A	6,792	351,282
Chart Industries, Inc.†	4,232	943,228
CIRCOR International, Inc.†	2,129	44,006
Columbus McKinnon Corp.	3,228	92,063
CSW Industrials, Inc.	1,685	217,230
DXP Enterprises, Inc.†	1,754	50,182
Eastman Kodak Co.†	6,585	35,230
Gorman-Rupp Co.	2,621	71,134
GrafTech International, Ltd.	22,329	113,655
Hydrofarm Holdings Group, Inc.†	5,030	12,977
Ichor Holdings, Ltd.†	3,232	82,222
Kadant, Inc.	1,337	237,919
Lindsay Corp.	1,268	214,672
Mueller Water Products, Inc., Class A	17,967	210,214
Sarcos Technology and Robotics Corp.†	12,604	25,460
Tennant Co.	2,135	124,364
Thermon Group Holdings, Inc.†	3,816	67,772
Watts Water Technologies, Inc., Class A	3,153	461,473
Zurn Water Solutions Corp.	14,309	336,118
		5,195,742
Media — 0.5%
AMC Networks, Inc., Class A†	3,485	78,447
Audacy, Inc.†	13,891	4,801
Cumulus Media, Inc., Class A†	2,053	15,131
E.W. Scripps Co., Class A†	6,738	95,612
Gannett Co, Inc.†	16,591	24,057
Gray Television, Inc.	9,458	133,831
iHeartMedia, Inc., Class A†	13,889	115,001
Liberty Latin America, Ltd., Class A†	4,406	34,279
Liberty Latin America, Ltd., Class C†	17,180	133,832
Scholastic Corp.	3,430	130,820
Sinclair Broadcast Group, Inc., Class A	4,617	82,229
TEGNA, Inc.	25,673	536,052
Thryv Holdings, Inc.†	2,928	59,907
Urban One, Inc.†	954	5,753
Urban One, Inc.†	1,214	6,033
Security Description	Shares or Principal Amount	Value

Media (continued)
Value Line, Inc.	106	$ 5,681
WideOpenWest, Inc.†	6,176	84,673
		1,546,139
Medical - Biomedical/Gene — 0.0%
Contra Radius Health, Inc.†(1)	5,015	401
Metal Fabricate/Hardware — 0.9%
AZZ, Inc.	2,828	113,686
Fathom Digital Manufacturing C†	1,121	2,847
Helios Technologies, Inc.	3,749	212,531
Hillman Solutions Corp.†	15,506	121,102
Janus International Group, Inc.†	9,410	90,618
Mueller Industries, Inc.	6,447	403,840
Northwest Pipe Co.†	1,126	38,273
Olympic Steel, Inc.	1,106	30,094
Omega Flex, Inc.	376	35,494
Proto Labs, Inc.†	3,172	121,139
RBC Bearings, Inc.†	3,287	833,353
Ryerson Holding Corp.	2,238	75,085
Standex International Corp.	1,375	136,194
TimkenSteel Corp.†	5,345	93,217
Tredegar Corp.	3,132	34,107
Worthington Industries, Inc.	3,621	172,215
Xometry, Inc., Class A†	3,893	233,813
		2,747,608
Mining — 0.8%
5E Advanced Materials, Inc.†	3,801	50,857
Arconic Corp.†	11,831	245,612
Century Aluminum Co.†	5,985	43,152
Coeur Mining, Inc.†	32,098	121,330
Compass Minerals International, Inc.	3,951	156,223
Constellium SE†	14,564	160,495
Dakota Gold Corp.†	5,921	20,427
Energy Fuels, Inc.†	17,976	129,427
Hecla Mining Co.	63,746	291,319
Hycroft Mining Holding Corp.†	17,391	11,993
Ivanhoe Electric, Inc.†	1,671	17,479
Kaiser Aluminum Corp.	1,825	147,442
Livent Corp.†	18,674	589,538
Novagold Resources, Inc.†	27,555	127,580
Pan American Silver Corp. CVR†	29,003	17,402
Piedmont Lithium, Inc.†	2,001	124,502
PolyMet Mining Corp.†	3,367	10,067
United States Lime & Minerals, Inc.	234	29,519
Uranium Energy Corp.†	36,986	155,711
Ur-Energy, Inc.†	24,126	31,123
		2,481,198
Miscellaneous Manufacturing — 1.0%
AMMO, Inc.†	10,067	32,718
Chase Corp.	870	81,963
EnPro Industries, Inc.	2,398	255,387
ESCO Technologies, Inc.	2,969	255,839
Fabrinet†	4,255	486,772
Federal Signal Corp.	6,883	321,092
Haynes International, Inc.	1,409	68,914
Hillenbrand, Inc.	7,983	352,689
John Bean Technologies Corp.	3,645	332,424
LSB Industries, Inc.†	3,654	64,420
Materion Corp.	2,353	201,676
Myers Industries, Inc.	4,181	84,832

SunAmerica Series Trust SA Small Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Miscellaneous Manufacturing (continued)
NL Industries, Inc.	963	$ 8,436
Park Aerospace Corp.	2,257	28,077
Sight Sciences, Inc.†	2,481	19,426
Smith & Wesson Brands, Inc.	5,232	59,069
Sturm Ruger & Co., Inc.	1,986	111,474
Trinity Industries, Inc.	9,466	270,065
		3,035,273
Multi-National — 0.0%
Banco Latinoamericano de Comercio Exterior SA, Class E	3,170	49,737
Office Furnishings — 0.1%
CompX International, Inc.	183	3,263
HNI Corp.	4,746	137,586
Interface, Inc.	6,749	76,331
Kimball International, Inc., Class B	4,166	30,787
Steelcase, Inc., Class A	10,028	77,918
		325,885
Office/Business Equipment — 0.1%
Pitney Bowes, Inc.	19,948	62,039
Xerox Holdings Corp.	13,175	192,750
		254,789
Oil & Gas — 3.9%
Amplify Energy Corp.†	4,110	40,648
Battalion Oil Corp.†	289	3,795
Berry Corp.	9,006	79,883
Borr Drilling, Ltd.†	22,473	110,342
Brigham Minerals, Inc., Class A	6,032	186,992
California Resources Corp.	8,753	394,848
Callon Petroleum Co.†	5,670	249,253
Chord Energy Corp.	4,787	732,842
Civitas Resources, Inc.	8,497	594,025
CNX Resources Corp.†	21,574	362,659
Comstock Resources, Inc.†	10,562	198,354
Crescent Energy, Inc.	3,744	51,592
Delek US Holdings, Inc.	8,121	240,869
Denbury, Inc.†	5,775	527,893
Diamond Offshore Drilling, Inc.†	11,658	114,831
Earthstone Energy, Inc., Class A†	5,167	83,499
Empire Petroleum Corp.†	1,165	18,640
Energy, Inc. CVR	3,407	133,077
Gulfport Energy Corp.†	1,290	115,468
Helmerich & Payne, Inc.	11,845	586,446
HighPeak Energy, Inc.	777	18,120
Kosmos Energy, Ltd.†	52,023	337,629
Laredo Petroleum, Inc.†	1,944	125,680
Magnolia Oil & Gas Corp., Class A	19,225	493,698
Matador Resources Co.	12,970	861,856
Murphy Oil Corp.	16,983	823,845
Nabors Industries, Ltd.†	1,044	181,687
Noble Corp. PLC†	8,513	306,809
Northern Oil and Gas, Inc.	7,712	263,288
Par Pacific Holdings, Inc.†	5,634	128,906
Patterson-UTI Energy, Inc.	24,717	436,255
PBF Energy, Inc., Class A	11,154	493,565
Permian Resources Corp.†	23,702	231,569
Ranger Oil Corp. Class A	2,294	93,825
Riley Exploration Permian, Inc.	1,197	34,797
Security Description	Shares or Principal Amount	Value

Oil & Gas (continued)
Ring Energy, Inc.†	9,960	$ 31,772
SandRidge Energy, Inc.†	3,661	69,156
SilverBow Resources, Inc.†	1,352	47,955
Sitio Royalties Corp.	1,343	38,087
SM Energy Co.	13,956	627,741
Talos Energy, Inc.†	7,621	162,175
Tellurian, Inc.†	58,786	158,722
VAALCO Energy, Inc.	12,244	63,057
Valaris, Ltd.†	7,019	469,782
Vertex Energy, Inc.†	6,230	53,142
W&T Offshore, Inc.†	10,892	82,670
		11,461,744
Oil & Gas Services — 1.1%
Archrock, Inc.	15,597	117,133
Bristow Group, Inc.†	2,691	80,568
ChampionX Corp.	23,543	673,801
DMC Global, Inc.†	2,163	46,807
Dril-Quip, Inc.†	3,929	97,753
Expro Group Holdings NV†	8,932	169,083
Helix Energy Solutions Group, Inc.†	16,477	115,339
Liberty Energy, Inc.†	16,449	278,153
National Energy Services Reunited Corp.†	4,395	33,226
Newpark Resources, Inc.†	9,938	36,373
NexTier Oilfield Solutions, Inc.†	20,236	203,979
NOW, Inc.†	12,708	161,773
Oceaneering International, Inc.†	11,523	161,207
Oil States International, Inc.†	7,252	46,920
ProFrac Holding Corp., Class A†	1,587	34,771
ProPetro Holding Corp.†	10,064	119,158
RPC, Inc.	8,566	95,340
Select Energy Services, Inc., Class A	8,226	79,381
Solaris Oilfield Infrastructure, Inc., Class A	3,638	49,550
TETRA Technologies, Inc.†	14,341	70,844
Tidewater, Inc.†	4,913	166,551
US Silica Holdings, Inc.†	8,539	122,876
Weatherford International PLC†	8,144	339,442
		3,300,028
Packaging & Containers — 0.3%
Greif, Inc., Class A	2,976	197,041
Greif, Inc., Class B	621	43,973
Karat Packaging, Inc.†	653	10,696
Matthews International Corp., Class A	3,442	92,521
O-I Glass, Inc.†	17,933	292,487
Pactiv Evergreen, Inc,	4,980	54,332
Ranpak Holdings Corp.†	5,006	19,023
TriMas Corp.	4,826	110,274
UFP Technologies, Inc.†	787	73,860
		894,207
Pharmaceuticals — 2.6%
AbCellera Biologics, Inc.†	23,858	282,240
Aclaris Therapeutics, Inc.†	7,442	116,170
AdaptHealth Corp.†	8,321	189,719
Aduro Biotech Holding, Inc. CVR†(1)	1,482	0
Aerie Pharmaceuticals, Inc.†	5,478	83,375
Agios Pharmaceuticals, Inc.†	6,287	173,144
Alector, Inc.†	7,164	65,909
Alkermes PLC†	18,785	426,419
Amneal Pharmaceuticals, Inc.†	11,864	26,101

SunAmerica Series Trust SA Small Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Pharmaceuticals (continued)
Amphastar Pharmaceuticals, Inc.†	4,412	$ 136,331
Amylyx Pharmaceuticals, Inc.†	4,061	144,856
Anika Therapeutics, Inc.†	1,679	47,717
Arvinas, Inc.†	5,604	278,575
Beachbody Co. Inc†	12,058	12,179
BellRing Brands, Inc.†	15,195	368,023
Bioxcel Therapeutics, Inc.†	2,203	27,736
Catalyst Pharmaceuticals, Inc.†	11,038	153,097
Chimerix, Inc.†	9,700	17,169
Coherus Biosciences, Inc.†	8,485	73,819
Collegium Pharmaceutical, Inc.†	3,914	70,217
Contra Zogenix, Inc. CVR†(1)	5,635	3,832
Corcept Therapeutics, Inc.†	9,823	280,938
Eagle Pharmaceuticals, Inc.†	1,195	37,607
Embecta Corp.	6,706	207,350
Enanta Pharmaceuticals, Inc.†	2,256	101,768
Foghorn Therapeutics, Inc.†	2,315	20,233
Fulcrum Therapeutics, Inc.†	3,934	21,873
Gelesis Holdings, Inc.†	1,804	672
Harmony Biosciences Holdings, Inc.†	3,021	157,092
Herbalife Nutrition, Ltd.†	11,285	239,919
Heron Therapeutics, Inc.†	11,856	45,646
Heska Corp.†	1,112	79,797
Ideaya Biosciences, Inc.†	4,097	69,198
Ironwood Pharmaceuticals, Inc.†	15,746	172,261
Jounce Therapeutics, Inc.†	4,854	10,582
KalVista Pharmaceuticals, Inc.†	2,820	14,297
Kura Oncology, Inc.†	7,309	113,436
Lyell Immunopharma, Inc.†	19,933	117,206
Madrigal Pharmaceuticals, Inc.†	1,467	103,893
MannKind Corp.†	28,673	96,915
Mirum Pharmaceuticals, Inc.†	2,083	46,972
Morphic Holding, Inc.†	2,965	83,050
Nature's Sunshine Products, Inc.†	1,546	13,048
Ocugen, Inc.†	24,659	42,413
Ocular Therapeutix, Inc.†	8,877	32,046
Option Care Health, Inc.†	18,009	544,952
Outlook Therapeutics, Inc.†	13,646	15,829
Owens & Minor, Inc.	8,502	144,534
Pacira BioSciences, Inc.†	5,176	267,910
PetIQ, Inc.†	3,155	25,934
Phibro Animal Health Corp., Class A	2,350	34,522
PMV Pharmaceuticals Inc†	4,243	52,231
Prestige Consumer Healthcare, Inc.†	5,738	312,606
Progenics Pharmaceuticals, Inc. CVR†(1)	9,786	11,263
Prometheus Biosciences, Inc.†	3,527	185,238
Protagonist Therapeutics, Inc.†	5,301	42,938
Reata Pharmaceuticals, Inc., Class A†	3,185	102,557
Relmada Therapeutics, Inc.†	3,155	20,160
Revance Therapeutics, Inc.†	8,265	184,392
Senseonics Holdings, Inc.†	52,774	62,273
Seres Therapeutics, Inc.†	8,117	71,917
SIGA Technologies, Inc.	5,427	49,874
Supernus Pharmaceuticals, Inc.†	5,646	193,488
Tricida, Inc.†	3,836	1,275
USANA Health Sciences, Inc.†	1,294	67,948
Vanda Pharmaceuticals, Inc.†	6,395	66,956
Vaxcyte, Inc.†	7,774	339,024
Security Description	Shares or Principal Amount	Value

Pharmaceuticals (continued)
Xeris Biopharma Holdings, Inc.†	15,253	$ 24,405
Y-mAbs Therapeutics, Inc.†	4,230	15,270
		7,642,336
Pipelines — 0.3%
Equitrans Midstream Corp.	47,371	398,864
Excelerate Energy, Inc.	2,137	59,024
Golar LNG, Ltd.†	11,631	323,574
NextDecade Corp.†	3,716	26,012
		807,474
Private Equity — 0.0%
Chicago Atlantic Real Estate Finance, Inc.	627	9,292
Real Estate — 0.6%
American Realty Investors In†	172	3,050
Angel Oak Mtg., Inc.	1,374	14,193
Anywhere Real Estate, Inc.†	12,922	96,011
Compass, Inc., Class A†	31,465	83,068
Cushman & Wakefield PLC†	18,317	211,561
Douglas Elliman, Inc.	8,709	40,236
eXp World Holdings, Inc.	8,025	106,010
FRP Holdings, Inc.†	772	46,806
Kennedy-Wilson Holdings, Inc.	13,607	226,012
Legacy Housing Corp.†	1,008	18,709
Marcus & Millichap, Inc.	2,944	108,457
McGrath RentCorp	2,792	262,588
Newmark Group, Inc., Class A	16,320	133,661
Offerpad Solutions, Inc.†	7,865	7,664
Radius Global Infrastructure, Inc., Class A†	8,841	82,663
RE/MAX Holdings, Inc., Class A	2,107	41,002
Redfin Corp.†	12,245	58,899
RMR Group, Inc., Class A	1,763	48,253
St. Joe Co.	3,970	141,054
Stratus Properties, Inc.	679	20,071
Transcontinental Realty Investors, Inc.†	145	5,958
		1,755,926
REITS — 6.5%
Acadia Realty Trust	10,733	149,940
AFC Gamma, Inc.	1,822	31,211
Agree Realty Corp.	9,090	624,483
Alexander & Baldwin, Inc.	8,346	162,580
Alexander's, Inc.	246	57,783
American Assets Trust, Inc.	5,690	156,361
Apartment Investment & Management Co., Class A	17,256	137,013
Apollo Commercial Real Estate Finance, Inc.	16,212	182,547
Apple Hospitality REIT, Inc.	24,789	424,388
Arbor Realty Trust, Inc.	19,029	262,029
Ares Commercial Real Estate Corp.	5,914	72,979
Armada Hoffler Properties, Inc.	7,732	90,387
ARMOUR Residential REIT, Inc.	13,149	69,953
Ashford Hospitality Trust, Inc.†	3,963	32,180
Blackstone Mtg. Trust, Inc., Class A	19,621	489,740
Bluerock Homes Trust, Inc.†	412	10,424
Braemar Hotels & Resorts, Inc.	7,886	38,878
Brandywine Realty Trust	19,557	128,294
BrightSpire Capital, Inc.	10,796	82,913
Broadmark Realty Capital, Inc.	15,002	87,312

SunAmerica Series Trust SA Small Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
REITS (continued)
Broadstone Net Lease, Inc.	19,222	$ 329,465
BRT Apartments Corp.	1,385	30,692
CareTrust REIT, Inc.	11,127	207,852
CBL & Associates Properties, Inc.	3,068	88,144
Centerspace	1,769	122,592
Chatham Lodging Trust†	5,523	71,633
Chimera Investment Corp.	26,793	180,853
City Office REIT, Inc.	4,695	49,861
Claros Mtg. Trust, Inc.	10,599	169,584
Clipper Realty, Inc.	1,379	9,777
Community Healthcare Trust, Inc.	2,732	94,527
Corporate Office Properties Trust	12,981	345,944
CTO Realty Growth, Inc.	2,078	41,768
DiamondRock Hospitality Co.	24,168	225,729
Diversified Healthcare Trust	27,405	37,271
Dynex Capital, Inc.	5,044	60,225
Easterly Government Properties, Inc.	10,505	182,682
Ellington Financial, Inc.	6,549	87,626
Empire State Realty Trust, Inc., Class A	15,539	114,522
Equity Commonwealth	12,275	321,114
Essential Properties Realty Trust, Inc.	16,197	348,559
Farmland Partners, Inc.	5,590	78,316
Four Corners Property Trust, Inc.	9,362	239,854
Franklin BSP Realty Trust, Inc.	9,700	136,673
Franklin Street Properties Corp.	11,377	32,766
Getty Realty Corp.	4,860	153,041
Gladstone Commercial Corp.	4,513	79,384
Gladstone Land Corp.	3,713	75,560
Global Medical REIT, Inc.	7,032	64,272
Global Net Lease, Inc.	12,007	147,086
Granite Point Mtg. Trust, Inc.	5,982	47,018
Hersha Hospitality Trust Class A	3,619	33,114
Independence Realty Trust, Inc.	25,542	428,084
INDUS Realty Trust, Inc.	615	31,851
Industrial Logistics Properties Trust	7,487	35,039
Innovative Industrial Properties, Inc.	3,200	345,920
InvenTrust Properties Corp.	7,807	196,736
Invesco Mtg. Capital, Inc.	3,826	44,802
iStar, Inc.	7,868	82,457
Kite Realty Group Trust	25,105	493,062
KKR Real Estate Finance Trust, Inc.	6,580	114,624
Ladder Capital Corp.	13,090	139,670
LTC Properties, Inc.	4,605	178,075
LXP Industrial Trust	31,830	308,114
Macerich Co.	24,818	276,224
MFA Financial, Inc.	11,826	117,787
National Health Investors, Inc.	4,953	280,835
Necessity Retail REIT, Inc.	15,397	105,315
NETSTREIT Corp.	7,022	132,154
New York Mtg. Trust, Inc.	43,804	117,833
Nexpoint Real Estate Finance, Inc.	926	16,270
NexPoint Residential Trust, Inc.	2,608	118,925
Office Properties Income Trust	5,522	84,487
One Liberty Properties, Inc.	1,880	42,375
Orchid Island Capital, Inc.	4,100	41,287
Orion Office REIT, Inc.	6,574	61,598
Outfront Media, Inc.	16,871	304,522
Paramount Group, Inc.	22,121	143,123
Pebblebrook Hotel Trust	14,966	240,055
PennyMac Mtg. Investment Trust	10,439	144,789
Security Description	Shares or Principal Amount	Value

REITS (continued)
Phillips Edison & Co., Inc.	13,499	$ 406,860
Physicians Realty Trust	25,924	390,415
Piedmont Office Realty Trust, Inc., Class A	14,164	148,014
Plymouth Industrial REIT, Inc.	4,341	80,048
Postal Realty Trust, Inc., Class A	2,039	31,971
PotlatchDeltic Corp.	9,169	407,929
Ready Capital Corp.	8,534	103,432
Redwood Trust, Inc.	13,444	95,856
Retail Opportunity Investments Corp.	13,895	201,200
RLJ Lodging Trust	18,481	224,914
RPT Realty	9,734	90,526
Ryman Hospitality Properties, Inc.	6,201	551,393
Sabra Health Care REIT, Inc.	26,595	363,288
Safehold, Inc.	2,502	73,183
Saul Centers, Inc.	1,360	55,692
Service Properties Trust	18,925	153,482
SITE Centers Corp.	22,442	277,832
STAG Industrial, Inc.	20,788	656,693
Summit Hotel Properties, Inc.	12,069	104,276
Sunstone Hotel Investors, Inc.	24,442	272,528
Tanger Factory Outlet Centers, Inc.	11,684	210,429
Terreno Realty Corp.	8,565	489,404
TPG RE Finance Trust, Inc.	7,942	67,269
Two Harbors Investment Corp.†	39,807	141,713
UMH Properties, Inc.	5,706	100,083
Uniti Group, Inc.	27,343	212,182
Universal Health Realty Income Trust	1,476	71,837
Urban Edge Properties	13,184	186,158
Urstadt Biddle Properties, Inc., Class A	3,425	64,184
Veris Residential, Inc.†	9,925	157,113
Washington Real Estate Investment Trust	10,073	192,294
Whitestone REIT	5,389	50,710
Xenia Hotels & Resorts, Inc.	13,180	225,114
		18,982,934
Retail — 4.3%
Abercrombie & Fitch Co., Class A†	5,718	100,522
Academy Sports & Outdoors, Inc.	9,534	419,782
American Eagle Outfitters, Inc.	17,764	201,799
America's Car-Mart, Inc.†	696	47,579
Arko Corp.	9,611	98,513
Asbury Automotive Group, Inc.†	2,552	402,578
Aspen Aerogels, Inc.†	3,542	44,913
Beacon Roofing Supply, Inc.†	5,919	333,536
Bed Bath & Beyond, Inc.†	9,183	41,966
Big 5 Sporting Goods Corp.	2,472	31,864
Big Lots, Inc.	3,269	61,686
Biglari Holdings, Inc., Class B†	85	11,726
BJ's Restaurants, Inc.†	2,613	85,837
Bloomin' Brands, Inc.	10,171	244,206
BlueLinx Holdings, Inc.†	1,037	73,067
Boot Barn Holdings, Inc.†	3,401	193,177
Brinker International, Inc.†	5,005	167,117
Buckle, Inc.	3,480	136,868
Build-A-Bear Workshop, Inc.	1,634	28,742
Caleres, Inc.	4,061	110,987
Cato Corp., Class A	2,067	24,618
Cheesecake Factory, Inc.	5,673	203,150
Chico's FAS, Inc.†	14,108	82,955
Children's Place, Inc.†	1,475	59,708
Chuy's Holdings, Inc.†	2,172	63,640

SunAmerica Series Trust SA Small Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Retail (continued)
Citi Trends, Inc.†	934	$ 21,118
Clean Energy Fuels Corp.†	19,531	131,053
Conn's, Inc.†	1,503	12,340
Container Store Group, Inc.†	3,809	20,683
Cracker Barrel Old Country Store, Inc.	2,622	299,485
Dave & Buster's Entertainment, Inc.†	4,948	197,178
Denny's Corp.†	6,495	73,588
Designer Brands, Inc., Class A	6,462	98,416
Destination XL Group, Inc.†	6,708	44,809
Dillard's, Inc., Class A	472	155,189
Dine Brands Global, Inc.	1,703	122,769
Duluth Holdings, Inc., Class B†	1,520	13,224
El Pollo Loco Holdings, Inc.	2,247	22,560
EVgo, Inc.†	7,830	58,020
Express, Inc.†	7,401	9,029
First Watch Restaurant Group, Inc.†	1,142	19,471
FirstCash Holdings, Inc.	4,447	437,807
Foot Locker, Inc.	9,416	298,487
Franchise Group, Inc.	3,173	96,301
Genesco, Inc.†	1,510	71,030
GMS, Inc.†	4,984	235,245
Group 1 Automotive, Inc.	1,762	304,826
GrowGeneration Corp.†	6,613	23,608
Guess?, Inc.	3,923	66,613
Haverty Furniture Cos., Inc.	1,699	45,159
Hibbett, Inc.	1,480	92,382
Jack in the Box, Inc.	2,440	215,281
Joann, Inc.	1,270	6,718
Kura Sushi USA, Inc., Class A†	533	42,123
La-Z-Boy, Inc.	4,953	122,686
LL Flooring Holdings, Inc.†	3,319	27,614
MarineMax, Inc.†	2,437	78,740
Movado Group, Inc.	1,780	58,865
Murphy USA, Inc.	2,491	783,444
National Vision Holdings, Inc.†	9,040	334,842
Noodles & Co.†	4,712	27,424
Nu Skin Enterprises, Inc., Class A	5,753	219,707
ODP Corp.†	4,896	193,735
ONE Group Hospitality, Inc.†	2,600	19,448
OneWater Marine, Inc., Class A†	1,299	42,867
Papa John's International, Inc.	3,758	272,944
Party City Holdco, Inc.†	12,563	21,231
Patrick Industries, Inc.	2,530	115,646
PC Connection, Inc.	1,296	68,869
PetMed Express, Inc.	2,325	49,569
Portillo's, Inc., Class A†	2,692	57,717
PriceSmart, Inc.	2,835	181,355
Qurate Retail, Inc., Series A†	40,339	94,393
Rite Aid Corp.†	6,286	32,813
Rush Enterprises, Inc., Class A	4,892	244,062
Rush Enterprises, Inc., Class B	755	40,483
Ruth's Hospitality Group, Inc.	3,704	76,969
Sally Beauty Holdings, Inc.†	12,340	156,841
Shake Shack, Inc., Class A†	4,320	240,062
Shoe Carnival, Inc.	1,988	47,672
Signet Jewelers, Ltd.	5,276	344,206
Sonic Automotive, Inc., Class A	2,297	107,385
Sportsman's Warehouse Holdings, Inc.†	5,009	44,981
SWK Holdings Corp.†	410	7,626
Texas Roadhouse, Inc.	7,726	764,488
Tile Shop Holdings, Inc.	4,192	16,517
Security Description	Shares or Principal Amount	Value

Retail (continued)
Tilly's, Inc., Class A	2,605	$ 23,080
TravelCenters of America, Inc.†	1,454	92,445
Warby Parker, Inc., Class A†	9,616	154,337
Wingstop, Inc.	3,454	547,079
Winmark Corp.	324	81,531
World Fuel Services Corp.	7,065	180,087
Zumiez, Inc.†	1,803	40,441
		12,519,249
Savings & Loans — 0.9%
Axos Financial, Inc.†	6,604	257,292
Banc of California, Inc.	6,072	101,281
Berkshire Hills Bancorp, Inc.	5,074	148,414
Brookline Bancorp, Inc.	8,658	119,047
Capitol Federal Financial, Inc.	14,981	122,545
Flushing Financial Corp.	3,276	64,537
Greene County Bancorp, Inc.	390	25,974
Hingham Institution for Savings	168	41,538
Home Bancorp, Inc.	842	35,996
HomeTrust Bancshares, Inc.	1,639	39,385
Northfield Bancorp, Inc.	4,986	79,975
Northwest Bancshares, Inc.	14,000	210,840
OceanFirst Financial Corp.	6,688	151,015
Pacific Premier Bancorp, Inc.	10,803	393,337
Provident Financial Services, Inc.	8,425	188,888
Southern Missouri Bancorp, Inc.	906	46,433
Washington Federal, Inc.	7,467	288,973
Waterstone Financial, Inc.	2,222	37,730
WSFS Financial Corp.	7,282	339,050
		2,692,250
Semiconductors — 2.0%
ACM Research, Inc., Class A†	5,524	35,354
Alpha & Omega Semiconductor, Ltd.†	2,537	83,087
Ambarella, Inc.†	4,197	229,702
Amkor Technology, Inc.	11,693	243,098
Arteris, Inc.†	2,000	11,080
Atomera, Inc.†	2,376	21,408
Axcelis Technologies, Inc.†	3,765	218,370
AXT, Inc.†	4,675	21,225
CEVA, Inc.†	2,632	72,801
Cohu, Inc.†	5,535	182,212
Diodes, Inc.†	5,129	367,596
FormFactor, Inc.†	8,883	179,525
Impinj, Inc.†	2,422	277,634
Kulicke & Soffa Industries, Inc.	6,577	275,839
MACOM Technology Solutions Holdings, Inc.†	5,824	337,035
MaxLinear, Inc.†	8,381	258,805
Onto Innovation, Inc.†	5,712	381,790
Ouster, Inc.†	16,461	20,576
Photronics, Inc.†	6,905	111,999
Power Integrations, Inc.	6,535	435,950
Rambus, Inc.†	12,631	380,951
Rockley Photonics Holdings, Ltd.†	11,743	5,990
Semtech Corp.†	7,293	201,943
Silicon Laboratories, Inc.†	3,913	449,682
SiTime Corp.†	1,867	167,675
SkyWater Technology, Inc.†	1,258	10,202
SMART Global Holdings, Inc.†	5,659	76,566
Synaptics, Inc.†	4,571	404,991

SunAmerica Series Trust SA Small Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Semiconductors (continued)
Ultra Clean Holdings, Inc.†	5,203	$ 161,865
Veeco Instruments, Inc.†	5,845	106,554
		5,731,505
Software — 4.8%
1Life Healthcare, Inc.†	20,775	355,252
8x8, Inc.†	13,772	58,256
ACI Worldwide, Inc.†	13,196	321,059
ACV Auctions, Inc., Class A†	13,291	121,214
Adeia, Inc.	12,007	134,238
Agilysys, Inc.†	2,283	146,500
Alignment Healthcare, Inc.†	9,718	128,666
Alkami Technology, Inc.†	4,132	65,492
Allscripts Healthcare Solutions, Inc.†	12,588	185,044
Altair Engineering, Inc., Class A†	5,988	293,711
American Software, Inc., Class A	4,138	70,884
Amplitud, Inc., Class A†	6,442	108,226
Apollo Medical Holdings, Inc.†	4,485	159,038
Appfolio, Inc., Class A†	2,195	275,187
Appian Corp.†	4,612	225,158
Asana, Inc., Class A†	8,485	174,791
Avaya Holdings Corp.†	9,835	15,539
AvePoint, Inc.†	14,838	64,842
Avid Technology, Inc.†	4,125	113,396
AvidXchange Holdings, Inc.†	16,889	153,690
Bandwidth, Inc., Class A†	2,671	31,705
Benefitfocus, Inc.†	2,971	20,946
BigCommerce Holdings, Inc., Series 1†	7,389	109,801
Blackbaud, Inc.†	5,351	292,700
Blackline, Inc.†	6,364	356,384
Blend Labs, Inc., Class A†	21,314	53,498
Box, Inc., Class A†	16,111	468,025
Brightcove, Inc.†	4,740	31,758
BTRS Holdings ,Inc.†	11,556	109,089
C3.ai, Inc., Class A†	7,929	103,949
Cardlytics, Inc.†	3,679	34,693
Cerence, Inc.†	4,528	77,882
Clear Secure, Inc., Class A†	7,168	193,679
CommVault Systems, Inc.†	5,130	312,366
Computer Programs & Systems, Inc.†	1,643	53,069
Consensus Cloud Solutions, Inc.†	1,842	103,410
CS Disco, Inc.†	2,562	27,465
CSG Systems International, Inc.	3,648	235,916
Cvent Holding Corp.†	5,215	30,508
Daily Journal Corp.†	139	37,287
Digi International, Inc.†	3,937	158,779
Digimarc Corp.†	1,575	25,736
Digital Turbine, Inc.†	10,818	157,943
DigitalOcean Holdings, Inc.†	8,036	288,653
Domo, Inc., Class B†	3,500	61,845
Donnelley Financial Solutions, Inc.†	2,981	120,522
Duck Creek Technologies, Inc.†	8,898	106,242
Duolingo, Inc.†	2,712	221,950
E2open Parent Holdings, Inc.†	22,953	133,816
Ebix, Inc.	3,037	60,102
eGain Corp.†	2,429	19,553
Enfusion, Inc.†	2,998	42,482
EngageSmart, Inc.†	4,021	78,972
Envestnet, Inc.†	6,334	312,330
Everbridge, Inc.†	4,561	142,896
EverCommerce, Inc.†	2,783	24,240
Evolent Health, Inc., Class A†	9,445	300,445
Security Description	Shares or Principal Amount	Value

Software (continued)
Faraday Future Intelligent Electric, Inc.†	11,442	$ 6,180
Fastly, Inc., Class A†	12,855	109,139
ForgeRock, Inc., Class A†	3,485	78,622
Health Catalyst, Inc.†	6,319	55,734
Hims & Hers Health, Inc.†	13,982	63,478
HireRight Holdings Corp.†	2,443	32,883
IBEX Holdings, Ltd.†	651	12,519
Inspired Entertainment, Inc.†	2,486	25,457
Instructure Holdings, Inc.†	1,994	47,098
Intapp, Inc.†	1,639	36,812
IonQ, Inc.†	13,689	80,628
Kaleyra, Inc.†	3,312	2,849
Latch, Inc.†	12,521	16,778
LivePerson, Inc.†	8,104	85,659
LiveVox Holdings, Inc.†	2,605	8,102
Loyalty Ventures, Inc.†	2,311	2,727
Matterport, Inc.†	25,488	88,953
MeridianLink, Inc.†	2,648	47,664
MicroStrategy, Inc., Class A†	1,084	289,981
Model N, Inc.†	4,224	160,512
Momentive Global, Inc.†	15,014	116,509
N-Able, Inc.†	7,856	85,080
NextGen Healthcare, Inc.†	6,523	130,721
Nutex Health, Inc.†	4,468	3,597
Olo, Inc.†	10,360	91,272
ON24, Inc.†	4,793	39,015
Outbrain, Inc.†	4,453	19,059
Outset Medical, Inc.†	5,523	85,827
PagerDuty, Inc.†	9,803	244,487
PDF Solutions, Inc.†	3,425	80,761
Pear Therapeutics, Inc.†	7,895	21,711
Phreesia, Inc.†	5,658	154,577
Playstudios, Inc.†	9,129	41,172
Porch Group, Inc.†	9,296	12,643
PowerSchool Holdings, Inc., Class A†	5,254	105,080
Privia Health Group, Inc.†	5,140	172,087
Progress Software Corp.	5,037	257,038
PROS Holdings, Inc.†	4,718	117,714
PubMatic, Inc., Class A†	4,918	85,573
Rackspace Technology, Inc.†	6,635	34,170
Red Violet, Inc.†	1,107	19,306
Sapiens International Corp. NV	3,540	69,632
Schrodinger, Inc.†	6,217	149,021
Sharecare, Inc.†	33,919	65,124
Simulations Plus, Inc.	1,799	74,658
Skillsoft Corp.†	9,352	16,740
Skillz, Inc.†	36,206	37,292
SolarWinds Corp.†	5,563	51,903
Sprout Social, Inc., Class A†	5,294	319,387
SPS Commerce, Inc.†	4,179	528,727
Sumo Logic, Inc.†	13,064	100,723
Upland Software, Inc.†	3,356	26,982
UserTesting, Inc.†	5,451	40,337
Verint Systems, Inc.†	7,331	259,737
Veritone, Inc.†	3,604	26,706
Verra Mobility Corp.†	16,509	281,809
Viant Technology, Inc., Class A†	1,634	7,451
Weave Communications, Inc.†	3,601	19,806
WM Technology, Inc.†	8,549	17,525
Workiva, Inc.†	5,493	427,410
Yext, Inc.†	13,119	69,793

SunAmerica Series Trust SA Small Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
Zeta Global Holdings Corp. Class A†	12,589	$ 104,992
Zuora, Inc., Class A†	14,012	107,752
		14,083,500
Telecommunications — 1.7%
A10 Networks, Inc.	7,594	127,579
ADTRAN Holdings, Inc.	8,104	182,016
Anterix, Inc.†	2,121	81,340
ATN International, Inc.	1,260	54,331
Aviat Networks, Inc.†	1,272	41,544
Calix, Inc.†	6,541	481,679
Cambium Networks Corp.†	1,323	25,600
Casa Systems, Inc.†	4,075	12,836
Clearfield, Inc.†	1,332	161,798
CommScope Holding Co., Inc.†	23,631	312,874
Consolidated Communications Holdings, Inc.†	8,559	44,250
Credo Technology Group Holding, Ltd.†	11,107	152,610
Cyxtera Technologies, Inc.†	4,251	10,287
DigitalBridge Group, Inc.	18,675	239,040
DZS, Inc.†	2,029	32,241
EchoStar Corp., Class A†	3,873	73,084
Extreme Networks, Inc.†	14,550	261,027
Globalstar, Inc.†	78,819	171,037
Gogo, Inc.†	5,763	81,950
Harmonic, Inc.†	10,605	163,847
IDT Corp., Class B†	1,695	44,172
Infinera Corp.†	21,809	122,348
Inseego Corp.†	9,928	22,437
InterDigital, Inc.	3,421	170,605
Iridium Communications, Inc.†	14,675	756,203
KORE Group Holdings, Inc.†	4,043	12,372
Maxar Technologies, Inc.	8,474	189,309
NETGEAR, Inc.†	3,262	64,098
Ondas Holdings, Inc.†	4,099	16,396
Ooma, Inc.†	2,639	42,831
Planet Labs PBC†	17,914	94,049
Preformed Line Products Co.	288	22,859
Ribbon Communications, Inc.†	8,330	22,075
Shenandoah Telecommunications Co.	5,580	126,443
Starry Group Holdings, Inc., Class A†	2,740	606
Telephone & Data Systems, Inc.	11,618	197,506
Terran Orbital Corp.†	2,759	7,229
United States Cellular Corp.†	1,720	53,612
Viavi Solutions, Inc.†	26,223	395,967
		5,072,087
Textiles — 0.1%
UniFirst Corp.	1,725	317,417
Toys/Games/Hobbies — 0.0%
Funko, Inc., Class A†	3,667	75,723
Vinco Ventures, Inc.†	26,215	23,898
		99,621
Transportation — 1.6%
Air Transport Services Group, Inc.†	6,805	198,706
ArcBest Corp.	2,817	223,754
Ardmore Shipping Corp.†	4,016	54,336
Atlas Air Worldwide Holdings, Inc.†	3,227	326,379
Security Description	Shares or Principal Amount	Value

Transportation (continued)
Costamare, Inc.	6,086	$ 57,452
Covenant Logistics Group, Inc.	1,164	44,046
CryoPort, Inc.†	5,039	139,883
Daseke, Inc.†	4,690	27,952
DHT Holdings, Inc.	15,780	140,600
Dorian LPG, Ltd.	3,538	63,932
Eagle Bulk Shipping, Inc.	1,546	74,795
FLEX LNG, Ltd.	3,285	102,656
Forward Air Corp.	3,097	327,879
Frontline, Ltd.	14,368	180,462
Genco Shipping & Trading, Ltd.	4,224	56,602
Golden Ocean Group, Ltd.	14,144	117,820
Heartland Express, Inc.	5,382	80,084
Hub Group, Inc., Class A†	3,872	300,467
International Seaways, Inc.	5,677	240,762
Marten Transport, Ltd.	6,719	126,116
Matson, Inc.	4,442	326,842
Nordic American Tankers, Ltd.	22,843	70,585
P.A.M. Transportation Services, Inc.†	760	21,166
Radiant Logistics, Inc.†	4,366	26,502
Safe Bulkers, Inc.	8,442	21,358
Saia, Inc.†	3,061	608,710
Scorpio Tankers, Inc.	5,619	269,375
SFL Corp., Ltd.	13,233	134,977
Teekay Corp.†	8,041	31,440
Teekay Tankers, Ltd., Class A†	2,634	82,945
Universal Logistics Holdings, Inc.	828	26,496
Werner Enterprises, Inc.	7,301	286,199
		4,791,278
Trucking & Leasing — 0.2%
GATX Corp.	4,091	428,369
Greenbrier Cos., Inc.	3,668	129,517
		557,886
Water — 0.5%
American States Water Co.	4,253	384,726
Artesian Resources Corp., Class A	947	49,509
California Water Service Group	6,253	388,061
Global Water Resources, Inc.	1,568	20,008
Middlesex Water Co.	2,001	179,030
SJW Group	3,113	220,027
York Water Co.	1,634	71,177
		1,312,538
Total Common Stocks (cost $271,735,544)		275,925,528
UNAFFILIATED INVESTMENT COMPANIES — 2.5%
iShares Russell 2000 ETF (cost $5,978,807)	40,100	7,351,533
WARRANTS — 0.0%
Oil & Gas — 0.0%
Chord Energy Corp. Expires 09/01/2024†	538	14,311

SunAmerica Series Trust SA Small Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
WARRANTS (continued)
Oil & Gas (continued)
Chord Energy Corp. Expires 09/01/2025†	269	$ 6,416
Nabors Industries, Ltd. Expires 06/11/2026†	304	8,229
Total Warrants (cost $0)		28,956
Total Long-Term Investment Securities (cost $277,714,351)		283,306,017
SHORT-TERM INVESTMENTS — 0.4%
U.S. Government — 0.4%
United States Treasury Bills
0.44%, 12/29/2022(2)	$ 100,000	99,385
0.98%, 01/26/2023(2)	350,000	346,666
1.01%, 02/23/2023(2)	100,000	98,703
1.06%, 01/26/2023(2)	20,000	19,809
1.16%, 02/23/2023(2)	100,000	98,703
1.25%, 02/23/2023(2)	100,000	98,703
2.90%, 07/13/2023(2)	150,000	145,529
2.94%, 07/13/2023(2)	50,000	48,509
3.09%, 08/10/2023(2)	100,000	96,655
3.12%, 08/10/2023(2)	100,000	96,655
3.14%, 07/13/2023(2)	100,000	97,019
3.17%, 07/13/2023(2)	50,000	48,509
Total Short-Term Investments (cost $1,305,545)		1,294,845
Security Description	Shares or Principal Amount	Value
REPURCHASE AGREEMENTS — 2.6%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.83% dated 10/31/2022, to be repurchased 11/01/2022 in the amount of $7,696,238 and collateralized by $6,451,100 of United States Treasury Notes, bearing interest at 0.13% due 07/15/2024 and having an approximate value of $7,850,048 (cost $7,696,061)	$7,696,061	$ 7,696,061
TOTAL INVESTMENTS (cost $286,715,957)	100.0%	292,296,923
Other assets less liabilities	(0.0)	(94,937)
NET ASSETS	100.0%	$292,201,986
†	Non-income producing security
(1)	Securities classified as Level 3 (see Note 1).
(2)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
CVR—Contingent Value Rights
ETF—Exchange Traded Fund

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized (Depreciation)
94	Long	E-Mini Russell 2000 Index	December 2022	$8,711,697	$8,709,100	$(2,597)
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

SunAmerica Series Trust SA Small Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2022— (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2022 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Biotechnology	$18,905,151	$—	$150	$18,905,301
Medical - Biomedical/Gene	—	—	401	401
Pharmaceuticals	7,627,241	—	15,095	7,642,336
Other Industries	249,377,490	—	—	249,377,490
Unaffiliated Investment Companies	7,351,533	—	—	7,351,533
Warrants	28,956	—	—	28,956
Short-Term Investments	—	1,294,845	—	1,294,845
Repurchase Agreements	—	7,696,061	—	7,696,061
Total Investments at Value	$283,290,371	$8,990,906	$15,646	$292,296,923
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$2,597	$—	$—	$2,597
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
Level 3 investments in securities were not considered a significant portion of the Portfolio's net assets.
See Notes to Portfolio of Investments

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2022— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 78.8%
Advertising — 0.2%
Stroeer SE & Co. KGaA	4,762	$ 194,176
Trade Desk, Inc., Class A†	3,526	187,724
WPP PLC	73,619	645,989
		1,027,889
Aerospace/Defense — 1.0%
Boeing Co.†	2,271	323,640
HEICO Corp., Class A	883	112,406
Howmet Aerospace, Inc.	12,210	434,066
L3Harris Technologies, Inc.	8,006	1,973,239
Northrop Grumman Corp.	3,966	2,177,374
Raytheon Technologies Corp.	318	30,153
Safran SA	4,692	521,680
Spirit AeroSystems Holdings, Inc., Class A	4,278	99,078
TransDigm Group, Inc.	94	54,121
		5,725,757
Agriculture — 0.9%
Altria Group, Inc.	4,323	200,025
Bunge, Ltd.	1,780	175,686
Cadiz, Inc.†	16,072	31,340
Darling Ingredients, Inc.†	2,980	233,870
Philip Morris International, Inc.	40,403	3,711,016
Vector Group, Ltd.	5,128	54,459
Wilmar International, Ltd.	262,000	718,767
		5,125,163
Airlines — 0.1%
Allegiant Travel Co.†	150	11,257
Hawaiian Holdings, Inc.†	2,685	38,745
SkyWest, Inc.†	900	15,912
Southwest Airlines Co.†	4,872	177,097
United Airlines Holdings, Inc.†	1,862	80,215
		323,226
Apparel — 0.5%
Capri Holdings, Ltd.†	1,530	69,890
Crocs, Inc.†	666	47,120
Deckers Outdoor Corp.†	233	81,534
Dr. Martens PLC	67,976	193,510
Kering SA	1,114	509,918
NIKE, Inc., Class B	14,549	1,348,401
Oxford Industries, Inc.	790	80,367
Samsonite International SA*†	117,900	253,822
Skechers U.S.A., Inc., Class A†	2,650	91,239
		2,675,801
Auto Manufacturers — 1.5%
Cummins, Inc.	3,752	917,402
Dr. Ing. h.c. F. Porsche AG (Preference Shares)†	8,270	845,887
Honda Motor Co., Ltd.	9,100	206,314
Lucid Group, Inc.†	3,144	44,928
PACCAR, Inc.	2,363	228,809
Rivian Automotive, Inc., Class A†	5,259	183,907
Suzuki Motor Corp.	11,900	401,510
Tesla, Inc.†	21,188	4,821,118
Toyota Motor Corp.	93,200	1,292,746
		8,942,621
Security Description	Shares or Principal Amount	Value

Auto Parts & Equipment — 0.4%
Adient PLC†	1,380	$ 48,272
American Axle & Manufacturing Holdings, Inc.†	4,800	46,512
Aptiv PLC†	317	28,869
Autoliv, Inc.	732	58,816
Autoliv, Inc. SDR	5,762	462,315
Denso Corp.	7,300	362,473
Dorman Products, Inc.†	785	64,072
Goodyear Tire & Rubber Co.†	3,470	44,069
Lear Corp.	556	77,123
Magna International, Inc.	14,692	818,785
Mobileye Global, Inc., Class A†	1,247	32,896
Standard Motor Products, Inc.	2,000	75,860
Stanley Electric Co., Ltd.	14,600	248,021
Sumitomo Rubber Industries, Ltd.	15,200	130,358
Tenneco, Inc., Class A†	2,000	39,400
		2,537,841
Banks — 4.9%
Australia & New Zealand Banking Group, Ltd.	30,662	499,835
Bank of America Corp.	134,503	4,847,488
Bank of New York Mellon Corp.	2,392	100,727
BankUnited, Inc.	3,919	140,888
BNP Paribas SA	12,014	562,831
Citigroup, Inc.	4,277	196,143
Citizens Financial Group, Inc.	1,132	46,299
Commerce Bancshares, Inc.	1,923	136,225
Cullen/Frost Bankers, Inc.	725	112,411
DBS Group Holdings, Ltd.	19,100	461,182
DNB Bank ASA	56,810	1,002,317
East West Bancorp, Inc.	2,658	190,233
Erste Group Bank AG	8,496	209,304
Fifth Third Bancorp	7,436	265,391
First BanCorp/Puerto Rico	6,693	105,683
First Financial Bankshares, Inc.	2,900	111,621
FNB Corp.	11,545	166,825
Glacier Bancorp, Inc.	2,290	131,171
Goldman Sachs Group, Inc.	6,169	2,125,282
Hilltop Holdings, Inc.	3,060	88,587
Home BancShares, Inc.	5,370	136,881
Huntington Bancshares, Inc.	24,544	372,578
ING Groep NV	102,678	1,008,532
Intesa Sanpaolo SpA	155,549	297,013
JPMorgan Chase & Co.	29,036	3,655,052
Lloyds Banking Group PLC	947,649	456,101
Macquarie Group, Ltd.	4,487	483,716
Mitsubishi UFJ Financial Group, Inc.	90,100	427,128
Morgan Stanley	13,644	1,121,128
National Bank of Canada	14,647	997,288
OFG Bancorp	1,510	42,106
PacWest Bancorp	3,232	80,348
Pathward Financial, Inc.	2,132	89,608
Pinnacle Financial Partners, Inc.	1,404	116,518
Popular, Inc.	2,086	147,522
Prosperity Bancshares, Inc.	1,789	128,039
Signature Bank	845	133,958
SouthState Corp.	1,413	127,778
Standard Chartered PLC	45,197	269,630
State Street Corp.	2,189	161,986
Sumitomo Mitsui Trust Holdings, Inc.	10,500	301,916
SVB Financial Group†	117	27,022
Svenska Handelsbanken AB, Class A	75,439	700,707

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
United Bankshares, Inc.	3,221	$ 136,409
United Overseas Bank, Ltd.	39,700	778,258
US Bancorp	2,665	113,129
Webster Financial Corp.	3,808	206,622
Wells Fargo & Co.	92,831	4,269,298
Western Alliance Bancorp	2,436	163,626
		28,450,340
Beverages — 1.5%
Boston Beer Co., Inc., Class A†	122	45,541
Celsius Holdings, Inc.†	780	71,043
Coca-Cola Co.	38,320	2,293,452
Constellation Brands, Inc., Class A	3,567	881,334
Diageo PLC	29,959	1,235,092
Keurig Dr Pepper, Inc.	47,892	1,860,125
Kirin Holdings Co., Ltd.	22,000	323,537
Monster Beverage Corp.†	4,431	415,273
National Beverage Corp.	980	46,472
PepsiCo, Inc.	10,105	1,834,866
		9,006,735
Biotechnology — 0.7%
Alaunos Therapeutics, Inc.†	13,834	15,909
Aldeyra Therapeutics, Inc.†	9,510	51,925
Alnylam Pharmaceuticals, Inc.†	1,020	211,405
Amgen, Inc.	1,100	297,385
Anavex Life Sciences Corp.†	2,300	27,991
Apellis Pharmaceuticals, Inc.†	1,605	97,086
Applied Therapeutics, Inc.†	6,900	5,341
Arrowhead Pharmaceuticals, Inc.†	2,020	70,316
Beam Therapeutics, Inc.†	690	30,401
Biogen, Inc.†	796	225,618
BioMarin Pharmaceutical, Inc.†	1,440	124,747
Blueprint Medicines Corp.†	970	50,285
Corteva, Inc.	1,150	75,141
Cue Biopharma, Inc.†	9,600	25,536
Denali Therapeutics, Inc.†	1,229	35,248
Exelixis, Inc.†	3,920	64,994
Fate Therapeutics, Inc.†	1,080	22,594
Forte Biosciences, Inc.†	9,090	9,817
Genmab A/S†	814	313,928
Genprex, Inc.†	12,600	17,136
Guardant Health, Inc.†	1,638	81,081
Horizon Therapeutics PLC†	1,767	110,119
IGM Biosciences, Inc.†	1,325	26,500
Illumina, Inc.†	212	48,510
Insmed, Inc.†	3,500	60,620
Intellia Therapeutics, Inc.†	740	39,057
Ionis Pharmaceuticals, Inc.†	1,847	81,637
Iovance Biotherapeutics, Inc.†	3,870	36,146
Kezar Life Sciences, Inc.†	3,200	24,048
Lexicon Pharmaceuticals, Inc.†	11,240	24,166
Mirati Therapeutics, Inc.†	940	63,281
Moderna, Inc.†	1,607	241,580
NGM Biopharmaceuticals, Inc.†	4,000	21,360
Novavax, Inc.†	870	19,375
Oyster Point Pharma, Inc.†	4,600	36,064
PharmaCyte Biotech, Inc.†	6,500	19,110
Regeneron Pharmaceuticals, Inc.†	335	250,831
Rexahn Pharmaceuticals, Inc. CVR†(1)	839	0
Royalty Pharma PLC, Class A	1,507	63,776
Sarepta Therapeutics, Inc.†	970	110,599
Security Description	Shares or Principal Amount	Value

Biotechnology (continued)
Savara, Inc.†	28,960	$ 35,621
Scholar Rock Holding Corp.†	2,200	21,472
Seagen, Inc.†	1,079	137,206
Selecta Biosciences, Inc.†	21,810	34,460
Sorrento Therapeutics, Inc.†	5,600	8,792
Statera Biopharma, Inc.†	61,200	8,568
TG Therapeutics, Inc.†	3,200	18,624
Ultragenyx Pharmaceutical, Inc.†	1,074	43,454
United Therapeutics Corp.†	405	93,365
Vertex Pharmaceuticals, Inc.†	706	220,272
Veru, Inc.†	2,100	25,704
Wave Life Sciences, Ltd.†	9,680	46,367
Xencor, Inc.†	2,130	59,640
		3,884,208
Building Materials — 0.1%
Apogee Enterprises, Inc.	360	16,517
Gibraltar Industries, Inc.†	1,068	54,554
Griffon Corp.	3,336	107,219
JELD-WEN Holding, Inc.†	3,500	37,135
Lennox International, Inc.	462	107,909
Masonite International Corp.†	776	55,507
Summit Materials, Inc., Class A†	2,500	65,875
Trex Co., Inc.†	2,380	114,454
Vulcan Materials Co.	701	114,754
		673,924
Chemicals — 1.8%
Air Liquide SA	5,470	714,485
Air Products and Chemicals, Inc.	2,602	651,541
Akzo Nobel NV	8,472	522,242
Amyris, Inc.†	5,300	14,893
Asahi Kasei Corp.	59,900	384,312
Axalta Coating Systems, Ltd.†	1,840	42,909
BASF SE	9,828	441,184
CF Industries Holdings, Inc.	1,257	133,569
Chemours Co.	3,460	99,060
Covestro AG*	10,691	364,007
Element Solutions, Inc.	4,720	81,184
FMC Corp.	814	96,785
International Flavors & Fragrances, Inc.	832	81,211
Intrepid Potash, Inc.†	1,090	49,322
Johnson Matthey PLC	20,692	458,577
Koppers Holdings, Inc.	1,085	27,082
Linde PLC	6,588	1,958,942
Minerals Technologies, Inc.	1,342	73,823
NewMarket Corp.	179	54,477
Nutrien, Ltd.	16,702	1,411,319
PPG Industries, Inc.	336	38,364
RPM International, Inc.	7,025	664,354
Sensient Technologies Corp.	1,040	74,318
Sherwin-Williams Co.	7,010	1,577,460
Tosoh Corp.	6,300	68,561
Tronox Holdings PLC	2,500	30,000
Umicore SA	11,489	378,205
Valvoline, Inc.	3,780	110,981
		10,603,167
Coal — 0.0%
SunCoke Energy, Inc.	8,200	59,532
Commercial Services — 1.8%
2U, Inc.†	3,040	18,818

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Commercial Services (continued)
Adyen NV*†	224	$ 320,884
Affirm Holdings, Inc.†	4,982	99,989
Amadeus IT Group SA†	7,000	364,391
Ashtead Group PLC	14,109	734,244
Automatic Data Processing, Inc.	2,808	678,694
Avis Budget Group, Inc.†	368	87,017
Block, Inc.†	7,367	442,536
Booz Allen Hamilton Holding Corp.	1,587	172,745
Bright Horizons Family Solutions, Inc.†	3,237	211,441
Cintas Corp.	301	128,693
CoreCivic, Inc.†	3,600	37,692
CoStar Group, Inc.†	1,741	144,016
Element Fleet Management Corp.	67,100	893,944
Equifax, Inc.	1,924	326,195
Euronet Worldwide, Inc.†	589	49,482
FleetCor Technologies, Inc.†	2,170	403,880
FTI Consulting, Inc.†	736	114,544
GEO Group, Inc.†	6,300	53,298
Global Payments, Inc.	3,250	371,345
Grand Canyon Education, Inc.†	859	86,441
Green Dot Corp., Class A†	3,990	75,930
Gusto, Inc.†(1)(2)	775	14,593
GXO Logistics, Inc.†	1,251	45,712
Huron Consulting Group, Inc.†	1,083	79,741
John Wiley & Sons, Inc., Class A	830	35,018
Korn Ferry	1,460	81,161
ManpowerGroup, Inc.	617	48,336
Marathon Digital Holdings, Inc.†	1,330	17,436
Paylocity Holding Corp.†	460	106,623
Payoneer Global, Inc.†	11,480	88,970
PayPal Holdings, Inc.†	2,241	187,303
PROG Holdings, Inc.†	1,360	22,467
Recruit Holdings Co., Ltd.	19,100	586,222
S&P Global, Inc.	3,823	1,228,139
Service Corp. International	1,325	80,308
Strategic Education, Inc.	1,026	70,794
TechnoPro Holdings, Inc.	22,400	531,716
TransUnion	4,557	270,093
United Rentals, Inc.†	678	214,051
WEX, Inc.†	475	77,966
WillScot Mobile Mini Holdings Corp.†	7,152	304,175
Worley, Ltd.	64,000	583,822
		10,490,865
Computer Graphics — 0.0%
Canva, Inc.†(1)(2)	42	40,108
Computers — 3.9%
3D Systems Corp.†	2,302	20,327
Accenture PLC, Class A	8,881	2,521,316
Apple, Inc.	111,418	17,084,836
Cognizant Technology Solutions Corp., Class A	882	54,905
Crowdstrike Holdings, Inc., Class A†	2,544	410,093
Dell Technologies, Inc., Class C	2,361	90,662
Fortinet, Inc.†	6,531	373,312
NCR Corp.†	2,270	48,260
NTT Data Corp.	70,300	1,019,109
Pure Storage, Inc., Class A†	5,155	159,083
Qualys, Inc.†	840	119,750
Science Applications International Corp.	1,049	113,649
Security Description	Shares or Principal Amount	Value

Computers (continued)
Teleperformance	2,088	$ 559,318
Western Digital Corp.†	2,476	85,100
Zscaler, Inc.†	815	125,592
		22,785,312
Cosmetics/Personal Care — 0.9%
Colgate-Palmolive Co.	4,193	309,611
Estee Lauder Cos., Inc., Class A	1,006	201,693
Haleon PLC ADR†	20,569	125,883
L'Oreal SA	2,627	824,783
Pola Orbis Holdings, Inc.	4,500	49,671
Procter & Gamble Co.	15,654	2,108,124
Unilever PLC	35,676	1,622,790
		5,242,555
Distribution/Wholesale — 0.3%
Bunzl PLC	12,258	399,018
Global Industrial Co.	1,590	50,466
Hudson Technologies, Inc.†	4,260	39,235
Mitsubishi Corp.	17,400	471,408
Resideo Technologies, Inc.†	2,100	49,602
SiteOne Landscape Supply, Inc.†	893	103,472
Sumitomo Corp.	37,200	473,929
WESCO International, Inc.†	633	87,208
		1,674,338
Diversified Financial Services — 2.5%
Air Lease Corp.	1,830	64,581
Ally Financial, Inc.	2,934	80,861
American Express Co.	4,955	735,570
ANT International Co., Ltd. Class C†(1)(2)	2,514	4,953
Apollo Global Management, Inc.	5,372	297,394
Blue Owl Capital, Inc.	14,353	143,817
Charles Schwab Corp.	29,091	2,317,680
Close Brothers Group PLC	10,057	113,208
CME Group, Inc.	3,707	642,423
Coinbase Global, Inc., Class A†	1,050	69,563
Intercontinental Exchange, Inc.	2,545	243,226
Invesco, Ltd.	2,632	40,322
Julius Baer Group, Ltd.	11,775	564,934
LPL Financial Holdings, Inc.	873	223,182
Mastercard, Inc., Class A	7,900	2,592,622
Mitsubishi HC Capital, Inc.	58,800	251,971
OneMain Holdings, Inc.	3,248	125,243
Piper Sandler Cos.	483	61,810
Rocket Cos., Inc., Class A	2,400	16,560
SEI Investments Co.	1,890	102,627
SLM Corp.	5,235	86,849
SoFi Technologies, Inc.†	6,251	34,005
StepStone Group, Inc., Class A	1,572	46,405
Tradeweb Markets, Inc., Class A	1,844	101,568
Virtus Investment Partners, Inc.	621	106,495
Visa, Inc., Class A	25,684	5,320,697
XP, Inc., Class A†	12,789	234,422
		14,622,988
Electric — 2.6%
Ameren Corp.	16,341	1,332,118
American Electric Power Co., Inc.	9,251	813,348
CMS Energy Corp.	12,401	707,477
Dominion Energy, Inc.	27,648	1,934,531
DTE Energy Co.	4,507	505,280

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electric (continued)
Electric Power Development Co., Ltd.	22,500	$ 311,621
Engie SA	79,886	1,037,683
Exelon Corp.	18,874	728,348
FirstEnergy Corp.	9,828	370,614
IDACORP, Inc.	298	31,201
MGE Energy, Inc.	1,281	87,223
National Grid PLC	59,429	646,627
NextEra Energy, Inc.	15,632	1,211,480
NorthWestern Corp.	1,770	93,509
OGE Energy Corp.	3,615	132,417
Ormat Technologies, Inc.	1,241	112,248
PG&E Corp.†	24,016	358,559
PNM Resources, Inc.	748	34,760
Sempra Energy	6,841	1,032,580
Southern Co.	42,873	2,807,324
Vistra Corp.	4,500	103,365
WEC Energy Group, Inc.	8,226	751,281
Xcel Energy, Inc.	4,184	272,420
		15,416,014
Electrical Components & Equipment — 0.5%
ABB, Ltd.	32,746	909,048
AMETEK, Inc.	1,887	244,668
Energizer Holdings, Inc.	2,300	66,447
EnerSys	1,260	83,525
Generac Holdings, Inc.†	733	84,962
Legrand SA	8,909	678,416
Littelfuse, Inc.	510	112,328
Novanta, Inc.†	610	86,254
Prysmian SpA	20,265	660,724
Universal Display Corp.	526	50,086
		2,976,458
Electronics — 1.3%
Agilent Technologies, Inc.	9,043	1,251,099
Amphenol Corp., Class A	8,676	657,901
Atkore, Inc.†	1,051	100,160
Avnet, Inc.	2,110	84,801
Coherent Corp.†	1,549	52,062
Honeywell International, Inc.	13,567	2,767,939
Hubbell, Inc.	3,837	911,211
Mettler-Toledo International, Inc.†	93	117,639
Murata Manufacturing Co., Ltd.	11,900	583,771
National Instruments Corp.	2,981	113,815
Sensata Technologies Holding PLC	1,630	65,542
TD SYNNEX Corp.	674	61,678
TE Connectivity, Ltd.	7,831	957,183
TTM Technologies, Inc.†	7,660	117,275
		7,842,076
Energy-Alternate Sources — 0.0%
Plug Power, Inc.†	4,400	70,312
REX American Resources Corp.†	2,241	67,208
Sunrun, Inc.†	3,450	77,659
		215,179
Engineering & Construction — 0.1%
Comfort Systems USA, Inc.	1,079	133,019
Dycom Industries, Inc.†	1,061	125,389
Exponent, Inc.	952	90,687
TopBuild Corp.†	520	88,473
		437,568
Security Description	Shares or Principal Amount	Value

Entertainment — 0.1%
AMC Entertainment Holdings, Inc., Class A†	1,945	$ 12,954
Churchill Downs, Inc.	445	92,520
Cinemark Holdings, Inc.†	1,700	18,037
DraftKings, Inc., Class A†	3,090	48,822
Light & Wonder, Inc.†	830	46,596
Madison Square Garden Entertainment Corp.†	284	13,925
Marriott Vacations Worldwide Corp.	290	42,850
Vail Resorts, Inc.	248	54,344
Warner Music Group Corp., Class A	1,609	41,866
		371,914
Environmental Control — 0.3%
Republic Services, Inc.	3,214	426,241
Stericycle, Inc.†	1,720	76,677
Waste Connections, Inc.	10,265	1,354,056
		1,856,974
Food — 1.5%
Barry Callebaut AG	242	457,475
Beyond Meat, Inc.†	750	11,775
Conagra Brands, Inc.	4,114	150,984
Hostess Brands, Inc.†	3,547	93,924
Ingredion, Inc.	1,116	99,458
Kraft Heinz Co.	22,240	855,573
McCormick & Co., Inc.	3,133	246,379
Mondelez International, Inc., Class A	43,218	2,657,043
Nestle SA	32,121	3,496,094
Seven & i Holdings Co., Ltd.	22,300	832,469
US Foods Holding Corp.†	2,300	68,448
		8,969,622
Food Service — 0.2%
Aramark	2,190	79,935
Compass Group PLC	41,723	878,727
		958,662
Forest Products & Paper — 0.1%
International Paper Co.	1,865	62,682
Resolute Forest Products, Inc.†	2,700	56,187
Stora Enso Oyj, Class R	39,814	518,451
West Fraser Timber Co., Ltd.	467	35,039
		672,359
Gas — 0.2%
Atmos Energy Corp.	4,777	508,990
Beijing Enterprises Holdings, Ltd.	58,500	148,249
NiSource, Inc.	4,351	111,777
ONE Gas, Inc.	1,667	129,159
Southwest Gas Holdings, Inc.	1,545	112,893
		1,011,068
Hand/Machine Tools — 0.1%
MSA Safety, Inc.	515	69,134
Stanley Black & Decker, Inc.	4,212	330,600
		399,734
Healthcare-Products — 2.9%
10X Genomics, Inc., Class A†	920	25,006
Abbott Laboratories	6,793	672,099
Accelerate Diagnostics, Inc.†	26,380	33,503
Adaptive Biotechnologies Corp.†	2,244	17,458
Alcon, Inc.	4,426	269,226

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Healthcare-Products (continued)
Align Technology, Inc.†	418	$ 81,217
Alpha Pro Tech, Ltd.†	4,100	16,974
Avantor, Inc.†	4,166	84,028
Azenta, Inc.	1,090	48,396
Bruker Corp.	1,443	89,235
Co-Diagnostics, Inc.†	3,100	10,757
Danaher Corp.	15,494	3,899,375
Elekta AB, Series B	53,823	273,298
Envista Holdings Corp.†	2,173	71,731
EssilorLuxottica SA	4,364	691,260
Exact Sciences Corp.†	1,157	40,240
Glaukos Corp.†	1,133	63,527
Inogen, Inc.†	1,568	35,531
Insulet Corp.†	590	152,698
Intuitive Surgical, Inc.†	6,830	1,683,390
Koninklijke Philips NV	30,151	381,755
Lantheus Holdings, Inc.†	1,335	98,777
Masimo Corp.†	636	83,698
Medtronic PLC	5,456	476,527
Nevro Corp.†	800	30,672
Novocure, Ltd.†	800	56,528
NuVasive, Inc.†	1,040	45,895
Omnicell, Inc.†	690	53,351
OraSure Technologies, Inc.†	8,200	35,752
Penumbra, Inc.†	508	87,107
PerkinElmer, Inc.	2,333	311,642
Pulse Biosciences, Inc.†	8,600	18,146
QuidelOrtho Corp.†	445	39,970
Repligen Corp.†	640	116,794
Shockwave Medical, Inc.†	400	117,260
Siemens Healthineers AG*	15,885	731,287
STERIS PLC	495	85,427
Stryker Corp.	8,767	2,009,747
Tactile Systems Technology, Inc.†	2,690	20,014
Tandem Diabetes Care, Inc.†	770	43,235
Teleflex, Inc.	478	102,560
Thermo Fisher Scientific, Inc.	7,039	3,617,835
West Pharmaceutical Services, Inc.	176	40,498
Zimmer Biomet Holdings, Inc.	1,920	217,632
		17,081,058
Healthcare-Services — 3.3%
Amedisys, Inc.†	544	53,089
Centene Corp.†	18,647	1,587,419
Charles River Laboratories International, Inc.†	233	49,454
Chemed Corp.	250	116,718
Clover Health Investments Corp.†	5,600	8,848
Elevance Health, Inc.	9,429	5,155,494
Evotec SE†	9,773	186,653
Fresenius SE & Co. KGaA	18,441	424,583
HCA Healthcare, Inc.	4,217	917,071
Humana, Inc.	2,580	1,439,846
LHC Group, Inc.†	624	104,270
Molina Healthcare, Inc.†	576	206,703
Pediatrix Medical Group, Inc. †	3,110	60,334
Pennant Group, Inc.†	2,438	30,012
Select Medical Holdings Corp.	4,758	122,186
Teladoc Health, Inc.†	2,078	61,592
Security Description	Shares or Principal Amount	Value

Healthcare-Services (continued)
Tenet Healthcare Corp.†	1,310	$ 58,112
UnitedHealth Group, Inc.	15,278	8,481,582
		19,063,966
Home Builders — 0.1%
Green Brick Partners, Inc.†	3,700	85,581
Hovnanian Enterprises, Inc., Class A†	450	18,149
KB Home	2,410	69,456
NVR, Inc.†	31	131,370
Persimmon PLC	23,527	352,099
Taylor Morrison Home Corp.†	2,600	68,484
		725,139
Home Furnishings — 0.2%
iRobot Corp.†	899	50,794
Panasonic Holdings Corp.	62,500	447,172
Purple Innovation, Inc.†	3,900	13,728
Sony Group Corp.	9,900	670,355
		1,182,049
Household Products/Wares — 0.2%
Avery Dennison Corp.	5,465	926,591
Kimberly-Clark Corp.	2,224	276,799
Spectrum Brands Holdings, Inc.	399	18,410
		1,221,800
Insurance — 4.9%
AIA Group, Ltd.	30,800	232,592
Allstate Corp.	4,666	589,082
American Financial Group, Inc.	787	114,202
Aon PLC, Class A	2,889	813,225
Argo Group International Holdings, Ltd.	1,309	32,555
Assurant, Inc.	1,201	163,168
AXA SA	56,369	1,391,189
Axis Capital Holdings, Ltd.	2,084	113,932
Berkshire Hathaway, Inc., Class B†	4,056	1,196,885
Challenger, Ltd.	49,952	223,643
Chubb, Ltd.	27,171	5,838,776
Definity Financial Corp.	5,162	152,888
Direct Line Insurance Group PLC	98,944	228,870
eHealth, Inc.†	2,560	6,861
Equitable Holdings, Inc.	11,846	362,724
Fidelity National Financial, Inc.	2,250	88,605
Hanover Insurance Group, Inc.	534	78,226
Hartford Financial Services Group, Inc.	21,788	1,577,669
Kemper Corp.	2,618	124,800
Manulife Financial Corp.	29,972	496,765
Markel Corp.†	127	153,175
Marsh & McLennan Cos., Inc.	13,652	2,204,661
Mercury General Corp.	1,310	37,990
MetLife, Inc.	19,378	1,418,663
Muenchener Rueckversicherungs-Gesellschaft AG	4,682	1,236,989
PICC Property & Casualty Co., Ltd.	500,000	461,278
Ping An Insurance Group Co. of China, Ltd.	39,000	156,071
Progressive Corp.	15,352	1,971,197
Reinsurance Group of America, Inc.	515	75,793
RenaissanceRe Holdings, Ltd.	2,433	376,336
Sampo Oyj, Class A	22,568	1,031,407
Selective Insurance Group, Inc.	1,570	153,986
Storebrand ASA	78,046	603,825

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
Sun Life Financial, Inc.	21,622	$ 918,302
Tokio Marine Holdings, Inc.	48,900	883,401
Travelers Cos., Inc.	8,962	1,653,130
Voya Financial, Inc.	3,236	221,213
White Mountains Insurance Group, Ltd.	19	26,907
Zurich Insurance Group AG	2,273	969,161
		28,380,142
Internet — 4.7%
Airbnb, Inc., Class A†	2,200	235,202
Alibaba Group Holding, Ltd. ADR†	1,453	92,382
Alphabet, Inc., Class A†	20,203	1,909,386
Alphabet, Inc., Class C†	94,543	8,949,440
Amazon.com, Inc.†	88,198	9,035,003
ASOS PLC†	16,749	108,060
Booking Holdings, Inc.†	354	661,796
CyberAgent, Inc.	50,000	410,028
DoorDash, Inc., Class A†	3,782	164,630
Gen Digital, Inc.	3,631	81,806
GoDaddy, Inc., Class A†	1,290	103,716
IAC, Inc.†	655	31,885
Lyft, Inc., Class A†	3,130	45,823
Magnite, Inc.†	1,890	13,778
Meta Platforms, Inc., Class A†	18,971	1,767,338
NAVER Corp.	2,019	239,346
Netflix, Inc.†	3,537	1,032,380
Okta, Inc.†	980	54,998
Opendoor Technologies, Inc.†	21,579	55,890
Overstock.com, Inc.†	540	12,555
Palo Alto Networks, Inc.†	2,286	392,255
Pinterest, Inc., Class A†	4,560	112,176
Roku, Inc.†	1,144	63,538
Sea, Ltd. ADR†	7,927	393,813
Shopify, Inc., Class A†	7,720	264,256
Snap, Inc., Class A†	7,046	69,826
Stitch Fix, Inc., Class A†	3,610	14,440
Tencent Holdings, Ltd.	11,100	291,261
TrueCar, Inc.†	25,830	46,494
Uber Technologies, Inc.†	12,790	339,830
Upwork, Inc.†	1,975	26,564
Wayfair, Inc., Class A†	651	24,686
Z Holdings Corp.	105,900	272,914
Zendesk, Inc.†	1,134	86,966
Ziff Davis, Inc.†	980	75,842
Zillow Group, Inc., Class A†	850	26,291
Zillow Group, Inc., Class C†	1,240	38,266
		27,544,860
Investment Companies — 0.1%
Melrose Industries PLC	355,683	476,166
Iron/Steel — 0.1%
Cleveland-Cliffs, Inc.†	4,065	52,804
Commercial Metals Co.	2,256	102,648
Reliance Steel & Aluminum Co.	627	126,328
Steel Dynamics, Inc.	1,344	126,403
United States Steel Corp.	2,610	53,140
		461,323
Leisure Time — 0.0%
Acushnet Holdings Corp.	1,160	54,021
Security Description	Shares or Principal Amount	Value

Leisure Time (continued)
Peloton Interactive, Inc., Class A†	5,142	$ 43,193
Planet Fitness, Inc., Class A†	650	42,562
Topgolf Callaway Brands Corp.†	1,500	28,080
		167,856
Lodging — 0.4%
Hilton Worldwide Holdings, Inc.	9,166	1,239,793
Las Vegas Sands Corp.†	11,555	439,206
Marcus Corp.	1,520	22,861
Marriott International, Inc., Class A	2,957	473,445
MGM Resorts International	3,518	125,135
Playa Hotels & Resorts NV†	5,350	33,010
Travel & Leisure Co.	1,890	71,782
Wyndham Hotels & Resorts, Inc.	1,240	94,153
Wynn Resorts, Ltd.†	1,714	109,525
		2,608,910
Machinery-Construction & Mining — 0.1%
Argan, Inc.	1,938	67,190
BWX Technologies, Inc.	2,806	159,886
Mitsubishi Electric Corp.	75,700	666,486
		893,562
Machinery-Diversified — 0.5%
Alamo Group, Inc.	1,000	152,080
Altra Industrial Motion Corp.	1,510	90,811
Cactus, Inc., Class A	1,485	76,804
Cognex Corp.	1,806	83,491
Enovis Corp.†	575	28,434
Esab Corp.	1,355	50,542
Graco, Inc.	1,560	108,545
Ingersoll Rand, Inc.	5,133	259,216
KION Group AG	9,857	218,867
Middleby Corp.†	915	127,972
Mueller Water Products, Inc., Class A	8,400	98,280
Omron Corp.	5,200	241,695
Otis Worldwide Corp.	7,076	499,849
Rockwell Automation, Inc.	1,351	344,910
SMC Corp.	500	201,270
Tennant Co.	1,660	96,695
THK Co., Ltd.	11,600	202,497
Toro Co.	1,160	122,299
		3,004,257
Media — 0.6%
Altice USA, Inc., Class A†	4,131	27,306
Charter Communications, Inc., Class A†	47	17,278
Comcast Corp., Class A	9,021	286,327
E.W. Scripps Co., Class A†	1,250	17,737
Liberty Broadband Corp., Class C†	1,030	86,963
Liberty Global PLC, Class A†	1,088	18,344
Liberty Global PLC, Class C†	2,378	41,995
Liberty Media Corp. - Liberty Formula One, Series C†	2,200	127,006
Liberty Media Corp. - Liberty SiriusXM, Series C†	910	38,393
Nexstar Media Group, Inc.	520	89,076
Sinclair Broadcast Group, Inc., Class A	1,600	28,496
Sirius XM Holdings, Inc.	7,440	44,938
TEGNA, Inc.	3,100	64,728
Walt Disney Co.†	25,804	2,749,158
		3,637,745

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Metal Fabricate/Hardware — 0.1%
Proto Labs, Inc.†	610	$ 23,296
RBC Bearings, Inc.†	373	94,567
Timken Co.	1,660	118,341
TimkenSteel Corp.†	2,690	46,914
Worthington Industries, Inc.	617	29,344
		312,462
Mining — 0.6%
Antofagasta PLC	35,834	482,290
BHP Group, Ltd. (ASX)	9,881	236,589
BHP Group, Ltd. (LSE)	26,482	630,624
Compass Minerals International, Inc.	1,420	56,147
IGO, Ltd.	142,351	1,378,353
Rio Tinto, Ltd.	3,211	179,896
South32, Ltd.	163,666	373,940
		3,337,839
Miscellaneous Manufacturing — 1.7%
Axon Enterprise, Inc.†	620	90,173
Carlisle Cos., Inc.	694	165,727
Eaton Corp. PLC	8,230	1,235,076
ESCO Technologies, Inc.	1,210	104,266
Fabrinet†	950	108,680
General Electric Co.	46,479	3,616,531
Illinois Tool Works, Inc.	3,421	730,486
John Bean Technologies Corp.	620	56,544
Largan Precision Co., Ltd.	2,000	114,266
Siemens AG	20,820	2,276,011
Teledyne Technologies, Inc.†	757	301,271
Textron, Inc.	2,106	144,135
Trane Technologies PLC	5,200	830,076
		9,773,242
Office Furnishings — 0.0%
Steelcase, Inc., Class A	5,530	42,968
Office/Business Equipment — 0.0%
Pitney Bowes, Inc.	6,200	19,282
Oil & Gas — 2.9%
Chevron Corp.	12,440	2,250,396
CNX Resources Corp.†	3,598	60,482
ConocoPhillips	6,089	767,762
DCC PLC	7,342	407,205
EOG Resources, Inc.	11,263	1,537,625
Equinor ASA	44,355	1,615,706
Evolution Petroleum Corp.	5,386	42,496
Exxon Mobil Corp.	41,910	4,644,047
Hess Corp.	1,614	227,703
Kosmos Energy, Ltd.†	13,400	86,966
Magnolia Oil & Gas Corp., Class A	7,330	188,235
Marathon Petroleum Corp.	2,376	269,961
Ovintiv, Inc.	3,556	180,111
Patterson-UTI Energy, Inc.	10,483	185,025
Pioneer Natural Resources Co.	613	157,179
Range Resources Corp.	3,800	108,224
Shell PLC ADR	12,771	710,451
SM Energy Co.	3,311	148,929
Texas Pacific Land Corp.	82	188,917
TotalEnergies SE	44,297	2,420,843
TotalEnergies SE ADR	6,369	348,830
Woodside Energy Group, Ltd.	4,409	101,709
		16,648,802
Security Description	Shares or Principal Amount	Value

Oil & Gas Services — 0.1%
Halliburton Co.	10,017	$ 364,819
NexTier Oilfield Solutions, Inc.†	1,323	13,336
TechnipFMC PLC†	10,924	115,685
Tidewater, Inc.†	3,826	129,702
		623,542
Packaging & Containers — 0.3%
Amcor PLC CDI	29,982	345,625
Ball Corp.	12,834	633,871
Crown Holdings, Inc.	1,406	96,438
Greif, Inc., Class B	370	26,200
Matthews International Corp., Class A	2,140	57,523
Packaging Corp. of America	879	105,665
Sealed Air Corp.	2,986	142,193
Sonoco Products Co.	2,600	161,408
WestRock Co.	1,237	42,132
		1,611,055
Pharmaceuticals — 6.3%
AbbVie, Inc.	27,001	3,952,946
Aclaris Therapeutics, Inc.†	3,820	59,630
Alkermes PLC†	3,220	73,094
Arvinas, Inc.†	837	41,607
Astellas Pharma, Inc.	77,600	1,067,506
AstraZeneca PLC ADR	67,393	3,963,382
Bayer AG	16,300	857,494
Becton Dickinson and Co.	20,628	4,867,589
Bioxcel Therapeutics, Inc.†	2,420	30,468
Bristol-Myers Squibb Co.	2,720	210,718
Cigna Corp.	4,534	1,464,754
Citius Pharmaceuticals, Inc.†	22,400	24,192
Corbus Pharmaceuticals Holdings, Inc.†	56,310	7,320
CVS Health Corp.	2,273	215,253
DexCom, Inc.†	2,240	270,547
Elanco Animal Health, Inc.†	17,592	232,039
Eli Lilly & Co.	11,006	3,985,163
GSK PLC ADR	14,369	476,620
Heron Therapeutics, Inc.†	3,051	11,746
Ipsen SA	1,985	203,891
Johnson & Johnson	28,425	4,945,097
Jounce Therapeutics, Inc.†	10,860	23,675
McKesson Corp.	179	69,697
Merck & Co., Inc.	6,168	624,202
Neurocrine Biosciences, Inc.†	1,230	141,598
Novartis AG	18,529	1,501,787
Ocugen, Inc.†	4,000	6,880
Otsuka Holdings Co., Ltd.	14,700	471,100
Owens & Minor, Inc.	2,200	37,400
Pacira BioSciences, Inc.†	1,660	85,922
Pfizer, Inc.	10,402	484,213
Prestige Consumer Healthcare, Inc.†	1,950	106,236
Reata Pharmaceuticals, Inc., Class A†	1,090	35,098
Roche Holding AG	6,132	2,037,977
Sanofi	18,805	1,623,749
Sanofi ADR	9,396	406,189
Senseonics Holdings, Inc.†	8,100	9,558
Spectrum Pharmaceuticals, Inc.†	28,305	13,020
USANA Health Sciences, Inc.†	1,075	56,448
Viatris, Inc.	17,200	174,236
Zoetis, Inc.	10,918	1,646,216
		36,516,257

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Pipelines — 0.3%
Antero Midstream Corp.	5,000	$ 53,250
Cheniere Energy, Inc.	2,450	432,204
Equitrans Midstream Corp.	16,648	140,176
Kinder Morgan, Inc.	25,658	464,923
TC Energy Corp.	13,117	576,099
		1,666,652
Private Equity — 0.2%
Ares Management Corp., Class A	2,315	175,547
Blackstone, Inc.	5,034	458,799
Bridgepoint Group PLC*	89,179	203,592
KKR & Co., Inc.	5,310	258,225
		1,096,163
Real Estate — 0.2%
Douglas Elliman, Inc.	8,064	37,256
eXp World Holdings, Inc.	3,200	42,272
Howard Hughes Corp.†	773	47,423
Mitsui Fudosan Co., Ltd.	40,400	773,849
Transcontinental Realty Investors, Inc.†	1,080	44,377
		945,177
REITS — 1.7%
Acadia Realty Trust	3,000	41,910
Alexandria Real Estate Equities, Inc.	507	73,667
American Homes 4 Rent, Class A	4,682	149,543
American Tower Corp.	5,581	1,156,327
Annaly Capital Management, Inc.	3,987	73,959
Apartment Income REIT Corp.	2,265	87,044
Apple Hospitality REIT, Inc.	4,541	77,742
AvalonBay Communities, Inc.	463	81,081
Camden Property Trust	279	32,238
Crown Castle, Inc.	2,953	393,517
CubeSmart	3,520	147,382
Diversified Healthcare Trust	12,180	16,565
Douglas Emmett, Inc.	3,109	54,687
EastGroup Properties, Inc.	700	109,683
EPR Properties	1,412	54,503
Equinix, Inc.	452	256,031
Equity Commonwealth	1,600	41,856
Equity LifeStyle Properties, Inc.	4,223	270,103
Equity Residential	16,512	1,040,586
Essex Property Trust, Inc.	450	100,008
Extra Space Storage, Inc.	649	115,159
Great Portland Estates PLC	53,264	313,967
Healthcare Realty Trust, Inc.	3,940	80,100
JBG SMITH Properties	1,880	36,998
Kilroy Realty Corp.	1,325	56,631
Lamar Advertising Co., Class A	710	65,483
LTC Properties, Inc.	1,856	71,772
Medical Properties Trust, Inc.	4,130	47,289
National Retail Properties, Inc.	1,640	68,929
Omega Healthcare Investors, Inc.	2,330	74,047
Orchid Island Capital, Inc.	4,212	42,415
Outfront Media, Inc.	3,270	59,024
Park Hotels & Resorts, Inc.	3,410	44,603
Physicians Realty Trust	5,180	78,011
Piedmont Office Realty Trust, Inc., Class A	4,380	45,771
Prologis, Inc.	12,589	1,394,232
Public Storage	529	163,858
Rayonier, Inc.	1,600	53,920
Security Description	Shares or Principal Amount	Value

REITS (continued)
Rexford Industrial Realty, Inc.	5,392	$ 298,070
RLJ Lodging Trust	4,603	56,019
Sabra Health Care REIT, Inc.	4,090	55,869
SBA Communications Corp.	1,978	533,862
Scentre Group	232,870	430,674
Service Properties Trust	5,510	44,686
Simon Property Group, Inc.	1,374	149,739
Starwood Property Trust, Inc.	4,680	96,689
Summit Hotel Properties, Inc.	9,750	84,240
Sun Communities, Inc.	1,350	182,047
Terreno Realty Corp.	2,126	121,480
Welltower, Inc.	2,210	134,898
Weyerhaeuser Co.	13,795	426,679
WP Carey, Inc.	1,705	130,091
		9,815,684
Retail — 4.2%
AutoZone, Inc.†	96	243,156
Bed Bath & Beyond, Inc.†	1,800	8,226
Big 5 Sporting Goods Corp.	1,300	16,757
BJ's Wholesale Club Holdings, Inc.†	1,750	135,450
Brinker International, Inc.†	1,720	57,431
Burlington Stores, Inc.†	1,807	258,329
Caleres, Inc.	2,470	67,505
Carvana Co.†	8,567	115,912
Casey's General Stores, Inc.	641	149,167
Chipotle Mexican Grill, Inc.†	636	952,938
Citi Trends, Inc.†	1,200	27,132
Costco Wholesale Corp.	2,284	1,145,426
Dollar General Corp.	12,931	3,298,052
Dollar Tree, Inc.†	947	150,099
Five Below, Inc.†	670	98,054
Floor & Decor Holdings, Inc., Class A†	1,510	110,789
Freshpet, Inc.†	571	33,660
GameStop Corp., Class A†	1,288	36,463
Group 1 Automotive, Inc.	460	79,580
GrowGeneration Corp.†	3,950	14,101
Home Depot, Inc.	7,183	2,127,102
Jack in the Box, Inc.	736	64,937
Kingfisher PLC	231,836	581,427
Kohl's Corp.	1,320	39,534
La-Z-Boy, Inc.	2,813	69,678
Lowe's Cos., Inc.	1,545	301,198
Lululemon Athletica, Inc.†	2,255	741,985
Macy's, Inc.	3,100	64,635
McDonald's Corp.	11,623	3,169,127
Moncler SpA	11,673	504,038
MSC Industrial Direct Co., Inc., Class A	1,507	125,051
Next PLC	7,490	423,058
Nordstrom, Inc.	2,400	48,816
ODP Corp.†	1,280	50,650
Ollie's Bargain Outlet Holdings, Inc.†	1,039	58,184
O'Reilly Automotive, Inc.†	374	313,102
Papa John's International, Inc.	960	69,725
Party City Holdco, Inc.†	12,300	20,787
Penske Automotive Group, Inc.	797	88,961
PetMed Express, Inc.	2,680	57,138
Qurate Retail, Inc., Series A†	8,570	20,054
RH†	167	42,406
Ross Stores, Inc.	24,764	2,369,667
Signet Jewelers, Ltd.	780	50,887
Starbucks Corp.	3,789	328,090
TJX Cos., Inc.	9,953	717,611

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Retail (continued)
Tractor Supply Co.	1,895	$ 416,464
TravelCenters of America, Inc.†	1,510	96,006
Ulta Beauty, Inc.†	279	117,004
Walmart, Inc.	20,658	2,940,253
Welcia Holdings Co., Ltd.	9,100	190,237
Wingstop, Inc.	797	126,237
Yum! Brands, Inc.	7,786	920,694
Zalando SE*†	10,709	246,905
		24,499,875
Savings & Loans — 0.1%
Capitol Federal Financial, Inc.	8,887	72,696
New York Community Bancorp, Inc.	4,900	45,619
Pacific Premier Bancorp, Inc.	3,887	141,526
TFS Financial Corp.	3,460	48,613
WSFS Financial Corp.	2,504	116,586
		425,040
Semiconductors — 3.6%
Advanced Micro Devices, Inc.†	15,511	931,591
Amkor Technology, Inc.	2,986	62,079
Applied Materials, Inc.	4,465	394,215
ASML Holding NV (NASDAQ)	1,507	711,937
ASML Holding NV (XAMS)	2,709	1,277,071
Broadcom, Inc.	5,346	2,513,262
Cirrus Logic, Inc.†	1,226	82,289
Entegris, Inc.	1,370	108,696
Hamamatsu Photonics KK	10,300	465,289
Impinj, Inc.†	910	104,313
KLA Corp.	5,241	1,658,514
Lam Research Corp.	1,359	550,096
Marvell Technology, Inc.	12,588	499,492
MaxLinear, Inc.†	1,580	48,790
Microchip Technology, Inc.	7,174	442,923
Micron Technology, Inc.	298	16,122
MKS Instruments, Inc.	954	78,371
Monolithic Power Systems, Inc.	1,066	361,854
NVIDIA Corp.	20,185	2,724,369
NXP Semiconductors NV	5,379	785,764
ON Semiconductor Corp.†	2,728	167,581
Power Integrations, Inc.	1,134	75,649
QUALCOMM, Inc.	9,264	1,090,002
Renesas Electronics Corp.†	29,400	246,208
Samsung Electronics Co., Ltd.	25,213	1,048,445
Taiwan Semiconductor Manufacturing Co., Ltd.	121,000	1,456,126
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	2,802	172,463
Teradyne, Inc.	568	46,207
Texas Instruments, Inc.	15,612	2,507,756
Tokyo Electron, Ltd.	1,700	449,587
Wolfspeed, Inc.†	1,240	97,650
		21,174,711
Software — 6.3%
1Life Healthcare, Inc.†	3,770	64,467
8x8, Inc.†	4,010	16,962
Activision Blizzard, Inc.	2,084	151,715
Adobe, Inc.†	1,078	343,343
Alteryx, Inc., Class A†	820	39,959
Appfolio, Inc., Class A†	570	71,461
AppLovin Corp., Class A†	400	6,784
Security Description	Shares or Principal Amount	Value

Software (continued)
Asana, Inc., Class A†	1,440	$ 29,664
Asure Software, Inc.†	17,280	114,048
Atlassian Corp., Class A†	2,026	410,731
Bandwidth, Inc., Class A†	2,020	23,977
Benefitfocus, Inc.†	5,710	40,255
Bill.com Holdings, Inc.†	3,410	454,758
Black Knight, Inc.†	1,912	115,619
Broadridge Financial Solutions, Inc.	5,795	869,598
Cadence Design Systems, Inc.†	397	60,102
CareCloud, Inc.†	9,200	34,040
Cerence, Inc.†	693	11,920
Cloudflare, Inc., Class A†	2,500	140,800
Concentrix Corp.	414	50,603
Confluent, Inc., Class A†	3,521	94,644
Consensus Cloud Solutions, Inc.†	846	47,494
Coupa Software, Inc.†	744	39,603
CSG Systems International, Inc.	1,610	104,119
Datadog, Inc., Class A†	3,494	281,302
Descartes Systems Group, Inc.†	1,159	80,052
DocuSign, Inc.†	1,520	73,416
Dropbox, Inc., Class A†	2,500	54,375
Dynatrace, Inc.†	1,773	62,480
Envestnet, Inc.†	1,270	62,624
Everbridge, Inc.†	2,170	67,986
Evolent Health, Inc., Class A†	1,980	62,984
Fair Isaac Corp.†	272	130,244
Fidelity National Information Services, Inc.	8,115	673,464
Fiserv, Inc.†	18,371	1,887,437
Five9, Inc.†	730	43,990
HashiCorp, Inc., Class A†	600	18,438
HubSpot, Inc.†	561	166,370
Intuit, Inc.	3,696	1,580,040
LivePerson, Inc.†	2,750	29,067
Manhattan Associates, Inc.†	640	77,869
Microsoft Corp.	75,767	17,587,794
MicroStrategy, Inc., Class A†	134	35,846
MongoDB, Inc.†	2,759	504,980
MSCI, Inc.	606	284,129
Palantir Technologies, Inc., Class A†	11,200	98,448
Paycom Software, Inc.†	233	80,618
Phreesia, Inc.†	2,250	61,470
Playtika Holding Corp.†	2,100	19,845
Qumu Corp.†	24,600	21,960
RingCentral, Inc., Class A†	571	20,282
ROBLOX Corp., Class A†	2,700	120,798
Roper Technologies, Inc.	5,129	2,126,176
Salesforce, Inc.†	6,754	1,098,133
SAP SE	9,688	935,371
ServiceNow, Inc.†	4,549	1,913,946
Smartsheet, Inc., Class A†	2,890	100,919
Snowflake, Inc., Class A†	3,203	513,441
Splunk, Inc.†	1,390	115,523
SS&C Technologies Holdings, Inc.	1,560	80,215
Synopsys, Inc.†	2,807	821,188
Teradata Corp.†	1,260	39,803
Twilio, Inc., Class A†	1,291	96,012
Unity Software, Inc.†	1,366	40,297
Upland Software, Inc.†	2,370	19,055
Veeva Systems, Inc., Class A†	2,540	426,568
Verb Technology Co., Inc.†	33,000	7,811
Veritone, Inc.†	2,586	19,162

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
VMware, Inc., Class A	1,339	$ 150,678
Workday, Inc., Class A†	2,013	313,666
Workiva, Inc.†	950	73,919
Yext, Inc.†	4,910	26,121
Zoom Video Communications, Inc., Class A†	2,199	183,485
ZoomInfo Technologies, Inc.†	2,210	98,411
		36,724,874
Telecommunications — 1.1%
Arista Networks, Inc.†	1,290	155,909
Ciena Corp.†	1,680	80,472
Cisco Systems, Inc.	3,263	148,238
Globalstar, Inc.†	17,900	38,843
Gogo, Inc.†	1,650	23,463
Infinera Corp.†	7,150	40,112
KT Corp.	13,362	342,924
Maxar Technologies, Inc.	1,130	25,244
Motorola Solutions, Inc.	1,326	331,116
Nippon Telegraph & Telephone Corp.	69,900	1,924,149
SoftBank Group Corp.	7,100	305,337
Telefonaktiebolaget LM Ericsson, Class B	124,633	692,456
Telephone & Data Systems, Inc.	2,800	47,600
T-Mobile US, Inc.†	9,516	1,442,245
Ubiquiti, Inc.	178	61,722
Verizon Communications, Inc.	7,133	266,560
Viavi Solutions, Inc.†	7,940	119,894
Vodafone Group PLC ADR	55,114	650,896
		6,697,180
Textiles — 0.0%
UniFirst Corp.	416	76,548
Toys/Games/Hobbies — 0.0%
Mattel, Inc.†	4,538	86,041
Transportation — 1.0%
Canadian Pacific Railway, Ltd.	2,680	199,633
Central Japan Railway Co.	3,400	394,081
CryoPort, Inc.†	1,260	34,978
CSX Corp.	33,406	970,778
FedEx Corp.	865	138,642
Hub Group, Inc., Class A†	1,120	86,912
JB Hunt Transport Services, Inc.	3,615	618,418
Knight-Swift Transportation Holdings, Inc.	1,322	63,496
Landstar System, Inc.	640	99,981
Norfolk Southern Corp.	993	226,473
Old Dominion Freight Line, Inc.	3,601	988,835
Saia, Inc.†	1,085	215,763
Union Pacific Corp.	4,671	920,841
United Parcel Service, Inc., Class B	4,269	716,210
XPO Logistics, Inc.†	830	42,944
		5,717,985
Water — 0.0%
Essential Utilities, Inc.	1,983	87,688
Total Common Stocks (cost $482,119,842)		459,367,898
Security Description	Shares or Principal Amount	Value
CONVERTIBLE PREFERRED STOCKS — 0.0%
Commercial Services — 0.0%
Gusto, Inc. Series E†(1)(2)	1,028	$ 19,357
Computer Graphics — 0.0%
Canva, Inc. Series A†(1)(2)	2	1,910
Software — 0.0%
Databricks, Inc. Series G†(1)(2)	300	14,019
Databricks, Inc. Series H†(1)(2)	858	40,094
		54,113
Total Convertible Preferred Stocks (cost $115,442)		75,380
CORPORATE BONDS & NOTES — 5.8%
Advertising — 0.0%
Omnicom Group, Inc./Omnicom Capital, Inc.
3.65%, 11/01/2024	$ 50,000	48,240
WPP Finance 2010
3.75%, 09/19/2024	125,000	120,092
		168,332
Aerospace/Defense — 0.1%
General Dynamics Corp.
2.25%, 06/01/2031	250,000	203,126
Lockheed Martin Corp.
4.70%, 05/15/2046	25,000	21,953
Northrop Grumman Corp.
3.85%, 04/15/2045	50,000	37,879
Raytheon Technologies Corp.
4.45%, 11/16/2038	50,000	42,816
		305,774
Agriculture — 0.1%
Altria Group, Inc.
2.35%, 05/06/2025	115,000	106,110
5.80%, 02/14/2039	60,000	51,267
BAT Capital Corp.
4.39%, 08/15/2037	240,000	173,842
		331,219
Airlines — 0.0%
American Airlines Pass-Through Trust
3.15%, 08/15/2033	125,342	102,564
Delta Air Lines, Inc.
3.80%, 04/19/2023	5,000	4,945
United Airlines Pass-Through Trust
4.15%, 02/25/2033	88,919	78,851
		186,360
Auto Manufacturers — 0.3%
American Honda Finance Corp.
0.75%, 08/09/2024	200,000	185,503
Daimler Trucks Finance North America LLC
3.65%, 04/07/2027*	165,000	149,111
General Motors Co.
4.00%, 04/01/2025	150,000	143,804
General Motors Financial Co., Inc.
2.40%, 04/10/2028	300,000	242,962

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Auto Manufacturers (continued)
Hyundai Capital America
1.30%, 01/08/2026*	$ 80,000	$ 68,020
1.80%, 10/15/2025*	50,000	44,005
2.00%, 06/15/2028*	260,000	202,301
2.38%, 02/10/2023*	45,000	44,611
2.85%, 11/01/2022*	28,000	28,000
PACCAR Financial Corp.
0.90%, 11/08/2024	215,000	198,348
1.10%, 05/11/2026	175,000	153,584
Volkswagen Group of America Finance LLC
3.35%, 05/13/2025*	200,000	188,297
		1,648,546
Banks — 1.4%
Banco Santander SA
3.49%, 05/28/2030	200,000	157,874
Bank of America Corp.
2.30%, 07/21/2032	220,000	162,915
2.59%, 04/29/2031	150,000	118,431
2.65%, 03/11/2032	200,000	154,340
2.68%, 06/19/2041	100,000	63,268
3.50%, 04/19/2026	75,000	70,028
4.33%, 03/15/2050	380,000	295,539
Bank of New York Mellon Corp.
1.65%, 07/14/2028	350,000	284,087
Banque Federative du Credit Mutuel SA
2.13%, 11/21/2022*	200,000	199,764
Barclays PLC
2.28%, 11/24/2027	200,000	165,478
2.85%, 05/07/2026	225,000	202,661
BNP Paribas SA
2.22%, 06/09/2026*	215,000	192,257
2.87%, 04/19/2032*	200,000	147,957
Citigroup, Inc.
3.11%, 04/08/2026	150,000	140,012
3.89%, 01/10/2028	100,000	91,547
4.65%, 07/23/2048	25,000	20,063
Credit Suisse Group AG
4.19%, 04/01/2031*	250,000	193,063
Danske Bank A/S
1.23%, 06/22/2024*	245,000	225,630
Fifth Third Bancorp
1.63%, 05/05/2023	45,000	44,180
Goldman Sachs Group, Inc.
2.60%, 02/07/2030	150,000	119,291
3.80%, 03/15/2030	125,000	107,741
4.41%, 04/23/2039	275,000	222,922
JPMorgan Chase & Co.
1.58%, 04/22/2027	75,000	64,504
2.52%, 04/22/2031	150,000	118,293
2.96%, 05/13/2031	440,000	346,163
3.38%, 05/01/2023	120,000	119,123
3.78%, 02/01/2028	100,000	91,355
3.90%, 01/23/2049	100,000	72,855
KeyCorp
2.25%, 04/06/2027	95,000	81,404
M&T Bank Corp.
3.55%, 07/26/2023	60,000	59,346
Mitsubishi UFJ Financial Group, Inc.
1.54%, 07/20/2027	220,000	185,802
Security Description	Shares or Principal Amount	Value

Banks (continued)
2.19%, 02/25/2025	$ 200,000	$ 184,486
Morgan Stanley
2.19%, 04/28/2026	150,000	136,895
3.13%, 07/27/2026	100,000	91,258
3.59%, 07/22/2028	75,000	67,221
3.62%, 04/01/2031	150,000	127,541
4.10%, 05/22/2023	125,000	124,363
NatWest Markets PLC
0.80%, 08/12/2024*	200,000	182,702
2.38%, 05/21/2023*	200,000	195,671
Royal Bank of Canada
1.60%, 04/17/2023	70,000	68,907
2.30%, 11/03/2031	385,000	292,977
Santander Holdings USA, Inc.
2.49%, 01/06/2028	135,000	111,754
Santander UK Group Holdings PLC
1.67%, 06/14/2027	300,000	245,095
Standard Chartered PLC
1.82%, 11/23/2025*	210,000	187,739
2.61%, 01/12/2028*	200,000	165,144
Sumitomo Mitsui Financial Group, Inc.
3.75%, 07/19/2023	55,000	54,370
Svenska Handelsbanken AB
1.42%, 06/11/2027*	250,000	214,032
Toronto-Dominion Bank
1.15%, 06/12/2025	280,000	250,811
Truist Financial Corp.
1.95%, 06/05/2030	95,000	73,037
UBS Group AG
1.36%, 01/30/2027*	260,000	217,418
3.18%, 02/11/2043*	200,000	122,568
Wells Fargo & Co.
2.39%, 06/02/2028	175,000	149,483
3.07%, 04/30/2041	510,000	345,553
3.58%, 05/22/2028	85,000	76,510
		8,203,428
Beverages — 0.1%
Anheuser-Busch InBev Worldwide, Inc.
3.50%, 06/01/2030	150,000	134,075
Coca-Cola Europacific Partners PLC
1.50%, 01/15/2027*	200,000	170,158
JDE Peet's NV
1.38%, 01/15/2027*	260,000	213,233
		517,466
Biotechnology — 0.0%
Biogen, Inc.
2.25%, 05/01/2030	85,000	66,846
Building Materials — 0.1%
Martin Marietta Materials, Inc.
2.40%, 07/15/2031	340,000	260,573
4.25%, 12/15/2047	50,000	37,174
		297,747
Chemicals — 0.0%
Ecolab, Inc.
2.75%, 08/18/2055	240,000	138,303
3.25%, 12/01/2027	50,000	45,934
LYB International Finance II BV
3.50%, 03/02/2027	50,000	45,271
		229,508

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Commercial Services — 0.2%
Experian Finance PLC
2.75%, 03/08/2030*	$ 200,000	$ 160,195
Georgetown University
4.32%, 04/01/2049	50,000	38,341
Leland Stanford Junior University
1.29%, 06/01/2027	70,000	59,789
Moody's Corp.
2.00%, 08/19/2031	205,000	154,972
Northwestern University
2.64%, 12/01/2050	75,000	45,270
PayPal Holdings, Inc.
2.40%, 10/01/2024	105,000	100,048
RELX Capital, Inc.
3.00%, 05/22/2030	50,000	41,689
3.50%, 03/16/2023	10,000	9,940
Transurban Finance Co. Pty., Ltd.
2.45%, 03/16/2031*	100,000	75,645
University of Southern California
2.95%, 10/01/2051	400,000	252,302
		938,191
Computers — 0.1%
Apple, Inc.
1.65%, 05/11/2030	100,000	79,998
1.70%, 08/05/2031	215,000	166,738
2.75%, 01/13/2025	150,000	143,931
2.95%, 09/11/2049	75,000	50,504
3.25%, 02/23/2026	100,000	95,358
3.75%, 09/12/2047	50,000	39,017
		575,546
Diversified Financial Services — 0.2%
AerCap Ireland Capital DAC /AerCap Global Aviation Trust
2.45%, 10/29/2026	150,000	126,667
4.88%, 01/16/2024	150,000	147,226
Air Lease Corp.
2.20%, 01/15/2027	85,000	71,096
Ally Financial, Inc.
2.20%, 11/02/2028	245,000	186,828
Avolon Holdings Funding, Ltd.
3.95%, 07/01/2024*	30,000	28,086
5.25%, 05/15/2024*	75,000	72,590
Capital One Financial Corp.
2.36%, 07/29/2032	190,000	130,695
3.20%, 01/30/2023	85,000	84,610
3.90%, 01/29/2024	125,000	122,516
Discover Financial Services
3.85%, 11/21/2022	68,000	67,931
Synchrony Financial
4.25%, 08/15/2024	275,000	265,497
Western Union Co.
2.85%, 01/10/2025	20,000	18,773
		1,322,515
Electric — 0.3%
AEP Texas, Inc.
3.45%, 01/15/2050	90,000	59,111
AEP Transmission Co. LLC
2.75%, 08/15/2051	175,000	102,652
Alabama Power Co.
3.13%, 07/15/2051	250,000	160,863
Security Description	Shares or Principal Amount	Value

Electric (continued)
Appalachian Power Co.
4.40%, 05/15/2044	$ 50,000	$ 38,566
Berkshire Hathaway Energy Co.
3.80%, 07/15/2048	25,000	17,974
Commonwealth Edison Co.
4.35%, 11/15/2045	25,000	19,981
Duke Energy Carolinas LLC
3.45%, 04/15/2051	300,000	203,649
Duke Energy Corp.
2.65%, 09/01/2026	50,000	45,212
Enel Finance International NV
1.88%, 07/12/2028*	200,000	150,376
Eversource Energy
3.30%, 01/15/2028	30,000	26,883
3.80%, 12/01/2023	20,000	19,672
Exelon Corp.
3.40%, 04/15/2026	125,000	116,624
FirstEnergy Transmission LLC
4.35%, 01/15/2025*	25,000	24,132
Florida Power & Light Co.
4.13%, 06/01/2048	25,000	19,893
Metropolitan Edison Co.
4.30%, 01/15/2029*	100,000	91,475
Mississippi Power Co.
3.95%, 03/30/2028	30,000	27,260
NextEra Energy Capital Holdings, Inc.
2.44%, 01/15/2032	220,000	169,743
Oncor Electric Delivery Co. LLC
4.10%, 11/15/2048	50,000	39,183
Pacific Gas & Electric Co.
2.10%, 08/01/2027	55,000	45,224
PacifiCorp
4.13%, 01/15/2049	25,000	19,074
San Diego Gas & Electric Co.
4.10%, 06/15/2049	55,000	41,643
Sempra Energy
3.30%, 04/01/2025	130,000	123,086
Southern Co.
4.40%, 07/01/2046	25,000	19,410
Virginia Electric & Power Co.
2.88%, 07/15/2029	100,000	85,876
Vistra Operations Co. LLC
3.55%, 07/15/2024*	35,000	33,338
		1,700,900
Electronics — 0.1%
Amphenol Corp.
2.20%, 09/15/2031	75,000	57,364
Honeywell International, Inc.
1.10%, 03/01/2027	250,000	214,356
Keysight Technologies, Inc.
4.55%, 10/30/2024	25,000	24,476
		296,196
Entertainment — 0.0%
Warnermedia Holdings, Inc.
5.05%, 03/15/2042*	120,000	87,791
Environmental Control — 0.1%
Republic Services, Inc.
2.38%, 03/15/2033	315,000	241,088
2.50%, 08/15/2024	40,000	38,081
3.38%, 11/15/2027	30,000	27,257

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Environmental Control (continued)
Waste Connections, Inc.
2.20%, 01/15/2032	$ 145,000	$ 111,560
3.20%, 06/01/2032	135,000	112,524
		530,510
Food — 0.0%
Mondelez International Holdings Netherlands BV
4.25%, 09/15/2025*	200,000	194,412
Tyson Foods, Inc.
5.10%, 09/28/2048	25,000	21,850
		216,262
Forest Products & Paper — 0.0%
Celulosa Arauco y Constitucion SA
4.20%, 01/29/2030*	200,000	169,000
Gas — 0.0%
NiSource, Inc.
1.70%, 02/15/2031	90,000	65,939
3.95%, 03/30/2048	115,000	82,422
Southern California Gas Co.
4.13%, 06/01/2048	25,000	18,556
		166,917
Healthcare-Products — 0.1%
Abbott Laboratories
3.40%, 11/30/2023	117,000	115,374
Alcon Finance Corp.
2.60%, 05/27/2030*	200,000	160,852
Baxter International, Inc.
1.92%, 02/01/2027	225,000	193,374
PerkinElmer, Inc.
1.90%, 09/15/2028	210,000	167,817
Thermo Fisher Scientific, Inc.
2.80%, 10/15/2041	150,000	103,603
		741,020
Healthcare-Services — 0.2%
Banner Health
1.90%, 01/01/2031	50,000	38,105
2.91%, 01/01/2051	265,000	158,761
Centra Health, Inc.
4.70%, 01/01/2048	45,000	35,292
CommonSpirit Health
2.76%, 10/01/2024	40,000	37,992
2.78%, 10/01/2030	55,000	42,814
3.91%, 10/01/2050	305,000	204,705
Elevance Health, Inc.
4.55%, 03/01/2048	115,000	94,326
HCA, Inc.
4.13%, 06/15/2029	65,000	57,357
4.38%, 03/15/2042*	65,000	48,837
Humana, Inc.
2.15%, 02/03/2032	100,000	75,224
3.70%, 03/23/2029	45,000	40,094
Mass General Brigham, Inc.
3.19%, 07/01/2049	95,000	61,806
MedStar Health, Inc.
3.63%, 08/15/2049	130,000	86,068
Stanford Health Care
3.80%, 11/15/2048	10,000	7,338
Security Description	Shares or Principal Amount	Value

Healthcare-Services (continued)
UnitedHealth Group, Inc.
2.00%, 05/15/2030	$ 35,000	$ 28,053
2.90%, 05/15/2050	150,000	96,060
4.63%, 11/15/2041	25,000	21,709
4.75%, 07/15/2045	75,000	65,587
West Virginia United Health System Obligated Group
4.92%, 06/01/2048	50,000	41,384
		1,241,512
Insurance — 0.3%
Aflac, Inc.
4.75%, 01/15/2049	55,000	45,349
Aon Corp.
2.20%, 11/15/2022	85,000	84,916
Brighthouse Financial Global Funding
1.55%, 05/24/2026*	105,000	89,693
2.00%, 06/28/2028*	340,000	274,765
Chubb INA Holdings, Inc.
2.85%, 12/15/2051	300,000	182,811
3.35%, 05/15/2024	25,000	24,329
CNO Global Funding
2.65%, 01/06/2029*	315,000	259,265
Equitable Financial Life Global Funding
1.40%, 07/07/2025*	55,000	49,189
Equitable Holdings, Inc.
3.90%, 04/20/2023	7,000	6,965
Fidelity National Financial, Inc.
4.50%, 08/15/2028	55,000	50,594
Jackson National Life Global Funding
1.75%, 01/12/2025*	400,000	367,074
Liberty Mutual Group, Inc.
4.25%, 06/15/2023*	25,000	24,740
4.50%, 06/15/2049*	80,000	58,396
Lincoln National Corp.
4.35%, 03/01/2048	25,000	18,301
Marsh & McLennan Cos., Inc.
2.25%, 11/15/2030	35,000	27,423
3.50%, 06/03/2024	30,000	29,159
New York Life Global Funding
1.10%, 05/05/2023*	20,000	19,607
Principal Financial Group, Inc.
2.13%, 06/15/2030	125,000	96,647
3.70%, 05/15/2029	25,000	22,135
4.30%, 11/15/2046	25,000	19,247
Protective Life Global Funding
1.17%, 07/15/2025*	195,000	172,843
Teachers Insurance & Annuity Association of America
4.27%, 05/15/2047*	25,000	19,484
Willis North America, Inc.
4.50%, 09/15/2028	50,000	45,966
		1,988,898
Internet — 0.1%
Amazon.com, Inc.
2.80%, 08/22/2024	275,000	265,774
4.95%, 12/05/2044	65,000	60,785
Expedia Group, Inc.
5.00%, 02/15/2026	115,000	111,128
		437,687

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Iron/Steel — 0.0%
Nucor Corp.
2.70%, 06/01/2030	$ 50,000	$ 40,763
3.95%, 05/01/2028	35,000	32,175
		72,938
Lodging — 0.0%
Marriott International, Inc.
4.65%, 12/01/2028	255,000	235,640
Machinery-Diversified — 0.1%
John Deere Capital Corp.
2.13%, 03/07/2025	140,000	131,377
4.15%, 09/15/2027	150,000	144,170
Rockwell Automation, Inc.
1.75%, 08/15/2031	300,000	226,921
		502,468
Media — 0.1%
Charter Communications Operating LLC/Charter Communications Operating Capital
3.70%, 04/01/2051	170,000	101,907
3.75%, 02/15/2028	125,000	109,590
4.50%, 02/01/2024	25,000	24,622
Comcast Corp.
1.95%, 01/15/2031	70,000	54,264
2.65%, 02/01/2030	30,000	25,084
3.90%, 03/01/2038	240,000	194,177
Cox Communications, Inc.
2.95%, 10/01/2050*	295,000	167,370
		677,014
Mining — 0.1%
Anglo American Capital PLC
2.63%, 09/10/2030*	200,000	153,434
Corp. Nacional del Cobre de Chile
3.15%, 01/14/2030*	200,000	166,914
		320,348
Miscellaneous Manufacturing — 0.0%
3M Co.
3.25%, 08/26/2049	105,000	69,824
Oil & Gas — 0.2%
BP Capital Markets PLC
3.28%, 09/19/2027	75,000	68,497
Canadian Natural Resources, Ltd.
2.95%, 01/15/2023 to 07/15/2030	195,000	181,937
6.25%, 03/15/2038	25,000	24,038
Chevron Corp.
2.00%, 05/11/2027	40,000	35,375
Coterra Energy, Inc.
4.38%, 03/15/2029*	90,000	82,455
EOG Resources, Inc.
2.63%, 03/15/2023	100,000	99,178
Hess Corp.
4.30%, 04/01/2027	125,000	117,323
Marathon Oil Corp.
4.40%, 07/15/2027	25,000	23,290
Pioneer Natural Resources Co.
1.13%, 01/15/2026	55,000	47,911
Shell International Finance BV
3.25%, 05/11/2025	325,000	312,113
Security Description	Shares or Principal Amount	Value

Oil & Gas (continued)
TotalEnergies Capital International SA
2.43%, 01/10/2025	$ 155,000	$ 146,483
2.99%, 06/29/2041	105,000	73,947
Woodside Finance, Ltd.
3.70%, 03/15/2028*	25,000	21,931
4.50%, 03/04/2029*	55,000	49,799
		1,284,277
Oil & Gas Services — 0.0%
Schlumberger Holdings Corp.
3.75%, 05/01/2024*	25,000	24,452
Packaging & Containers — 0.0%
Packaging Corp. of America
3.65%, 09/15/2024	50,000	48,393
Pharmaceuticals — 0.3%
AbbVie, Inc.
4.25%, 11/21/2049	110,000	85,339
4.70%, 05/14/2045	125,000	103,854
Astrazeneca Finance LLC
1.75%, 05/28/2028	220,000	183,744
Becton Dickinson and Co.
3.70%, 06/06/2027	33,000	30,590
Bristol-Myers Squibb Co.
4.25%, 10/26/2049	90,000	73,197
Cardinal Health, Inc.
3.41%, 06/15/2027	40,000	36,605
3.75%, 09/15/2025	125,000	119,315
Cigna Corp.
3.00%, 07/15/2023	125,000	123,245
3.25%, 04/15/2025	50,000	47,678
3.75%, 07/15/2023	13,000	12,866
3.88%, 10/15/2047	50,000	35,904
4.80%, 07/15/2046	25,000	20,784
CVS Health Corp.
1.88%, 02/28/2031	60,000	45,528
2.70%, 08/21/2040	330,000	213,144
3.88%, 07/20/2025	50,000	48,242
5.05%, 03/25/2048	100,000	84,944
Perrigo Finance Unlimited Co.
4.38%, 03/15/2026	200,000	187,372
Shire Acquisitions Investments Ireland DAC
2.88%, 09/23/2023	20,000	19,552
Takeda Pharmaceutical Co., Ltd.
2.05%, 03/31/2030	220,000	173,700
		1,645,603
Pipelines — 0.1%
Boardwalk Pipelines LP
3.40%, 02/15/2031	55,000	44,351
4.95%, 12/15/2024	50,000	49,440
Cameron LNG LLC
2.90%, 07/15/2031*	20,000	16,321
3.70%, 01/15/2039*	15,000	11,265
Enbridge Energy Partners LP
7.38%, 10/15/2045	45,000	47,813
Enbridge, Inc.
4.00%, 10/01/2023	125,000	123,283
5.50%, 12/01/2046	113,000	101,370
Energy Transfer LP
5.25%, 04/15/2029	35,000	32,799

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Pipelines (continued)
Florida Gas Transmission Co. LLC
4.35%, 07/15/2025*	$ 50,000	$ 48,227
Kinder Morgan Energy Partners LP
6.95%, 01/15/2038	50,000	49,684
Plains All American Pipeline LP/PAA Finance Corp.
4.50%, 12/15/2026	25,000	23,467
Sabine Pass Liquefaction LLC
4.50%, 05/15/2030	25,000	22,802
Transcontinental Gas Pipe Line Co. LLC
4.60%, 03/15/2048	20,000	15,774
		586,596
REITS — 0.3%
Alexandria Real Estate Equities, Inc.
4.00%, 02/01/2050	110,000	77,143
American Tower Corp.
1.45%, 09/15/2026	315,000	264,746
Brixmor Operating Partnership LP
4.05%, 07/01/2030	45,000	37,329
Crown Castle, Inc.
2.10%, 04/01/2031	165,000	123,225
2.90%, 03/15/2027	70,000	61,726
Essex Portfolio LP
4.00%, 03/01/2029	90,000	79,943
4.50%, 03/15/2048	15,000	11,077
Healthcare Realty Holdings LP
3.63%, 01/15/2028	55,000	47,736
Healthpeak Properties, Inc.
2.13%, 12/01/2028	75,000	60,786
2.88%, 01/15/2031	125,000	99,901
Kilroy Realty LP
3.45%, 12/15/2024	30,000	28,376
Life Storage LP
4.00%, 06/15/2029	40,000	34,717
National Retail Properties, Inc.
4.80%, 10/15/2048	50,000	39,252
Prologis LP
2.13%, 04/15/2027	115,000	100,940
4.00%, 09/15/2028	70,000	64,760
Public Storage
1.95%, 11/09/2028	135,000	111,064
Realty Income Corp.
2.20%, 06/15/2028	25,000	20,712
3.10%, 12/15/2029	70,000	58,851
3.95%, 08/15/2027	25,000	23,199
4.63%, 11/01/2025	60,000	58,566
Simon Property Group LP
2.65%, 02/01/2032	285,000	216,596
3.80%, 07/15/2050	100,000	67,346
WP Carey, Inc.
3.85%, 07/15/2029	90,000	77,862
		1,765,853
Retail — 0.2%
AutoZone, Inc.
1.65%, 01/15/2031	105,000	77,561
3.13%, 04/18/2024 to 04/21/2026	115,000	109,581
Carvana Co.
10.25%, 05/01/2030*	188,000	112,800
Security Description	Shares or Principal Amount	Value

Retail (continued)
Dollar General Corp.
4.63%, 11/01/2027	$ 240,000	$ 231,753
Lowe's Cos., Inc.
5.00%, 04/15/2033	290,000	273,626
O'Reilly Automotive, Inc.
3.60%, 09/01/2027	25,000	23,055
3.90%, 06/01/2029	95,000	85,786
Ross Stores, Inc.
1.88%, 04/15/2031	60,000	44,613
Walmart, Inc.
3.30%, 04/22/2024	150,000	146,959
		1,105,734
Semiconductors — 0.0%
NXP BV/NXP Funding LLC/NXP USA, Inc.
3.15%, 05/01/2027	10,000	8,845
QUALCOMM, Inc.
3.25%, 05/20/2027	29,000	26,943
Texas Instruments, Inc.
1.75%, 05/04/2030	35,000	27,862
		63,650
Software — 0.2%
Fiserv, Inc.
3.20%, 07/01/2026	35,000	32,113
Microsoft Corp.
3.13%, 11/03/2025	25,000	24,059
4.20%, 11/03/2035	250,000	232,677
Oracle Corp.
2.40%, 09/15/2023	125,000	121,923
Roper Technologies, Inc.
1.40%, 09/15/2027	160,000	131,468
2.00%, 06/30/2030	30,000	22,755
2.95%, 09/15/2029	120,000	100,329
3.80%, 12/15/2026	25,000	23,391
Salesforce, Inc.
2.70%, 07/15/2041	395,000	270,908
VMware, Inc.
1.40%, 08/15/2026	205,000	174,887
		1,134,510
Telecommunications — 0.2%
America Movil SAB de CV
2.88%, 05/07/2030	200,000	164,668
AT&T, Inc.
1.65%, 02/01/2028	125,000	103,140
2.25%, 02/01/2032	280,000	210,375
3.50%, 06/01/2041	130,000	91,847
3.80%, 12/01/2057	64,000	42,174
Verizon Communications, Inc.
1.68%, 10/30/2030	113,000	84,128
2.65%, 11/20/2040	490,000	311,033
2.99%, 10/30/2056	35,000	20,139
3.15%, 03/22/2030	150,000	126,744
Vodafone Group PLC
4.88%, 06/19/2049	60,000	46,431
		1,200,679

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Toys/Games/Hobbies — 0.1%
Hasbro, Inc.
3.00%, 11/19/2024	$ 45,000	$ 42,730
3.55%, 11/19/2026	310,000	283,248
		325,978
Transportation — 0.1%
Burlington Northern Santa Fe LLC
4.15%, 04/01/2045 to 12/15/2048	50,000	39,792
Canadian Pacific Railway Co.
1.75%, 12/02/2026	100,000	86,922
CSX Corp.
4.30%, 03/01/2048	25,000	19,964
Kansas City Southern
2.88%, 11/15/2029	70,000	59,029
3.50%, 05/01/2050	110,000	73,416
		279,123
Trucking & Leasing — 0.0%
GATX Corp.
4.35%, 02/15/2024	60,000	59,155
SMBC Aviation Capital Finance DAC
3.55%, 04/15/2024*	210,000	201,304
		260,459
Total Corporate Bonds & Notes (cost $41,885,891)		33,971,710
ASSET BACKED SECURITIES — 0.5%
Auto Loan Receivables — 0.2%
AmeriCredit Automobile Receivables Trust
Series 2021-2, Class D 1.29%, 06/18/2027	140,000	124,268
Avis Budget Rental Car Funding AESOP LLC
Series 2020-1A, Class B 2.68%, 08/20/2026*	100,000	90,127
Series 2019-2A, Class B 3.55%, 09/22/2025*	105,000	99,417
Carvana Auto Receivables Trust
Series 2021-P4, Class C 2.33%, 02/10/2028	145,000	121,319
Exeter Automobile Receivables Trust
Series 2021-2A, Class C 0.98%, 06/15/2026	60,000	56,705
Series 2021-4A, Class C 1.46%, 10/15/2027	200,000	185,731
Series 2022-2A, Class C 3.85%, 07/17/2028	80,000	76,562
Ford Credit Auto Owner Trust
Series 2020-2, Class C 1.74%, 04/15/2033*	100,000	87,546
Santander Drive Auto Receivables Trust
Series 2022-3, Class C 4.49%, 08/15/2029	160,000	148,250
World Omni Select Auto Trust
Series 2019-A, Class B 2.17%, 12/15/2025	25,920	25,712
		1,015,637
Security Description	Shares or Principal Amount	Value

Other Asset Backed Securities — 0.3%
Applebee's Funding LLC/IHOP Funding LLC
Series 2019-1A, Class A2I 4.19%, 06/05/2049*	$ 74,250	$ 69,930
CNH Equipment Trust
Series 2019-C, Class B 2.35%, 04/15/2027	80,000	77,686
Driven Brands Funding LLC
Series 2021-1A, Class A2 2.79%, 10/20/2051*	118,800	91,934
Series 2020-2A, Class A2 3.24%, 01/20/2051*	93,338	75,465
Dryden 77 CLO, Ltd. FRS
Series 2020-77A, Class AR 4.10%, (3 ML+1.12%), 05/20/2034*	250,000	239,017
Ford Credit Floorplan Master Owner Trust A
Series 2020-2, Class B 1.32%, 09/15/2027	55,000	47,769
MVW LLC
Series 2021-1WA, Class B 1.44%, 01/22/2041*	61,142	55,395
Series 2019-2A, Class A 2.22%, 10/20/2038*	105,866	99,347
Navient Private Education Refi Loan Trust
Series 2021-A, Class A 0.84%, 05/15/2069*	47,733	40,319
Series 2019-GA, Class A 2.40%, 10/15/2068*	23,905	21,971
Series 2019-FA, Class A2 2.60%, 08/15/2068*	43,566	39,972
Nelnet Student Loan Trust
Series 2021-CA, Class AFX 1.32%, 04/20/2062*	181,135	158,148
Palmer Square CLO, Ltd. FRS
Series 2021-2A, Class A 5.23%, (3 ML+1.15%), 07/15/2034*	255,000	243,983
ServiceMaster Funding LLC
Series 2021-1, Class A2I 2.87%, 07/30/2051*	113,562	86,586
Sierra Timeshare Receivables Funding LLC
Series 2018-2A, Class A 3.50%, 06/20/2035*	16,789	16,496
SMB Private Education Loan Trust
Series 2021-A, Class APT1 1.07%, 01/15/2053*	113,940	94,716
Series 2020-A, Class A2A 2.23%, 09/15/2037*	71,758	64,195
Series 2016-A, Class A2A 2.70%, 05/15/2031*	21,344	20,422
Series 2017-A, Class A2A 2.88%, 09/15/2034*	33,008	31,578
		1,574,929
Total Asset Backed Securities (cost $2,879,152)		2,590,566

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS — 0.6%
Commercial and Residential — 0.5%
Angel Oak Mtg. Trust VRS
Series 2021-1, Class A1 0.91%, 01/25/2066*(3)	$ 61,522	$ 46,513
Series 2021-2, Class A1 0.99%, 04/25/2066*(3)	67,370	51,876
Series 2021-1, Class A2 1.12%, 01/25/2066*(3)	19,904	14,775
Series 2020-3, Class A1 1.69%, 04/25/2065*(3)	15,787	14,204
Series 2020-6, Class M1 2.81%, 05/25/2065*(3)	70,000	50,840
Barclays Mtg. Loan Trust VRS
Series 2021-NQM1, Class A3 2.19%, 09/25/2051*(3)	86,302	70,890
BFLD Trust FRS
Series 2019-DPLO, Class C 4.95%, (1 ML+1.54%), 10/15/2034*	55,000	52,774
BIG Commercial Mtg. Trust FRS
Series 2022-BIG, Class A 4.72%, (TSFR1M+1.34%), 02/15/2039*	260,000	249,483
BWAY Mtg. Trust
Series 2022-26BW, Class A 3.40%, 02/10/2044*	150,000	114,193
Cantor Commercial Real Estate Lending VRS
Series 2019-CF1, Class 65A 4.41%, 05/15/2052*(3)	100,000	93,054
CD Mtg. Trust VRS
Series 2017-CD3, Class B 3.98%, 02/10/2050(3)	75,000	65,198
CIM Trust VRS
Series 2019-INV3, Class A15 3.50%, 08/25/2049*(3)	18,962	16,973
Citigroup Mtg. Loan Trust, Inc. VRS
Series 2020-EXP2, Class A3 2.50%, 08/25/2050*(3)	51,049	41,201
Cold Storage Trust FRS
Series 2020-ICE5, Class B 4.12%, (1 ML+1.30%), 11/15/2037*	98,299	94,608
COLT Mtg. Loan Trust VRS
Series 2020-3, Class A1 1.51%, 04/27/2065*(3)	14,636	13,677
Series 2021-6, Class A1 1.91%, 12/25/2066*(3)	201,302	167,626
Series 2022-3, Class A1 3.90%, 02/25/2067*(3)	149,212	131,117
Deephaven Residential Mtg. Trust VRS
Series 2021-2, Class A1 0.90%, 04/25/2066*(3)	58,893	48,709
Ellington Financial Mtg. Trust VRS
Series 2021-2, Class A1 0.93%, 06/25/2066*(3)	64,797	49,837
Fontainebleau Miami Beach Trust
Series 2019-FBLU, Class C 3.75%, 12/10/2036*	100,000	92,389
Great Wolf Trust FRS
Series 2019-WOLF, Class C 4.45%, (1 ML+1.63%), 12/15/2036*	30,000	28,565
GS Mtg. Securities Trust VRS
Series 2021-PJ5, Class A8 2.50%, 10/25/2051*(3)	160,525	136,221
Security Description	Shares or Principal Amount	Value

Commercial and Residential (continued)
Series 2020-INV1, Class A14 2.93%, 10/25/2050*(3)	$ 34,313	$ 27,792
JPMorgan Mtg. Trust FRS
Series 2020-INV1, Class A11 3.91%, (1 ML+0.83%), 08/25/2050*	5,622	5,174
JPMorgan Mtg. Trust VRS
Series 2019-INV2, Class A3 3.50%, 02/25/2050*(3)	4,288	3,866
Series 2019-INV3, Class A15 3.50%, 05/25/2050*(3)	11,479	10,305
Series 2019-INV3, Class A3 3.50%, 05/25/2050*(3)	12,522	11,138
Series 2020-INV1, Class A3 3.50%, 08/25/2050*(3)	21,362	18,705
MHC Commercial Mtg. Trust FRS
Series 2021-MHC, Class B 4.51%, (1 ML+1.10%), 04/15/2038*	205,000	194,422
Morgan Stanley Capital I Trust
Series 2018-H4, Class A4 4.31%, 12/15/2051	55,000	50,479
Morgan Stanley Residential Mtg. Loan Trust VRS
Series 2021-2, Class A9 2.50%, 05/25/2051*(3)	81,709	61,067
New Orleans Hotel Trust FRS
Series 2019-HNLA, Class C 5.00%, (1 ML+1.59%), 04/15/2032*	100,000	92,967
New Residential Mtg. Loan Trust VRS
Series 2022-INV1, Class A4 3.00%, 03/25/2052*(3)	142,121	110,679
NYO Commercial Mtg. Trust FRS
Series 2021-1290, Class C 4.81%, (1 ML+2.00%), 11/15/2038*	215,000	196,607
OBX Trust FRS
Series 2019-EXP3, Class 2A2 4.69%, (1 ML+1.10%), 10/25/2059*	13,501	13,029
Provident Funding Mtg. Trust VRS
Series 2019-1, Class B1 3.20%, 12/25/2049*(3)	168,501	129,741
Sequoia Mtg. Trust VRS
Series 2018-CH3, Class A2 4.00%, 08/25/2048*(3)	1,779	1,741
Starwood Mtg. Residential Trust VRS
Series 2020-INV1, Class A1 1.03%, 11/25/2055*(3)	29,688	27,223
Series 2021-2, Class A2 1.17%, 05/25/2065*(3)	38,385	35,487
Series 2019-INV1, Class A3 2.92%, 09/27/2049*(3)	82,633	78,351
Verus Securitization Trust VRS
Series 2021-7, Class A1 1.83%, 10/25/2066*(3)	228,799	182,953
Series 2019-INV3, Class A1 2.69%, 11/25/2059*(3)	22,084	21,085
Wells Fargo Mtg. Backed Securities Trust VRS
Series 2021-RR1, Class A1 2.50%, 12/25/2050*(3)	85,945	67,336
		2,984,870

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency — 0.1%
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk FRS
Series 2021-DNA2, Class M1 3.80%, (SOFR30A+0.80%), 08/25/2033*	$ 11,182	$ 11,133
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk REMIC Trust FRS
Series 2021-HQA1, Class M1 3.70%, (SOFR30A+0.70%), 08/25/2033*	3,522	3,504
Series 2021-DNA7, Class M1 3.85%, (SOFR30A+0.85%), 11/25/2041*	140,817	136,358
Series 2021-DNA6, Class M2 4.50%, (SOFR30A+1.50%), 10/25/2041*	100,000	91,777
Series 2022-DNA3, Class M1A 5.00%, (SOFR30A+2.00%), 04/25/2042*	164,559	161,268
Series 2021-DNA3, Class M2 5.10%, (SOFR30A+2.10%), 10/25/2033*	50,000	47,675
Series 2022-HQA1, Class M1A 5.10%, (SOFR30A+2.10%), 03/25/2042*	139,345	138,629
Federal National Mtg. Assoc. Connecticut Avenue Securities FRS
Series 2022-R01, Class 1M1 4.00%, (SOFR30A+1.00%), 12/25/2041*	41,237	39,948
Government National Mtg. Assoc. REMIC FRS
Series 2019-78, Class FB 3.89%, (1 ML+0.40%), 06/20/2049	16,229	15,954
		646,246
Total Collateralized Mortgage Obligations (cost $4,162,313)		3,631,116
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 10.1%
U.S. Government — 10.1%
United States Treasury Bonds
1.13%, 05/15/2040 to 08/15/2040	1,613,000	960,750
1.25%, 05/15/2050	184,000	94,810
1.38%, 11/15/2040 to 08/15/2050	1,403,000	779,254
1.63%, 11/15/2050	340,000	194,438
1.75%, 08/15/2041	575,000	375,277
1.88%, 02/15/2041 to 11/15/2051	7,800,000	5,062,433
2.00%, 11/15/2041 to 08/15/2051	3,536,000	2,271,940
2.25%, 05/15/2041 to 02/15/2052	2,944,000	1,998,089
2.38%, 02/15/2042 to 05/15/2051	3,221,000	2,320,584
2.50%, 02/15/2045 to 05/15/2046	149,700	107,423
2.75%, 08/15/2047(4)	380,000	285,000
2.88%, 08/15/2045 to 05/15/2052	806,000	625,059
3.00%, 11/15/2045 to 08/15/2052	1,497,200	1,193,479
3.13%, 11/15/2041 to 05/15/2048	485,500	399,562
3.25%, 05/15/2042	515,000	435,416
3.38%, 08/15/2042 to 11/15/2048	1,042,000	897,662
3.50%, 02/15/2039	1,765,000	1,602,427
3.63%, 02/15/2044	61,000	53,842
Security Description	Shares or Principal Amount	Value

U.S. Government (continued)
3.88%, 08/15/2040	$ 630,000	$ 591,880
United States Treasury Notes
0.13%, 01/31/2023 to 08/31/2023	4,440,000	4,385,500
0.25%, 05/31/2025 to 08/31/2025	6,735,000	6,021,808
0.38%, 04/30/2025 to 01/31/2026	8,630,000	7,695,437
0.63%, 05/15/2030	175,000	135,980
0.75%, 03/31/2026 to 08/31/2026	5,750,000	5,020,879
0.88%, 06/30/2026	2,075,000	1,829,972
1.25%, 08/15/2031	2,725,000	2,165,843
1.50%, 10/31/2024 to 11/30/2024	1,070,000	1,006,611
1.88%, 02/28/2027	3,935,000	3,559,945
2.63%, 02/28/2023	1,160,000	1,153,877
2.75%, 08/31/2023 to 08/15/2032	4,215,000	3,973,227
2.88%, 05/15/2032	460,000	416,803
3.00%, 07/31/2024	835,000	812,722
4.13%, 09/30/2027	425,000	422,676
		58,850,605
U.S. Government Agency — 0.0%
Government National Mtg. Assoc.
2.50%, 11/20/2051 to 12/20/2051	61,382	52,165
3.00%, 06/20/2032 to 04/20/2051	35,373	31,473
3.50%, 09/20/2049 to 10/20/2052	40,516	36,475
4.50%, 02/20/2046 to 08/20/2047	7,337	7,138
5.00%, 12/20/2048	4,654	4,557
5.50%, 03/20/2049	1,037	1,050
		132,858
Total U.S. Government & Agency Obligations (cost $70,920,630)		58,983,463
FOREIGN GOVERNMENT OBLIGATIONS — 0.1%
Regional(State/Province) — 0.0%
Province of Manitoba, Canada
2.60%, 04/16/2024	86,000	83,416
Province of New Brunswick, Canada
3.63%, 02/24/2028	25,000	23,802
		107,218
Sovereign — 0.1%
Republic of Panama
3.30%, 01/19/2033	350,000	269,215
United Mexican States
2.66%, 05/24/2031	200,000	154,828
3.50%, 02/12/2034	230,000	175,480
		599,523
Total Foreign Government Obligations (cost $889,960)		706,741
MUNICIPAL SECURITIES — 0.6%
Bay Area Toll Authority Revenue Bonds
2.57%, 04/01/2031	250,000	213,245
California State University Revenue Bonds
2.80%, 11/01/2041	350,000	230,454
Central Texas Regional Mobility Authority Revenue Bonds
3.17%, 01/01/2041	200,000	138,242

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
MUNICIPAL SECURITIES (continued)
Central Texas Turnpike System Revenue Bonds
3.03%, 08/15/2041	$ 105,000	$ 66,644
Chicago O'Hare International Airport Revenue Bonds
6.40%, 01/01/2040	50,000	54,280
City of Houston TX Airport System Revenue Revenue Bonds
2.39%, 07/01/2031	30,000	23,585
City of Los Angeles Department of Airports Revenue Bonds
6.58%, 05/15/2039	255,000	273,334
City of Los Angeles Wastewater System Revenue Bonds
5.81%, 06/01/2040	245,000	249,699
County of Cook, IL General Obligation Bonds
6.23%, 11/15/2034	160,000	165,300
County of Miami-Dade, FL Transit System Revenue Bonds
5.62%, 07/01/2040	25,000	24,852
County of Washoe NV Revenue Bonds
7.97%, 02/01/2040	40,000	47,992
Dallas Fort Worth International Airport Revenue Bonds
2.84%, 11/01/2046	310,000	208,687
2.99%, 11/01/2038	60,000	46,098
3.09%, 11/01/2040	135,000	98,485
Denver Schools Certificate Participation
4.24%, 12/15/2037	25,000	22,146
Florida Development Finance Corp. Revenue Bonds
4.11%, 04/01/2050	145,000	107,422
Grand Parkway Transportation Corp. Revenue Bonds
3.24%, 10/01/2052	80,000	50,906
Great Lakes Water Authority Sewage Disposal System Revenue Revenue Bonds
3.06%, 07/01/2039	30,000	22,414
Illinois Municipal Electric Agency Revenue Bonds
6.83%, 02/01/2035	95,000	102,076
Los Angeles County Public Works Financing Authority Revenue Bonds
7.49%, 08/01/2033	50,000	55,891
Maryland Stadium Authority Revenue Bonds
2.36%, 05/01/2035	170,000	120,093
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Revenue Bonds
3.24%, 07/01/2052	265,000	151,432
Security Description	Shares or Principal Amount	Value

Metropolitan Transportation Authority Revenue Bonds
5.87%, 11/15/2039	$ 10,000	$ 9,357
Metropolitan Water Reclamation District of Greater Chicago General Obligation Bonds
5.72%, 12/01/2038	50,000	52,065
Miami Dade Co. Water & Sewer System Revenue Bonds
3.49%, 10/01/2042	40,000	30,655
Municipal Electric Authority of Georgia Revenue Bonds
6.66%, 04/01/2057	47,000	48,259
New York State Dormitory Authority Revenue Bonds
4.85%, 07/01/2048	100,000	89,197
Public Finance Authority Revenue Bonds
3.41%, 07/01/2051	230,000	153,541
Rutgers The State University of New Jersey Revenue Bonds
5.67%, 05/01/2040	50,000	49,594
San Francisco City & County Airport Commission-San Francisco International Airport Revenue Bonds
3.35%, 05/01/2051	175,000	109,989
San Jose Redevelopment Agency Successor Agency Tax Allocation
3.38%, 08/01/2034	5,000	4,255
State of California General Obligation Bonds
7.63%, 03/01/2040	50,000	59,750
Texas A&M University Revenue Bonds
3.33%, 05/15/2039	125,000	96,019
Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds
3.92%, 12/31/2049	115,000	83,004
University of California Revenue Bonds
5.77%, 05/15/2043	20,000	20,297
Utah Transit Authority Revenue Bonds
3.44%, 12/15/2042	130,000	95,593
Virginia Commonwealth University Health System Authority Revenue Bonds
4.96%, 01/01/2044	25,000	22,316
Western Minnesota Municipal Power Agency Revenue Bonds
3.16%, 01/01/2039	100,000	75,571
Total Municipal Securities (cost $4,703,822)		3,472,739
Total Long-Term Investment Securities (cost $607,677,052)		562,799,613

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS — 3.6%
Unaffiliated Investment Companies — 3.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.01%(5)	20,960,741	$ 20,960,741
T. Rowe Price Treasury Reserve Fund 3.21%(5)	103	103
Total Short-Term Investments (cost $20,960,845)		20,960,844
TOTAL INVESTMENTS (cost $628,637,897)	100.1%	583,760,457
Other assets less liabilities	(0.1)	(320,776)
NET ASSETS	100.0%	$583,439,681
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA T. Rowe Price Asset Allocation Growth Portfolio has no right to demand registration of these securities. At October 31, 2022, the aggregate value of these securities was $14,386,284 representing 2.5% of net assets.
(1)	Securities classified as Level 3 (see Note 1).
(2)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of October 31, 2022, the Portfolio held the following restricted securities:
Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
ANT International Co., Ltd. Class C	06/07/2018	2,514	$9,582	$4,953	$1.97	0.00%
Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks (continued)
Canva, Inc.
	04/11/2021	22	$37,505
	08/16/2021	11	18,746
	12/17/2021	9	15,337
		42	71,588	$40,108	$954.95	0.01%
Gusto, Inc.	10/04/2021	775	22,311	14,593	18.83	0.00
Convertible Preferred Stocks
Canva, Inc. Series A	11/04/2021	2	3,410	1,910	954.95	0.00
Databricks, Inc. Series G	02/02/2021	300	17,737	14,019	46.73	0.00
Databricks, Inc. Series H	09/01/2021	858	63,049	40,094	46.73	0.01
Gusto, Inc. Series E	07/13/2021	1,028	31,246	19,357	18.83	0.00
				$135,034		0.02%
(3)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(4)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(5)	The rate shown is the 7-day yield as of October 31, 2022.
1 ML—1 Month USD LIBOR
3 ML—3 Month USD LIBOR
ADR—American Depositary Receipt
ASX—Australian Stock Exchange
CDI—Chess Depositary Interest
CLO—Collateralized Loan Obligation
CVR—Contingent Value Rights
DAC—Designated Activity Company
FRS—Floating Rate Security
LSE—London Stock Exchange
NASDAQ—National Association of Securities Dealers Automated Quotations
REMIC—Real Estate Mortgage Investment Conduit
SDR—Swedish Depositary Receipt
SOFR30A—US 30 Day Average Secured Overnight Financing Rate
TSFR1M—Term Secured Overnight Financing Rate 1 Month
VRS—Variable Rate Security
XAMS—Euronext Amsterdam Stock Exchange
The rates shown on FRS and/or VRS are the current interest rates at October 31, 2022 and unless noted otherwise, the dates shown are the original maturity dates.

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2022— (unaudited) — (continued)

Credit Default Swaps - Seller(1)
Counterparty (OTC)/ Centrally cleared	Reference obligation	Implied credit spread(2)	Notional amount(3)	Currency	USD notional amount(3)	Received fixed rate	Fixed payment frequency	Maturity date	Upfront payment paid (received)	Unrealized appreciation (depreciation)	Value(4)
Centrally Cleared	CDX North American Investment Grade Index	0.8997%	2,000,000	USD	2,000,000	1.000%	Quarterly	Dec 2027	$(198)	$9,211	$9,013
(1)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, credit indices or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(3)	The maximum potential amount the Portfolio could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement have been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
USD—United States Dollar
Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
1	Long	U.S. Treasury Ultra 10 Year Notes	December 2022	$114,845	$115,984	$1,139
6	Short	U.S. Treasury 10 Year Notes	December 2022	666,161	663,563	2,598
						$3,737
						Unrealized (Depreciation)
1	Long	U.S. Treasury Ultra Bonds	December 2022	$ 142,050	$ 127,656	$ (14,394)
62	Long	U.S. Treasury 5 Year Notes	December 2022	6,855,908	6,608,812	(247,096)
1	Short	U.S. Treasury 2 Year Notes	December 2022	204,361	204,382	(21)
						$(261,511)
Net Unrealized Appreciation (Depreciation)						$(257,774)
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2022 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Advertising	$187,724	$840,165	$—	$1,027,889
Aerospace/Defense	5,204,077	521,680	—	5,725,757
Agriculture	4,406,396	718,767	—	5,125,163
Apparel	1,718,551	957,250	—	2,675,801
Auto Manufacturers	7,042,051	1,900,570	—	8,942,621
Auto Parts & Equipment	1,334,674	1,203,167	—	2,537,841
Banks	20,991,870	7,458,470	—	28,450,340
Beverages	7,448,106	1,558,629	—	9,006,735
Biotechnology	3,570,280	313,928	—	3,884,208
Chemicals	7,271,594	3,331,573	—	10,603,167

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2022— (unaudited) — (continued)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Commercial Services	$7,354,993	$3,121,279	$14,593	$10,490,865
Computer Graphics	—	—	40,108	40,108
Computers	21,206,885	1,578,427	—	22,785,312
Cosmetics/Personal Care	2,745,311	2,497,244	—	5,242,555
Distribution/Wholesale	329,983	1,344,355	—	1,674,338
Diversified Financial Services	13,687,922	930,113	4,953	14,622,988
Electric	13,420,083	1,995,931	—	15,416,014
Electrical Components & Equipment	728,270	2,248,188	—	2,976,458
Electronics	7,258,305	583,771	—	7,842,076
Food	4,183,584	4,786,038	—	8,969,622
Food Service	79,935	878,727	—	958,662
Forest Products & Paper	153,908	518,451	—	672,359
Gas	862,819	148,249	—	1,011,068
Healthcare-Products	14,734,232	2,346,826	—	17,081,058
Healthcare-Services	18,452,730	611,236	—	19,063,966
Home Builders	373,040	352,099	—	725,139
Home Furnishings	64,522	1,117,527	—	1,182,049
Insurance	20,961,716	7,418,426	—	28,380,142
Internet	26,223,251	1,321,609	—	27,544,860
Investment Companies	—	476,166	—	476,166
Machinery-Construction & Mining	227,076	666,486	—	893,562
Machinery-Diversified	2,139,928	864,329	—	3,004,257
Mining	56,147	3,281,692	—	3,337,839
Miscellaneous Manufacturing	7,382,965	2,390,277	—	9,773,242
Oil & Gas	12,103,339	4,545,463	—	16,648,802
Packaging & Containers	1,265,430	345,625	—	1,611,055
Pharmaceuticals	28,752,753	7,763,504	—	36,516,257
Private Equity	892,571	203,592	—	1,096,163
Real Estate	171,328	773,849	—	945,177
REITS	9,071,043	744,641	—	9,815,684
Retail	22,554,210	1,945,665	—	24,499,875
Semiconductors	16,231,985	4,942,726	—	21,174,711
Software	35,789,503	935,371	—	36,724,874
Telecommunications	3,432,314	3,264,866	—	6,697,180
Transportation	5,323,904	394,081	—	5,717,985
Other Industries	15,775,908	—	—	15,775,908
Convertible Preferred Stocks	—	—	75,380	75,380
Corporate Bonds & Notes	—	33,971,710	—	33,971,710
Asset Backed Securities	—	2,590,566	—	2,590,566
Collateralized Mortgage Obligations	—	3,631,116	—	3,631,116
U.S. Government & Agency Obligations	—	58,983,463	—	58,983,463
Foreign Government Obligations	—	706,741	—	706,741
Municipal Securities	—	3,472,739	—	3,472,739
Short-Term Investments	20,960,844	—	—	20,960,844
Total Investments at Value	$394,128,060	$189,497,363	$135,034	$583,760,457
Other Financial Instruments:†
Swaps	$—	$9,211	$—	$9,211
Futures Contracts	3,737	—	—	3,737
Total Other Financial Instruments	$3,737	$9,211	$—	$12,948
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$261,511	$—	$—	$261,511
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
Level 3 investments in securities were not considered a significant portion of the Portfolio's net assets.
See Notes to Portfolio of Investments

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2022— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 57.7%
Advertising — 0.1%
Stroeer SE & Co. KGaA	11,126	$ 453,675
WPP PLC	183,698	1,611,906
		2,065,581
Aerospace/Defense — 0.6%
Boeing Co.†	5,119	729,509
L3Harris Technologies, Inc.	17,655	4,351,428
Northrop Grumman Corp.	4,501	2,471,094
Raytheon Technologies Corp.	699	66,279
Safran SA	11,588	1,288,411
TransDigm Group, Inc.	195	112,273
		9,018,994
Agriculture — 0.6%
Altria Group, Inc.	9,544	441,601
Darling Ingredients, Inc.†	4,881	383,061
Philip Morris International, Inc.	63,913	5,870,409
Wilmar International, Ltd.	651,400	1,787,040
		8,482,111
Airlines — 0.0%
Southwest Airlines Co.†	10,944	397,815
United Airlines Holdings, Inc.†	4,278	184,296
		582,111
Apparel — 0.3%
Dr. Martens PLC	177,976	506,651
Kering SA	2,772	1,268,844
NIKE, Inc., Class B	23,385	2,167,322
Samsonite International SA*†	282,600	608,398
		4,551,215
Auto Manufacturers — 1.4%
Cummins, Inc.	4,062	993,200
Dr. Ing. h.c. F. Porsche AG (Preference Shares)†	14,018	1,433,815
Honda Motor Co., Ltd.	22,700	514,652
PACCAR, Inc.	5,305	513,683
Rivian Automotive, Inc., Class A†	3,196	111,764
Suzuki Motor Corp.	29,100	981,845
Tesla, Inc.†	48,649	11,069,593
Toyota Motor Corp.	237,200	3,290,122
		18,908,674
Auto Parts & Equipment — 0.4%
Aptiv PLC†	609	55,462
Autoliv, Inc. SDR	14,290	1,146,561
Denso Corp.	18,100	898,735
Magna International, Inc.	36,570	2,038,046
Mobileye Global, Inc., Class A†	2,802	73,917
Stanley Electric Co., Ltd.	34,900	592,871
Sumitomo Rubber Industries, Ltd.	38,400	329,325
		5,134,917
Banks — 3.5%
Australia & New Zealand Banking Group, Ltd.	75,843	1,236,351
Bank of America Corp.	226,857	8,175,926
Bank of New York Mellon Corp.	4,949	208,402
BNP Paribas SA	29,910	1,401,220
Citigroup, Inc.	9,602	440,348
Citizens Financial Group, Inc.	2,569	105,072
DBS Group Holdings, Ltd.	47,700	1,151,748
Security Description	Shares or Principal Amount	Value

Banks (continued)
DNB Bank ASA	140,787	$ 2,483,950
Erste Group Bank AG	22,269	548,610
Fifth Third Bancorp	16,782	598,950
Goldman Sachs Group, Inc.	10,543	3,632,169
Huntington Bancshares, Inc.	55,435	841,503
ING Groep NV	261,041	2,564,018
Intesa Sanpaolo SpA	373,498	713,175
JPMorgan Chase & Co.	37,634	4,737,368
Lloyds Banking Group PLC	2,395,208	1,152,806
Macquarie Group, Ltd.	11,029	1,188,969
Mitsubishi UFJ Financial Group, Inc.	222,800	1,056,206
Morgan Stanley	3,105	255,138
National Bank of Canada	37,224	2,534,516
Signature Bank	1,964	311,353
Standard Chartered PLC	109,786	654,945
State Street Corp.	4,703	348,022
Sumitomo Mitsui Trust Holdings, Inc.	27,000	776,356
SVB Financial Group†	263	60,743
Svenska Handelsbanken AB, Class A	188,366	1,749,618
United Overseas Bank, Ltd.	99,300	1,946,625
US Bancorp	5,983	253,978
Wells Fargo & Co.	154,559	7,108,169
		48,236,254
Beverages — 0.9%
Coca-Cola Co.	40,240	2,408,364
Constellation Brands, Inc., Class A	3,808	940,881
Diageo PLC	52,906	2,181,106
Keurig Dr Pepper, Inc.	85,983	3,339,580
Kirin Holdings Co., Ltd.	56,500	830,902
Monster Beverage Corp.†	9,904	928,203
PepsiCo, Inc.	7,723	1,402,342
		12,031,378
Biotechnology — 0.3%
Amgen, Inc.	2,474	668,846
Biogen, Inc.†	1,788	506,791
Corteva, Inc.	2,582	168,708
Genmab A/S†	2,099	809,501
Illumina, Inc.†	485	110,977
Moderna, Inc.†	3,609	542,541
Regeneron Pharmaceuticals, Inc.†	752	563,060
Vertex Pharmaceuticals, Inc.†	1,587	495,144
		3,865,568
Building Materials — 0.1%
Katitas Co., Ltd.	3,500	78,433
Martin Marietta Materials, Inc.	548	184,117
ROCKWOOL A/S, Class B	262	52,067
Sika AG	224	50,428
Vulcan Materials Co.	3,045	498,467
		863,512
Chemicals — 1.3%
Air Liquide SA	14,199	1,854,656
Air Products and Chemicals, Inc.	2,579	645,782
Akzo Nobel NV	22,626	1,394,740
Albemarle Corp.	266	74,445
Asahi Kasei Corp.	149,500	959,177
BASF SE	24,607	1,104,620
CF Industries Holdings, Inc.	4,443	472,113
Covestro AG*	27,957	951,878

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Chemicals (continued)
Element Solutions, Inc.	4,120	$ 70,864
FMC Corp.	3,343	397,483
International Flavors & Fragrances, Inc.	1,828	178,431
Johnson Matthey PLC	49,177	1,089,862
Koninklijke DSM NV	203	23,904
Linde PLC	9,289	2,762,084
Nutrien, Ltd.	31,331	2,647,470
PPG Industries, Inc.	693	79,127
RPM International, Inc.	5,627	532,145
Sherwin-Williams Co.	8,737	1,966,087
Shin-Etsu Chemical Co., Ltd.	400	41,768
Tosoh Corp.	12,200	132,769
Umicore SA	28,857	949,941
		18,329,346
Commercial Services — 1.2%
Adyen NV*†	558	799,344
Affirm Holdings, Inc.†	6,426	128,970
Amadeus IT Group SA†	17,082	889,219
Ashtead Group PLC	35,221	1,832,931
Block, Inc.†	8,419	505,729
Bright Horizons Family Solutions, Inc.†	3,295	215,229
Cintas Corp.	648	277,052
CoStar Group, Inc.†	3,980	329,226
Element Fleet Management Corp.	164,951	2,197,571
FleetCor Technologies, Inc.†	4,880	908,266
Global Payments, Inc.	7,326	837,069
Gusto, Inc.†(1)(2)	2,300	43,309
PayPal Holdings, Inc.†	5,185	433,362
Quanta Services, Inc.	693	98,434
Recruit Holdings Co., Ltd.	47,600	1,460,952
S&P Global, Inc.	5,661	1,818,596
TechnoPro Holdings, Inc.	55,700	1,322,169
TransUnion	6,300	373,401
United Rentals, Inc.†	1,530	483,036
WillScot Mobile Mini Holdings Corp.†	7,262	308,853
Worley, Ltd.	156,152	1,424,453
		16,687,171
Computer Graphics — 0.0%
Canva, Inc.†(1)(2)	120	114,594
Computers — 2.8%
Accenture PLC, Class A	6,309	1,791,125
Apple, Inc.	206,062	31,597,547
Cognizant Technology Solutions Corp., Class A	1,980	123,255
Crowdstrike Holdings, Inc., Class A†	1,945	313,534
Fortinet, Inc.†	14,926	853,170
NTT Data Corp.	176,300	2,555,745
Pure Storage, Inc., Class A†	4,738	146,215
Teleperformance	5,202	1,393,474
Western Digital Corp.†	5,559	191,063
		38,965,128
Cosmetics/Personal Care — 0.8%
Colgate-Palmolive Co.	1,576	116,372
Estee Lauder Cos., Inc., Class A	2,267	454,511
Haleon PLC ADR†	48,043	294,023
Security Description	Shares or Principal Amount	Value

Cosmetics/Personal Care (continued)
L'Oreal SA	6,673	$ 2,095,081
Pola Orbis Holdings, Inc.	11,700	129,144
Procter & Gamble Co.	34,701	4,673,184
Unilever PLC	89,713	4,080,765
		11,843,080
Distribution/Wholesale — 0.3%
Bunzl PLC	30,363	988,365
Mitsubishi Corp.	43,100	1,167,683
Sumitomo Corp.	94,000	1,197,562
Toromont Industries, Ltd.	3,522	270,675
		3,624,285
Diversified Financial Services — 1.6%
American Express Co.	4,236	628,834
ANT International Co., Ltd. Class C†(1)(2)	84,481	166,428
Apollo Global Management, Inc.	3,481	192,708
Blue Owl Capital, Inc.	7,855	78,707
Charles Schwab Corp.	30,693	2,445,311
Close Brothers Group PLC	28,488	320,679
CME Group, Inc.	2,135	369,996
Housing Development Finance Corp., Ltd.	43,513	1,297,357
Intercontinental Exchange, Inc.	5,649	539,875
Invesco, Ltd.	5,823	89,208
Julius Baer Group, Ltd.	28,767	1,380,167
Mastercard, Inc., Class A	18,130	5,949,903
Mitsubishi HC Capital, Inc.	140,600	602,503
Visa, Inc., Class A	39,229	8,126,680
XP, Inc., Class A†	31,943	585,515
		22,773,871
Electric — 2.0%
Ameren Corp.	15,650	1,275,788
American Electric Power Co., Inc.	20,376	1,791,458
CMS Energy Corp.	3,600	205,380
Dominion Energy, Inc.	61,817	4,325,335
DTE Energy Co.	9,905	1,110,450
Electric Power Development Co., Ltd.	58,700	812,985
Engie SA	203,070	2,637,787
Exelon Corp.	41,565	1,603,993
FirstEnergy Corp.	21,599	814,498
Iberdrola SA	3,800	38,601
National Grid PLC	148,403	1,614,723
NextEra Energy, Inc.	15,454	1,197,685
PG&E Corp.†	53,920	805,026
Sempra Energy	15,870	2,395,418
Southern Co.	95,629	6,261,787
WEC Energy Group, Inc.	5,423	495,283
Xcel Energy, Inc.	10,104	657,871
		28,044,068
Electrical Components & Equipment — 0.5%
ABB, Ltd.	82,034	2,277,310
AMETEK, Inc.	4,203	544,961
Generac Holdings, Inc.†	1,644	190,556
Legrand SA	23,048	1,755,094
Prysmian SpA	49,630	1,618,147
Schneider Electric SE	793	100,358
		6,486,426

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electronics — 0.5%
Agilent Technologies, Inc.	3,467	$ 479,660
Amphenol Corp., Class A	163	12,360
Honeywell International, Inc.	14,662	2,991,341
Hubbell, Inc.	7,436	1,765,901
Mettler-Toledo International, Inc.†	209	264,370
Murata Manufacturing Co., Ltd.	29,700	1,456,976
TE Connectivity, Ltd.	3,447	421,327
		7,391,935
Energy-Alternate Sources — 0.0%
Shoals Technologies Group, Inc., Class A†	3,584	82,826
Engineering & Construction — 0.0%
Cellnex Telecom SA*	2,611	85,324
Environmental Control — 0.1%
Republic Services, Inc.	7,064	936,828
Waste Connections, Inc.	4,590	605,467
		1,542,295
Food — 1.2%
Bakkafrost P/F	2,162	107,680
Barry Callebaut AG	600	1,134,236
Conagra Brands, Inc.	9,234	338,888
Kraft Heinz Co.	48,979	1,884,222
Mondelez International, Inc., Class A	50,359	3,096,071
Nestle SA	71,773	7,811,872
Seven & i Holdings Co., Ltd.	54,800	2,045,709
		16,418,678
Food Service — 0.2%
Compass Group PLC	105,988	2,232,210
Forest Products & Paper — 0.1%
International Paper Co.	7,136	239,841
Mondi PLC	2,825	47,381
Stora Enso Oyj, Class R	99,176	1,291,452
Svenska Cellulosa AB SCA, Class B	5,447	64,212
UPM-Kymmene Oyj	3,943	132,026
West Fraser Timber Co., Ltd. (NASDAQ)	970	72,779
West Fraser Timber Co., Ltd. (TSX)	540	40,545
		1,888,236
Gas — 0.0%
Beijing Enterprises Holdings, Ltd.	143,500	363,654
NiSource, Inc.	9,562	245,648
		609,302
Hand/Machine Tools — 0.0%
Stanley Black & Decker, Inc.	4,375	343,394
Healthcare-Products — 1.8%
Abbott Laboratories	15,189	1,502,800
Alcon, Inc.	11,585	704,696
Align Technology, Inc.†	935	181,670
Danaher Corp.	18,860	4,746,496
Elekta AB, Series B	140,886	715,381
EssilorLuxottica SA	11,063	1,752,385
Intuitive Surgical, Inc.†	15,636	3,853,805
Koninklijke Philips NV	74,963	949,140
Medtronic PLC	4,217	368,313
PerkinElmer, Inc.	4,815	643,188
Siemens Healthineers AG*	39,684	1,826,905
Security Description	Shares or Principal Amount	Value

Healthcare-Products (continued)
STERIS PLC	1,076	$ 185,696
Stryker Corp.	10,274	2,355,212
Teleflex, Inc.	1,135	243,525
Thermo Fisher Scientific, Inc.	9,303	4,781,463
West Pharmaceutical Services, Inc.	396	91,119
Zimmer Biomet Holdings, Inc.	4,251	481,851
		25,383,645
Healthcare-Services — 2.4%
Centene Corp.†	41,148	3,502,929
Charles River Laboratories International, Inc.†	523	111,007
Elevance Health, Inc.	17,428	9,529,108
Evotec SE†	25,717	491,166
Fresenius SE & Co. KGaA	45,195	1,040,563
HCA Healthcare, Inc.	9,281	2,018,339
Humana, Inc.	5,952	3,321,692
Molina Healthcare, Inc.†	1,294	464,365
UnitedHealth Group, Inc.	23,381	12,979,962
		33,459,131
Home Builders — 0.1%
NVR, Inc.†	70	296,643
Persimmon PLC	62,614	937,064
		1,233,707
Home Furnishings — 0.2%
Panasonic Holdings Corp.	152,100	1,088,238
Sony Group Corp.	24,600	1,665,731
		2,753,969
Household Products/Wares — 0.1%
Avery Dennison Corp.	2,569	435,574
Kimberly-Clark Corp.	4,872	606,369
		1,041,943
Insurance — 3.6%
AIA Group, Ltd.	76,400	576,950
Allstate Corp.	10,252	1,294,315
Assurant, Inc.	2,792	379,321
AXA SA	142,805	3,524,432
Berkshire Hathaway, Inc., Class B†	9,108	2,687,680
Challenger, Ltd.	123,091	551,097
Chubb, Ltd.	41,651	8,950,383
Definity Financial Corp.	13,695	405,618
Direct Line Insurance Group PLC	254,961	589,757
Equitable Holdings, Inc.	17,246	528,073
Hartford Financial Services Group, Inc.	29,069	2,104,886
Manulife Financial Corp.	72,997	1,209,874
Marsh & McLennan Cos., Inc.	7,867	1,270,442
MetLife, Inc.	42,775	3,131,558
Muenchener Rueckversicherungs-Gesellschaft AG	11,765	3,108,323
PICC Property & Casualty Co., Ltd.	1,232,000	1,136,588
Ping An Insurance Group Co. of China, Ltd.	93,000	372,168
Progressive Corp.	24,104	3,094,954
RenaissanceRe Holdings, Ltd.	3,419	528,851
Sampo Oyj, Class A	56,702	2,591,407
Storebrand ASA	191,318	1,480,186
Sun Life Financial, Inc.	54,938	2,333,257
Tokio Marine Holdings, Inc.	120,900	2,184,115

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
Travelers Cos., Inc.	19,680	$ 3,630,173
Voya Financial, Inc.	3,180	217,385
Zurich Insurance Group AG	5,777	2,463,195
		50,344,988
Internet — 4.3%
Alibaba Group Holding, Ltd. ADR†	3,131	199,069
Alphabet, Inc., Class A†	46,093	4,356,249
Alphabet, Inc., Class C†	217,689	20,606,441
Amazon.com, Inc.†	203,451	20,841,520
ASOS PLC†	37,359	241,030
Booking Holdings, Inc.†	844	1,577,841
CyberAgent, Inc.	121,300	994,728
DoorDash, Inc., Class A†	6,113	266,099
Gen Digital, Inc.	8,302	187,044
Meta Platforms, Inc., Class A†	43,756	4,076,309
NAVER Corp.	4,900	580,879
Netflix, Inc.†	8,434	2,461,716
Opendoor Technologies, Inc.†	35,179	91,114
Sea, Ltd. ADR†	18,931	940,492
Shopify, Inc., Class A†	17,930	613,744
Tencent Holdings, Ltd.	27,600	724,217
Z Holdings Corp.	257,900	664,632
		59,423,124
Investment Companies — 0.1%
Melrose Industries PLC	900,142	1,205,054
Iron/Steel — 0.2%
BlueScope Steel, Ltd.	17,964	179,370
Nippon Steel Corp.	15,000	205,530
Nucor Corp.	3,549	466,268
POSCO Holdings, Inc.	971	169,447
Reliance Steel & Aluminum Co.	3,444	693,897
Steel Dynamics, Inc.	5,259	494,609
Vale SA	19,481	253,172
		2,462,293
Lodging — 0.2%
H World Group, Ltd.	9,500	25,971
Hilton Worldwide Holdings, Inc.	5,554	751,234
InterContinental Hotels Group PLC	1,757	94,526
Kyoritsu Maintenance Co., Ltd.	2,100	86,533
Las Vegas Sands Corp.†	6,778	257,632
Marriott International, Inc., Class A	3,998	640,120
MGM Resorts International	7,319	260,337
Wynn Resorts, Ltd.†	3,848	245,887
		2,362,240
Machinery-Construction & Mining — 0.2%
Caterpillar, Inc.	539	116,672
Epiroc AB, Class A	15,063	230,316
Epiroc AB, Class B	6,576	88,275
Metso Outotec Oyj	35,212	266,768
Mitsubishi Electric Corp.	192,100	1,691,307
Sandvik AB	19,940	311,709
Weir Group PLC	20,445	356,485
		3,061,532
Machinery-Diversified — 0.3%
AGCO Corp.	537	66,679
Cactus, Inc., Class A	2,096	108,405
Deere & Co.	635	251,346
Security Description	Shares or Principal Amount	Value

Machinery-Diversified (continued)
Ingersoll Rand, Inc.	11,522	$ 581,861
KION Group AG	23,719	526,661
Omron Corp.	12,300	571,702
Otis Worldwide Corp.	4,281	302,410
Rockwell Automation, Inc.	1,408	359,462
SMC Corp.	1,400	563,555
THK Co., Ltd.	29,700	518,463
		3,850,544
Media — 0.3%
Charter Communications, Inc., Class A†	105	38,600
Comcast Corp., Class A	9,463	300,356
Walt Disney Co.†	39,519	4,210,354
		4,549,310
Metal Fabricate/Hardware — 0.0%
Tenaris SA ADR	2,739	86,059
Mining — 1.1%
Alrosa PJSC†(1)(2)	121,860	0
Antofagasta PLC	89,098	1,199,172
BHP Group, Ltd. (ASX)	89,815	2,150,515
BHP Group, Ltd. (LSE)	67,170	1,599,539
Boliden AB	19,121	556,120
Central Asia Metals PLC	48,358	118,893
ERO Copper Corp.†	3,966	45,152
Franco-Nevada Corp.	2,295	283,567
Glencore PLC	26,602	152,044
Grupo Mexico SAB de CV, Class B	23,830	85,840
IGO, Ltd.	389,303	3,769,534
Impala Platinum Holdings, Ltd.	2,345	24,021
K92 Mining, Inc.†	68,145	309,625
Karora Resources, Inc.†	54,994	115,046
MMC Norilsk Nickel PJSC†(1)(2)	470	0
NAC Kazatomprom JSC GDR	6,272	165,581
Newmont Corp.	3,614	152,944
Norsk Hydro ASA	41,173	260,791
Northern Star Resources, Ltd.	66,168	367,534
Orla Mining, Ltd.†	23,010	72,627
Osisko Mining, Inc.†	23,879	49,779
OZ Minerals, Ltd.	13,017	199,806
Perseus Mining, Ltd.	247,235	287,060
Polyus PJSC†(1)(2)	428	0
Rhyolite Resources, Ltd.†	45,015	5,617
Rio Tinto PLC	11,852	616,663
Rio Tinto, Ltd.	12,059	675,606
Royal Gold, Inc.	397	37,699
Sibanye Stillwater, Ltd.	9,117	21,324
South32, Ltd.	455,963	1,041,773
Southern Copper Corp.	3,646	171,253
Tietto Minerals, Ltd.†	314,058	140,195
Victoria Gold Corp.†	16,545	83,432
Wesdome Gold Mines, Ltd.†	59,095	354,392
Wheaton Precious Metals Corp.	2,805	91,767
		15,204,911
Miscellaneous Manufacturing — 1.2%
Alfa Laval AB	2,732	67,171
ALS, Ltd.	33,767	246,304
Eaton Corp. PLC	18,086	2,714,166
General Electric Co.	70,063	5,451,602
Largan Precision Co., Ltd.	7,000	399,930

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Miscellaneous Manufacturing (continued)
Siemens AG	51,030	$ 5,578,524
Teledyne Technologies, Inc.†	1,686	670,994
Textron, Inc.	4,730	323,721
Trane Technologies PLC	4,564	728,552
		16,180,964
Oil & Gas — 2.5%
Aker BP ASA	3,529	111,994
Canadian Natural Resources, Ltd.	2,416	144,905
Chevron Corp.	30,233	5,469,150
ConocoPhillips	20,243	2,552,440
DCC PLC	18,442	1,022,837
Devon Energy Corp.	5,699	440,818
EOG Resources, Inc.	9,509	1,298,169
Equinor ASA	124,720	4,543,137
Exxon Mobil Corp.	72,460	8,029,293
Galp Energia SGPS SA	14,722	149,491
Hess Corp.	6,621	934,091
Magnolia Oil & Gas Corp., Class A	5,383	138,235
Marathon Petroleum Corp.	5,388	612,184
Pioneer Natural Resources Co.	3,015	773,076
Shell PLC	8,416	233,275
Shell PLC ADR	31,901	1,774,653
TotalEnergies SE	95,784	5,234,622
TotalEnergies SE ADR	14,333	785,018
Venture Global LNG, Inc. Series C†(1)(2)	3	44,386
Woodside Energy Group, Ltd.	11,977	276,292
		34,568,066
Oil & Gas Services — 0.1%
Baker Hughes Co.	2,582	71,418
ChampionX Corp.	3,380	96,735
Halliburton Co.	25,116	914,725
Liberty Energy, Inc.†	3,445	58,255
TechnipFMC PLC†	10,657	112,858
TGS ASA	3,315	45,283
		1,299,274
Packaging & Containers — 0.2%
Amcor PLC CDI	77,495	893,344
Ardagh Metal Packaging SA	9,830	43,645
Ball Corp.	8,484	419,025
Crown Holdings, Inc.	1,033	70,853
Packaging Corp. of America	3,565	428,549
Sealed Air Corp.	6,701	319,102
Verallia SA*	3,319	93,992
WestRock Co.	4,164	141,826
		2,410,336
Pharmaceuticals — 4.7%
AbbVie, Inc.	38,774	5,676,514
Astellas Pharma, Inc.	197,000	2,710,035
AstraZeneca PLC ADR	117,588	6,915,350
Bayer AG	40,194	2,114,486
Becton Dickinson and Co.	34,274	8,087,636
Bristol-Myers Squibb Co.	6,107	473,109
Cigna Corp.	3,905	1,261,549
CVS Health Corp.	5,105	483,443
DexCom, Inc.†	5,223	630,834
Elanco Animal Health, Inc.†	23,560	310,756
Eli Lilly & Co.	17,565	6,360,111
Security Description	Shares or Principal Amount	Value

Pharmaceuticals (continued)
GSK PLC ADR	35,334	$ 1,172,029
Ipsen SA	5,237	537,923
Johnson & Johnson	48,490	8,435,805
McKesson Corp.	401	156,137
Merck & Co., Inc.	13,846	1,401,215
Novartis AG	47,152	3,821,698
Otsuka Holdings Co., Ltd.	36,000	1,153,714
Pfizer, Inc.	23,354	1,087,129
Roche Holding AG (NES)	15,435	5,129,839
Sanofi	47,857	4,132,292
Sanofi ADR	20,648	892,613
Viatris, Inc.	39,331	398,423
Zoetis, Inc.	12,484	1,882,337
		65,224,977
Pipelines — 0.2%
Equitrans Midstream Corp.	10,001	84,209
Kinder Morgan, Inc.	56,386	1,021,714
TC Energy Corp.	32,815	1,441,235
		2,547,158
Private Equity — 0.0%
Ares Management Corp., Class A	1,431	108,513
Bridgepoint Group PLC*	223,859	511,061
		619,574
Real Estate — 0.2%
Hongkong Land Holdings, Ltd.	31,400	120,979
Howard Hughes Corp.†	697	42,761
Kojamo Oyj	8,638	112,426
Mitsui Fudosan Co., Ltd.	113,700	2,177,886
Shurgard Self Storage SA	1,846	80,321
Sun Hung Kai Properties, Ltd.	9,500	102,291
Tokyo Tatemono Co., Ltd.	6,900	94,857
Wharf Real Estate Investment Co., Ltd.	27,000	106,267
		2,837,788
REITS — 1.7%
Acadia Realty Trust	13,913	194,365
Alexandria Real Estate Equities, Inc.	4,092	594,568
American Homes 4 Rent, Class A	13,828	441,666
American Tower Corp.	4,574	947,687
Apartment Income REIT Corp.	2,302	88,466
Apple Hospitality REIT, Inc.	17,203	294,515
AvalonBay Communities, Inc.	3,773	660,728
Big Yellow Group PLC	4,603	59,438
Camden Property Trust	3,052	352,659
Canadian Apartment Properties REIT	1,792	55,496
CapitaLand Integrated Commercial Trust†	91,400	121,337
Crown Castle, Inc.	1,936	257,991
CubeSmart	10,077	421,924
Daiwa Office Investment Corp.	19	89,684
Derwent London PLC	2,834	70,331
Digital Core REIT Management Pte, Ltd.	116,600	58,279
Douglas Emmett, Inc.	8,870	156,023
EastGroup Properties, Inc.	1,400	219,366
Equinix, Inc.	2,419	1,370,218
Equity LifeStyle Properties, Inc.	12,507	799,948
Equity Residential	7,243	456,454

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
REITS (continued)
Essex Property Trust, Inc.	2,575	$ 572,268
Extra Space Storage, Inc.	1,848	327,909
Federal Realty Investment Trust	388	38,404
Gecina SA	399	35,553
Goodman Group	13,239	144,199
Great Portland Estates PLC	143,745	847,312
Hoshino Resorts REIT, Inc.	11	52,220
Host Hotels & Resorts, Inc.	4,755	89,774
Industrial & Infrastructure Fund Investment Corp.	94	99,174
Kilroy Realty Corp.	3,310	141,469
Kimco Realty Corp.	3,884	83,040
Lendlease Global Commercial REIT	129,500	64,073
Mitsui Fudosan Logistics Park, Inc.	17	56,354
Pebblebrook Hotel Trust	9,363	150,183
Prologis, Inc.	36,602	4,053,671
Public Storage	3,946	1,222,273
Rayonier, Inc.	5,482	184,743
Regency Centers Corp.	6,711	406,083
Rexford Industrial Realty, Inc.	11,042	610,402
SBA Communications Corp.	6,052	1,633,435
Scentre Group	632,952	1,170,593
Simon Property Group, Inc.	8,540	930,689
SL Green Realty Corp.	2,404	95,391
Summit Industrial Income REIT	14,107	180,279
Sun Communities, Inc.	274	36,949
Terreno Realty Corp.	5,834	333,355
UNITE Group PLC	9,628	98,312
Ventas, Inc.	5,842	228,597
Warehouses De Pauw CVA	3,304	84,793
Welltower, Inc.	11,042	674,004
Weyerhaeuser Co.	34,141	1,055,981
		23,412,625
Retail — 2.4%
AutoZone, Inc.†	221	559,766
Burlington Stores, Inc.†	1,600	228,736
Carvana Co.†	15,025	203,288
Chipotle Mexican Grill, Inc.†	1,493	2,237,007
Costco Wholesale Corp.	2,879	1,443,819
Dollar General Corp.	15,402	3,928,280
Dollar Tree, Inc.†	2,075	328,888
Home Depot, Inc.	7,673	2,272,205
Kingfisher PLC	588,083	1,474,867
Lowe's Cos., Inc.	3,437	670,043
Lululemon Athletica, Inc.†	3,480	1,145,059
McDonald's Corp.	16,493	4,496,981
Moncler SpA	29,049	1,254,329
Next PLC	18,575	1,049,172
O'Reilly Automotive, Inc.†	839	702,386
Ross Stores, Inc.	28,324	2,710,324
Starbucks Corp.	8,507	736,621
TJX Cos., Inc.	22,474	1,620,375
Ulta Beauty, Inc.†	611	256,235
Walmart, Inc.	32,973	4,693,047
Welcia Holdings Co., Ltd.	23,800	497,544
Yum! Brands, Inc.	7,851	928,381
Zalando SE*†	26,514	611,303
		34,048,656
Semiconductors — 3.0%
Advanced Micro Devices, Inc.†	35,724	2,145,583
Security Description	Shares or Principal Amount	Value

Semiconductors (continued)
ASML Holding NV (NASDAQ)	3,528	$ 1,666,698
ASML Holding NV (XAMS)	6,800	3,205,641
Broadcom, Inc.	12,617	5,931,504
Entegris, Inc.	481	38,163
Hamamatsu Photonics KK	25,500	1,151,929
KLA Corp.	8,018	2,537,296
Lam Research Corp.	3,020	1,222,436
Marvell Technology, Inc.	13,390	531,315
Micron Technology, Inc.	655	35,436
Monolithic Power Systems, Inc.	2,474	839,799
NVIDIA Corp.	46,180	6,232,915
NXP Semiconductors NV	13,659	1,995,307
ON Semiconductor Corp.†	6,125	376,259
QUALCOMM, Inc.	15,042	1,769,842
Renesas Electronics Corp.†	74,400	623,057
Samsung Electronics Co., Ltd.	64,084	2,664,837
Taiwan Semiconductor Manufacturing Co., Ltd.	308,000	3,706,503
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	6,505	400,383
Teradyne, Inc.	1,275	103,721
Texas Instruments, Inc.	18,562	2,981,614
Tokyo Electron, Ltd.	4,300	1,137,191
		41,297,429
Software — 4.2%
Activision Blizzard, Inc.	4,847	352,862
Adobe, Inc.†	2,400	764,400
Atlassian Corp., Class A†	4,846	982,430
Bill.com Holdings, Inc.†	6,701	893,645
Black Knight, Inc.†	1,009	61,014
Cadence Design Systems, Inc.†	890	134,737
Confluent, Inc., Class A†	7,095	190,714
Datadog, Inc., Class A†	3,578	288,065
Descartes Systems Group, Inc.†	2,417	166,942
Fiserv, Inc.†	40,933	4,205,456
HashiCorp, Inc., Class A†	1,612	49,537
Intuit, Inc.	8,691	3,715,403
Microsoft Corp.	134,743	31,277,893
MongoDB, Inc.†	4,041	739,624
MSCI, Inc.	1,333	624,990
Paycom Software, Inc.†	503	174,038
Roper Technologies, Inc.	4,673	1,937,145
Salesforce, Inc.†	15,162	2,465,190
SAP SE	24,251	2,341,421
ServiceNow, Inc.†	10,485	4,411,459
Snowflake, Inc., Class A†	2,179	349,294
Synopsys, Inc.†	6,605	1,932,293
Veeva Systems, Inc., Class A†	3,378	567,301
Workday, Inc., Class A†	1,109	172,804
Zoom Video Communications, Inc., Class A†	1,475	123,074
		58,921,731
Telecommunications — 1.1%
Arista Networks, Inc.†	2,890	349,285
Cisco Systems, Inc.	7,325	332,775
KT Corp.	33,718	865,342
Motorola Solutions, Inc.	2,916	728,154
Nippon Telegraph & Telephone Corp.	175,900	4,842,029
SoftBank Group Corp.	17,300	743,991

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Telecommunications (continued)
Telefonaktiebolaget LM Ericsson, Class B	312,815	$ 1,737,988
T-Mobile US, Inc.†	21,705	3,289,610
Verizon Communications, Inc.	16,015	598,481
Vodafone Group PLC ADR	137,688	1,626,095
		15,113,750
Transportation — 0.5%
Canadian Pacific Railway, Ltd.	6,245	465,190
Central Japan Railway Co.	8,200	950,429
CSX Corp.	73,861	2,146,401
FedEx Corp.	2,013	322,644
JB Hunt Transport Services, Inc.	1,481	253,355
Norfolk Southern Corp.	2,525	575,877
Old Dominion Freight Line, Inc.	4,001	1,098,674
Saia, Inc.†	1,014	201,644
Union Pacific Corp.	399	78,659
United Parcel Service, Inc., Class B	2,354	394,930
		6,487,803
Total Common Stocks (cost $815,399,771)		802,595,065
PREFERRED STOCKS — 0.1%
Pipelines — 0.1%
Crestwood Equity Partners LP 9.25%†	41,740	385,260
Diversified Financial Services — 0.0%
Ladenburg Thalmann Financial Services, Inc. 6.50%†	22,999	333,486
Total Preferred Stocks (cost $768,616)		718,746
CONVERTIBLE PREFERRED STOCKS — 0.0%
Agriculture — 0.0%
Farmer's Business Network, Inc.†(1)(2)	563	34,995
Commercial Services — 0.0%
Gusto, Inc. Series E†(1)(2)	3,216	60,557
Computer Graphics — 0.0%
Canva, Inc. Series A†(1)(2)	8	7,640
Electric — 0.0%
NextEra Energy, Inc.†	3,392	167,700
Mining — 0.0%
Lilac Solutions, Inc., Series B†(1)(2)	4,155	56,716
Software — 0.0%
Databricks, Inc. Series G†(1)(2)	1,206	56,356
Databricks, Inc. Series H†(1)(2)	2,613	122,105
KoBold Metals Co.†(1)(2)	3,900	106,903
		285,364
Total Convertible Preferred Stocks (cost $691,993)		612,972
Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES — 11.3%
Advertising — 0.1%
CMG Media Corp.
8.88%, 12/15/2027*	$ 695,000	$ 589,013
Omnicom Group, Inc./Omnicom Capital, Inc.
3.60%, 04/15/2026	40,000	37,550
3.65%, 11/01/2024	75,000	72,360
Outfront Media Capital LLC/Outfront Media Capital Corp.
4.25%, 01/15/2029*	765,000	631,125
WPP Finance 2010
3.75%, 09/19/2024	100,000	96,073
		1,426,121
Aerospace/Defense — 0.2%
Bombardier, Inc.
7.88%, 04/15/2027*	695,000	660,062
Lockheed Martin Corp.
3.55%, 01/15/2026	200,000	192,329
4.50%, 05/15/2036	200,000	181,749
Raytheon Technologies Corp.
3.20%, 03/15/2024	665,000	647,349
Spirit AeroSystems, Inc.
4.60%, 06/15/2028	785,000	562,217
		2,243,706
Agriculture — 0.0%
Altria Group, Inc.
2.35%, 05/06/2025	140,000	129,178
Airlines — 0.2%
American Airlines Pass-Through Trust
3.15%, 08/15/2033	587,812	480,990
3.70%, 04/01/2028	92,117	77,694
4.95%, 08/15/2026	275,792	258,239
5.25%, 07/15/2025	268,022	258,537
American Airlines, Inc./AAdvantage Loyalty IP, Ltd.
5.75%, 04/20/2029*	665,000	605,150
United Airlines Pass-Through Trust
3.10%, 04/07/2030	286,919	220,675
3.45%, 01/07/2030	139,873	112,365
4.15%, 02/25/2033	305,417	270,837
		2,284,487
Auto Manufacturers — 0.3%
Allison Transmission, Inc.
3.75%, 01/30/2031*	450,000	358,990
Daimler Trucks Finance North America LLC
3.65%, 04/07/2027*	650,000	587,406
Ford Motor Credit Co. LLC
4.00%, 11/13/2030	290,000	234,546
5.11%, 05/03/2029	330,000	295,020
General Motors Co.
4.00%, 04/01/2025	550,000	527,282
Hyundai Capital America
1.65%, 09/17/2026*	1,145,000	950,769
Jaguar Land Rover Automotive PLC
5.50%, 07/15/2029*	845,000	597,381

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Auto Manufacturers (continued)
Volkswagen Group of America Finance LLC
3.35%, 05/13/2025*	$ 455,000	$ 428,376
		3,979,770
Auto Parts & Equipment — 0.1%
Adient Global Holdings, Ltd.
4.88%, 08/15/2026*	780,000	698,100
Dornoch Debt Merger Sub, Inc.
6.63%, 10/15/2029*	780,000	531,088
Wheel Pros, Inc.
6.50%, 05/15/2029*	805,000	378,908
		1,608,096
Banks — 1.8%
ABN AMRO Bank NV
4.75%, 07/28/2025*	500,000	471,894
Banco Santander Chile
2.70%, 01/10/2025*	409,000	382,926
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand
5.38%, 04/17/2025*	355,000	344,350
Banco Santander SA
3.13%, 02/23/2023	600,000	595,070
3.49%, 05/28/2030	200,000	157,874
Bank of America Corp.
2.30%, 07/21/2032	665,000	492,447
2.59%, 04/29/2031	405,000	319,765
2.68%, 06/19/2041	960,000	607,369
3.37%, 01/23/2026	800,000	754,021
3.50%, 04/19/2026	150,000	140,056
4.45%, 03/03/2026	350,000	335,744
Barclays PLC
2.85%, 05/07/2026	830,000	747,595
BBVA Bancomer SA
4.38%, 04/10/2024*	600,000	587,406
BNP Paribas SA
2.22%, 06/09/2026*	435,000	388,985
BPCE SA
4.50%, 03/15/2025*	300,000	281,603
4.88%, 04/01/2026*	400,000	372,100
Citigroup, Inc.
3.89%, 01/10/2028	505,000	462,313
4.60%, 03/09/2026	175,000	167,727
Credit Agricole SA
3.75%, 04/24/2023*	600,000	595,402
Credit Suisse Group AG
2.59%, 09/11/2025*	660,000	586,117
3.00%, 12/14/2023*	320,000	310,453
Danske Bank A/S
3.24%, 12/20/2025*	476,000	439,460
Fifth Third Bancorp
1.63%, 05/05/2023	270,000	265,079
Goldman Sachs Group, Inc.
2.65%, 10/21/2032	745,000	564,021
2.91%, 07/21/2042	505,000	317,621
3.75%, 05/22/2025	125,000	119,030
3.80%, 03/15/2030	705,000	607,662
HSBC Holdings PLC
4.38%, 11/23/2026	500,000	454,025
Security Description	Shares or Principal Amount	Value

Banks (continued)
ING Groep NV
3.55%, 04/09/2024†	$ 1,050,000	$ 1,019,445
Intesa Sanpaolo SpA
3.38%, 01/12/2023*	200,000	198,924
JPMorgan Chase & Co.
2.96%, 05/13/2031	355,000	279,290
3.20%, 06/15/2026	200,000	185,151
3.78%, 02/01/2028	445,000	406,527
3.90%, 01/23/2049	525,000	382,489
4.25%, 10/01/2027	25,000	23,482
Manufacturers & Traders Trust Co.
3.40%, 08/17/2027	250,000	221,990
Mitsubishi UFJ Financial Group, Inc.
2.19%, 02/25/2025	800,000	737,944
Morgan Stanley
3.13%, 07/27/2026	550,000	501,921
3.97%, 07/22/2038	970,000	762,288
4.10%, 05/22/2023	795,000	790,950
4.30%, 01/27/2045	25,000	19,261
National Securities Clearing Corp.
1.50%, 04/23/2025*	1,200,000	1,098,316
Natwest Group PLC
4.52%, 06/25/2024	900,000	887,257
NatWest Markets PLC
2.38%, 05/21/2023*	465,000	454,936
Nordea Bank Abp
1.00%, 06/09/2023*	265,000	258,061
PNC Bank NA
3.50%, 06/08/2023	380,000	376,671
Royal Bank of Canada
1.60%, 04/17/2023	700,000	689,071
Santander Holdings USA, Inc.
2.49%, 01/06/2028	535,000	442,877
Santander UK Group Holdings PLC
2.47%, 01/11/2028	485,000	398,513
Standard Chartered PLC
2.61%, 01/12/2028*	545,000	450,017
Sumitomo Mitsui Financial Group, Inc.
3.75%, 07/19/2023	1,235,000	1,220,860
Toronto-Dominion Bank
3.50%, 07/19/2023	750,000	742,289
UBS Group AG
1.36%, 01/30/2027*	340,000	284,316
Wells Fargo & Co.
2.39%, 06/02/2028	335,000	286,154
3.07%, 04/30/2041	720,000	487,840
		25,474,955
Beverages — 0.1%
Anheuser-Busch InBev Worldwide, Inc.
5.55%, 01/23/2049	650,000	612,152
Diageo Capital PLC
1.38%, 09/29/2025	265,000	238,882
Keurig Dr Pepper, Inc.
2.55%, 09/15/2026	140,000	125,387
Triton Water Holdings, Inc.
6.25%, 04/01/2029*	875,000	662,705
		1,639,126

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Biotechnology — 0.1%
Biogen, Inc.
2.25%, 05/01/2030	$ 1,045,000	$ 821,813
Building Materials — 0.0%
Martin Marietta Materials, Inc.
4.25%, 07/02/2024	11,000	10,827
Vulcan Materials Co.
4.50%, 06/15/2047	130,000	100,980
		111,807
Chemicals — 0.2%
Air Products and Chemicals, Inc.
1.50%, 10/15/2025	50,000	45,358
Ecolab, Inc.
2.75%, 08/18/2055	830,000	478,297
Element Solutions, Inc.
3.88%, 09/01/2028*	345,000	293,250
LYB International Finance II BV
3.50%, 03/02/2027	400,000	362,169
Nutrien, Ltd.
4.00%, 12/15/2026	110,000	103,655
Polar US Borrower LLC/Schenectady International Group, Inc.
6.75%, 05/15/2026*	815,000	389,059
SCIH Salt Holdings, Inc.
6.63%, 05/01/2029*	945,000	758,498
Venator Finance SARL/Venator Materials Corp.
5.75%, 07/15/2025*	825,000	272,250
		2,702,536
Commercial Services — 0.3%
Deluxe Corp.
8.00%, 06/01/2029*	895,000	746,161
Experian Finance PLC
2.75%, 03/08/2030*	850,000	680,831
George Washington University
3.55%, 09/15/2046	45,000	31,664
Northwestern University
2.64%, 12/01/2050	450,000	271,620
PayPal Holdings, Inc.
2.40%, 10/01/2024	850,000	809,914
PECF USS Intermediate Holding III Corp.
8.00%, 11/15/2029*	765,000	512,290
RELX Capital, Inc.
3.00%, 05/22/2030	480,000	400,216
Transurban Finance Co. Pty., Ltd.
2.45%, 03/16/2031*	465,000	351,747
3.38%, 03/22/2027*	90,000	80,986
		3,885,429
Computers — 0.0%
Apple, Inc.
3.25%, 02/23/2026	265,000	252,698
Cosmetics/Personal Care — 0.1%
Coty, Inc.
6.50%, 04/15/2026*	330,000	314,259
Security Description	Shares or Principal Amount	Value

Cosmetics/Personal Care (continued)
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International US LLC
4.75%, 01/15/2029*	$ 850,000	$ 738,140
		1,052,399
Diversified Financial Services — 0.5%
Advisor Group Holdings, Inc.
10.75%, 08/01/2027*	520,000	512,526
AerCap Ireland Capital DAC /AerCap Global Aviation Trust
4.88%, 01/16/2024	150,000	147,226
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
4.13%, 07/03/2023	740,000	730,847
6.50%, 07/15/2025	160,000	157,502
AG TTMT Escrow Issuer LLC
8.63%, 09/30/2027*	138,000	138,518
Air Lease Corp.
2.20%, 01/15/2027	165,000	138,009
Ameriprise Financial, Inc.
2.88%, 09/15/2026	285,000	261,576
Avolon Holdings Funding, Ltd.
3.95%, 07/01/2024*	165,000	154,476
Capital One Financial Corp.
3.65%, 05/11/2027	815,000	737,139
Discover Financial Services
3.75%, 03/04/2025	600,000	566,920
3.85%, 11/21/2022	380,000	379,615
PennyMac Financial Services, Inc.
4.25%, 02/15/2029*	90,000	68,175
Rocket Mtg. LLC/Rocket Mtg. Co-Issuer, Inc.
4.00%, 10/15/2033*	660,000	460,990
Synchrony Financial
4.25%, 08/15/2024	960,000	926,826
Visa, Inc.
4.15%, 12/14/2035	90,000	81,069
VistaJet Malta Finance PLC / XO Management Holding, Inc.
6.38%, 02/01/2030*	1,032,000	856,916
		6,318,330
Electric — 0.5%
AEP Texas, Inc.
3.45%, 01/15/2050	460,000	302,121
Ausgrid Finance Pty, Ltd.
3.85%, 05/01/2023*	480,000	475,861
Clearway Energy Operating LLC
3.75%, 02/15/2031*	794,000	662,990
CMS Energy Corp.
3.00%, 05/15/2026	195,000	178,985
Duke Energy Corp.
2.65%, 09/01/2026	45,000	40,691
3.75%, 09/01/2046	40,000	27,488
Duke Energy Progress LLC
3.70%, 10/15/2046	225,000	163,329
Eversource Energy
3.30%, 01/15/2028	170,000	152,338
Exelon Corp.
3.40%, 04/15/2026	245,000	228,583

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Electric (continued)
FirstEnergy Corp.
7.38%, 11/15/2031	$ 410,000	$ 456,125
FirstEnergy Transmission LLC
4.35%, 01/15/2025*	550,000	530,898
Florida Power & Light Co.
2.88%, 12/04/2051	850,000	542,104
Ohio Power Co.
6.60%, 03/01/2033	255,000	265,882
Pacific Gas & Electric Co.
2.10%, 08/01/2027	445,000	365,902
Pike Corp.
5.50%, 09/01/2028*	730,000	623,332
State Grid Overseas Investment, Ltd.
3.75%, 05/02/2023*	510,000	507,307
Virginia Electric & Power Co.
2.88%, 07/15/2029	400,000	343,503
4.00%, 01/15/2043	400,000	304,715
Vistra Operations Co. LLC
3.55%, 07/15/2024*	425,000	404,822
5.63%, 02/15/2027*	86,000	81,982
		6,658,958
Electronics — 0.0%
Amphenol Corp.
2.20%, 09/15/2031	265,000	202,686
Engineering & Construction — 0.0%
Tutor Perini Corp.
6.88%, 05/01/2025*	475,000	377,977
Entertainment — 0.0%
Warnermedia Holdings, Inc.
5.05%, 03/15/2042*	945,000	691,357
Environmental Control — 0.0%
Republic Services, Inc.
3.38%, 11/15/2027	270,000	245,312
Food — 0.1%
Sigma Holdco BV
7.88%, 05/15/2026*	1,215,000	744,516
Forest Products & Paper — 0.0%
Celulosa Arauco y Constitucion SA
4.20%, 01/29/2030*	200,000	169,000
International Paper Co.
4.80%, 06/15/2044	123,000	98,013
		267,013
Gas — 0.1%
APA Infrastructure, Ltd.
4.25%, 07/15/2027*	240,000	219,791
NiSource, Inc.
3.49%, 05/15/2027	620,000	566,329
3.95%, 03/30/2048	425,000	304,602
		1,090,722
Healthcare-Products — 0.2%
Abbott Laboratories
3.40%, 11/30/2023	207,000	204,123
4.75%, 11/30/2036	395,000	378,110
Alcon Finance Corp.
2.60%, 05/27/2030*	1,100,000	884,688
Medtronic, Inc.
4.63%, 03/15/2045	22,000	19,229
Security Description	Shares or Principal Amount	Value

Healthcare-Products (continued)
PerkinElmer, Inc.
1.90%, 09/15/2028	$ 595,000	$ 475,482
Thermo Fisher Scientific, Inc.
2.80%, 10/15/2041	420,000	290,089
		2,251,721
Healthcare-Services — 0.5%
Banner Health
1.90%, 01/01/2031	215,000	163,853
Baylor Scott & White Holdings
3.97%, 11/15/2046	100,000	75,988
Centra Health, Inc.
4.70%, 01/01/2048	900,000	705,836
CHS/Community Health Systems, Inc.
5.25%, 05/15/2030*	300,000	207,750
6.88%, 04/01/2028*	820,000	312,153
CommonSpirit Health
2.76%, 10/01/2024	295,000	280,190
2.78%, 10/01/2030	240,000	186,824
HCA, Inc.
4.13%, 06/15/2029	575,000	507,385
Humana, Inc.
2.15%, 02/03/2032	350,000	263,285
MedStar Health, Inc.
3.63%, 08/15/2049	305,000	201,929
Northwell Healthcare, Inc.
3.98%, 11/01/2046	500,000	355,688
Pediatrix Medical Group, Inc.
5.38%, 02/15/2030*	605,000	520,300
Providence St. Joseph Health Obligated Group
3.93%, 10/01/2048	1,375,000	969,576
Stanford Health Care
3.80%, 11/15/2048	420,000	308,213
UnitedHealth Group, Inc.
2.90%, 05/15/2050	880,000	563,552
US Renal Care, Inc.
10.63%, 07/15/2027*	760,000	301,725
West Virginia United Health System Obligated Group
4.92%, 06/01/2048	700,000	579,374
		6,503,621
Home Furnishings — 0.0%
Tempur Sealy International, Inc.
3.88%, 10/15/2031*	429,000	322,119
Insurance — 0.7%
Aflac, Inc.
4.00%, 10/15/2046	540,000	397,146
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
5.88%, 11/01/2029*	445,000	374,925
Aon Global, Ltd.
3.88%, 12/15/2025	35,000	33,303
4.75%, 05/15/2045	350,000	285,920
Berkshire Hathaway, Inc.
2.75%, 03/15/2023	200,000	198,526
BroadStreet Partners, Inc.
5.88%, 04/15/2029*	805,000	646,072
Chubb INA Holdings, Inc.
4.35%, 11/03/2045	75,000	61,145

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Insurance (continued)
CNO Global Funding
2.65%, 01/06/2029*	$ 1,270,000	$ 1,045,291
Equitable Financial Life Global Funding
1.40%, 07/07/2025*	245,000	219,113
HUB International, Ltd.
5.63%, 12/01/2029*	935,000	801,753
Jackson National Life Global Funding
1.75%, 01/12/2025*	1,055,000	968,157
Liberty Mutual Group, Inc.
4.25%, 06/15/2023*	115,000	113,805
4.85%, 08/01/2044*	510,000	408,686
Lincoln National Corp.
3.80%, 03/01/2028	795,000	725,179
Marsh & McLennan Cos., Inc.
3.30%, 03/14/2023	110,000	109,276
New York Life Global Funding
1.10%, 05/05/2023*	200,000	196,067
Principal Financial Group, Inc.
3.40%, 05/15/2025	375,000	358,422
3.70%, 05/15/2029	320,000	283,320
Protective Life Global Funding
1.08%, 06/09/2023*	255,000	248,567
Ryan Specialty Group LLC
4.38%, 02/01/2030*	610,000	521,550
Teachers Insurance & Annuity Association of America
4.27%, 05/15/2047*	1,000,000	779,373
Willis North America, Inc.
3.60%, 05/15/2024	395,000	382,226
4.50%, 09/15/2028	430,000	395,305
		9,553,127
Internet — 0.2%
Amazon.com, Inc.
2.80%, 08/22/2024	245,000	236,781
3.88%, 08/22/2037	385,000	327,325
Baidu, Inc.
3.88%, 09/29/2023	615,000	607,005
ION Trading Technologies SARL
5.75%, 05/15/2028*	650,000	522,977
Millennium Escrow Corp.
6.63%, 08/01/2026*	450,000	324,000
Northwest Fiber LLC/Northwest Fiber Finance Sub., Inc.
4.75%, 04/30/2027*	770,000	692,183
Tencent Holdings, Ltd.
2.99%, 01/19/2023*	265,000	263,855
Weibo Corp.
3.50%, 07/05/2024	430,000	405,714
		3,379,840
Iron/Steel — 0.1%
Nucor Corp.
2.70%, 06/01/2030	310,000	252,728
3.95%, 05/01/2028	595,000	546,974
		799,702
Leisure Time — 0.2%
Carnival Corp.
5.75%, 03/01/2027*	1,300,000	900,880
Security Description	Shares or Principal Amount	Value

Leisure Time (continued)
Carnival Holdings Bermuda, Ltd.
10.38%, 05/01/2028*	$ 175,000	$ 177,202
Life Time, Inc.
5.75%, 01/15/2026*	679,000	631,470
MajorDrive Holdings IV LLC
6.38%, 06/01/2029*	800,000	563,760
		2,273,312
Lodging — 0.1%
Hilton Domestic Operating Co., Inc.
3.63%, 02/15/2032*	670,000	533,488
Marriott International, Inc.
4.65%, 12/01/2028	860,000	794,706
Studio City Finance, Ltd.
5.00%, 01/15/2029*	785,000	337,346
		1,665,540
Machinery-Diversified — 0.1%
GrafTech Finance, Inc.
4.63%, 12/15/2028*	810,000	656,100
Granite US Holdings Corp.
11.00%, 10/01/2027*	724,000	676,940
Wabtec Corp.
3.45%, 11/15/2026	405,000	364,312
		1,697,352
Media — 0.4%
CCO Holdings LLC/CCO Holdings Capital Corp.
4.50%, 05/01/2032	780,000	616,200
Charter Communications Operating LLC/Charter Communications Operating Capital
4.50%, 02/01/2024	1,225,000	1,206,478
Cox Communications, Inc.
2.95%, 10/01/2050*	920,000	521,968
DISH DBS Corp.
7.38%, 07/01/2028	1,035,000	783,619
LCPR Senior Secured Financing DAC
6.75%, 10/15/2027*	270,000	251,775
Radiate Holdco LLC/Radiate Finance, Inc.
6.50%, 09/15/2028*	835,000	526,050
Sinclair Television Group, Inc.
4.13%, 12/01/2030*	960,000	739,277
Thomson Reuters Corp.
3.35%, 05/15/2026	30,000	27,891
Time Warner Cable LLC
6.55%, 05/01/2037	480,000	428,112
Urban One, Inc.
7.38%, 02/01/2028*	945,000	825,741
		5,927,111
Mining — 0.1%
Corp. Nacional del Cobre de Chile
3.75%, 01/15/2031*	200,000	169,654
ERO Copper Corp.
6.50%, 02/15/2030*	1,010,000	760,025
Novelis Corp.
3.88%, 08/15/2031*	650,000	503,561
		1,433,240

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Miscellaneous Manufacturing — 0.0%
3M Co.
3.25%, 08/26/2049	$ 870,000	$ 578,544
Oil & Gas — 0.7%
Ascent Resources Utica Holdings LLC/ARU Finance Corp.
5.88%, 06/30/2029*	545,000	478,237
8.25%, 12/31/2028*	345,000	332,925
Canadian Natural Resources, Ltd.
2.95%, 01/15/2023	775,000	771,947
Chevron Corp.
2.00%, 05/11/2027	390,000	344,908
Citgo Holding, Inc.
9.25%, 08/01/2024*	1,025,000	1,025,948
Colgate Energy Partners III LLC
5.88%, 07/01/2029*	570,000	531,388
Comstock Resources, Inc.
6.75%, 03/01/2029*	355,000	339,912
Coterra Energy, Inc.
4.38%, 03/15/2029*	965,000	884,105
Encino Acquisition Partners Holdings LLC
8.50%, 05/01/2028*	660,000	618,347
Gulfport Energy Corp.
8.00%, 05/17/2026*	640,000	638,080
Hess Corp.
4.30%, 04/01/2027	185,000	173,638
Occidental Petroleum Corp.
6.38%, 09/01/2028	416,000	422,223
6.45%, 09/15/2036	170,000	168,637
6.63%, 09/01/2030	140,000	145,608
8.50%, 07/15/2027	335,000	364,229
Pioneer Natural Resources Co.
1.13%, 01/15/2026	235,000	204,712
Shell International Finance BV
3.25%, 05/11/2025	250,000	240,087
4.38%, 05/11/2045	40,000	33,082
Sunoco LP / Sunoco Finance Corp.
4.50%, 05/15/2029 to 04/30/2030	730,000	623,813
Woodside Finance, Ltd.
3.70%, 09/15/2026 to 03/15/2028*	571,000	505,004
4.50%, 03/04/2029*	475,000	430,080
		9,276,910
Oil & Gas Services — 0.1%
USA Compression Partners LP/USA Compression Finance Corp.
6.88%, 09/01/2027	590,000	563,450
Weatherford International, Ltd.
8.63%, 04/30/2030*	671,000	632,418
		1,195,868
Packaging & Containers — 0.0%
ARD Finance SA
6.50%, 06/30/2027*(3)	820,000	588,350
Pharmaceuticals — 0.5%
AbbVie, Inc.
2.95%, 11/21/2026	570,000	520,541
3.20%, 05/14/2026	100,000	93,165
4.50%, 05/14/2035	50,000	44,323
4.70%, 05/14/2045	540,000	448,649
Security Description	Shares or Principal Amount	Value

Pharmaceuticals (continued)
Bausch Health Americas, Inc.
9.25%, 04/01/2026*	$ 300,000	$ 173,433
Becton Dickinson and Co.
2.82%, 05/20/2030	465,000	387,744
3.70%, 06/06/2027	414,000	383,766
Bristol-Myers Squibb Co.
4.25%, 10/26/2049	300,000	243,989
Cardinal Health, Inc.
3.41%, 06/15/2027	475,000	434,686
3.75%, 09/15/2025	305,000	291,129
Cigna Corp.
3.00%, 07/15/2023	500,000	492,978
3.75%, 07/15/2023	390,000	385,976
CVS Health Corp.
1.88%, 02/28/2031	280,000	212,464
5.05%, 03/25/2048	565,000	479,936
HLF Financing Sarl LLC/Herbalife International, Inc.
4.88%, 06/01/2029*	665,000	493,909
Perrigo Finance Unlimited Co.
4.40%, 06/15/2030	815,000	681,047
Shire Acquisitions Investments Ireland DAC
2.88%, 09/23/2023	308,000	301,090
Takeda Pharmaceutical Co., Ltd.
2.05%, 03/31/2030	415,000	327,661
		6,396,486
Pipelines — 0.4%
Boardwalk Pipelines LP
4.45%, 07/15/2027	85,000	78,560
Cameron LNG LLC
2.90%, 07/15/2031*	185,000	150,973
3.70%, 01/15/2039*	155,000	116,407
Enbridge, Inc.
4.00%, 10/01/2023	90,000	88,764
4.25%, 12/01/2026	115,000	108,838
Energy Transfer LP
3.75%, 05/15/2030	235,000	199,748
5.25%, 04/15/2029	385,000	360,791
EQM Midstream Partners LP
4.50%, 01/15/2029*	100,000	85,000
4.75%, 01/15/2031*	75,000	62,678
Harvest Midstream I LP
7.50%, 09/01/2028*	685,000	656,724
Hess Midstream Operations LP
4.25%, 02/15/2030*	600,000	513,090
5.50%, 10/15/2030*	150,000	135,330
Howard Midstream Energy Partners LLC
6.75%, 01/15/2027*	760,000	689,519
Magellan Midstream Partners LP
4.25%, 09/15/2046	45,000	32,205
NGL Energy Operating LLC/NGL Energy Finance Corp.
7.50%, 02/01/2026*	765,000	692,048
Sabine Pass Liquefaction LLC
4.20%, 03/15/2028	610,000	556,220
4.50%, 05/15/2030	185,000	168,736
Spectra Energy Partners LP
3.38%, 10/15/2026	185,000	169,609

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Pipelines (continued)
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
6.00%, 12/31/2030*	$ 925,000	$ 837,329
TransCanada PipeLines, Ltd.
4.88%, 01/15/2026	15,000	14,650
Williams Cos., Inc.
5.10%, 09/15/2045	405,000	332,475
		6,049,694
REITS — 0.6%
Alexandria Real Estate Equities, Inc.
3.45%, 04/30/2025	1,035,000	988,368
3.95%, 01/15/2027 to 01/15/2028	395,000	361,959
American Tower Corp.
1.45%, 09/15/2026	910,000	764,820
Brixmor Operating Partnership LP
3.90%, 03/15/2027	280,000	251,500
4.13%, 06/15/2026	115,000	105,746
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL
4.50%, 04/01/2027*	750,000	638,130
Crown Castle, Inc.
2.25%, 01/15/2031	360,000	274,425
3.70%, 06/15/2026	150,000	139,241
4.45%, 02/15/2026	350,000	335,052
4.75%, 05/15/2047	145,000	113,942
Essex Portfolio LP
2.65%, 03/15/2032	220,000	167,076
3.38%, 04/15/2026	635,000	584,952
Federal Realty OP LP
2.75%, 06/01/2023	35,000	34,500
Healthpeak Properties, Inc.
2.13%, 12/01/2028	200,000	162,095
Kilroy Realty LP
3.45%, 12/15/2024	350,000	331,057
4.38%, 10/01/2025	15,000	14,284
Kimco Realty Corp.
3.30%, 02/01/2025	265,000	251,938
Public Storage
1.95%, 11/09/2028	360,000	296,170
Realty Income Corp.
3.10%, 12/15/2029	540,000	453,993
3.95%, 08/15/2027	345,000	320,149
Regency Centers LP
3.60%, 02/01/2027	140,000	128,396
SBA Tower Trust
2.84%, 01/15/2025*	345,000	320,367
Service Properties Trust
3.95%, 01/15/2028	602,000	442,485
Simon Property Group LP
2.65%, 02/01/2032	1,005,000	763,787
Ventas Realty LP
3.25%, 10/15/2026	270,000	244,357
VICI Properties LP/VICI Note Co., Inc.
4.13%, 08/15/2030*	710,000	586,492
		9,075,281
Security Description	Shares or Principal Amount	Value

Retail — 0.5%
AutoZone, Inc.
3.13%, 04/21/2026	$ 50,000	$ 46,540
Bath & Body Works, Inc.
5.25%, 02/01/2028	535,000	473,207
Carvana Co.
10.25%, 05/01/2030*	370,000	222,000
eG Global Finance PLC
6.75%, 02/07/2025*	1,085,000	976,500
FirstCash, Inc.
5.63%, 01/01/2030*	790,000	696,380
LSF9 Atlantis Holdings LLC/Victra Finance Corp.
7.75%, 02/15/2026*	1,385,000	1,249,760
Michaels Cos., Inc.
7.88%, 05/01/2029*	825,000	459,937
NMG Holding Co., Inc./Neiman Marcus Group LLC
7.13%, 04/01/2026*	485,000	460,862
O'Reilly Automotive, Inc.
3.60%, 09/01/2027	430,000	396,539
QVC, Inc.
4.45%, 02/15/2025	120,000	104,954
4.85%, 04/01/2024	75,000	71,828
Rite Aid Corp.
7.50%, 07/01/2025*	749,000	525,732
TJX Cos., Inc.
1.60%, 05/15/2031	250,000	186,784
White Cap Parent LLC
8.25%, 03/15/2026*(3)	940,000	794,300
Yum! Brands, Inc.
3.63%, 03/15/2031	740,000	593,850
		7,259,173
Savings & Loans — 0.0%
Nationwide Building Society
1.50%, 10/13/2026*	875,000	733,476
Semiconductors — 0.1%
Entegris, Inc.
3.63%, 05/01/2029*	479,000	390,792
Micron Technology, Inc.
4.19%, 02/15/2027	275,000	255,113
NXP BV/NXP Funding LLC/NXP USA, Inc.
3.15%, 05/01/2027	115,000	101,722
QUALCOMM, Inc.
3.25%, 05/20/2027	337,000	313,094
		1,060,721
Software — 0.2%
Autodesk, Inc.
2.40%, 12/15/2031	825,000	636,044
Microsoft Corp.
2.92%, 03/17/2052	150,000	101,348
Roper Technologies, Inc.
2.95%, 09/15/2029	180,000	150,493
3.80%, 12/15/2026	745,000	697,058
Veritas US, Inc./Veritas Bermuda, Ltd.
7.50%, 09/01/2025*	740,000	622,955
VMware, Inc.
1.40%, 08/15/2026	920,000	784,860
		2,992,758

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Telecommunications — 0.7%
America Movil SAB de CV
2.88%, 05/07/2030	$ 850,000	$ 699,837
AT&T, Inc.
2.25%, 02/01/2032	470,000	353,129
3.50%, 06/01/2041	1,735,000	1,225,799
4.35%, 03/01/2029	345,000	320,677
CommScope, Inc.
8.25%, 03/01/2027*	821,000	728,885
Consolidated Communications, Inc.
6.50%, 10/01/2028*	775,000	633,795
DKT Finance APS
9.38%, 06/17/2023*	665,000	638,400
Frontier Communications Corp.
6.75%, 05/01/2029*	80,000	65,900
Frontier Communications Holdings LLC
5.88%, 11/01/2029	405,000	315,501
6.00%, 01/15/2030*	320,000	250,240
Level 3 Financing, Inc.
3.63%, 01/15/2029*	930,000	709,125
Rogers Communications, Inc.
4.50%, 03/15/2042*	895,000	709,350
Telesat Canada/Telesat LLC
6.50%, 10/15/2027*	515,000	179,558
Verizon Communications, Inc.
1.68%, 10/30/2030	824,000	613,467
2.65%, 11/20/2040	710,000	450,681
4.27%, 01/15/2036	740,000	621,985
ViaSat, Inc.
6.50%, 07/15/2028*	760,000	635,075
		9,151,404
Toys/Games/Hobbies — 0.1%
Hasbro, Inc.
3.00%, 11/19/2024	485,000	460,532
3.55%, 11/19/2026	665,000	607,614
		1,068,146
Transportation — 0.1%
Autoridad del Canal de Panama
4.95%, 07/29/2035*	300,000	265,974
Canadian Pacific Railway Co.
1.75%, 12/02/2026	230,000	199,921
Kansas City Southern
3.50%, 05/01/2050	365,000	243,606
4.70%, 05/01/2048	255,000	208,386
		917,887
Trucking & Leasing — 0.0%
GATX Corp.
3.25%, 09/15/2026	375,000	338,582
SMBC Aviation Capital Finance DAC
3.55%, 04/15/2024*	200,000	191,718
		530,300
Trucking&Leasing — 0.0%
GATX Corp.
3.50%, 03/15/2028	605,000	531,498
Security Description	Shares or Principal Amount	Value

Trucking&Leasing (continued)
SMBC Aviation Capital Finance DAC
4.13%, 07/15/2023*	$ 200,000	$ 197,048
		728,546
Total Corporate Bonds & Notes (cost $188,253,098)		157,619,221
LOANS(4)(5)(6) — 0.3%
Beverages — 0.0%
Naked Juice LLC 2nd Lien Term Loan FRS
9.65%, (3 ML+ 6.10%), 01/24/2030	420,000	363,694
Commercial Services — 0.1%
KNS Midco Corp. FRS
10.42%, (3 ML+ 6.25%), 04/21/2027	700,889	644,818
Cosmetics/Personal Care — 0.0%
Journey Personal Care Corp. BTL-B FRS
7.92%, (3 ML+ 4.25%), 03/01/2028	775,188	489,143
Engineering & Construction — 0.1%
Tutor Perini Corp. FRS
8.50%, (1 ML+4.75%), 08/18/2027	754,600	698,005
Pharmaceuticals — 0.0%
Bausch Health Companies, Inc. FRS
8.62%, (1 ML+5.25%), 02/01/2027	785,062	585,432
Retail — 0.1%
Staples, Inc. BTL-B1 FRS
7.78%, (3 ML+ 5.00%), 04/16/2026	825,146	716,846
Total Loans (cost $4,240,369)		3,497,938
ASSET BACKED SECURITIES — 0.7%
Auto Loan Receivables — 0.2%
AmeriCredit Automobile Receivables Trust
Series 2020-1, Class C 1.59%, 10/20/2025	1,095,000	1,046,731
Avis Budget Rental Car Funding AESOP LLC
Series 2019-2A, Class B 3.55%, 09/22/2025*	425,000	402,402
Carvana Auto Receivables Trust
Series 2021-P4, Class C 2.33%, 02/10/2028	530,000	443,441
Exeter Automobile Receivables Trust
Series 2021-2A, Class C 0.98%, 06/15/2026	280,000	264,621
Series 2022-2A, Class C 3.85%, 07/17/2028	285,000	272,753
Ford Credit Auto Owner Trust
Series 2020-2, Class C 1.74%, 04/15/2033*	520,000	455,241
		2,885,189

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Other Asset Backed Securities — 0.5%
Carlyle Global Market Strategies CLO, Ltd. FRS
Series 2019-4A, Class A11R 5.18%, (TSFR3M+1.32%), 04/15/2035*	$ 670,000	$ 636,867
CIFC Funding, Ltd. FRS
Series 2021-3A, Class A 5.22%, (3 ML+1.14%), 07/15/2036*	405,000	387,836
CNH Equipment Trust
Series 2019-C, Class B 2.35%, 04/15/2027	1,085,000	1,053,615
Driven Brands Funding LLC
Series 2019-1A, Class A2 4.64%, 04/20/2049*	380,188	337,691
Dryden 77 CLO, Ltd. FRS
Series 2020-77A, Class AR 4.10%, (3 ML+1.12%), 05/20/2034*	570,000	544,960
Elara HGV Timeshare Issuer
Series 2017-A, Class A 2.69%, 03/25/2030*	42,998	41,212
Hardee's Funding LLC
Series 2018-1A, Class A2II 4.96%, 06/20/2048*	547,200	509,819
Mill City Mtg. Loan Trust VRS
Series 2017-2, Class A1 2.75%, 07/25/2059*(7)	20,538	20,122
MVW LLC
Series 2019-2A, Class A 2.22%, 10/20/2038*	97,722	91,705
Navient Private Education Refi Loan Trust
Series 2021-A, Class A 0.84%, 05/15/2069*	133,652	112,893
Series 2019-GA, Class A 2.40%, 10/15/2068*	303,589	279,034
Series 2019-FA, Class A2 2.60%, 08/15/2068*	267,931	245,829
Series 2019-CA, Class A2 3.13%, 02/15/2068*	384,349	365,709
Nelnet Student Loan Trust
Series 2021-CA, Class AFX 1.32%, 04/20/2062*	786,126	686,363
Palmer Square CLO, Ltd. FRS
Series 2021-2A, Class A 5.23%, (3 ML+1.15%), 07/15/2034*	490,000	468,830
ServiceMaster Funding LLC
Series 2021-1, Class A2I 2.87%, 07/30/2051*	478,938	365,166
SMB Private Education Loan Trust
Series 2021-A, Class APT1 1.07%, 01/15/2053*	667,814	555,139
		6,702,790
Total Asset Backed Securities (cost $10,476,641)		9,587,979
COLLATERALIZED MORTGAGE OBLIGATIONS — 1.6%
Commercial and Residential — 1.4%
Angel Oak Mtg. Trust VRS
Series 2021-1, Class A1 0.91%, 01/25/2066*(7)	347,420	262,663
Security Description	Shares or Principal Amount	Value

Commercial and Residential (continued)
Series 2021-2, Class A1 0.99%, 04/25/2066*(7)	$ 300,917	$ 231,712
Series 2021-1, Class A2 1.12%, 01/25/2066*(7)	111,464	82,741
Series 2020-6, Class A2 1.52%, 05/25/2065*(7)	103,677	86,019
Barclays Mtg. Loan Trust VRS
Series 2021-NQM1, Class A3 2.19%, 09/25/2051*(7)	325,293	267,201
BFLD Trust FRS
Series 2019-DPLO, Class C 4.95%, (1 ML+1.54%), 10/15/2034*	650,000	623,691
BIG Commercial Mtg. Trust FRS
Series 2022-BIG, Class A 4.72%, (TSFR1M+1.34%), 02/15/2039*	1,050,000	1,007,528
BWAY Mtg. Trust
Series 2022-26BW, Class A 3.40%, 02/10/2044*	595,000	452,964
BX Commercial Mtg. Trust FRS
Series 2022-LP2, Class C 4.94%, (TSFR1M+1.56%), 02/15/2039*	410,883	386,484
Cantor Commercial Real Estate Lending VRS
Series 2019-CF1, Class 65A 4.41%, 05/15/2052*(7)	280,000	260,550
CD Mtg. Trust VRS
Series 2016-CD2, Class A4 3.53%, 11/10/2049(7)	520,000	475,066
Series 2017-CD3, Class B 3.98%, 02/10/2050(7)	345,000	299,910
Citigroup Commercial Mtg. Trust
Series 2016-GC36, Class A5 3.62%, 02/10/2049	250,000	231,042
Series 2015-GC33, Class A4 3.78%, 09/10/2058	50,000	47,228
Citigroup Mtg. Loan Trust, Inc. VRS
Series 2020-EXP2, Class A3 2.50%, 08/25/2050*(7)	330,118	266,434
COLT Mtg. Loan Trust VRS
Series 2020-3, Class A1 1.51%, 04/27/2065*(7)	40,980	38,296
Series 2021-6, Class A1 1.91%, 12/25/2066*(7)	809,402	673,996
Series 2022-3, Class A1 3.90%, 02/25/2067*(7)	578,198	508,079
COMM Mtg. Trust
Series 2017-PANW, Class A 3.24%, 10/10/2029*	645,000	600,573
Series 2015-CR26, Class A4 3.63%, 10/10/2048	345,000	324,445
Series 2015-CR24, Class A5 3.70%, 08/10/2048	250,000	234,889
Series 2015-PC1, Class A5 3.90%, 07/10/2050	165,000	157,189
CSAIL Commercial Mtg. Trust
Series 2016-C6, Class A5 3.09%, 01/15/2049	245,000	224,655

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and Residential (continued)
Deephaven Residential Mtg. Trust VRS
Series 2021-2, Class A1 0.90%, 04/25/2066*(7)	$ 120,729	$ 99,854
Ellington Financial Mtg. Trust VRS
Series 2021-2, Class A1 0.93%, 06/25/2066*(7)	174,953	134,559
Series 2019-2, Class A3 3.05%, 11/25/2059*(7)	68,167	64,004
Fontainebleau Miami Beach Trust
Series 2019-FBLU, Class C 3.75%, 12/10/2036*	610,000	563,576
Galton Funding Mtg. Trust VRS
Series 2018-1, Class A23 3.50%, 11/25/2057*(7)	29,643	26,515
Great Wolf Trust FRS
Series 2019-WOLF, Class D 5.35%, (1 ML+1.93%), 12/15/2036*	310,000	291,373
GS Mtg. Securities Trust
Series 2015-GC32, Class A4 3.76%, 07/10/2048	25,000	23,690
GS Mtg. Securities Trust VRS
Series 2021-PJ5, Class A8 2.50%, 10/25/2051*(7)	736,768	625,217
Series 2020-INV1, Class A14 2.93%, 10/25/2050*(7)	210,778	170,722
Series 2018-GS9, Class A4 3.99%, 03/10/2051(7)	275,000	252,468
J.P. Morgan Chase Commercial Mtg. Securities Trust
Series 2022-OPO, Class B 3.38%, 01/05/2039*	240,000	197,315
JPMDB Commercial Mtg. Securities Trust
Series 2016-C2, Class A4 3.14%, 06/15/2049	50,000	45,602
JPMorgan Mtg. Trust FRS
Series 2020-INV1, Class A11 3.91%, (1 ML+0.83%), 08/25/2050*	47,222	43,465
JPMorgan Mtg. Trust VRS
Series 2020-INV2, Class A3 3.00%, 10/25/2050*(7)	285,247	239,267
Series 2019-INV3, Class A3 3.50%, 05/25/2050*(7)	98,092	87,251
Series 2020-INV1, Class A3 3.50%, 08/25/2050*(7)	78,703	68,912
MHC Commercial Mtg. Trust FRS
Series 2021-MHC, Class B 4.51%, (1 ML+1.10%), 04/15/2038*	1,045,000	991,078
MHC Trust FRS
Series 2021-MHC2, Class D 4.91%, (1 ML+1.50%), 05/15/2038*	440,000	409,151
Mill City Mtg. Loan Trust VRS
Series 2018-1, Class A1 3.25%, 05/25/2062*(7)	118,799	114,277
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2016-C30, Class A5 2.86%, 09/15/2049	110,000	98,805
Series 2015-C25, Class A5 3.64%, 10/15/2048	250,000	235,509
Security Description	Shares or Principal Amount	Value

Commercial and Residential (continued)
Series 2014-C17, Class A5 3.74%, 08/15/2047	$ 115,000	$ 111,089
Series 2015-C27, Class AS 4.07%, 12/15/2047	410,000	381,953
New Orleans Hotel Trust FRS
Series 2019-HNLA, Class C 5.00%, (1 ML+1.59%), 04/15/2032*	611,460	568,454
New Residential Mtg. Loan Trust VRS
Series 2019-NQM5, Class A1 2.71%, 11/25/2059*(7)	189,006	166,085
Series 2022-INV1, Class A4 3.00%, 03/25/2052*(7)	544,799	424,268
OBX Trust FRS
Series 2020-EXP1, Class 2A2 4.54%, (1 ML+0.95%), 02/25/2060*	35,933	34,511
Series 2019-EXP3, Class 2A2 4.69%, (1 ML+1.10%), 10/25/2059*	28,289	27,298
OBX Trust VRS
Series 2020-EXP2, Class A8 3.00%, 05/25/2060*(7)	169,923	143,284
Series 2019-EXP3, Class 1A9 3.50%, 10/25/2059*(7)	56,613	51,395
Series 2020-EXP1, Class 1A8 3.50%, 02/25/2060*(7)	139,560	122,179
Provident Funding Mtg. Trust VRS
Series 2019-1, Class B1 3.20%, 12/25/2049*(7)	650,600	500,945
PSMC Trust VRS
Series 2021-2, Class A3 2.50%, 05/25/2051*(7)	607,121	515,200
Sequoia Mtg. Trust VRS
Series 2018-CH2, Class A3 4.00%, 06/25/2048*(7)	54,788	50,703
SFO Commercial Mtg. Trust FRS
Series 2021-555, Class B 4.91%, (1 ML+1.50%), 05/15/2038*	460,000	418,525
SG Residential Mtg. Trust VRS
Series 2019-3, Class A1 2.70%, 09/25/2059*(7)	15,229	14,698
Starwood Mtg. Residential Trust VRS
Series 2020-INV1, Class A1 1.03%, 11/25/2055*(7)	121,719	111,613
Series 2021-2, Class A2 1.17%, 05/25/2065*(7)	109,397	101,137
Series 2019-INV1, Class A3 2.92%, 09/27/2049*(7)	227,241	215,466
Towd Point Mtg. Trust VRS
Series 2017-1, Class A1 2.75%, 10/25/2056*(7)	20,314	19,932
Series 2017-4, Class A1 2.75%, 06/25/2057*(7)	343,465	324,690
Series 2017-3, Class A1 2.75%, 07/25/2057*(7)	65,118	63,656
Series 2017-6, Class A1 2.75%, 10/25/2057*(7)	193,379	184,603
Series 2018-1, Class A1 3.00%, 01/25/2058*(7)	51,620	49,677
Verus Securitization Trust
Series 2019-4, Class A1 2.64%, 11/25/2059*	102,275	97,114

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and Residential (continued)
Verus Securitization Trust VRS
Series 2021-1, Class A1 0.82%, 01/25/2066*(7)	$ 172,190	$ 133,355
Series 2021-7, Class A1 1.83%, 10/25/2066*(7)	894,397	715,178
Wells Fargo Mtg. Backed Securities Trust VRS
Series 2021-RR1, Class A1 2.50%, 12/25/2050*(7)	382,844	299,950
WF-RBS Commercial Mtg. Trust
Series 2014-LC14, Class A5 4.05%, 03/15/2047	25,000	24,409
Worldwide Plaza Trust
Series 2017-WWP, Class A 3.53%, 11/10/2036*	640,000	542,296
		18,939,628
U.S. Government Agency — 0.2%
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs.
2.21%, 06/25/2025	76,823	74,116
2.95%, 02/25/2027	232,156	222,309
Federal Home Loan Mtg. Corp. REMIC
4.50%, 05/25/2050(8)	228,381	36,352
Federal Home Loan Mtg. Corp. REMIC FRS
3.91%, (1 ML+0.50%), 10/15/2046	26,101	25,424
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk FRS
Series 2021-DNA2, Class M1 3.80%, (SOFR30A+0.80%), 08/25/2033*	61,499	61,230
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk REMIC Trust FRS
Series 2021-HQA1, Class M1 3.70%, (SOFR30A+0.70%), 08/25/2033*	20,124	20,023
Series 2021-DNA7, Class M1 3.85%, (SOFR30A+0.85%), 11/25/2041*	558,413	540,729
Series 2021-DNA6, Class M2 4.50%, (SOFR30A+1.50%), 10/25/2041*	335,000	307,453
Series 2022-DNA3, Class M1A 5.00%, (SOFR30A+2.00%), 04/25/2042*	662,569	649,317
Series 2021-DNA3, Class M2 5.10%, (SOFR30A+2.10%), 10/25/2033*	250,000	238,375
Series 2022-HQA1, Class M1A 5.10%, (SOFR30A+2.10%), 03/25/2042*	557,381	554,516
Federal National Mtg. Assoc. Connecticut Avenue Securities FRS
Series 2022-R01, Class 1M1 4.00%, (SOFR30A+1.00%), 12/25/2041*	147,766	143,148
Security Description	Shares or Principal Amount	Value

U.S. Government Agency (continued)
Government National Mtg. Assoc. REMIC
Series 2018-8, Class DA 3.00%, 11/20/2047	$ 19,252	$ 17,487
Series 2022-63, Class LM 3.50%, 10/20/2050	300,000	248,295
		3,138,774
Total Collateralized Mortgage Obligations (cost $25,093,827)		22,078,402
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 14.8%
U.S. Government — 7.4%
United States Treasury Bonds
1.13%, 05/15/2040	1,000,000	596,914
1.38%, 08/15/2050	1,280,000	682,350
1.75%, 08/15/2041	745,000	486,229
1.88%, 02/15/2041 to 02/15/2051	3,930,000	2,492,484
2.00%, 02/15/2050 to 08/15/2051	8,085,000	5,123,322
2.25%, 02/15/2052	1,580,000	1,059,588
2.38%, 05/15/2051	350,000	242,361
2.50%, 02/15/2046	1,545,000	1,104,916
2.88%, 11/15/2046	1,875,000	1,442,212
3.00%, 11/15/2045 to 08/15/2048	5,280,000	4,171,010
3.00%, 05/15/2047(9)	3,535,000	2,780,637
3.13%, 11/15/2041 to 02/15/2043	5,060,000	4,187,691
4.50%, 05/15/2038(9)	4,210,000	4,334,984
4.75%, 02/15/2037	50,000	53,178
United States Treasury Bonds TIPS
0.13%, 02/15/2052(10)	15,640	10,019
0.75%, 02/15/2042(10)	4,325	3,551
United States Treasury Notes
0.13%, 03/31/2023	5,840,000	5,738,028
0.25%, 05/31/2025	7,205,000	6,470,991
0.38%, 11/30/2025 to 01/31/2026	9,470,000	8,344,786
0.50%, 03/31/2025	1,410,000	1,285,303
0.63%, 05/15/2030 to 08/15/2030	3,500,000	2,713,940
0.75%, 03/31/2026 to 01/31/2028	3,185,000	2,738,713
0.88%, 06/30/2026	23,040,000	20,319,300
1.25%, 08/15/2031	7,785,000	6,187,555
1.88%, 02/28/2027 to 02/15/2032	9,310,000	8,163,778
2.50%, 04/30/2024	1,425,000	1,381,025
2.75%, 07/31/2027	7,385,000	6,903,244
2.88%, 05/15/2032	1,920,000	1,739,700
4.13%, 09/30/2027	2,400,000	2,386,875
United States Treasury Notes TIPS
0.13%, 07/15/2024 to 01/15/2032(10)	144,950	135,359
0.38%, 07/15/2023 to 07/15/2025(10)	15,993	15,455
0.50%, 04/15/2024(10)	4,815	4,714
0.63%, 01/15/2026 to 07/15/2032(10)	55,920	53,749
1.63%, 10/15/2027(10)	2,099	2,102
		103,356,063
U.S. Government Agency — 7.4%
Federal Home Loan Mtg. Corp.
1.50%, 04/01/2037	416,993	355,118
2.00%, 03/01/2042 to 04/01/2052	9,776,802	7,745,673
2.50%, 03/01/2042 to 05/01/2052	7,721,804	6,358,001
3.00%, 11/01/2034 to 01/01/2050	2,018,274	1,746,626

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
U.S. GOVERNMENT & AGENCY OBLIGATIONS (continued)
U.S. Government Agency (continued)
3.50%, 06/01/2033 to 03/01/2048	$ 525,485	$ 472,908
4.00%, 09/01/2045 to 04/01/2050	1,127,405	1,034,742
5.00%, 12/01/2041 to 10/01/2051	446,197	433,436
Federal Home Loan Mtg.Corp.
2.00%, 05/01/2052	192,491	152,762
Federal National Mtg. Assoc.
1.50%, 04/01/2037 to 01/01/2042	2,036,466	1,690,459
2.00%, 04/01/2042 to 04/01/2052	16,519,692	13,087,459
2.50%, 11/01/2031 to 10/01/2052	13,596,052	11,415,730
3.00%, 01/01/2031 to 11/01/2052	11,602,840	10,157,292
3.50%, 11/01/2032 to 01/01/2052	7,819,022	7,054,817
4.00%, 12/01/2040 to 08/01/2052	4,361,541	4,056,912
4.50%, 07/01/2040 to 08/01/2052	4,262,546	4,051,494
5.00%, 10/01/2033 to 09/01/2052	3,650,118	3,551,050
5.50%, 10/01/2035 to 01/01/2047	1,392,398	1,423,962
6.00%, 09/01/2037 to 07/01/2041	311,349	322,134
Government National Mtg. Assoc.
2.00%, 03/20/2051 to 05/20/2052	7,056,757	5,818,155
2.50%, 08/20/2050 to 01/20/2052	6,494,087	5,518,341
3.00%, 11/15/2042 to 06/20/2052	5,161,764	4,523,456
3.50%, 08/20/2042 to 01/20/2049	3,486,164	3,181,650
4.00%, 09/20/2045 to 10/20/2052	1,661,652	1,550,963
4.50%, 04/20/2041 to 10/20/2052	2,475,708	2,368,493
5.00%, 08/20/2042 to 06/20/2049	1,119,800	1,106,485
5.00%, November 30 TBA	505,000	491,211
5.50%, 03/20/2048 to 03/20/2049	339,465	343,830
5.50%, November 30 TBA	2,505,000	2,492,266
		102,505,425
Total U.S. Government & Agency Obligations (cost $239,281,693)		205,861,488
FOREIGN GOVERNMENT OBLIGATIONS — 0.2%
Regional(State/Province) — 0.0%
Province of Alberta, Canada
3.30%, 03/15/2028	555,000	518,714
Province of Manitoba, Canada
3.05%, 05/14/2024	150,000	146,157
		664,871
Sovereign — 0.2%
Republic of Panama
3.30%, 01/19/2033	1,000,000	769,187
Republic of Poland
3.25%, 04/06/2026	110,000	103,118
State of Qatar
3.75%, 04/16/2030*	200,000	185,750
United Mexican States
2.66%, 05/24/2031	1,039,000	804,333
3.50%, 02/12/2034	775,000	591,290
		2,453,678
Total Foreign Government Obligations (cost $3,804,219)		3,118,549
MUNICIPAL SECURITIES — 0.7%
Bay Area Toll Authority Revenue Bonds
6.91%, 10/01/2050	600,000	692,613
Security Description	Shares or Principal Amount	Value

California State Public Works Board Revenue Bonds
7.80%, 03/01/2035	$ 300,000	$ 343,577
Chicago Transit Authority Revenue Bonds
6.90%, 12/01/2040	500,000	539,202
City of Houston TX Airport System Revenue Revenue Bonds
2.39%, 07/01/2031	220,000	172,957
Detroit City School District General Obligation Bonds
6.65%, 05/01/2029	295,000	315,068
Florida Development Finance Corp. Revenue Bonds
4.11%, 04/01/2050	810,000	600,079
Grand Parkway Transportation Corp. Revenue Bonds
3.24%, 10/01/2052	390,000	248,167
Great Lakes Water Authority Sewage Disposal System Revenue Revenue Bonds
3.06%, 07/01/2039	115,000	85,922
Great Lakes Water Authority Water Supply System Revenue Revenue Bonds
3.47%, 07/01/2041	480,000	370,728
Metropolitan Water Reclamation District of Greater Chicago General Obligation Bonds
5.72%, 12/01/2038	375,000	390,487
Miami Dade Co. Water & Sewer System Revenue Bonds
3.49%, 10/01/2042	455,000	348,699
Municipal Electric Authority of Georgia Revenue Bonds
6.66%, 04/01/2057	1,056,000	1,084,284
New York State Dormitory Authority Revenue Bonds
3.88%, 07/01/2046	200,000	153,198
Northern California Power Agency Revenue Bonds
7.31%, 06/01/2040	300,000	340,293
Public Finance Authority Revenue Bonds
3.41%, 07/01/2051	930,000	620,842
San Jose Redevelopment Agency Successor Agency Tax Allocation
3.38%, 08/01/2034	285,000	242,529
South Carolina Public Service Authority Revenue Bonds
2.39%, 12/01/2023	80,000	77,799
State of California General Obligation Bonds
7.50%, 04/01/2034	300,000	349,199
7.63%, 03/01/2040	620,000	740,902

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
MUNICIPAL SECURITIES (continued)
State of Wisconsin Revenue Bonds
3.95%, 05/01/2036	$ 850,000	$ 727,592
Texas A&M University Revenue Bonds
3.33%, 05/15/2039	1,100,000	844,969
Western Minnesota Municipal Power Agency Revenue Bonds
3.16%, 01/01/2039	770,000	581,900
Total Municipal Securities (cost $12,255,660)		9,871,006
PURCHASED OPTIONS† — 0.1%
Purchased Options - Puts — 0.1%
Exchange-Traded put option on the S&P 500 Index (Expiration Date: 12/16/2022; Strike Price $3,100) (cost $8,066,179)	1,460	905,200
Total Long-Term Investment Securities (cost $1,308,332,066)		1,216,466,566
SHORT-TERM INVESTMENTS — 12.8%
Unaffiliated Investment Companies — 12.8%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.01%(11) (cost $177,718,166)	177,718,166	177,718,166
TOTAL INVESTMENTS (cost $1,486,050,232)	100.3%	1,394,184,732
Other assets less liabilities	(0.3)	(4,212,248)
NET ASSETS	100.0%	$1,389,972,484
FORWARD SALES CONTRACTS — (0.1)%
U.S. Government Agencies — (0.1)%
Uniform Mtg. Backed Securities 2.50%, September 30 TBA (proceeds $(920,879))	(1,000,000)	$ (805,391)
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA T. Rowe Price VCP Balanced Portfolio has no right to demand registration of these securities. At October 31, 2022, the aggregate value of these securities was $103,414,818 representing 7.4% of net assets.
(1)	Securities classified as Level 3 (see Note 1).
(2)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of October 31, 2022, the Portfolio held the following restricted securities:
Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
Alrosa PJSC	06/22/2021	121,860	$184,374	$0	$0.00	0.00%
ANT International Co., Ltd. Class C	10/12/2021	84,481	321,992	166,428	1.97	0.01
Canva, Inc.	12/17/2021	120	204,536	114,594	954.95	0.01
Gusto, Inc.	10/04/2021	2,300	66,213	43,309	18.83	0.00
MMC Norilsk Nickel PJSC	01/13/2022	470	132,164	0	0.00	0.00
Polyus PJSC	06/22/2021	428	77,570	0	0.00	0.00
Venture Global LNG, Inc. Series C	10/16/2017	3	11,313	44,386	14,795.24	0.01
Convertible Preferred Stocks
Canva, Inc. Series A	12/17/2021	8	13,637	7,640	954.95	0.00
Databricks, Inc. Series G	02/01/2021	1,206	71,302	56,356	46.73	0.00
Databricks, Inc. Series H	08/31/2021	2,613	192,014	122,105	46.73	0.01
Farmer's Business Network, Inc.	11/03/2017	563	10,395	34,995	62.16	0.00
Gusto, Inc. Series E	07/13/2021	3,216	97,751	60,557	18.83	0.01
KoBold Metals Co.	01/10/2022	3,900	106,903	106,903	27.41	0.01
Lilac Solutions, Inc., Series B	09/08/2021	4,155	54,547	56,716	13.65	0.00
				$ 813,989		0.06%
(3)	PIK ("Payment-in-Kind") security -- Income may be paid in additional securities or cash at the discretion of the issuer. The security is currently paying interest in cash at the coupon rate listed.
(4)	All loans in the Portfolio were purchased through assignment agreements unless otherwise indicated.

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2022— (unaudited) — (continued)

(5)	The Portfolio invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate ("LIBOR") or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Portfolio is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.
(6)	Senior loans in the Portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.
(7)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(8)	Interest Only
(9)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(10)	Principal amount of security is adjusted for inflation.
(11)	The rate shown is the 7-day yield as of October 31, 2022.
1 ML—1 Month USD LIBOR
3 ML—3 Month USD LIBOR
ADR—American Depositary Receipt
ASX—Australian Stock Exchange
CDI—Chess Depositary Interest
CLO—Collateralized Loan Obligation
CVA—Certification Van Aandelen (Dutch Cert.)
DAC—Designated Activity Company
FRS—Floating Rate Security
GDR—Global Depositary Receipt
LSE—London Stock Exchange
NASDAQ—National Association of Securities Dealers Automated Quotations
NES—Non-voting Equity Securities
REMIC—Real Estate Mortgage Investment Conduit
SDR—Swedish Depositary Receipt
SOFR30A—US 30 Day Average Secured Overnight Financing Rate
TBA—Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.
TIPS—Treasury Inflation Protected Securities
TSFR1M—Term Secured Overnight Financing Rate 1 Month
TSFR3M—Term Secured Overnight Financing Rate 3 Month
TSX—Toronto Stock Exchange
VRS—Variable Rate Security
XAMS—Euronext Amsterdam Stock Exchange
The rates shown on FRS and/or VRS are the current interest rates at October 31, 2022 and unless noted otherwise, the dates shown are the original maturity dates.

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
188	Short	MSCI EAFE Index	December 2022	$17,287,904	$16,505,461	$782,443
						Unrealized (Depreciation)
81	Long	S&P 500 E-Mini Index	December 2022	$16,474,179	$15,726,150	$ (748,029)
194	Long	U.S. Treasury Long Bonds	December 2022	26,209,604	23,377,001	(2,832,603)
92	Long	U.S. Treasury Ultra Bonds	December 2022	13,593,154	11,744,375	(1,848,779)
202	Long	U.S. Treasury 2 Year Notes	December 2022	42,144,110	41,285,328	(858,782)
702	Long	U.S. Treasury 5 Year Notes	December 2022	78,059,966	74,828,813	(3,231,153)
535	Long	U.S. Treasury 10 Year Notes	December 2022	62,199,822	59,167,656	(3,032,166)
						$(12,551,512)
Net Unrealized Appreciation (Depreciation)						$(11,769,069)
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2022 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Advertising	$—	$2,065,581	$—	$2,065,581
Aerospace/Defense	7,730,583	1,288,411	—	9,018,994
Agriculture	6,695,071	1,787,040	—	8,482,111
Apparel	2,167,322	2,383,893	—	4,551,215

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2022— (unaudited) — (continued)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Auto Manufacturers	$14,122,055	$4,786,619	$—	$18,908,674
Auto Parts & Equipment	2,167,425	2,967,492	—	5,134,917
Banks	29,611,657	18,624,597	—	48,236,254
Beverages	9,019,370	3,012,008	—	12,031,378
Biotechnology	3,056,067	809,501	—	3,865,568
Building Materials	682,584	180,928	—	863,512
Chemicals	9,826,031	8,503,315	—	18,329,346
Commercial Services	8,914,794	7,729,068	43,309	16,687,171
Computer Graphics	—	—	114,594	114,594
Computers	35,015,909	3,949,219	—	38,965,128
Cosmetics/Personal Care	5,538,090	6,304,990	—	11,843,080
Distribution/Wholesale	270,675	3,353,610	—	3,624,285
Diversified Financial Services	19,006,737	3,600,706	166,428	22,773,871
Electric	22,939,972	5,104,096	—	28,044,068
Electrical Components & Equipment	735,517	5,750,909	—	6,486,426
Electronics	5,934,959	1,456,976	—	7,391,935
Engineering & Construction	—	85,324	—	85,324
Food	5,319,181	11,099,497	—	16,418,678
Food Service	—	2,232,210	—	2,232,210
Forest Products & Paper	353,165	1,535,071	—	1,888,236
Gas	245,648	363,654	—	609,302
Healthcare-Products	19,435,138	5,948,507	—	25,383,645
Healthcare-Services	31,927,402	1,531,729	—	33,459,131
Home Builders	296,643	937,064	—	1,233,707
Home Furnishings	—	2,753,969	—	2,753,969
Insurance	31,766,770	18,578,218	—	50,344,988
Internet	56,217,638	3,205,486	—	59,423,124
Investment Companies	—	1,205,054	—	1,205,054
Iron/Steel	1,907,946	554,347	—	2,462,293
Lodging	2,155,210	207,030	—	2,362,240
Machinery-Construction & Mining	116,672	2,944,860	—	3,061,532
Machinery-Diversified	1,670,163	2,180,381	—	3,850,544
Mining	1,858,740	13,346,171	0	15,204,911
Miscellaneous Manufacturing	9,889,035	6,291,929	—	16,180,964
Oil & Gas	22,952,032	11,571,648	44,386	34,568,066
Oil & Gas Services	1,253,991	45,283	—	1,299,274
Packaging & Containers	1,423,000	987,336	—	2,410,336
Pharmaceuticals	45,624,990	19,599,987	—	65,224,977
Private Equity	108,513	511,061	—	619,574
Real Estate	42,761	2,795,027	—	2,837,788
REITS	20,360,973	3,051,652	—	23,412,625
Retail	29,161,441	4,887,215	—	34,048,656
Semiconductors	28,808,271	12,489,158	—	41,297,429
Software	56,580,310	2,341,421	—	58,921,731
Telecommunications	6,924,400	8,189,350	—	15,113,750
Transportation	5,537,374	950,429	—	6,487,803
Other Industries	10,775,096	—	—	10,775,096
Preferred Stocks:
Diversified Financial Services	—	333,486	—	333,486
Other Industries	385,260	—	—	385,260
Convertible Preferred Stocks:
Electric	167,700	—	—	167,700
Other Industries	—	—	445,272	445,272
Corporate Bonds & Notes	—	157,619,221	—	157,619,221
Loans	—	3,497,938	—	3,497,938
Asset Backed Securities	—	9,587,979	—	9,587,979
Collateralized Mortgage Obligations	—	22,078,402	—	22,078,402
U.S. Government & Agency Obligations	—	205,861,488	—	205,861,488
Foreign Government Obligations	—	3,118,549	—	3,118,549
Municipal Securities	—	9,871,006	—	9,871,006
Purchased Options	905,200	—	—	905,200
Short-Term Investments	177,718,166	—	—	177,718,166
Total Investments at Value	$755,323,647	$638,047,096	$813,989	$1,394,184,732

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2022— (unaudited) — (continued)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Other Financial Instruments:†
Futures Contracts	$782,443	$—	$—	$782,443
LIABILITIES:
Forward Sales Contracts:
U.S. Government Agencies	$—	$805,391	$—	$805,391
Other Financial Instruments:†
Futures Contracts	$12,551,512	$—	$—	$12,551,512
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
Level 3 investments in securities were not considered a significant portion of the Portfolio's net assets.
See Notes to Portfolio of Investments

SunAmerica Series Trust SA VCP Dynamic Allocation Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2022— (unaudited)

Security Description	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES#(1) — 82.9%
Domestic Equity Investment Companies — 50.0%
Seasons Series Trust SA Columbia Focused Value Portfolio, Class 1	8,418,712	$ 182,686,039
Seasons Series Trust SA Multi-Managed Large Cap Growth Portfolio, Class 1	12,580,579	136,121,862
Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio, Class 1	17,649,945	288,576,596
Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio, Class 1	4,279,758	60,216,194
Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio, Class 1	6,102,345	108,316,620
Seasons Series Trust SA Multi-Managed Small Cap Portfolio, Class 1	5,275,978	64,789,007
Seasons Series Trust SA T. Rowe Price Growth Stock Portfolio, Class 1	10,822,806	192,862,395
SunAmerica Series Trust SA AB Growth Portfolio, Class 1	5,608,310	300,156,743
SunAmerica Series Trust SA AB Small & Mid Cap Value Portfolio, Class 1	780,864	13,376,198
SunAmerica Series Trust SA Fidelity Institutional AM Real Estate Portfolio, Class 1	3,753,094	47,739,356
SunAmerica Series Trust SA Franklin BW U.S. Large Cap Value Portfolio, Class 1	11,125,763	258,785,256
SunAmerica Series Trust SA Franklin Small Company Value Portfolio, Class 1	3,887,930	75,970,146
SunAmerica Series Trust SA Franklin U.S. Equity Smart Beta Portfolio, Class 1	3,314,066	63,928,329
SunAmerica Series Trust SA Invesco Growth Opportunities Portfolio, Class 1	9,674,546	75,267,970
SunAmerica Series Trust SA Janus Focused Growth Portfolio, Class 1	5,323,327	84,374,740
SunAmerica Series Trust SA JPMorgan Equity-Income Portfolio, Class 1	8,622,720	337,924,399
SunAmerica Series Trust SA JPMorgan Mid Cap Growth Portfolio, Class 1	4,664,130	88,525,190
SunAmerica Series Trust SA Large Cap Growth Index Portfolio, Class 1	6,062,493	131,556,094
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	29,398,703	902,246,210
SunAmerica Series Trust SA Large Cap Value Index Portfolio, Class 1	6,687,882	122,187,608
SunAmerica Series Trust SA MFS Blue Chip Growth, Class 1	18,669,002	256,512,094
SunAmerica Series Trust SA MFS Massachusetts Investors Trust Portfolio, Class 1	10,787,251	271,191,501
Security Description	Shares or Principal Amount	Value

Domestic Equity Investment Companies (continued)
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	4,264,952	$ 57,534,208
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	5,330,257	66,521,613
SunAmerica Series Trust SA Wellington Capital Appreciation Portfolio, Class 1	4,373,520	101,990,475
Total Domestic Equity Investment Companies (cost $3,940,878,687)		4,289,356,843
Domestic Fixed Income Investment Companies — 24.2%
Seasons Series Trust SA American Century Inflation Protection Portfolio, Class 1	16,753,366	152,455,634
Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio, Class 1	46,279,819	446,137,451
SunAmerica Series Trust SA DFA Ultra Short Bond Portfolio, Class 1	5,599,073	57,110,547
SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio, Class 1	18,701,032	210,573,620
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	10,948,043	100,503,033
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	10,874,122	104,174,093
SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio, Class 1	63,456,950	498,137,058
SunAmerica Series Trust SA PineBridge High-Yield Bond Portfolio, Class 1	8,908,022	44,005,628
SunAmerica Series Trust SA Wellington Government & Quality Bond Portfolio, Class 1	37,390,812	467,385,147
Total Domestic Fixed Income Investment Companies (cost $2,460,744,534)		2,080,482,211
International Equity Investment Companies — 8.4%
Seasons Series Trust SA Multi-Managed International Equity Portfolio, Class 1	17,174,335	128,979,253
SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio, Class 1	1,975,275	23,051,460
SunAmerica Series Trust SA Fidelity Institutional International Growth Portfolio, Class 1	9,236,133	131,245,456
SunAmerica Series Trust SA International Index Portfolio, Class 1	6,449,741	66,432,334
SunAmerica Series Trust SA JPMorgan Emerging Markets Portfolio, Class 1	3,336,865	21,889,832
SunAmerica Series Trust SA JPMorgan Global Equities Portfolio, Class 1	6,653,021	131,330,627
SunAmerica Series Trust SA Morgan Stanley International Equities Portfolio, Class 1	13,095,483	113,799,744

SunAmerica Series Trust SA VCP Dynamic Allocation Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (continued)
International Equity Investment Companies (continued)
SunAmerica Series Trust SA PIMCO RAE International Value Portfolio, Class 1	4,310,631	$ 51,900,002
SunAmerica Series Trust SA Putnam International Growth and Income Portfolio, Class 1	5,656,886	52,891,889
Total International Equity Investment Companies (cost $783,203,017)		721,520,597
International Fixed Income Investment Companies — 0.3%
SunAmerica Series Trust SA Goldman Sachs Global Bond Portfolio, Class 1 (cost $29,706,952)	2,694,430	23,360,706
Total Affiliated Investment Companies (cost $7,214,533,190)		7,114,720,357
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 13.9%
U.S. Government — 13.9%
United States Treasury Notes
0.63%, 05/15/2030(2)	$ 29,920,400	23,249,086
0.63%, 08/15/2030	52,629,400	40,652,100
0.88%, 11/15/2030	232,372,300	182,739,029
1.25%, 08/15/2031	438,536,600	348,550,946
1.38%, 11/15/2031	137,782,000	109,934,965
1.50%, 02/15/2030	104,080,600	87,195,962
1.63%, 05/15/2031(2)	46,649,700	38,551,604
1.75%, 11/15/2029	100,387,800	86,196,259
1.88%, 02/15/2032	73,474,800	61,098,888
2.75%, 08/15/2032	22,418,700	20,061,234
2.88%, 05/15/2032	218,158,900	197,672,416
Total U.S. Government & Agency Obligations (cost $1,404,107,856)		1,195,902,489
PURCHASED OPTIONS† — 0.5%
Purchased Options - Puts — 0.5%
Over the Counter put option on the S&P 500 Index (Expiration Date: 02/17/2023; Strike Price: $3,375.00; Counterparty: UBS AG)	170,000	9,466,250
Over the Counter put option on the S&P 500 Index (Expiration Date: 03/17/2023; Strike Price: $3,175.00; Counterparty: Citibank N.A.)	270,000	12,355,615
Security Description	Shares or Principal Amount	Value

Purchased Options - Puts (continued)
Over the Counter put option on the S&P 500 Index (Expiration Date: 04/21/2023; Strike Price: $3,000.00; Counterparty: Citibank N.A.)	140,000	$ 5,955,826
Over the Counter put option on the S&P 500 Index (Expiration Date: 04/21/2023; Strike Price: $3,000.00; Counterparty: Goldman Sachs International)	230,000	9,784,571
Over the Counter put option on the S&P 500 Index (Expiration Date: 05/19/2023; Strike Price: $2,800.00; Counterparty: UBS AG)	170,000	6,184,370
Total Purchased Options (cost $70,221,371)		43,746,632
Total Long-Term Investment Securities (cost $8,688,862,417)		8,354,369,478
SHORT-TERM INVESTMENTS — 3.1%
Unaffiliated Investment Companies — 3.1%
AllianceBernstein Government STIF Portfolio, Class AB 2.62%(3) (cost $261,744,988)	261,744,988	261,744,988
TOTAL INVESTMENTS (cost $8,950,607,405)	100.4%	8,616,114,466
Other assets less liabilities	(0.4)	(33,746,398)
NET ASSETS	100.0%	$8,582,368,068
#	The SunAmerica Series Trust SA VCP Dynamic Allocation Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of the SunAmerica Series Trust and the Seasons Series Trust, some of which are not presented in this report. Additional information on the underlying Portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.aig.com/getprospectus.
†	Non-income producing security
(1)	See Note 2.
(2)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(3)	The rate shown is the 7-day yield as of October 31, 2022.
STIF—Short Term Index Fund

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized (Depreciation)
3,800	Short	S&P 500 E-Mini Index	December 2022	$707,261,078	$737,770,000	$(30,508,922)
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

SunAmerica Series Trust SA VCP Dynamic Allocation Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2022— (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2022 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Investment Companies	$7,114,720,357	$—	$—	$7,114,720,357
U.S. Government & Agency Obligations	—	1,195,902,489	—	1,195,902,489
Purchased Options	—	43,746,632	—	43,746,632
Short-Term Investments	261,744,988	—	—	261,744,988
Total Investments at Value	$7,376,465,345	$1,239,649,121	$—	$8,616,114,466
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$30,508,922	$—	$—	$30,508,922
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Portfolio of Investments

SunAmerica Series Trust SA VCP Dynamic Strategy Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2022— (unaudited)

Security Description	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES#(1) — 82.4%
Domestic Equity Investment Companies — 57.9%
Seasons Series Trust SA Columbia Focused Value Portfolio, Class 1	3,870,369	$ 83,986,996
Seasons Series Trust SA Multi-Managed Large Cap Growth Portfolio, Class 1	12,541,617	135,700,300
Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio, Class 1	16,368,515	267,625,223
Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio, Class 1	4,066,086	57,209,823
Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio, Class 1	2,607,687	46,286,447
Seasons Series Trust SA Multi-Managed Small Cap Portfolio, Class 1	7,511,916	92,246,328
Seasons Series Trust SA T. Rowe Price Growth Stock Portfolio, Class 1	1,062,415	18,932,235
SunAmerica Series Trust SA AB Growth Portfolio, Class 1	3,032,430	162,295,648
SunAmerica Series Trust SA AB Small & Mid Cap Value Portfolio, Class 1	5,492,886	94,093,135
SunAmerica Series Trust SA Fidelity Institutional AM Real Estate Portfolio, Class 1	2,460,552	31,298,223
SunAmerica Series Trust SA Franklin BW U.S. Large Cap Value Portfolio, Class 1	9,215,776	214,358,944
SunAmerica Series Trust SA Franklin Small Company Value Portfolio, Class 1	1,536,960	30,032,191
SunAmerica Series Trust SA Franklin Systematic U.S. Large Cap Value Portfolio, Class 1	9,605,178	132,071,201
SunAmerica Series Trust SA Franklin U.S. Equity Smart Beta Portfolio, Class 1	2,883,836	55,629,200
SunAmerica Series Trust SA Invesco Growth Opportunities Portfolio, Class 1	1,995,456	15,524,650
SunAmerica Series Trust SA Invesco Main Street Large Cap Portfolio, Class 1	10,243,102	233,542,733
SunAmerica Series Trust SA Janus Focused Growth Portfolio, Class 1	7,907,745	125,337,756
SunAmerica Series Trust SA JPMorgan Equity-Income Portfolio, Class 1	6,430,685	252,018,553
SunAmerica Series Trust SA JPMorgan Mid Cap Growth Portfolio, Class 1	2,641,933	50,143,885
SunAmerica Series Trust SA Large Cap Growth Index Portfolio, Class 1	3,341,160	72,503,166
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	15,728,936	482,721,052
SunAmerica Series Trust SA Large Cap Value Index Portfolio, Class 1	6,687,729	122,184,805
Security Description	Shares or Principal Amount	Value

Domestic Equity Investment Companies (continued)
SunAmerica Series Trust SA MFS Blue Chip Growth, Class 1	9,988,391	$ 137,240,497
SunAmerica Series Trust SA MFS Massachusetts Investors Trust Portfolio, Class 1	9,721,907	244,408,729
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	3,261,213	43,993,763
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	2,786,037	34,769,741
Total Domestic Equity Investment Companies (cost $3,141,686,627)		3,236,155,224
Domestic Fixed Income Investment Companies — 14.9%
Seasons Series Trust SA American Century Inflation Protection Portfolio, Class 1	7,279,776	66,245,965
Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio, Class 1	16,013,217	154,367,410
SunAmerica Series Trust SA DFA Ultra Short Bond Portfolio, Class 1	2,851,126	29,081,483
SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio, Class 1	7,238,577	81,506,373
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	6,012,406	55,193,883
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	5,698,979	54,596,224
SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio, Class 1	26,201,778	205,683,958
SunAmerica Series Trust SA PineBridge High-Yield Bond Portfolio, Class 1	3,645,222	18,007,400
SunAmerica Series Trust SA Wellington Government & Quality Bond Portfolio, Class 1	13,727,151	171,589,384
Total Domestic Fixed Income Investment Companies (cost $991,792,576)		836,272,080
International Equity Investment Companies — 9.2%
Seasons Series Trust SA Multi-Managed International Equity Portfolio, Class 1	9,813,950	73,702,767
SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio, Class 1	1,555,307	18,150,433
SunAmerica Series Trust SA Fidelity Institutional International Growth Portfolio, Class 1	4,284,552	60,883,478
SunAmerica Series Trust SA International Index Portfolio, Class 1	6,067,758	62,497,906
SunAmerica Series Trust SA JPMorgan Emerging Markets Portfolio, Class 1	1,839,441	12,066,733
SunAmerica Series Trust SA JPMorgan Global Equities Portfolio, Class 1	4,016,092	79,277,663

SunAmerica Series Trust SA VCP Dynamic Strategy Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2022— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (continued)
International Equity Investment Companies (continued)
SunAmerica Series Trust SA Morgan Stanley International Equities Portfolio, Class 1	3,442,703	$ 29,917,090
SunAmerica Series Trust SA PIMCO RAE International Value Portfolio, Class 1	7,220,937	86,940,078
SunAmerica Series Trust SA Putnam International Growth and Income Portfolio, Class 1	9,566,931	89,450,804
Total International Equity Investment Companies (cost $578,983,300)		512,886,952
International Fixed Income Investment Companies — 0.4%
SunAmerica Series Trust SA Goldman Sachs Global Bond Portfolio, Class 1 (cost $29,302,840)	2,550,816	22,115,577
Total Affiliated Investment Companies (cost $4,741,765,343)		4,607,429,833
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 13.8%
U.S. Government — 13.8%
United States Treasury Notes
0.63%, 05/15/2030 to 08/15/2030	$ 53,783,700	41,638,035
0.88%, 11/15/2030	148,843,200	117,051,223
1.25%, 08/15/2031	274,355,100	218,058,720
1.38%, 11/15/2031	91,046,800	72,645,388
1.50%, 02/15/2030(2)	65,885,000	55,196,703
1.63%, 05/15/2031	31,325,100	25,887,258
1.75%, 11/15/2029	67,319,700	57,802,903
1.88%, 02/15/2032	54,406,600	45,242,488
2.75%, 08/15/2032	16,515,200	14,778,523
2.88%, 05/15/2032	135,690,600	122,948,405
Total U.S. Government & Agency Obligations (cost $901,549,152)		771,249,646
PURCHASED OPTIONS† — 0.5%
Purchased Options - Puts — 0.5%
Over the Counter put option on the S&P 500 Index (Expiration Date: 02/17/2023; Strike Price: $3,375.00; Counterparty: UBS AG)	125,000	6,960,478
Over the Counter put option on the S&P 500 Index (Expiration Date: 03/17/2023; Strike Price: $3,175.00; Counterparty: Citibank N.A.)	130,000	5,949,000
Security Description	Shares or Principal Amount	Value

Purchased Options - Puts (continued)
Over the Counter put option on the S&P 500 Index (Expiration Date: 04/21/2023; Strike Price: $3,000.00; Counterparty: Citibank N.A.)	90,000	$ 3,828,745
Over the Counter put option on the S&P 500 Index (Expiration Date: 04/21/2023; Strike Price: $3,000.00; Counterparty: Goldman Sachs International)	170,000	7,232,074
Over the Counter put option on the S&P 500 Index (Expiration Date: 05/19/2023; Strike Price: $2,800.00; Counterparty: UBS AG)	125,000	4,547,331
Total Purchased Options (cost $46,060,076)		28,517,628
Total Long-Term Investment Securities (cost $5,689,374,571)		5,407,197,107
SHORT-TERM INVESTMENTS — 3.6%
Unaffiliated Investment Companies — 3.6%
AllianceBernstein Government STIF Portfolio, Class AB 2.62%(3) (cost $204,336,912)	204,336,912	204,336,912
TOTAL INVESTMENTS (cost $5,893,711,483)	100.3%	5,611,534,019
Other assets less liabilities	(0.3)	(18,976,723)
NET ASSETS	100.0%	$5,592,557,296
#	The SunAmerica Series Trust SA VCP Dynamic Strategy Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of the SunAmerica Series Trust and the Seasons Series Trust, some of which are not presented in this report. Additional information on the underlying Portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.aig.com/getprospectus.
†	Non-income producing security
(1)	See Note 2.
(2)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(3)	The rate shown is the 7-day yield as of October 31, 2022.
STIF—Short Term Index Fund

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized (Depreciation)
5,100	Short	S&P 500 E-Mini Index	December 2022	$968,597,260	$990,165,000	$(21,567,740)
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

SunAmerica Series Trust SA VCP Dynamic Strategy Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2022— (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2022 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Investment Companies	$4,607,429,833	$—	$—	$4,607,429,833
U.S. Government & Agency Obligations	—	771,249,646	—	771,249,646
Purchased Options	—	28,517,628	—	28,517,628
Short-Term Investments	204,336,912	—	—	204,336,912
Total Investments at Value	$4,811,766,745	$799,767,274	$—	$5,611,534,019
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$21,567,740	$—	$—	$21,567,740
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Portfolio of Investments

SunAmerica Series Trust SA VCP Index Allocation Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2022— (unaudited)

Security Description	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES#(1) — 81.4%
Domestic Equity Investment Companies — 48.3%
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	5,507,427	$169,022,937
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	2,306,013	31,108,119
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	1,568,134	19,570,309
Total Domestic Equity Investment Companies (cost $186,158,960)		219,701,365
Domestic Fixed Income Investment Companies — 24.2%
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	5,677,465	52,119,131
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	6,063,200	58,085,450
Total Domestic Fixed Income Investment Companies (cost $126,015,196)		110,204,581
International Equity Investment Companies — 8.9%
SunAmerica Series Trust SA International Index Portfolio, Class 1 (cost $43,650,103)	3,957,610	40,763,389
Total Affiliated Investment Companies (cost $355,824,259)		370,669,335
PURCHASED OPTIONS† — 0.1%
Purchased Options - Puts — 0.1%
Exchange-Traded put option on the S&P 500 Index (Expiration Date: 12/16/2022; Strike Price $3,100) (cost $2,690,568)	487	301,940
Total Long-Term Investment Securities (cost $358,514,827)		370,971,275
Security Description	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS — 18.6%
Unaffiliated Investment Companies — 18.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.01%(2)	82,010,359	$ 82,010,359
T. Rowe Price Treasury Reserve Fund 3.21%(2)	1,055	1,055
		82,011,414
U.S. Government — 0.6%
United States Treasury Bills
3.23%, 02/16/2023(3)	$ 2,680,000	2,647,620
Total Short-Term Investments (cost $84,665,677)		84,659,034
TOTAL INVESTMENTS (cost $443,180,504)	100.1%	455,630,309
Other assets less liabilities	(0.1)	(605,587)
NET ASSETS	100.0%	$455,024,722
#	The SunAmerica Series Trust SA VCP Index Allocation Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of the SunAmerica Series Trust. Additional information on the underlying Portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.aig.com/getprospectus.
†	Non-income producing security
(1)	See Note 2.
(2)	The rate shown is the 7-day yield as of October 31, 2022.
(3)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized (Depreciation)
5	Long	E-Mini Russell 2000 Index	December 2022	$ 469,119	$ 463,250	$ (5,869)
12	Long	MSCI EAFE Index	December 2022	1,103,762	1,053,540	(50,222)
119	Long	S&P 500 E-Mini Index	December 2022	24,204,128	23,103,850	(1,100,278)
3	Long	S&P Mid Cap 400 E-Mini Index	December 2022	747,431	731,880	(15,551)
51	Long	U.S. Treasury Long Bonds	December 2022	6,922,822	6,145,500	(777,322)
32	Long	U.S. Treasury Ultra Bonds	December 2022	4,729,475	4,085,000	(644,475)
138	Long	U.S. Treasury 2 Year Notes	December 2022	28,774,716	28,204,827	(569,889)
177	Long	U.S. Treasury 5 Year Notes	December 2022	19,668,876	18,867,093	(801,783)
177	Long	U.S. Treasury 10 Year Notes	December 2022	20,770,095	19,575,094	(1,195,001)
						$(5,160,390)
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

SunAmerica Series Trust SA VCP Index Allocation Portfolio
PORTFOLIO OF INVESTMENTS — October 31, 2022— (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2022 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Investment Companies	$370,669,335	$—	$—	$370,669,335
Purchased Options	301,940	—	—	301,940
Short-Term Investments:
U.S. Government	—	2,647,620	—	2,647,620
Other Short-Term Investments	82,011,414	—	—	82,011,414
Total Investments at Value	$452,982,689	$2,647,620	$—	$455,630,309
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$5,160,390	$—	$—	$5,160,390
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Portfolio of Investments

NOTES TO PORTFOLIO OF INVESTMENTS — October 31, 2022 — (unaudited)

Note 1.    Security Valuation
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America (“GAAP”), the Portfolios disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Portfolios would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP establishes a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tiers are as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures adopted by the Board of Trustees (the “Board”), etc.)
Level 3—Significant unobservable inputs (includes inputs that reflect the Portfolios’ own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances)
Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The summary of the Portfolios’ assets and liabilities classified in the fair value hierarchy as of October 31, 2022, is reported on a schedule at the end of each Portfolio’s Portfolio of Investments.
Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges on which the securities are principally traded and are generally categorized as Level 1. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.
As of the close of regular trading on the New York Stock Exchange (“NYSE”), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, the Portfolios use the exchange that is the primary market for the security. Such securities are generally categorized as Level 1. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price a Portfolio’s shares, and a Portfolio may determine that certain closing prices do not reflect the fair value of the security. This determination will be based on the review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If a Portfolio determines that closing prices do not reflect the fair value of the securities, the Portfolio will adjust the previous closing prices in accordance with pricing procedures adopted by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Portfolios may also fair value securities in other situations, for example, when a particular foreign market is closed but a Portfolio is open. For foreign equity securities and foreign equity futures contracts, the Portfolios use an outside pricing service to provide it with closing market prices and information used for adjusting those prices, and when so adjusted, such securities and futures are generally categorized as Level 2.

NOTES TO PORTFOLIO OF INVESTMENTS — October 31, 2022 — (unaudited) — (continued)

Bonds, debentures, and other debt securities, are valued at evaluated bid prices obtained for the day of valuation from an independent pricing service, and are generally categorized as Level 2. The pricing service may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, and maturity date, option adjusted spread models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a price is unavailable from an independent pricing service, the securities may be priced at the mean of two independent quotes obtained from brokers.
Senior floating rate loans (“Loans”) are valued at the average of available bids in the market for such Loans, as provided by an independent loan pricing service, and are generally categorized as Level 2.
Investments in registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Investments in registered investment companies are generally categorized as Level 1.
Futures contracts traded on national securities exchanges are valued at the quoted daily settlement price established by the exchange on which they trade reported by an independent pricing service, and are generally categorized as Level 1. Swap contracts traded on national securities exchanges are valued at the closing price of the exchange on which they are traded or if a closing price of the exchange is not available, the swap will be valued using a mid valuation provided by an independent pricing service, and are generally categorized as Level 2. Swap contracts traded in the over-the-counter (“OTC”) market are valued at a mid valuation provided by an independent pricing service, and are generally categorized as Level 2. Option contracts traded on national securities exchanges are valued at the mean of the last bid and ask price reported by an independent pricing service as of the close of the exchange on which they are traded, and are generally categorized as Level 1. Option contracts traded in the over-the-counter (“OTC”) market are valued at the mid valuation provided by an independent pricing service, and are generally categorized as Level 2. Forward foreign currency contracts (“forward contracts”) are valued at the 4:00 p.m. Eastern Time forward rate and are generally categorized as Level 2.
Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) which is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or OTC market, and are generally categorized as Level 1 or Level 2. Securities for which market quotations are not readily available or the values of which may be significantly impacted by occurence of developments or significant events are generally categorized as Level 3.  There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.
The Board must determine fair value in good faith for portfolio holdings for which market quotations are not readily available or are unreliable. The Board has designated SAAMCo as the valuation designee ("Valuation Designee") to preform the fair valuation determinations relating to any or all fund investments. SAAMCo, as the Valuation Designee, has adopted policies and procedures and has established a policies and procedures and has established a pricing review committee to determine fair value of the designated portfolio holdings on its behalf.
Derivative Instruments:
Forward Foreign Currency Contracts: A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the cumulative change in market value is recorded by a Portfolio as unrealized appreciation or depreciation. On the settlement date, a Portfolio records either realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Risks to a Portfolio of entering into forward contracts include counterparty risk, market risk and illiquidity risk. Counterparty risk arises upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, a Portfolio’s loss will generally consist of the net amount of contractual payments that the Portfolio has not yet received though the Portfolio’s maximum exposure due to counterparty risk could extend to the notional amount of the contract. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. These contracts may involve market risk in excess of the unrealized appreciation or depreciation reported on the Portfolio of Investments. Illiquidity risk arises because the secondary market for forwards may have less liquidity relative to markets for other securities. Currency transactions are also subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments.

NOTES TO PORTFOLIO OF INVESTMENTS — October 31, 2022 — (unaudited) — (continued)

Forward foreign currency contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio’s Portfolio of Investments.
Futures: A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures transaction, a Portfolio will be required to segregate an initial margin payment of cash or other liquid securities with the futures commission merchant (the “broker”). Subsequent payments are made or received by a Portfolio as a result of changes in the value of the contract and/or changes in the value of the initial margin requirement. Such receipts or payments are recorded as variation margin for changes in the value of the contracts and as cash collateral for futures contracts for the changes in the value of the initial margin requirement. When a contract is closed, a Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The primary risk to a Portfolio of entering into futures contracts is market risk. Market risk is the risk that there will be an unfavorable change in the interest rate, value or currency rate of the underlying security or securities. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin. There may also be trading restrictions or limitations imposed by an exchange, and government regulations may restrict trading in futures contracts. While a Portfolio will generally only purchase exchange-traded futures, due to market conditions, there may not always be a liquid secondary market for a futures contract and, as a result, the Portfolio may be unable to close out its futures contracts at a time which is advantageous. In addition, if a Portfolio has insufficient cash to meet margin requirements, the Portfolio may need to sell other investments, including at disadvantageous times. There is generally minimal counterparty risk to a Portfolio since the futures contracts are generally exchange-traded.
Futures contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio’s Portfolio of Investments.
Options: An option is a contract conveying a right to buy or sell a financial instrument at a specified price during a stipulated period. When a Portfolio writes a call or a put option, it receives a premium which is equal to the current market value of the option written. If a Portfolio purchases a call or a put option, it pays a premium which reflects the current market value of the option. The option position is marked-to-market daily and its value fluctuates based upon the value of the underlying financial instrument, time to expiration, cost of borrowing funds, and volatility of the value of the underlying financial instrument. If an option which a Portfolio has written either expires on its stipulated expiration date, or if the Portfolio enters into a closing purchase transaction, the Portfolio realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such options is extinguished. If a call option which a Portfolio has written is exercised, the Portfolio realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a put option which a Portfolio has written is exercised, the amount of the premium originally received reduces the cost of the security which the Portfolio purchased upon exercise of the option. Options may be traded on a national securities exchange or in the OTC market.
Risks to a Portfolio of entering into option contracts include counterparty risk, market risk and, with respect to OTC options, illiquidity risk. Counterparty risk arises from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, a Portfolio’s loss will consist of the net amount of contractual payments that the Portfolio has not yet received. Market risk is the risk that there will be an unfavorable change in the value of the underlying securities. There is also the risk a Portfolio may not be able to enter into a closing transaction because of an illiquid market. In addition, unlisted options are not traded on an exchange and may not be as actively traded as listed options, making the valuation of such securities more difficult. An unlisted option also entails a greater risk that the party on the other side of the option transaction may default, which would make it impossible to close out an unlisted option position in some cases, and profits related to the transaction lost thereby.
Option contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio’s Portfolio of Investments.
Swap Contracts: Certain Funds may enter into credit default, interest rate, equity and/or total return swap contracts. Swap contracts are privately negotiated in the OTC market and may be entered into as a bilateral contract or a centrally cleared contract (“centrally cleared swaps”). In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and a Fund faces the CCP through a broker. Upon entering into a centrally cleared swap, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated on the Portfolio of Investments.
Unlike a bilateral swap contract, for centrally cleared swaps, the Funds have no credit exposure to the counterparty as the CCP stands between the Funds and the counterparty. Swaps are marked-to-market daily and the changes in value are recorded as an unrealized gain (loss). The daily change in valuation of swap contracts, if any, is recorded as unrealized appreciation (depreciation) on

NOTES TO PORTFOLIO OF INVESTMENTS — October 31, 2022 — (unaudited) — (continued)

swap contracts. When the swap is terminated, the Funds will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Funds’ basis in the contract, if any. Generally, the basis of the contracts is the premium received or paid. The Funds amortize upfront payments and receipts on swap contracts on a daily basis. Net periodic payments made or received by a Funds are included as part of realized gain (loss).
Credit Default Swap Agreements: Credit default swaps generally are contracts in which one party makes periodic fixed-rate payments or a one time premium payment (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified payment in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swaps, a Portfolio will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap. If a Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. As a buyer of protection on credit default swaps, a Portfolio will make periodic payments, similar to an insurance premium and the seller of protection agrees to compensate the Portfolio for future potential losses as a result of a credit event on the reference bond or other asset. A Portfolio effectively transfers the credit event risk of the reference bond or asset from it to the seller of protection. If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.
Credit default swaps on corporate issues or sovereign issues of an emerging market country are contracts in which the buyer of protection makes periodic fixed payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). A Portfolio may use credit default swaps on corporate issues or sovereign issues of an emerging market country to provide a measure of protection against defaults of the issuers (i.e., to reduce credit risk where the Portfolio owns or has exposure to the referenced obligation) or to take a speculative credit position with an active long or short position with respect to the likelihood of a particular issuer’s default.
Credit default swaps on asset-backed securities are contracts in which the buyer of protection makes periodic fixed-rate payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a default or other credit event. Unlike credit default swaps on corporate issues or sovereign issues of an emerging market country, deliverable obligations in most instances would be limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedown or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts. A Portfolio may use credit default swaps on asset-backed securities to provide a measure of protection against defaults of the referenced obligation or to take a speculative credit position with an active long or short position with respect to the likelihood of a particular referenced obligation’s default.
Credit default swaps on credit indices are generally contracts in which the buyer of protection makes periodic fixed-rate payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a writedown, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a list of a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index.

NOTES TO PORTFOLIO OF INVESTMENTS — October 31, 2022 — (unaudited) — (continued)

The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Portfolio may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds which is less expensive than it would be to enter into many credit default swaps to achieve a similar effect. Credit-default swaps on indices are used for protecting investors owning bonds against default, and also to speculate on changes in credit quality.
Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swaps on corporate issues or sovereign issues of an emerging market country as of period end are reported on a schedule at the end of each Portfolio’s Portfolio of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-based securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The maximum potential amount of future payments (undiscounted) that a Portfolio as a seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swaps outstanding at the end of the period for which a Portfolio is the seller of protection, if any, are disclosed on a schedule at the end of each Portfolio’s Portfolio of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swaps entered into by a Portfolio for the same referenced entity or entities.
Credit default swap contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio’s Portfolio of Investments.
Interest Rate Swap Agreements: Interest rate swaps do not involve the delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that a Portfolio is contractually obligated to make. If the other party to an interest rate swap defaults, a Portfolio’s risk of loss consists of the net discounted amount of interest payments that the Portfolio is contractually entitled to receive, if any. The use of interest rate swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions.
Interest rate swap contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio’s Portfolio of Investments.
Risks of Entering into Swap Agreements: Risks to a Portfolio of entering into credit default swaps, equity swaps and interest rate swaps, include credit risk, market risk, counterparty risk, liquidity risk and documentation risk. By entering into swap agreements, a Portfolio may be exposed to risk of potential loss due to unfavorable changes in interest rates, the price of the underlying security or index, or the underlying referenced asset’s perceived or actual credit, that the counterparty may default on its obligation to perform or the possibility that there is no liquid market for these agreements. There is also the risk that the parties may disagree as to the meaning of contractual terms in the swap agreement. In addition, to the extent that a subadviser does not accurately analyze and predict the underlying economic factors influencing the value of the swap, a Portfolio may suffer a loss.
Master Agreements: Certain Portfolios that hold derivative instruments and other financial instruments may be a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements or similar agreements (“Master Agreements”) with certain counterparties that govern certain instruments. Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. Collateral can be in the form of cash or securities as agreed to by a Portfolio and applicable counterparty. Collateral requirements are generally determined based on a Portfolio’s net position with each counterparty. Master Agreements may also include certain provisions that require a Portfolio to post additional collateral upon the occurrence of certain events, such as when Portfolio’s net assets fall below a specified level. In addition, Master Agreements typically specify certain standard termination events, such as failure of a party to pay or deliver, credit support defaults and other events of default. Termination events applicable to a Portfolio may also occur upon a decline in the Portfolio’s net assets below a specified level over a certain period of time. Additional termination events applicable to counterparties may occur upon a decline in a counterparty’s long-term and short-term credit ratings below a specified level, or upon a decline in the ratings of a counterparty’s credit support provider. Upon the occurrence of a termination event, the other party may elect to terminate early and cause settlement of all instruments outstanding pursuant to a particular Master Agreement, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of a Portfolio’s counterparties to elect early termination could cause the Portfolio to accelerate the payment of liabilities, which settlement amounts could be in excess of the amount of assets that are already posted as collateral. Typically, the Master Agreement will permit a single net payment in the event of default. Note, however, that bankruptcy or insol-

NOTES TO PORTFOLIO OF INVESTMENTS — October 31, 2022 — (unaudited) — (continued)

vency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. As a result, the early termination with respect to derivative instruments subject to Master Agreements that are in a net liability position could be material to a Portfolio’s financial statements.
The following table represents the Portfolio’s objectives for using derivative instruments the for the period ended October 31, 2022:
	Objectives for Using Derivatives
Portfolio	Futures Contracts	Foreign Exchange Contracts	Options Contracts	Interest Rate Swap Contracts	Credit Default Swap Contracts
SA BlackRock VCP Global Multi Asset	2,5	7	6	-	-
SA Emerging Markets Equity Index	5	-	-	-	-
SA Federated Hermes Corporate Bond	2	-	-	-	-
SA Franklin Tactical Opportunities	5	-	-	-	-
SA Goldman Sachs Global Bond	2	1	1,2	2	3,4
SA Goldman Sachs Multi-Asset Insights	4	-	-	-	4
SA International Index	5	-	-	-	-
SA JPMorgan Diversified Balanced	2,5	1	-	-	-
SA JPMorgan Emerging Markets	2,5	-	-	-	-
SA JPMorgan MFS Core Bond	2	7	-	-	-
SA Large Cap Growth Index	5	-	-	-	-
SA Large Cap Index	5	-	-	-	-
SA Large Cap Value Index	5	-	-	-	-
SA MFS Total Return	2	-	-	-	-
SA Mid Cap Index	5	-	-	-	-
SA PIMCO RAE International Value	-	7	-	-	-
SA PIMCO VCP Tactical Balanced	2,5	7	2,5,6	2	3,5
SA Putnam International Growth and Income	-	7	-	-	-
SA Schroders VCP Global Allocation	2,5	1	5	-	-
SA Small Cap Index	5	-	-	-	-
SA T. Rowe Price Asset Allocation Growth	2	-	5	-	3
SA T. Rowe Price VCP Balanced	2,5	1	5	-	3
SA VCP Dynamic Allocation	6	-	6	-	-

(1)  To manage foreign currency exchange rate risk.
(2)  To manage interest rate risk and the duration of the portfolio.
(3)  To manage credit risk.
(4)  To manage against or gain exposure to certain securities and/or sectors.
(5)  To manage exposures in certain securities markets.
(6)  To manage portfolio risk.
(7)  To manage interest rate or foreign currency exchange rate risk, or gain exposures to foreign currencies.
Note 2.    Transactions with Affiliates
As disclosed in the Portfolio of Investments, certain Portfolios owned shares of various SunAmerica Series Trust, Anchor Series Trust and Seasons Series Trust and securities issued by American International Group, Inc. (“AIG”) or an affiliate thereof. For the period ended October 31, 2022, transactions in these securities were as follows:
SA Blackrock Multi-Factor 70/30 Portfolio
Security	Income	Capital Gain Distribution Received	Value at January 31 , 2022	Cost of Purchases	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at October 31 , 2022
iShares U.S. Fixed Income Balanced Risk Factor ETF - Exchange Traded Fund	$1,128,133	$ -	$18,402,820	$4,814,101	$1,147,826	$(197,022)	$(3,117,052)	$18,755,021

NOTES TO PORTFOLIO OF INVESTMENTS — October 31, 2022 — (unaudited) — (continued)

SA Global Index Allocation 60/40 Portfolio
Security	Income	Capital Gain Distribution Received	Value at January 31, 2022	Cost of Purchases†	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at October 31, 2022
SunAmerica Series Trust
SA Emerging Markets Equity Index Portfolio, Class 1	$ -	$ -	$ 2,459,267	$ 715,203	$ 148,500	$ (2,844)	$ (815,589)	$ 2,207,537
SA Fixed Income Index Portfolio, Class 1	-	-	15,065,856	2,818,169	1,118,209	(118,355)	(2,006,409)	14,641,052
SA Fixed Income Intermediate Index Portfolio, Class 1	-	-	17,422,510	1,996,178	1,607,329	(66,718)	(1,284,954)	16,459,687
SA International Index Portfolio, Class 1	-	-	22,620,183	2,711,841	1,406,602	89,675	(4,863,194)	19,151,903
SA Large Cap Index Portfolio, Class 1	-	-	22,252,980	2,416,823	2,574,221	762,404	(3,719,243)	19,138,743
SA Mid Cap Index Portfolio, Class 1	-	-	5,143,592	523,333	487,786	99,495	(465,213)	4,813,421
SA Small Cap Index Portfolio, Class 1	-	-	1,623,326	384,472	101,779	31,726	(161,809)	1,775,936
	$ -	$ -	$ 86,587,714	$ 11,566,019	$ 7,444,426	$ 795,383	$ (13,316,411)	$ 78,188,279
†	Includes reinvestment of distributions paid.
SA Global Index Allocation 75/25 Portfolio
Security	Income	Capital Gain Distribution Received	Value at January 31, 2022	Cost of Purchases†	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at October 31, 2022
SunAmerica Series Trust
SA Emerging Markets Equity Index Portfolio, Class 1	$ -	$ -	$ 4,041,484	$ 838,093	$ 142,092	$ 1,088	$ (1,295,312)	$ 3,443,261
SA Fixed Income Index Portfolio, Class 1	-	-	8,954,159	1,606,727	332,591	(22,612)	(1,242,015)	8,963,668
SA Fixed Income Intermediate Index Portfolio, Class 1	-	-	10,321,202	1,108,343	671,661	(13,675)	(785,081)	9,959,128
SA International Index Portfolio, Class 1	-	-	26,347,105	2,333,378	1,086,448	90,033	(5,568,814)	22,115,254
SA Large Cap Index Portfolio, Class 1	-	-	26,255,613	1,927,612	2,454,531	878,158	(4,292,437)	22,314,415
SA Mid Cap Index Portfolio, Class 1	-	-	5,896,682	424,121	512,139	123,325	(526,509)	5,405,480
SA Small Cap Index Portfolio, Class 1	-	-	3,209,401	535,046	116,558	17,296	(268,412)	3,376,773
	$ -	$ -	$ 85,025,646	$ 8,773,320	$ 5,316,020	$ 1,073,613	$ (13,978,580)	$ 75,577,979
†	Includes reinvestment of distributions paid.
SA Global Index Allocation 90/10 Portfolio
Security	Income	Capital Gain Distribution Received	Value at January 31, 2022	Cost of Purchases†	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at October 31, 2022
SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio, Class 1	$ -	$ -	$ 15,115,131	$ 2,780,573	$ 314,701	$ 25,906	$ (4,860,857)	$ 12,746,052
SA Fixed Income Index Portfolio, Class 1	-	-	11,517,186	3,817,975	286,555	(28,379)	(1,761,702)	13,258,525
SA Fixed Income Intermediate Index Portfolio, Class 1	-	-	13,280,738	3,349,722	317,287	(13,855)	(1,111,672)	15,187,646
SA International Index Portfolio, Class 1	-	-	121,496,687	11,634,648	3,483,174	(12,746)	(25,750,639)	103,884,776
SA Large Cap Index Portfolio, Class 1	-	-	109,836,782	8,263,693	8,554,571	2,679,928	(17,106,465)	95,119,367
SA Mid Cap Index Portfolio, Class 1	-	-	27,462,268	2,167,094	1,852,988	349,569	(2,266,737)	25,859,206
SA Small Cap Index Portfolio, Class 1	-	-	14,874,545	1,763,294	324,265	47,761	(1,265,895)	15,095,440
	$ -	$ -	$ 313,583,337	$ 33,776,999	$ 15,133,541	$ 3,048,184	$ (54,123,967)	$ 281,151,012
†	Includes reinvestment of distributions paid.
SA Index Allocation 60/40 Portfolio
Security	Income	Capital Gain Distribution Received	Value at January 31, 2022	Cost of Purchases†	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at October 31, 2022
SunAmerica Series Trust
SA Large Cap Index Portfolio, Class 1	$ -	$ -	$103,031,073	$ 10,103,055	$ 9,303,559	$ 2,540,641	$(16,052,099)	$ 90,319,111
SA Mid Cap Index Portfolio, Class 1	-	-	13,609,184	1,234,561	1,066,721	161,510	(1,106,697)	12,831,837
SA Small Cap Index Portfolio, Class 1	-	-	11,337,164	2,081,120	531,254	57,102	(1,022,532)	11,921,600

NOTES TO PORTFOLIO OF INVESTMENTS — October 31, 2022 — (unaudited) — (continued)

SA Index Allocation 60/40 Portfolio
Security	Income	Capital Gain Distribution Received	Value at January 31, 2022	Cost of Purchases†	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at October 31, 2022
SunAmerica Series Trust
SA Fixed Income Index Portfolio, Class 1	-	-	41,497,300	7,681,368	1,953,816	(91,151)	(5,787,610)	41,346,091
SA Fixed Income Intermediate Index Portfolio, Class 1	-	-	47,946,787	5,731,013	3,163,746	(14,404)	(3,730,815)	46,768,835
SA International Index Portfolio, Class 1	-	-	22,890,553	2,253,577	965,613	(26,429)	(4,783,155)	19,368,933
	$ -	$ -	$240,312,061	$ 29,084,694	$ 16,984,709	$ 2,627,269	$(32,482,908)	$222,556,407
†	Includes reinvestment of distributions paid.
SA Index Allocation 80/20 Portfolio
Security	Income	Capital Gain Distribution Received	Value at January 31, 2022	Cost of Purchases†	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at October 31, 2022
SunAmerica Series Trust
SA Fixed Income Index Portfolio, Class 1	$ -	$ -	$ 37,475,083	$ 8,308,522	$ 1,305,824	$ (64,301)	$ (5,415,794)	$ 38,997,686
SA Fixed Income Intermediate Index Portfolio, Class 1	-	-	43,269,656	5,894,929	1,470,554	17,103	(3,473,452)	44,237,682
SA International Index Portfolio, Class 1	-	-	65,983,077	5,922,522	2,028,848	(55,008)	(13,887,446)	55,934,297
SA Large Cap Index Portfolio, Class 1	-	-	243,121,047	16,581,170	15,633,487	4,817,786	(36,932,647)	211,953,869
SA Mid Cap Index Portfolio, Class 1	-	-	48,651,092	3,425,827	2,991,079	363,834	(3,733,757)	45,715,917
SA Small Cap Index Portfolio, Class 1	-	-	21,864,671	2,662,872	709,317	125,135	(2,025,871)	21,917,490
	$ -	$ -	$ 460,364,626	$ 42,795,842	$ 24,139,109	$ 5,204,549	$ (65,468,967)	$ 418,756,941
†	Includes reinvestment of distributions paid.
SA Index Allocation 90/10 Portfolio
Security	Income	Capital Gain Distribution Received	Value at January 31 , 2022	Cost of Purchases †	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at October 31 , 2022
SunAmerica Series Trust
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	$ -	$ -	$ 44,613,658	$ 14,623,896	$ 1,010,221	$ (103,895)	$ (6,861,204)	$ 51,262,234
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	-	-	51,171,954	12,923,172	1,124,215	(23,439)	(4,352,305)	58,595,167
SunAmerica Series Trust SA International Index Portfolio, Class 1	-	-	233,621,159	21,702,401	5,302,722	(338,946)	(49,637,510)	200,044,382
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	-	-	711,038,227	42,707,566	37,746,536	11,722,890	(105,889,981)	621,832,166
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	-	-	127,781,049	8,040,667	5,720,295	746,856	(9,669,150)	121,179,127
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	-	-	58,505,440	6,561,220	1,121,079	251,483	(5,360,218)	58,836,846
	$ -	$ -	$ 1,226,731,487	$ 106,558,922	$ 52,025,068	$ 12,254,949	$ (181,770,368)	$ 1,111,749,922
†	Includes reinvestment of distributions paid.
SA Large Cap Index Portfolio
Security	Income	Capital Gain Distribution Received	Value at January 31, 2022	Cost of Purchases	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at October 31, 2022
American International Group, Inc. - Common Stocks	$ 66,455	$—	$ 4,122,022	$ 11,292	$ 399,597	$ 38,854	$ (113,342)	$3,659,229

NOTES TO PORTFOLIO OF INVESTMENTS — October 31, 2022 — (unaudited) — (continued)

SA Large Cap Value Index Portfolio
Security	Income	Capital Gain Distribution Received	Value at January 31 , 2022	Cost of Purchases	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at October 31 , 2022
American International Group, Inc. - Common Stocks	$ 13,985	$ -	$ 891,371	$ 3,052	$ 106,407	$ (1,727)	$ (13,084)	$ 773,205
SA VCP Dynamic Allocation Portfolio
Security	Income	Capital Gain Distribution Received	Value at January 31 , 2022	Cost of Purchases †	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at October 31 , 2022
SunAmerica Series Trust
SA AB Growth Portfolio, Class 1	$ -	$ -	$ 373,398,904	$ 38,100,362	$ 32,379,424	$ (2,906,362)	$ (76,056,737)	$ 300,156,743
SA AB Small & Mid Cap Value Portfolio, Class 1	-	-	17,504,170	76,770	2,259,030	(268,999)	(1,676,713)	13,376,198
SA DFA Ultra Short Bond Portfolio, Class 1	-	-	57,520,351	6,189,237	5,561,403	(134,299)	(903,339)	57,110,547
SA Emerging Markets Equity Index Portfolio, Class 1	-	-	36,923,160	102,359	3,911,659	(110,446)	(9,951,954)	23,051,460
SA Federated Hermes Corporate Bond Portfolio, Class 1	-	-	269,474,129	742,105	21,837,286	(1,610,268)	(36,195,060)	210,573,620
SA Fidelity Institutional AM Real Estate Portfolio, Class 1	-	-	45,158,192	19,163,648	4,917,813	458,459	(12,123,130)	47,739,356
SA Fidelity Institutional International Growth Portfolio, Class 1	-	-	195,739,657	511,796	22,951,819	2,375,330	(44,429,508)	131,245,456
SA Fixed Income Index Portfolio, Class 1	-	-	131,123,424	360,048	14,599,585	(332,818)	(16,048,036)	100,503,033
SA Fixed Income Intermediate Index Portfolio, Class 1	-	-	117,987,026	6,393,955	11,585,482	(89,613)	(8,531,793)	104,174,093
SA Franklin BW U.S. Large Cap Value Portfolio, Class 1	-	-	303,834,466	791,494	37,478,394	4,199,930	(12,562,240)	258,785,256
SA Franklin Small Company Value Portfolio, Class 1	-	-	93,709,463	255,899	10,530,099	(1,627,144)	(5,837,973)	75,970,146
SA Franklin Systematic U.S. Large Cap Core Portfolio, Class 1	-	-	76,411,577	191,924	7,647,574	1,707,556	(6,735,154)	63,928,329
SA Goldman Sachs Global Bond Portfolio, Class 1	-	-	32,975,045	102,360	3,012,040	(434,839)	(6,269,820)	23,360,706
SA International Index Portfolio, Class 1	-	-	98,087,974	255,899	13,530,099	2,015,005	(20,396,445)	66,432,334
SA Invesco Growth Opportunities Portfolio, Class 1	-	-	106,164,257	358,257	10,542,138	692,873	(21,405,279)	75,267,970
SA Janus Focused Growth Portfolio, Class 1	-	-	121,364,704	5,834,457	9,654,040	1,289,915	(34,460,296)	84,374,740
SA JPMorgan Emerging Markets Portfolio, Class 1	-	-	27,930,577	7,815,154	3,109,523	914,567	(11,660,943)	21,889,832
SA JPMorgan Equity-Income Portfolio, Class 1	-	-	397,294,727	1,010,797	45,743,890	9,869,414	(24,506,649)	337,924,399
SA JPMorgan Global Equities Portfolio, Class 1	-	-	173,898,026	460,617	20,054,178	2,276,212	(25,250,050)	131,330,627
SA JPMorgan MFS Core Bond Portfolio, Class 1	-	-	634,462,372	1,816,878	53,463,701	(3,883,252)	(80,795,239)	498,137,058
SA JPMorgan Mid-Cap Growth Portfolio, Class 1	-	-	115,840,860	346,357	10,176,524	(17,120)	(17,468,383)	88,525,190
SA Large Cap Growth Index Portfolio, Class 1	-	-	174,382,372	7,486,207	14,686,589	5,406,646	(41,032,542)	131,556,094
SA Large Cap Index Portfolio, Class 1	-	-	1,187,463,235	3,144,861	139,581,649	66,488,387	(215,268,624)	902,246,210
SA Large Cap Value Index Portfolio, Class 1	-	-	141,664,687	388,006	11,841,961	2,140,623	(10,163,747)	122,187,608
SA MFS Blue Chip Growth Portfolio, Class 1	-	-	334,346,886	15,934,028	27,484,860	7,667,128	(73,951,088)	256,512,094
SA MFS Massachusetts Investors Trust Portfolio, Class 1	-	-	340,495,097	934,028	28,053,962	4,477,522	(46,661,184)	271,191,501

NOTES TO PORTFOLIO OF INVESTMENTS — October 31, 2022 — (unaudited) — (continued)

SA VCP Dynamic Allocation Portfolio
Security	Income	Capital Gain Distribution Received	Value at January 31 , 2022	Cost of Purchases †	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at October 31 , 2022
SA Mid Cap Index Portfolio, Class 1	-	-	66,486,867	1,191,924	5,647,574	1,468,304	(5,965,313)	57,534,208
SA Morgan Stanley International Equities Portfolio, Class 1	-	-	168,804,260	447,823	21,177,673	2,336,649	(36,611,315)	113,799,744
SA PIMCO RAE International Value Portfolio, Class 1	-	-	95,627,446	204,719	31,710,551	(733,578)	(11,488,034)	51,900,002
SA PineBridge High-Yield Bond Portfolio, Class 1	-	-	52,921,012	140,744	4,141,554	(224,187)	(4,690,387)	44,005,628
SA Putnam International Growth and Income Portfolio, Class 1	-	-	36,817,000	35,230,309	6,519,593	(1,071,775)	(11,564,052)	52,891,889
SA Small Cap Index Portfolio, Class 1	-	-	72,570,478	6,217,513	6,400,584	1,248,279	(7,114,073)	66,521,613
SA Wellington Capital Appreciation Portfolio, Class 1	-	31,251,849	148,674,367	39,763,646	14,111,694	(2,606,415)	(69,729,429)	101,990,475
SA Wellington Government & Quality Bond Portfolio, Class 1	6,622,434	7,980,092	601,913,953	16,331,629	54,885,613	(7,291,800)	(88,683,022)	467,385,147
Seasons Series Trust
SA American Century Inflation Protection Portfolio, Class 1	-	-	173,803,721	13,011,795	15,060,197	77,841	(19,377,526)	152,455,634
SA Columbia Focused Value Portfolio, Class 1	-	-	212,924,874	567,135	19,923,330	3,487,609	(14,370,249)	182,686,039
SA Multi-Managed Diversified Fixed Income Portfolio, Class 1	-	-	581,580,945	1,690,718	53,756,098	(7,396,976)	(75,981,138)	446,137,451
SA Multi-Managed International Equity Portfolio, Class 1	-	-	181,795,706	511,796	14,870,497	190,537	(38,648,289)	128,979,253
SA Multi-Managed Large Cap Growth Portfolio, Class 1	-	-	188,656,147	13,552,866	15,987,080	(5,858,079)	(44,241,992)	136,121,862
SA Multi-Managed Large Cap Value Portfolio, Class 1	-	-	359,439,999	3,095,643	59,055,345	1,746,387	(16,650,088)	288,576,596
SA Multi-Managed Mid Cap Growth Portfolio, Class 1	-	-	83,613,809	232,099	9,042,949	(1,132,740)	(13,454,025)	60,216,194
SA Multi-Managed Mid Cap Value Portfolio, Class 1	-	-	129,954,135	332,668	11,989,128	1,830,525	(11,811,580)	108,316,620
SA Multi-Managed Small Cap Portfolio, Class 1	-	-	77,080,869	217,514	6,400,584	(203,599)	(5,905,193)	64,789,007
SA T. Rowe Price Growth Stock Portfolio, Class 1	-	-	289,876,897	8,336,145	24,135,100	(3,754,576)	(77,460,971)	192,862,395
	$ 6,622,434	$ 39,231,941	$ 9,127,697,823	$ 259,844,189	$ 941,409,866	$ 82,676,813	$ (1,414,088,602)	$ 7,114,720,357
†	Includes reinvestment of distributions paid.
SA VCP Dynamic Strategy Portfolio
Security	Income	Capital Gain Distribution Received	Value at January 31 , 2022	Cost of Purchases †	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at October 31 , 2022
SunAmerica Series Trust
SA AB Growth Portfolio, Class 1	$ -	$ -	$ 220,833,151	$ 6,500,000	$ 20,243,322	$ 5,120,073	$ (49,914,254)	$ 162,295,648
SA AB Small & Mid Cap Value Portfolio, Class 1	-	-	122,234,213	-	14,221,318	(542,899)	(13,376,861)	94,093,135
SA DFA Ultra Short Bond Portfolio, Class 1	-	-	31,034,751	2,000,000	3,401,646	(88,769)	(462,853)	29,081,483
SA Emerging Markets Equity Index Portfolio, Class 1	-	-	28,148,330	-	2,128,808	(115,478)	(7,753,611)	18,150,433
SA Federated Hermes Corporate Bond Portfolio, Class 1	-	-	106,834,647	-	10,497,570	(765,416)	(14,065,288)	81,506,373
SA Fidelity Institutional AM Real Estate Portfolio, Class 1	-	-	30,633,913	12,000,000	3,601,600	344,949	(8,079,039)	31,298,223
SA Fidelity Institutional International Growth Portfolio, Class 1	-	-	89,345,188	-	8,707,500	515,845	(20,270,055)	60,883,478

NOTES TO PORTFOLIO OF INVESTMENTS — October 31, 2022 — (unaudited) — (continued)

SA VCP Dynamic Strategy Portfolio
Security	Income	Capital Gain Distribution Received	Value at January 31 , 2022	Cost of Purchases †	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at October 31 , 2022
SA Fixed Income Index Portfolio, Class 1	-	-	77,629,037	-	12,968,098	(350,510)	(9,116,546)	55,193,883
SA Fixed Income Intermediate Index Portfolio, Class 1	-	-	61,375,969	4,000,000	6,291,990	(51,166)	(4,436,589)	54,596,224
SA Franklin BW U.S. Large Cap Value Portfolio, Class 1	-	-	250,165,668	-	28,775,027	6,015,753	(13,047,450)	214,358,944
SA Franklin Small Company Value Portfolio, Class 1	-	-	36,184,764	-	3,315,022	(519,018)	(2,318,533)	30,032,191
SA Franklin Systematic U.S. Large Cap Core Portfolio, Class 1	-	-	66,121,884	-	6,077,540	1,329,511	(5,744,655)	55,629,200
SA Franklin U.S. Systematic Large Cap Value Portfolio, Class 1	-	-	158,193,182	-	18,365,095	(368,504)	(7,388,382)	132,071,201
SA Goldman Sachs Global Bond Portfolio, Class 1	-	-	31,847,383	-	3,315,022	(592,620)	(5,824,164)	22,115,577
SA International Index Portfolio, Class 1	-	-	84,903,682	3,000,000	8,287,555	1,046,137	(18,164,358)	62,497,906
SA Invesco Growth Opportunities Portfolio, Class 1	-	-	22,358,894	-	2,486,267	(426,388)	(3,921,589)	15,524,650
SA Invesco Main Street Large Cap Portfolio, Class 1	-	-	308,911,075	-	28,177,687	7,293,425	(54,484,080)	233,542,733
SA Janus Focused Growth Portfolio, Class 1	-	-	175,857,355	15,500,000	16,928,299	5,655,783	(54,747,083)	125,337,756
SA JPMorgan Emerging Markets Portfolio, Class 1	-	-	14,582,363	5,500,000	2,026,104	(412,001)	(5,577,525)	12,066,733
SA JPMorgan Equity-Income Portfolio, Class 1	-	-	303,273,548	-	40,101,760	9,808,351	(20,961,586)	252,018,553
SA JPMorgan Global Equities Portfolio, Class 1	-	-	102,708,815	-	9,392,563	607,442	(14,646,031)	79,277,663
SA JPMorgan MFS Core Bond Portfolio, Class 1	-	-	268,143,780	-	27,072,679	(1,574,145)	(33,812,998)	205,683,958
SA JPMorgan Mid Cap Growth Portfolio, Class 1	-	-	66,800,970	-	6,638,649	317,562	(10,335,998)	50,143,885
SA Large Cap Growth Index Portfolio, Class 1	-	-	101,882,176	-	8,972,617	3,315,100	(23,721,493)	72,503,166
SA Large Cap Index Portfolio, Class 1	-	-	625,280,090	-	62,382,925	28,191,855	(108,367,968)	482,721,052
SA Large Cap Value Index Portfolio, Class 1	-	-	145,524,810	-	15,158,717	2,781,198	(10,962,486)	122,184,805
SA MFS Blue Chip Growth, Class 1	-	-	183,293,793	7,000,000	16,851,362	60,131	(36,262,065)	137,240,497
SA MFS Massachusetts Investors Trust Portfolio, Class 1	-	-	314,841,582	-	32,022,860	7,155,738	(45,565,731)	244,408,729
SA Mid Cap Index Portfolio, Class 1	-	-	53,083,881	-	5,525,036	1,354,608	(4,919,690)	43,993,763
SA Morgan Stanley International Equities Portfolio, Class 1	-	-	43,034,984	-	4,143,778	(482,862)	(8,491,254)	29,917,090
SA PIMCO RAE International Value Portfolio, Class 1	-	-	136,493,229	-	29,558,523	750,308	(20,744,936)	86,940,078
SA PineBridge High-Yield Bond Portfolio, Class 1	-	-	21,975,278	-	1,933,763	(198,260)	(1,835,855)	18,007,400
SA Putnam International Growth and Income Portfolio, Class 1	-	-	113,783,739	10,000,000	11,737,821	785,558	(23,380,672)	89,450,804
SA Small Cap Index Portfolio, Class 1	-	-	42,660,729	-	4,420,030	789,706	(4,260,664)	34,769,741
SA Wellington Government & Quality Bond Portfolio, Class 1	2,430,738	2,929,060	224,916,211	5,359,798	23,225,754	(1,801,821)	(33,659,050)	171,589,384
Seasons Series Trust
SA American Century Inflation Protection Portfolio, Class 1	-	-	76,632,842	5,500,000	7,458,800	105,294	(8,533,371)	66,245,965
SA Columbia Focused Value Portfolio, Class 1	-	-	100,184,257	-	11,197,895	2,223,779	(7,223,145)	83,986,996
SA Multi-Managed Diversified Fixed Income Portfolio, Class 1	-	-	203,682,960	-	20,335,411	(2,493,958)	(26,486,181)	154,367,410

NOTES TO PORTFOLIO OF INVESTMENTS — October 31, 2022 — (unaudited) — (continued)

SA VCP Dynamic Strategy Portfolio
Security	Income	Capital Gain Distribution Received	Value at January 31 , 2022	Cost of Purchases †	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at October 31 , 2022
SA Multi-Managed International Equity Portfolio, Class 1	-	-	105,718,836	-	9,812,507	942,699	(23,146,261)	73,702,767
SA Multi-Managed Large Cap Growth Portfolio, Class 1	-	-	188,916,653	15,500,000	17,711,615	(4,086,765)	(46,917,973)	135,700,300
SA Multi-Managed Large Cap Value Portfolio, Class 1	-	-	333,196,326	-	51,506,443	3,728,955	(17,793,615)	267,625,223
SA Multi-Managed Mid Cap Growth Portfolio, Class 1	-	-	78,203,122	-	7,439,868	(1,717,707)	(11,835,724)	57,209,823
SA Multi-Managed Mid Cap Value Portfolio, Class 1	-	-	55,138,840	-	4,696,282	343,767	(4,499,878)	46,286,447
SA Multi-Managed Small Cap Portfolio, Class 1	-	-	113,094,513	-	11,945,066	1,534,063	(10,437,182)	92,246,328
SA T. Rowe Price Growth Stock Portfolio, Class 1	-	-	24,537,648	4,500,000	2,445,474	(1,699,035)	(5,960,904)	18,932,235
	$ 2,430,738	$ 2,929,060	$ 5,944,199,061	$ 96,359,798	$ 643,503,668	$ 73,830,268	$ (863,455,626)	$ 4,607,429,833
†	Includes reinvestment of distributions paid.
SA VCP Index Allocation Portfolio
Security	Income	Capital Gain Distribution Received	Value at January 31, 2022	Cost of Purchases†	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at October 31, 2022
SunAmerica Series Trust
SA Fixed Income Index Portfolio, Class 1	$—	$—	$53,241,396	$8,400,506	$2,000,902	$(134,879)	$(7,386,990)	$52,119,131
SA Fixed Income Intermediate Index Portfolio, Class 1	-	-	61,460,338	4,458,525	3,094,911	(66,828)	(4,671,674)	58,085,450
SA International Index Portfolio, Class 1	-	-	50,145,284	2,709,884	1,712,671	117,848	(10,496,956)	40,763,389
SA Large Cap Index Portfolio, Class 1	-	-	201,169,418	8,916,999	14,909,717	4,678,543	(30,832,306)	169,022,937
SA Mid Cap Index Portfolio, Class 1	-	-	34,310,635	1,418,870	2,253,229	517,271	(2,885,428)	31,108,119
SA Small Cap Index Portfolio, Class 1	-	-	19,922,762	2,089,124	726,288	101,148	(1,816,437)	19,570,309
	$—	$—	$420,249,833	$27,993,908	$24,697,718	$5,213,103	$(58,089,791)	$370,669,335
†	Includes reinvestment of distributions paid.
ADDITIONAL INFORMATION
Additional information is available in the Trust’s Annual and Semiannual reports which may be obtained without charge from the EDGAR database on the Securities and Exchange Commission’s website at www.sec.gov.